UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02652
Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2014 – June 30, 2014
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2014

Vanguard 500 Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	30
Trustees Approve Advisory Arrangement.	32
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard 500 Index Fund
Investor Shares	7.05%
Admiral™ Shares	7.11
Signal® Shares	7.11
ETF Shares
Market Price	7.09
Net Asset Value	7.11
S&P 500 Index	7.14
Large-Cap Core Funds Average	6.36
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE
Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2013, Through June 30, 2014

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$170.36	$180.83	$1.496	$0.000
Admiral Shares	170.36	180.83	1.600	0.000
Signal Shares	140.72	149.37	1.320	0.000
ETF Shares	169.07	179.46	1.588	0.000

Chairman’s Letter

Dear Shareholder,

U.S. stocks overcame a rough start to finish the half year near record highs. Investors looked beyond obvious challenges—such as the U.S. economy’s contraction in the first quarter, rising oil prices, and the World Bank’s reduced estimate for 2014 global growth. Instead, they focused on positives that included lower U.S. unemployment and strong corporate earnings.

Vanguard 500 Index Fund returned about 7%, closely tracking its target index, the Standard & Poor’s 500 Index. The fund exceeded the average return of its large-capitalization core fund peers.

All ten industry sectors advanced, with information technology, health care, and energy stocks contributing most.

The merger of Vanguard Tax-Managed Growth and Income Fund into the 500 Index Fund was completed on May 16. As I mentioned in my last letter to you, this merger was designed to simplify our fund lineup. The two funds shared many common traits—identical risks, similar investment strategies, and the same benchmark, the Standard & Poor’s 500 Index.

As a result of the merger, shareholders who previously owned the Tax-Managed Growth and Income Fund will save on investment costs, since the 500 Index Fund has a lower expense ratio.

After starting the half year slowly, stocks pushed higher
Although U.S. stocks began the period with a January decline, they went on to advance in each of the next five months. For the half year, the broad U.S. stock market returned about 7% as the global economy continued to recover, albeit unevenly, and corporate earnings remained solid. Stocks were notably resilient, surging ahead after dips caused by turmoil in Iraq and conflict in Ukraine.

Citing the U.S. economy’s progress, the Federal Reserve has steadily trimmed its stimulative monthly bond-buying since January. At the same time, investors have been reassured by the Fed’s decision to keep interest rates low for an extended period.

International stocks overall returned about 6%. Emerging markets stocks, which have rebounded sharply in recent months, were the top performers, followed by stocks of developed markets in Europe and then those in the Asia-Pacific region.

The period was strong for bonds as yields dropped and prices rose
Bond prices spent most of the six months regaining the ground they lost in 2013. Over the period, the broad U.S. taxable bond market returned 3.93%. The yield of the benchmark 10-year Treasury note ended June at 2.54%, down from almost 3% on December 31. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
		Periods Ended June 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	7.27%	25.35%	19.25%
Russell 2000 Index (Small-caps)	3.19	23.64	20.21
Russell 3000 Index (Broad U.S. market)	6.94	25.22	19.33
FTSE All-World ex US Index (International)	5.75	21.93	11.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	3.93%	4.37%	4.85%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.00	6.14	5.81
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

CPI
Consumer Price Index	2.27%	2.07%	2.02%

Municipal bonds returned 6.00% amid support from the broad bond market rally, investors’ greater appetite for tax-exempt income, and a decline in the pool of new issues.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 5.59%.

In June, the European Central Bank made the unprecedented move of lowering a key interest rate below zero, to –0.10%, in an effort to avert deflation and induce banks to lend and thus fuel economic growth.

Although the period was strong worldwide for bonds, it’s worth remembering that the current low yields imply lower future returns: As yields drop, the scope for further declines—and increases in prices—diminishes.

Returns remained tiny for money market funds and savings accounts because of the Fed’s target of 0%–0.25% for short-term interest rates.

Technology and health care helped drive the fund’s returns
Vanguard 500 Index Fund—the industry’s first index fund for individual investors—invests in 500 of the largest U.S. companies, which span many different industries and account for about three-fourths of the U.S. stock market’s value.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Signal	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
500 Index Fund	0.17%	0.05%	0.05%	0.05%	1.15%
The fund expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for
Signal Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: Large-Cap Core Funds.

As I mentioned earlier, technology, health care, and energy stocks were among the index’s top performers for the half year.

Stocks in the information technology sector, the fund’s largest, contributed most to returns. Some of the nation’s largest hardware, software, and internet companies thrived during the period. Global demand for smartphones and internet-related products and services has translated to revenue and profits for companies with the resources and business plans to execute both at home and abroad. The sector also got a boost from the continued growth of cloud-based computing.

Health care stocks were the second-largest contributors to performance. As a whole, health care companies benefited as investor concerns about the Affordable Care Act began to ease. Pharmaceutical firms posted strong results amid enthusiasm over promising drug pipelines.

The energy sector was also a strong one for the fund. Oil and gas producers benefited from geopolitical tensions in the Middle East, demand for natural gas during the severe U.S. winter, and growing reliance on oil in the developing world. Rising natural gas prices also contributed to the small utilities sector, which had the fund’s highest return (about 19%).

The consumer discretionary sector was the index’s weakest performer, posting a return of less than 1 percent. Retailers struggled during the period, while media companies, hotels, and restaurants fared better.

Don’t let complacency set your portfolio adrift
At Vanguard, we often warn investors against letting their emotions become entangled with their investments. When the financial markets are in turmoil, for example, we’ll caution investors not to let fear lead to rash decisions. But complacency can also stand in the way of achieving financial goals. And lately, conditions may have been leading investors to feel a little too comfortable.

Volatility, a hallmark of stock investing, seems to have vanished for the moment, and returns have been robust. In the more than five years since its March 2009 bottom, the broad U.S. stock market, as measured by the Russell 3000 Index, has produced average annual returns of about 26%. That’s more than double the market’s historical average annual return. And in recent weeks, several indexes have reached all-time highs.

The investment winds don’t always blow so favorably, of course. While the smooth sailing lasts, however, it creates risks of its own: In such a calm climate, it can be easy to lose sight of fundamentals, especially the importance of rebalancing. Without rebalancing—periodically adjusting your asset allocation so that it stays in line with your goals and risk tolerance—you can end up with a portfolio that’s very different from, and potentially riskier than, the one you intended to have.

Whether the market’s moving up, down, or sideways, we always encourage our clients to stay focused on four keys to Vanguard’s timeless principles for investment success: goals, balance, cost, and discipline. (You can read more about our principles in Vanguard’s Principles for Investment Success, available at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 11, 2014

500 Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Signal
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VFINX	VFIAX	VIFSX	VOO
Expense Ratio[1]	0.17%	0.05%	0.05%	0.05%
30-Day SEC Yield	1.64%	1.76%	1.76%	1.76%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	504	501	3,730
Median Market Cap	$68.2B	$68.8B	$45.5B
Price/Earnings Ratio	19.1x	19.1x	20.7x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	18.9%	18.7%	17.4%
Earnings Growth
Rate	14.2%	14.3%	14.4%
Dividend Yield	2.0%	2.0%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index FA Index
Consumer Discretionary 11.8%		11.8%	12.6%
Consumer Staples	9.5	9.5	8.2
Energy	10.9	10.9	10.0
Financials	16.1	16.1	17.3
Health Care	13.3	13.3	13.0
Industrials	10.5	10.5	11.5
Information Technology	18.8	18.8	18.1
Materials	3.5	3.5	3.9
Telecommunication
Services	2.4	2.4	2.2
Utilities	3.2	3.2	3.2

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	FA Index
R-Squared	1.00	0.99
Beta	1.00	0.95
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.2%
Exxon Mobil Corp.	Integrated Oil & Gas	2.5
Google Inc.	Internet Software &
	Services	1.9
Microsoft Corp.	Systems Software	1.8
Johnson & Johnson	Pharmaceuticals	1.7
General Electric Co.	Industrial
	Conglomerates	1.5
Wells Fargo & Co.	Diversified Banks	1.4
Chevron Corp.	Integrated Oil & Gas	1.4
Berkshire Hathaway Inc. Multisector Holdings		1.3
JPMorgan Chase & Co.	Diversified Banks	1.2
Top Ten		17.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal
Shares, and 0.05% for ETF Shares.

500 Index Fund

8

500 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	8/31/1976	24.39%	18.67%	7.66%
Admiral Shares	11/13/2000	24.55	18.81	7.77
Signal Shares	9/29/2006	24.55	18.81	7.36[1]
ETF Shares	9/7/2010
Market Price		24.55	—	19.07[1]
Net Asset Value		24.56	—	19.07[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

9

500 Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.8%)
	Walt Disney Co.	16,570,400	1,420,746
	Comcast Corp. Class A	25,409,240	1,363,968
*	Amazon.com Inc.	3,834,863	1,245,487
	Home Depot Inc.	14,074,959	1,139,509
	McDonald’s Corp.	10,169,337	1,024,459
	Ford Motor Co.	40,683,314	701,380
	Twenty-First Century
	Fox Inc. Class A	19,698,490	692,402
*	Priceline Group Inc.	539,479	648,993
	Time Warner Inc.	9,075,203	637,533
	Starbucks Corp.	7,745,129	599,318
	NIKE Inc. Class B	7,588,967	588,524
	Lowe’s Cos. Inc.	10,260,168	492,385
	General Motors Co.	13,529,967	491,138
	Time Warner Cable Inc.	2,866,624	422,254
*	DIRECTV	4,820,617	409,801
	TJX Cos. Inc.	7,204,891	382,940
	Target Corp.	6,517,732	377,703
	Yum! Brands Inc.	4,541,112	368,738
	Viacom Inc. Class B	4,024,019	349,003
	Johnson Controls Inc.	6,833,187	341,181
	CBS Corp. Class B	5,437,195	337,867
*	Netflix Inc.	616,795	271,760
	VF Corp.	3,541,683	223,126
	Macy’s Inc.	3,708,125	215,145
	Delphi Automotive plc	2,842,902	195,421
*	Chipotle Mexican
	Grill Inc. Class A	319,804	189,487
	Omnicom Group Inc.	2,658,976	189,372
*	AutoZone Inc.	341,825	183,300
*	Dollar General Corp.	3,120,537	178,994
	Wynn Resorts Ltd.	833,448	172,990
	Carnival Corp.	4,511,915	169,874
*	Discovery
	Communications Inc.
	Class A	2,243,314	166,633
*	O’Reilly Automotive Inc.	1,091,435	164,370
*	Michael Kors
	Holdings Ltd.	1,849,702	163,976

			Market
			Value
		Shares	($000)
	Starwood Hotels &
	Resorts Worldwide Inc.	1,975,442	159,655
	Harley-Davidson Inc.	2,246,518	156,919
	BorgWarner Inc.	2,352,221	153,341
	L Brands Inc.	2,523,147	148,008
	Marriott International Inc.	2,258,991	144,801
	Ross Stores Inc.	2,185,325	144,516
	Genuine Parts Co.	1,580,413	138,760
	Mattel Inc.	3,490,372	136,020
*	TripAdvisor Inc.	1,144,819	124,396
*	Bed Bath & Beyond Inc.	2,098,875	120,433
*	CarMax Inc.	2,267,835	117,950
*	Dollar Tree Inc.	2,127,747	115,877
	Tiffany & Co.	1,141,891	114,475
	Whirlpool Corp.	799,895	111,361
	Gap Inc.	2,675,118	111,205
	Kohl’s Corp.	2,004,744	105,610
	Wyndham Worldwide
	Corp.	1,309,708	99,171
*	Under Armour Inc.
	Class A	1,666,526	99,142
	PVH Corp.	846,581	98,711
	Nordstrom Inc.	1,446,196	98,240
	Ralph Lauren Corp.
	Class A	602,454	96,808
	Coach Inc.	2,820,732	96,441
	H&R Block Inc.	2,821,288	94,570
*	News Corp. Class A	5,123,300	91,912
	Scripps Networks
	Interactive Inc. Class A	1,102,780	89,480
	Newell Rubbermaid Inc.	2,846,714	88,220
	Best Buy Co. Inc.	2,835,103	87,917
*	Mohawk Industries Inc.	629,453	87,079
	Tractor Supply Co.	1,424,828	86,060
	Interpublic Group
	of Cos. Inc.	4,358,772	85,040
	Expedia Inc.	1,055,323	83,117
	Goodyear Tire &
	Rubber Co.	2,839,959	78,894
^	Garmin Ltd.	1,262,528	76,888
	Lennar Corp. Class A	1,808,742	75,931

10

500 Index Fund

			Market
			Value
		Shares	($000)
	Harman International
	Industries Inc.	700,734	75,280
	Gannett Co. Inc.	2,333,307	73,056
	DR Horton Inc.	2,945,073	72,390
	Staples Inc.	6,652,598	72,114
	Comcast Corp.	1,338,634	71,389
	PulteGroup Inc.	3,506,072	70,682
	Family Dollar Stores Inc.	983,746	65,065
	Hasbro Inc.	1,188,627	63,057
	Darden Restaurants Inc.	1,357,678	62,820
	PetSmart Inc.	1,020,601	61,032
*	Fossil Group Inc.	490,048	51,220
	Leggett & Platt Inc.	1,426,632	48,905
	GameStop Corp. Class A	1,178,871	47,709
	Cablevision Systems
	Corp. Class A	2,227,307	39,312
*	AutoNation Inc.	651,076	38,856
*	Urban Outfitters Inc.	1,048,801	35,512
	Graham Holdings Co.
	Class B	44,962	32,288
			21,217,412
Consumer Staples (9.5%)
	Procter & Gamble Co.	27,840,108	2,187,954
	Coca-Cola Co.	38,888,764	1,647,328
	PepsiCo Inc.	15,597,790	1,393,507
	Philip Morris
	International Inc.	16,182,214	1,364,323
	Wal-Mart Stores Inc.	16,582,911	1,244,879
	CVS Caremark Corp.	12,029,265	906,646
	Altria Group Inc.	20,437,518	857,150
	Walgreen Co.	9,033,190	669,630
	Mondelez International
	Inc. Class A	17,402,401	654,504
	Colgate-Palmolive Co.	8,946,955	610,003
	Costco Wholesale Corp.	4,509,413	519,304
	Kimberly-Clark Corp.	3,876,464	431,140
	Kraft Foods Group Inc.	6,124,687	367,175
	General Mills Inc.	6,322,002	332,158
	Archer-Daniels-
	Midland Co.	6,733,346	297,008
	Kroger Co.	5,242,381	259,131
	Lorillard Inc.	3,730,026	227,420
	Sysco Corp.	6,014,297	225,235
	Mead Johnson
	Nutrition Co.	2,079,350	193,733
	Reynolds American Inc.	3,201,392	193,204
	Estee Lauder Cos. Inc.
	Class A	2,599,210	193,017
	Kellogg Co.	2,622,656	172,309
	Keurig Green
	Mountain Inc.	1,305,860	162,723
	Brown-Forman Corp.
	Class B	1,667,731	157,050
*	Constellation Brands Inc.
	Class A	1,736,521	153,040
	Hershey Co.	1,534,992	149,462

			Market
			Value
		Shares	($000)
	Whole Foods Market Inc.	3,781,601	146,083
	ConAgra Foods Inc.	4,333,038	128,605
	Molson Coors
	Brewing Co. Class B	1,634,802	121,237
	Clorox Co.	1,322,922	120,915
	Dr Pepper Snapple
	Group Inc.	2,020,413	118,356
	Coca-Cola Enterprises Inc.	2,405,631	114,941
	JM Smucker Co.	1,066,874	113,697
	Tyson Foods Inc. Class A	2,832,026	106,314
*	Monster Beverage Corp.	1,392,416	98,903
	McCormick & Co. Inc.	1,342,928	96,140
	Campbell Soup Co.	1,841,014	84,337
	Safeway Inc.	2,369,456	81,367
	Hormel Foods Corp.	1,385,212	68,360
	Avon Products Inc.	4,469,870	65,305
			17,033,593
Energy (10.8%)
	Exxon Mobil Corp.	44,182,000	4,448,244
	Chevron Corp.	19,585,549	2,556,893
	Schlumberger Ltd.	13,397,508	1,580,236
	ConocoPhillips	12,631,197	1,082,873
	Occidental
	Petroleum Corp.	8,082,573	829,515
	EOG Resources Inc.	5,622,714	657,070
	Halliburton Co.	8,688,704	616,985
	Anadarko Petroleum
	Corp.	5,196,289	568,838
	Phillips 66	5,821,394	468,215
	Williams Cos. Inc.	7,640,241	444,739
	Apache Corp.	3,968,127	399,273
	National Oilwell Varco Inc.	4,414,346	363,521
	Pioneer Natural
	Resources Co.	1,471,732	338,219
	Baker Hughes Inc.	4,485,508	333,946
	Devon Energy Corp.	3,944,870	313,223
	Spectra Energy Corp.	6,900,381	293,128
	Noble Energy Inc.	3,696,149	286,304
	Marathon Oil Corp.	6,955,443	277,661
	Valero Energy Corp.	5,490,265	275,062
	Hess Corp.	2,715,343	268,520
	Kinder Morgan Inc.	6,874,076	249,254
	Marathon
	Petroleum Corp.	2,969,465	231,826
	EQT Corp.	1,561,350	166,908
*	Southwestern Energy Co.	3,632,662	165,250
	Chesapeake Energy Corp.	5,209,268	161,904
	Transocean Ltd.	3,500,923	157,647
	Range Resources Corp.	1,735,288	150,883
*	FMC Technologies Inc.	2,419,713	147,772
	Cabot Oil & Gas Corp.	4,293,170	146,569
	ONEOK Inc.	2,138,637	145,598
*	Cameron International
	Corp.	2,100,856	142,249
	Ensco plc Class A	2,404,621	133,625
	Helmerich & Payne Inc.	1,112,711	129,197

11

500 Index Fund

			Market
			Value
		Shares	($000)
	Cimarex Energy Co.	896,593	128,625
	Murphy Oil Corp.	1,735,409	115,370
	CONSOL Energy Inc.	2,365,443	108,976
	Noble Corp. plc	2,615,763	87,785
	Nabors Industries Ltd.	2,693,087	79,096
	Tesoro Corp.	1,330,448	78,057
	Denbury Resources Inc.	3,618,165	66,791
	QEP Resources Inc.	1,852,688	63,918
*	Newfield Exploration Co.	1,402,759	62,002
	Peabody Energy Corp.	2,791,500	45,641
	Rowan Cos. plc Class A	1,279,527	40,855
^	Diamond Offshore
	Drilling Inc.	705,462	35,012
			19,443,275
Financials (16.0%)
	Wells Fargo & Co.	49,312,881	2,591,885
	JPMorgan Chase & Co.	38,938,736	2,243,650
*	Berkshire Hathaway Inc.
	Class B	16,961,340	2,146,627
	Bank of America Corp.	108,188,953	1,662,864
	Citigroup Inc.	31,254,121	1,472,069
	American Express Co.	9,366,643	888,613
	American International
	Group Inc.	14,883,452	812,339
	US Bancorp	18,675,001	809,001
	Goldman Sachs
	Group Inc.	4,277,945	716,299
	MetLife Inc.	11,580,504	643,413
	Simon Property
	Group Inc.	3,196,086	531,445
	PNC Financial Services
	Group Inc.	5,495,393	489,365
	Capital One Financial
	Corp.	5,880,659	485,742
	Morgan Stanley	14,399,889	465,548
	Bank of New York
	Mellon Corp.	11,732,826	439,746
	Prudential Financial Inc.	4,753,343	421,954
	BlackRock Inc.	1,287,238	411,401
	American Tower
	Corporation	4,071,678	366,370
	ACE Ltd.	3,474,408	360,296
	Travelers Cos. Inc.	3,574,823	336,284
	Charles Schwab Corp.	12,048,123	324,456
	State Street Corp.	4,432,103	298,103
	Discover Financial
	Services	4,797,168	297,328
	Marsh & McLennan
	Cos. Inc.	5,654,575	293,020
	BB&T Corp.	7,392,351	291,480
	Aflac Inc.	4,672,476	290,862
	Aon plc	3,050,315	274,803
	Allstate Corp.	4,464,904	262,179
	Public Storage	1,491,243	255,524
	Crown Castle
	International Corp.	3,434,259	255,028

12

			Market
			Value
		Shares	($000)
	Franklin Resources Inc.	4,133,037	239,055
	Ameriprise Financial Inc.	1,953,510	234,421
	McGraw Hill Financial Inc.	2,800,522	232,527
	Chubb Corp.	2,515,311	231,836
	CME Group Inc.	3,247,594	230,417
	T. Rowe Price Group Inc.	2,703,184	228,176
	Intercontinental
	Exchange Inc.	1,184,217	223,699
	SunTrust Banks Inc.	5,482,116	219,614
	Equity Residential	3,455,555	217,700
	Prologis Inc.	5,141,069	211,247
^	Weyerhaeuser Co.	6,021,435	199,249
*	Berkshire Hathaway Inc.
	Class A	1,042	197,876
	Health Care REIT Inc.	3,142,748	196,956
	HCP Inc.	4,714,220	195,074
	Ventas Inc.	3,028,323	194,116
	Vornado Realty Trust	1,793,225	191,391
	Fifth Third Bancorp	8,750,511	186,823
	Boston Properties Inc.	1,574,586	186,085
	AvalonBay
	Communities Inc.	1,253,546	178,242
	Host Hotels &
	Resorts Inc.	7,787,792	171,409
	Moody’s Corp.	1,934,902	169,614
	Invesco Ltd.	4,451,592	168,048
	M&T Bank Corp.	1,352,873	167,824
	Hartford Financial
	Services Group Inc.	4,626,757	165,684
	Regions Financial Corp.	14,187,201	150,668
	Northern Trust Corp.	2,287,058	146,852
	Progressive Corp.	5,603,478	142,104
	Principal Financial
	Group Inc.	2,814,946	142,098
	Lincoln National Corp.	2,713,580	139,587
	Loews Corp.	3,141,472	138,256
	KeyCorp	9,087,647	130,226
	General Growth
	Properties Inc.	5,364,473	126,387
	Essex Property Trust Inc.	643,208	118,936
*	Affiliated Managers
	Group Inc.	521,371	107,090
	Kimco Realty Corp.	4,224,398	97,077
	Macerich Co.	1,447,536	96,623
	Comerica Inc.	1,869,173	93,758
	Unum Group	2,648,236	92,053
*	CBRE Group Inc. Class A	2,869,556	91,941
	XL Group plc Class A	2,793,148	91,420
*	Genworth Financial Inc.
	Class A	5,106,038	88,845
	Leucadia National Corp.	3,261,180	85,508
	Plum Creek
	Timber Co. Inc.	1,822,081	82,176
	Huntington
	Bancshares Inc.	8,516,491	81,247
	Navient Corp.	4,349,260	77,025

500 Index Fund

			Market
			Value
		Shares	($000)
	Torchmark Corp.	903,363	74,004
	Cincinnati Financial Corp.	1,514,199	72,742
*	E*TRADE Financial Corp.	2,966,983	63,078
	Zions Bancorporation	1,902,313	56,061
	Legg Mason Inc.	1,057,467	54,259
	Apartment Investment
	& Management Co.
	Class A	1,503,190	48,508
	People’s United
	Financial Inc.	3,191,124	48,409
	Assurant Inc.	737,130	48,319
	Hudson City Bancorp Inc.	4,895,965	48,127
	NASDAQ OMX Group Inc.	1,211,655	46,794
			28,854,955
Health Care (13.3%)
	Johnson & Johnson	29,106,997	3,045,174
	Pfizer Inc.	65,627,054	1,947,811
	Merck & Co. Inc.	30,066,379	1,739,340
*	Gilead Sciences Inc.	15,799,772	1,309,959
	AbbVie Inc.	16,359,417	923,326
	Amgen Inc.	7,788,699	921,948
	Bristol-Myers Squibb Co.	17,049,914	827,091
	UnitedHealth Group Inc.	10,081,089	824,129
*	Biogen Idec Inc.	2,440,424	769,490
*	Celgene Corp.	8,239,028	707,568
	Medtronic Inc.	10,278,129	655,334
	Abbott Laboratories	15,451,975	631,986
	Eli Lilly & Co.	10,135,376	630,116
*	Express Scripts
	Holding Co.	7,952,752	551,364
	Allergan Inc.	3,061,458	518,060
	Thermo Fisher
	Scientific Inc.	4,104,627	484,346
	McKesson Corp.	2,372,350	441,755
*	Actavis plc	1,905,597	425,043
	Covidien plc	4,638,187	418,272
	Baxter International Inc.	5,582,525	403,617
*	Alexion
	Pharmaceuticals Inc.	2,035,023	317,972
	WellPoint Inc.	2,877,249	309,621
	Aetna Inc.	3,676,997	298,131
	Stryker Corp.	3,042,308	256,527
	Cigna Corp.	2,763,878	254,194
*	Forest Laboratories Inc.	2,468,154	244,347
	Cardinal Health Inc.	3,500,105	239,967
	Becton Dickinson and Co.	1,987,842	235,162
*	Regeneron
	Pharmaceuticals Inc.	819,989	231,622
*	Vertex
	Pharmaceuticals Inc.	2,430,072	230,079
	Humana Inc.	1,592,568	203,403
	St. Jude Medical Inc.	2,924,293	202,507
	Perrigo Co. plc	1,376,615	200,655
*	Mylan Inc.	3,845,136	198,255
	Agilent Technologies Inc.	3,428,755	196,948
	Zimmer Holdings Inc.	1,726,516	179,316

			Market
			Value
		Shares	($000)
*	Boston Scientific Corp.	13,608,327	173,778
	AmerisourceBergen
	Corp. Class A	2,323,463	168,823
	Zoetis Inc.	5,154,748	166,344
*	Intuitive Surgical Inc.	395,119	162,710
*	Cerner Corp.	3,038,234	156,712
*	DaVita HealthCare
	Partners Inc.	1,829,199	132,288
	CR Bard Inc.	784,531	112,196
*	CareFusion Corp.	2,133,554	94,623
*	Edwards Lifesciences
	Corp.	1,085,305	93,163
*	Waters Corp.	872,365	91,110
*	Laboratory Corp. of
	America Holdings	872,358	89,330
*	Varian Medical
	Systems Inc.	1,069,590	88,926
*	Hospira Inc.	1,719,668	88,339
	Quest Diagnostics Inc.	1,486,603	87,249
	DENTSPLY
	International Inc.	1,458,845	69,076
	PerkinElmer Inc.	1,164,904	54,564
*	Tenet Healthcare Corp.	1,004,733	47,162
	Patterson Cos. Inc.	844,761	33,377
			23,884,205
Industrials (10.5%)
	General Electric Co.	103,169,971	2,711,307
	United Technologies
	Corp.	8,677,210	1,001,784
	Union Pacific Corp.	9,319,407	929,611
	3M Co.	6,394,778	915,988
	Boeing Co.	6,902,202	878,167
	Honeywell
	International Inc.	8,057,160	748,913
	United Parcel Service Inc.
	Class B	7,251,803	744,470
	Caterpillar Inc.	6,422,190	697,899
	Danaher Corp.	6,189,565	487,304
	Emerson Electric Co.	7,219,918	479,114
	Lockheed Martin Corp.	2,742,722	440,838
	FedEx Corp.	2,858,041	432,650
	General Dynamics Corp.	3,351,173	390,579
	Eaton Corp. plc	4,904,639	378,540
	Precision Castparts Corp.	1,489,401	375,925
	Illinois Tool Works Inc.	3,905,099	341,930
	Deere & Co.	3,742,712	338,903
	Delta Air Lines Inc.	8,723,831	337,787
	Norfolk Southern Corp.	3,185,857	328,239
	CSX Corp.	10,333,316	318,369
	Raytheon Co.	3,218,710	296,926
	Cummins Inc.	1,759,356	271,451
	Northrop Grumman Corp.	2,203,015	263,547
	PACCAR Inc.	3,649,376	229,290
	Tyco International Ltd.	4,745,874	216,412
	Waste Management Inc.	4,451,142	199,100
	Parker Hannifin Corp.	1,532,340	192,661

13

500 Index Fund

			Market
			Value
		Shares	($000)
	Southwest Airlines Co.	7,117,746	191,183
	Rockwell Automation Inc.	1,424,444	178,283
	Ingersoll-Rand plc	2,582,338	161,422
	WW Grainger Inc.	626,591	159,323
	Dover Corp.	1,712,767	155,776
	Nielsen NV	3,118,807	150,981
	Roper Industries Inc.	1,026,661	149,903
*	Pentair plc	2,003,093	144,463
	Stanley Black
	& Decker Inc.	1,605,642	141,008
	Fastenal Co.	2,809,116	139,023
	AMETEK Inc.	2,523,840	131,946
	Fluor Corp.	1,637,287	125,907
	Kansas City Southern	1,135,094	122,034
	Textron Inc.	2,871,744	109,959
	Rockwell Collins Inc.	1,394,123	108,937
	L-3 Communications
	Holdings Inc.	887,293	107,141
	Flowserve Corp.	1,413,040	105,060
	Republic Services Inc.
	Class A	2,749,597	104,402
*	Stericycle Inc.	871,300	103,179
	CH Robinson
	Worldwide Inc.	1,527,206	97,421
	Pall Corp.	1,128,503	96,363
	Equifax Inc.	1,255,541	91,077
	Expeditors International
	of Washington Inc.	2,030,537	89,669
	Masco Corp.	3,668,311	81,437
*	Quanta Services Inc.	2,241,499	77,511
	Xylem Inc.	1,891,406	73,916
*	Jacobs Engineering
	Group Inc.	1,360,853	72,506
	Snap-on Inc.	599,203	71,018
	Robert Half
	International Inc.	1,414,598	67,533
	Cintas Corp.	1,038,815	66,006
	Joy Global Inc.	1,027,966	63,302
	ADT Corp.	1,792,559	62,632
	Iron Mountain Inc.	1,757,696	62,310
	Pitney Bowes Inc.	2,084,949	57,586
	Allegion plc	923,669	52,354
	Ryder System Inc.	547,224	48,205
	Dun & Bradstreet Corp.	380,818	41,966
			18,810,446
Information Technology (18.8%)
	Apple Inc.	62,032,892	5,764,717
	Microsoft Corp.	77,337,357	3,224,968
	International Business
	Machines Corp.	9,788,558	1,774,372
*	Google Inc. Class A	2,914,582	1,704,069
*	Google Inc.	2,914,582	1,676,701
	Intel Corp.	51,215,979	1,582,574
	Oracle Corp.	35,323,297	1,431,653
	QUALCOMM Inc.	17,365,519	1,375,349
	Cisco Systems Inc.	52,704,063	1,309,696

			Market
			Value
		Shares	($000)
*	Facebook Inc. Class A	17,678,571	1,189,591
	Visa Inc. Class A	5,171,941	1,089,780
	MasterCard Inc. Class A	10,337,827	759,520
	Hewlett-Packard Co.	19,252,877	648,437
*	eBay Inc.	11,734,712	587,440
	EMC Corp.	21,063,836	554,821
	Texas Instruments Inc.	11,104,792	530,698
	Accenture plc Class A	6,513,225	526,529
	Automatic Data
	Processing Inc.	4,960,150	393,241
*	Micron Technology Inc.	11,012,717	362,869
*	Adobe Systems Inc.	4,762,458	344,612
*	Yahoo! Inc.	9,633,381	338,421
*	salesforce.com inc	5,811,851	337,552
*	Cognizant Technology
	Solutions Corp. Class A	6,260,152	306,184
	Corning Inc.	13,462,230	295,496
	Applied Materials Inc.	12,525,308	282,446
	TE Connectivity Ltd.	4,205,160	260,047
	SanDisk Corp.	2,327,407	243,051
	Intuit Inc.	2,920,811	235,213
	Broadcom Corp. Class A	5,717,928	212,250
	Western Digital Corp.	2,152,395	198,666
	Seagate Technology plc	3,359,644	190,895
	Avago Technologies Ltd.
	Class A	2,589,834	186,649
	Analog Devices Inc.	3,232,114	174,760
	Symantec Corp.	7,116,475	162,967
	Fidelity National
	Information
	Services Inc.	2,960,912	162,080
*	Alliance Data
	Systems Corp.	557,720	156,859
	Amphenol Corp. Class A	1,616,665	155,750
	Motorola Solutions Inc.	2,327,766	154,959
*	Fiserv Inc.	2,564,032	154,662
	Xerox Corp.	11,238,678	139,809
	Paychex Inc.	3,330,708	138,424
*	Autodesk Inc.	2,344,402	132,177
	Xilinx Inc.	2,765,564	130,839
	NetApp Inc.	3,408,375	124,474
	KLA-Tencor Corp.	1,706,131	123,933
*	Juniper Networks Inc.	4,874,329	119,616
*	Electronic Arts Inc.	3,236,212	116,083
	Linear Technology Corp.	2,433,863	114,562
	Lam Research Corp.	1,668,100	112,730
	Altera Corp.	3,222,791	112,024
*	Akamai Technologies Inc.	1,831,418	111,826
*	Red Hat Inc.	1,948,064	107,670
	NVIDIA Corp.	5,740,730	106,433
*	Citrix Systems Inc.	1,685,920	105,454
	Microchip Technology Inc.	2,060,800	100,588
	Western Union Co.	5,544,485	96,141
	CA Inc.	3,281,100	94,299
	Computer Sciences Corp.	1,490,423	94,195
*	F5 Networks Inc.	779,091	86,822

14

500 Index Fund

			Market
			Value
		Shares	($000)
	Harris Corp.	1,095,723	83,001
*	Teradata Corp.	1,622,416	65,221
*	VeriSign Inc.	1,271,177	62,046
	Total System
	Services Inc.	1,708,891	53,676
*	First Solar Inc.	731,408	51,974
	FLIR Systems Inc.	1,457,109	50,605
	Jabil Circuit Inc.	1,903,058	39,774
			33,714,940
Materials (3.5%)
	Monsanto Co.	5,392,903	672,711
	Dow Chemical Co.	12,387,664	637,469
	EI du Pont de
	Nemours & Co.	9,448,141	618,286
	LyondellBasell Industries
	NV Class A	4,285,522	418,481
	Praxair Inc.	3,013,815	400,355
	Freeport-McMoRan
	Copper & Gold Inc.	10,686,754	390,067
	Ecolab Inc.	2,779,783	309,501
	PPG Industries Inc.	1,422,469	298,932
	Air Products &
	Chemicals Inc.	2,183,987	280,905
	International Paper Co.	4,456,663	224,928
	Sherwin-Williams Co.	871,462	180,314
	Alcoa Inc.	12,061,046	179,589
	Mosaic Co.	3,327,906	164,565
	Nucor Corp.	3,276,593	161,372
	Eastman Chemical Co.	1,545,682	135,015
	Newmont Mining Corp.	5,129,141	130,485
	CF Industries Holdings Inc.	535,766	128,868
	Sigma-Aldrich Corp.	1,222,591	124,069
	FMC Corp.	1,370,124	97,539
	Ball Corp.	1,434,253	89,899
	International Flavors
	& Fragrances Inc.	836,418	87,222
	Vulcan Materials Co.	1,345,778	85,793
	MeadWestvaco Corp.	1,726,909	76,433
	Airgas Inc.	688,011	74,931
	Sealed Air Corp.	1,999,462	68,322
*	Owens-Illinois Inc.	1,698,429	58,834
	Allegheny
	Technologies Inc.	1,117,120	50,382
	Avery Dennison Corp.	979,473	50,198
	Bemis Co. Inc.	1,037,834	42,198
^	United States Steel Corp.	1,488,821	38,769
			6,276,432
Telecommunication Services (2.4%)
	Verizon
	Communications Inc.	42,605,994	2,084,711
	AT&T Inc.	53,396,829	1,888,112
	CenturyLink Inc.	5,892,558	213,311
^	Windstream Holdings Inc.	6,200,584	61,758
	Frontier
	Communications Corp.	10,312,064	60,222
			4,308,114

			Market
			Value
		Shares	($000)
Utilities (3.1%)
	Duke Energy Corp.	7,276,454	539,840
	NextEra Energy Inc.	4,486,998	459,828
	Dominion Resources Inc.	5,983,918	427,970
	Southern Co.	9,165,171	415,915
	Exelon Corp.	8,835,008	322,301
	American Electric
	Power Co. Inc.	5,021,668	280,058
	Sempra Energy	2,345,684	245,617
	PPL Corp.	6,499,732	230,936
	PG&E Corp.	4,781,780	229,621
	Public Service
	Enterprise Group Inc.	5,205,305	212,324
	Edison International	3,352,129	194,792
	Consolidated Edison Inc.	3,013,513	174,000
	Xcel Energy Inc.	5,164,598	166,455
	Northeast Utilities	3,251,046	153,677
	Entergy Corp.	1,845,600	151,505
	FirstEnergy Corp.	4,320,295	150,001
	DTE Energy Co.	1,821,214	141,818
	NRG Energy Inc.	3,469,862	129,079
	NiSource Inc.	3,239,690	127,449
	CenterPoint Energy Inc.	4,421,567	112,927
	Wisconsin Energy Corp.	2,320,328	108,870
	AES Corp.	6,790,976	105,600
	Ameren Corp.	2,496,336	102,050
	CMS Energy Corp.	2,772,653	86,368
	SCANA Corp.	1,456,827	78,392
	Pepco Holdings Inc.	2,582,663	70,972
	AGL Resources Inc.	1,226,991	67,521
	Pinnacle West
	Capital Corp.	1,135,427	65,673
	Integrys Energy
	Group Inc.	822,765	58,523
	TECO Energy Inc.	2,106,492	38,928
			5,649,010
Total Common Stocks
(Cost $97,404,191)			179,192,382
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.111%	802,748,693	802,749

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Fannie Mae Discount
	Notes, 0.080%, 9/3/14	2,000	2,000
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.060%, 7/7/14	17,000	17,000

15

500 Index Fund

	Face	Market
	Amount	Value
	($000)	($000)
[5,6] Federal Home Loan
Bank Discount Notes,
0.093%, 7/18/14	14,000	13,999
[5,6] Federal Home Loan
Bank Discount Notes,
0.090%, 8/6/14	700	700
[5,6] Federal Home Loan
Bank Discount Notes,
0.070%, 9/5/14	7,400	7,398
		41,097
Total Temporary Cash Investments
(Cost $843,847)		843,846
Total Investments (100.2%)
(Cost $98,248,038)		180,036,228
Other Assets and Liabilities (-0.2%)
Other Assets		387,473
Liabilities[3]		(675,197)
		(287,724)
Net Assets (100%)		179,748,504

At June 30, 2014, net assets consisted of:
		Amount
		($000)
Paid-in Capital		102,134,341
Overdistributed Net Investment Income		(59,519)
Accumulated Net Realized Losses		(4,123,052)
Unrealized Appreciation (Depreciation)
Investment Securities		81,788,190
Futures Contracts		8,544
Net Assets		179,748,504

Amount
($000)
Investor Shares—Net Assets
Applicable to 155,805,170 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	28,174,202
Net Asset Value Per Share—
Investor Shares	$180.83

Admiral Shares—Net Assets
Applicable to 584,852,336 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	105,758,393
Net Asset Value Per Share—
Admiral Shares	$180.83

Signal Shares—Net Assets
Applicable to 177,001,645 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	26,439,058
Net Asset Value Per Share—
Signal Shares	$149.37

ETF Shares—Net Assets
Applicable to 107,975,329 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	19,376,851
Net Asset Value Per Share—
ETF Shares	$179.46
See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $66,667,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $69,426,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $35,998,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

16

500 Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	1,661,481
Interest[1]	581
Securities Lending	817
Total Income	1,662,879
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,469
Management and Administrative—Investor Shares	13,305
Management and Administrative—Admiral Shares	13,421
Management and Administrative—Signal Shares	2,963
Management and Administrative—ETF Shares	1,887
Marketing and Distribution—Investor Shares	9,073
Marketing and Distribution—Admiral Shares	6,277
Marketing and Distribution—Signal Shares	4,256
Marketing and Distribution—ETF Shares	1,924
Custodian Fees	593
Shareholders’ Reports—Investor Shares	187
Shareholders’ Reports—Admiral Shares	118
Shareholders’ Reports—Signal Shares	70
Shareholders’ Reports—ETF Shares	20
Trustees’ Fees and Expenses	55
Total Expenses	57,618
Net Investment Income	1,605,261
Realized Net Gain (Loss)
Investment Securities Sold	977,815
Futures Contracts	77,466
Swap Contracts	2,160
Realized Net Gain (Loss)	1,057,441
Change in Unrealized Appreciation (Depreciation)
Investment Securities	9,154,887
Futures Contracts	(15,333)
Change in Unrealized Appreciation (Depreciation)	9,139,554
Net Increase (Decrease) in Net Assets Resulting from Operations	11,802,256
1 Interest income from an affiliated company of the fund was $560,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

500 Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,605,261	2,878,655
Realized Net Gain (Loss)	1,057,441	3,840,788
Change in Unrealized Appreciation (Depreciation)	9,139,554	32,107,031
Net Increase (Decrease) in Net Assets Resulting from Operations	11,802,256	38,826,474
Distributions
Net Investment Income
Investor Shares	(237,288)	(512,169)
Admiral Shares	(861,879)	(1,470,287)
Signal Shares	(277,782)	(665,590)
ETF Shares	(161,811)	(227,304)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
ETF Shares	—	—
Total Distributions	(1,538,760)	(2,875,350)
Capital Share Transactions
Investor Shares	(1,241,997)	(4,012,845)
Admiral Shares	17,781,134	4,436,942
Signal Shares	(10,128,425)	(852,824)
ETF Shares	3,256,959	5,791,555
Net Increase (Decrease) from Capital Share Transactions	9,667,671	5,362,828
Total Increase (Decrease)	19,931,167	41,313,952
Net Assets
Beginning of Period	159,817,337	118,503,385
End of Period[1]	179,748,504	159,817,337
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($59,519,000) and ($128,180,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

500 Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$170.36	$131.37	$115.80	$115.82	$102.67	$83.09
Investment Operations
Net Investment Income	1.569	2.956	2.709	2.246	2.020	2.131
Net Realized and Unrealized Gain (Loss)
on Investments	10.397	38.982	15.560	(.020)	13.096	19.553
Total from Investment Operations	11.966	41.938	18.269	2.226	15.116	21.684
Distributions
Dividends from Net Investment Income	(1.496)	(2.948)	(2.699)	(2.246)	(1.966)	(2.104)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.496)	(2.948)	(2.699)	(2.246)	(1.966)	(2.104)
Net Asset Value, End of Period	$180.83	$170.36	$131.37	$115.80	$115.82	$102.67

Total Return[1]	7.05%	32.18%	15.82%	1.97%	14.91%	26.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,174	$27,758	$24,821	$25,967	$31,904	$48,313
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.87%	1.95%	2.13%	1.92%	1.94%	2.42%
Portfolio Turnover Rate[2]	3%	3%	3%	4%	5%	12%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

500 Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$170.36	$131.37	$115.80	$115.83	$102.67	$83.09
Investment Operations
Net Investment Income	1.674	3.142	2.866	2.391	2.152	2.227
Net Realized and Unrealized Gain (Loss)
on Investments	10.396	38.980	15.560	(.031)	13.092	19.556
Total from Investment Operations	12.070	42.122	18.426	2.360	15.244	21.783
Distributions
Dividends from Net Investment Income	(1.600)	(3.132)	(2.856)	(2.390)	(2.084)	(2.203)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.600)	(3.132)	(2.856)	(2.390)	(2.084)	(2.203)
Net Asset Value, End of Period	$180.83	$170.36	$131.37	$115.80	$115.83	$102.67

Total Return[1]	7.11%	32.33%	15.96%	2.08%	15.05%	26.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$105,758	$82,357	$59,749	$51,925	$51,438	$28,380
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.07%	2.25%	2.04%	2.05%	2.53%
Portfolio Turnover Rate[2]	3%	3%	3%	4%	5%	12%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

500 Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$140.72	$108.52	$95.65	$95.68	$84.81	$68.64
Investment Operations
Net Investment Income	1.382	2.594	2.368	1.975	1.780	1.839
Net Realized and Unrealized Gain (Loss)
on Investments	8.588	32.193	12.861	(.030)	10.813	16.151
Total from Investment Operations	9.970	34.787	15.229	1.945	12.593	17.990
Distributions
Dividends from Net Investment Income	(1.320)	(2.587)	(2.359)	(1.975)	(1.723)	(1.820)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.320)	(2.587)	(2.359)	(1.975)	(1.723)	(1.820)
Net Asset Value, End of Period	$149.37	$140.72	$108.52	$95.65	$95.68	$84.81

Total Return	7.11%	32.33%	15.97%	2.08%	15.05%	26.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,439	$34,666	$27,304	$21,592	$18,977	$16,590
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.07%	2.25%	2.04%	2.05%	2.53%
Portfolio Turnover Rate[1]	3%	3%	3%	4%	5%	12%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

500 Index Fund

Financial Highlights

ETF Shares
	Six Months				Sept. 7,
	Ended				2010[2] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013[1]	2012[1]	2011[1]	2010[1]
Net Asset Value, Beginning of Period	$169.07	$130.38	$114.92	$114.94	$100.16
Investment Operations
Net Investment Income	1.662	3.117	2.846	2.372	.726
Net Realized and Unrealized Gain (Loss)
on Investments	10.316	38.681	15.450	(.020)	15.138
Total from Investment Operations	11.978	41.798	18.296	2.352	15.864
Distributions
Dividends from Net Investment Income	(1.588)	(3.108)	(2.836)	(2.372)	(1.084)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.588)	(3.108)	(2.836)	(2.372)	(1.084)
Net Asset Value, End of Period	$179.46	$169.07	$130.38	$114.92	$114.94

Total Return	7.11%	32.33%	15.98%	2.09%	15.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,377	$15,037	$6,628	$2,366	$261
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.07%	2.25%	2.04%	2.05%[3]
Portfolio Turnover Rate[4]	3%	3%	3%	4%	5%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.
2 Inception.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

500 Index Fund

Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Signal Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

23

500 Index Fund

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2014, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at June 30, 2014.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

24

500 Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

25

500 Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $18,101,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 7.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	179,192,382	—	—
Temporary Cash Investments	802,749	41,097	—
Futures Contracts—Assets[1]	179	—	—
Futures Contracts—Liabilities[1]	(43)	—	—
Total	179,995,267	41,097	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2014	1,185	578,399	8,543
E-mini S&P 500 Index	September 2014	60	5,857	1
				8,544

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

26

500 Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains of $2,160,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

During the six months ended June 30, 2014, the fund realized $1,089,955,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $4,054,780,000 to offset future net capital gains. Of this amount, $2,057,911,000 is subject to expiration dates; $293,941,000 may be used to offset future net capital gains through December 31, 2014, and $1,763,970,000 through December 31, 2016. Capital losses of $1,996,869,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund acquired additional realized losses of $6,044,000 to offset future net capital gains in connection with the acquisition of Vanguard Tax-Managed Growth and Income Fund in May 2014 (see Note H); these losses have been reclassified from paid-in capital to accumulated net realized losses.

At June 30, 2014, the cost of investment securities for tax purposes was $98,248,038,000. Net unrealized appreciation of investment securities for tax purposes was $81,788,190,000, consisting of unrealized gains of $85,138,515,000 on securities that had risen in value since their purchase and $3,350,325,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $10,374,824,000 of investment securities, including $2,024,195,000 of securities acquired in connection with the acquisition of Vanguard Tax-Managed Growth and Income Fund, and sold $3,784,415,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,533,911,000 and $1,612,190,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

500 Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,927,179	11,209	4,265,742	27,761
Issued in Lieu of Cash Distributions	226,951	1,286	491,640	3,197
Redeemed	(3,396,127)	(19,624)	(8,770,227)	(56,959)
Net Increase (Decrease)—Investor Shares	(1,241,997)	(7,129)	(4,012,845)	(26,001)
Admiral Shares
Issued	17,337,589	99,108	9,329,798	61,049
Issued in Connection with Acquisition of
Vanguard Tax-Managed Growth and Income	3,371,686	19,420	—	—
Issued in Lieu of Cash Distributions	782,571	4,425	1,339,808	8,678
Redeemed	(3,710,712)	(21,527)	(6,232,664)	(41,109)
Net Increase (Decrease)—Admiral Shares	17,781,134	101,426	4,436,942	28,618
Signal Shares
Issued	3,455,513	24,410	9,679,558	77,796
Issued in Lieu of Cash Distributions	244,661	1,686	594,241	4,673
Redeemed	(13,828,599)	(95,433)	(11,126,623)	(87,744)
Net Increase (Decrease)—Signal Shares	(10,128,425)	(69,337)	(852,824)	(5,275)
ETF Shares[1]
Issued	4,585,233	26,813	8,569,611	56,551
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,328,274)	(7,775)	(2,778,056)	(18,454)
Net Increase (Decrease)—ETF Shares	3,256,959	19,038	5,791,555	38,097
1 2013 adjusted to reflect a 1-for-2 reverse share split as of the close of business on October 24, 2013.

H. On May 16, 2014, the fund acquired all of the net assets of Vanguard Tax-Managed Growth and Income Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine two funds with similar investment strategies. The acquisition was accomplished by a tax-free exchange of 19,420,000 of Vanguard 500 Index Fund’s capital shares for the 45,579,000 shares of Vanguard Tax-Managed Growth and Income Fund outstanding on May 16, 2014. Each class of shares of Vanguard Tax-Managed Growth and Income Fund was exchanged for the Admiral Shares of Vanguard 500 Index Fund. Vanguard Tax-Managed Growth and Income Fund’s net assets of $3,371,686,000, including $1,348,485,000 of unrealized appreciation, were combined with Vanguard 500 Index Fund’s net assets of $168,166,924,000, resulting in combined net assets of $171,538,610,000 on May 16, 2014.

28

500 Index Fund

Assuming that the acquisition had been completed on January 1, 2014, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the six months ended June 30, 2014, would be:

($000)
Net Investment Income	1,629,756
Realized Net Gain (Loss)	1,063,296
Change in Unrealized Appreciation (Depreciation)	9,187,060
Net Increase (Decrease) in Net Assets Resulting from Operations	11,880,112

I. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

Special 2014 tax information (unaudited) for Vanguard Tax-Managed Growth and Income Fund

This information for the period ended May 16, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $21,599,000 of qualified dividend income to shareholders during the period ended May 16, 2014.

For corporate shareholders, 100.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	12/31/2013	6/30/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,070.47	$0.87
Admiral Shares	1,000.00	1,071.10	0.26
Signal Shares	1,000.00	1,071.10	0.26
ETF Shares	1,000.00	1,071.12	0.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.55	0.25
Signal Shares	1,000.00	1,024.55	0.25
ETF Shares	1,000.00	1,024.55	0.25
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, and 0.05% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

31

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard 500 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

32

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

33

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

34

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010)
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008)

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	S&P® and S&P 500® are registered trademarks of
Direct Investor Account Services > 800-662-2739	Standard & Poor’s Financial Services LLC (“S&P”) and
have been licensed for use by S&P Dow Jones Indices
Institutional Investor Services > 800-523-1036	LLC and its affiliates and sublicensed for certain
Text Telephone for People	purposes by Vanguard. The S&P Index is a product of
With Hearing Impairment > 800-749-7273	S&P Dow Jones Indices LLC and has been licensed for
use by Vanguard. The Vanguard funds are not
This material may be used in conjunction	sponsored, endorsed, sold, or promoted by S&P Dow
with the offering of shares of any Vanguard	Jones Indices LLC, Dow Jones, S&P, or their respective
fund only if preceded or accompanied by	affiliates, and none of S&P Dow Jones Indices LLC,
the fund’s current prospectus.	Dow Jones, S&P, nor their respective affiliates makes
any representation regarding the advisability of
All comparative mutual fund data are from Lipper, a	investing in such products.
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q402 082014

Semiannual Report | June 30, 2014

Vanguard U.S. Stock Index Funds

Small-Capitalization Portfolios

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Small-Cap Index Fund.	10
Small-Cap Growth Index Fund.	30
Small-Cap Value Index Fund.	48
About Your Fund’s Expenses.	66
Trustees Approve Advisory Arrangements.	69
Glossary.	70

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Small-Cap Index Fund
Investor Shares	6.38%
Admiral™ Shares	6.46
Signal® Shares	6.47
Institutional Shares	6.48
Institutional Plus Shares	6.48
ETF Shares
Market Price	6.47
Net Asset Value	6.46
CRSP US Small Cap Index	6.49
Small-Cap Core Funds Average	4.01
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Small-Cap Growth Index Fund
Investor Shares	4.14%
Admiral Shares	4.20
Institutional Shares	4.20
ETF Shares
Market Price	4.22
Net Asset Value	4.19
CRSP US Small Cap Growth Index	4.19
Small-Cap Growth Funds Average	0.46
Small-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares,
Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.
The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964;
7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Small-Cap Value Index Fund
Investor Shares	8.29%
Admiral Shares	8.37
Institutional Shares	8.41
ETF Shares
Market Price	8.37
Net Asset Value	8.38
CRSP US Small Cap Value Index	8.44
Small-Cap Value Funds Average	4.27

Small-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares,
Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.
The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964;
7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2013, Through June 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Small-Cap Index Fund
Investor Shares	$52.69	$56.05	$0.001	$0.000
Admiral Shares	52.72	56.12	0.004	0.000
Signal Shares	47.49	50.56	0.004	0.000
Institutional Shares	52.71	56.12	0.004	0.000
Institutional Plus Shares	152.16	162.00	0.013	0.000
ETF Shares	110.02	117.12	0.009	0.000
Vanguard Small-Cap Growth Index Fund
Investor Shares	$34.37	$35.79	$0.003	$0.000
Admiral Shares	42.98	44.78	0.005	0.000
Institutional Shares	34.42	35.86	0.005	0.000
ETF Shares	122.23	127.34	0.017	0.000
Vanguard Small-Cap Value Index Fund
Investor Shares	$23.33	$25.26	$0.004	$0.000
Admiral Shares	41.82	45.31	0.011	0.000
Institutional Shares	23.37	25.33	0.006	0.000
ETF Shares	97.32	105.45	0.024	0.000

3

Chairman’s Letter

Dear Shareholder,

After posting exceptionally strong results in 2013, small-capitalization stocks cooled off during the six months ended June 30, 2014. They trailed their large- and mid-cap counterparts for much of the period as investors pulled back from what they considered riskier and increasingly overvalued segments of the market.

Given the cyclical nature of the market, it’s not too surprising that small-caps decelerated after their rapid growth last year, when annual returns exceeded 35%. Within the small-cap universe, value stocks were back in favor, and growth stocks took a backseat.

Although their ascent slowed, all of the funds covered in this report produced solid returns. Vanguard Small-Cap Value Index Fund returned 8.29%, and Vanguard Small-Cap Growth Index Fund returned 4.14%. Vanguard Small-Cap Index Fund, which includes both growth and value stocks, fell in between the two, returning 6.38%. (All returns are for Investor Shares.)

Each fund closely tracked its target index and exceeded the average return of its peers.

After a slow start to the year, stocks began to climb upward
For the half year, the broad U.S. stock market returned about 7% as the global economy continued to recover, albeit unevenly, and corporate earnings remained

4

solid. Equities were notably resilient, surging ahead after dips caused by turmoil in Iraq and conflict in Ukraine.

Citing the U.S. economy’s progress, the Federal Reserve has steadily trimmed its monthly bond-buying program. At the same time, investors have been reassured by the Fed’s decision to keep interest rates low for an extended period.

International stocks overall returned nearly 6%. Emerging markets, which have rebounded sharply in recent months, were the top performers, followed by developed markets in Europe and then those in the Pacific region.

The period was strong for bonds as yields dropped and prices rose
Bond prices spent most of the six months regaining the ground they lost in 2013, and the broad U.S. taxable bond market returned 3.93%. The yield of the benchmark 10-year Treasury note ended June at 2.54%, down from almost 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 6.00% amid support from the broad bond market rally, investors’ greater appetite for tax-exempt income, and a decline in the pool of new issues.

Market Barometer

			Total Returns
		Periods Ended June 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	7.27%	25.35%	19.25%
Russell 2000 Index (Small-caps)	3.19	23.64	20.21
Russell 3000 Index (Broad U.S. market)	6.94	25.22	19.33
FTSE All-World ex US Index (International)	5.75	21.93	11.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	3.93%	4.37%	4.85%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.00	6.14	5.81
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

CPI
Consumer Price Index	2.27%	2.07%	2.02%

5

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 5.59%.

In June, the European Central Bank made the unprecedented move of lowering a key interest rate below zero, to –0.10%. The drop was intended to avert deflation and induce banks to lend and thus fuel economic growth.

Although the period was strong worldwide for bonds, it’s worth remembering that the current low yields imply lower future returns. As yields drop, the scope for further declines—and increases in prices—diminishes.

Returns remained tiny for money market funds and savings account returns because of the Fed’s target of 0%–0.25% for short-term interest rates.

A defensive shift in the market affected the funds’ performance
As I mentioned earlier, small-caps, particularly the growth-oriented stars, lost a bit of their luster over the six months.

In general, small companies tend to be more volatile and vulnerable to sharp swings in share price than large companies. This is true partly because they lack the cash reserves and other resources available to larger firms. (See the text box on page 7 for more about the differences between small- and large-cap stocks.)

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Small-Cap Index Fund	0.24%	0.09%	0.09%	0.08%	0.06%	0.09%	1.32%
Small-Cap Growth Index Fund	0.24	0.09	—	0.08	—	0.09	1.42
Small-Cap Value Index Fund	0.24	0.09	—	0.08	—	0.09	1.36

The fund expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the funds’ annualized expense ratios were: for the Small-Cap Index Fund, 0.23% for Investor Shares, 0.09%
for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares;
for the Small-Cap Growth Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF
Shares; and for the Small-Cap Value Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and
0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Small-Cap Index Fund, Small-Cap Core Funds; for the Small-Cap Growth Index Fund, Small-Cap Growth Funds; for the
Small-Cap Value Index Fund, Small-Cap Value Funds.

6

During the half year, investors worried that some small-cap stocks with lofty valuations might fall short of their earnings projections. They were not willing to pay higher prices for more potential risk.

This shift in market sentiment took its heaviest toll on the Small-Cap Growth Index Fund, which underperformed both the Small-Cap Index and Small-Cap Value Index Funds.

Small-cap stocks versus large-caps: A case for diversification

At times, particularly over the past dozen years, small-capitalization stocks have outpaced their large-cap counterparts. This performance edge may appear compelling, but before making any drastic decisions to heavily tilt your portfolio toward small-caps, consider two points.

First, there’s no guarantee that small caps’ performance advantage will persist. As shown in the chart below, these stocks had an extended period of underperformance in the 1990s, and that could happen again.

Second, investing in small companies’ stocks involves additional risks. These firms generally have less business diversification, fewer financial resources, and less management depth than larger enterprises. As a result, their stocks can be highly volatile.

Investors with a heavy allocation to only one segment of the market can end up with greater volatility and less diversification. A better alternative can be a market cap-weighted equity portfolio of stocks of all capitalizations that offers more diversification over the long term.

Small-cap performance relative to large-caps
Chart compares the annual returns of the Russell 2000 Index, a small-cap benchmark, with those of the Russell 1000 Index, a large-cap benchmark.
Source: Vanguard.

The Growth Index Fund was hindered most by its outsized weightings in consumer services, consumer goods, and technology. In the consumer-related sectors, retailers were hurt by the severe winter and consequent lackluster spring, which crimped spending across much of the United States. Increased competition, along with consumers’ growing preference for online shopping and price comparison, also pushed down sales. In technology, one of the fund’s largest sectors, software and services companies dampened results. The sector barely contributed to performance as investors took a pause after bidding up industry stock prices last year.

As sentiment shifted from growth stocks to more defensive companies and industries, value-oriented sectors within each small-cap fund did best. The Small-Cap Value Fund, the top performer for the period, benefited most from its large allocations to financials, industrials, and oil and gas. Among financial stocks, real estate investment trust holdings fared particularly well as the REIT market began to bounce back from a subpar 2013.

Industrials, the second-largest sector in both the Small-Cap Value and Small-Cap Index Funds, also played a significant role. Industrial stocks got a boost from the U.S. economy’s gradual expansion. Gains were broad-based, led by suppliers of commercial vehicles, makers of electronic components and equipment, and manufacturers of containers and packaging.

Oil and gas, a relatively small holding for the trio, was another key contributor to their returns. Thanks to the growth in U.S.

energy production and distribution, oil and gas producers and oil equipment and service providers delivered double-digit gains.

Health care stocks also helped the Small-Cap Index and the Small-Cap Growth Index Funds. Although investors were concerned early on that certain biotechnology firms were overvalued, the subsector ultimately held up. Pharmaceutical and biotech companies stood out, along with health care providers.

Don’t let complacency set your portfolio adrift
At Vanguard, we often warn against letting emotions become entangled with investing. When the financial markets are in turmoil, for example, we’ll caution investors not to let fear lead to rash decisions. But complacency can also stand in the way of achieving financial goals. And lately, conditions may have been leading investors to feel a little too comfortable.

Volatility, a hallmark of stock investing, seems to have vanished for the moment, and returns have been robust. In the more than five years since its 2009 bottom, the U.S. stock market, as measured by the Russell 3000 Index, has produced average annual returns of about 26%. That’s more than double its historical average. And in recent weeks, several indexes have reached all-time highs.

The investment winds don’t always blow so favorably, of course. While the smooth sailing lasts, however, it creates risks of its own. In such a calm climate, it can be easy to lose sight of fundamentals, especially the importance of rebalancing. It’s crucial to periodically adjust your asset allocation so it stays in line with your goals and risk tolerance. Otherwise, you can end up with a portfolio that’s very different from, and potentially riskier than, the one you intended to have.

Whether the market’s moving up, down, or sideways, we always encourage our clients to stay focused on four keys to Vanguard’s timeless principles for investment success: goals, balance, cost, and discipline. (You can read more about our principles in Vanguard’s Principles for Investment Success, available at vanguard.com/research.)

As always, thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 17, 2014

Small-Cap Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	NAESX	VSMAX	VSISX	VSCIX	VSCPX	VB
Expense Ratio[1]	0.24%	0.09%	0.09%	0.08%	0.06%	0.09%
30-Day SEC Yield	0.96%	1.10%	1.10%	1.11%	1.13%	1.10%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Index	FA Index
Number of Stocks	1,466	1,453	3,730
Median Market Cap	$3.2B	$3.2B	$45.5B
Price/Earnings Ratio	29.7x	29.7x	20.7x
Price/Book Ratio	2.5x	2.5x	2.7x
Return on Equity	11.4%	11.3%	17.4%
Earnings Growth
Rate	12.9%	12.9%	14.4%
Dividend Yield	1.4%	1.4%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	10%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Index	FA Index
Basic Materials	4.4%	4.4%	3.1%
Consumer Goods	7.6	7.6	9.9
Consumer Services	13.2	13.2	13.2
Financials	23.6	23.6	18.2
Health Care	9.6	9.6	12.2
Industrials	19.5	19.5	12.9
Oil & Gas	6.4	6.4	9.9
Technology	11.5	11.5	15.1
Telecommunications	0.5	0.5	2.2
Utilities	3.7	3.7	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.24
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Hillshire Brands Co.	Food Products	0.3%
Salix Pharmaceuticals
Ltd.	Pharmaceuticals	0.3
Foot Locker Inc.	Apparel Retailers	0.3
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.3
Harman International	Consumer
Industries Inc.	Electronics	0.3
Alkermes plc	Pharmaceuticals	0.3
Gannett Co. Inc.	Publishing	0.2
Packaging Corp. of	Containers &
America	Packaging	0.2
Rite Aid Corp.	Drug Retailers	0.2
Snap-on Inc.	Durable Household
	Products	0.2
Top Ten		2.6%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares,
0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares.

Small-Cap Index Fund

Investment Focus

Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	10/3/1960	26.32%	22.16%	10.07%
Admiral Shares	11/13/2000	26.51	22.34	10.21
Signal Shares	12/15/2006	26.51	22.32	8.82[1]
Institutional Shares	7/7/1997	26.52	22.36	10.25
Institutional Plus Shares	12/17/2010	26.54	—	16.28[1]
ETF Shares	1/26/2004
Market Price		26.56	22.34	10.26
Net Asset Value		26.51	22.33	10.21
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	2,302,119	106,312	0.2%
Rockwood Holdings Inc.	1,253,524	95,255	0.2%
Basic Materials—Other †		1,945,704	3.9%
		2,147,271	4.3%
Consumer Goods
Hillshire Brands Co.	2,119,660	132,055	0.3%
Harman International Industries Inc.	1,176,526	126,394	0.3%
Snap-on Inc.	1,006,191	119,254	0.2%
Goodyear Tire & Rubber Co.	4,292,572	119,248	0.2%
* Toll Brothers Inc.	2,764,266	102,001	0.2%
* WhiteWave Foods Co. Class A	3,004,149	97,244	0.2%
Ingredion Inc.	1,288,570	96,694	0.2%
Consumer Goods—Other †		2,932,810	6.0%
		3,725,700	7.6%
Consumer Services
Foot Locker Inc.	2,519,363	127,782	0.3%
Gannett Co. Inc.	3,918,401	122,685	0.3%
* Rite Aid Corp.	16,852,982	120,836	0.2%
Omnicare Inc.	1,710,852	113,891	0.2%
Alaska Air Group Inc.	1,187,203	112,844	0.2%
* Avis Budget Group Inc.	1,820,927	108,691	0.2%
Consumer Services—Other †		5,778,398	11.8%
		6,485,127	13.2%
Financials
Arthur J Gallagher & Co.	2,714,177	126,481	0.3%
NorthStar Realty Finance Corp.	6,265,465	108,894	0.2%
* E*TRADE Financial Corp.	4,985,105	105,983	0.2%
Duke Realty Corp.	5,692,693	103,379	0.2%
Extra Space Storage Inc.	1,902,999	101,335	0.2%
* SVB Financial Group	862,722	100,611	0.2%
WP Carey Inc.	1,544,821	99,486	0.2%

Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Liberty Property Trust	2,551,770	96,789	0.2%
Signature Bank	757,750	95,613	0.2%
Mid-America Apartment Communities Inc.	1,295,880	94,664	0.2%
Financials—Other †		10,550,920	21.5%
		11,584,155	23.6%
Health Care
Salix Pharmaceuticals Ltd.	1,040,761	128,378	0.3%
Alkermes plc	2,496,796	125,664	0.2%
Cooper Cos. Inc.	828,234	112,251	0.2%
MEDNAX Inc.	1,717,148	99,852	0.2%
Medivation Inc.	1,255,975	96,811	0.2%
Health Care—Other †		4,157,472	8.5%
		4,720,428	9.6%
Industrials
Packaging Corp. of America	1,698,647	121,436	0.3%
Trinity Industries Inc.	2,676,475	117,015	0.2%
IDEX Corp.	1,392,804	112,455	0.2%
Flextronics International Ltd.	10,115,233	111,976	0.2%
Kirby Corp.	886,042	103,791	0.2%
Acuity Brands Inc.	746,535	103,208	0.2%
Valspar Corp.	1,298,430	98,927	0.2%
Waste Connections Inc.	2,034,414	98,771	0.2%
Lincoln Electric Holdings Inc.	1,389,514	97,099	0.2%
Carlisle Cos. Inc.	1,107,243	95,909	0.2%
Allegion plc	1,667,778	94,530	0.2%
Genesee & Wyoming Inc. Class A	899,803	94,479	0.2%
Industrials—Other †		8,340,475	17.0%
		9,590,071	19.5%
Oil & Gas
Newfield Exploration Co.	2,355,567	104,116	0.2%
Superior Energy Services Inc.	2,705,544	97,778	0.2%
Oil & Gas—Other †		2,936,013	6.0%
		3,137,907	6.4%

Other †		2,366	0.0%

Technology
NCR Corp.	2,900,832	101,790	0.2%
Pitney Bowes Inc.	3,501,112	96,701	0.2%
Technology—Other †		5,448,574	11.1%
		5,647,065	11.5%
Telecommunications
tw telecom inc Class A	2,382,987	96,058	0.2%
Telecommunications—Other †		153,170	0.3%
		249,228	0.5%
Utilities
AGL Resources Inc.	2,060,403	113,384	0.2%
UGI Corp.	1,988,217	100,405	0.2%
ITC Holdings Corp.	2,723,420	99,350	0.2%
Utilities—Other †		1,493,693	3.1%
		1,806,832	3.7%
Total Common Stocks (Cost $34,751,230)		49,096,150	99.9%[1]

Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.111%	464,883,033	464,883	0.9%

4U.S. Government and Agency Obligations †			24,797	0.1%
Total Temporary Cash Investments (Cost $489,681)			489,680	1.0%[1]
[5]Total Investments (Cost $35,240,911)			49,585,830	100.9%
Other Assets and Liabilities
Other Assets			171,744	0.3%
Liabilities[3]			(606,864)	(1.2%)
			(435,120)	(0.9%)
Net Assets			49,150,710	100.0%

At June 30, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				36,238,457
Undistributed Net Investment Income				257,390
Accumulated Net Realized Losses				(1,690,759)
Unrealized Appreciation (Depreciation)
Investment Securities				14,344,919
Futures Contracts				703
Net Assets				49,150,710

Investor Shares—Net Assets
Applicable to 92,431,633 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,180,897
Net Asset Value Per Share—Investor Shares				$56.05

Admiral Shares—Net Assets
Applicable to 246,320,863 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				13,823,366
Net Asset Value Per Share—Admiral Shares				$56.12

Signal Shares—Net Assets
Applicable to 110,734,030 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,598,517
Net Asset Value Per Share—Signal Shares				$50.56

Institutional Shares—Net Assets
Applicable to 172,776,858 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				9,695,992
Net Asset Value Per Share—Institutional Shares				$56.12

Small-Cap Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 34,371,868 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,568,273
Net Asset Value Per Share—Institutional Plus Shares	$162.00

ETF Shares—Net Assets
Applicable to 79,267,062 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,283,665
Net Asset Value Per Share—ETF Shares	$117.12

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $458,615,000 of collateral received for securities on loan.
4 Securities with a value of $4,100,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $438,112,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	307,342
Interest[1]	148
Securities Lending	13,898
Total Income	321,388
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,395
Management and Administrative—Investor Shares	4,894
Management and Administrative—Admiral Shares	3,712
Management and Administrative—Signal Shares	1,831
Management and Administrative—Institutional Shares	2,131
Management and Administrative—Institutional Plus Shares	797
Management and Administrative—ETF Shares	2,416
Marketing and Distribution—Investor Shares	585
Marketing and Distribution—Admiral Shares	796
Marketing and Distribution—Signal Shares	940
Marketing and Distribution—Institutional Shares	1,111
Marketing and Distribution—Institutional Plus Shares	450
Marketing and Distribution—ETF Shares	1,020
Custodian Fees	462
Shareholders’ Reports—Investor Shares	81
Shareholders’ Reports—Admiral Shares	55
Shareholders’ Reports—Signal Shares	42
Shareholders’ Reports—Institutional Shares	62
Shareholders’ Reports—Institutional Plus Shares	21
Shareholders’ Reports—ETF Shares	68
Trustees’ Fees and Expenses	15
Total Expenses	22,884
Net Investment Income	298,504
Realized Net Gain (Loss)
Investment Securities Sold	951,104
Futures Contracts	5,659
Realized Net Gain (Loss)	956,763
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,719,608
Futures Contracts	(9,410)
Change in Unrealized Appreciation (Depreciation)	1,710,198
Net Increase (Decrease) in Net Assets Resulting from Operations	2,965,465

1 Interest income from an affiliated company of the fund was $135,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	298,504	556,220
Realized Net Gain (Loss)	956,763	583,222
Change in Unrealized Appreciation (Depreciation)	1,710,198	10,277,416
Net Increase (Decrease) in Net Assets Resulting from Operations	2,965,465	11,416,858
Distributions
Net Investment Income
Investor Shares	(96)	(59,108)
Admiral Shares	(818)	(130,303)
Signal Shares	(604)	(95,062)
Institutional Shares	(696)	(118,018)
Institutional Plus Shares	(412)	(56,696)
ETF Shares	(701)	(108,060)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(3,327)	(567,247)
Capital Share Transactions
Investor Shares	(171,670)	(140,555)
Admiral Shares	2,898,658	1,110,132
Signal Shares	(2,125,910)	1,241,430
Institutional Shares	(80,210)	948,902
Institutional Plus Shares	921,145	914,375
ETF Shares	503,462	1,555,179
Net Increase (Decrease) from Capital Share Transactions	1,945,475	5,629,463
Total Increase (Decrease)	4,907,613	16,479,074
Net Assets
Beginning of Period	44,243,097	27,764,023
End of Period[1]	49,150,710	44,243,097

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $257,390,000 and ($37,787,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$52.69	$38.74	$33.38	$34.75	$27.49	$20.40
Investment Operations
Net Investment Income	.301	.609	.659	.402	.355	.272
Net Realized and Unrealized Gain (Loss)
on Investments	3.060	13.958	5.363	(1.375)	7.266	7.094
Total from Investment Operations	3.361	14.567	6.022	(.973)	7.621	7.366
Distributions
Dividends from Net Investment Income	(.001)	(.617)	(.662)	(.397)	(.361)	(.276)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.001)	(.617)	(.662)	(.397)	(.361)	(.276)
Net Asset Value, End of Period	$56.05	$52.69	$38.74	$33.38	$34.75	$27.49

Total Return[1]	6.38%	37.62%	18.04%	-2.80%	27.72%	36.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,181	$5,041	$3,813	$3,925	$5,270	$5,913
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to
Average Net Assets	1.35%	1.39%	1.82%	1.15%	1.24%	1.30%
Portfolio Turnover Rate[2]	10%	29%	14%	17%	12%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$52.72	$38.76	$33.39	$34.78	$27.50	$20.40
Investment Operations
Net Investment Income	.348	.681	.717	.461	.384	.303
Net Realized and Unrealized Gain (Loss)
on Investments	3.056	13.968	5.372	(1.395)	7.286	7.105
Total from Investment Operations	3.404	14.649	6.089	(.934)	7.670	7.408
Distributions
Dividends from Net Investment Income	(.004)	(.689)	(.719)	(.456)	(.390)	(.308)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.004)	(.689)	(.719)	(.456)	(.390)	(.308)
Net Asset Value, End of Period	$56.12	$52.72	$38.76	$33.39	$34.78	$27.50

Total Return[1]	6.46%	37.81%	18.24%	-2.69%	27.89%	36.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,823	$10,126	$6,541	$5,525	$5,554	$1,992
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.49%	1.54%	1.96%	1.29%	1.38%	1.44%
Portfolio Turnover Rate[2]	10%	29%	14%	17%	12%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$47.49	$34.92	$30.08	$31.33	$24.79	$18.39
Investment Operations
Net Investment Income	.307	.614	.648	.417	.359	.274
Net Realized and Unrealized Gain (Loss)
on Investments	2.767	12.577	4.841	(1.254)	6.545	6.405
Total from Investment Operations	3.074	13.191	5.489	(.837)	6.904	6.679
Distributions
Dividends from Net Investment Income	(.004)	(.621)	(.649)	(.413)	(.364)	(.279)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.004)	(.621)	(.649)	(.413)	(.364)	(.279)
Net Asset Value, End of Period	$50.56	$47.49	$34.92	$30.08	$31.33	$24.79

Total Return	6.47%	37.79%	18.25%	-2.68%	27.85%	36.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,599	$7,351	$4,329	$3,075	$2,300	$1,763
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.49%	1.54%	1.96%	1.29%	1.38%	1.44%
Portfolio Turnover Rate[1]	10%	29%	14%	17%	12%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$52.71	$38.76	$33.39	$34.77	$27.50	$20.40
Investment Operations
Net Investment Income	.347	.686	.724	.467	.410	.316
Net Realized and Unrealized Gain (Loss)
on Investments	3.067	13.957	5.372	(1.385)	7.276	7.106
Total from Investment Operations	3.414	14.643	6.096	(.918)	7.686	7.422
Distributions
Dividends from Net Investment Income	(.004)	(.693)	(.726)	(.462)	(.416)	(.322)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.004)	(.693)	(.726)	(.462)	(.416)	(.322)
Net Asset Value, End of Period	$56.12	$52.71	$38.76	$33.39	$34.77	$27.50

Total Return	6.48%	37.80%	18.26%	-2.65%	27.95%	36.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,696	$9,185	$5,955	$4,894	$5,711	$4,162
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.50%	1.55%	1.98%	1.31%	1.42%	1.50%
Portfolio Turnover Rate[1]	10%	29%	14%	17%	12%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months				Dec. 17,
	Ended				2010[1] to
	June 30,			Year Ended December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$152.16	$111.87	$96.37	$100.38	$100.73
Investment Operations
Net Investment Income	1.025	2.007	2.114	1.373	.064[2]
Net Realized and Unrealized Gain (Loss)
on Investments	8.828	40.311	15.506	(4.023)	.767
Total from Investment Operations	9.853	42.318	17.620	(2.650)	.831
Distributions
Dividends from Net Investment Income	(.013)	(2.028)	(2.120)	(1.360)	(1.181)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.013)	(2.028)	(2.120)	(1.360)	(1.181)
Net Asset Value, End of Period	$162.00	$152.16	$111.87	$96.37	$100.38

Total Return	6.48%	37.85%	18.29%	-2.65%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,568	$4,323	$2,435	$1,840	$341
Ratio of Total Expenses to
Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	1.52%	1.57%	2.00%	1.33%	1.44%[3]
Portfolio Turnover Rate [4]	10%	29%	14%	17%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period $110.02		$80.89	$69.70	$72.58	$57.41	$42.60
Investment Operations
Net Investment Income	.724	1.424	1.500	.957	.833	.646
Net Realized and Unrealized Gain (Loss)
on Investments	6.385	29.145	11.194	(2.891)	15.183	14.822
Total from Investment Operations	7.109	30.569	12.694	(1.934)	16.016	15.468
Distributions
Dividends from Net Investment Income	(.009)	(1.439)	(1.504)	(.946)	(.846)	(.658)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.009)	(1.439)	(1.504)	(.946)	(.846)	(.658)
Net Asset Value, End of Period	$117.12	$110.02	$80.89	$69.70	$72.58	$57.41

Total Return	6.46%	37.80%	18.22%	-2.68%	27.89%	36.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,284	$8,217	$4,691	$3,683	$4,843	$3,460
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.49%	1.54%	1.96%	1.29%	1.38%	1.44%
Portfolio Turnover Rate[1]	10%	29%	14%	17%	12%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Small-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Small-Cap Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $4,807,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	49,093,784	—	2,366
Temporary Cash Investments	464,883	24,797	—
Futures Contracts—Assets[1]	549	—	—
Futures Contracts—Liabilities[1]	(133)	—	—
Total	49,559,083	24,797	2,366
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2014	342	40,708	538
E-mini S&P MidCap 400 Index	September 2014	54	7,718	165
				703

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Small-Cap Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $957,639,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $1,606,276,000 to offset future net capital gains. Of this amount, $946,157,000 is subject to expiration dates; $342,008,000 may be used to offset future net capital gains through December 31, 2017, and $604,149,000 through December 31, 2018. Capital losses of $660,119,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $35,250,198,000. Net unrealized appreciation of investment securities for tax purposes was $14,335,632,000, consisting of unrealized gains of $15,399,792,000 on securities that had risen in value since their purchase and $1,064,160,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $7,030,221,000 of investment securities and sold $4,364,882,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,673,089,000 and $2,147,230,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Small-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	478,699	8,989	1,042,480	22,850
Issued in Lieu of Cash Distributions	93	2	56,809	1,090
Redeemed	(650,462)	(12,238)	(1,239,844)	(26,671)
Net Increase (Decrease)—Investor Shares	(171,670)	(3,247)	(140,555)	(2,731)
Admiral Shares
Issued	3,606,165	67,521	1,852,237	39,626
Issued in Lieu of Cash Distributions	737	14	117,877	2,260
Redeemed	(708,244)	(13,293)	(859,982)	(18,566)
Net Increase (Decrease)—Admiral Shares	2,898,658	54,242	1,110,132	23,320
Signal Shares
Issued	1,013,405	21,146	2,803,375	67,822
Issued in Lieu of Cash Distributions	563	12	86,598	1,843
Redeemed	(3,139,878)	(65,205)	(1,648,543)	(38,841)
Net Increase (Decrease)—Signal Shares	(2,125,910)	(44,047)	1,241,430	30,824
Institutional Shares
Issued	1,322,048	24,759	2,730,652	59,376
Issued in Lieu of Cash Distributions	646	12	109,774	2,105
Redeemed	(1,402,904)	(26,239)	(1,891,524)	(40,878)
Net Increase (Decrease)—Institutional Shares	(80,210)	(1,468)	948,902	20,603
Institutional Plus Shares
Issued	1,228,968	7,965	1,629,864	12,227
Issued in Lieu of Cash Distributions	412	3	56,601	376
Redeemed	(308,235)	(2,004)	(772,090)	(5,966)
Net Increase (Decrease)—Institutional Plus Shares	921,145	5,964	914,375	6,637
ETF Shares
Issued	2,743,550	24,276	4,397,170	44,397
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,240,088)	(19,700)	(2,841,991)	(27,700)
Net Increase (Decrease)—ETF Shares	503,462	4,576	1,555,179	16,697

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

Small-Cap Growth Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VISGX	VSGAX	VSGIX	VBK
Expense Ratio[1]	0.24%	0.09%	0.08%	0.09%
30-Day SEC Yield	0.58%	0.72%	0.73%	0.72%

Portfolio Characteristics
			DJ
		CRSP US	U.S.
		Small Cap	Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	718	710	3,730
Median Market Cap	$3.3B	$3.3B	$45.5B
Price/Earnings Ratio	41.7x	41.7x	20.7x
Price/Book Ratio	3.5x	3.5x	2.7x
Return on Equity	11.6%	11.6%	17.4%
Earnings Growth
Rate	18.0%	18.0%	14.4%
Dividend Yield	0.8%	0.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	28%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Small Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	3.0%	3.0%	3.1%
Consumer Goods	8.1	8.1	9.9
Consumer Services	13.3	13.4	13.2
Financials	18.3	18.3	18.2
Health Care	14.2	14.2	12.2
Industrials	17.9	17.8	12.9
Oil & Gas	7.9	7.9	9.9
Technology	16.1	16.1	15.1
Telecommunications	0.6	0.6	2.2
Utilities	0.6	0.6	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.90
Beta	1.00	1.28
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Salix Pharmaceuticals
Ltd.	Pharmaceuticals	0.6%
Harman International	Consumer
Industries Inc.	Electronics	0.6
Alkermes plc	Pharmaceuticals	0.6
Cooper Cos. Inc.	Medical Supplies	0.5
Kirby Corp.	Marine
	Transportation	0.5
Duke Realty Corp.	Industrial & Office
	REITs	0.5
Acuity Brands Inc.	Building Materials &
	Fixtures	0.5
Toll Brothers Inc.	Home Construction	0.5
Extra Space Storage Inc.	Specialty REITs	0.4
SVB Financial Group	Banks	0.4
Top Ten		5.1%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional
Shares, and 0.09% for ETF Shares.

Small-Cap Growth Index Fund

Investment Focus

Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	24.27%	22.10%	10.31%
Admiral Shares	9/27/2011	24.45	—	24.51[1]
Institutional Shares	5/24/2000	24.43	22.31	10.49
ETF Shares	1/26/2004
Market Price		24.50	22.30	10.49
Net Asset Value		24.43	22.27	10.44
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Small-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
Royal Gold Inc.	744,466	56,669	0.4%
Basic Materials—Other †		416,506	2.6%
		473,175	3.0%
Consumer Goods
Harman International Industries Inc.	825,040	88,634	0.6%
* Toll Brothers Inc.	1,938,239	71,521	0.4%
* WhiteWave Foods Co. Class A	2,106,412	68,185	0.4%
* Kate Spade & Co.	1,531,805	58,423	0.4%
* Middleby Corp.	693,207	57,342	0.4%
Consumer Goods—Other †		939,257	5.9%
		1,283,362	8.1%
Consumer Services
* Pandora Media Inc.	2,238,465	66,035	0.4%
Dunkin’ Brands Group Inc.	1,287,227	58,968	0.4%
* Spirit Airlines Inc.	880,453	55,680	0.3%
Consumer Services—Other †		1,927,242	12.2%
		2,107,925	13.3%
Financials
Duke Realty Corp.	3,991,371	72,483	0.5%
Extra Space Storage Inc.	1,334,959	71,087	0.5%
* SVB Financial Group	604,933	70,547	0.4%
WP Carey Inc.	1,083,164	69,756	0.4%
* Signature Bank	531,415	67,054	0.4%
DDR Corp.	3,697,376	65,185	0.4%
* Howard Hughes Corp.	407,734	64,353	0.4%
Regency Centers Corp.	1,117,724	62,235	0.4%
Kilroy Realty Corp.	998,074	62,160	0.4%
Waddell & Reed Financial Inc. Class A	980,001	61,338	0.4%
Taubman Centers Inc.	727,419	55,146	0.4%
Financials—Other †		2,170,587	13.7%
		2,891,931	18.3%

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Health Care
*	Salix Pharmaceuticals Ltd.	729,759	90,016	0.6%
*	Alkermes plc	1,750,665	88,111	0.6%
	Cooper Cos. Inc.	580,804	78,716	0.5%
*	MEDNAX Inc.	1,204,022	70,014	0.4%
*	Medivation Inc.	880,649	67,880	0.4%
	Questcor Pharmaceuticals Inc.	701,829	64,912	0.4%
*	Cubist Pharmaceuticals Inc.	911,526	63,643	0.4%
*	Sirona Dental Systems Inc.	698,501	57,598	0.4%
	Health Care—Other †		1,659,982	10.5%
			2,240,872	14.2%
Industrials
*	Kirby Corp.	621,290	72,778	0.5%
	Acuity Brands Inc.	523,445	72,366	0.4%
	Waste Connections Inc.	1,426,487	69,256	0.4%
	Lincoln Electric Holdings Inc.	973,503	68,028	0.4%
*	Genesee & Wyoming Inc. Class A	630,429	66,195	0.4%
	Jack Henry & Associates Inc.	1,023,417	60,822	0.4%
*	Vantiv Inc. Class A	1,768,124	59,444	0.4%
*	CoStar Group Inc.	365,984	57,888	0.4%
	Graco Inc.	733,722	57,289	0.4%
	MSC Industrial Direct Co. Inc. Class A	588,359	56,271	0.3%
	Industrials—Other †		2,177,630	13.8%
			2,817,967	17.8%
Oil & Gas
*	Gulfport Energy Corp.	1,034,056	64,939	0.4%
	Targa Resources Corp.	461,379	64,395	0.4%
*	Oasis Petroleum Inc.	1,040,885	58,175	0.4%
	Oil & Gas—Other †		1,055,065	6.7%
			1,242,574	7.9%
Technology
*	SunEdison Inc.	2,914,095	65,859	0.4%
	IAC/InterActiveCorp	935,026	64,732	0.4%
*	Palo Alto Networks Inc.	746,497	62,594	0.4%
*	Cadence Design Systems Inc.	3,504,375	61,291	0.4%
*	athenahealth Inc.	458,047	57,315	0.4%
	Solera Holdings Inc.	832,758	55,920	0.4%
*	PTC Inc.	1,435,834	55,710	0.3%
	Technology—Other †		2,118,314	13.4%
			2,541,735	16.1%
Telecommunications
*	tw telecom inc Class A	1,669,503	67,298	0.4%
	Telecommunications—Other †		32,992	0.2%
			100,290	0.6%
Utilities
	ITC Holdings Corp.	1,909,597	69,662	0.4%
	Utilities—Other †		26,462	0.2%
			96,124	0.6%
Total Common Stocks (Cost $11,587,974)			15,795,955	99.9%[1]

Small-Cap Growth Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.111%	259,731,887	259,732	1.6%

4U.S. Government and Agency Obligations †			9,897	0.1%
Total Temporary Cash Investments (Cost $269,630)			269,629	1.7%[1]
[5]Total Investments (Cost $11,857,604)			16,065,584	101.6%
Other Assets and Liabilities
Other Assets			33,038	0.2%
Liabilities[3]			(279,624)	(1.8%)
			(246,586)	(1.6%)
Net Assets			15,818,998	100.0%

At June 30, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				12,144,029
Undistributed Net Investment Income				52,766
Accumulated Net Realized Losses				(586,068)
Unrealized Appreciation (Depreciation)
Investment Securities				4,207,980
Futures Contracts				291
Net Assets				15,818,998

Investor Shares—Net Assets
Applicable to 74,901,245 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,680,487
Net Asset Value Per Share—Investor Shares				$35.79

Admiral Shares—Net Assets
Applicable to 120,422,766 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,392,130
Net Asset Value Per Share—Admiral Shares				$44.78

Small-Cap Growth Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 108,882,290 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,904,472
Net Asset Value Per Share—Institutional Shares	$35.86

ETF Shares—Net Assets
Applicable to 30,169,424 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,841,909
Net Asset Value Per Share—ETF Shares	$127.34

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $232,466,000 of collateral received for securities on loan.
4 Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $221,147,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	63,786
Interest[1]	21
Securities Lending	7,182
Total Income	70,989
Expenses
The Vanguard Group—Note B
Investment Advisory Services	831
Management and Administrative—Investor Shares	2,502
Management and Administrative—Admiral Shares	1,454
Management and Administrative—Institutional Shares	806
Management and Administrative—ETF Shares	1,023
Marketing and Distribution—Investor Shares	370
Marketing and Distribution—Admiral Shares	493
Marketing and Distribution—Institutional Shares	471
Marketing and Distribution—ETF Shares	390
Custodian Fees	129
Shareholders’ Reports—Investor Shares	38
Shareholders’ Reports—Admiral Shares	23
Shareholders’ Reports—Institutional Shares	24
Shareholders’ Reports—ETF Shares	36
Trustees’ Fees and Expenses	5
Total Expenses	8,595
Net Investment Income	62,394
Realized Net Gain (Loss)
Investment Securities Sold	341,673
Futures Contracts	1,861
Realized Net Gain (Loss)	343,534
Change in Unrealized Appreciation (Depreciation)
Investment Securities	226,337
Futures Contracts	(392)
Change in Unrealized Appreciation (Depreciation)	225,945
Net Increase (Decrease) in Net Assets Resulting from Operations	631,873
1 Interest income from an affiliated company of the fund was $20,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,394	93,647
Realized Net Gain (Loss)	343,534	913,713
Change in Unrealized Appreciation (Depreciation)	225,945	2,952,175
Net Increase (Decrease) in Net Assets Resulting from Operations	631,873	3,959,535
Distributions
Net Investment Income
Investor Shares	(239)	(13,753)
Admiral Shares	(593)	(31,388)
Institutional Shares	(570)	(24,532)
ETF Shares	(526)	(23,474)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,928)	(93,147)
Capital Share Transactions
Investor Shares	(280,206)	(738,905)
Admiral Shares	296,520	1,252,154
Institutional Shares	(73,288)	609,367
ETF Shares	46,212	510,887
Net Increase (Decrease) from Capital Share Transactions	(10,762)	1,633,503
Total Increase (Decrease)	619,183	5,499,891
Net Assets
Beginning of Period	15,199,815	9,699,924
End of Period[1]	15,818,998	15,199,815

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $52,766,000 and ($7,700,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$34.37	$25.03	$21.49	$21.92	$16.83	$11.90
Investment Operations
Net Investment Income	.120	.168	.223	.086	.075	.046
Net Realized and Unrealized Gain (Loss)
on Investments	1.303	9.336	3.541	(.431)	5.091	4.933
Total from Investment Operations	1.423	9.504	3.764	(.345)	5.166	4.979
Distributions
Dividends from Net Investment Income	(.003)	(.164)	(.224)	(.085)	(.076)	(.049)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.003)	(.164)	(.224)	(.085)	(.076)	(.049)
Net Asset Value, End of Period	$35.79	$34.37	$25.03	$21.49	$21.92	$16.83

Total Return[1]	4.14%	37.98%	17.52%	-1.58%	30.69%	41.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,680	$2,859	$2,649	$2,613	$4,229	$3,018
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to
Average Net Assets	0.78%	0.63%	0.97%	0.37%	0.43%	0.33%
Portfolio Turnover Rate[2]	28%	50%	37%	40%	34%	38%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund

Financial Highlights

Admiral Shares

	Six Months			Sept. 27,
	Ended	Year Ended		2011[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$42.98	$31.30	$26.88	$25.00
Investment Operations
Net Investment Income	.182	.284	.326	.031
Net Realized and Unrealized Gain (Loss) on Investments	1.623	11.676	4.420	1.962
Total from Investment Operations	1.805	11.960	4.746	1.993
Distributions
Dividends from Net Investment Income	(.005)	(.280)	(.326)	(.113)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.005)	(.280)	(.326)	(.113)
Net Asset Value, End of Period	$44.78	$42.98	$31.30	$26.88

Total Return[2]	4.20%	38.22%	17.66%	7.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,392	$4,881	$2,539	$1,781
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.92%	0.78%	1.11%	0.51%[3]
Portfolio Turnover Rate [4]	28%	50%	37%	40%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$34.42	$25.07	$21.53	$21.96	$16.85	$11.91
Investment Operations
Net Investment Income	.147	.229	.265	.125	.107	.072
Net Realized and Unrealized Gain (Loss)
on Investments	1.298	9.346	3.540	(.432)	5.111	4.944
Total from Investment Operations	1.445	9.575	3.805	(.307)	5.218	5.016
Distributions
Dividends from Net Investment Income	(.005)	(.225)	(.265)	(.123)	(.108)	(.076)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.005)	(.225)	(.265)	(.123)	(.108)	(.076)
Net Asset Value, End of Period	$35.86	$34.42	$25.07	$21.53	$21.96	$16.85

Total Return	4.20%	38.20%	17.68%	-1.40%	30.96%	42.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,904	$3,823	$2,302	$1,622	$1,527	$945
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.93%	0.79%	1.13%	0.53%	0.61%	0.53%
Portfolio Turnover Rate[1]	28%	50%	37%	40%	34%	38%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period $122.23		$89.03	$76.45	$77.98	$59.86	$42.32
Investment Operations
Net Investment Income	.516	.802	.925	.424	.360	.225
Net Realized and Unrealized Gain (Loss)
on Investments	4.611	33.188	12.578	(1.535)	18.121	17.555
Total from Investment Operations	5.127	33.990	13.503	(1.111)	18.481	17.780
Distributions
Dividends from Net Investment Income	(.017)	(.790)	(.923)	(.419)	(.361)	(.240)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.017)	(.790)	(.923)	(.419)	(.361)	(.240)
Net Asset Value, End of Period	$127.34	$122.23	$89.03	$76.45	$77.98	$59.86

Total Return	4.19%	38.18%	17.67%	-1.43%	30.87%	42.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,842	$3,637	$2,209	$1,857	$1,842	$1,177
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.92%	0.78%	1.11%	0.51%	0.57%	0.47%
Portfolio Turnover Rate[1]	28%	50%	37%	40%	34%	38%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Small-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Small-Cap Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $1,549,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.62% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,795,955	—	—
Temporary Cash Investments	259,732	9,897	—
Futures Contracts—Assets[1]	198	—	—
Total	16,055,885	9,897	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2014	238	28,329	291

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Small-Cap Growth Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $393,260,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses $509,185,000 to offset future net capital gains. Of this amount, $504,200,000 is subject to expiration dates; $243,082,000 through December 31, 2017, and $261,118,000 through December 31, 2018. Capital losses of $4,985,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $11,857,604,000. Net unrealized appreciation of investment securities for tax purposes was $4,207,980,000, consisting of unrealized gains of $4,557,334,000 on securities that had risen in value since their purchase and $349,354,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $3,193,710,000 of investment securities and sold $3,133,211,000 of investment securities, other than temporary cash investments. Purchases and sales include $997,443,000 and $932,930,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Small-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	328,130	9,500	885,186	29,970
Issued in Lieu of Cash Distributions	222	6	12,789	375
Redeemed	(608,558)	(17,773)	(1,636,880)	(53,015)
Net Increase (Decrease)—Investor Shares	(280,206)	(8,267)	(738,905)	(22,670)
Admiral Shares
Issued	847,332	19,693	1,872,580	48,848
Issued in Lieu of Cash Distributions	556	13	29,408	691
Redeemed	(551,368)	(12,848)	(649,834)	(17,093)
Net Increase (Decrease)—Admiral Shares	296,520	6,858	1,252,154	32,446
Institutional Shares
Issued	379,248	11,051	1,119,510	36,742
Issued in Lieu of Cash Distributions	556	16	23,841	699
Redeemed	(453,092)	(13,269)	(533,984)	(18,199)
Net Increase (Decrease)—Institutional Shares	(73,288)	(2,202)	609,367	19,242
ETF Shares
Issued	999,894	8,011	1,903,832	17,142
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(953,682)	(7,600)	(1,392,945)	(12,200)
Net Increase (Decrease)—ETF Shares	46,212	411	510,887	4,942

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

Small-Cap Value Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VISVX	VSIAX	VSIIX	VBR
Expense Ratio[1]	0.24%	0.09%	0.08%	0.09%
30-Day SEC Yield	1.56%	1.70%	1.71%	1.70%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Small Cap	Market
	Fund	Value Index	FA Index
Number of Stocks	830	810	3,730
Median Market Cap	$3.2B	$3.2B	$45.5B
Price/Earnings Ratio	23.9x	23.9x	20.7x
Price/Book Ratio	2.0x	2.0x	2.7x
Return on Equity	11.2%	11.2%	17.4%
Earnings Growth
Rate	9.3%	9.3%	14.4%
Dividend Yield	1.8%	1.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	12%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Small Cap	Market
	Fund	Value Index	FA Index
Basic Materials	5.5%	5.6%	3.1%
Consumer Goods	7.1	7.1	9.9
Consumer Services	13.1	13.1	13.2
Financials	28.1	28.1	18.2
Health Care	5.8	5.7	12.2
Industrials	21.0	21.0	12.9
Oil & Gas	5.1	5.1	9.9
Technology	7.6	7.6	15.1
Telecommunications	0.4	0.4	2.2
Utilities	6.3	6.3	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Small-Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	1.20
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Hillshire Brands Co.	Food Products	0.5%
Foot Locker Inc.	Apparel Retailers	0.5
Arthur J Gallagher & Co.	Property & Casualty
	Insurance	0.5
Gannett Co. Inc.	Publishing	0.5
Rite Aid Corp.	Drug Retailers	0.5
Snap-on Inc.	Durable Household
	Products	0.4
Goodyear Tire & Rubber
Co.	Tires	0.4
Trinity Industries Inc.	Commercial Vehicles
	& Trucks	0.4
Omnicare Inc.	Drug Retailers	0.4
AGL Resources Inc.	Gas Distribution	0.4
Top Ten		4.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional
Shares, and 0.09% for ETF Shares.

Small-Cap Value Index Fund

Investment Focus

Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	28.04%	21.92%	9.56%
Admiral Shares	9/27/2011	28.24	—	27.05[1]
Institutional Shares	12/7/1999	28.29	22.14	9.74
ETF Shares	1/26/2004
Market Price		28.24	22.11	9.73
Net Asset Value		28.23	22.10	9.69
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

Small-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials
RPM International Inc.	1,209,364	55,848	0.4%
Rockwood Holdings Inc.	658,508	50,040	0.3%
Basic Materials—Other †		668,071	4.8%
		773,959	5.5%
Consumer Goods
Hillshire Brands Co.	1,113,493	69,371	0.5%
Snap-on Inc.	528,604	62,650	0.5%
Goodyear Tire & Rubber Co.	2,255,051	62,645	0.4%
Ingredion Inc.	676,922	50,796	0.4%
Hanesbrands Inc.	451,886	44,484	0.3%
Leggett & Platt Inc.	1,258,523	43,142	0.3%
* Visteon Corp.	439,433	42,629	0.3%
Consumer Goods—Other †		620,220	4.4%
		995,937	7.1%
Consumer Services
Foot Locker Inc.	1,323,455	67,126	0.5%
Gannett Co. Inc.	2,058,489	64,451	0.5%
* Rite Aid Corp.	8,853,620	63,480	0.5%
Omnicare Inc.	898,751	59,830	0.4%
Alaska Air Group Inc.	623,658	59,279	0.4%
* Avis Budget Group Inc.	956,590	57,099	0.4%
Consumer Services—Other †		1,455,668	10.4%
		1,826,933	13.1%
Financials
Arthur J Gallagher & Co.	1,425,894	66,447	0.5%
NorthStar Realty Finance Corp.	3,291,478	57,206	0.4%
Liberty Property Trust	1,340,550	50,847	0.4%
Mid-America Apartment Communities Inc.	680,740	49,728	0.4%
Protective Life Corp.	715,694	49,619	0.4%

Small-Cap Value Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Starwood Property Trust Inc.	2,009,259	47,760	0.3%
East West Bancorp Inc.	1,301,463	45,538	0.3%
Senior Housing Properties Trust	1,848,982	44,912	0.3%
HCC Insurance Holdings Inc.	906,683	44,373	0.3%
Apartment Investment & Management Co. Class A	1,326,016	42,791	0.3%
Financials—Other †		3,419,547	24.4%
		3,918,768	28.0%
Health Care
Community Health Systems Inc.	993,832	45,090	0.3%
Covance Inc.	521,069	44,593	0.3%
Health Care—Other †		710,722	5.1%
		800,405	5.7%
Industrials
Trinity Industries Inc.	1,406,047	61,472	0.4%
IDEX Corp.	731,745	59,081	0.4%
Flextronics International Ltd.	5,313,973	58,826	0.4%
Valspar Corp.	682,146	51,973	0.4%
Carlisle Cos. Inc.	581,614	50,379	0.4%
Allegion plc	876,132	49,659	0.4%
Total System Services Inc.	1,541,725	48,426	0.4%
PerkinElmer Inc.	1,027,565	48,131	0.3%
Global Payments Inc.	651,821	47,485	0.3%
Broadridge Financial Solutions Inc.	1,095,199	45,604	0.3%
Oshkosh Corp.	770,912	42,809	0.3%
Ryder System Inc.	482,714	42,522	0.3%
Industrials—Other †		2,319,724	16.6%
		2,926,091	20.9%
Oil & Gas
Newfield Exploration Co.	1,237,430	54,694	0.4%
Superior Energy Services Inc.	1,421,360	51,368	0.4%
First Solar Inc.	681,511	48,428	0.3%
WPX Energy Inc.	1,834,746	43,869	0.3%
Patterson-UTI Energy Inc.	1,245,874	43,531	0.3%
Oil & Gas—Other †		475,332	3.4%
		717,222	5.1%

Other †		1,196	0.0%

Technology
NCR Corp.	1,523,883	53,473	0.4%
Pitney Bowes Inc.	1,839,117	50,796	0.4%
Technology—Other †		958,248	6.8%
		1,062,517	7.6%

Telecommunications †		55,753	0.4%

Utilities
AGL Resources Inc.	1,082,384	59,564	0.4%
UGI Corp.	1,044,530	52,749	0.4%
Atmos Energy Corp.	909,323	48,558	0.4%
Westar Energy Inc. Class A	1,169,920	44,679	0.3%
Utilities—Other †		671,845	4.8%
		877,395	6.3%
Total Common Stocks (Cost $10,468,340)		13,956,176	99.7%[1]

52

Small-Cap Value Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.111%	107,284,288	107,284	0.8%

4U.S. Government and Agency Obligations †			2,999	0.0%
Total Temporary Cash Investments (Cost $110,284)			110,283	0.8%[1]
[5]Total Investments (Cost $10,578,624)			14,066,459	100.5%
Other Assets and Liabilities
Other Assets			52,487	0.4%
Liabilities[3]			(118,410)	(0.9%)
			(65,923)	(0.5%)
Net Assets			14,000,536	100.0%

At June 30, 2014, net assets consisted of:
				Amount
				($000)
Paid-in Capital				11,319,945
Undistributed Net Investment Income				90,513
Accumulated Net Realized Losses				(898,467)
Unrealized Appreciation (Depreciation)
Investment Securities				3,487,835
Futures Contracts				710
Net Assets				14,000,536

Investor Shares—Net Assets
Applicable to 94,849,202 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				2,396,096
Net Asset Value Per Share—Investor Shares				$25.26

Admiral Shares—Net Assets
Applicable to 115,497,780 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				5,233,356
Net Asset Value Per Share—Admiral Shares				$45.31

Institutional Shares—Net Assets
Applicable to 75,957,056 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,923,698
Net Asset Value Per Share—Institutional Shares				$25.33

53

Small-Cap Value Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 42,174,527 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,447,386
Net Asset Value Per Share—ETF Shares	$105.45

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $77,075,000 of collateral received for securities on loan.
4 Securities with a value of $1,799,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $74,241,000.
See accompanying Notes, which are an integral part of the Financial Statements.

54

Small-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	111,627
Interest[1]	39
Securities Lending	2,320
Total Income	113,986
Expenses
The Vanguard Group—Note B
Investment Advisory Services	776
Management and Administrative—Investor Shares	2,161
Management and Administrative—Admiral Shares	1,342
Management and Administrative—Institutional Shares	354
Management and Administrative—ETF Shares	1,067
Marketing and Distribution—Investor Shares	296
Marketing and Distribution—Admiral Shares	396
Marketing and Distribution—Institutional Shares	210
Marketing and Distribution—ETF Shares	431
Custodian Fees	125
Shareholders’ Reports—Investor Shares	31
Shareholders’ Reports—Admiral Shares	22
Shareholders’ Reports—Institutional Shares	14
Shareholders’ Reports—ETF Shares	35
Trustees’ Fees and Expenses	5
Total Expenses	7,265
Net Investment Income	106,721
Realized Net Gain (Loss)
Investment Securities Sold	386,234
Futures Contracts	834
Realized Net Gain (Loss)	387,068
Change in Unrealized Appreciation (Depreciation)
Investment Securities	579,347
Futures Contracts	(291)
Change in Unrealized Appreciation (Depreciation)	579,056
Net Increase (Decrease) in Net Assets Resulting from Operations	1,072,845
1 Interest income from an affiliated company of the fund was $36,000.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	106,721	219,668
Realized Net Gain (Loss)	387,068	449,410
Change in Unrealized Appreciation (Depreciation)	579,056	2,458,425
Net Increase (Decrease) in Net Assets Resulting from Operations	1,072,845	3,127,503
Distributions
Net Investment Income
Investor Shares	(395)	(40,303)
Admiral Shares	(1,188)	(79,929)
Institutional Shares	(444)	(31,614)
ETF Shares	(974)	(72,359)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(3,001)	(224,205)
Capital Share Transactions
Investor Shares	(164,134)	(290,808)
Admiral Shares	469,802	836,372
Institutional Shares	78,280	344,441
ETF Shares	193,445	736,310
Net Increase (Decrease) from Capital Share Transactions	577,393	1,626,315
Total Increase (Decrease)	1,647,237	4,529,613
Net Assets
Beginning of Period	12,353,299	7,823,686
End of Period[1]	14,000,536	12,353,299

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $90,513,000 and ($13,207,000).

See accompanying Notes, which are an integral part of the Financial Statements.

56

Small-Cap Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.33	$17.40	$15.04	$16.01	$13.06	$10.21
Investment Operations
Net Investment Income	.179	.394	.428	.309	.285	.241
Net Realized and Unrealized Gain (Loss)
on Investments	1.755	5.936	2.364	(.974)	2.956	2.854
Total from Investment Operations	1.934	6.330	2.792	(.665)	3.241	3.095
Distributions
Dividends from Net Investment Income	(.004)	(.400)	(.432)	(.305)	(.291)	(.245)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.004)	(.400)	(.432)	(.305)	(.291)	(.245)
Net Asset Value, End of Period	$25.26	$23.33	$17.40	$15.04	$16.01	$13.06

Total Return[1]	8.29%	36.41%	18.56%	-4.16%	24.82%	30.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,396	$2,375	$2,001	$1,980	$4,316	$3,279
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to
Average Net Assets	1.81%	2.03%	2.66%	1.90%	2.03%	2.26%
Portfolio Turnover Rate[2]	12%	47%	25%	30%	25%	33%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Small-Cap Value Index Fund

Financial Highlights

Admiral Shares
	Six Months			Sept. 27,
	Ended	Year Ended		2011[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$41.82	$31.20	$26.96	$25.00
Investment Operations
Net Investment Income	.353	.773	.814	.196
Net Realized and Unrealized Gain (Loss) on Investments	3.148	10.629	4.245	2.320
Total from Investment Operations	3.501	11.402	5.059	2.516
Distributions
Dividends from Net Investment Income	(.011)	(.782)	(.819)	(.556)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.011)	(.782)	(.819)	(.556)
Net Asset Value, End of Period	$45.31	$41.82	$31.20	$26.96

Total Return[2]	8.37%	36.58%	18.77%	10.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,233	$4,371	$2,563	$1,941
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	1.95%	2.18%	2.80%	2.04%[3]
Portfolio Turnover Rate [4]	12%	47%	25%	30%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Small-Cap Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.37	$17.44	$15.07	$16.04	$13.09	$10.22
Investment Operations
Net Investment Income	.199	.434	.459	.338	.311	.262
Net Realized and Unrealized Gain (Loss)
on Investments	1.767	5.935	2.371	(.973)	2.957	2.874
Total from Investment Operations	1.966	6.369	2.830	(.635)	3.268	3.136
Distributions
Dividends from Net Investment Income	(.006)	(.439)	(.460)	(.335)	(.318)	(.266)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.006)	(.439)	(.460)	(.335)	(.318)	(.266)
Net Asset Value, End of Period	$25.33	$23.37	$17.44	$15.07	$16.04	$13.09

Total Return	8.41%	36.55%	18.78%	-3.97%	24.97%	30.71%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,924	$1,699	$979	$722	$871	$543
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.96%	2.19%	2.82%	2.06%	2.21%	2.46%
Portfolio Turnover Rate[1]	12%	47%	25%	30%	25%	33%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Small-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$97.32	$72.60	$62.73	$66.80	$54.49	$42.58
Investment Operations
Net Investment Income	.821	1.796	1.896	1.393	1.269	1.071
Net Realized and Unrealized Gain (Loss)
on Investments	7.333	24.742	9.877	(4.083)	12.340	11.923
Total from Investment Operations	8.154	26.538	11.773	(2.690)	13.609	12.994
Distributions
Dividends from Net Investment Income	(.024)	(1.818)	(1.903)	(1.380)	(1.299)	(1.084)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.024)	(1.818)	(1.903)	(1.380)	(1.299)	(1.084)
Net Asset Value, End of Period	$105.45	$97.32	$72.60	$62.73	$66.80	$54.49

Total Return	8.38%	36.57%	18.78%	-4.05%	24.97%	30.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,447	$3,908	$2,281	$1,755	$1,851	$1,310
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.95%	2.18%	2.80%	2.04%	2.17%	2.40%
Portfolio Turnover Rate[1]	12%	47%	25%	30%	25%	33%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

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Small-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

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Small-Cap Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $1,371,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.55% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,954,980	—	1,196
Temporary Cash Investments	107,284	2,999	—
Futures Contracts—Assets[1]	254	—	—
Total	14,062,518	2,999	1,196
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2014	281	33,447	492
E-mini S&P MidCap 400 Index	September 2014	71	10,148	218
				710

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

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Small-Cap Value Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $349,137,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $931,261,000 to offset future net capital gains. Of this amount, $916,816,000 is subject to expiration dates; $528,042,000 may be used to offset future net capital gains through December 31, 2017, and $388,774,000 through December 31, 2018. Capital losses of $14,445,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $10,584,062,000. Net unrealized appreciation of investment securities for tax purposes was $3,482,397,000, consisting of unrealized gains of $3,697,938,000 on securities that had risen in value since their purchase and $215,541,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $2,244,559,000 of investment securities and sold $1,518,253,000 of investment securities, other than temporary cash investments. Purchases and sales include $946,123,000 and $745,773,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Small-Cap Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	271,370	11,397	623,704	30,686
Issued in Lieu of Cash Distributions	364	15	37,188	1,613
Redeemed	(435,868)	(18,380)	(951,700)	(45,442)
Net Increase (Decrease)—Investor Shares	(164,134)	(6,968)	(290,808)	(13,143)
Admiral Shares
Issued	800,916	18,789	1,221,573	32,856
Issued in Lieu of Cash Distributions	1,015	24	72,142	1,746
Redeemed	(332,129)	(7,833)	(457,343)	(12,259)
Net Increase (Decrease)—Admiral Shares	469,802	10,980	836,372	22,343
Institutional Shares
Issued	283,375	11,839	589,813	28,421
Issued in Lieu of Cash Distributions	412	17	29,371	1,271
Redeemed	(205,507)	(8,605)	(274,743)	(13,130)
Net Increase (Decrease)—Institutional Shares	78,280	3,251	344,441	16,562
ETF Shares
Issued	948,859	9,416	1,328,171	15,142
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(755,414)	(7,400)	(591,861)	(6,400)
Net Increase (Decrease)—ETF Shares	193,445	2,016	736,310	8,742

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

65

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2013	6/30/2014	Period
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,063.79	$1.18
Admiral Shares	1,000.00	1,064.57	0.46
Signal Shares	1,000.00	1,064.73	0.46
Institutional Shares	1,000.00	1,064.77	0.41
Institutional Plus Shares	1,000.00	1,064.76	0.31
ETF Shares	1,000.00	1,064.62	0.46
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,041.40	$1.16
Admiral Shares	1,000.00	1,042.00	0.46
Institutional Shares	1,000.00	1,041.98	0.41
ETF Shares	1,000.00	1,041.95	0.46
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,082.91	$1.19
Admiral Shares	1,000.00	1,083.73	0.46
Institutional Shares	1,000.00	1,084.14	0.41
ETF Shares	1,000.00	1,083.80	0.47

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Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2013	6/30/2014	Period
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.35	0.45
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.35	0.45
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Small-Cap Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for
Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Small-Cap Growth Index Fund, 0.23% for Investor
Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Small-Cap Value Index Fund, 0.23%
for Investor Shares, 0.09% for Admiral Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

68

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Small-Cap Index Fund, Small-Cap Growth Index Fund, and Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for each fund. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

70

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Small-Cap Growth Index: S&P SmallCap 600 Growth Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Growth Index through April 16, 2013; CRSP US Small Cap Growth Index thereafter.

Spliced Small-Cap Index: Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index through January 30, 2013; CRSP US Small Cap Index thereafter.

Spliced Small-Cap Value Index: S&P SmallCap 600 Value Index (formerly known as the S&P SmallCap 600/Barra Value Index) through May 16, 2003; MSCI US Small Cap Value Index through April 16, 2013; CRSP US Small Cap Value Index thereafter.

71

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
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calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
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You can review and copy information about your fund at
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find out more about this public service, call the SEC at
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q482 082014

Semiannual Report | June 30, 2014

Vanguard U.S. Stock Index Funds

Mid-Capitalization Portfolios

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Extended Market Index Fund.	9
Mid-Cap Index Fund.	29
Mid-Cap Growth Index Fund.	53
Mid-Cap Value Index Fund.	69
About Your Fund’s Expenses.	85
Trustees Approve Advisory Arrangements.	88
Glossary.	89

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Extended Market Index Fund
Investor Shares	6.08%
Admiral™ Shares	6.14
Signal® Shares	6.15
Institutional Shares	6.14
Institutional Plus Shares	6.16
ETF Shares
Market Price	6.17
Net Asset Value	6.14
S&P Completion Index	6.15
Mid-Cap Core Funds Average	6.29
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Mid-Cap Index Fund
Investor Shares	7.85%
Admiral Shares	7.93
Signal Shares	7.91
Institutional Shares	7.93
Institutional Plus Shares	7.94
ETF Shares
Market Price	7.94
Net Asset Value	7.93
CRSP US Mid Cap Index	7.97
Mid-Cap Core Funds Average	6.29
Mid-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares,
Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers.
The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964;
7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	6.75%
Admiral Shares	6.81
ETF Shares
Market Price	6.80
Net Asset Value	6.81
CRSP US Mid Cap Growth Index	6.85
Mid-Cap Growth Funds Average	3.89
Mid-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Mid-Cap Value Index Fund
Investor Shares	8.94%
Admiral Shares	9.01
ETF Shares
Market Price	9.01
Net Asset Value	9.02
CRSP US Mid Cap Value Index	9.07
Mid-Cap Value Funds Average	8.15
Mid-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2013, Through June 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$62.76	$66.56	$0.013	$0.000
Admiral Shares	62.75	66.59	0.015	0.000
Signal Shares	53.92	57.22	0.013	0.000
Institutional Shares	62.75	66.59	0.014	0.000
Institutional Plus Shares	154.84	164.34	0.037	0.000
ETF Shares	82.71	87.77	0.018	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$30.02	$32.37	$0.005	$0.000
Admiral Shares	136.19	146.96	0.028	0.000
Signal Shares	42.98	46.37	0.009	0.000
Institutional Shares	30.08	32.46	0.005	0.000
Institutional Plus Shares	148.37	160.12	0.031	0.000
ETF Shares	109.96	118.66	0.024	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$35.46	$37.85	$0.002	$0.000
Admiral Shares	38.83	41.47	0.005	0.000
ETF Shares	90.20	96.33	0.011	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$31.38	$34.18	$0.004	$0.000
Admiral Shares	41.30	45.01	0.010	0.000
ETF Shares	79.73	86.90	0.019	0.000

3

Chairman’s Letter

Dear Shareholder,

Mid-capitalization stocks picked up where they left off in 2013 and marched higher in the first six months of 2014. Returns for the broad U.S. stock market were strong as well, with major indexes finishing the half year near all-time highs.

Investors looked beyond challenges, including conflict in the Middle East that contributed to a rise in oil prices. Instead, they focused on positives, including lower unemployment, strong corporate earnings, livelier merger and acquisition activity, and continued low borrowing costs.

In this environment, the four Vanguard mid-cap stock index funds reviewed in this report fared well. Returns for the six months ended June 30, 2014, ranged from 6.08% for Vanguard Extended Market Index Fund to 8.94% for Vanguard Mid-Cap Value Index Fund. (Returns cited in this letter are for Investor Shares.) Results for Vanguard Mid-Cap Index Fund and Vanguard Mid-Cap Growth Index Fund fell in between.

The four funds closely tracked their target benchmarks. All but the Extended Market Index Fund exceeded the average return of their peers.

After starting the half year slowly, stocks pushed higher
Although U.S. stocks began the period with a January decline, they went on to advance in each of the next five months.

4

For the half year, the broad U.S. stock market returned about 7%. Stocks were notably resilient, surging ahead after dips caused by turmoil in Iraq and conflict in Ukraine.

Citing the U.S. economy’s progress, the Federal Reserve has steadily trimmed its stimulative monthly bond-buying since January. At the same time, investors have been reassured by the Fed’s decision to keep interest rates low for an extended period.

International stocks overall returned nearly 6%. Emerging markets stocks, which have rebounded sharply in recent months, were the top performers, followed by stocks of developed markets in Europe and then those in the Pacific region.

The period was strong for bonds as yields dropped and prices rose
Bond prices spent most of the six months regaining the ground they lost in 2013. Over the period, the broad U.S. taxable bond market returned 3.93%. The yield of the benchmark 10-year Treasury note ended June at 2.54%, down from almost 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 6.00% amid support from the broad bond market rally, investors’ greater appetite for tax-exempt income, and a decline in the pool of new issues.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 5.59%. In June, the

Market Barometer

			Total Returns
		Periods Ended June 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	7.27%	25.35%	19.25%
Russell 2000 Index (Small-caps)	3.19	23.64	20.21
Russell 3000 Index (Broad U.S. market)	6.94	25.22	19.33
FTSE All-World ex US Index (International)	5.75	21.93	11.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	3.93%	4.37%	4.85%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.00	6.14	5.81
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

CPI
Consumer Price Index	2.27%	2.07%	2.02%

5

European Central Bank made the unprecedented move of lowering a key interest rate below zero, to –0.10%, in an effort to avert deflation and induce banks to lend and thus fuel economic growth.

Although the period was strong worldwide for bonds, it’s worth remembering that the current low yields imply lower future returns: As yields drop, the scope for further declines—and increases in prices—diminishes.

Returns remained tiny for money market funds and savings accounts because of the Fed’s target of 0%–0.25% for short-term interest rates.

The mid-cap advance was led by value stocks
During the half year, the middle was the place to be for investors. Mid-cap stocks generally outshone their large- and small-cap counterparts. Among mid-caps, it was value stocks that performed best.

Compared with their growth counterparts, companies in the value category usually have less expensive stocks—based on measures such as price-to-earnings ratios—and pay higher dividends. But they also tend to generate more modest increases in sales and earnings.

For the Mid-Cap Value Index Fund, utility stocks were among the leaders. The utilities sector got a boost from recent

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer Group Average
	Investor Shares	Admiral Shares	Signal Shares	Institutional Shares	Institutional Plus Shares	ETF Shares

Extended Market Index Fund	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%	1.21%
Mid-Cap Index Fund	0.24	0.09	0.09	0.08	0.06	0.09	1.21
Mid-Cap Growth Index Fund	0.24	0.09	—	—	—	0.09	1.30
Mid-Cap Value Index Fund	0.24	0.09	—	—	—	0.09	1.30

The fund expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the funds’ annualized expense ratios were: for the Extended Market Index Fund, 0.23% for Investor Shares,
0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF
Shares; for the Mid-Cap Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional
Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.23% for Investor Shares, 0.09%
for Admiral Shares, and 0.09% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares,
and 0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Extended Market and Mid-Cap Index Funds, Mid-Cap Core Funds; for the Mid-Cap Growth Index Fund, Mid-Cap Growth
Funds; and for the Mid-Cap Value Index Fund, Mid-Cap Value Funds.

6

merger and acquisition activity, and investors, confronted with paltry yields elsewhere, were attracted to utility stocks’ relatively high dividends.

Health care stocks helped propel both the Mid-Cap Index Fund and the Mid-Cap Growth Index Fund. As with the utilities sector, health care got a boost from mergers and acquisitions. Productive pipelines for new medicines also helped fuel the ascent of shares of biotechnology firms and pharmaceutical companies.

Energy stocks were a bright spot for the Extended Market Index Fund. Oil and gas producers were buoyed by several factors: geopolitical tensions in Eastern Europe and the Middle East, demand for natural gas during the severe U.S. winter, and growing reliance on oil in the developing world.

Unique among the four funds covered in this report, the Extended Market Index Fund offers exposure to small-cap stocks as well as mid-caps. In this period, the small-cap exposure hindered performance as mid-caps led the market.

It’s worth remembering, of course, that various categories of stocks—be they small- and mid-cap or growth and value—tend to alternate market leadership over time. Rather than indulge in the risky game of guessing what tomorrow’s favorite might be, investors can be better served by holding a market cap-weighted equity portfolio with stocks of all capitalizations. Such a portfolio offers more diversification over the long term.

Don’t let complacency set your portfolio adrift
At Vanguard, we often warn investors against letting their emotions become entangled with their investments. When the financial markets are in turmoil, for example, we’ll caution investors not to let fear lead to rash decisions. But complacency can also stand in the way of achieving your financial goals. And lately, conditions may have been leading investors to feel a little too comfortable.

Volatility, a hallmark of stock investing, seems to have vanished for the moment, and returns have been robust. In the more than five years since its March 2009 bottom, the broad U.S. stock market, as measured by the Russell 3000 Index, has produced average annual returns of about 26%. That’s more than double the market’s historical average annual return. And in recent weeks, several indexes have reached all-time highs.

The investment winds don’t always blow so favorably, of course. While the smooth sailing lasts, however, it creates risks of its own: In such a calm climate, it can be easy to lose sight of fundamentals, especially the importance of rebalancing. Without rebalancing—periodically adjusting your asset allocation so that it stays in line with your goals and risk tolerance—you can end up with a portfolio that’s very different from, and potentially riskier than, the one you intended to have.

7

Whether the market’s moving up, down, or sideways, we always encourage our clients to stay focused on four keys to Vanguard’s timeless principles for investment success: goals, balance, cost, and discipline. (You can read more about our principles in Vanguard’s Principles for Investment Success, available at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 15, 2014

8

Extended Market Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VEXMX	VEXAX	VEMSX	VIEIX	VEMPX	VXF
Expense Ratio[1]	0.24%	0.10%	0.10%	0.08%	0.06%	0.10%
30-Day SEC Yield	0.98%	1.11%	1.11%	1.13%	1.15%	1.11%

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		Completion	Market
	Fund	Index	FA Index
Number of Stocks	3,196	3,369	3,730
Median Market Cap	$4.1B	$4.1B	$45.5B
Price/Earnings Ratio	31.5x	31.3x	20.7x
Price/Book Ratio	2.6x	2.6x	2.7x
Return on Equity	11.0%	11.1%	17.4%
Earnings Growth
Rate	15.2%	15.3%	14.4%
Dividend Yield	1.2%	1.2%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	10%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		Completion	Market
	Fund	Index	FA Index
Consumer Discretionary 15.1%		15.0%	12.6%
Consumer Staples	3.2	3.1	8.2
Energy	6.6	6.6	10.0
Financials	22.1	22.2	17.3
Health Care	11.6	11.7	13.0
Industrials	15.7	15.7	11.5
Information Technology	15.4	15.4	18.1
Materials	5.5	5.5	3.9
Telecommunication
Services	1.4	1.4	2.2
Utilities	3.4	3.4	3.2

Volatility Measures
		DJ
	S&P	U.S. Total
	Completion	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.00	1.22
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Liberty Global plc	Cable & Satellite	0.7%
American Airlines Group
Inc.	Airlines	0.7
Las Vegas Sands Corp.	Casinos & Gaming	0.7
Illumina Inc.	Life Sciences Tools &
	Services	0.5
Tesla Motors Inc.	Automobile
	Manufacturers	0.5
Weatherford	Oil & Gas Equipment
International plc	& Services	0.4
HCA Holdings Inc.	Health Care Facilities	0.4
LinkedIn Corp.	Internet Software &
	Services	0.4
Concho Resources Inc.	Oil & Gas Exploration
	& Production	0.4
Cheniere Energy Inc.	Oil & Gas Storage &
	Transportation	0.4
Top Ten		5.1%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares.

9

Extended Market Index Fund

Investment Focus

10

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/21/1987	26.83%	21.77%	10.18%
Admiral Shares	11/13/2000	27.00	21.95	10.33
Signal Shares	9/1/2006	26.98	21.95	9.701
Institutional Shares	7/7/1997	27.02	21.98	10.37
Institutional Plus Shares	1/14/2011	27.04	—	15.13[1]
ETF Shares	12/27/2001
Market Price		27.10	21.97	10.36
Net Asset Value		26.99	21.94	10.34
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

11

Extended Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Las Vegas Sands Corp.	3,482,672	265,449	0.7%
*	Liberty Global plc	5,030,323	212,833	0.5%
*,^	Tesla Motors Inc.	762,558	183,060	0.5%
*	Liberty Media Corp. Class A	922,187	126,045	0.3%
*	DISH Network Corp. Class A	1,932,610	125,774	0.3%
*	Charter Communications Inc. Class A	645,074	102,167	0.3%
*,^	Sirius XM Holdings Inc.	27,117,467	93,826	0.3%
	Autoliv Inc.	859,499	91,605	0.2%
*	TRW Automotive Holdings Corp.	1,015,174	90,878	0.2%
	Advance Auto Parts Inc.	669,223	90,292	0.2%
	Hanesbrands Inc.	913,540	89,929	0.2%
	Royal Caribbean Cruises Ltd.	1,507,770	83,832	0.2%
*	Liberty Global plc Class A	1,875,632	82,940	0.2%
	Signet Jewelers Ltd.	735,701	81,361	0.2%
*	MGM Resorts International	3,060,513	80,798	0.2%
	Consumer Discretionary—Other †		4,177,648	10.5%
			5,978,437	15.0%
Consumer Staples
	Bunge Ltd.	1,349,560	102,081	0.2%
	Church & Dwight Co. Inc.	1,246,881	87,219	0.2%
	Consumer Staples—Other †		1,060,071	2.7%
			1,249,371	3.1%
Energy
*	Weatherford International plc	7,057,676	162,327	0.4%
*	Concho Resources Inc.	1,024,766	148,079	0.4%
*	Cheniere Energy Inc.	2,007,722	143,954	0.4%
*	Whiting Petroleum Corp.	1,091,179	87,567	0.2%
	HollyFrontier Corp.	1,822,340	79,618	0.2%
	Energy—Other †		2,009,260	5.0%
			2,630,805	6.6%

12

Extended Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Financials
American Realty Capital Properties Inc.	8,271,848	103,646	0.3%
Annaly Capital Management Inc.	8,691,438	99,343	0.3%
SL Green Realty Corp.	875,626	95,802	0.2%
Realty Income Corp.	2,031,303	90,230	0.2%
* Markel Corp.	128,153	84,022	0.2%
CIT Group Inc.	1,811,034	82,873	0.2%
Financials—Other †		8,213,746	20.7%
		8,769,662	22.1%
Health Care
* Illumina Inc.	1,177,733	210,272	0.5%
* HCA Holdings Inc.	2,875,716	162,133	0.4%
* Henry Schein Inc.	782,955	92,913	0.3%
* Endo International plc	1,284,990	89,975	0.2%
* BioMarin Pharmaceutical Inc.	1,338,608	83,275	0.2%
Health Care—Other †		3,978,786	10.0%
		4,617,354	11.6%
Industrials
* American Airlines Group Inc.	6,606,009	283,794	0.7%
* United Continental Holdings Inc.	3,425,951	140,704	0.4%
* Hertz Global Holdings Inc.	4,211,305	118,043	0.3%
* United Rentals Inc.	892,256	93,446	0.2%
* B/E Aerospace Inc.	907,569	83,941	0.2%
* Verisk Analytics Inc. Class A	1,358,460	81,535	0.2%
Industrials—Other †		5,428,732	13.7%
		6,230,195	15.7%
Information Technology
* LinkedIn Corp. Class A	904,716	155,132	0.4%
Activision Blizzard Inc.	4,528,923	100,995	0.3%
* Equinix Inc.	457,180	96,049	0.3%
* FleetCor Technologies Inc.	676,985	89,227	0.2%
* Trimble Navigation Ltd.	2,393,369	88,435	0.2%
Maxim Integrated Products Inc.	2,593,419	87,683	0.2%
Skyworks Solutions Inc.	1,739,409	81,683	0.2%
Information Technology—Other †		5,412,084	13.6%
		6,111,288	15.4%
Materials
Celanese Corp. Class A	1,430,241	91,936	0.2%
Materials—Other †		2,107,468	5.3%
		2,199,404	5.5%

Other †		2,175	0.0%

Telecommunication Services
* SBA Communications Corp. Class A	1,181,456	120,863	0.3%
* T-Mobile US Inc.	2,357,177	79,248	0.2%
Telecommunication Services—Other †		340,292	0.9%
		540,403	1.4%
Utilities
American Water Works Co. Inc.	1,642,195	81,207	0.2%
Utilities—Other †		1,256,251	3.2%
		1,337,458	3.4%
Total Common Stocks (Cost $27,095,520)		39,666,552	99.8%[1]

13

Extended Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.111%	456,969,572	456,970	1.2%
4U.S. Government and Agency Obligations †			7,099	0.0%
Total Temporary Cash Investments (Cost $464,069)			464,069	1.2%[1]
Total Investments (Cost $27,559,589)			40,130,621	101.0%
Other Assets and Liabilities
Other Assets			187,366	0.5%
Liabilities[3]			(590,258)	(1.5%)
			(402,892)	(1.0%)
Net Assets			39,727,729	100.0%

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	27,271,475
Undistributed Net Investment Income	203,609
Accumulated Net Realized Losses	(319,788)
Unrealized Appreciation (Depreciation)
Investment Securities	12,571,032
Futures Contracts	1,401
Net Assets	39,727,729

Investor Shares—Net Assets
Applicable to 40,947,812 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,725,456
Net Asset Value Per Share—Investor Shares	$66.56

Admiral Shares—Net Assets
Applicable to 156,980,762 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,452,956
Net Asset Value Per Share—Admiral Shares	$66.59

Signal Shares—Net Assets
Applicable to 37,458,552 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,143,311
Net Asset Value Per Share—Signal Shares	$57.22

Institutional Shares—Net Assets
Applicable to 123,053,356 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,194,107
Net Asset Value Per Share—Institutional Shares	$66.59

14

Extended Market Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 76,533,225 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,577,714
Net Asset Value Per Share—Institutional Plus Shares	$164.34

ETF Shares—Net Assets
Applicable to 41,406,293 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,634,185
Net Asset Value Per Share—ETF Shares	$87.77

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $402,198,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $431,827,000 of collateral received for securities on loan.
4 Securities with a value of $3,099,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Extended Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	237,703
Interest[1]	61
Securities Lending	15,930
Total Income	253,694
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,262
Management and Administrative—Investor Shares	2,657
Management and Administrative—Admiral Shares	3,533
Management and Administrative—Signal Shares	794
Management and Administrative—Institutional Shares	1,753
Management and Administrative—Institutional Plus Shares	1,505
Management and Administrative—ETF Shares	1,093
Marketing and Distribution—Investor Shares	312
Marketing and Distribution—Admiral Shares	657
Marketing and Distribution—Signal Shares	353
Marketing and Distribution—Institutional Shares	997
Marketing and Distribution—Institutional Plus Shares	1,317
Marketing and Distribution—ETF Shares	413
Custodian Fees	321
Shareholders’ Reports—Investor Shares	46
Shareholders’ Reports—Admiral Shares	49
Shareholders’ Reports—Signal Shares	23
Shareholders’ Reports—Institutional Shares	67
Shareholders’ Reports—Institutional Plus Shares	160
Shareholders’ Reports—ETF Shares	29
Trustees’ Fees and Expenses	13
Total Expenses	17,354
Net Investment Income	236,340
Realized Net Gain (Loss)
Investment Securities Sold	595,888
Futures Contracts	3,582
Realized Net Gain (Loss)	599,470
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,450,700
Futures Contracts	(1,362)
Change in Unrealized Appreciation (Depreciation)	1,449,338
Net Increase (Decrease) in Net Assets Resulting from Operations	2,285,148

1 Interest income from an affiliated company of the fund was $57,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Extended Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	236,340	404,160
Realized Net Gain (Loss)	599,470	995,233
Change in Unrealized Appreciation (Depreciation)	1,449,338	8,307,829
Net Increase (Decrease) in Net Assets Resulting from Operations	2,285,148	9,707,222
Distributions
Net Investment Income
Investor Shares	(571)	(27,116)
Admiral Shares	(2,175)	(98,912)
Signal Shares	(648)	(30,756)
Institutional Shares	(1,768)	(88,223)
Institutional Plus Shares	(2,737)	(129,861)
ETF Shares	(741)	(34,500)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(8,640)	(409,368)
Capital Share Transactions
Investor Shares	(183,547)	(1,059,749)
Admiral Shares	1,002,094	615,695
Signal Shares	(732,530)	(321,297)
Institutional Shares	(88,182)	257,765
Institutional Plus Shares	516,898	3,404,789
ETF Shares	320,103	902,373
Net Increase (Decrease) from Capital Share Transactions	834,836	3,799,576
Total Increase (Decrease)	3,111,344	13,097,430
Net Assets
Beginning of Period	36,616,385	23,518,955
End of Period[1]	39,727,729	36,616,385

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $203,609,000 and ($24,091,000).

See accompanying Notes, which are an integral part of the Financial Statements.

17

Extended Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$62.76	$45.86	$39.34	$41.26	$32.67	$24.01
Investment Operations
Net Investment Income	.351	.602	.688	.385	.360	.316
Net Realized and Unrealized Gain (Loss)
on Investments	3.462	16.903	6.515	(1.923)	8.581	8.670
Total from Investment Operations	3.813	17.505	7.203	(1.538)	8.941	8.986
Distributions
Dividends from Net Investment Income	(.013)	(.605)	(.683)	(.382)	(.351)	(.326)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.013)	(.605)	(.683)	(.382)	(.351)	(.326)
Net Asset Value, End of Period	$66.56	$62.76	$45.86	$39.34	$41.26	$32.67

Total Return[1]	6.08%	38.19%	18.31%	-3.73%	27.37%	37.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,725	$2,749	$2,857	$2,753	$3,405	$4,309
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to
Average Net Assets	1.24%	1.19%	1.62%	0.93%	1.07%	1.16%
Portfolio Turnover Rate[2]	10%	11%	12%	14%	10%	17%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Extended Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$62.75	$45.87	$39.35	$41.28	$32.67	$24.01
Investment Operations
Net Investment Income	.396	.706	.758	.450	.399	.362
Net Realized and Unrealized Gain (Loss)
on Investments	3.459	16.884	6.513	(1.932)	8.606	8.673
Total from Investment Operations	3.855	17.590	7.271	(1.482)	9.005	9.035
Distributions
Dividends from Net Investment Income	(.015)	(.710)	(.751)	(.448)	(.395)	(.375)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.015)	(.710)	(.751)	(.448)	(.395)	(.375)
Net Asset Value, End of Period	$66.59	$62.75	$45.87	$39.35	$41.28	$32.67

Total Return[1]	6.14%	38.37%	18.48%	-3.59%	27.57%	37.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,453	$8,864	$5,970	$5,018	$5,161	$2,300
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.33%	1.76%	1.07%	1.21%	1.33%
Portfolio Turnover Rate [2]	10%	11%	12%	14%	10%	17%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Extended Market Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$53.92	$39.41	$33.81	$35.46	$28.08	$20.64
Investment Operations
Net Investment Income	.335	.601	.650	.384	.355	.310
Net Realized and Unrealized Gain (Loss)
on Investments	2.978	14.513	5.595	(1.652)	7.376	7.451
Total from Investment Operations	3.313	15.114	6.245	(1.268)	7.731	7.761
Distributions
Dividends from Net Investment Income	(.013)	(.604)	(.645)	(.382)	(.351)	(.321)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.013)	(.604)	(.645)	(.382)	(.351)	(.321)
Net Asset Value, End of Period	$57.22	$53.92	$39.41	$33.81	$35.46	$28.08

Total Return	6.15%	38.37%	18.48%	-3.58%	27.53%	37.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,143	$2,740	$2,242	$1,814	$2,094	$1,661
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.33%	1.76%	1.07%	1.21%	1.33%
Portfolio Turnover Rate[1]	10%	11%	12%	14%	10%	17%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Extended Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$62.75	$45.86	$39.34	$41.27	$32.68	$24.02
Investment Operations
Net Investment Income	.401	.715	.764	.460	.429	.374
Net Realized and Unrealized Gain (Loss)
on Investments	3.453	16.895	6.514	(1.933)	8.586	8.674
Total from Investment Operations	3.854	17.610	7.278	(1.473)	9.015	9.048
Distributions
Dividends from Net Investment Income	(.014)	(.720)	(.758)	(.457)	(.425)	(.388)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.014)	(.720)	(.758)	(.457)	(.425)	(.388)
Net Asset Value, End of Period	$66.59	$62.75	$45.86	$39.34	$41.27	$32.68

Total Return	6.14%	38.42%	18.50%	-3.57%	27.59%	37.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,194	$7,812	$5,496	$5,810	$5,648	$3,494
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.39%	1.35%	1.78%	1.09%	1.25%	1.38%
Portfolio Turnover Rate[1]	10%	11%	12%	14%	10%	17%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Extended Market Index Fund

Financial Highlights

Institutional Plus Shares

	Six Months			Jan. 14,
	Ended	Year Ended		2011[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$154.84	$113.18	$97.10	$105.13
Investment Operations
Net Investment Income	1.006	1.797	1.917	1.139
Net Realized and Unrealized Gain (Loss) on Investments	8.531	41.671	16.064	(8.015)
Total from Investment Operations	9.537	43.468	17.981	(6.876)
Distributions
Dividends from Net Investment Income	(.037)	(1.808)	(1.901)	(1.154)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.037)	(1.808)	(1.901)	(1.154)
Net Asset Value, End of Period	$164.34	$154.84	$113.18	$97.10

Total Return	6.16%	38.43%	18.52%	-6.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,578	$11,347	$5,477	$1,307
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	1.41%	1.37%	1.80%	1.11%[2]
Portfolio Turnover Rate [3]	10%	11%	12%	14%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Extended Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$82.71	$60.46	$51.87	$54.42	$43.09	$31.67
Investment Operations
Net Investment Income	.520	.934	1.000	.593	.547	.476
Net Realized and Unrealized Gain (Loss)
on Investments	4.558	22.256	8.582	(2.553)	11.324	11.438
Total from Investment Operations	5.078	23.190	9.582	(1.960)	11.871	11.914
Distributions
Dividends from Net Investment Income	(.018)	(.940)	(.992)	(.590)	(.541)	(.494)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.018)	(.940)	(.992)	(.590)	(.541)	(.494)
Net Asset Value, End of Period	$87.77	$82.71	$60.46	$51.87	$54.42	$43.09

Total Return	6.14%	38.37%	18.48%	-3.61%	27.55%	37.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,634	$3,105	$1,477	$1,148	$1,113	$781
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.12%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.37%	1.33%	1.76%	1.07%	1.21%	1.33%
Portfolio Turnover Rate[1]	10%	11%	12%	14%	10%	17%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

24

Extended Market Index Fund

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

25

Extended Market Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $3,905,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	39,664,004	378	2,170
Temporary Cash Investments	456,970	7,099	—
Futures Contracts—Assets[1]	359	—	—
Total	40,121,333	7,477	2,170
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2014	292	34,757	866
E-mini S&P MidCap 400 Index	September 2014	174	24,870	535
				1,401

26

Extended Market Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $651,864,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $258,366,000 to offset future net capital gains. Of this amount, $74,162,000 is subject to expiration dates; $49,578,000 may be used to offset future net capital gains through December 31, 2017, and $24,584,000 through December 31, 2018. Capital losses of $184,204,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $27,566,245,000. Net unrealized appreciation of investment securities for tax purposes was $12,564,376,000, consisting of unrealized gains of $13,870,406,000 on securities that had risen in value since their purchase and $1,306,030,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $4,152,749,000 of investment securities and sold $3,012,897,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,512,161,000 and $1,199,896,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

Extended Market Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	220,841	3,473	549,282	10,154
Issued in Lieu of Cash Distributions	559	9	26,565	431
Redeemed	(404,947)	(6,337)	(1,635,596)	(29,081)
Net Increase (Decrease)—Investor Shares	(183,547)	(2,855)	(1,059,749)	(18,496)
Admiral Shares
Issued	1,500,592	23,584	1,261,504	23,061
Issued in Lieu of Cash Distributions	1,945	30	88,388	1,430
Redeemed	(500,443)	(7,887)	(734,197)	(13,381)
Net Increase (Decrease)—Admiral Shares	1,002,094	15,727	615,695	11,110
Signal Shares
Issued	419,483	7,707	1,254,647	26,848
Issued in Lieu of Cash Distributions	568	10	27,016	509
Redeemed	(1,152,581)	(21,077)	(1,602,960)	(33,432)
Net Increase (Decrease)—Signal Shares	(732,530)	(13,360)	(321,297)	(6,075)
Institutional Shares
Issued	1,191,322	18,752	2,647,825	48,729
Issued in Lieu of Cash Distributions	1,671	26	83,456	1,350
Redeemed	(1,281,175)	(20,231)	(2,473,516)	(45,401)
Net Increase (Decrease)—Institutional Shares	(88,182)	(1,453)	257,765	4,678
Institutional Plus Shares
Issued	1,219,263	7,765	4,181,041	30,708
Issued in Lieu of Cash Distributions	2,699	17	128,172	839
Redeemed	(705,064)	(4,528)	(904,424)	(6,656)
Net Increase (Decrease)—Institutional Plus Shares	516,898	3,254	3,404,789	24,891
ETF Shares
Issued	1,625,885	19,270	3,748,528	50,303
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,305,782)	(15,400)	(2,846,155)	(37,200)
Net Increase (Decrease)—ETF Shares	320,103	3,870	902,373	13,103

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

28

Mid-Cap Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VIMSX	VIMAX	VMISX	VMCIX	VMCPX	VO
Expense Ratio[1]	0.24%	0.09%	0.09%	0.08%	0.06%	0.09%
30-Day SEC Yield	0.98%	1.12%	1.12%	1.13%	1.15%	1.12%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Mid Cap	Market
	Fund	Index	FA Index
Number of Stocks	380	372	3,730
Median Market Cap	$10.4B	$10.4B	$45.5B
Price/Earnings Ratio	24.6x	24.6x	20.7x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	15.4%	15.1%	17.4%
Earnings Growth
Rate	15.7%	15.7%	14.4%
Dividend Yield	1.4%	1.4%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	12%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US U.S. Total
		Mid Cap	Market
	Fund	Index	FA Index
Basic Materials	4.6%	4.6%	3.1%
Consumer Goods	13.5	13.5	9.9
Consumer Services	13.9	13.9	13.2
Financials	17.2	17.2	18.2
Health Care	8.4	8.4	12.2
Industrials	17.2	17.1	12.9
Oil & Gas	7.2	7.2	9.9
Technology	11.5	11.5	15.1
Telecommunications	1.0	1.1	2.2
Utilities	5.5	5.5	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Index	FA Index
R-Squared	1.00	0.96
Beta	1.00	1.13
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Vertex Pharmaceuticals
Inc.	Biotechnology	0.7%
Delphi Automotive plc	Auto Parts	0.7
Western Digital Corp.	Computer Hardware	0.7
Mylan Inc.	Pharmaceuticals	0.6
Health Care REIT Inc.	Specialty REITs	0.6
Moody's Corp.	Specialty Finance	0.6
Southwest Airlines Co.	Airlines	0.6
AvalonBay Communities
Inc.	Residential REITs	0.6
Chipotle Mexican Grill
Inc.	Restaurants & Bars	0.6
Seagate Technology plc	Computer Hardware	0.6
Top Ten		6.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares.

29

Mid-Cap Index Fund

Investment Focus

30

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/21/1998	26.04%	21.80%	10.18%
Admiral Shares	11/12/2001	26.23	21.97	10.32
Signal Shares	3/30/2007	26.23	21.97	7.841
Institutional Shares	5/21/1998	26.24	22.01	10.36
Institutional Plus Shares	12/15/2010	26.26	—	16.11[1]
ETF Shares	1/26/2004
Market Price		26.22	21.97	10.32
Net Asset Value		26.23	21.96	10.31
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

31

Mid-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (4.6%)
	Alcoa Inc.	19,484,835	290,129
	CF Industries
	Holdings Inc.	865,585	208,199
	Sigma-Aldrich Corp.	1,975,485	200,472
	Eastman Chemical Co.	2,261,282	197,523
	CONSOL Energy Inc.	3,819,107	175,946
	Celanese Corp. Class A	2,590,337	166,507
	FMC Corp.	2,212,108	157,480
	International Flavors &
	Fragrances Inc.	1,350,449	140,825
	Ashland Inc.	1,294,745	140,791
	Airgas Inc.	1,110,942	120,993
*	WR Grace & Co.	1,204,245	113,837
	Huntsman Corp.	3,430,258	96,390
	Albemarle Corp.	1,322,239	94,540
	Reliance Steel &
	Aluminum Co.	1,227,282	90,463
	Avery Dennison Corp.	1,582,690	81,113
	Peabody Energy Corp.	4,512,077	73,773
	Westlake Chemical Corp.	665,828	55,770
			2,404,751
Consumer Goods (13.4%)
	Delphi Automotive plc	5,047,138	346,940
	Harley-Davidson Inc.	3,629,638	253,530
	Keurig Green
	Mountain Inc.	2,028,775	252,806
	BorgWarner Inc.	3,800,127	247,730
*	Constellation Brands Inc.
	Class A	2,658,870	234,326
	Mattel Inc.	5,639,134	219,757
	Genuine Parts Co.	2,425,628	212,970
	ConAgra Foods Inc.	7,000,645	207,779
	Clorox Co.	2,137,507	195,368
	Dr Pepper Snapple
	Group Inc.	3,264,438	191,231
	Whirlpool Corp.	1,291,445	179,795
	Coca-Cola Enterprises Inc.	3,758,934	179,602
*	Electronic Arts Inc.	4,963,690	178,048

			Market
			Value
		Shares	($000)
	Molson Coors Brewing
	Co. Class B	2,398,235	177,853
*	Monster Beverage Corp.	2,497,876	177,424
	Bunge Ltd.	2,321,966	175,633
	JM Smucker Co.	1,636,292	174,380
	Tyson Foods Inc. Class A	4,624,787	173,614
*	Under Armour Inc.
	Class A	2,889,779	171,913
	Ralph Lauren Corp.
	Class A	1,027,471	165,104
*	TRW Automotive
	Holdings Corp.	1,840,033	164,720
	PVH Corp.	1,366,801	159,369
	Church & Dwight Co. Inc.	2,257,783	157,932
	Polaris Industries Inc.	1,094,610	142,562
	Newell Rubbermaid Inc.	4,596,734	142,453
*	Mohawk Industries Inc.	1,028,474	142,279
	Leucadia National Corp.	5,208,228	136,560
	McCormick & Co. Inc.	1,867,341	133,683
	Energizer Holdings Inc.	1,024,627	125,035
*	Jarden Corp.	2,036,322	120,856
	Lear Corp.	1,350,848	120,658
*	LKQ Corp.	4,512,855	120,448
	DR Horton Inc.	4,865,580	119,596
	Lennar Corp. Class A	2,805,945	117,794
	PulteGroup Inc.	5,664,106	114,188
	Hormel Foods Corp.	2,193,920	108,270
*	WABCO Holdings Inc.	1,009,512	107,836
	Avon Products Inc.	7,220,951	105,498
	Hasbro Inc.	1,941,890	103,017
	Hanesbrands Inc.	827,748	81,483
*	NVR Inc.	69,834	80,351
^	Herbalife Ltd.	1,223,266	78,950
	Coach Inc.	2,278,903	77,916
*	Fossil Group Inc.	712,028	74,421
*	Lululemon Athletica Inc.	1,728,876	69,985
	Nu Skin Enterprises Inc.
	Class A	415,603	30,738
	Coty Inc. Class A	1,224,217	20,971
	Lennar Corp. Class B	82,374	2,927
			7,076,299

32

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
Consumer Services (13.9%)
	Southwest Airlines Co.	11,499,188	308,868
*	Chipotle Mexican Grill
	Inc. Class A	516,641	306,115
	AmerisourceBergen Corp.
	Class A	3,566,155	259,117
*	United Continental
	Holdings Inc.	6,208,333	254,976
*	O’Reilly Automotive Inc.	1,675,059	252,264
	Nielsen NV	5,038,626	243,920
	L Brands Inc.	4,124,787	241,960
	Ross Stores Inc.	3,354,253	221,817
*	Charter Communications
	Inc. Class A	1,348,711	213,609
*	Hertz Global Holdings Inc.	7,441,818	208,594
	Marriott International Inc.
	Class A	3,163,294	202,767
*	TripAdvisor Inc.	1,834,731	199,362
*	CarMax Inc.	3,661,941	190,458
	Tiffany & Co.	1,822,107	182,666
*	Discovery
	Communications Inc.
	Class A	2,451,996	182,134
*	Dollar Tree Inc.	3,263,792	177,746
	Macy’s Inc.	3,005,050	174,353
	Advance Auto Parts Inc.	1,212,025	163,526
*	MGM Resorts
	International	6,112,608	161,373
	Nordstrom Inc.	2,366,875	160,782
	Wyndham
	Worldwide Corp.	2,114,852	160,137
	H&R Block Inc.	4,555,364	152,696
	Signet Jewelers Ltd.	1,332,400	147,350
*	IHS Inc. Class A	1,074,032	145,714
*	Dollar General Corp.	2,519,342	144,509
	Best Buy Co. Inc.	4,630,619	143,595
*	News Corp. Class A	7,920,401	142,092
	Tractor Supply Co.	2,300,695	138,962
	Interpublic Group of
	Cos. Inc.	7,038,136	137,314
	Safeway Inc.	3,826,061	131,387
	Expedia Inc.	1,652,684	130,165
	Royal Caribbean
	Cruises Ltd.	2,214,223	123,111
	Staples Inc.	10,746,863	116,496
	Scripps Networks
	Interactive Inc. Class A	1,353,841	109,851
	Williams-Sonoma Inc.	1,486,336	106,689
	Family Dollar Stores Inc.	1,608,065	106,357
	Darden Restaurants Inc.	2,198,871	101,742
	PetSmart Inc.	1,649,143	98,619
*	Ulta Salon Cosmetics &
	Fragrance Inc.	1,015,604	92,836
*	Discovery
	Communications Inc.	1,190,239	86,399

			Market
			Value
		Shares	($000)
	FactSet Research
	Systems Inc.	668,738	80,436
*	AutoNation Inc.	1,191,414	71,104
*	Urban Outfitters Inc.	1,717,192	58,144
*	Norwegian Cruise Line
	Holdings Ltd.	1,536,518	48,708
	Burger King
	Worldwide Inc.	1,756,513	47,812
*	Sprouts Farmers
	Market Inc.	1,370,066	44,829
*	Hyatt Hotels Corp.
	Class A	667,712	40,717
	Extended Stay
	America Inc.	1,528,243	35,394
	Aramark	958,761	24,813
*,^	Sears Holdings Corp.	445,419	17,799
*	zulily Inc. Class A	307,045	12,573
*	News Corp. Class B	206,229	3,599
	Dun & Bradstreet Corp.	71	8
	International Game
	Technology	464	7
*	Groupon Inc. Class A	897	6
			7,308,377
Financials (17.2%)
	Health Care REIT Inc.	5,077,030	318,177
	Moody’s Corp.	3,551,993	311,368
	AvalonBay
	Communities Inc.	2,154,308	306,321
	Hartford Financial
	Services Group Inc.	7,474,631	267,667
	Principal Financial
	Group Inc.	4,890,657	246,880
	M&T Bank Corp.	1,967,028	244,010
	Regions Financial Corp.	22,921,614	243,428
	Lincoln National Corp.	4,384,059	225,516
	KeyCorp	14,682,543	210,401
	Essex Property Trust Inc.	1,038,499	192,029
*	Affiliated Managers
	Group Inc.	918,932	188,749
	American Realty Capital
	Properties Inc.	14,794,360	185,373
	Annaly Capital
	Management Inc.	15,739,200	179,899
	SL Green Realty Corp.	1,585,371	173,455
^	Realty Income Corp.	3,678,603	163,404
	Macerich Co.	2,337,253	156,012
	Western Union Co.	8,952,794	155,241
	Comerica Inc.	3,018,034	151,385
*	CBRE Group Inc. Class A	4,688,546	150,221
	Kimco Realty Corp.	6,479,858	148,907
	Unum Group	4,276,211	148,641
	XL Group plc Class A	4,510,216	147,619
	CIT Group Inc.	3,213,545	147,052
	Equifax Inc.	2,024,429	146,852
*	Markel Corp.	220,453	144,538

33

Mid-Cap Index Fund

		Market
		Value
	Shares	($000)
Genworth Financial Inc.
Class A	8,244,489	143,454
Fidelity National Financial
Inc. Class A	4,369,259	143,137
American Capital
Agency Corp.	5,860,838	137,202
Federal Realty
Investment Trust	1,117,650	135,146
Plum Creek Timber
Co. Inc.	2,942,128	132,690
Huntington
Bancshares Inc.	13,751,786	131,192
Digital Realty Trust Inc.	2,248,506	131,133
Navient Corp.	7,023,296	124,383
Cincinnati Financial Corp.	2,580,861	123,985
Arch Capital Group Ltd.	2,116,528	121,573
First Republic Bank	2,192,100	120,544
UDR Inc.	4,178,872	119,641
Torchmark Corp.	1,458,898	119,513
Willis Group Holdings plc	2,675,292	115,840
New York Community
Bancorp Inc.	6,989,400	111,691
Lazard Ltd. Class A	2,138,659	110,269
Raymond James
Financial Inc.	2,110,393	107,060
Ally Financial Inc.	4,384,175	104,826
Everest Re Group Ltd.	613,142	98,403
Camden Property Trust	1,351,216	96,139
Jones Lang LaSalle Inc.	740,859	93,637
Alexandria Real Estate
Equities Inc.	1,191,065	92,474
Realogy Holdings Corp.	2,429,030	91,599
Reinsurance Group of
America Inc. Class A	1,148,293	90,600
Zions Bancorporation	3,073,375	90,572
Legg Mason Inc.	1,747,444	89,661
MSCI Inc. Class A	1,940,037	88,951
PartnerRe Ltd.	797,840	87,132
Voya Financial Inc.	2,327,709	84,589
SEI Investments Co.	2,530,816	82,935
WR Berkley Corp.	1,697,918	78,631
People’s United
Financial Inc.	5,156,168	78,219
Hudson City Bancorp Inc.	7,910,659	77,762
NASDAQ OMX Group Inc.	1,986,743	76,728
Rayonier Inc.	2,102,723	74,752
Axis Capital Holdings Ltd.	1,613,120	71,429
Ocwen Financial Corp.	1,906,718	70,739
LPL Financial
Holdings Inc.	1,421,541	70,707
Alleghany Corp.	130,081	56,991
Assurant Inc.	594,176	38,948
Santander Consumer
USA Holdings Inc.	1,446,396	28,118

			Market
			Value
		Shares	($000)
	Brixmor Property
	Group Inc.	1,207,618	27,715
*	Rayonier Advanced
	Materials Inc.	350,407	13,578
	SLM Corp.	693,354	5,762
			9,043,195
Health Care (8.4%)
*	Vertex
	Pharmaceuticals Inc.	3,925,750	371,690
*	Mylan Inc.	6,211,788	320,280
*	Boston Scientific Corp.	21,984,706	280,745
*	DaVita HealthCare
	Partners Inc.	3,382,406	244,616
*	Illumina Inc.	1,066,524	190,417
	CR Bard Inc.	1,266,769	181,161
*	Henry Schein Inc.	1,418,094	168,285
*	Endo International plc	2,402,961	168,255
	Perrigo Co. plc	1,055,863	153,903
*	CareFusion Corp.	3,443,910	152,737
*	BioMarin
	Pharmaceutical Inc.	2,424,170	150,808
*	Edwards
	Lifesciences Corp.	1,752,532	150,437
	Universal Health Services
	Inc. Class B	1,520,028	145,558
*	Laboratory Corp. of
	America Holdings	1,408,770	144,258
*	Varian Medical
	Systems Inc.	1,726,968	143,580
*	Hospira Inc.	2,776,698	142,639
*	Incyte Corp. Ltd.	2,506,287	141,455
	Quest Diagnostics Inc.	2,400,340	140,876
*	Waters Corp.	1,338,137	139,755
*	Jazz Pharmaceuticals plc	937,955	137,889
^	ResMed Inc.	2,331,451	118,041
*	IDEXX Laboratories Inc.	852,792	113,907
	DENTSPLY
	International Inc.	2,356,747	111,592
*	Hologic Inc.	3,903,921	98,964
*	Pharmacyclics Inc.	997,860	89,518
*	Quintiles Transnational
	Holdings Inc.	1,082,433	57,683
	Patterson Cos. Inc.	1,382,980	54,642
*	Envision Healthcare
	Holdings Inc.	1,350,415	48,493
*	Intercept
	Pharmaceuticals Inc.	192,941	45,656
*	Forest Laboratories Inc.	459	45
			4,407,885
Industrials (17.1%)
	Sherwin-Williams Co.	1,407,886	291,306
	WW Grainger Inc.	1,023,682	260,292
	Amphenol Corp. Class A	2,611,985	251,639
*	Fiserv Inc.	4,142,648	249,884
	Roper Industries Inc.	1,658,713	242,189

34

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
*	Alliance Data
	Systems Corp.	855,983	240,745
	Fidelity National
	Information Services Inc.	4,305,387	235,677
*	Pentair plc	3,217,616	232,054
	Fastenal Co.	4,439,735	219,722
	AMETEK Inc.	4,077,533	213,173
	Kansas City Southern	1,833,482	197,118
	Rockwell Collins Inc.	2,250,868	175,883
	Flowserve Corp.	2,281,313	169,616
*	United Rentals Inc.	1,615,858	169,229
*	Stericycle Inc.	1,406,937	166,609
*	FleetCor Technologies Inc.	1,239,912	163,420
*	B/E Aerospace Inc.	1,748,462	161,715
*	Trimble Navigation Ltd.	4,333,650	160,128
	Textron Inc.	4,173,304	159,796
	CH Robinson
	Worldwide Inc.	2,465,710	157,288
	L-3 Communications
	Holdings Inc.	1,289,264	155,679
	Pall Corp.	1,822,087	155,588
*	Verisk Analytics Inc.
	Class A	2,487,806	149,318
	Ball Corp.	2,316,073	145,171
	Vulcan Materials Co.	2,173,054	138,532
	Expeditors International
	of Washington Inc.	3,115,016	137,559
	TransDigm Group Inc.	791,336	132,359
	Masco Corp.	5,923,361	131,499
	Rock-Tenn Co. Class A	1,192,379	125,903
	Wabtec Corp.	1,522,263	125,724
	MeadWestvaco Corp.	2,788,912	123,437
*	Mettler-Toledo
	International Inc.	485,455	122,907
*	Quanta Services Inc.	3,546,389	122,634
	Sealed Air Corp.	3,587,329	122,579
	Chicago Bridge & Iron
	Co. NV	1,796,105	122,494
	Towers Watson & Co.
	Class A	1,167,972	121,738
	Xylem Inc.	3,053,269	119,322
*	Sensata Technologies
	Holding NV	2,516,988	117,745
	JB Hunt Transport
	Services Inc.	1,559,169	115,035
	Xerox Corp.	9,215,720	114,644
*	Crown Holdings Inc.	2,303,632	114,629
	Manpowergroup Inc.	1,323,419	112,292
*	Jacobs Engineering
	Group Inc.	2,088,427	111,271
	Cintas Corp.	1,698,109	107,898
	Hubbell Inc. Class B	864,522	106,466
	MDU Resources
	Group Inc.	3,025,496	106,195
	Robert Half
	International Inc.	2,170,917	103,640

			Market
			Value
		Shares	($000)
	Joy Global Inc.	1,660,708	102,266
	Avnet Inc.	2,300,451	101,933
	Iron Mountain Inc.	2,871,811	101,806
	Fluor Corp.	1,322,638	101,711
	Martin Marietta
	Materials Inc.	768,593	101,493
	ADT Corp.	2,896,309	101,197
	Donaldson Co. Inc.	2,376,185	100,560
*	Arrow Electronics Inc.	1,656,111	100,046
*	Colfax Corp.	1,335,023	99,513
	Timken Co.	1,365,178	92,614
	Allison Transmission
	Holdings Inc.	2,781,381	86,501
	FLIR Systems Inc.	2,354,245	81,763
	AGCO Corp.	1,405,248	79,003
	Owens Corning	1,860,379	71,959
	SPX Corp.	655,831	70,967
	Fortune Brands Home
	& Security Inc.	1,381,164	55,150
*	Owens-Illinois Inc.	1,373,204	47,568
	KBR Inc.	1,221,116	29,124
	Jabil Circuit Inc.	349	7
	National Instruments Corp.	190	6
			9,004,928
Oil & Gas (7.2%)
*	Concho Resources Inc.	1,857,173	268,361
	EQT Corp.	2,396,274	256,162
*	Cheniere Energy Inc.	3,558,917	255,174
	Cabot Oil & Gas Corp.	6,936,193	236,802
	Range Resources Corp.	2,587,897	225,018
	Cimarex Energy Co.	1,446,714	207,546
	Helmerich & Payne Inc.	1,707,810	198,294
	Murphy Oil Corp.	2,831,857	188,262
*	Whiting Petroleum Corp.	1,976,219	158,592
	HollyFrontier Corp.	3,300,450	144,197
	Noble Corp. plc	4,223,437	141,738
	Oceaneering
	International Inc.	1,794,289	140,188
	Nabors Industries Ltd.	4,694,440	137,876
*	Weatherford
	International plc	5,776,144	132,851
	OGE Energy Corp.	3,308,396	129,292
	Tesoro Corp.	2,148,552	126,056
	Core Laboratories NV	745,571	124,555
	Denbury Resources Inc.	5,845,343	107,905
	Energen Corp.	1,209,704	107,518
*	Cobalt International
	Energy Inc.	5,142,143	94,358
	SM Energy Co.	1,114,748	93,750
	QEP Resources Inc.	2,693,891	92,939
*	Dresser-Rand Group Inc.	1,271,343	81,023
*	Antero Resources Corp.	871,832	57,218
^	Diamond Offshore
	Drilling Inc.	1,140,603	56,608
	Rowan Cos. plc Class A	1,031,751	32,944
			3,795,227

35

Mid-Cap Index Fund

			Market
			Value
		Shares	($000)
Technology (11.4%)
	Western Digital Corp.	3,711,704	342,590
	Seagate Technology plc	5,156,511	292,993
	Avago Technologies Ltd.
	Class A	3,737,347	269,351
*	Cerner Corp.	5,136,642	264,948
*	Autodesk Inc.	3,787,679	213,549
	Xilinx Inc.	4,459,822	210,994
	KLA-Tencor Corp.	2,756,497	200,232
	SanDisk Corp.	1,880,150	196,344
	Linear Technology Corp.	3,929,490	184,961
	Lam Research Corp.	2,693,237	182,009
*	Red Hat Inc.	3,145,297	173,841
*	Equinix Inc.	827,219	173,790
*	Akamai Technologies Inc.	2,808,999	171,517
	NVIDIA Corp.	8,805,310	163,250
	Maxim Integrated
	Products Inc.	4,696,424	158,786
	Microchip Technology Inc.	3,160,944	154,286
	Computer Sciences Corp.	2,406,662	152,101
*	Catamaran Corp.	3,436,346	151,749
	Skyworks Solutions Inc.	3,149,557	147,903
*	Workday Inc. Class A	1,575,360	141,562
*	F5 Networks Inc.	1,258,036	140,195
	Harris Corp.	1,769,335	134,027
*	ServiceNow Inc.	2,035,187	126,100
	Garmin Ltd.	1,942,457	118,296
*	ANSYS Inc.	1,540,139	116,773
*	VeriSign Inc.	2,184,811	106,641
*	Teradata Corp.	2,621,135	105,370
*,^	3D Systems Corp.	1,728,558	103,368
*	Cree Inc.	2,026,878	101,243
*	Gartner Inc.	1,424,685	100,469
*	Synopsys Inc.	2,571,951	99,843
	Marvell Technology
	Group Ltd.	6,757,684	96,838
*	Splunk Inc.	1,670,896	92,451
*	Juniper Networks Inc.	3,740,678	91,796
	Altera Corp.	2,603,539	90,499
*	Citrix Systems Inc.	1,361,943	85,190
*	Nuance
	Communications Inc.	4,217,833	79,169
*	Rackspace Hosting Inc.	1,890,375	63,630
*	NetSuite Inc.	567,498	49,304
*,^	FireEye Inc.	1,207,014	48,944
*	MICROS Systems Inc.	620,557	42,136
*	IMS Health Holdings Inc.	1,376,532	35,349
*	Informatica Corp.	910,595	32,463
*	Premier Inc. Class A	542,945	15,745
*	TIBCO Software Inc.	289	6
			6,022,601

		Market
		Value
	Shares	($000)
Telecommunications (1.0%)
* SBA Communications
Corp. Class A	2,141,125	219,037
* Level 3
Communications Inc.	2,957,575	129,867
Windstream
Holdings Inc.	10,017,040	99,770
Frontier
Communications Corp.	16,659,792	97,293
		545,967
Utilities (5.5%)
Northeast Utilities	5,252,299	248,276
ONEOK Inc.	3,455,195	235,230
DTE Energy Co.	2,942,456	229,129
NRG Energy Inc.	5,605,851	208,538
NiSource Inc.	5,234,123	205,910
CenterPoint Energy Inc.	7,138,660	182,321
Wisconsin Energy Corp.	3,746,194	175,771
AES Corp.	10,844,172	168,627
Ameren Corp.	4,030,625	164,772
* Calpine Corp.	6,681,458	159,085
American Water Works
Co. Inc.	2,974,017	147,065
CMS Energy Corp.	4,476,968	139,458
Pepco Holdings Inc.	4,172,193	114,652
SCANA Corp.	2,117,984	113,969
Alliant Energy Corp.	1,843,908	112,220
Pinnacle West
Capital Corp.	1,834,274	106,094
National Fuel Gas Co.	1,326,514	103,866
Integrys Energy
Group Inc.	1,329,294	94,553
TECO Energy Inc.	410	8
		2,909,544
Total Common Stocks
(Cost $37,997,370)		52,518,774

36

Mid-Cap Index Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market
Liquidity Fund,
0.111%	300,022,873	300,023

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan
Bank Discount Notes,
0.080%, 7/7/14	1,000	1,000
[4,5] Federal Home Loan
Bank Discount Notes,
0.060%, 7/9/14	4,500	4,500
[4,5] Federal Home Loan
Bank Discount Notes,
0.075%, 8/6/14	1,000	1,000
[4,5] Federal Home Loan
Bank Discount Notes,
0.081%, 9/12/14	1,500	1,499
		7,999
Total Temporary Cash Investments
(Cost $308,022)		308,022
Total Investments (100.3%)
(Cost $38,305,392)		52,826,796
Other Assets and Liabilities (-0.3%)
Other Assets		125,195
Liabilities[3]		(263,703)
		(138,508)
Net Assets (100%)		52,688,288

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	38,248,367
Undistributed Net Investment Income	281,710
Accumulated Net Realized Losses	(364,834)
Unrealized Appreciation (Depreciation)
Investment Securities	14,521,404
Futures Contracts	1,672
Swap Contracts	(31)
Net Assets	52,688,288

Investor Shares—Net Assets
Applicable to 152,898,249 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,949,096
Net Asset Value Per Share—
Investor Shares	$32.37

Admiral Shares—Net Assets
Applicable to 98,267,312 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,441,101
Net Asset Value Per Share—
Admiral Shares	$146.96

Signal Shares—Net Assets
Applicable to 119,173,416 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,526,464
Net Asset Value Per Share—
Signal Shares	$46.37

Institutional Shares—Net Assets
Applicable to 310,406,583 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,076,947
Net Asset Value Per Share—
Institutional Shares	$32.46

37

Mid-Cap Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 59,354,798 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,503,896
Net Asset Value Per Share—
Institutional Plus Shares	$160.12

ETF Shares—Net Assets
Applicable to 69,029,756 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,190,784
Net Asset Value Per Share—
ETF Shares	$118.66

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $135,656,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent
100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $138,207,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $6,600,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

38

Mid-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	338,350
Interest[1]	106
Securities Lending	3,278
Total Income	341,734
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,451
Management and Administrative—Investor Shares	4,695
Management and Administrative—Admiral Shares	3,910
Management and Administrative—Signal Shares	1,844
Management and Administrative—Institutional Shares	2,275
Management and Administrative—Institutional Plus Shares	1,327
Management and Administrative—ETF Shares	2,196
Marketing and Distribution—Investor Shares	536
Marketing and Distribution—Admiral Shares	794
Marketing and Distribution—Signal Shares	919
Marketing and Distribution—Institutional Shares	1,133
Marketing and Distribution—Institutional Plus Shares	959
Marketing and Distribution—ETF Shares	808
Custodian Fees	218
Shareholders’ Reports—Investor Shares	90
Shareholders’ Reports—Admiral Shares	66
Shareholders’ Reports—Signal Shares	49
Shareholders’ Reports—Institutional Shares	79
Shareholders’ Reports—Institutional Plus Shares	60
Shareholders’ Reports—ETF Shares	65
Trustees’ Fees and Expenses	16
Total Expenses	23,490
Net Investment Income	318,244
Realized Net Gain (Loss)
Investment Securities Sold	1,152,282
Futures Contracts	7,239
Swap Contracts	(3,472)
Realized Net Gain (Loss)	1,156,049
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,350,784
Futures Contracts	(214)
Swap Contracts	(978)
Change in Unrealized Appreciation (Depreciation)	2,349,592
Net Increase (Decrease) in Net Assets Resulting from Operations	3,823,885

1 Interest income from an affiliated company of the fund was $102,000.
See accompanying Notes, which are an integral part of the Financial Statements.

39

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	318,244	520,914
Realized Net Gain (Loss)	1,156,049	3,554,862
Change in Unrealized Appreciation (Depreciation)	2,349,592	7,659,851
Net Increase (Decrease) in Net Assets Resulting from Operations	3,823,885	11,735,627
Distributions
Net Investment Income
Investor Shares	(781)	(49,295)
Admiral Shares	(2,209)	(118,331)
Signal Shares	(1,467)	(83,346)
Institutional Shares	(1,560)	(108,634)
Institutional Plus Shares	(1,819)	(100,095)
ETF Shares	(1,572)	(80,063)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(9,408)	(539,764)
Capital Share Transactions
Investor Shares	(212,851)	(357,619)
Admiral Shares	3,247,460	960,633
Signal Shares	(2,082,423)	532,100
Institutional Shares	(38,389)	(13,444)
Institutional Plus Shares	349,928	1,066,890
ETF Shares	886,430	1,311,208
Net Increase (Decrease) from Capital Share Transactions	2,150,155	3,499,768
Total Increase (Decrease)	5,964,632	14,695,631
Net Assets
Beginning of Period	46,723,656	32,028,025
End of Period[1]	52,688,288	46,723,656
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $281,710,000 and ($23,654,000).

See accompanying Notes, which are an integral part of the Financial Statements.

40

Mid-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$30.02	$22.47	$19.65	$20.31	$16.36	$11.80
Investment Operations
Net Investment Income	.175	.299	.286	.233	.214	.171
Net Realized and Unrealized Gain (Loss)
on Investments	2.180	7.560	2.818	(.661)	3.951	4.571
Total from Investment Operations	2.355	7.859	3.104	(.428)	4.165	4.742
Distributions
Dividends from Net Investment Income	(.005)	(.309)	(.284)	(.232)	(.215)	(.182)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.005)	(.309)	(.284)	(.232)	(.215)	(.182)
Net Asset Value, End of Period	$32.37	$30.02	$22.47	$19.65	$20.31	$16.36

Total Return[1]	7.85%	35.00%	15.80%	-2.11%	25.46%	40.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,949	$4,797	$3,887	$4,168	$5,602	$6,789
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.24%	1.16%	1.36%	1.15%	1.25%	1.32%
Portfolio Turnover Rate[2]	12%	32%	17%	22%	16%	21%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Mid-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$136.19	$101.97	$89.15	$92.17	$74.23	$53.49
Investment Operations
Net Investment Income	.901	1.550	1.450	1.212	1.049	.855
Net Realized and Unrealized Gain (Loss)
on Investments	9.897	34.269	12.808	(3.023)	17.946	20.782
Total from Investment Operations	10.798	35.819	14.258	(1.811)	18.995	21.637
Distributions
Dividends from Net Investment Income	(.028)	(1.599)	(1.438)	(1.209)	(1.055)	(.897)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.028)	(1.599)	(1.438)	(1.209)	(1.055)	(.897)
Net Asset Value, End of Period	$146.96	$136.19	$101.97	$89.15	$92.17	$74.23

Total Return[1]	7.93%	35.15%	15.99%	-1.97%	25.59%	40.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,441	$10,251	$6,895	$5,989	$6,036	$2,184
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.31%	1.50%	1.29%	1.39%	1.45%
Portfolio Turnover Rate[2]	12%	32%	17%	22%	16%	21%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Mid-Cap Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$42.98	$32.18	$28.13	$29.09	$23.43	$16.89
Investment Operations
Net Investment Income	.278	.489	.459	.382	.341	.271
Net Realized and Unrealized Gain (Loss)
on Investments	3.121	10.815	4.047	(.961)	5.662	6.552
Total from Investment Operations	3.399	11.304	4.506	(.579)	6.003	6.823
Distributions
Dividends from Net Investment Income	(.009)	(.504)	(.456)	(.381)	(.343)	(.283)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.009)	(.504)	(.456)	(.381)	(.343)	(.283)
Net Asset Value, End of Period	$46.37	$42.98	$32.18	$28.13	$29.09	$23.43

Total Return	7.91%	35.15%	16.02%	-1.99%	25.62%	40.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,526	$7,113	$4,834	$3,589	$2,831	$2,346
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.31%	1.50%	1.29%	1.39%	1.45%
Portfolio Turnover Rate[1]	12%	32%	17%	22%	16%	21%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Mid-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$30.08	$22.52	$19.69	$20.36	$16.40	$11.82
Investment Operations
Net Investment Income	.199	.344	.325	.271	.247	.197
Net Realized and Unrealized Gain (Loss)
on Investments	2.186	7.571	2.827	(.669)	3.962	4.588
Total from Investment Operations	2.385	7.915	3.152	(.398)	4.209	4.785
Distributions
Dividends from Net Investment Income	(.005)	(.355)	(.322)	(.272)	(.249)	(.205)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.005)	(.355)	(.322)	(.272)	(.249)	(.205)
Net Asset Value, End of Period	$32.46	$30.08	$22.52	$19.69	$20.36	$16.40

Total Return	7.93%	35.17%	16.01%	-1.96%	25.67%	40.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,077	$9,368	$7,057	$5,611	$7,795	$5,960
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.39%	1.32%	1.52%	1.31%	1.43%	1.51%
Portfolio Turnover Rate[1]	12%	32%	17%	22%	16%	21%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Mid-Cap Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months				Dec. 15,
	Ended				2010[1] to
	June 30,	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$148.37	$111.08	$97.12	$100.40	$99.45
Investment Operations
Net Investment Income	.998	1.726	1.624	1.358	.079[2]
Net Realized and Unrealized Gain (Loss)
on Investments	10.783	37.343	13.945	(3.280)	2.078
Total from Investment Operations	11.781	39.069	15.569	(1.922)	2.157
Distributions
Dividends from Net Investment Income	(.031)	(1.779)	(1.609)	(1.358)	(1.207)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.031)	(1.779)	(1.609)	(1.358)	(1.207)
Net Asset Value, End of Period	$160.12	$148.37	$111.08	$97.12	$100.40

Total Return	7.94%	35.20%	16.03%	-1.91%	2.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,504	$8,468	$5,428	$3,393	$440
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%[3]
Ratio of Net Investment Income to
Average Net Assets	1.41%	1.34%	1.54%	1.33%	1.45%[3]
Portfolio Turnover Rate [4]	12%	32%	17%	22%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Mid-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$109.96	$82.33	$71.99	$74.42	$59.97	$43.21
Investment Operations
Net Investment Income	.724	1.255	1.173	.976	.882	.696
Net Realized and Unrealized Gain (Loss)
on Investments	8.000	27.668	10.329	(2.430)	14.454	16.794
Total from Investment Operations	8.724	28.923	11.502	(1.454)	15.336	17.490
Distributions
Dividends from Net Investment Income	(.024)	(1.293)	(1.162)	(.976)	(.886)	(.730)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.024)	(1.293)	(1.162)	(.976)	(.886)	(.730)
Net Asset Value, End of Period	$118.66	$109.96	$82.33	$71.99	$74.42	$59.97

Total Return	7.93%	35.15%	15.98%	-1.96%	25.57%	40.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,191	$6,728	$3,926	$3,241	$3,356	$2,207
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.31%	1.50%	1.29%	1.39%	1.45%
Portfolio Turnover Rate[1]	12%	32%	17%	22%	16%	21%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

47

Mid-Cap Index Fund

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2014, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

48

Mid-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital

49

Mid-Cap Index Fund

of $5,236,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	52,518,774	—	—
Temporary Cash Investments	300,023	7,999	—
Futures Contracts—Assets[1]	241	—	—
Swap Contracts—Liabilities	—	(31)	—
Total	52,819,038	7,968	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2014	557	54,374	179
E-mini S&P MidCap 400 Index	September 2014	332	47,453	1,017
S&P 500 Index	September 2014	79	38,560	476
				1,672

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

50

Mid-Cap Index Fund

At June 30, 2014, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp.	7/9/14	GSI	23,414	(0.552%)	(31)
1 GSI—Goldman Sachs International.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $1,146,753,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $3,472,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $374,408,000 to offset future net capital gains through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $38,305,392,000. Net unrealized appreciation of investment securities for tax purposes was $14,521,404,000, consisting of unrealized gains of $15,223,006,000 on securities that had risen in value since their purchase and $701,602,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $8,059,049,000 of investment securities and sold $5,610,617,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,500,869,000 and $2,575,043,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013

	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	405,470	13,231	856,554	32,579
Issued in Lieu of Cash Distributions	741	24	46,436	1,569
Redeemed	(619,062)	(20,174)	(1,260,609)	(47,275)
Net Increase (Decrease)—Investor Shares	(212,851)	(6,919)	(357,619)	(13,127)
Admiral Shares
Issued	3,818,849	27,106	1,714,308	13,967
Issued in Lieu of Cash Distributions	1,992	14	105,835	788
Redeemed	(573,381)	(4,119)	(859,510)	(7,109)
Net Increase (Decrease)—Admiral Shares	3,247,460	23,001	960,633	7,646
Signal Shares
Issued	1,156,728	26,408	2,556,524	67,255
Issued in Lieu of Cash Distributions	1,279	29	75,284	1,778
Redeemed	(3,240,430)	(72,763)	(2,099,708)	(53,776)
Net Increase (Decrease)—Signal Shares	(2,082,423)	(46,326)	532,100	15,257
Institutional Shares
Issued	1,402,124	45,573	2,418,607	90,613
Issued in Lieu of Cash Distributions	1,469	48	100,999	3,406
Redeemed	(1,441,982)	(46,618)	(2,533,050)	(95,955)
Net Increase (Decrease)—Institutional Shares	(38,389)	(997)	(13,444)	(1,936)
Institutional Plus Shares
Issued	1,126,160	7,376	2,708,068	21,003
Issued in Lieu of Cash Distributions	1,725	11	93,992	643
Redeemed	(777,957)	(5,104)	(1,735,170)	(13,443)
Net Increase (Decrease)—Institutional Plus Shares	349,928	2,283	1,066,890	8,203
ETF Shares
Issued	3,523,583	31,050	4,440,057	43,592
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,637,153)	(23,200)	(3,128,849)	(30,100)
Net Increase (Decrease)—ETF Shares	886,430	7,850	1,311,208	13,492

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics

	Investor	Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMGIX	VMGMX	VOT
Expense Ratio[1]	0.24%	0.09%	0.09%
30-Day SEC Yield	0.63%	0.77%	0.77%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Number of Stocks	184	184	3,730
Median Market Cap	$11.0B	$11.0B	$45.5B
Price/Earnings Ratio	31.4x	31.4x	20.7x
Price/Book Ratio	4.4x	4.4x	2.7x
Return on Equity	17.6%	17.6%	17.4%
Earnings Growth
Rate	20.1%	20.1%	14.4%
Dividend Yield	0.8%	0.8%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	21%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	2.6%	2.7%	3.1%
Consumer Goods	11.9	11.9	9.9
Consumer Services	16.8	16.8	13.2
Financials	10.9	10.9	18.2
Health Care	9.6	9.6	12.2
Industrials	21.4	21.3	12.9
Oil & Gas	8.4	8.4	9.9
Technology	16.5	16.5	15.1
Telecommunications	1.3	1.3	2.2
Utilities	0.6	0.6	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Growth Index	FA Index
R-Squared	1.00	0.92
Beta	1.00	1.19
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Vertex Pharmaceuticals
Inc.	Biotechnology	1.4%
Health Care REIT Inc.	Specialty REITs	1.2
Moody's Corp.	Specialty Finance	1.2
Southwest Airlines Co.	Airlines	1.2
AvalonBay Communities
Inc.	Residential REITs	1.2
Chipotle Mexican Grill
Inc.	Restaurants & Bars	1.2
Sherwin-Williams Co.	Building Materials &
	Fixtures	1.1
Avago Technologies Ltd. Semiconductors		1.0
Concho Resources Inc.	Exploration &
	Production	1.0
Discovery	Broadcasting &
Communications Inc.	Entertainment	1.0
Top Ten		11.5%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	8/24/2006	23.80%	20.70%	8.93%
Admiral Shares	9/27/2011	24.00	—	20.91
ETF Shares	8/17/2006
Market Price		24.04	20.86	8.86
Net Asset Value		23.97	20.86	8.86

See Financial Highlights for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.6%)
	Eastman Chemical Co.	408,870	35,715
	CONSOL Energy Inc.	691,672	31,865
	FMC Corp.	399,502	28,441
	Airgas Inc.	201,280	21,921
	Westlake Chemical Corp.	60,020	5,027
			122,969
Consumer Goods (11.9%)
	Keurig Green Mountain Inc.	366,940	45,724
	BorgWarner Inc.	687,077	44,791
*	Constellation Brands Inc.
	Class A	480,794	42,372
*	Electronic Arts Inc.	896,598	32,161
*	Monster Beverage Corp.	451,163	32,046
*	Under Armour Inc. Class A	521,921	31,049
	Ralph Lauren Corp. Class A	185,541	29,815
	PVH Corp.	246,837	28,781
	Church & Dwight Co. Inc.	407,733	28,521
	Polaris Industries Inc.	198,424	25,843
*	Mohawk Industries Inc.	186,329	25,777
	Leucadia National Corp.	942,677	24,717
	McCormick & Co. Inc.	338,273	24,217
	Harley-Davidson Inc.	328,643	22,956
*	Jarden Corp.	368,189	21,852
*	LKQ Corp.	816,046	21,780
*	WABCO Holdings Inc.	182,190	19,461
*	NVR Inc.	12,599	14,496
^	Herbalife Ltd.	220,608	14,238
*	Fossil Group Inc.	128,350	13,415
*	Lululemon Athletica Inc.	311,727	12,619
	Nu Skin Enterprises Inc.
	Class A	75,050	5,551
			562,182
Consumer Services (16.8%)
	Southwest Airlines Co.	2,079,226	55,848
*	Chipotle Mexican Grill Inc.
	Class A	93,420	55,352
*	O’Reilly Automotive Inc.	302,827	45,606

			Market
			Value
		Shares	($000)
	L Brands Inc.	745,832	43,751
	Ross Stores Inc.	606,468	40,106
*	Charter Communications
	Inc. Class A	243,419	38,553
	Marriott International Inc.
	Class A	572,030	36,667
*	TripAdvisor Inc.	331,798	36,053
*	CarMax Inc.	662,553	34,459
	Tiffany & Co.	329,134	32,996
*	Discovery Communications
	Inc. Class A	442,935	32,901
*	Dollar Tree Inc.	591,059	32,189
	Nordstrom Inc.	428,705	29,122
	Wyndham Worldwide Corp.	383,057	29,005
*	IHS Inc. Class A	194,589	26,400
*	Dollar General Corp.	456,261	26,171
	Tractor Supply Co.	416,743	25,171
	Scripps Networks
	Interactive Inc. Class A	244,283	19,821
	Williams-Sonoma Inc.	268,156	19,248
	PetSmart Inc.	298,041	17,823
*	Ulta Salon Cosmetics
	& Fragrance Inc.	183,563	16,780
*	Discovery
	Communications Inc.	214,675	15,583
	Advance Auto Parts Inc.	109,606	14,788
	FactSet Research
	Systems Inc.	120,827	14,533
*	AutoNation Inc.	214,749	12,816
*	Urban Outfitters Inc.	309,555	10,482
*	Norwegian Cruise Line
	Holdings Ltd.	276,930	8,779
*	Sprouts Farmers
	Market Inc.	246,919	8,079
*	Hyatt Hotels Corp. Class A	120,678	7,359
	Extended Stay America Inc.	276,395	6,401
*	zulily Inc. Class A	55,368	2,267
			795,109

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
Financials (10.9%)
	Health Care REIT Inc.	918,091	57,537
	Moody’s Corp.	642,335	56,307
	AvalonBay
	Communities Inc.	389,600	55,397
	Essex Property Trust Inc.	187,566	34,683
*	Affiliated Managers
	Group Inc.	166,284	34,155
	American Realty Capital
	Properties Inc.	2,675,629	33,526
*	CBRE Group Inc. Class A	849,082	27,205
	Federal Realty
	Investment Trust	201,807	24,402
^	Digital Realty Trust Inc.	407,339	23,756
	Lazard Ltd. Class A	386,332	19,919
*	Ally Financial Inc.	791,331	18,921
	Alexandria Real Estate
	Equities Inc.	215,287	16,715
*	Realogy Holdings Corp.	438,193	16,524
*	MSCI Inc. Class A	349,940	16,045
	SEI Investments Co.	456,470	14,958
	Macerich Co.	210,917	14,079
	Rayonier Inc.	379,870	13,504
*	Ocwen Financial Corp.	343,771	12,754
	Raymond James
	Financial Inc.	190,308	9,654
	Camden Property Trust	121,797	8,666
	Brixmor Property Group Inc.	218,123	5,006
*	Rayonier Advanced
	Materials Inc.	63,223	2,450
			516,163
Health Care (9.6%)
*	Vertex Pharmaceuticals Inc.	709,859	67,209
*	DaVita HealthCare
	Partners Inc.	611,641	44,234
*	Illumina Inc.	192,604	34,388
	Perrigo Co. plc	191,293	27,883
*	BioMarin
	Pharmaceutical Inc.	439,110	27,317
*	Edwards
	Lifesciences Corp.	317,584	27,261
*	Varian Medical
	Systems Inc.	311,865	25,928
*	Incyte Corp. Ltd.	453,901	25,618
*	Waters Corp.	241,603	25,233
*	Jazz Pharmaceuticals plc	169,381	24,901
^	ResMed Inc.	421,533	21,342
*	IDEXX Laboratories Inc.	154,512	20,638
	DENTSPLY
	International Inc.	425,892	20,166
	CR Bard Inc.	114,312	16,348
*	Pharmacyclics Inc.	180,314	16,176
*	Quintiles Transnational
	Holdings Inc.	195,056	10,395

			Market
			Value
		Shares	($000)
*	Envision Healthcare
	Holdings Inc.	243,456	8,743
*	Intercept
	Pharmaceuticals Inc.	34,772	8,228
			452,008
Industrials (21.3%)
	Sherwin-Williams Co.	254,562	52,671
	WW Grainger Inc.	185,098	47,065
	Amphenol Corp. Class A	472,309	45,502
	Roper Industries Inc.	300,002	43,803
*	Alliance Data
	Systems Corp.	154,772	43,530
*	Pentair plc	581,842	41,962
	Fastenal Co.	802,718	39,726
	AMETEK Inc.	737,406	38,552
	Kansas City Southern	331,631	35,654
	Flowserve Corp.	413,156	30,718
*	United Rentals Inc.	291,821	30,562
*	Stericycle Inc.	254,851	30,179
*	FleetCor Technologies Inc.	223,923	29,513
*	B/E Aerospace Inc.	315,832	29,211
*	Trimble Navigation Ltd.	784,970	29,005
	CH Robinson
	Worldwide Inc.	445,347	28,409
	Pall Corp.	330,125	28,189
*	Verisk Analytics Inc.
	Class A	449,336	26,969
	Vulcan Materials Co.	393,566	25,090
	Expeditors International
	of Washington Inc.	564,238	24,917
	TransDigm Group Inc.	142,925	23,906
	Masco Corp.	1,072,805	23,816
	Rock-Tenn Co. Class A	216,071	22,815
	Wabtec Corp.	275,298	22,737
*	Fiserv Inc.	375,158	22,630
*	Mettler-Toledo
	International Inc.	87,769	22,221
	Chicago Bridge
	& Iron Co. NV	325,404	22,193
*	Quanta Services Inc.	641,210	22,173
*	Sensata Technologies
	Holding NV	454,436	21,259
	JB Hunt Transport
	Services Inc.	282,368	20,833
	Robert Half
	International Inc.	391,666	18,698
	Martin Marietta
	Materials Inc.	138,674	18,312
	Donaldson Co. Inc.	428,679	18,142
*	Colfax Corp.	240,898	17,957
	Fortune Brands Home
	& Security Inc.	248,921	9,939
			1,008,858

Mid-Cap Growth Index Fund

			Market
			Value
		Shares	($000)
Oil & Gas (8.3%)
*	Concho Resources Inc.	335,858	48,531
	EQT Corp.	433,380	46,328
*	Cheniere Energy Inc.	643,560	46,143
	Cabot Oil & Gas Corp.	1,254,134	42,816
	Range Resources Corp.	467,937	40,687
*	Whiting Petroleum Corp.	357,899	28,721
	Oceaneering
	International Inc.	324,060	25,319
	Core Laboratories NV	134,572	22,482
*	Cobalt International
	Energy Inc.	927,660	17,023
	SM Energy Co.	201,071	16,910
	QEP Resources Inc.	485,993	16,767
*	Dresser-Rand Group Inc.	229,298	14,613
*	Weatherford
	International plc	521,332	11,991
*	Antero Resources Corp.	157,108	10,311
	Rowan Cos. plc Class A	186,425	5,953
			394,595
Technology (16.5%)
	Avago Technologies Ltd.
	Class A	675,844	48,708
*	Cerner Corp.	928,829	47,909
*	Autodesk Inc.	684,969	38,619
	Xilinx Inc.	806,342	38,148
	KLA-Tencor Corp.	497,537	36,141
	Linear Technology Corp.	709,777	33,409
	Lam Research Corp.	487,840	32,968
*	Equinix Inc.	149,806	31,473
*	Red Hat Inc.	568,097	31,399
*	Akamai Technologies Inc.	507,388	30,981
	Maxim Integrated
	Products Inc.	850,614	28,759
	Microchip Technology Inc.	572,477	27,943
*	Catamaran Corp.	622,353	27,483
	Skyworks Solutions Inc.	570,560	26,793
*	Workday Inc. Class A	284,393	25,556
*	F5 Networks Inc.	227,209	25,320
*	ServiceNow Inc.	367,637	22,779
*	ANSYS Inc.	278,928	21,148
*	VeriSign Inc.	394,880	19,274
*	Teradata Corp.	473,656	19,041
*,^	3D Systems Corp.	311,808	18,646
*	Cree Inc.	365,653	18,264
*	Gartner Inc.	257,024	18,125
	SanDisk Corp.	169,913	17,744
*	Splunk Inc.	301,662	16,691
*	Citrix Systems Inc.	245,702	15,369
	NVIDIA Corp.	794,757	14,735
*	Rackspace Hosting Inc.	340,817	11,472
*	NetSuite Inc.	102,277	8,886
*,^	FireEye Inc.	217,857	8,834

			Market
			Value
		Shares	($000)
*	MICROS Systems Inc.	112,100	7,612
*	Informatica Corp.	164,552	5,866
*	Premier Inc. Class A	97,004	2,813
			778,908
Telecommunications (1.3%)
*	SBA Communications
	Corp. Class A	387,045	39,595
*	Level 3
	Communications Inc.	534,768	23,481
			63,076
Utilities (0.6%)
*	Calpine Corp.	1,210,099	28,813
Total Common Stocks
(Cost $3,847,621)			4,722,681
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.111%	29,212,000	29,212

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan
Bank Discount Notes,
0.090%, 8/6/14	1,700	1,700
Total Temporary Cash Investments
(Cost $30,912)		30,912
Total Investments (100.5%)
(Cost $3,878,533)		4,753,593
Other Assets and Liabilities (-0.5%)
Other Assets		7,789
Liabilities[3]		(29,376)
		(21,587)
Net Assets (100%)		4,732,006

Mid-Cap Growth Index Fund

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	3,937,466
Undistributed Net Investment Income	13,438
Accumulated Net Realized Losses	(94,117)
Unrealized Appreciation (Depreciation)
Investment Securities	875,060
Futures Contracts	159
Net Assets	4,732,006

Investor Shares—Net Assets
Applicable to 15,547,076 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	588,438
Net Asset Value Per Share—
Investor Shares	$37.85

Admiral Shares—Net Assets
Applicable to 46,179,394 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,915,037
Net Asset Value Per Share—
Admiral Shares	$41.47

ETF Shares—Net Assets
Applicable to 23,133,270 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,228,531
Net Asset Value Per Share—
ETF Shares	$96.33

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,984,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $15,472,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	17,756
Interest[1]	4
Securities Lending	204
Total Income	17,964
Expenses
The Vanguard Group—Note B
Investment Advisory Services	509
Management and Administrative—Investor Shares	511
Management and Administrative—Admiral Shares	369
Management and Administrative—ETF Shares	413
Marketing and Distribution—Investor Shares	77
Marketing and Distribution—Admiral Shares	183
Marketing and Distribution—ETF Shares	215
Custodian Fees	33
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	12
Shareholders’ Reports—ETF Shares	29
Trustees’ Fees and Expenses	1
Total Expenses	2,364
Net Investment Income	15,600
Realized Net Gain (Loss)
Investment Securities Sold	78,699
Futures Contracts	115
Realized Net Gain (Loss)	78,814
Change in Unrealized Appreciation (Depreciation)
Investment Securities	203,419
Futures Contracts	146
Change in Unrealized Appreciation (Depreciation)	203,565
Net Increase (Decrease) in Net Assets Resulting from Operations	297,979
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,600	23,668
Realized Net Gain (Loss)	78,814	489,059
Change in Unrealized Appreciation (Depreciation)	203,565	407,621
Net Increase (Decrease) in Net Assets Resulting from Operations	297,979	920,348
Distributions
Net Investment Income
Investor Shares	(33)	(2,863)
Admiral Shares	(219)	(9,414)
ETF Shares	(243)	(11,564)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(495)	(23,841)
Capital Share Transactions
Investor Shares	(44,652)	(36,578)
Admiral Shares	229,812	329,271
ETF Shares	192,581	272,035
Net Increase (Decrease) from Capital Share Transactions	377,741	564,728
Total Increase (Decrease)	675,225	1,461,235
Net Assets
Beginning of Period	4,056,781	2,595,546
End of Period[1]	4,732,006	4,056,781
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $13,438,000 and ($1,667,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$35.46	$26.99	$23.43	$24.46	$19.05	$13.43
Investment Operations
Net Investment Income	.102	.169	.146	.087	.104[1]	.084
Net Realized and Unrealized Gain (Loss)
on Investments	2.290	8.470	3.559	(1.027)	5.408	5.629
Total from Investment Operations	2.392	8.639	3.705	(.940)	5.512	5.713
Distributions
Dividends from Net Investment Income	(.002)	(.169)	(.145)	(.090)	(.102)	(.093)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.002)	(.169)	(.145)	(.090)	(.102)	(.093)
Net Asset Value, End of Period	$37.85	$35.46	$26.99	$23.43	$24.46	$19.05

Total Return[2]	6.75%	32.02%	15.81%	-3.84%	28.93%	42.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$588	$595	$483	$503	$958	$546
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to
Average Net Assets	0.66%	0.57%	0.58%	0.35%	0.57%[1]	0.55%
Portfolio Turnover Rate [3]	21%	64%	38%	41%	38%	43%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.011 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

Admiral Shares
	Six Months			Sept. 27,
	Ended	Year Ended		2011[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$38.83	$29.55	$25.66	$25.00
Investment Operations
Net Investment Income	.142	.239	.205	.027
Net Realized and Unrealized Gain (Loss) on Investments	2.503	9.279	3.889	0.736
Total from Investment Operations	2.645	9.518	4.094	0.763
Distributions
Dividends from Net Investment Income	(.005)	(.238)	(.204)	(.103)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.005)	(.238)	(.204)	(.103)
Net Asset Value, End of Period	$41.47	$38.83	$29.55	$25.66

Total Return[2]	6.81%	32.22%	15.96%	3.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,915	$1,566	$913	$525
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	0.80%	0.72%	0.72%	0.49%[3]
Portfolio Turnover Rate [4]	21%	64%	38%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$90.20	$68.64	$59.61	$62.23	$48.45	$34.12
Investment Operations
Net Investment Income	.330	.556	.474	.316	.326[1]	.267
Net Realized and Unrealized Gain (Loss)
on Investments	5.811	21.558	9.029	(2.617)	13.776	14.353
Total from Investment Operations	6.141	22.114	9.503	(2.301)	14.102	14.620
Distributions
Dividends from Net Investment Income	(.011)	(.554)	(.473)	(.319)	(.322)	(.290)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.011)	(.554)	(.473)	(.319)	(.322)	(.290)
Net Asset Value, End of Period	$96.33	$90.20	$68.64	$59.61	$62.23	$48.45

Total Return	6.81%	32.23%	15.94%	-3.70%	29.11%	42.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,229	$1,896	$1,200	$1,095	$1,030	$646
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	0.80%	0.72%	0.72%	0.49%	0.71%[1]	0.71%
Portfolio Turnover Rate[2]	21%	64%	38%	41%	38%	43%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Net investment income per share and the ratio of net investment income to average net assets include $0.028 and 0.06%, respectively, resulting from a special dividend from VeriSign Inc. in December 2010.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Mid-Cap Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $468,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,722,681	—	—
Temporary Cash Investments	29,212	1,700	—
Futures Contracts—Assets[1]	18	—	—
Total	4,751,911	1,700	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2014	40	3,905	55
E-mini S&P MidCap 400 Index	September 2014	24	3,430	62
S&P 500 Index	September 2014	7	3,417	42
				159

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mid-Cap Growth Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $99,681,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $73,214,000 to offset future net capital gains through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $3,878,533,000. Net unrealized appreciation of investment securities for tax purposes was $875,060,000, consisting of unrealized gains of $971,004,000 on securities that had risen in value since their purchase and $95,944,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $1,072,830,000 of investment securities and sold $682,912,000 of investment securities, other than temporary cash investments. Purchases and sales include $426,610,000 and $220,069,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	98,050	2,723	218,779	6,940
Issued in Lieu of Cash Distributions	31	1	2,662	76
Redeemed	(142,733)	(3,952)	(258,019)	(8,134)
Net Increase (Decrease)—Investor Shares	(44,652)	(1,228)	(36,578)	(1,118)
Admiral Shares
Issued	410,871	10,424	627,290	18,048
Issued in Lieu of Cash Distributions	207	5	8,809	230
Redeemed	(181,266)	(4,582)	(306,828)	(8,830)
Net Increase (Decrease)—Admiral Shares	229,812	5,847	329,271	9,448
ETF Shares
Issued	428,090	4,615	700,423	8,436
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(235,509)	(2,500)	(428,388)	(4,900)
Net Increase (Decrease)—ETF Shares	192,581	2,115	272,035	3,536

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

Mid-Cap Value Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics

	Investor	Admiral	ETF
	Shares	Shares	Shares
Ticker Symbol	VMVIX	VMVAX	VOE
Expense Ratio[1]	0.24%	0.09%	0.09%
30-Day SEC Yield	1.65%	1.79%	1.79%

Portfolio Characteristics
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Number of Stocks	205	199	3,730
Median Market Cap	$9.8B	$9.8B	$45.5B
Price/Earnings Ratio	20.2x	20.2x	20.7x
Price/Book Ratio	2.0x	2.0x	2.7x
Return on Equity	13.4%	12.9%	17.4%
Earnings Growth
Rate	10.9%	10.9%	14.4%
Dividend Yield	1.9%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	12%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Mid Cap	U.S. Total
		Value	Market
	Fund	Index	FA Index
Basic Materials	6.5%	6.5%	3.1%
Consumer Goods	15.0	15.0	9.9
Consumer Services	11.0	11.0	13.2
Financials	23.5	23.5	18.2
Health Care	7.2	7.2	12.2
Industrials	13.0	13.0	12.9
Oil & Gas	6.1	6.1	9.9
Technology	6.5	6.5	15.1
Telecommunications	0.8	0.8	2.2
Utilities	10.4	10.4	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Mid-Cap	Market
	Value Index	FA Index
R-Squared	1.00	0.97
Beta	1.00	1.06
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Delphi Automotive plc	Auto Parts	1.3%
Western Digital Corp.	Computer Hardware	1.3
Mylan Inc.	Pharmaceuticals	1.2
Seagate Technology plc	Computer Hardware	1.1
Alcoa Inc.	Aluminum	1.1
Boston Scientific Corp.	Medical Equipment	1.1
Hartford Financial
Services Group Inc.	Full Line Insurance	1.0
AmerisourceBergen
Corp.	Drug Retailers	1.0
United Continental
Holdings Inc.	Airlines	1.0
Northeast Utilities	Conventional
	Electricity	0.9
Top Ten		11.0%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 24, 2006, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	8/24/2006	28.19%	22.68%	9.02%
Admiral Shares	9/27/2011	28.36	—	26.29
ETF Shares	8/17/2006
Market Price		28.39	22.87	9.07
Net Asset Value		28.37	22.87	9.07

See Financial Highlights for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Basic Materials (6.5%)
Alcoa Inc.	4,405,680	65,601
CF Industries
Holdings Inc.	195,712	47,075
Sigma-Aldrich Corp.	446,736	45,335
Celanese Corp. Class A	586,111	37,675
International Flavors
& Fragrances Inc.	305,332	31,840
Ashland Inc.	292,727	31,831
* WR Grace & Co.	272,256	25,736
Huntsman Corp.	774,820	21,772
Albemarle Corp.	298,706	21,358
Reliance Steel
& Aluminum Co.	277,315	20,441
Avery Dennison Corp.	357,491	18,321
Peabody Energy Corp.	1,018,669	16,655
Westlake Chemical Corp.	75,309	6,308
		389,948
Consumer Goods (14.9%)
Delphi Automotive plc	1,141,236	78,449
Mattel Inc.	1,275,075	49,690
Genuine Parts Co.	548,454	48,154
ConAgra Foods Inc.	1,582,857	46,979
Clorox Co.	483,309	44,175
Dr Pepper Snapple
Group Inc.	738,068	43,236
Whirlpool Corp.	292,280	40,691
Coca-Cola Enterprises Inc.	850,529	40,638
Molson Coors Brewing Co.
Class B	542,609	40,240
Bunge Ltd.	525,411	39,742
JM Smucker Co.	370,304	39,463
Tyson Foods Inc. Class A	1,046,430	39,283
* TRW Automotive
Holdings Corp.	416,321	37,269
Newell Rubbermaid Inc.	1,040,023	32,230
Harley-Davidson Inc.	410,453	28,670
Energizer Holdings Inc.	231,677	28,272

			Market
			Value
		Shares	($000)
	Lear Corp.	305,450	27,283
	DR Horton Inc.	1,099,448	27,024
	Lennar Corp. Class A	617,692	25,931
	PulteGroup Inc.	1,279,866	25,802
	Hormel Foods Corp.	495,796	24,468
	Avon Products Inc.	1,631,709	23,839
	Hasbro Inc.	438,816	23,279
	Hanesbrands Inc.	187,005	18,409
	Coach Inc.	514,744	17,599
	Coty Inc. Class A	276,488	4,736
	Lennar Corp. Class B	35,383	1,257
			896,808
Consumer Services (10.9%)
	AmerisourceBergen Corp.
	Class A	806,370	58,591
*	United Continental
	Holdings Inc.	1,403,774	57,653
	Nielsen NV	1,139,259	55,151
*	Hertz Global Holdings Inc.	1,682,639	47,164
	Macy’s Inc.	679,977	39,452
*	MGM Resorts
	International	1,382,984	36,511
	H&R Block Inc.	1,030,691	34,549
	Signet Jewelers Ltd.	301,518	33,345
	Best Buy Co. Inc.	1,047,665	32,488
	Interpublic Group of
	Cos. Inc.	1,592,326	31,066
	Safeway Inc.	865,687	29,728
	Expedia Inc.	373,587	29,424
*	News Corp. Class A	1,639,757	29,417
	Royal Caribbean
	Cruises Ltd.	500,932	27,852
	Staples Inc.	2,430,504	26,347
	Family Dollar Stores Inc.	363,741	24,058
	Darden Restaurants Inc.	496,864	22,990
	Advance Auto Parts Inc.	136,952	18,478
	Burger King Worldwide Inc.	396,563	10,794
	Aramark	217,281	5,623
*,^	Sears Holdings Corp.	100,511	4,016

Mid-Cap Value Index Fund

		Market
		Value
	Shares	($000)
News Corp. Class B	198,909	3,471
Dun & Bradstreet Corp.	103	11
International Game
Technology	673	11
		658,190
Financials (23.4%)
Hartford Financial
Services Group Inc.	1,690,090	60,522
Principal Financial
Group Inc.	1,105,791	55,820
M&T Bank Corp.	444,762	55,173
Regions Financial Corp.	5,182,677	55,040
Lincoln National Corp.	991,293	50,992
KeyCorp	3,319,745	47,572
Annaly Capital
Management Inc.	3,561,135	40,704
SL Green Realty Corp.	358,722	39,248
Realty Income Corp.	832,307	36,971
Western Union Co.	2,025,535	35,123
Comerica Inc.	682,854	34,252
Kimco Realty Corp.	1,466,076	33,690
Unum Group	967,549	33,632
XL Group plc Class A	1,020,457	33,400
CIT Group Inc.	727,084	33,271
Equifax Inc.	458,079	33,229
Markel Corp.	49,878	32,702
Genworth Financial Inc.
Class A	1,865,299	32,456
Fidelity National Financial
Inc. Class A	988,556	32,385
American Capital
Agency Corp.	1,326,046	31,043
Plum Creek Timber
Co. Inc.	665,729	30,024
Huntington
Bancshares Inc.	3,111,329	29,682
Navient Corp.	1,588,922	28,140
Cincinnati Financial Corp.	583,966	28,054
Arch Capital Group Ltd.	478,455	27,483
First Republic Bank	495,796	27,264
UDR Inc.	945,139	27,059
Torchmark Corp.	329,876	27,023
Willis Group Holdings plc	605,038	26,198
New York Community
Bancorp Inc.	1,579,390	25,239
Everest Re Group Ltd.	138,541	22,234
Jones Lang LaSalle Inc.	167,476	21,167
Reinsurance Group of
America Inc. Class A	259,479	20,473
Zions Bancorporation	694,214	20,459
Legg Mason Inc.	394,749	20,255
PartnerRe Ltd.	180,261	19,686
Voya Financial Inc.	525,773	19,107
WR Berkley Corp.	383,468	17,758

			Market
			Value
		Shares	($000)
	People’s United
	Financial Inc.	1,164,495	17,665
	Macerich Co.	264,182	17,634
	Hudson City Bancorp Inc.	1,786,613	17,562
	NASDAQ OMX Group Inc.	448,541	17,323
	Axis Capital Holdings Ltd.	364,232	16,128
	LPL Financial Holdings Inc.	320,968	15,965
*	Alleghany Corp.	29,365	12,865
	Raymond James
	Financial Inc.	238,469	12,098
	Camden Property Trust	152,644	10,861
	Assurant Inc.	134,569	8,821
	SLM Corp.	792,038	6,582
	Santander Consumer USA
	Holdings Inc.	327,718	6,371
	Brixmor Property Group Inc.	125	3
			1,404,408
Health Care (7.2%)
*	Mylan Inc.	1,404,608	72,422
*	Boston Scientific Corp.	4,970,883	63,478
*	Henry Schein Inc.	320,836	38,074
*	Endo International plc	543,663	38,067
*	CareFusion Corp.	779,203	34,558
	Universal Health Services
	Inc. Class B	343,980	32,940
*	Laboratory Corp. of
	America Holdings	318,490	32,613
*	Hospira Inc.	628,255	32,273
	Quest Diagnostics Inc.	543,109	31,875
*	Hologic Inc.	882,107	22,361
	CR Bard Inc.	143,273	20,489
	Patterson Cos. Inc.	312,194	12,335
			431,485
Industrials (12.9%)
	Fidelity National
	Information Services Inc.	973,546	53,292
	Rockwell Collins Inc.	509,356	39,801
	Textron Inc.	944,264	36,156
	L-3 Communications
	Holdings Inc.	291,765	35,231
	Ball Corp.	523,981	32,843
*	Fiserv Inc.	468,397	28,254
	MeadWestvaco Corp.	630,502	27,906
	Sealed Air Corp.	811,676	27,735
	Towers Watson & Co.
	Class A	264,276	27,545
	Xylem Inc.	690,251	26,975
	Xerox Corp.	2,082,412	25,905
*	Crown Holdings Inc.	520,590	25,905
	Manpowergroup Inc.	299,106	25,379
*	Jacobs Engineering
	Group Inc.	471,906	25,143
	Cintas Corp.	383,734	24,382
	Hubbell Inc. Class B	195,350	24,057

Mid-Cap Value Index Fund

		Market
		Value
	Shares	($000)
MDU Resources Group Inc.	684,237	24,017
Joy Global Inc.	375,309	23,111
Avnet Inc.	519,860	23,035
Iron Mountain Inc.	648,657	22,995
Fluor Corp.	298,859	22,982
ADT Corp.	654,997	22,886
Arrow Electronics Inc.	374,257	22,609
Timken Co.	308,704	20,942
Allison Transmission
Holdings Inc.	628,257	19,539
FLIR Systems Inc.	531,728	18,467
AGCO Corp.	317,429	17,846
Owens Corning	420,040	16,247
SPX Corp.	148,114	16,027
Owens-Illinois Inc.	310,029	10,739
KBR Inc.	276,880	6,604
Vulcan Materials Co.	356	23
Jabil Circuit Inc.	506	11
		774,589
Oil & Gas (6.1%)
Cimarex Energy Co.	327,123	46,929
Helmerich & Payne Inc.	386,158	44,837
Murphy Oil Corp.	640,773	42,599
HollyFrontier Corp.	746,746	32,625
Noble Corp. plc	955,581	32,069
Nabors Industries Ltd.	1,062,154	31,195
OGE Energy Corp.	747,940	29,230
Tesoro Corp.	486,139	28,522
Denbury Resources Inc.	1,320,843	24,383
Energen Corp.	273,419	24,302
Weatherford
International plc	653,055	15,020
Diamond Offshore
Drilling Inc.	257,534	12,781
		364,492
Technology (6.4%)
Western Digital Corp.	839,286	77,466
Seagate Technology plc	1,165,910	66,247
Computer Sciences Corp.	544,553	34,416
Harris Corp.	400,366	30,328
Garmin Ltd.	439,337	26,756
Synopsys Inc.	581,232	22,563
SanDisk Corp.	212,329	22,173
Marvell Technology
Group Ltd.	1,526,973	21,881
Juniper Networks Inc.	845,220	20,742
Altera Corp.	588,716	20,464
NVIDIA Corp.	995,017	18,448
Nuance
Communications Inc.	952,644	17,881
IMS Health Holdings Inc.	311,886	8,009
		387,374

		Market
		Value
	Shares	($000)
Telecommunications (0.7%)
^ Windstream Holdings Inc.	2,265,305	22,563
Frontier
Communications Corp.	3,767,485	22,002
		44,565
Utilities (10.3%)
Northeast Utilities	1,187,587	56,137
ONEOK Inc.	781,288	53,190
DTE Energy Co.	665,318	51,808
NRG Energy Inc.	1,267,521	47,152
NiSource Inc.	1,183,501	46,559
CenterPoint Energy Inc.	1,615,211	41,252
Wisconsin Energy Corp.	847,650	39,772
AES Corp.	2,453,501	38,152
Ameren Corp.	912,023	37,283
American Water Works
Co. Inc.	672,922	33,276
CMS Energy Corp.	1,012,967	31,554
Pepco Holdings Inc.	942,744	25,907
SCANA Corp.	478,578	25,752
Alliant Energy Corp.	416,686	25,360
Pinnacle West Capital Corp.	414,516	23,976
National Fuel Gas Co.	299,765	23,472
Integrys Energy Group Inc.	300,241	21,356
TECO Energy Inc.	595	11
		621,969
Total Common Stocks
(Cost $4,752,699)		5,973,828
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
[2,3] Vanguard Market
Liquidity Fund,
0.111%	54,170,808	54,171

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan
Bank Discount Notes,
0.080%, 10/3/14	2,000	2,000
Total Temporary Cash Investments
(Cost $56,171)		56,171
Total Investments (100.3%)
(Cost $4,808,870)		6,029,999
Other Assets and Liabilities (-0.3%)
Other Assets		24,989
Liabilities[3]		(40,487)
		(15,498)
Net Assets (100%)		6,014,501

Mid-Cap Value Index Fund

At June 30, 2014, net assets consisted of:

Amount
($000)
Paid-in Capital	4,759,891
Undistributed Net Investment Income	47,521
Accumulated Net Realized Losses	(14,492)
Unrealized Appreciation (Depreciation)
Investment Securities	1,221,129
Futures Contracts	452
Net Assets	6,014,501

Investor Shares—Net Assets
Applicable to 18,838,069 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	643,959
Net Asset Value Per Share—
Investor Shares	$34.18

Admiral Shares—Net Assets
Applicable to 53,473,530 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,406,915
Net Asset Value Per Share—
Admiral Shares	$45.01

ETF Shares—Net Assets
Applicable to 34,105,308 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,963,627
Net Asset Value Per Share—
ETF Shares	$86.90

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,699,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $20,403,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,900,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	51,733
Interest[1]	9
Securities Lending	334
Total Income	52,076
Expenses
The Vanguard Group—Note B
Investment Advisory Services	560
Management and Administrative—Investor Shares	540
Management and Administrative—Admiral Shares	439
Management and Administrative—ETF Shares	503
Marketing and Distribution—Investor Shares	81
Marketing and Distribution—Admiral Shares	231
Marketing and Distribution—ETF Shares	288
Custodian Fees	44
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—ETF Shares	42
Trustees’ Fees and Expenses	2
Total Expenses	2,754
Net Investment Income	49,322
Realized Net Gain (Loss)
Investment Securities Sold	165,851
Futures Contracts	830
Realized Net Gain (Loss)	166,681
Change in Unrealized Appreciation (Depreciation)
Investment Securities	256,522
Futures Contracts	362
Change in Unrealized Appreciation (Depreciation)	256,884
Net Increase (Decrease) in Net Assets Resulting from Operations	472,887
1 Interest income from an affiliated company of the fund was $9,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	49,322	69,200
Realized Net Gain (Loss)	166,681	245,472
Change in Unrealized Appreciation (Depreciation)	256,884	788,590
Net Increase (Decrease) in Net Assets Resulting from Operations	472,887	1,103,262
Distributions
Net Investment Income
Investor Shares	(78)	(8,828)
Admiral Shares	(471)	(26,210)
ETF Shares	(553)	(34,036)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(1,102)	(69,074)
Capital Share Transactions
Investor Shares	(49,422)	(17,703)
Admiral Shares	466,752	672,082
ETF Shares	475,984	602,650
Net Increase (Decrease) from Capital Share Transactions	893,314	1,257,029
Total Increase (Decrease)	1,365,099	2,291,217
Net Assets
Beginning of Period	4,649,402	2,358,185
End of Period[1]	6,014,501	4,649,402
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $47,521,000 and ($699,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$31.38	$23.16	$20.34	$20.85	$17.45	$12.92
Investment Operations
Net Investment Income	.260	.441	.423	.417	.371	.300
Net Realized and Unrealized Gain (Loss)
on Investments	2.544	8.218	2.813	(.509)	3.403	4.551
Total from Investment Operations	2.804	8.659	3.236	(.092)	3.774	4.851
Distributions
Dividends from Net Investment Income	(.004)	(.439)	(.416)	(.418)	(.374)	(.321)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.004)	(.439)	(.416)	(.418)	(.374)	(.321)
Net Asset Value, End of Period	$34.18	$31.38	$23.16	$20.34	$20.85	$17.45

Total Return[1]	8.94%	37.42%	15.91%	-0.44%	21.63%	37.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$644	$640	$487	$455	$683	$459
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to
Average Net Assets	1.85%	1.80%	2.21%	1.97%	1.99%	2.14%
Portfolio Turnover Rate[2]	12%	46%	33%	41%	37%	47%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

Admiral Shares
	Six Months			Sept. 27,
	Ended	Year Ended		2011[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$41.30	$30.47	$26.77	$25.00
Investment Operations
Net Investment Income	.375	.638	.598	.157
Net Realized and Unrealized Gain (Loss) on Investments	3.345	10.826	3.692	2.165
Total from Investment Operations	3.720	11.464	4.290	2.322
Distributions
Dividends from Net Investment Income	(.010)	(.634)	(.590)	(.552)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.010)	(.634)	(.590)	(.552)
Net Asset Value, End of Period	$45.01	$41.30	$30.47	$26.77

Total Return[2]	9.01%	37.66%	16.02%	9.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,407	$1,753	$724	$268
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	1.99%	1.95%	2.35%	2.11%[3]
Portfolio Turnover Rate [4]	12%	46%	33%	41%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$79.73	$58.82	$51.67	$52.97	$44.31	$32.80
Investment Operations
Net Investment Income	.723	1.232	1.156	1.134	1.004	.812
Net Realized and Unrealized Gain (Loss)
on Investments	6.466	20.901	7.130	(1.297)	8.669	11.562
Total from Investment Operations	7.189	22.133	8.286	(.163)	9.673	12.374
Distributions
Dividends from Net Investment Income	(.019)	(1.223)	(1.136)	(1.137)	(1.013)	(.864)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.019)	(1.223)	(1.136)	(1.137)	(1.013)	(.864)
Net Asset Value, End of Period	$86.90	$79.73	$58.82	$51.67	$52.97	$44.31

Total Return	9.02%	37.65%	16.04%	-0.32%	21.83%	37.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,964	$2,256	$1,147	$785	$746	$583
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.99%	1.95%	2.35%	2.11%	2.13%	2.30%
Portfolio Turnover Rate[1]	12%	46%	33%	41%	37%	47%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Mid-Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Mid-Cap Value Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $585,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,973,828	—	—
Temporary Cash Investments	54,171	2,000	—
Futures Contracts—Assets[1]	77	—	—
Total	6,028,076	2,000	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	September 2014	107	15,294	263
S&P 500 Index	September 2014	25	12,202	151
E-mini S&P 500 Index	September 2014	118	11,519	38
				452

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mid-Cap Value Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $144,023,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $30,495,000 to offset future net capital gains through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $4,808,870,000. Net unrealized appreciation of investment securities for tax purposes was $1,221,129,000, consisting of unrealized gains of $1,263,910,000 on securities that had risen in value since their purchase and $42,781,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $1,656,965,000 of investment securities and sold $750,469,000 of investment securities, other than temporary cash investments. Purchases and sales include $927,884,000 and $438,223,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Mid-Cap Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	125,821	3,913	270,155	9,766
Issued in Lieu of Cash Distributions	73	2	8,237	266
Redeemed	(175,316)	(5,468)	(296,095)	(10,670)
Net Increase (Decrease)—Investor Shares	(49,422)	(1,553)	(17,703)	(638)
Admiral Shares
Issued	664,028	15,669	989,915	27,334
Issued in Lieu of Cash Distributions	427	10	23,713	583
Redeemed	(197,703)	(4,660)	(341,546)	(9,240)
Net Increase (Decrease)—Admiral Shares	466,752	11,019	672,082	18,677
ETF Shares
Issued	929,591	11,305	1,012,726	14,405
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(453,607)	(5,500)	(410,076)	(5,600)
Net Increase (Decrease)—ETF Shares	475,984	5,805	602,650	8,805

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2013	6/30/2014	Period
Based on Actual Fund Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,060.76	$1.18
Admiral Shares	1,000.00	1,061.44	0.51
Signal Shares	1,000.00	1,061.45	0.51
Institutional Shares	1,000.00	1,061.43	0.41
Institutional Plus Shares	1,000.00	1,061.60	0.31
ETF Shares	1,000.00	1,061.40	0.51
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,078.46	$1.19
Admiral Shares	1,000.00	1,079.30	0.46
Signal Shares	1,000.00	1,079.09	0.46
Institutional Shares	1,000.00	1,079.30	0.41
Institutional Plus Shares	1,000.00	1,079.41	0.31
ETF Shares	1,000.00	1,079.35	0.46
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,067.46	$1.18
Admiral Shares	1,000.00	1,068.12	0.46
ETF Shares	1,000.00	1,068.09	0.46
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,089.36	$1.19
Admiral Shares	1,000.00	1,090.09	0.47
ETF Shares	1,000.00	1,090.18	0.47

Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2013	6/30/2014	Period
Based on Hypothetical 5% Yearly Return
Extended Market Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.30	0.50
Signal Shares	1,000.00	1,024.30	0.50
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.30	0.50
Mid-Cap Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
Institutional Plus Shares	1,000.00	1,024.50	0.30
ETF Shares	1,000.00	1,024.35	0.45
Mid-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.35	0.45
Mid-Cap Value Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.35	0.45
ETF Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Extended Market Index Fund, 0.23% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.10% for ETF Shares; for the Mid-Cap Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for ETF Shares; for the Mid-Cap Growth Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares; and for the Mid-Cap Value Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, and 0.09% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Extended Market Index Fund, Mid-Cap Index Fund, Mid-Cap Growth Index Fund, and Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for each fund. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Extended Market Index: Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

Spliced Mid-Cap Growth Index: MSCI US Mid Cap Growth Index through April 16, 2013; CRSP US Mid Cap Growth Index thereafter.

Spliced Mid-Cap Index: S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index through January 30, 2013; CRSP US Mid Cap Index thereafter.

Spliced Mid-Cap Value Index: MSCI US Mid Cap Value Index through April 16, 2013; CRSP US Mid Cap Value Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
IndependentTrustees	Bioethical Issues.

Emerson U. Fullwood	JoAnn Heffernan Heisen
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer (retired 2009) of Cummins
Chairman and Chief Executive Officer (retired 2009)	Inc. (industrial machinery); Chairman of the Board
and President (2006–2008) of Rohm and Haas Co.	of Hillenbrand, Inc. (specialized consumer services),
(chemicals); Director of Tyco International, Ltd.	and of Oxfam America; Director of SKF AB (industrial
(diversified manufacturing and services), Hewlett-	machinery), Hyster-Yale Materials Handling, Inc.
Packard Co. (electronic computer manufacturing),	(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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any representation regarding the advisability of
All comparative mutual fund data are from Lipper, a	investing in such products.
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q982 082014

Semiannual Report | June 30, 2014

Vanguard U.S. Stock Index Funds

Large-Capitalization Portfolios

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
Growth Index Fund.	10
Value Index Fund.	31
Large-Cap Index Fund.	51
About Your Fund’s Expenses.	75
Trustees Approve Advisory Arrangements.	78
Glossary.	79

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Growth Index Fund
Investor Shares	6.93%
Admiral™ Shares	6.99
Signal® Shares	7.01
Institutional Shares	6.99
ETF Shares
Market Price	6.99
Net Asset Value	7.00
CRSP US Large Cap Growth Index	7.04
Large-Cap Growth Funds Average	4.31
Large-Cap Growth Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Value Index Fund
Investor Shares	7.16%
Admiral Shares	7.23
Signal Shares	7.22
Institutional Shares	7.20
ETF Shares
Market Price	7.18
Net Asset Value	7.23
CRSP US Large Cap Value Index	7.27
Large-Cap Value Funds Average	6.76
Large-Cap Value Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Large-Cap Index Fund
Investor Shares	7.05%
Admiral Shares	7.13
Signal Shares	7.11
Institutional Shares	7.14
ETF Shares
Market Price	7.11
Net Asset Value	7.13
CRSP US Large Cap Index	7.17
Large-Cap Core Funds Average	6.36

Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

2

Your Fund’s Performance at a Glance

December 31, 2013, Through June 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth Index Fund
Investor Shares	$47.87	$50.93	$0.249	$0.000
Admiral Shares	47.87	50.92	0.284	0.000
Signal Shares	44.32	47.16	0.260	0.000
Institutional Shares	47.87	50.92	0.286	0.000
ETF Shares	92.99	98.93	0.550	0.000
Vanguard Value Index Fund
Investor Shares	$29.78	$31.58	$0.323	$0.000
Admiral Shares	29.78	31.58	0.345	0.000
Signal Shares	30.99	32.86	0.357	0.000
Institutional Shares	29.78	31.57	0.346	0.000
ETF Shares	76.34	80.95	0.884	0.000
Vanguard Large-Cap Index Fund
Investor Shares	$34.24	$36.36	$0.286	$0.000
Admiral Shares	42.81	45.46	0.389	0.000
Signal Shares	37.34	39.65	0.335	0.000
Institutional Shares	176.18	187.10	1.607	0.000
ETF Shares	84.76	90.01	0.769	0.000

Chairman’s Letter

Dear Shareholder,

U.S. stocks began the year with a decline but quickly regained momentum to end the first half near record highs. Investors looked beyond obvious challenges—such as the U.S. economy’s first-quarter contraction, rising oil prices, and the World Bank’s reduced estimate for 2014 global growth. Instead, they focused on positives, including lower U.S. unemployment and strong corporate earnings.

In the six months ended June 30, investors generally favored large-cap stocks over small-caps. But mid-cap stocks surpassed both their large- and small-cap rivals.

Vanguard Value Index Fund returned 7.16%, and Vanguard Growth Index Fund returned 6.93%. Vanguard Large-Cap Index Fund, which includes both growth and value stocks, fell in between the two, returning 7.05%. (All returns are for the funds’ Investor Shares.)

The three funds closely tracked their target indexes and exceeded the average returns of their respective peers.

After a slow start to the year, stocks began an upward climb
For the half year, the broad U.S. stock market returned about 7% as the global economy continued to recover, albeit unevenly, and corporate earnings remained solid. Equities were notably resilient, surging ahead after dips caused by turmoil in Iraq and conflict in Ukraine.

4

Citing the U.S. economy’s progress, the Federal Reserve has steadily trimmed its stimulative monthly bond-buying. At the same time, investors have been reassured by the Fed’s decision to keep interest rates low for an extended period.

International stocks overall returned about 6%. Emerging markets, which have rebounded sharply in recent months, were the top performers, followed by developed markets in Europe and then those in the Pacific region.

The period was strong for bonds as yields dropped and prices rose
Bond prices spent most of the six months regaining the ground they lost in 2013. Over the period, the broad U.S. taxable bond market returned 3.93%. The yield of the benchmark 10-year Treasury note ended June at 2.54%, down from almost 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 6.00% amid support from the broad bond market rally, investors’ greater appetite for tax-exempt income, and a decline in the pool of new issues.

Market Barometer
	Total Returns Periods Ended June 30, 2014

	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	7.27%	25.35%	19.25%
Russell 2000 Index (Small-caps)	3.19	23.64	20.21
Russell 3000 Index (Broad U.S. market)	6.94	25.22	19.33
FTSE All-World ex US Index (International)	5.75	21.93	11.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	3.93%	4.37%	4.85%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.00	6.14	5.81
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

CPI
Consumer Price Index	2.27%	2.07%	2.02%

5

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 5.59%.

In June, the European Central Bank made the unprecedented move of lowering a key interest rate below zero, to –0.10%. The drop was intended to avert deflation and induce banks to lend and thus fuel economic growth.

Although the period was strong worldwide for bonds, it’s worth remembering that the current low yields imply lower future returns. As yields drop, the scope for further declines—and increases in prices—diminishes.

Returns remained tiny for money market funds and savings accounts because of the Fed’s target of 0%–0.25% for short-term interest rates.

Health care, technology, and energy fueled the large-cap funds’ results
During the half year, large- and mid-cap stocks stole the show from small-caps, the darlings of last year’s bull market, amid concerns about small-caps’ rising valuations. In general, larger companies generate steadier earnings and higher yields, and their stocks tend to be less volatile. In the most recent period, investors were not as willing to pay higher prices for potentially increased risk. (See the text box on page 7 for more about the performance of small- and large-cap stocks.)

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Growth Index Fund	0.24%	0.09%	0.09%	0.08%	0.09%	1.22%
Value Index Fund	0.24	0.09	0.09	0.08	0.09	1.14
Large-Cap Index Fund	0.24	0.09	0.09	0.08	0.09	1.15

The fund expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the funds’ annualized expense ratios were: for the Growth Index Fund, 0.23% for Investor Shares, 0.09% for
Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; for the Value Index Fund, 0.23% for
Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the
Large-Cap Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and
0.09% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Growth Index Fund, Large-Cap Growth Funds; for the Value Index Fund, Large-Cap Value Funds; and for the Large-Cap
Index Fund, Large-Cap Core Funds.

6

As a whole, value stocks surpassed growth stocks, a difference most pronounced among small-caps. The value fund notched the strongest performance among the trio of large-cap index funds, but not by a huge margin. Each fund in this report benefited greatly from its allocation to three top-performing sectors: health care, technology, and oil & gas.

Health care had the biggest impact on the value fund’s performance. The sector was also a significant contributor to the

Small-cap stocks versus large-caps: A case for diversification

At times, particularly over the past dozen years, small-capitalization stocks have outpaced their large-cap counterparts. This performance edge may appear compelling, but before making any drastic decisions to heavily tilt your portfolio toward small-caps, consider two points.

First, there’s no guarantee that small caps’ performance advantage will persist. As shown in the chart below, these stocks had an extended period of underperformance in the 1990s, and that could happen again.

Second, investing in small companies’ stocks involves additional risks. These firms generally have less business diversification, fewer financial resources, and less management depth than larger enterprises. As a result, their stocks can be highly volatile.

Investors with a heavy allocation to only one segment of the market can end up with greater volatility and less diversification. A better alternative can be a market cap-weighted equity portfolio of stocks of all capitalizations that offers more diversification over the long term.

Small-cap performance relative to large-caps

Chart compares the annual returns of the Russell 2000 Index, a small-cap benchmark, with those of the Russell 1000 Index, a large-cap benchmark.
Source: Vanguard.

large-cap and growth funds. Although there were concerns about certain bio-technology firms being overvalued earlier in the period, the subsector ultimately held up. Biotech and pharmaceutical giants were aided by productive pipelines for new medicines and fewer projections of patent losses. Health care equipment and service providers also did well.

Technology, the growth fund’s largest sector holding, was also a key contributor to the results of the large-cap and value funds. Some of the nation’s largest hardware, software, and internet companies thrived. Global demand for smartphones and internet-related products and services has translated to revenue and profits for companies with the resources and business plans to execute both at home and abroad.

Oil & gas was another source of strength for all three funds. Producers benefited from higher oil prices resulting from geopolitical tensions in Iraq, demand for natural gas during the harsh U.S. winter, and growing reliance on oil in the developing world. Rising natural gas prices also boosted the small utilities sector, which generated some of the funds’ highest returns.

Over the period, some sector heavyweights turned in rather lackluster, albeit positive, returns. For example, financials, the largest sector for both the value and large-cap funds, contributed modestly to their results. The banking and financial services subsectors were the biggest laggards, with several banks posting negative returns. A combination of factors contributed to the sector’s weakness. Some banks had to pay huge settlements to the U.S. government for their role in the credit crisis of 2008–2009. In addition, lending activity during the traditionally brisk spring home-buying season was weaker than expected, and trading activity lessened as the markets generally were less volatile.

Another prominent sector that turned in muted results was consumer services, the second-largest sector in the growth fund. Some food, drug, and general retailers experienced double-digit declines because of a sharp drop in foot traffic. Despite improvements in the U.S. employment outlook, even discount retailers felt the pinch. Increased competition and consumers’ preferences for shopping online and comparing prices contributed to the slump.

Don’t let complacency set your portfolio adrift
At Vanguard, we often warn against letting emotions become entangled with investing. When the financial markets are in turmoil, for example, we’ll caution investors not to let fear lead to rash decisions. But complacency can also stand in the way of achieving financial goals. And lately, conditions may have been leading investors to feel a little too comfortable.

Volatility, a hallmark of stock investing, seems to have vanished for the moment, and returns have been robust. In the more than five years since its March 2009 bottom, the broad U.S. stock market, as

8

measured by the Russell 3000 Index, has produced average annual returns of about 26%. That’s more than double its historical average. In recent weeks, several indexes have reached all-time highs.

The investment winds don’t always blow so favorably, of course. While the smooth sailing lasts, however, it creates risks of its own. In such a calm climate, it can be easy to lose sight of fundamentals, especially the importance of rebalancing. It’s crucial to periodically adjust your asset allocation so that it stays in line with your goals and risk tolerance. Otherwise, you can end up with a portfolio that’s very different from, and potentially riskier than, the one you intended to have.

Whether the market’s moving up, down, or sideways, we always encourage our clients to stay focused on four keys to Vanguard’s timeless principles for investment success: goals, balance, cost, and discipline. (You can read more about our principles in Vanguard’s Principles for Investment Success, available at vanguard.com/research.)

As always, thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 11, 2014

9

Growth Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VIGRX	VIGAX	VIGSX	VIGIX	VUG
Expense Ratio[1]	0.24%	0.09%	0.09%	0.08%	0.09%
30-Day SEC Yield	1.08%	1.22%	1.22%	1.23%	1.22%

Portfolio Characteristics
			DJ
			U.S.
		CRSP US	Total
		Large Cap	Market
		Growth	FA
	Fund	Index	Index
Number of Stocks	370	370	3,730
Median Market Cap	$53.5B	$53.5B	$45.5B
Price/Earnings Ratio	26.0x	26.0x	20.7x
Price/Book Ratio	4.7x	4.7x	2.7x
Return on Equity	21.8%	21.5%	17.4%
Earnings Growth
Rate	19.0%	19.0%	14.4%
Dividend Yield	1.3%	1.3%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	10%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		CRSP US	DJ
		Large Cap	U.S. Total
		Growth	Market
	Fund	Index	FA Index
Basic Materials	1.7%	1.7%	3.1%
Consumer Goods	10.2	10.2	9.9
Consumer Services	19.6	19.7	13.2
Financials	12.5	12.4	18.2
Health Care	11.6	11.6	12.2
Industrials	12.0	12.0	12.9
Oil & Gas	8.5	8.5	9.9
Technology	23.3	23.3	15.1
Telecommunications	0.2	0.2	2.2
Utilities	0.4	0.4	3.3

Volatility Measures
		DJ
		U.S. Total
	Spliced	Market
	Growth Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	6.7%
Google Inc.	Internet	3.9
Coca-Cola Co.	Soft Drinks	2.0
Schlumberger Ltd.	Oil Equipment,
	Services &
	Distribution	1.8
Comcast Corp.	Broadcasting &
	Entertainment	1.7
Oracle Corp.	Software	1.6
Facebook Inc.	Internet	1.6
QUALCOMM Inc.	Semiconductors	1.6
Walt Disney Co.	Broadcasting &
	Entertainment	1.6
Gilead Sciences Inc.	Biotechnology	1.5
Top Ten		24.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares.

10

Growth Index Fund

Investment Focus

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	27.88%	19.33%	8.29%
Admiral Shares	11/13/2000	28.04	19.50	8.43
Signal Shares	6/4/2007	28.08	19.50	7.861
Institutional Shares	5/14/1998	28.08	19.53	8.46
ETF Shares	1/26/2004
Market Price		28.07	19.51	8.42
Net Asset Value		28.07	19.50	8.43
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

12

Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (1.7%)
	Praxair Inc.	1,411,158	187,458
	Ecolab Inc.	1,302,259	144,994
	Sigma-Aldrich Corp.	572,798	58,128
	Eastman Chemical Co.	655,647	57,271
	CONSOL Energy Inc.	1,108,299	51,059
	FMC Corp.	642,104	45,711
	Airgas Inc.	322,295	35,101
*	WR Grace & Co.	349,333	33,022
	Albemarle Corp.	383,383	27,412
	International Flavors &
	Fragrances Inc.	195,536	20,391
	Westlake Chemical Corp.	192,801	16,149
			676,696
Consumer Goods (10.2%)
	Coca-Cola Co.	19,062,107	807,471
	Philip Morris
	International Inc.	7,200,598	607,082
	Monsanto Co.	2,525,727	315,059
	Colgate-Palmolive Co.	4,410,782	300,727
	NIKE Inc. Class B	3,375,550	261,774
	Lorillard Inc.	1,747,462	106,543
	VF Corp.	1,659,421	104,543
*	Tesla Motors Inc.	388,830	93,343
	Mead Johnson
	Nutrition Co.	974,083	90,755
	Estee Lauder Cos. Inc.
	Class A	1,128,214	83,781
*	Michael Kors
	Holdings Ltd.	886,215	78,563
	Harley-Davidson Inc.	1,052,533	73,519
	Keurig Green
	Mountain Inc.	588,224	73,299
	BorgWarner Inc.	1,100,819	71,762
	Hershey Co.	703,075	68,458
*	Constellation Brands Inc.
	Class A	770,591	67,912
	Mattel Inc.	1,635,182	63,723

			Market
			Value
		Shares	($000)
*	Electronic Arts Inc.	1,437,727	51,571
*	Monster Beverage Corp.	725,057	51,501
*	Under Armour Inc. Class A	838,419	49,878
	Ralph Lauren Corp. Class A	298,156	47,911
	Brown-Forman Corp.
	Class B	496,896	46,793
	PVH Corp.	396,395	46,220
	Church & Dwight Co. Inc.	655,083	45,823
	Polaris Industries Inc.	317,611	41,366
*	Mohawk Industries Inc.	298,490	41,293
	Leucadia National Corp.	1,506,774	39,508
	McCormick & Co. Inc.	541,900	38,795
*	Jarden Corp.	590,786	35,063
*	LKQ Corp.	1,309,603	34,953
	Stanley Black &
	Decker Inc.	375,593	32,985
	Hormel Foods Corp.	636,504	31,411
*	WABCO Holdings Inc.	292,686	31,265
	Hanesbrands Inc.	239,522	23,579
*	NVR Inc.	20,249	23,298
^	Herbalife Ltd.	354,572	22,884
	Coach Inc.	659,024	22,532
*	Fossil Group Inc.	206,438	21,577
*	Lululemon Athletica Inc.	501,055	20,283
	Lennar Corp. Class A	418,727	17,578
	DR Horton Inc.	705,344	17,337
	PulteGroup Inc.	821,361	16,559
	Nu Skin Enterprises Inc.
	Class A	120,701	8,927
	Coty Inc. Class A	343,159	5,878
	Lennar Corp. Class B	180	6
			4,135,088
Consumer Services (19.7%)
	Walt Disney Co.	7,511,058	643,998
	Comcast Corp. Class A	10,752,500	577,194
*	Amazon.com Inc.	1,774,002	576,160
	Home Depot Inc.	6,590,457	533,563
	McDonald’s Corp.	4,763,118	479,837
*	Priceline Group Inc.	252,631	303,915
*	eBay Inc.	5,495,999	275,130

13

Growth Index Fund

			Market
			Value
		Shares	($000)
	Starbucks Corp.	3,445,845	266,640
	Twenty-First Century
	Fox Inc. Class A	7,042,242	247,535
	Costco Wholesale Corp.	2,111,753	243,189
	Time Warner Cable Inc.	1,342,876	197,806
*	DIRECTV	2,298,578	195,402
	Yum! Brands Inc.	2,126,170	172,645
	TJX Cos. Inc.	3,205,023	170,347
	Viacom Inc. Class B	1,870,187	162,201
^	CBS Corp. Class B	2,583,995	160,569
*	American Airlines
	Group Inc.	3,468,633	149,012
	Las Vegas Sands Corp.	1,947,031	148,403
*	Netflix Inc.	274,507	120,948
	Comcast Corp.	1,730,206	92,272
*	Chipotle Mexican Grill Inc.
	Class A	149,820	88,770
*	AutoZone Inc.	157,205	84,300
*	Dollar General Corp.	1,462,113	83,867
	Wynn Resorts Ltd.	390,385	81,028
	Starwood Hotels &
	Resorts Worldwide Inc.	925,405	74,791
*	O’Reilly Automotive Inc.	485,702	73,147
	Nielsen NV	1,461,076	70,731
	L Brands Inc.	1,196,247	70,172
	Whole Foods Market Inc.	1,771,778	68,444
	Twenty-First Century
	Fox Inc.	1,954,482	66,902
*	DISH Network Corp.
	Class A	1,010,378	65,755
*	Liberty Interactive Corp.
	Class A	2,226,668	65,375
	Ross Stores Inc.	972,612	64,319
*	Charter Communications
	Inc. Class A	390,177	61,796
	Marriott International Inc.
	Class A	917,220	58,794
*	TripAdvisor Inc.	532,215	57,831
*	CarMax Inc.	1,062,494	55,260
*	Bed Bath & Beyond Inc.	927,848	53,240
	Tiffany & Co.	528,570	52,989
*	Dollar Tree Inc.	947,003	51,574
	Gap Inc.	1,184,926	49,257
*	Discovery
	Communications Inc.
	Class A	643,245	47,780
	Advance Auto Parts Inc.	351,767	47,460
*	MGM Resorts
	International	1,774,315	46,842
	Nordstrom Inc.	686,678	46,646
	Wyndham
	Worldwide Corp.	613,633	46,464
*,^	Sirius XM Holdings Inc.	13,087,916	45,284
	H&R Block Inc.	1,320,547	44,265
	Signet Jewelers Ltd.	386,696	42,765

			Market
			Value
		Shares	($000)
*	IHS Inc. Class A	311,720	42,291
	Tractor Supply Co.	667,800	40,335
	Expedia Inc.	479,495	37,765
	Scripps Networks
	Interactive Inc. Class A	392,582	31,854
	Williams-Sonoma Inc.	431,094	30,944
	Family Dollar Stores Inc.	466,485	30,853
*	Hertz Global Holdings Inc.	1,079,360	30,254
*	Discovery
	Communications Inc.	413,416	30,010
	PetSmart Inc.	478,186	28,596
*	Hilton Worldwide
	Holdings Inc.	1,186,897	27,655
*	Ulta Salon Cosmetics &
	Fragrance Inc.	294,492	26,920
	FactSet Research
	Systems Inc.	193,939	23,327
*	AutoNation Inc.	345,310	20,608
*	Urban Outfitters Inc.	497,614	16,849
*	Norwegian Cruise Line
	Holdings Ltd.	445,022	14,107
	Burger King Worldwide Inc.	508,889	13,852
*	Sprouts Farmers
	Market Inc.	396,889	12,986
*	Hyatt Hotels Corp. Class A	193,976	11,829
	Extended Stay America Inc.	443,605	10,274
*	zulily Inc. Class A	84,752	3,471
	Viacom Inc. Class A	3,936	341
	CBS Corp. Class A	3,238	201
			7,967,936
Financials (12.4%)
	Visa Inc. Class A	2,406,549	507,084
	American Express Co.	5,101,294	483,960
	MasterCard Inc. Class A	4,873,483	358,055
	Simon Property
	Group Inc.	1,496,639	248,861
	American Tower
	Corporation	1,907,505	171,637
	BlackRock Inc.	522,336	166,939
	Charles Schwab Corp.	5,330,933	143,562
	Marsh & McLennan
	Cos. Inc.	2,649,071	137,275
	Public Storage	706,885	121,125
	Crown Castle
	International Corp.	1,608,864	119,474
	Franklin Resources Inc.	1,966,588	113,747
	Equity Residential	1,740,734	109,666
	McGraw Hill Financial Inc.	1,311,170	108,866
	Intercontinental
	Exchange Inc.	554,991	104,838
	T. Rowe Price Group Inc.	1,203,076	101,552
	Prologis Inc.	2,408,544	98,967
^	Weyerhaeuser Co.	2,821,005	93,347
	Health Care REIT Inc.	1,472,275	92,268
	HCP Inc.	2,208,583	91,391

14

Growth Index Fund

			Market
			Value
		Shares	($000)
	Ventas Inc.	1,418,775	90,944
	Moody’s Corp.	1,030,004	90,290
	AvalonBay
	Communities Inc.	624,694	88,825
	Boston Properties Inc.	737,585	87,168
	Vornado Realty Trust	812,973	86,769
	Host Hotels &
	Resorts Inc.	3,648,486	80,303
	Invesco Ltd.	2,085,583	78,731
	General Growth
	Properties Inc.	2,768,458	65,225
	Aon plc	713,186	64,251
	Essex Property Trust Inc.	300,921	55,643
*	Affiliated Managers
	Group Inc.	266,445	54,728
	American Realty Capital
	Properties Inc.	4,291,550	53,773
	SL Green Realty Corp.	459,992	50,328
^	Realty Income Corp.	1,067,006	47,396
	Macerich Co.	678,344	45,280
*	CBRE Group Inc. Class A	1,360,843	43,601
	Kimco Realty Corp.	1,880,343	43,210
	Equifax Inc.	587,623	42,626
	Federal Realty
	Investment Trust	324,109	39,191
	Plum Creek Timber
	Co. Inc.	853,911	38,511
^	Digital Realty Trust Inc.	652,406	38,048
	TD Ameritrade
	Holding Corp.	1,196,836	37,521
	UDR Inc.	1,212,397	34,711
	Lazard Ltd. Class A	620,708	32,004
	Raymond James
	Financial Inc.	612,033	31,048
	Camden Property Trust	391,788	27,876
	Jones Lang LaSalle Inc.	214,759	27,143
	Alexandria Real Estate
	Equities Inc.	345,374	26,815
*	Realogy Holdings Corp.	704,399	26,563
*	MSCI Inc. Class A	562,596	25,795
	SEI Investments Co.	733,905	24,050
	Rayonier Inc.	609,736	21,676
*	Markel Corp.	31,921	20,929
*	Ocwen Financial Corp.	552,666	20,504
	LPL Financial Holdings Inc.	412,026	20,494
	Brixmor Property
	Group Inc.	350,482	8,044
*	Rayonier Advanced
	Materials Inc.	100,546	3,896
			5,046,524
Health Care (11.6%)
*	Gilead Sciences Inc.	7,400,354	613,563
	AbbVie Inc.	7,662,427	432,467
	Amgen Inc.	3,647,954	431,808
*	Biogen Idec Inc.	1,143,008	360,402

			Market
			Value
		Shares	($000)
*	Celgene Corp.	3,859,040	331,414
*	Express Scripts
	Holding Co.	3,736,609	259,059
	Allergan Inc.	1,433,634	242,600
	Thermo Fisher
	Scientific Inc.	1,922,176	226,817
*	Actavis plc	820,452	183,002
*	Alexion
	Pharmaceuticals Inc.	953,354	148,962
*	Forest Laboratories Inc.	1,182,639	117,081
	Stryker Corp.	1,370,396	115,552
*	Illumina Inc.	618,752	110,472
*	Vertex
	Pharmaceuticals Inc.	1,138,403	107,784
*	Regeneron
	Pharmaceuticals Inc.	357,495	100,982
	Perrigo Co. plc	612,667	89,302
	Zoetis Inc.	2,412,678	77,857
*	Intuitive Surgical Inc.	185,126	76,235
*	DaVita HealthCare
	Partners Inc.	979,825	70,861
	CR Bard Inc.	367,575	52,567
*	Henry Schein Inc.	411,558	48,840
*	BioMarin
	Pharmaceutical Inc.	703,467	43,763
*	Edwards Lifesciences Corp.	508,491	43,649
*	Laboratory Corp. of
	America Holdings	408,834	41,865
*	Varian Medical
	Systems Inc.	501,075	41,659
*	Incyte Corp. Ltd.	726,411	40,999
*	Waters Corp.	388,371	40,561
*	Jazz Pharmaceuticals plc	271,875	39,968
^	ResMed Inc.	676,381	34,245
*	IDEXX Laboratories Inc.	247,297	33,031
	DENTSPLY
	International Inc.	683,693	32,373
*	Pharmacyclics Inc.	289,283	25,952
*	Endo International plc	346,151	24,237
*	Quintiles Transnational
	Holdings Inc.	313,513	16,707
*	Envision Healthcare
	Holdings Inc.	391,276	14,051
*	Intercept
	Pharmaceuticals Inc.	55,897	13,227
			4,683,914
Industrials (12.0%)
	3M Co.	3,152,923	451,625
	Union Pacific Corp.	4,368,195	435,727
	United Parcel Service
	Inc. Class B	3,402,970	349,349
	Accenture plc Class A	3,050,155	246,575
	Danaher Corp.	2,864,718	225,539
	Boeing Co.	1,581,139	201,168

15

Growth Index Fund

			Market
			Value
		Shares	($000)
	Automatic Data
	Processing Inc.	2,323,681	184,221
	Precision Castparts Corp.	697,380	176,019
	Cummins Inc.	886,389	136,761
	PACCAR Inc.	1,709,636	107,416
	Agilent Technologies Inc.	1,606,328	92,267
*	LinkedIn Corp. Class A	506,731	86,889
	Sherwin-Williams Co.	408,293	84,480
	Rockwell Automation Inc.	667,305	83,520
	WW Grainger Inc.	296,865	75,484
	Amphenol Corp. Class A	757,372	72,965
*	Fiserv Inc.	1,201,300	72,462
	Roper Industries Inc.	481,094	70,245
*	Alliance Data
	Systems Corp.	247,479	69,603
	Fidelity National
	Information Services Inc.	1,248,493	68,342
*	Pentair plc	933,100	67,295
	Paychex Inc.	1,577,959	65,580
	Fastenal Co.	1,287,873	63,737
	AMETEK Inc.	1,182,784	61,836
	Kansas City Southern	531,897	57,184
	Flowserve Corp.	662,154	49,231
*	United Rentals Inc.	468,432	49,059
*	Stericycle Inc.	408,149	48,333
*	FleetCor Technologies Inc.	359,794	47,421
*	B/E Aerospace Inc.	507,511	46,940
*	Trimble Navigation Ltd.	1,257,964	46,482
	Textron Inc.	1,211,381	46,384
	CH Robinson
	Worldwide Inc.	715,716	45,655
	Pall Corp.	528,877	45,161
*	Verisk Analytics Inc.
	Class A	722,070	43,339
	Vulcan Materials Co.	629,896	40,156
	Expeditors International
	of Washington Inc.	903,912	39,917
	TransDigm Group Inc.	229,587	38,401
	Masco Corp.	1,719,216	38,167
	Rock-Tenn Co. Class A	345,896	36,523
	Wabtec Corp.	441,303	36,447
*	Mettler-Toledo
	International Inc.	140,891	35,671
*	Quanta Services Inc.	1,029,304	35,593
	Sealed Air Corp.	1,040,666	35,560
	Chicago Bridge & Iron
	Co. NV	520,910	35,526
	Towers Watson & Co.
	Class A	338,974	35,331
*	Sensata Technologies
	Holding NV	730,027	34,151
	JB Hunt Transport
	Services Inc.	452,293	33,370
	Cintas Corp.	492,428	31,289
	Hubbell Inc. Class B	250,764	30,882

			Market
			Value
		Shares	($000)
	Robert Half
	International Inc.	629,756	30,065
	Iron Mountain Inc.	832,736	29,520
	Martin Marietta
	Materials Inc.	222,890	29,433
	Donaldson Co. Inc.	689,049	29,161
*	Colfax Corp.	386,842	28,835
	Allison Transmission
	Holdings Inc.	806,562	25,084
	FLIR Systems Inc.	682,605	23,707
	Fortune Brands Home &
	Security Inc.	400,011	15,972
	ADT Corp.	420,829	14,704
	Owens Corning	265,934	10,286
			4,848,045
Oil & Gas (8.5%)
	Schlumberger Ltd.	6,267,162	739,212
	EOG Resources Inc.	2,633,298	307,727
	Halliburton Co.	3,865,656	274,500
	Anadarko Petroleum Corp.	2,433,421	266,387
	Williams Cos. Inc.	3,204,352	186,525
	National Oilwell
	Varco Inc.	2,066,758	170,198
	Pioneer Natural
	Resources Co.	689,505	158,455
	Noble Energy Inc.	1,738,749	134,683
	Kinder Morgan Inc.	3,220,539	116,777
*	Concho Resources Inc.	538,504	77,814
*	Southwestern Energy Co.	1,701,847	77,417
*	Weatherford
	International plc	3,348,532	77,016
	EQT Corp.	694,860	74,281
*	Cheniere Energy Inc.	1,031,978	73,993
*	FMC Technologies Inc.	1,133,602	69,229
	Cabot Oil & Gas Corp.	2,011,385	68,669
*	Cameron
	International Corp.	984,270	66,645
	Range Resources Corp.	749,511	65,170
	Ensco plc Class A	1,126,695	62,610
	Cimarex Energy Co.	419,137	60,129
*	Whiting Petroleum Corp.	573,578	46,030
	Oceaneering
	International Inc.	520,782	40,689
	Core Laboratories NV	216,259	36,128
*	Continental Resources Inc.	224,239	35,439
	Helmerich & Payne Inc.	247,115	28,693
*	Cobalt International
	Energy Inc.	1,491,301	27,365
	SM Energy Co.	323,256	27,186
	QEP Resources Inc.	781,226	26,952
*	Dresser-Rand Group Inc.	368,574	23,489
	Noble Corp. plc	612,698	20,562
*	Antero Resources Corp.	252,498	16,571
	Rowan Cos. plc Class A	300,259	9,587
			3,466,128

16

Growth Index Fund

			Market
			Value
		Shares	($000)
Technology (23.3%)
	Apple Inc.	29,056,554	2,700,226
*	Google Inc. Class C	1,381,386	794,684
*	Google Inc. Class A	1,357,334	793,592
	Oracle Corp.	16,115,324	653,154
*	Facebook Inc. Class A	9,607,606	646,496
	QUALCOMM Inc.	8,133,683	644,188
	EMC Corp.	9,865,816	259,866
	Texas Instruments Inc.	5,200,579	248,536
*	Micron Technology Inc.	5,156,816	169,917
*	Adobe Systems Inc.	2,279,118	164,917
*	salesforce.com inc	2,811,482	163,291
*	Yahoo! Inc.	4,367,633	153,435
*	Cognizant Technology
	Solutions Corp. Class A	2,932,782	143,442
	SanDisk Corp.	1,090,334	113,864
	Intuit Inc.	1,299,854	104,677
*	Twitter Inc.	2,129,751	87,256
	Analog Devices Inc.	1,512,862	81,800
	Avago Technologies Ltd.
	Class A	1,083,727	78,104
*	Cerner Corp.	1,489,507	76,829
	Applied Materials Inc.	2,934,314	66,169
*	Autodesk Inc.	1,098,424	61,929
	Xilinx Inc.	1,293,713	61,206
	NetApp Inc.	1,597,404	58,337
	KLA-Tencor Corp.	799,267	58,059
	Linear Technology Corp.	1,140,672	53,691
*	Juniper Networks Inc.	2,169,613	53,242
	Lam Research Corp.	781,748	52,831
	Altera Corp.	1,509,941	52,486
*	Red Hat Inc.	912,992	50,461
*	Equinix Inc.	239,971	50,415
*	Akamai Technologies Inc.	815,333	49,784
*	Citrix Systems Inc.	789,955	49,412
	NVIDIA Corp.	2,554,389	47,358
	Maxim Integrated
	Products Inc.	1,363,227	46,091
	Microchip Technology Inc.	917,231	44,770
*	Catamaran Corp.	997,173	44,035
	Skyworks Solutions Inc.	913,961	42,920
*	Workday Inc. Class A	456,821	41,050
*	F5 Networks Inc.	365,000	40,676
*	VMware Inc. Class A	409,032	39,598
*	ServiceNow Inc.	588,541	36,466
*	ANSYS Inc.	446,753	33,873
*	VeriSign Inc.	633,582	30,925
*	Teradata Corp.	760,141	30,558
*,^	3D Systems Corp.	501,291	29,977
*	Cree Inc.	587,809	29,361
*	Gartner Inc.	413,101	29,132
*	Splunk Inc.	484,437	26,804
*	Rackspace Hosting Inc.	547,816	18,439
*	NetSuite Inc.	164,324	14,276
*,^	FireEye Inc.	321,457	13,035
*	MICROS Systems Inc.	180,242	12,238

			Market
			Value
		Shares	($000)
*	Informatica Corp.	263,431	9,391
*	Premier Inc. Class A	154,254	4,473
			9,461,742
Telecommunications (0.2%)
*	SBA Communications
	Corp. Class A	621,069	63,536
*	Level 3
	Communications Inc.	857,301	37,644
			101,180
Utilities (0.4%)
	ONEOK Inc.	1,000,802	68,135
*	Calpine Corp.	1,939,442	46,178
	NRG Energy Inc.	812,809	30,236
			144,549
Total Common Stocks
(Cost $25,198,648)			40,531,802
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.111%	88,710,254	88,710

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Fannie Mae Discount Notes,
	0.060%, 8/27/14	1,000	1,000
6	Federal Home Loan
	Bank Discount Notes,
	0.090%–0.110%, 7/16/14	900	900
6	Federal Home Loan
	Bank Discount Notes,
	0.090%, 8/6/14	600	600
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.065%, 8/29/14	500	500
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.081%, 9/19/14	2,000	1,999
[4,5]	Freddie Mac Discount Notes,
	0.077%, 10/20/14	1,000	1,000
			5,999
Total Temporary Cash Investments
(Cost $94,710)			94,709
Total Investments (100.2%)
(Cost $25,293,358)			40,626,511
Other Assets and Liabilities (-0.2%)
Other Assets			98,517
Liabilities[3]			(176,223)
			(77,706)
Net Assets (100%)			40,548,805

17

Growth Index Fund

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	25,597,895
Overdistributed Net Investment Income	(16,127)
Accumulated Net Realized Losses	(366,468)
Unrealized Appreciation (Depreciation)
Investment Securities	15,333,153
Futures Contracts	352
Net Assets	40,548,805

Investor Shares—Net Assets
Applicable to 71,453,290 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,639,067
Net Asset Value Per Share—
Investor Shares	$50.93

Admiral Shares—Net Assets
Applicable to 205,899,747 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,485,279
Net Asset Value Per Share—
Admiral Shares	$50.92

Amount
($000)
Signal Shares—Net Assets
Applicable to 66,160,478 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,119,948
Net Asset Value Per Share—
Signal Shares	$47.16

Institutional Shares—Net Assets
Applicable to 166,859,770 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,496,946
Net Asset Value Per Share—
Institutional Shares	$50.92

ETF Shares—Net Assets
Applicable to 149,678,970 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,807,565
Net Asset Value Per Share—
ETF Shares	$98.93

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $65,277,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $67,924,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,510,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Growth Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	251,761
Interest[1]	36
Securities Lending	958
Total Income	252,755
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,278
Management and Administrative—Investor Shares	3,532
Management and Administrative—Admiral Shares	2,869
Management and Administrative—Signal Shares	1,094
Management and Administrative—Institutional Shares	1,943
Management and Administrative—ETF Shares	3,945
Marketing and Distribution—Investor Shares	367
Marketing and Distribution—Admiral Shares	587
Marketing and Distribution—Signal Shares	586
Marketing and Distribution—Institutional Shares	940
Marketing and Distribution—ETF Shares	1,568
Custodian Fees	151
Shareholders’ Reports—Investor Shares	73
Shareholders’ Reports—Admiral Shares	57
Shareholders’ Reports—Signal Shares	19
Shareholders’ Reports—Institutional Shares	36
Shareholders’ Reports—ETF Shares	116
Trustees’ Fees and Expenses	12
Total Expenses	19,173
Net Investment Income	233,582
Realized Net Gain (Loss)
Investment Securities Sold	542,459
Futures Contracts	4,301
Realized Net Gain (Loss)	546,760
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,856,578
Futures Contracts	(102)
Change in Unrealized Appreciation (Depreciation)	1,856,476
Net Increase (Decrease) in Net Assets Resulting from Operations	2,636,818
1 Interest income from an affiliated company of the fund was $33,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	233,582	431,962
Realized Net Gain (Loss)	546,760	1,653,212
Change in Unrealized Appreciation (Depreciation)	1,856,476	6,933,141
Net Increase (Decrease) in Net Assets Resulting from Operations	2,636,818	9,018,315
Distributions
Net Investment Income
Investor Shares	(18,325)	(40,362)
Admiral Shares	(53,116)	(91,897)
Signal Shares	(21,853)	(57,566)
Institutional Shares	(48,052)	(93,443)
ETF Shares	(81,331)	(149,475)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(222,677)	(432,743)
Capital Share Transactions
Investor Shares	(215,065)	(384,430)
Admiral Shares	2,009,656	332,128
Signal Shares	(1,786,697)	6,446
Institutional Shares	(29,497)	(25,279)
ETF Shares	670,818	1,895,714
Net Increase (Decrease) from Capital Share Transactions	649,215	1,824,579
Total Increase (Decrease)	3,063,356	10,410,151
Net Assets
Beginning of Period	37,485,449	27,075,298
End of Period[1]	40,548,805	37,485,449
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($16,127,000) and ($27,032,000).

See accompanying Notes, which are an integral part of the Financial Statements.

20

Growth Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$47.87	$36.65	$31.79	$31.60	$27.32	$20.29
Investment Operations
Net Investment Income	.263	.508	.509	.351	.315	.276
Net Realized and Unrealized Gain (Loss)
on Investments	3.046	11.219	4.853	.183	4.284	7.035
Total from Investment Operations	3.309	11.727	5.362	.534	4.599	7.311
Distributions
Dividends from Net Investment Income	(.249)	(.507)	(.502)	(.344)	(.319)	(.281)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.249)	(.507)	(.502)	(.344)	(.319)	(.281)
Net Asset Value, End of Period	$50.93	$47.87	$36.65	$31.79	$31.60	$27.32

Total Return[1]	6.93%	32.16%	16.89%	1.71%	16.96%	36.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,639	$3,630	$3,105	$2,897	$3,843	$5,770
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to
Average Net Assets	1.14%	1.22%	1.45%	1.10%	1.13%	1.20%
Portfolio Turnover Rate[2]	10%	32%	21%	23%	26%	29%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Growth Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$47.87	$36.64	$31.79	$31.60	$27.32	$20.30
Investment Operations
Net Investment Income	.298	.572	.560	.399	.357	.308
Net Realized and Unrealized Gain (Loss)
on Investments	3.036	11.229	4.842	.185	4.282	7.027
Total from Investment Operations	3.334	11.801	5.402	.584	4.639	7.335
Distributions
Dividends from Net Investment Income	(.284)	(.571)	(.552)	(.394)	(.359)	(.315)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.284)	(.571)	(.552)	(.394)	(.359)	(.315)
Net Asset Value, End of Period	$50.92	$47.87	$36.64	$31.79	$31.60	$27.32

Total Return[1]	6.99%	32.40%	17.01%	1.87%	17.12%	36.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,485	$7,903	$5,774	$4,819	$4,712	$1,641
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.28%	1.37%	1.59%	1.24%	1.27%	1.34%
Portfolio Turnover Rate[2]	10%	32%	21%	23%	26%	29%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Growth Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$44.32	$33.93	$29.44	$29.26	$25.30	$18.80
Investment Operations
Net Investment Income	.274	.530	.519	.369	.331	.286
Net Realized and Unrealized Gain (Loss)
on Investments	2.826	10.389	4.483	.175	3.963	6.507
Total from Investment Operations	3.100	10.919	5.002	.544	4.294	6.793
Distributions
Dividends from Net Investment Income	(.260)	(.529)	(.512)	(.364)	(.334)	(.293)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.260)	(.529)	(.512)	(.364)	(.334)	(.293)
Net Asset Value, End of Period	$47.16	$44.32	$33.93	$29.44	$29.26	$25.30

Total Return	7.01%	32.37%	17.01%	1.88%	17.11%	36.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,120	$4,672	$3,540	$2,402	$1,658	$1,428
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.28%	1.37%	1.59%	1.24%	1.27%	1.34%
Portfolio Turnover Rate[1]	10%	32%	21%	23%	26%	29%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Growth Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$47.87	$36.64	$31.79	$31.60	$27.32	$20.30
Investment Operations
Net Investment Income	.300	.576	.567	.405	.369	.322
Net Realized and Unrealized Gain (Loss)
on Investments	3.036	11.229	4.842	.186	4.283	7.027
Total from Investment Operations	3.336	11.805	5.409	.591	4.652	7.349
Distributions
Dividends from Net Investment Income	(.286)	(.575)	(.559)	(.401)	(.372)	(.329)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.286)	(.575)	(.559)	(.401)	(.372)	(.329)
Net Asset Value, End of Period	$50.92	$47.87	$36.64	$31.79	$31.60	$27.32

Total Return	6.99%	32.41%	17.04%	1.89%	17.17%	36.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,497	$8,015	$6,189	$4,726	$3,934	$2,913
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.29%	1.38%	1.61%	1.26%	1.31%	1.40%
Portfolio Turnover Rate[1]	10%	32%	21%	23%	26%	29%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Growth Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$92.99	$71.19	$61.76	$61.39	$53.08	$39.43
Investment Operations
Net Investment Income	.578	1.112	1.087	.776	.695	.598
Net Realized and Unrealized Gain (Loss)
on Investments	5.912	21.798	9.416	.360	8.315	13.666
Total from Investment Operations	6.490	22.910	10.503	1.136	9.010	14.264
Distributions
Dividends from Net Investment Income	(.550)	(1.110)	(1.073)	(.766)	(.700)	(.614)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.550)	(1.110)	(1.073)	(.766)	(.700)	(.614)
Net Asset Value, End of Period	$98.93	$92.99	$71.19	$61.76	$61.39	$53.08

Total Return	7.00%	32.38%	17.03%	1.87%	17.11%	36.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,808	$13,265	$8,467	$6,046	$5,099	$3,917
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	1.28%	1.37%	1.59%	1.24%	1.27%	1.34%
Portfolio Turnover Rate[1]	10%	32%	21%	23%	26%	29%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

26

Growth Index Fund

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

27

Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $4,064,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.63% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	40,531,802	—	—
Temporary Cash Investments	88,710	5,999	—
Futures Contracts—Assets[1]	7	—	—
Total	40,620,519	5,999	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2014	58	28,310	350
E-mini S&P 500 Index	September 2014	55	5,369	2
				352

28

Growth Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $601,092,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $300,177,000 to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $25,293,358,000. Net unrealized appreciation of investment securities for tax purposes was $15,333,153,000, consisting of unrealized gains of $15,536,962,000 on securities that had risen in value since their purchase and $203,809,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $4,328,505,000 of investment securities and sold $3,621,838,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,262,921,000 and $1,637,556,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

29

Growth Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	210,996	4,362	431,291	10,400
Issued in Lieu of Cash Distributions	17,243	350	37,960	887
Redeemed	(443,304)	(9,096)	(853,681)	(20,181)
Net Increase (Decrease)—Investor Shares	(215,065)	(4,384)	(384,430)	(8,894)
Admiral Shares
Issued	2,406,099	48,986	945,498	22,310
Issued in Lieu of Cash Distributions	48,482	981	85,033	1,981
Redeemed	(444,925)	(9,176)	(698,403)	(16,754)
Net Increase (Decrease)—Admiral Shares	2,009,656	40,791	332,128	7,537
Signal Shares
Issued	456,679	10,251	1,478,192	38,454
Issued in Lieu of Cash Distributions	19,025	419	49,030	1,236
Redeemed	(2,262,401)	(49,911)	(1,520,776)	(38,618)
Net Increase (Decrease)—Signal Shares	(1,786,697)	(39,241)	6,446	1,072
Institutional Shares
Issued	839,143	17,349	1,695,058	40,508
Issued in Lieu of Cash Distributions	44,770	908	86,390	2,012
Redeemed	(913,410)	(18,841)	(1,806,727)	(43,962)
Net Increase (Decrease)—Institutional Shares	(29,497)	(584)	(25,279)	(1,442)
ETF Shares
Issued	2,321,097	24,330	4,351,346	53,707
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,650,279)	(17,300)	(2,455,632)	(30,000)
Net Increase (Decrease)—ETF Shares	670,818	7,030	1,895,714	23,707

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

30

Value Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VIVAX	VVIAX	VVISX	VIVIX	VTV
Expense Ratio[1]	0.24%	0.09%	0.09%	0.08%	0.09%
30-Day SEC Yield	2.18%	2.32%	2.32%	2.33%	2.32%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund Value Index		Index
Number of Stocks	311	311	3,730
Median Market Cap	$74.9B	$72.8B	$45.5B
Price/Earnings Ratio	16.4x	16.6x	20.7x
Price/Book Ratio	2.1x	2.1x	2.7x
Return on Equity	16.3%	16.2%	17.4%
Earnings Growth
Rate	11.1%	10.7%	14.4%
Dividend Yield	2.4%	2.4%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	8%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US U.S. Total
		Large Cap	Market
	Fund Value Index		FA Index
Basic Materials	3.9%	3.9%	3.1%
Consumer Goods	10.2	10.2	9.9
Consumer Services	7.4	7.4	13.2
Financials	21.5	21.6	18.2
Health Care	13.3	13.3	12.2
Industrials	11.7	11.7	12.9
Oil & Gas	11.9	11.9	9.9
Technology	10.1	10.0	15.1
Telecommunications	4.3	4.3	2.2
Utilities	5.7	5.7	3.3

Volatility Measures
		DJ
		U.S. Total
	Spliced	Market
	Value Index	FA Index
R-Squared	1.00	0.95
Beta	1.00	0.94
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil & Gas	4.2%
Microsoft Corp.	Software	3.0
Johnson & Johnson	Pharmaceuticals	2.9
Wells Fargo & Co.	Banks	2.7
General Electric Co.	Diversified Industrials	2.6
Chevron Corp.	Integrated Oil & Gas	2.4
Berkshire Hathaway Inc. Reinsurance		2.3
JPMorgan Chase & Co.	Banks	2.1
Procter & Gamble Co.	Nondurable
	Household Products	2.1
Verizon Communications	Fixed Line
Inc.	Telecommunications	2.0
Top Ten		26.3%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares,
0.08% for Institutional Shares, and 0.09% for ETF Shares.

31

Value Index Fund

Investment Focus

32

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/2/1992	22.19%	18.29%	7.73%
Admiral Shares	11/13/2000	22.37	18.46	7.86
Signal Shares	6/4/2007	22.37	18.47	4.151
Institutional Shares	7/2/1998	22.39	18.48	7.89
ETF Shares	1/26/2004
Market Price		22.34	18.46	7.86
Net Asset Value		22.40	18.46	7.86
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

33

Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.9%)
Dow Chemical Co.	3,823,594	196,762
EI du Pont de Nemours
& Co.	2,916,392	190,849
LyondellBasell Industries
NV Class A	1,422,649	138,922
Freeport-McMoRan
Copper & Gold Inc.	3,296,736	120,331
PPG Industries Inc.	438,773	92,208
Air Products &
Chemicals Inc.	673,948	86,683
International Paper Co.	1,374,872	69,390
Alcoa Inc.	3,720,027	55,391
Mosaic Co.	1,025,515	50,712
Nucor Corp.	1,011,023	49,793
Newmont Mining Corp.	1,583,119	40,275
CF Industries Holdings Inc.	165,290	39,757
Celanese Corp. Class A	494,996	31,818
Ashland Inc.	247,342	26,896
Huntsman Corp.	654,909	18,403
Reliance Steel &
Aluminum Co.	235,599	17,366
Avery Dennison Corp.	302,123	15,484
Peabody Energy Corp.	870,735	14,236
International Flavors
& Fragrances Inc.	128,914	13,443
		1,268,719
Consumer Goods (10.2%)
Procter & Gamble Co.	8,592,048	675,249
PepsiCo Inc.	4,814,082	430,090
Altria Group Inc.	6,307,483	264,536
Ford Motor Co.	12,331,546	212,596
Mondelez International
Inc. Class A	5,102,893	191,920
General Motors Co.	4,073,046	147,852
Kimberly-Clark Corp.	1,195,859	133,003
Kraft Foods Group Inc.	1,889,444	113,272
Johnson Controls Inc.	2,107,975	105,251
General Mills Inc.	1,950,360	102,472

			Market
			Value
		Shares	($000)
	Archer-Daniels-
	Midland Co.	2,077,248	91,627
	Delphi Automotive plc	963,802	66,252
	Reynolds American Inc.	1,020,750	61,602
	Kellogg Co.	911,978	59,917
	Genuine Parts Co.	463,236	40,672
	ConAgra Foods Inc.	1,336,845	39,678
	Clorox Co.	408,118	37,302
	Dr Pepper Snapple
	Group Inc.	623,467	36,523
	Activision Blizzard Inc.	1,588,768	35,430
	Whirlpool Corp.	246,928	34,377
	Coca-Cola Enterprises Inc.	718,425	34,326
	Molson Coors Brewing Co.
	Class B	459,710	34,092
	Bunge Ltd.	443,696	33,561
	JM Smucker Co.	312,318	33,284
	Tyson Foods Inc. Class A	883,654	33,172
*	TRW Automotive
	Holdings Corp.	351,575	31,473
	Campbell Soup Co.	597,809	27,386
	Newell Rubbermaid Inc.	878,415	27,222
	Energizer Holdings Inc.	195,787	23,892
	Lear Corp.	258,882	23,123
	Stanley Black &
	Decker Inc.	247,037	21,695
	Avon Products Inc.	1,379,008	20,147
	Hasbro Inc.	370,851	19,674
	Coach Inc.	434,003	14,839
	Lennar Corp. Class A	277,045	11,630
	DR Horton Inc.	464,363	11,414
	PulteGroup Inc.	540,731	10,901
	Lennar Corp. Class B	1,431	51
			3,291,503
Consumer Services (7.4%)
	Wal-Mart Stores Inc.	5,123,881	384,650
	CVS Caremark Corp.	3,712,580	279,817
	Walgreen Co.	2,727,428	202,184
	Time Warner Inc.	2,661,137	186,945
	Lowe’s Cos. Inc.	3,165,648	151,920

34

Value Index Fund

			Market
			Value
		Shares	($000)
	McKesson Corp.	732,331	136,367
	Target Corp.	2,011,285	116,554
	Delta Air Lines Inc.	2,691,201	104,203
	Kroger Co.	1,536,916	75,970
	Cardinal Health Inc.	1,079,702	74,024
	Sysco Corp.	1,855,310	69,481
	Macy’s Inc.	1,148,319	66,626
	Southwest Airlines Co.	2,195,917	58,982
	Omnicom Group Inc.	820,464	58,433
	Carnival Corp.	1,411,111	53,128
	AmerisourceBergen Corp.
	Class A	681,052	49,485
*	United Continental
	Holdings Inc.	1,189,204	48,841
*	Liberty Media Corp.
	Class A	298,353	40,779
	Kohl’s Corp.	592,132	31,194
*	News Corp. Class A	1,540,106	27,630
	Best Buy Co. Inc.	884,841	27,439
	Interpublic Group of
	Cos. Inc.	1,344,919	26,239
	Safeway Inc.	731,007	25,103
	Royal Caribbean
	Cruises Ltd.	424,497	23,602
	Staples Inc.	2,052,787	22,252
*	Hertz Global Holdings Inc.	710,477	19,915
	Darden Restaurants Inc.	419,580	19,414
	Aramark	184,588	4,777
*,^	Sears Holdings Corp.	86,337	3,450
*	News Corp. Class B	12,704	222
			2,389,626
Financials (21.5%)
	Wells Fargo & Co.	16,724,008	879,014
*	Berkshire Hathaway Inc.
	Class B	5,782,610	731,847
	JPMorgan Chase & Co.	12,017,295	692,437
	Bank of America Corp.	33,390,213	513,208
	Citigroup Inc.	9,163,842	431,617
	American International
	Group Inc.	4,593,559	250,716
	US Bancorp	5,763,542	249,677
	Goldman Sachs
	Group Inc.	1,277,983	213,985
	MetLife Inc.	2,859,793	158,890
	Morgan Stanley	4,695,070	151,792
	PNC Financial Services
	Group Inc.	1,696,397	151,064
	Capital One
	Financial Corp.	1,814,105	149,845
	Bank of New York
	Mellon Corp.	3,619,361	135,654
	Prudential Financial Inc.	1,460,009	129,605
	Travelers Cos. Inc.	1,102,834	103,744
	ACE Ltd.	964,586	100,028
	Discover Financial
	Services	1,479,890	91,724

			Market
			Value
		Shares	($000)
	BB&T Corp.	2,279,721	89,889
	Aflac Inc.	1,441,420	89,728
	State Street Corp.	1,298,816	87,358
	Allstate Corp.	1,377,543	80,889
	Ameriprise Financial Inc.	602,612	72,313
	CME Group Inc.	1,012,459	71,834
	Chubb Corp.	775,956	71,520
	SunTrust Banks Inc.	1,691,123	67,746
	Fifth Third Bancorp	2,700,335	57,652
	Hartford Financial
	Services Group Inc.	1,429,802	51,201
	Principal Financial
	Group Inc.	933,782	47,137
	M&T Bank Corp.	375,660	46,601
	Regions Financial Corp.	4,377,116	46,485
	Northern Trust Corp.	713,044	45,785
	Loews Corp.	981,684	43,204
	Lincoln National Corp.	837,330	43,072
	Progressive Corp.	1,691,029	42,884
	Aon plc	471,691	42,495
	KeyCorp	2,803,569	40,175
	Annaly Capital
	Management Inc.	3,007,663	34,378
	Western Union Co.	1,710,565	29,661
	Comerica Inc.	576,722	28,928
	Unum Group	817,230	28,407
	XL Group plc Class A	861,665	28,202
	CIT Group Inc.	614,049	28,099
*	Genworth Financial Inc.
	Class A	1,575,288	27,410
	Fidelity National Financial
	Inc. Class A	834,852	27,350
	American Capital
	Agency Corp.	1,119,974	26,219
	Huntington
	Bancshares Inc.	2,627,307	25,064
	Navient Corp.	1,342,039	23,768
	Cincinnati Financial Corp.	493,086	23,688
*	Arch Capital Group Ltd.	406,321	23,339
	First Republic Bank	418,607	23,019
	Torchmark Corp.	278,764	22,836
	Willis Group Holdings plc	510,908	22,122
	New York Community
	Bancorp Inc.	1,344,045	21,478
*	Ally Financial Inc.	836,213	19,994
	Everest Re Group Ltd.	117,020	18,781
	Zions Bancorporation	590,946	17,415
	Reinsurance Group of
	America Inc. Class A	219,204	17,295
	Legg Mason Inc.	333,649	17,120
	PartnerRe Ltd.	152,309	16,634
	Voya Financial Inc.	444,421	16,150
	People’s United
	Financial Inc.	993,746	15,075
	WR Berkley Corp.	324,151	15,011
	Hudson City Bancorp Inc.	1,522,096	14,962

35

Value Index Fund

			Market
			Value
		Shares	($000)
	NASDAQ OMX Group Inc.	378,547	14,619
*	Markel Corp.	21,080	13,821
	Axis Capital Holdings Ltd.	307,870	13,632
*	Alleghany Corp.	24,809	10,869
	Assurant Inc.	113,968	7,471
	SLM Corp.	672,631	5,590
	Santander Consumer
	USA Holdings Inc.	278,491	5,414
*	Berkshire Hathaway Inc.
	Class A	14	2,659
			6,959,295
Health Care (13.3%)
	Johnson & Johnson	8,983,033	939,805
	Pfizer Inc.	20,229,248	600,404
	Merck & Co. Inc.	9,279,332	536,809
	Bristol-Myers Squibb Co.	5,261,975	255,258
	UnitedHealth Group Inc.	3,111,311	254,350
	Medtronic Inc.	3,172,294	202,266
	Eli Lilly & Co.	3,199,332	198,903
	Abbott Laboratories	4,767,356	194,985
	Covidien plc	1,430,952	129,043
	Baxter International Inc.	1,716,835	124,127
	WellPoint Inc.	887,639	95,519
	Aetna Inc.	1,134,323	91,971
	Cigna Corp.	852,649	78,418
	Becton Dickinson and Co.	613,136	72,534
	Humana Inc.	491,363	62,757
	St. Jude Medical Inc.	902,406	62,492
*	Mylan Inc.	1,186,391	61,170
*	HCA Holdings Inc.	1,022,674	57,658
	Zimmer Holdings Inc.	532,608	55,317
*	Boston Scientific Corp.	4,199,458	53,627
*	CareFusion Corp.	658,183	29,190
	Universal Health
	Services Inc. Class B	290,344	27,803
*	Hospira Inc.	533,481	27,405
	Quest Diagnostics Inc.	458,544	26,912
*	Hologic Inc.	745,986	18,911
*	Endo International plc	229,763	16,088
	Patterson Cos. Inc.	266,244	10,519
			4,284,241
Industrials (11.7%)
	General Electric Co.	31,840,153	836,759
	United
	Technologies Corp.	2,764,704	319,185
	Honeywell
	International Inc.	2,362,358	219,581
	Caterpillar Inc.	1,982,304	215,417
	Emerson Electric Co.	2,227,222	147,798
	Lockheed Martin Corp.	861,284	138,434
	FedEx Corp.	891,161	134,904
	Boeing Co.	1,041,652	132,529
	Eaton Corp. plc	1,512,979	116,772
	Illinois Tool Works Inc.	1,244,093	108,933
	General Dynamics Corp.	924,931	107,801

			Market
			Value
		Shares	($000)
	Deere & Co.	1,154,614	104,550
	Norfolk Southern Corp.	982,777	101,256
	CSX Corp.	3,187,703	98,213
	Raytheon Co.	992,957	91,600
	TE Connectivity Ltd.	1,297,234	80,221
	Northrop Grumman Corp.	611,637	73,170
	Tyco International Ltd.	1,464,490	66,781
	Waste Management Inc.	1,403,046	62,758
	Parker Hannifin Corp.	472,614	59,422
	Ingersoll-Rand plc	813,875	50,875
	Dover Corp.	528,378	48,056
	Xerox Corp.	3,519,836	43,787
	Fluor Corp.	505,069	38,840
	Rockwell Collins Inc.	430,093	33,608
	Republic Services Inc.
	Class A	848,280	32,209
	L-3 Communications
	Holdings Inc.	247,520	29,888
	Ball Corp.	442,597	27,742
	MeadWestvaco Corp.	532,849	23,584
	Xylem Inc.	583,367	22,798
*	Crown Holdings Inc.	442,217	22,005
	Manpowergroup Inc.	252,680	21,440
*	Jacobs Engineering
	Group Inc.	400,510	21,339
	MDU Resources
	Group Inc.	577,074	20,255
	Joy Global Inc.	317,041	19,523
	Avnet Inc.	439,214	19,462
*	Arrow Electronics Inc.	316,234	19,104
	Timken Co.	260,649	17,682
	AGCO Corp.	270,543	15,210
	SPX Corp.	125,155	13,543
	ADT Corp.	275,823	9,637
*	Owens-Illinois Inc.	264,501	9,162
	Owens Corning	177,756	6,876
	KBR Inc.	234,112	5,584
			3,788,293
Oil & Gas (11.8%)
	Exxon Mobil Corp.	13,635,508	1,372,823
	Chevron Corp.	6,044,521	789,112
	ConocoPhillips	3,897,516	334,134
	Occidental
	Petroleum Corp.	2,494,531	256,014
	Phillips 66	1,796,113	144,461
	Apache Corp.	1,224,260	123,185
	Baker Hughes Inc.	1,383,704	103,017
	Devon Energy Corp.	1,229,861	97,651
	Hess Corp.	897,525	88,756
	Marathon Oil Corp.	2,145,917	85,665
	Valero Energy Corp.	1,693,608	84,850
	Marathon Petroleum Corp.	824,508	64,369
	Chesapeake Energy Corp.	1,903,324	59,155
	Murphy Oil Corp.	541,088	35,972
	HollyFrontier Corp.	630,729	27,557

36

Value Index Fund

			Market
			Value
		Shares	($000)
	Nabors Industries Ltd.	900,584	26,450
	OGE Energy Corp.	634,908	24,812
	Tesoro Corp.	410,434	24,080
	Denbury Resources Inc.	1,116,424	20,609
	Energen Corp.	230,970	20,529
	Helmerich & Payne Inc.	163,247	18,955
	Noble Corp. plc	407,069	13,661
^	Diamond Offshore
	Drilling Inc.	217,585	10,799
			3,826,616
Technology (10.1%)
	Microsoft Corp.	23,605,632	984,355
	International Business
	Machines Corp.	3,213,897	582,583
	Intel Corp.	15,806,713	488,427
	Cisco Systems Inc.	16,266,864	404,232
	Hewlett-Packard Co.	6,017,981	202,686
	Corning Inc.	4,153,637	91,172
	Western Digital Corp.	708,705	65,414
	Broadcom Corp. Class A	1,699,166	63,073
	Seagate Technology plc	984,636	55,947
	Symantec Corp.	2,196,009	50,289
	Motorola Solutions Inc.	726,827	48,385
	Applied Materials Inc.	1,937,310	43,686
	Computer Sciences Corp.	459,851	29,063
	CA Inc.	984,113	28,283
	Harris Corp.	338,049	25,607
	Garmin Ltd.	370,928	22,590
*	Synopsys Inc.	494,491	19,196
	Marvell Technology
	Group Ltd.	1,291,587	18,508
*	Nuance
	Communications Inc.	811,681	15,235
*	IMS Health Holdings Inc.	263,330	6,762
			3,245,493
Telecommunications (4.3%)
	Verizon
	Communications Inc.	13,149,033	643,382
	AT&T Inc.	16,480,933	582,766
	CenturyLink Inc.	1,817,846	65,806
*	T-Mobile US Inc.	890,861	29,951
*	Sprint Corp.	2,515,855	21,460
^	Windstream Holdings Inc.	1,913,894	19,062
	Frontier
	Communications Corp.	3,190,862	18,635
			1,381,062
Utilities (5.7%)
	Duke Energy Corp.	2,246,072	166,636
	NextEra Energy Inc.	1,384,148	141,848
	Dominion Resources Inc.	1,845,957	132,023
	Southern Co.	2,827,268	128,301
	Exelon Corp.	2,725,509	99,427
	Spectra Energy Corp.	2,128,683	90,426
	American Electric Power
	Co. Inc.	1,549,044	86,390

		Market
		Value
	Shares	($000)
Sempra Energy	740,011	77,487
PPL Corp.	2,005,737	71,264
PG&E Corp.	1,476,349	70,894
Public Service Enterprise
Group Inc.	1,606,323	65,522
Edison International	1,034,440	60,111
Consolidated Edison Inc.	929,910	53,693
Xcel Energy Inc.	1,596,440	51,453
Northeast Utilities	1,003,218	47,422
Entergy Corp.	571,216	46,891
FirstEnergy Corp.	1,333,089	46,285
DTE Energy Co.	561,975	43,761
NiSource Inc.	999,502	39,320
CenterPoint Energy Inc.	1,364,173	34,841
Wisconsin Energy Corp.	715,955	33,593
AES Corp.	2,072,176	32,222
Ameren Corp.	770,175	31,485
American Water Works
Co. Inc.	568,229	28,099
CMS Energy Corp.	856,425	26,678
Pepco Holdings Inc.	796,803	21,896
SCANA Corp.	406,532	21,875
Alliant Energy Corp.	352,046	21,426
Pinnacle West Capital Corp.	350,232	20,257
NRG Energy Inc.	535,176	19,909
National Fuel Gas Co.	254,192	19,903
Integrys Energy Group Inc.	255,996	18,209
		1,849,547
Total Common Stocks
(Cost $25,565,731)		32,284,395
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity
Fund, 0.111%	20,484,179	20,484

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Fannie Mae Discount Notes,
	0.060%, 9/3/14	700	700
6	Federal Home Loan Bank
	Discount Notes,
	0.090%–0.110%, 7/16/14	900	900
6	Federal Home Loan Bank
	Discount Notes,
	0.093%, 7/18/14	600	600
6	Federal Home Loan Bank
	Discount Notes,
	0.060%, 8/1/14	500	500
6	Federal Home Loan Bank
	Discount Notes,
	0.081%, 9/19/14	1,000	1,000

37

Value Index Fund

	Face	Market
	Amount	Value
	($000)	($000)
[4,6] Federal Home Loan Bank
Discount Notes,
0.080%, 10/3/14	3,000	2,999
		6,699
Total Temporary Cash Investments
(Cost $27,183)		27,183
Total Investments (100.0%)
(Cost $25,592,914)		32,311,578
Other Assets and Liabilities (0.0%)
Other Assets		69,010
Liabilities[3]		(57,199)
		11,811
Net Assets (100%)		32,323,389

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	26,061,729
Overdistributed Net Investment Income	(7,061)
Accumulated Net Realized Losses	(449,959)
Unrealized Appreciation (Depreciation)
Investment Securities	6,718,664
Futures Contracts	16
Net Assets	32,323,389

Investor Shares—Net Assets
Applicable to 55,374,849 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,748,733
Net Asset Value Per Share—
Investor Shares	$31.58

Amount
($000)
Admiral Shares—Net Assets
Applicable to 212,621,279 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,713,771
Net Asset Value Per Share—
Admiral Shares	$31.58

Signal Shares—Net Assets
Applicable to 63,085,965 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,072,883
Net Asset Value Per Share—
Signal Shares	$32.86

Institutional Shares—Net Assets
Applicable to 229,746,061 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,254,225
Net Asset Value Per Share—
Institutional Shares	$31.57

ETF Shares—Net Assets
Applicable to 179,547,744 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,533,777
Net Asset Value Per Share—
ETF Shares	$80.95

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,105,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $8,308,000 of collateral received for securities on loan.
4 Securities with a value of $1,680,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

38

Value Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	364,452
Interest[1]	25
Securities Lending	306
Total Income	364,783
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,120
Management and Administrative—Investor Shares	1,657
Management and Administrative—Admiral Shares	1,830
Management and Administrative—Signal Shares	689
Management and Administrative—Institutional Shares	1,615
Management and Administrative—ETF Shares	3,624
Marketing and Distribution—Investor Shares	181
Marketing and Distribution—Admiral Shares	374
Marketing and Distribution—Signal Shares	369
Marketing and Distribution—Institutional Shares	706
Marketing and Distribution—ETF Shares	1,588
Custodian Fees	131
Shareholders’ Reports—Investor Shares	35
Shareholders’ Reports—Admiral Shares	35
Shareholders’ Reports—Signal Shares	12
Shareholders’ Reports—Institutional Shares	45
Shareholders’ Reports—ETF Shares	102
Trustees’ Fees and Expenses	9
Total Expenses	14,122
Net Investment Income	350,661
Realized Net Gain (Loss)
Investment Securities Sold	223,565
Futures Contracts	6,312
Realized Net Gain (Loss)	229,877
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,551,288
Futures Contracts	(1,061)
Change in Unrealized Appreciation (Depreciation)	1,550,227
Net Increase (Decrease) in Net Assets Resulting from Operations	2,130,765
1 Interest income from an affiliated company of the fund was $24,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	350,661	606,445
Realized Net Gain (Loss)	229,877	1,534,231
Change in Unrealized Appreciation (Depreciation)	1,550,227	4,557,317
Net Increase (Decrease) in Net Assets Resulting from Operations	2,130,765	6,697,993
Distributions
Net Investment Income
Investor Shares	(18,078)	(37,540)
Admiral Shares	(66,524)	(107,291)
Signal Shares	(27,550)	(62,855)
Institutional Shares	(77,353)	(137,123)
ETF Shares	(152,681)	(260,653)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(342,186)	(605,462)
Capital Share Transactions
Investor Shares	(82,311)	(177,905)
Admiral Shares	1,322,490	416,232
Signal Shares	(1,002,768)	271,378
Institutional Shares	420,542	674,349
ETF Shares	1,277,778	2,894,352
Net Increase (Decrease) from Capital Share Transactions	1,935,731	4,078,406
Total Increase (Decrease)	3,724,310	10,170,937
Net Assets
Beginning of Period	28,599,079	18,428,142
End of Period[1]	32,323,389	28,599,079

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($7,061,000) and ($15,536,000).

See accompanying Notes, which are an integral part of the Financial Statements.

40

Value Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$29.78	$22.93	$20.47	$20.79	$18.63	$16.08
Investment Operations
Net Investment Income	.333	.621	.595	.521	.459	.498
Net Realized and Unrealized Gain (Loss)
on Investments	1.790	6.847	2.458	(.325)	2.163	2.561
Total from Investment Operations	2.123	7.468	3.053	.196	2.622	3.059
Distributions
Dividends from Net Investment Income	(.323)	(.618)	(.593)	(.516)	(.462)	(.509)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.323)	(.618)	(.593)	(.516)	(.462)	(.509)
Net Asset Value, End of Period	$31.58	$29.78	$22.93	$20.47	$20.79	$18.63

Total Return[1]	7.16%	32.85%	15.00%	1.00%	14.28%	19.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,749	$1,731	$1,482	$1,814	$2,317	$3,357
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.26%	2.35%	2.71%	2.52%	2.43%	3.09%
Portfolio Turnover Rate[2]	8%	25%	22%	23%	27%	31%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Value Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$29.78	$22.93	$20.47	$20.79	$18.63	$16.08
Investment Operations
Net Investment Income	.354	.663	.629	.551	.488	.517
Net Realized and Unrealized Gain (Loss)
on Investments	1.791	6.845	2.458	(.325)	2.162	2.562
Total from Investment Operations	2.145	7.508	3.087	.226	2.650	3.079
Distributions
Dividends from Net Investment Income	(.345)	(.658)	(.627)	(.546)	(.490)	(.529)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.345)	(.658)	(.627)	(.546)	(.490)	(.529)
Net Asset Value, End of Period	$31.58	$29.78	$22.93	$20.47	$20.79	$18.63

Total Return[1]	7.23%	33.05%	15.18%	1.14%	14.45%	19.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,714	$5,054	$3,539	$3,116	$3,082	$1,421
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.50%	2.85%	2.66%	2.57%	3.21%
Portfolio Turnover Rate[2]	8%	25%	22%	23%	27%	31%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Value Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$30.99	$23.86	$21.30	$21.63	$19.38	$16.73
Investment Operations
Net Investment Income	.367	.689	.654	.574	.508	.538
Net Realized and Unrealized Gain (Loss)
on Investments	1.860	7.126	2.558	(.335)	2.252	2.663
Total from Investment Operations	2.227	7.815	3.212	.239	2.760	3.201
Distributions
Dividends from Net Investment Income	(.357)	(.685)	(.652)	(.569)	(.510)	(.551)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.357)	(.685)	(.652)	(.569)	(.510)	(.551)
Net Asset Value, End of Period	$32.86	$30.99	$23.86	$21.30	$21.63	$19.38

Total Return	7.22%	33.06%	15.18%	1.16%	14.46%	19.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,073	$2,923	$2,011	$1,467	$1,018	$907
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.50%	2.85%	2.66%	2.57%	3.21%
Portfolio Turnover Rate[1]	8%	25%	22%	23%	27%	31%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Value Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$29.78	$22.93	$20.47	$20.79	$18.63	$16.08
Investment Operations
Net Investment Income	.355	.666	.633	.556	.496	.527
Net Realized and Unrealized Gain (Loss)
on Investments	1.781	6.846	2.458	(.325)	2.162	2.562
Total from Investment Operations	2.136	7.512	3.091	.231	2.658	3.089
Distributions
Dividends from Net Investment Income	(.346)	(.662)	(.631)	(.551)	(.498)	(.539)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.346)	(.662)	(.631)	(.551)	(.498)	(.539)
Net Asset Value, End of Period	$31.57	$29.78	$22.93	$20.47	$20.79	$18.63

Total Return	7.20%	33.07%	15.20%	1.17%	14.49%	19.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,254	$6,431	$4,369	$3,449	$3,450	$2,812
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	2.41%	2.51%	2.87%	2.68%	2.61%	3.27%
Portfolio Turnover Rate[1]	8%	25%	22%	23%	27%	31%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Value Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$76.34	$58.79	$52.48	$53.29	$47.75	$41.21
Investment Operations
Net Investment Income	.907	1.700	1.613	1.414	1.252	1.324
Net Realized and Unrealized Gain (Loss)
on Investments	4.587	17.538	6.305	(.821)	5.545	6.573
Total from Investment Operations	5.494	19.238	7.918	.593	6.797	7.897
Distributions
Dividends from Net Investment Income	(.884)	(1.688)	(1.608)	(1.403)	(1.257)	(1.357)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.884)	(1.688)	(1.608)	(1.403)	(1.257)	(1.357)
Net Asset Value, End of Period	$80.95	$76.34	$58.79	$52.48	$53.29	$47.75

Total Return	7.23%	33.03%	15.19%	1.16%	14.45%	19.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,534	$12,461	$7,027	$5,049	$4,330	$3,145
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.50%	2.85%	2.66%	2.57%	3.21%
Portfolio Turnover Rate[1]	8%	25%	22%	23%	27%	31%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

46

Value Index Fund

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

47

Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $3,248,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	32,284,395	—	—
Temporary Cash Investments	20,484	6,699	—
Futures Contracts—Assets[1]	8	—	—
Total	32,304,887	6,699	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2014	375	36,608	16

48

Value Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $332,289,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $346,212,000 to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $25,592,914,000. Net unrealized appreciation of investment securities for tax purposes was $6,718,664,000, consisting of unrealized gains of $7,152,308,000 on securities that had risen in value since their purchase and $433,644,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $4,128,491,000 of investment securities and sold $2,186,311,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,996,441,000 and $957,394,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

49

Value Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	129,883	4,293	263,619	9,878
Issued in Lieu of Cash Distributions	16,527	535	34,188	1,260
Redeemed	(228,721)	(7,564)	(475,712)	(17,640)
Net Increase (Decrease)—Investor Shares	(82,311)	(2,736)	(177,905)	(6,502)
Admiral Shares
Issued	1,571,817	51,193	771,134	28,590
Issued in Lieu of Cash Distributions	58,364	1,885	95,406	3,504
Redeemed	(307,691)	(10,163)	(450,308)	(16,740)
Net Increase (Decrease)—Admiral Shares	1,322,490	42,915	416,232	15,354
Signal Shares
Issued	319,788	10,242	887,826	31,864
Issued in Lieu of Cash Distributions	23,401	731	52,620	1,857
Redeemed	(1,345,957)	(42,217)	(669,068)	(23,672)
Net Increase (Decrease)—Signal Shares	(1,002,768)	(31,244)	271,378	10,049
Institutional Shares
Issued	777,441	25,638	1,337,495	50,315
Issued in Lieu of Cash Distributions	74,743	2,417	132,013	4,850
Redeemed	(431,642)	(14,273)	(795,159)	(29,718)
Net Increase (Decrease)—Institutional Shares	420,542	13,782	674,349	25,447
ETF Shares
Issued	2,247,496	28,818	4,102,875	61,095
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(969,718)	(12,500)	(1,208,523)	(17,400)
Net Increase (Decrease)—ETF Shares	1,277,778	16,318	2,894,352	43,695

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

50

Large-Cap Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VLACX	VLCAX	VLCSX	VLISX	VV
Expense Ratio[1]	0.24%	0.09%	0.09%	0.08%	0.09%
30-Day SEC Yield	1.72%	1.86%	1.86%	1.87%	1.86%

Portfolio Characteristics
			DJ
			U.S.
			Total
		CRSP US	Market
		Large Cap	FA
	Fund	Index	Index
Number of Stocks	663	663	3,730
Median Market Cap	$63.6B	$63.4B	$45.5B
Price/Earnings Ratio	19.7x	19.8x	20.7x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	18.7%	18.5%	17.4%
Earnings Growth
Rate	14.6%	14.4%	14.4%
Dividend Yield	1.9%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		CRSP US	U.S. Total
		Large Cap	Market
	Fund	Index	FA Index
Basic Materials	2.9%	2.9%	3.1%
Consumer Goods	10.2	10.2	9.9
Consumer Services	13.0	12.9	13.2
Financials	17.4	17.4	18.2
Health Care	12.5	12.5	12.2
Industrials	11.8	11.8	12.9
Oil & Gas	10.4	10.4	9.9
Technology	16.1	16.1	15.1
Telecommunications	2.4	2.5	2.2
Utilities	3.3	3.3	3.3

Volatility Measures
		DJ
	Spliced	U.S. Total
	Large Cap	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.97
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.0%
Exxon Mobil Corp.	Integrated Oil & Gas	2.3
Google Inc.	Internet	1.8
Microsoft Corp.	Software	1.7
Johnson & Johnson	Pharmaceuticals	1.6
Wells Fargo & Co.	Banks	1.5
General Electric Co.	Diversified Industrials	1.4
Chevron Corp.	Integrated Oil & Gas	1.3
Berkshire Hathaway Inc. Reinsurance		1.2
JPMorgan Chase & Co.	Banks	1.2
Top Ten		17.0%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares,
0.08% for Institutional Shares, and 0.09% for ETF Shares.

51

Large-Cap Index Fund

Investment Focus

52

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 30, 2004, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014
	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	1/30/2004	24.70%	18.82%	8.05%
Admiral Shares	2/2/2004	24.90	18.99	8.18
Signal Shares	8/30/2007	24.88	18.98	7.031
Institutional Shares	6/30/2005	24.91	19.01	8.28[1]
ETF Shares	1/27/2004
Market Price		24.94	18.99	8.19
Net Asset Value		24.89	18.99	8.20
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

53

Large-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (2.9%)
Dow Chemical Co.	583,116	30,007
EI du Pont de Nemours
& Co.	444,761	29,105
LyondellBasell Industries
NV Class A	216,992	21,189
Praxair Inc.	142,297	18,903
Freeport-McMoRan
Copper & Gold Inc.	502,726	18,349
Ecolab Inc.	131,150	14,602
PPG Industries Inc.	66,969	14,074
Air Products
& Chemicals Inc.	102,496	13,183
International Paper Co.	209,705	10,584
Alcoa Inc.	567,827	8,455
Mosaic Co.	156,504	7,739
Nucor Corp.	154,103	7,590
Newmont Mining Corp.	241,572	6,146
CF Industries Holdings Inc.	25,220	6,066
Sigma-Aldrich Corp.	57,811	5,867
Eastman Chemical Co.	66,501	5,809
CONSOL Energy Inc.	110,584	5,095
Celanese Corp. Class A	75,867	4,877
FMC Corp.	64,146	4,567
Ashland Inc.	37,769	4,107
International Flavors
& Fragrances Inc.	39,242	4,092
Airgas Inc.	32,242	3,511
* WR Grace & Co.	35,334	3,340
Huntsman Corp.	99,955	2,809
Albemarle Corp.	38,482	2,751
Reliance Steel
& Aluminum Co.	35,523	2,618
Avery Dennison Corp.	46,255	2,371
Peabody Energy Corp.	131,145	2,144
Westlake Chemical Corp.	19,378	1,623
		261,573

			Market
			Value
		Shares	($000)
Consumer Goods (10.2%)
	Procter & Gamble Co.	1,311,033	103,034
	Coca-Cola Co.	1,915,170	81,127
	PepsiCo Inc.	734,281	65,601
	Philip Morris
	International Inc.	723,663	61,012
	Altria Group Inc.	961,760	40,336
	Ford Motor Co.	1,881,476	32,437
	Monsanto Co.	254,083	31,694
	Colgate-Palmolive Co.	444,474	30,304
	Mondelez International Inc.
	Class A	778,126	29,265
	NIKE Inc. Class B	339,322	26,314
	General Motors Co.	621,414	22,557
	Kimberly-Clark Corp.	182,391	20,286
	Kraft Foods Group Inc.	288,524	17,297
	Johnson Controls Inc.	321,252	16,040
	General Mills Inc.	297,572	15,634
	Archer-Daniels-Midland Co.	318,775	14,061
	Lorillard Inc.	175,437	10,696
	VF Corp.	166,700	10,502
	Delphi Automotive plc	148,207	10,188
	Reynolds American Inc.	156,107	9,421
*	Tesla Motors Inc.	39,085	9,383
	Kellogg Co.	138,836	9,122
	Mead Johnson Nutrition Co.	97,564	9,090
	Estee Lauder Cos. Inc.
	Class A	113,295	8,413
*	Michael Kors Holdings Ltd.	88,734	7,866
	Harley-Davidson Inc.	106,444	7,435
	Keurig Green Mountain Inc.	59,213	7,379
	BorgWarner Inc.	110,299	7,190
	Hershey Co.	71,012	6,914
*	Constellation Brands Inc.
	Class A	77,526	6,832
	Stanley Black & Decker Inc.	75,233	6,607
	Mattel Inc.	164,971	6,429
	Genuine Parts Co.	70,715	6,209
	ConAgra Foods Inc.	203,270	6,033
	Clorox Co.	62,805	5,740

54

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Dr Pepper Snapple
	Group Inc.	95,738	5,608
	Activision Blizzard Inc.	241,631	5,388
	Coca-Cola Enterprises Inc.	110,249	5,268
	Whirlpool Corp.	37,501	5,221
*	Electronic Arts Inc.	144,817	5,195
	Molson Coors Brewing Co.
	Class B	69,735	5,172
*	Monster Beverage Corp.	72,682	5,163
	Bunge Ltd.	67,722	5,123
	JM Smucker Co.	47,550	5,067
	Tyson Foods Inc. Class A	134,921	5,065
*	Under Armour Inc. Class A	84,316	5,016
	Ralph Lauren Corp. Class A	29,983	4,818
*	TRW Automotive
	Holdings Corp.	53,595	4,798
	Brown-Forman Corp.
	Class B	50,008	4,709
	Church & Dwight Co. Inc.	66,250	4,634
	PVH Corp.	39,468	4,602
	Coach Inc.	134,257	4,590
	Newell Rubbermaid Inc.	134,840	4,179
	Campbell Soup Co.	90,951	4,166
	Polaris Industries Inc.	31,878	4,152
*	Mohawk Industries Inc.	29,940	4,142
	Leucadia National Corp.	151,823	3,981
	McCormick & Co. Inc.	54,627	3,911
	Energizer Holdings Inc.	30,202	3,686
*	Jarden Corp.	59,246	3,516
	Lear Corp.	39,191	3,501
	Lennar Corp. Class A	83,200	3,493
*	LKQ Corp.	130,833	3,492
	DR Horton Inc.	140,828	3,462
	PulteGroup Inc.	166,165	3,350
*	WABCO Holdings Inc.	29,643	3,166
	Hormel Foods Corp.	64,009	3,159
	Avon Products Inc.	209,885	3,066
	Hasbro Inc.	57,148	3,032
^	Herbalife Ltd.	36,876	2,380
	Hanesbrands Inc.	24,115	2,374
*	NVR Inc.	2,041	2,348
*	Fossil Group Inc.	20,957	2,190
*	Lululemon Athletica Inc.	50,327	2,037
	Nu Skin Enterprises Inc.
	Class A	12,814	948
	Coty Inc. Class A	33,454	573
	Lennar Corp. Class B	985	35
			918,224
Consumer Services (12.9%)
	Walt Disney Co.	754,862	64,722
	Wal-Mart Stores Inc.	781,155	58,641
*	Amazon.com Inc.	178,305	57,910
	Home Depot Inc.	662,372	53,626
	Comcast Corp. Class A	963,703	51,732
	McDonald’s Corp.	479,037	48,258

			Market
			Value
		Shares	($000)
	CVS Caremark Corp.	566,273	42,680
	Walgreen Co.	416,085	30,844
*	Priceline Group Inc.	25,396	30,551
	Twenty-First Century
	Fox Inc. Class A	856,191	30,095
	Time Warner Inc.	405,570	28,491
*	eBay Inc.	552,403	27,653
	Starbucks Corp.	347,472	26,887
	Costco Wholesale Corp.	212,864	24,513
	Lowe’s Cos. Inc.	482,948	23,177
	McKesson Corp.	111,428	20,749
	Time Warner Cable Inc.	135,041	19,892
*	DIRECTV	231,066	19,643
	Target Corp.	306,182	17,743
	Yum! Brands Inc.	214,325	17,403
	TJX Cos. Inc.	322,216	17,126
	Viacom Inc. Class B	187,379	16,251
	CBS Corp. Class B	256,727	15,953
	Delta Air Lines Inc.	411,237	15,923
	Comcast Corp.	291,422	15,542
	Las Vegas Sands Corp.	196,779	14,999
*	American Airlines
	Group Inc.	348,875	14,988
*	Netflix Inc.	27,504	12,118
	Kroger Co.	234,608	11,597
	Cardinal Health Inc.	165,940	11,377
	Sysco Corp.	283,146	10,604
	Macy’s Inc.	176,736	10,254
	Southwest Airlines Co.	334,852	8,994
*	Chipotle Mexican Grill Inc.
	Class A	15,032	8,907
	Omnicom Group Inc.	124,927	8,897
*	AutoZone Inc.	15,791	8,468
*	Dollar General Corp.	146,857	8,424
	Wynn Resorts Ltd.	39,143	8,125
	Carnival Corp.	214,742	8,085
	AmerisourceBergen Corp.
	Class A	103,886	7,548
	Starwood Hotels & Resorts
	Worldwide Inc.	92,708	7,493
*	United Continental
	Holdings Inc.	180,422	7,410
*	O’Reilly Automotive Inc.	48,913	7,366
	Nielsen NV	146,420	7,088
	L Brands Inc.	119,373	7,002
	Whole Foods Market Inc.	179,843	6,947
*	Liberty Interactive Corp.
	Class A	226,931	6,663
*	DISH Network Corp.
	Class A	101,323	6,594
	Ross Stores Inc.	98,732	6,529
*	Charter Communications
	Inc. Class A	39,335	6,230
*	Liberty Media Corp. Class A	45,397	6,205
*	Hertz Global Holdings Inc.	217,177	6,087

55

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Marriott International Inc.
	Class A	92,858	5,952
*	TripAdvisor Inc.	53,220	5,783
*	CarMax Inc.	108,270	5,631
*	Bed Bath & Beyond Inc.	93,139	5,344
*	Discovery Communications
	Inc. Class A	71,269	5,294
	Tiffany & Co.	52,638	5,277
*	Dollar Tree Inc.	95,468	5,199
	Gap Inc.	118,509	4,926
	Kohl’s Corp.	90,349	4,760
	Advance Auto Parts Inc.	35,271	4,759
	Nordstrom Inc.	69,297	4,707
*	MGM Resorts International	177,719	4,692
	Wyndham Worldwide Corp.	61,919	4,689
*	Sirius XM Holdings Inc.	1,323,835	4,580
	H&R Block Inc.	132,464	4,440
	Signet Jewelers Ltd.	38,761	4,287
*	IHS Inc. Class A	31,391	4,259
	Best Buy Co. Inc.	133,996	4,155
	Tractor Supply Co.	67,162	4,057
*	News Corp. Class A	223,980	4,018
	Interpublic Group of
	Cos. Inc.	205,220	4,004
	Safeway Inc.	111,316	3,823
	Expedia Inc.	48,015	3,782
	Royal Caribbean
	Cruises Ltd.	64,299	3,575
	Staples Inc.	315,776	3,423
	Scripps Networks
	Interactive Inc. Class A	39,518	3,206
	Williams-Sonoma Inc.	43,432	3,118
	Family Dollar Stores Inc.	46,843	3,098
	Darden Restaurants Inc.	63,674	2,946
	PetSmart Inc.	47,989	2,870
*	Hilton Worldwide
	Holdings Inc.	119,246	2,778
*	Ulta Salon Cosmetics
	& Fragrance Inc.	29,589	2,705
*	Discovery
	Communications Inc.	34,644	2,515
	FactSet Research
	Systems Inc.	19,756	2,376
*	AutoNation Inc.	34,701	2,071
*	Urban Outfitters Inc.	49,957	1,692
	Twenty-First Century
	Fox Inc.	48,091	1,646
*	Norwegian Cruise Line
	Holdings Ltd.	44,319	1,405
	Burger King Worldwide Inc.	51,356	1,398
*	Sprouts Farmers Market Inc.	42,663	1,396
*	Hyatt Hotels Corp. Class A	19,742	1,204
	Extended Stay America Inc.	44,703	1,035
	Aramark	27,917	723
*,^	Sears Holdings Corp.	12,762	510

56

			Market
			Value
		Shares	($000)
*	zulily Inc. Class A	8,949	366
*	News Corp. Class B	12,020	210
	CBS Corp. Class A	3,364	209
	Viacom Inc. Class A	985	85
			1,165,982
Financials (17.4%)
	Wells Fargo & Co.	2,551,184	134,090
*	Berkshire Hathaway Inc.
	Class B	876,366	110,913
	JPMorgan Chase & Co.	1,833,591	105,652
	Bank of America Corp.	5,093,219	78,283
	Citigroup Inc.	1,398,214	65,856
	Visa Inc. Class A	241,872	50,965
	American Express Co.	512,561	48,627
	American International
	Group Inc.	700,619	38,240
	US Bancorp	880,759	38,154
	MasterCard Inc. Class A	489,805	35,986
	Goldman Sachs Group Inc.	194,910	32,636
	Simon Property Group Inc.	150,260	24,985
	MetLife Inc.	436,305	24,241
	Morgan Stanley	716,189	23,154
	PNC Financial Services
	Group Inc.	258,541	23,023
	Capital One Financial Corp.	277,084	22,887
	Bank of New York
	Mellon Corp.	552,507	20,708
	Prudential Financial Inc.	223,094	19,804
	American Tower
	Corporation	191,790	17,257
	BlackRock Inc.	52,650	16,827
	Travelers Cos. Inc.	168,227	15,825
	ACE Ltd.	146,723	15,215
	Charles Schwab Corp.	534,204	14,386
	Discover Financial Services	225,700	13,989
	Marsh & McLennan
	Cos. Inc.	265,262	13,746
	Aflac Inc.	220,581	13,731
	BB&T Corp.	348,123	13,727
	State Street Corp.	198,532	13,353
	Aon plc	143,570	12,934
	Allstate Corp.	210,182	12,342
	Public Storage	70,851	12,140
	Crown Castle
	International Corp.	161,829	12,017
	Franklin Resources Inc.	198,220	11,465
	Ameriprise Financial Inc.	92,265	11,072
	Equity Residential	174,548	10,997
	CME Group Inc.	154,512	10,963
	Chubb Corp.	118,837	10,953
	McGraw Hill Financial Inc.	131,238	10,897
	Intercontinental
	Exchange Inc.	55,629	10,508
	SunTrust Banks Inc.	258,428	10,353
	T. Rowe Price Group Inc.	120,502	10,172

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Prologis Inc.	241,504	9,923
^	Weyerhaeuser Co.	282,527	9,349
	Health Care REIT Inc.	147,994	9,275
	HCP Inc.	221,073	9,148
	Ventas Inc.	142,266	9,119
	Moody’s Corp.	103,421	9,066
	AvalonBay Communities Inc.	62,818	8,932
	Fifth Third Bancorp	411,396	8,783
	Boston Properties Inc.	73,973	8,742
	Vornado Realty Trust	81,650	8,715
	Host Hotels & Resorts Inc.	366,397	8,064
	Invesco Ltd.	209,414	7,905
	Hartford Financial Services
	Group Inc.	217,891	7,803
	Principal Financial
	Group Inc.	143,294	7,233
	Regions Financial Corp.	667,857	7,093
	M&T Bank Corp.	57,072	7,080
	Northern Trust Corp.	108,871	6,991
	Loews Corp.	149,855	6,595
	Progressive Corp.	258,742	6,562
	General Growth
	Properties Inc.	278,268	6,556
	Lincoln National Corp.	127,335	6,550
	KeyCorp	429,664	6,157
	Essex Property Trust Inc.	30,306	5,604
*	Affiliated Managers
	Group Inc.	26,782	5,501
	American Realty Capital
	Properties Inc.	429,558	5,382
	Annaly Capital
	Management Inc.	457,873	5,234
	SL Green Realty Corp.	46,047	5,038
	Realty Income Corp.	106,181	4,717
	Western Union Co.	265,160	4,598
	Macerich Co.	67,863	4,530
	Comerica Inc.	87,889	4,409
*	CBRE Group Inc. Class A	136,468	4,372
	XL Group plc Class A	133,386	4,366
	Unum Group	125,416	4,359
	CIT Group Inc.	94,406	4,320
	Kimco Realty Corp.	187,862	4,317
	Equifax Inc.	59,142	4,290
*	Markel Corp.	6,423	4,211
*	Genworth Financial Inc.
	Class A	239,418	4,166
	Fidelity National Financial
	Inc. Class A	126,887	4,157
	American Capital
	Agency Corp.	172,162	4,030
	Federal Realty
	Investment Trust	32,476	3,927
	Huntington Bancshares Inc.	405,174	3,865
	Plum Creek Timber Co. Inc.	85,437	3,853
^	Digital Realty Trust Inc.	65,645	3,828

			Market
			Value
		Shares	($000)
	TD Ameritrade
	Holding Corp.	119,642	3,751
	Navient Corp.	207,502	3,675
	Cincinnati Financial Corp.	75,305	3,618
*	Arch Capital Group Ltd.	61,703	3,544
	First Republic Bank	63,908	3,514
	Torchmark Corp.	42,823	3,508
	UDR Inc.	121,743	3,486
	Willis Group Holdings plc	77,661	3,363
	New York Community
	Bancorp Inc.	203,457	3,251
	Lazard Ltd. Class A	62,392	3,217
	Raymond James
	Financial Inc.	61,308	3,110
*	Ally Financial Inc.	127,832	3,056
	Everest Re Group Ltd.	18,320	2,940
	Camden Property Trust	39,344	2,799
	Jones Lang LaSalle Inc.	21,584	2,728
	Reinsurance Group of
	America Inc. Class A	34,328	2,708
	Alexandria Real Estate
	Equities Inc.	34,709	2,695
	Legg Mason Inc.	52,054	2,671
*	Realogy Holdings Corp.	70,653	2,664
	Zions Bancorporation	89,293	2,631
	PartnerRe Ltd.	23,812	2,601
*	MSCI Inc. Class A	56,488	2,590
	Voya Financial Inc.	68,042	2,473
	SEI Investments Co.	73,842	2,420
	WR Berkley Corp.	49,835	2,308
	People’s United
	Financial Inc.	150,402	2,282
	Hudson City Bancorp Inc.	228,981	2,251
	NASDAQ OMX Group Inc.	57,053	2,203
	Rayonier Inc.	61,024	2,169
	Axis Capital Holdings Ltd.	48,823	2,162
*	Ocwen Financial Corp.	55,838	2,072
	LPL Financial Holdings Inc.	41,522	2,065
*	Alleghany Corp.	3,827	1,677
*	Berkshire Hathaway Inc.
	Class A	6	1,139
	Assurant Inc.	17,361	1,138
	SLM Corp.	102,302	850
	Santander Consumer USA
	Holdings Inc.	41,901	815
	Brixmor Property Group Inc.	35,263	809
*	Rayonier Advanced
	Materials Inc.	10,141	393
			1,569,134
Health Care (12.5%)
	Johnson & Johnson	1,370,683	143,401
	Pfizer Inc.	3,086,663	91,612
	Merck & Co. Inc.	1,415,368	81,879
*	Gilead Sciences Inc.	744,207	61,702
	AbbVie Inc.	770,408	43,482

57

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Amgen Inc.	366,719	43,409
	Bristol-Myers Squibb Co.	802,650	38,937
	UnitedHealth Group Inc.	474,562	38,795
*	Biogen Idec Inc.	114,922	36,236
*	Celgene Corp.	387,736	33,299
	Medtronic Inc.	484,227	30,874
	Eli Lilly & Co.	487,444	30,304
	Abbott Laboratories	727,405	29,751
*	Express Scripts Holding Co.	375,532	26,036
	Allergan Inc.	144,501	24,452
	Thermo Fisher Scientific Inc.	193,262	22,805
	Covidien plc	217,964	19,656
	Baxter International Inc.	262,759	18,998
*	Actavis plc	82,723	18,451
*	Alexion Pharmaceuticals Inc.	95,676	14,949
	WellPoint Inc.	135,405	14,571
	Aetna Inc.	173,072	14,033
	Cigna Corp.	130,107	11,966
*	Forest Laboratories Inc.	118,110	11,693
	Stryker Corp.	137,789	11,618
*	Illumina Inc.	62,024	11,074
	Becton Dickinson and Co.	93,468	11,057
*	Vertex Pharmaceuticals Inc.	114,052	10,798
*	Regeneron
	Pharmaceuticals Inc.	35,912	10,144
	Humana Inc.	75,049	9,585
	St. Jude Medical Inc.	137,495	9,522
*	Mylan Inc.	181,109	9,338
	Perrigo Co. plc	61,486	8,962
*	HCA Holdings Inc.	156,142	8,803
	Zimmer Holdings Inc.	81,880	8,504
*	Boston Scientific Corp.	641,532	8,192
	Zoetis Inc.	241,534	7,794
*	Intuitive Surgical Inc.	18,484	7,612
*	DaVita HealthCare
	Partners Inc.	97,974	7,086
	CR Bard Inc.	37,545	5,369
*	Endo International plc	70,129	4,910
*	Henry Schein Inc.	41,260	4,896
*	CareFusion Corp.	100,711	4,467
*	Edwards Lifesciences Corp.	51,795	4,446
*	BioMarin Pharmaceutical Inc.	70,286	4,373
	Universal Health Services
	Inc. Class B	44,245	4,237
*	Laboratory Corp. of
	America Holdings	41,179	4,217
*	Varian Medical Systems Inc.	50,108	4,166
*	Hospira Inc.	80,411	4,131
*	Incyte Corp. Ltd.	73,161	4,129
*	Waters Corp.	39,298	4,104
	Quest Diagnostics Inc.	69,763	4,094
*	Jazz Pharmaceuticals plc	27,350	4,021
^	ResMed Inc.	68,411	3,464
*	IDEXX Laboratories Inc.	25,000	3,339
	DENTSPLY International Inc.	68,613	3,249

			Market
			Value
		Shares	($000)
*	Hologic Inc.	113,063	2,866
*	Pharmacyclics Inc.	29,082	2,609
*	Quintiles Transnational
	Holdings Inc.	31,287	1,667
	Patterson Cos. Inc.	39,935	1,578
*	Envision Healthcare
	Holdings Inc.	39,342	1,413
*	Intercept
	Pharmaceuticals Inc.	5,813	1,376
			1,124,501
Industrials (11.8%)
	General Electric Co.	4,857,012	127,642
	United Technologies Corp.	422,015	48,722
	3M Co.	316,870	45,388
	Union Pacific Corp.	438,802	43,771
	Boeing Co.	318,399	40,510
	United Parcel Service Inc.
	Class B	341,988	35,109
	Honeywell International Inc.	360,573	33,515
	Caterpillar Inc.	302,246	32,845
	Accenture plc Class A	306,525	24,779
	Danaher Corp.	288,139	22,685
	Emerson Electric Co.	340,145	22,572
	Lockheed Martin Corp.	131,704	21,169
	FedEx Corp.	135,938	20,578
	Automatic Data
	Processing Inc.	233,566	18,517
	Eaton Corp. plc	231,007	17,829
	Precision Castparts Corp.	70,289	17,741
	Illinois Tool Works Inc.	189,812	16,620
	General Dynamics Corp.	140,846	16,416
	Deere & Co.	176,178	15,953
	Norfolk Southern Corp.	149,995	15,454
	CSX Corp.	487,547	15,021
	Raytheon Co.	152,222	14,042
	Cummins Inc.	88,976	13,728
	TE Connectivity Ltd.	198,430	12,271
	Northrop Grumman Corp.	93,272	11,158
	PACCAR Inc.	171,285	10,762
	Tyco International Ltd.	222,907	10,165
	Waste Management Inc.	213,802	9,563
	Agilent Technologies Inc.	161,229	9,261
	Parker Hannifin Corp.	72,117	9,067
*	LinkedIn Corp. Class A	51,074	8,758
	Sherwin-Williams Co.	41,130	8,510
	Rockwell Automation Inc.	67,070	8,394
	Ingersoll-Rand plc	124,187	7,763
	WW Grainger Inc.	29,948	7,615
	Amphenol Corp. Class A	76,449	7,365
	Dover Corp.	80,536	7,325
*	Fiserv Inc.	120,670	7,279
	Roper Industries Inc.	48,260	7,046
*	Alliance Data Systems Corp.	24,953	7,018
	Fidelity National Information
	Services Inc.	126,678	6,934

58

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Xerox Corp.	544,594	6,775
*	Pentair plc	93,649	6,754
	Paychex Inc.	158,516	6,588
	Fastenal Co.	129,473	6,408
	AMETEK Inc.	118,589	6,200
	Fluor Corp.	77,794	5,982
	Kansas City Southern	53,302	5,731
	Rockwell Collins Inc.	65,438	5,113
	Republic Services Inc.
	Class A	130,917	4,971
*	United Rentals Inc.	47,191	4,942
	Flowserve Corp.	66,422	4,938
*	Stericycle Inc.	41,115	4,869
*	FleetCor Technologies Inc.	36,155	4,765
*	B/E Aerospace Inc.	50,957	4,713
	Textron Inc.	121,226	4,642
*	Trimble Navigation Ltd.	125,568	4,640
	CH Robinson
	Worldwide Inc.	71,714	4,575
	Pall Corp.	53,060	4,531
	L-3 Communications
	Holdings Inc.	37,307	4,505
*	Verisk Analytics Inc. Class A	72,655	4,361
	Ball Corp.	67,954	4,259
	Vulcan Materials Co.	63,328	4,037
	Expeditors International of
	Washington Inc.	90,723	4,006
	Masco Corp.	173,010	3,841
	TransDigm Group Inc.	22,912	3,832
	Wabtec Corp.	44,401	3,667
	Rock-Tenn Co. Class A	34,577	3,651
*	Mettler-Toledo
	International Inc.	14,237	3,605
	MeadWestvaco Corp.	81,239	3,596
	Sealed Air Corp.	104,637	3,575
*	Quanta Services Inc.	103,386	3,575
	Towers Watson & Co.
	Class A	34,146	3,559
	Chicago Bridge & Iron
	Co. NV	51,944	3,543
	Xylem Inc.	89,403	3,494
*	Sensata Technologies
	Holding NV	73,089	3,419
	JB Hunt Transport
	Services Inc.	45,420	3,351
*	Crown Holdings Inc.	67,007	3,334
	Manpowergroup Inc.	38,378	3,256
*	Jacobs Engineering
	Group Inc.	60,763	3,237
	Cintas Corp.	49,495	3,145
	Hubbell Inc. Class B	25,199	3,103
	MDU Resources Group Inc.	86,804	3,047
	Robert Half International Inc.	62,941	3,005
	Joy Global Inc.	48,585	2,992
	Martin Marietta
	Materials Inc.	22,465	2,967

			Market
			Value
		Shares	($000)
	Avnet Inc.	66,914	2,965
	Donaldson Co. Inc.	69,940	2,960
	Iron Mountain Inc.	83,351	2,955
	ADT Corp.	84,273	2,945
*	Arrow Electronics Inc.	48,410	2,924
*	Colfax Corp.	38,991	2,906
	Timken Co.	40,408	2,741
	Allison Transmission
	Holdings Inc.	80,818	2,513
	FLIR Systems Inc.	68,312	2,372
	AGCO Corp.	40,902	2,300
	SPX Corp.	19,537	2,114
	Owens Corning	54,293	2,100
	Fortune Brands Home
	& Security Inc.	39,807	1,590
*	Owens-Illinois Inc.	39,567	1,371
	KBR Inc.	35,588	849
			1,065,564
Oil & Gas (10.4%)
	Exxon Mobil Corp.	2,080,532	209,468
	Chevron Corp.	921,948	120,360
	Schlumberger Ltd.	629,877	74,294
	ConocoPhillips	594,882	50,999
	Occidental Petroleum Corp.	380,483	39,049
	EOG Resources Inc.	264,311	30,887
	Halliburton Co.	388,585	27,593
	Anadarko Petroleum Corp.	244,701	26,787
	Phillips 66	274,059	22,043
	Apache Corp.	186,738	18,790
	Williams Cos. Inc.	322,117	18,750
	National Oilwell Varco Inc.	207,658	17,101
	Pioneer Natural
	Resources Co.	69,153	15,892
	Baker Hughes Inc.	211,028	15,711
	Devon Energy Corp.	187,160	14,861
	Hess Corp.	136,916	13,540
	Noble Energy Inc.	174,291	13,501
	Marathon Oil Corp.	327,417	13,071
	Valero Energy Corp.	257,714	12,911
	Kinder Morgan Inc.	324,483	11,766
	Marathon Petroleum Corp.	125,734	9,816
	Chesapeake Energy Corp.	288,927	8,980
*	Concho Resources Inc.	54,149	7,825
*	Southwestern Energy Co.	170,694	7,765
*	Weatherford
	International plc	336,099	7,730
	EQT Corp.	69,718	7,453
*	Cheniere Energy Inc.	103,841	7,445
*	FMC Technologies Inc.	114,274	6,979
	Cabot Oil & Gas Corp.	204,121	6,969
*	Cameron International Corp.	98,869	6,694
	Range Resources Corp.	75,330	6,550
	Ensco plc Class A	113,064	6,283
	Cimarex Energy Co.	42,022	6,028
	Helmerich & Payne Inc.	49,562	5,755

59

Large-Cap Index Fund

			Market
			Value
		Shares	($000)
	Murphy Oil Corp.	83,097	5,524
*	Whiting Petroleum Corp.	57,493	4,614
	HollyFrontier Corp.	96,333	4,209
	Noble Corp. plc	123,176	4,134
	Oceaneering
	International Inc.	52,326	4,088
	Nabors Industries Ltd.	136,654	4,014
	OGE Energy Corp.	96,366	3,766
	Tesoro Corp.	63,660	3,735
	Core Laboratories NV	21,772	3,637
*	Continental Resources Inc.	22,514	3,558
	Denbury Resources Inc.	172,559	3,185
	Energen Corp.	35,164	3,125
*	Cobalt International
	Energy Inc.	149,465	2,743
	SM Energy Co.	32,443	2,728
	QEP Resources Inc.	78,254	2,700
*	Dresser-Rand Group Inc.	37,068	2,362
^	Diamond Offshore
	Drilling Inc.	33,709	1,673
*	Antero Resources Corp.	25,286	1,660
	Rowan Cos. plc Class A	30,101	961
			932,062
Technology (16.1%)
	Apple Inc.	2,921,201	271,467
	Microsoft Corp.	3,600,728	150,150
	International Business
	Machines Corp.	490,166	88,852
*	Google Inc. Class C	138,850	79,878
*	Google Inc. Class A	136,430	79,767
	Intel Corp.	2,411,089	74,503
	Oracle Corp.	1,619,709	65,647
*	Facebook Inc. Class A	965,104	64,942
	QUALCOMM Inc.	818,152	64,798
	Cisco Systems Inc.	2,481,063	61,654
	Hewlett-Packard Co.	917,528	30,902
	EMC Corp.	991,610	26,119
	Texas Instruments Inc.	523,732	25,029
*	Micron Technology Inc.	518,485	17,084
*	Adobe Systems Inc.	229,620	16,615
*	salesforce.com inc	282,637	16,416
*	Yahoo! Inc.	439,826	15,451
*	Cognizant Technology
	Solutions Corp. Class A	294,141	14,386
	Corning Inc.	633,676	13,909
	Applied Materials Inc.	589,881	13,302
	SanDisk Corp.	109,259	11,410
	Intuit Inc.	130,402	10,501
	Western Digital Corp.	108,610	10,025
	Broadcom Corp. Class A	259,248	9,623
*	Twitter Inc.	214,360	8,782
	Seagate Technology plc	151,087	8,585
	Analog Devices Inc.	152,237	8,231
	Avago Technologies Ltd.
	Class A	108,856	7,845

60

			Market
			Value
		Shares	($000)
*	Cerner Corp.	149,565	7,715
	Symantec Corp.	334,806	7,667
	Motorola Solutions Inc.	110,465	7,354
*	Autodesk Inc.	109,654	6,182
	Xilinx Inc.	129,129	6,109
	NetApp Inc.	160,564	5,864
	KLA-Tencor Corp.	80,710	5,863
	Linear Technology Corp.	113,927	5,363
	Altera Corp.	153,952	5,351
*	Juniper Networks Inc.	217,972	5,349
	Lam Research Corp.	78,634	5,314
*	Equinix Inc.	24,131	5,070
*	Red Hat Inc.	91,709	5,069
*	Akamai Technologies Inc.	81,873	4,999
*	Citrix Systems Inc.	79,314	4,961
	NVIDIA Corp.	260,920	4,837
	Maxim Integrated
	Products Inc.	136,469	4,614
	Microchip Technology Inc.	91,785	4,480
	Computer Sciences Corp.	70,410	4,450
*	Catamaran Corp.	99,808	4,408
	CA Inc.	151,360	4,350
	Skyworks Solutions Inc.	91,419	4,293
*	Workday Inc. Class A	45,602	4,098
*	F5 Networks Inc.	36,511	4,069
*	VMware Inc. Class A	41,149	3,984
	Harris Corp.	51,617	3,910
*	ServiceNow Inc.	59,419	3,682
	Garmin Ltd.	56,768	3,457
*	ANSYS Inc.	44,770	3,394
*	VeriSign Inc.	64,794	3,163
*	Teradata Corp.	77,226	3,104
*,^	3D Systems Corp.	50,205	3,002
*	Gartner Inc.	42,211	2,977
*	Cree Inc.	58,956	2,945
*	Synopsys Inc.	74,401	2,888
	Marvell Technology
	Group Ltd.	197,123	2,825
*	Splunk Inc.	48,058	2,659
*	Nuance
	Communications Inc.	122,136	2,292
*	Rackspace Hosting Inc.	54,735	1,842
*,^	FireEye Inc.	35,205	1,428
*	NetSuite Inc.	16,385	1,424
*	MICROS Systems Inc.	18,332	1,245
*	IMS Health Holdings Inc.	40,200	1,032
*	Informatica Corp.	26,605	948
*	Premier Inc. Class A	15,267	443
			1,446,346
Telecommunications (2.5%)
	Verizon
	Communications Inc.	2,006,302	98,169
	AT&T Inc.	2,513,908	88,892
	CenturyLink Inc.	279,758	10,127

Large-Cap Index Fund

		Market
		Value
	Shares	($000)
SBA Communications
Corp. Class A	62,127	6,356
T-Mobile US Inc.	135,789	4,565
Level 3
Communications Inc.	86,272	3,788
Sprint Corp.	381,130	3,251
Windstream Holdings Inc.	287,455	2,863
Frontier
Communications Corp.	482,740	2,819
		220,830
Utilities (3.3%)
Duke Energy Corp.	342,744	25,428
NextEra Energy Inc.	210,804	21,603
Dominion Resources Inc.	281,398	20,126
Southern Co.	431,680	19,590
Exelon Corp.	415,006	15,139
Spectra Energy Corp.	323,957	13,762
American Electric Power
Co. Inc.	236,240	13,175
Sempra Energy	112,797	11,811
PPL Corp.	304,985	10,836
PG&E Corp.	225,148	10,812
Public Service Enterprise
Group Inc.	245,252	10,004
Edison International	157,723	9,165
Consolidated Edison Inc.	141,889	8,193
Xcel Energy Inc.	243,221	7,839
Northeast Utilities	152,518	7,210
Entergy Corp.	86,380	7,091
FirstEnergy Corp.	202,997	7,048
ONEOK Inc.	100,680	6,854
DTE Energy Co.	85,809	6,682
NRG Energy Inc.	163,431	6,080
NiSource Inc.	151,724	5,969
CenterPoint Energy Inc.	207,137	5,290
Wisconsin Energy Corp.	109,169	5,122
AES Corp.	314,800	4,895
Ameren Corp.	117,734	4,813
Calpine Corp.	194,185	4,624
American Water Works
Co. Inc.	86,518	4,278
CMS Energy Corp.	129,294	4,027
Pepco Holdings Inc.	120,854	3,321
SCANA Corp.	61,360	3,302
Alliant Energy Corp.	53,623	3,263
Pinnacle West Capital Corp.	53,185	3,076
National Fuel Gas Co.	38,472	3,012
Integrys Energy Group Inc.	38,911	2,768
		296,208
Total Common Stocks
(Cost $5,920,624)		9,000,424

			Market
			Value
		Shares	($000)
Temporary Cash Investments (0.1%)[1]
	Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.111%	9,573,000	9,573

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Fannie Mae Discount Notes,
	0.075%, 10/15/14	200	200
6	Federal Home Loan Bank
	Discount Notes,
	0.060%, 8/13/14	1,000	1,000
[5,6]	Federal Home Loan Bank
	Discount Notes,
	0.080%, 9/5/14	200	200
			1,400
Total Temporary Cash Investments
	(Cost $10,973)		10,973
	Total Investments (100.1%)
	(Cost $5,931,597)		9,011,397
Other Assets and Liabilities (-0.1%)
	Other Assets		32,699
	Liabilities[3]		(39,202)
			(6,503)
	Net Assets (100%)		9,004,894

61

Large-Cap Index Fund

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	5,965,502
Overdistributed Net Investment Income	(1,712)
Accumulated Net Realized Losses	(38,701)
Unrealized Appreciation (Depreciation)
Investment Securities	3,079,800
Futures Contracts	5
Net Assets	9,004,894

Investor Shares—Net Assets
Applicable to 11,090,204 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	403,222
Net Asset Value Per Share—
Investor Shares	$36.36

Admiral Shares—Net Assets
Applicable to 47,071,666 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,139,826
Net Asset Value Per Share—
Admiral Shares	$45.46

Amount
($000)
Signal Shares—Net Assets
Applicable to 12,902,860 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	511,629
Net Asset Value Per Share—
Signal Shares	$39.65

Institutional Shares—Net Assets
Applicable to 4,408,149 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	824,744
Net Asset Value Per Share—
Institutional Shares	$187.10

ETF Shares—Net Assets
Applicable to 56,942,984 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,125,473
Net Asset Value Per Share—
ETF Shares	$90.01

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,500,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $6,713,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

62

Large-Cap Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	82,098
Interest[1]	15
Securities Lending	108
Total Income	82,221
Expenses
The Vanguard Group—Note B
Investment Advisory Services	701
Management and Administrative—Investor Shares	356
Management and Administrative—Admiral Shares	459
Management and Administrative—Signal Shares	176
Management and Administrative—Institutional Shares	133
Management and Administrative—ETF Shares	1,301
Marketing and Distribution—Investor Shares	47
Marketing and Distribution—Admiral Shares	116
Marketing and Distribution—Signal Shares	116
Marketing and Distribution—Institutional Shares	99
Marketing and Distribution—ETF Shares	378
Custodian Fees	73
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Admiral Shares	9
Shareholders’ Reports—Signal Shares	4
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	40
Trustees’ Fees and Expenses	3
Total Expenses	4,018
Net Investment Income	78,203
Realized Net Gain (Loss)
Investment Securities Sold	32,870
Futures Contracts	2,697
Realized Net Gain (Loss)	35,567
Change in Unrealized Appreciation (Depreciation)
Investment Securities	485,846
Futures Contracts	(793)
Change in Unrealized Appreciation (Depreciation)	485,053
Net Increase (Decrease) in Net Assets Resulting from Operations	598,823
1 Interest income from an affiliated company of the fund was $14,000.

See accompanying Notes, which are an integral part of the Financial Statements.

63

Large-Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,203	143,299
Realized Net Gain (Loss)	35,567	391,897
Change in Unrealized Appreciation (Depreciation)	485,053	1,502,957
Net Increase (Decrease) in Net Assets Resulting from Operations	598,823	2,038,153
Distributions
Net Investment Income
Investor Shares	(3,190)	(6,224)
Admiral Shares	(16,100)	(23,807)
Signal Shares	(6,135)	(15,483)
Institutional Shares	(7,036)	(16,340)
ETF Shares	(43,597)	(81,511)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(76,058)	(143,365)
Capital Share Transactions
Investor Shares	(10,606)	11,281
Admiral Shares	596,920	146,933
Signal Shares	(462,331)	87,247
Institutional Shares	26,904	(222,932)
ETF Shares	120,618	55,403
Net Increase (Decrease) from Capital Share Transactions	271,505	77,932
Total Increase (Decrease)	794,270	1,972,720
Net Assets
Beginning of Period	8,210,624	6,237,904
End of Period[1]	9,004,894	8,210,624

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,712,000) and ($3,857,000).

See accompanying Notes, which are an integral part of the Financial Statements.

64

Large-Cap Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$34.24	$26.32	$23.16	$23.25	$20.47	$16.41
Investment Operations
Net Investment Income	.295	.556	.521	.421	.372	.387
Net Realized and Unrealized Gain (Loss)
on Investments	2.111	7.921	3.159	(.095)	2.791	4.075
Total from Investment Operations	2.406	8.477	3.680	.326	3.163	4.462
Distributions
Dividends from Net Investment Income	(.286)	(.557)	(.520)	(.416)	(.383)	(.402)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.286)	(.557)	(.520)	(.416)	(.383)	(.402)
Net Asset Value, End of Period	$36.36	$34.24	$26.32	$23.16	$23.25	$20.47

Total Return[1]	7.05%	32.45%	15.94%	1.44%	15.63%	27.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$403	$391	$290	$293	$307	$448
Ratio of Total Expenses to
Average Net Assets	0.23%	0.24%	0.24%	0.24%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.82%	2.08%	1.81%	1.78%	2.24%
Portfolio Turnover Rate[2]	4%	9%	8%	7%	8%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Large-Cap Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$42.81	$32.90	$28.96	$29.07	$25.59	$20.51
Investment Operations
Net Investment Income	.401	.752	.698	.569	.503	.516
Net Realized and Unrealized Gain (Loss)
on Investments	2.638	9.909	3.939	(.116)	3.495	5.097
Total from Investment Operations	3.039	10.661	4.637	.453	3.998	5.613
Distributions
Dividends from Net Investment Income	(.389)	(.751)	(.697)	(.563)	(.518)	(.533)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.389)	(.751)	(.697)	(.563)	(.518)	(.533)
Net Asset Value, End of Period	$45.46	$42.81	$32.90	$28.96	$29.07	$25.59

Total Return[1]	7.13%	32.66%	16.06%	1.60%	15.81%	27.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,140	$1,438	$981	$796	$698	$328
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.97%	2.22%	1.95%	1.92%	2.38%
Portfolio Turnover Rate[2]	4%	9%	8%	7%	8%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

66

Large-Cap Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$37.34	$28.70	$25.26	$25.36	$22.32	$17.89
Investment Operations
Net Investment Income	.345	.656	.609	.495	.440	.451
Net Realized and Unrealized Gain (Loss)
on Investments	2.300	8.641	3.438	(.105)	3.052	4.446
Total from Investment Operations	2.645	9.297	4.047	.390	3.492	4.897
Distributions
Dividends from Net Investment Income	(.335)	(.657)	(.607)	(.490)	(.452)	(.467)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.335)	(.657)	(.607)	(.490)	(.452)	(.467)
Net Asset Value, End of Period	$39.65	$37.34	$28.70	$25.26	$25.36	$22.32

Total Return	7.11%	32.65%	16.07%	1.58%	15.83%	27.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$512	$925	$637	$520	$381	$247
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.97%	2.22%	1.95%	1.92%	2.38%
Portfolio Turnover Rate[1]	4%	9%	8%	7%	8%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

67

Large-Cap Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$176.18	$135.42	$119.18	$119.65	$105.33	$84.43
Investment Operations
Net Investment Income	1.654	3.105	2.903	2.366	2.111	2.160
Net Realized and Unrealized Gain (Loss)
on Investments	10.873	40.761	16.234	(.499)	14.383	20.973
Total from Investment Operations	12.527	43.866	19.137	1.867	16.494	23.133
Distributions
Dividends from Net Investment Income	(1.607)	(3.106)	(2.897)	(2.337)	(2.174)	(2.233)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(1.607)	(3.106)	(2.897)	(2.337)	(2.174)	(2.233)
Net Asset Value, End of Period	$187.10	$176.18	$135.42	$119.18	$119.65	$105.33

Total Return	7.14%	32.65%	16.11%	1.60%	15.85%	27.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$825	$750	$752	$504	$276	$306
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.98%	2.24%	1.97%	1.96%	2.42%
Portfolio Turnover Rate[1]	4%	9%	8%	7%	8%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

68

Large-Cap Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$84.76	$65.15	$57.34	$57.56	$50.67	$40.61
Investment Operations
Net Investment Income	.791	1.488	1.383	1.126	.996	1.022
Net Realized and Unrealized Gain (Loss)
on Investments	5.228	19.610	7.807	(.234)	6.920	10.095
Total from Investment Operations	6.019	21.098	9.190	.892	7.916	11.117
Distributions
Dividends from Net Investment Income	(.769)	(1.488)	(1.380)	(1.112)	(1.026)	(1.057)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.769)	(1.488)	(1.380)	(1.112)	(1.026)	(1.057)
Net Asset Value, End of Period	$90.01	$84.76	$65.15	$57.34	$57.56	$50.67

Total Return	7.13%	32.65%	16.09%	1.58%	15.81%	27.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,125	$4,707	$3,577	$3,021	$2,858	$2,489
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.97%	2.22%	1.95%	1.92%	2.38%
Portfolio Turnover Rate[1]	4%	9%	8%	7%	8%	8%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

69

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

70

Large-Cap Index Fund

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

71

Large-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $908,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,000,424	—	—
Temporary Cash Investments	9,573	1,400	—
Futures Contracts—Assets[1]	1	—	—
Total	9,009,998	1,400	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2014	67	6,541	5

72

Large-Cap Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $34,499,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $38,914,000 to offset future net capital gains of $5,147,000 through December 31, 2017 and $33,767,000 through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $5,931,597,000. Net unrealized appreciation of investment securities for tax purposes was $3,079,800,000, consisting of unrealized gains of $3,177,963,000 on securities that had risen in value since their purchase and $98,163,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $512,030,000 of investment securities and sold $216,393,000 of investment securities, other than temporary cash investments. Purchases and sales include $162,830,000 and $62,188,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

73

Large-Cap Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	52,033	1,500	113,753	3,731
Issued in Lieu of Cash Distributions	3,073	87	5,997	193
Redeemed	(65,712)	(1,906)	(108,469)	(3,553)
Net Increase (Decrease)—Investor Shares	(10,606)	(319)	11,281	371
Admiral Shares
Issued	711,113	16,124	355,538	9,316
Issued in Lieu of Cash Distributions	13,624	307	20,643	532
Redeemed	(127,817)	(2,951)	(229,248)	(6,081)
Net Increase (Decrease)—Admiral Shares	596,920	13,480	146,933	3,767
Signal Shares
Issued	88,891	2,371	254,147	7,619
Issued in Lieu of Cash Distributions	4,668	122	11,355	335
Redeemed	(555,890)	(14,378)	(178,255)	(5,379)
Net Increase (Decrease)—Signal Shares	(462,331)	(11,885)	87,247	2,575
Institutional Shares
Issued	41,052	231	111,550	733
Issued in Lieu of Cash Distributions	6,189	34	14,858	94
Redeemed	(20,337)	(113)	(349,340)	(2,125)
Net Increase (Decrease)—Institutional Shares	26,904	152	(222,932)	(1,298)
ETF Shares
Issued	189,961	2,213	316,306	4,133
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(69,343)	(800)	(260,903)	(3,500)
Net Increase (Decrease)—ETF Shares	120,618	1,413	55,403	633

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

74

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

75

Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2013	6/30/2014	Period
Based on Actual Fund Return
Growth Index Fund
Investor Shares	$1,000.00	$1,069.30	$1.18
Admiral Shares	1,000.00	1,069.85	0.46
Signal Shares	1,000.00	1,070.15	0.46
Institutional Shares	1,000.00	1,069.89	0.41
ETF Shares	1,000.00	1,070.01	0.46
Value Index Fund
Investor Shares	$1,000.00	$1,071.56	$1.18
Admiral Shares	1,000.00	1,072.32	0.46
Signal Shares	1,000.00	1,072.15	0.46
Institutional Shares	1,000.00	1,072.01	0.41
ETF Shares	1,000.00	1,072.27	0.46
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,070.51	$1.18
Admiral Shares	1,000.00	1,071.25	0.46
Signal Shares	1,000.00	1,071.09	0.46
Institutional Shares	1,000.00	1,071.37	0.41
ETF Shares	1,000.00	1,071.29	0.46

76

Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2013	6/30/2014	Period
Based on Hypothetical 5% Yearly Return
Growth Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.35	0.45
Value Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.35	0.45
Large-Cap Index Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.35	0.45
Signal Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.40	0.40
ETF Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; for the Value Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares; and for the Large-Cap Index Fund, 0.23% for Investor Shares, 0.09% for Admiral Shares, 0.09% for Signal Shares, 0.08% for Institutional Shares, and 0.09% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

77

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Growth Index Fund, Value Index Fund, and Large-Cap Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for each fund. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

78

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

79

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Growth Index: S&P 500 Growth Index (formerly known as the S&P 500/Barra Growth Index) through May 16, 2003; MSCI US Prime Market Growth Index through April 16, 2013; CRSP US Large Cap Growth Index thereafter.

Spliced Large Cap Index: MSCI US Prime Market 750 Index through January 30, 2013; CRSP US Large Cap Index thereafter.

Spliced Value Index: S&P 500 Value Index (formerly known as the S&P 500/Barra Value Index) through May 16, 2003; MSCI US Prime Market Value Index through April 16, 2013; CRSP US Large Cap Value Index thereafter.

80

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q03072 082014

Semiannual Report | June 30, 2014

Vanguard Total Stock Market Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	28
Trustees Approve Advisory Arrangement.	30
Glossary.	31

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Total Stock Market Index Fund
Investor Shares	6.93%
Admiral™ Shares	6.99
Signal® Shares	6.98
Institutional Shares	6.99
ETF Shares
Market Price	7.00
Net Asset Value	6.98
CRSP US Total Market Index	7.00
Multi-Cap Core Funds Average	6.21
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

U.S. stocks overcame a rough start to finish the half year near all-time highs as investors anticipated that the U.S. economy’s slow growth would still support a rise in corporate profits. Investors have also been encouraged by stimulus efforts in Europe and Asia and the low-interest rate environment in the United States even as the Federal Reserve has slowly withdrawn its monthly stimulus over the six-month period.

Vanguard Total Stock Market Index Fund returned about 7% for the six months ended June 30, 2014, closely tracking its target benchmark, the CRSP US Total Market Index. Its return was higher than the average return of its multi-cap core fund peers.

Stocks of all sizes and styles shared in the market’s gains. Value stocks outpaced growth stocks, a difference most notable in the small-capitalization arena, and mid-cap stocks surpassed both large-and small-caps. All ten industry sectors registered positive results.

After starting the half year slowly, stocks pushed higher
Although U.S. stocks began the period with a decline in January, they went on to advance in each of the next five months. Stocks were notably resilient, surging ahead after dips caused by turmoil in Iraq and conflict in Ukraine.

2

Citing the U.S. economy’s progress, the Fed has steadily trimmed its stimulative monthly bond-buying since January.

At the same time, investors have been reassured by the Fed’s decision to keep interest rates low for an extended period.

International stocks overall returned nearly 6%. Emerging markets stocks, which have rebounded sharply in recent months, were the top performers, followed by stocks of developed markets in Europe and then those in the Pacific region.

The period was strong for bonds as yields dropped and prices rose
Bond prices spent most of the six months regaining the ground they lost in 2013. Over the period, the broad U.S. taxable bond market returned 3.93%. The yieldof the benchmark 10-year Treasury note ended June at 2.54%, down from almost 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 6.00% amid support from the broad bond market rally, investors’ greater appetite for tax-exempt income, and a decline in the pool of new issues.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 5.59%. In June, the European Central Bank made the unprecedented move of lowering a key interest rate below zero, to –0.10%, in an effort to avert deflation and induce banks to lend and thus fuel economic growth.

Market Barometer

			Total Returns
		Periods Ended June 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	7.27%	25.35%	19.25%
Russell 2000 Index (Small-caps)	3.19	23.64	20.21
Russell 3000 Index (Broad U.S. market)	6.94	25.22	19.33
FTSE All-World ex US Index (International)	5.75	21.93	11.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	3.93%	4.37%	4.85%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.00	6.14	5.81
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

CPI
Consumer Price Index	2.27%	2.07%	2.02%

3

Although the period was strong worldwide for bonds, it’s worth remembering that the current low yields imply lower future returns: As yields drop, the scope for further declines—and increases in prices—diminishes.

Returns remained tiny for money market funds and savings accounts because of the Fed’s target of 0%–0.25% for short-term interest rates.

All capitalizations, categories played parts in the fund’s result
Vanguard Total Stock Market Index Fund invests across all market-capitalization and style segments. Your fund benefited from this broad diversification and the market’s mostly balanced strength over the period.

As I mentioned earlier, mid-cap stocks surpassed their large- and small-cap counterparts, and value stocks trumped growth. But all joined in the market’s solid showing, and the Total Stock Market Index Fund was well poised to participate with its wide exposure to the different capitalizations and categories.

Your fund’s diversification among sectors also served it well. Some sectors performed better than others––as is always the case––but no sector subtracted from results.

The technology sector, the fund’s second-largest, contributed the most to the return. Some of the nation’s largest hardware, software, semiconductor, and internet companies thrived over the period. Global demand for the internet and smartphones

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
Total Stock Market Index Fund	0.17%	0.05%	0.05%	0.04%	0.05%	1.17%
The fund expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the fund’s annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for
Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF Shares. The peer-group expense ratio is derived from data provided by
Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: Multi-Cap Core Funds.

4

has translated to revenues and profits for companies with the resources and business plans to succeed both at home and abroad. The growth of cloud-based computing has also boosted the sector, and the expected increase of electronic content in cars and industrial products has supported the volatile semiconductor group.

Health care stocks also excelled during the six months. Although there were concerns about certain biotechnology firms being overvalued earlier in the period, the subsector ultimately held up. Productive pipelines for new medicines and the projection of few patent losses have helped biotechnology and pharmaceutical giants. Despite unease about the effects of regulation on the managed care industry, health care providers also did well.

The oil and gas sector was also a strong one for the fund. Energy producers were boosted by several factors: geopolitical tensions in Eastern Europe and the Middle East, demand for natural gas during the severe U.S. winter, and growing reliance on oil in the developing world. Rising natural gas prices also contributed to the performance of the smallish utilities sector, which had the fund’s highest return at about 18%.

Financials, the fund’s largest sector, returned about 5%. Real estate investment trusts (REITs) and a few banks offset some weakness among consumer finance and investment services firms. Consumer goods, consumer services, industrials, and basic materials also recorded single-digit returns.

Don’t let complacencyset your portfolio adrift
At Vanguard, we often warn investors against letting their emotions become entangled with their investments. When the financial markets are in turmoil, for example, we’ll caution investors not to let fear lead to rash decisions. But complacency can also stand in the way of achieving your financial goals. And lately, conditions may have been leading investors to feel a little too comfortable.

Volatility, a hallmark of stock investing, seems to have vanished for the moment, and returns have been robust. In the more than five years since its March 2009 bottom, the broad U.S. stock market, as measured by the Russell 3000 Index, has produced average annual returns of about 26%. That’s more than double the market’s historical average annual return. And in recent weeks, several indexes have reached all-time highs.

The investment winds don’t always blow so favorably, of course. While the smooth sailing lasts, however, it creates risks of its own: In such a calm climate, it can be easy to lose sight of fundamentals, especially the importance of rebalancing. Without rebalancing—periodically adjusting your asset allocation so that it stays in line with your goals and risk tolerance—you can end up with a portfolio that’s very different from, and potentially riskier than, the one you intended to have.

5

Whether the market’s moving up, down, or sideways, we always encourage our clients to stay focused on the four keys to Vanguard’s timeless principles for investment success: goals, balance, cost, and discipline. (You can read more about our principles in Vanguard’s Principles for Investment Success, available at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 11, 2014

6

Your Fund’s Performance at a Glance
December 31, 2013, Through June 30, 2014

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Stock Market Index Fund
Investor Shares	$46.67	$49.51	$0.382	$0.000
Admiral Shares	46.69	49.53	0.411	0.000
Signal Shares	45.06	47.80	0.396	0.000
Institutional Shares	46.69	49.53	0.412	0.000
ETF Shares	95.91	101.74	0.843	0.000

7

Total Stock Market Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VTSMX	VTSAX	VTSSX	VITSX	VTI
Expense Ratio[1]	0.17%	0.05%	0.05%	0.04%	0.05%
30-Day SEC Yield	1.70%	1.82%	1.82%	1.82%	1.82%

Portfolio Characteristics
		CRSP US
		Total Market
	Fund	Index
Number of Stocks	3,740	3,720
Median Market Cap	$45.5B	$44.7B
Price/Earnings Ratio	20.8x	20.9x
Price/Book Ratio	2.7x	2.7x
Return on Equity	17.7%	17.5%
Earnings Growth
Rate	14.4%	14.2%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		CRSP US
		Total Market
	Fund	Index
Basic Materials	3.1%	3.1%
Consumer Goods	9.8	9.8
Consumer Services	13.0	12.9
Financials	18.4	18.4
Health Care	12.2	12.2
Industrials	12.9	12.9
Oil & Gas	9.7	9.8
Technology	15.4	15.4
Telecommunications	2.2	2.2
Utilities	3.3	3.3

Volatility Measures
Spliced Total
Stock Market
Index
R-Squared	1.00
Beta	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.6%
Exxon Mobil Corp.	Integrated Oil & Gas	2.0
Google Inc.	Internet	1.5
Microsoft Corp.	Software	1.4
Johnson & Johnson	Pharmaceuticals	1.4
Wells Fargo & Co.	Banks	1.3
General Electric Co.	Diversified Industrials	1.2
Chevron Corp.	Integrated Oil & Gas	1.1
Berkshire Hathaway Inc.	Reinsurance	1.1
JPMorgan Chase & Co.	Banks	1.0
Top Ten		14.6%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 28, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares,
0.04% for Institutional Shares, and 0.05% for ETF Shares.

8

Total Stock Market Index Fund

9

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/27/1992	25.04%	19.29%	8.31%
Admiral Shares	11/13/2000	25.18	19.44	8.42
Signal Shares	9/1/2006	25.18	19.43	8.10[1]
Institutional Shares	7/7/1997	25.18	19.43	8.43
ETF Shares	5/24/2001
Market Price		25.24	19.44	8.42
Net Asset Value		25.18	19.43	8.42
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

10

Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Basic Materials †		10,689,174	3.1%

Consumer Goods
Procter & Gamble Co.	43,014,993	3,380,548	1.0%
Coca-Cola Co.	62,925,256	2,665,514	0.7%
PepsiCo Inc.	24,123,983	2,155,237	0.6%
Philip Morris International Inc.	23,773,512	2,004,345	0.6%
Altria Group Inc.	31,591,849	1,324,962	0.4%
Consumer Goods—Other †		22,393,479	6.4%
		33,924,085	9.7%
Consumer Services
Walt Disney Co.	24,792,686	2,125,725	0.6%
Comcast Corp. Class A	36,416,231	1,954,823	0.6%
Wal-Mart Stores Inc.	25,668,597	1,926,942	0.5%
* Amazon.com Inc.	5,859,436	1,903,028	0.5%
Home Depot Inc.	21,753,757	1,761,184	0.5%
McDonald’s Corp.	15,713,611	1,582,989	0.5%
CVS Caremark Corp.	18,607,271	1,402,430	0.4%
Consumer Services—Other †		32,169,342	9.3%
		44,826,463	12.9%
Financials
Wells Fargo & Co.	83,796,641	4,404,351	1.3%
* Berkshire Hathaway Inc. Class B	27,774,077	3,515,087	1.0%
JPMorgan Chase & Co.	60,217,228	3,469,717	1.0%
Bank of America Corp.	167,338,634	2,571,995	0.7%
Citigroup Inc.	45,916,428	2,162,664	0.6%
Visa Inc. Class A	7,946,930	1,674,498	0.5%
American Express Co.	16,846,163	1,598,195	0.5%
American International Group Inc.	23,003,859	1,255,551	0.4%
* Berkshire Hathaway Inc. Class A	863	163,884	0.0%
Financials—Other †		42,719,567	12.3%
		63,535,509	18.3%

11

Total Stock Market Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	45,019,345	4,709,924	1.3%
Pfizer Inc.	101,392,111	3,009,318	0.9%
Merck & Co. Inc.	46,514,192	2,690,846	0.8%
* Gilead Sciences Inc.	24,448,935	2,027,061	0.6%
AbbVie Inc.	25,313,601	1,428,700	0.4%
Amgen Inc.	12,065,849	1,428,235	0.4%
Bristol-Myers Squibb Co.	26,379,159	1,279,653	0.4%
UnitedHealth Group Inc.	15,590,947	1,274,560	0.4%
Health Care—Other †		24,512,824	7.0%
		42,361,121	12.2%
Industrials
General Electric Co.	159,516,602	4,192,096	1.2%
United Technologies Corp.	13,852,509	1,599,272	0.5%
3M Co.	10,401,996	1,489,982	0.4%
Union Pacific Corp.	14,419,719	1,438,367	0.4%
Boeing Co.	10,441,441	1,328,465	0.4%
Industrials—Other †		34,649,635	10.0%
		44,697,817	12.9%
Oil & Gas
Exxon Mobil Corp.	68,317,679	6,878,224	2.0%
Chevron Corp.	30,281,320	3,953,226	1.1%
Schlumberger Ltd.	20,688,912	2,440,257	0.7%
ConocoPhillips	19,525,891	1,673,955	0.5%
Occidental Petroleum Corp.	12,498,490	1,282,720	0.4%
Oil & Gas—Other †		17,512,659	5.0%
		33,741,041	9.7%

Other †		2,913	0.0%

Technology
Apple Inc.	95,942,967	8,915,980	2.6%
Microsoft Corp.	118,295,378	4,932,917	1.4%
International Business Machines Corp.	16,103,134	2,919,015	0.8%
* Google Inc. Class A	4,496,043	2,628,701	0.8%
* Google Inc. Class C	4,547,977	2,616,360	0.7%
Intel Corp.	79,204,462	2,447,418	0.7%
Oracle Corp.	53,214,959	2,156,802	0.6%
* Facebook Inc. Class A	31,727,330	2,134,932	0.6%
QUALCOMM Inc.	26,846,485	2,126,242	0.6%
Cisco Systems Inc.	81,507,324	2,025,457	0.6%
Technology—Other †		20,364,794	5.9%
		53,268,618	15.3%
Telecommunications
Verizon Communications Inc.	65,893,556	3,224,172	0.9%
AT&T Inc.	82,582,310	2,920,111	0.9%
Telecommunications—Other †		1,423,419	0.4%
		7,567,702	2.2%

Utilities †		11,466,885	3.3%
Total Common Stocks (Cost $227,635,354)		346,081,328	99.6%[1]

12

Total Stock Market Index Fund

			Market	Percentage
			Value	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[2,3] Vanguard Market Liquidity Fund	0.111%	1,975,798,863	1,975,799	0.6%

4U.S. Government and Agency Obligations †			79,592	0.0%
Total Temporary Cash Investments (Cost $2,055,393)			2,055,391	0.6%[1]
[5]Total Investments (Cost $229,690,747)			348,136,719	100.2%
Other Assets and Liabilities
Other Assets			870,978	0.3%
Liabilities[3]			(1,629,191)	(0.5%)
			(758,213)	(0.2%)
Net Assets			347,378,506	100.0%

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	232,030,882
Overdistributed Net Investment Income	(25,947)
Accumulated Net Realized Losses	(3,091,429)
Unrealized Appreciation (Depreciation)
Investment Securities	118,445,972
Futures Contracts	19,095
Swap Contracts	(67)
Net Assets	347,378,506

Investor Shares—Net Assets
Applicable to 2,312,980,111 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	114,516,479
Net Asset Value Per Share—Investor Shares	$49.51

Admiral Shares—Net Assets
Applicable to 2,002,180,588 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	99,159,024
Net Asset Value Per Share—Admiral Shares	$49.53

Signal Shares—Net Assets
Applicable to 192,191,639 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,186,336
Net Asset Value Per Share—Signal Shares	$47.80

Institutional Shares—Net Assets
Applicable to 1,612,845,806 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	79,888,905
Net Asset Value Per Share—Institutional Shares	$49.53

13

Total Stock Market Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 438,631,189 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	44,627,762
Net Asset Value Per Share—ETF Shares	$101.74

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent
100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $809,422,000 of collateral received for securities on loan.
4 Securities with a value of $60,293,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $759,226,000.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	2,981,769
Interest[1]	928
Securities Lending	31,253
Total Income	3,013,950
Expenses
The Vanguard Group—Note B
Investment Advisory Services	6,055
Management and Administrative—Investor Shares	77,556
Management and Administrative—Admiral Shares	13,508
Management and Administrative—Signal Shares	1,008
Management and Administrative—Institutional Shares	6,294
Management and Administrative—ETF Shares	4,464
Marketing and Distribution—Investor Shares	10,668
Marketing and Distribution—Admiral Shares	6,563
Marketing and Distribution—Signal Shares	1,368
Marketing and Distribution—Institutional Shares	8,224
Marketing and Distribution—ETF Shares	4,668
Custodian Fees	1,505
Shareholders’ Reports—Investor Shares	104
Shareholders’ Reports—Admiral Shares	136
Shareholders’ Reports—Signal Shares	19
Shareholders’ Reports—Institutional Shares	21
Shareholders’ Reports—ETF Shares	166
Trustees’ Fees and Expenses	102
Total Expenses	142,429
Net Investment Income	2,871,521
Realized Net Gain (Loss)
Investment Securities Sold	2,668,602
Futures Contracts	87,579
Swap Contracts	(11,524)
Realized Net Gain (Loss)	2,744,657
Change in Unrealized Appreciation (Depreciation)
Investment Securities	16,944,243
Futures Contracts	(15,834)
Swap Contracts	(2,034)
Change in Unrealized Appreciation (Depreciation)	16,926,375
Net Increase (Decrease) in Net Assets Resulting from Operations	22,542,553
1 Interest income from an affiliated company of the fund was $901,000.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,871,521	4,980,596
Realized Net Gain (Loss)	2,744,657	1,818,521
Change in Unrealized Appreciation (Depreciation)	16,926,375	67,277,064
Net Increase (Decrease) in Net Assets Resulting from Operations	22,542,553	74,076,181
Distributions
Net Investment Income
Investor Shares	(875,786)	(1,729,931)
Admiral Shares	(796,843)	(1,453,044)
Signal Shares	(87,210)	(196,060)
Institutional Shares	(641,745)	(1,027,734)
ETF Shares	(365,274)	(639,967)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,766,858)	(5,046,736)
Capital Share Transactions
Investor Shares	2,932,539	1,154,267
Admiral Shares	7,096,188	7,305,262
Signal Shares	(2,317,416)	242,207
Institutional Shares	9,610,434	12,750,062
ETF Shares	2,948,945	6,481,221
Net Increase (Decrease) from Capital Share Transactions	20,270,690	27,933,019
Total Increase (Decrease)	40,046,385	96,962,464
Net Assets
Beginning of Period	307,332,121	210,369,657
End of Period[1]	347,378,506	307,332,121
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($25,947,000) and ($119,086,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Stock Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$46.67	$35.64	$31.29	$31.56	$27.45	$21.80
Investment Operations
Net Investment Income	.399	.757	.720	.565	.523	.514
Net Realized and Unrealized Gain (Loss)
on Investments	2.823	11.038	4.350	(.273)	4.117	5.651
Total from Investment Operations	3.222	11.795	5.070	.292	4.640	6.165
Distributions
Dividends from Net Investment Income	(.382)	(.765)	(.720)	(.562)	(.530)	(.515)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.382)	(.765)	(.720)	(.562)	(.530)	(.515)
Net Asset Value, End of Period	$49.51	$46.67	$35.64	$31.29	$31.56	$27.45

Total Return[1]	6.93%	33.35%	16.25%	0.96%	17.09%	28.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$114,516	$105,008	$78,936	$62,668	$56,063	$58,004
Ratio of Total Expenses to
Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.76%	1.84%	2.11%	1.79%	1.85%	2.22%
Portfolio Turnover Rate [2]	4%	4%	3%	5%	5%	5%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Stock Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$46.69	$35.65	$31.30	$31.57	$27.45	$21.80
Investment Operations
Net Investment Income	.426	.807	.761	.602	.554	.539
Net Realized and Unrealized Gain (Loss)
on Investments	2.825	11.047	4.350	(.273)	4.127	5.650
Total from Investment Operations	3.251	11.854	5.111	.329	4.681	6.189
Distributions
Dividends from Net Investment Income	(.411)	(.814)	(.761)	(.599)	(.561)	(.539)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.411)	(.814)	(.761)	(.599)	(.561)	(.539)
Net Asset Value, End of Period	$49.53	$46.69	$35.65	$31.30	$31.57	$27.45

Total Return[1]	6.99%	33.52%	16.38%	1.08%	17.26%	28.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$99,159	$86,541	$59,771	$49,496	$47,190	$27,762
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.88%	1.96%	2.23%	1.91%	1.96%	2.33%
Portfolio Turnover Rate[2]	4%	4%	3%	5%	5%	5%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Stock Market Index Fund

Financial Highlights

Signal Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$45.06	$34.41	$30.21	$30.47	$26.50	$21.04
Investment Operations
Net Investment Income	.412	.778	.735	.581	.535	.520
Net Realized and Unrealized Gain (Loss)
on Investments	2.724	10.658	4.200	(.262)	3.977	5.459
Total from Investment Operations	3.136	11.436	4.935	.319	4.512	5.979
Distributions
Dividends from Net Investment Income	(.396)	(.786)	(.735)	(.579)	(.542)	(.519)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.396)	(.786)	(.735)	(.579)	(.542)	(.519)
Net Asset Value, End of Period	$47.80	$45.06	$34.41	$30.21	$30.47	$26.50

Total Return	6.98%	33.51%	16.39%	1.09%	17.23%	28.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,186	$10,879	$8,025	$6,133	$5,471	$4,757
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.88%	1.96%	2.23%	1.91%	1.96%	2.33%
Portfolio Turnover Rate[1]	4%	4%	3%	5%	5%	5%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$46.69	$35.66	$31.30	$31.57	$27.46	$21.81
Investment Operations
Net Investment Income	.428	.808	.763	.603	.558	.541
Net Realized and Unrealized Gain (Loss)
on Investments	2.824	11.038	4.359	(.272)	4.117	5.650
Total from Investment Operations	3.252	11.846	5.122	.331	4.675	6.191
Distributions
Dividends from Net Investment Income	(.412)	(.816)	(.762)	(.601)	(.565)	(.541)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.412)	(.816)	(.762)	(.601)	(.565)	(.541)
Net Asset Value, End of Period	$49.53	$46.69	$35.66	$31.30	$31.57	$27.46

Total Return	6.99%	33.49%	16.42%	1.09%	17.23%	28.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$79,889	$65,738	$39,367	$29,467	$23,785	$16,047
Ratio of Total Expenses to
Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.06%
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.97%	2.24%	1.92%	1.97%	2.34%
Portfolio Turnover Rate[1]	4%	4%	3%	5%	5%	5%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Stock Market Index Fund

Financial Highlights

ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$95.91	$73.24	$64.29	$64.86	$56.39	$44.78
Investment Operations
Net Investment Income	.876	1.657	1.564	1.238	1.133	1.106
Net Realized and Unrealized Gain (Loss)
on Investments	5.797	22.686	8.949	(.575)	8.485	11.611
Total from Investment Operations	6.673	24.343	10.513	.663	9.618	12.717
Distributions
Dividends from Net Investment Income	(.843)	(1.673)	(1.563)	(1.233)	(1.148)	(1.107)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.843)	(1.673)	(1.563)	(1.233)	(1.148)	(1.107)
Net Asset Value, End of Period	$101.74	$95.91	$73.24	$64.29	$64.86	$56.39

Total Return	6.98%	33.51%	16.41%	1.06%	17.26%	28.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,628	$39,165	$24,270	$19,521	$17,930	$13,443
Ratio of Total Expenses to
Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.06%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.88%	1.96%	2.23%	1.91%	1.96%	2.33%
Portfolio Turnover Rate[1]	4%	4%	3%	5%	5%	5%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

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Total Stock Market Index Fund

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended June 30, 2014, the fund’s average amounts of total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

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Total Stock Market Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

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Total Stock Market Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $34,866,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 13.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	346,077,090	99	4,139
Temporary Cash Investments	1,975,799	79,592	—
Futures Contracts—Assets[1]	1,193	—	—
Swap Contracts—Liabilities	—	(67)	—
Total	348,054,082	79,624	4,139
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2014	2,348	1,146,059	15,286
E-mini Russell 2000 Index	September 2014	957	113,912	3,014
E-mini S&P MidCap 400 Index	September 2014	240	34,303	735
E-mini S&P 500 Index	September 2014	130	12,690	60
				19,095

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

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Total Stock Market Index Fund

At June 30, 2014, the fund had the following open total return swap contracts:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp	7/9/14	GSI	50,825	(.552%)	(67)
1 GSI—Goldman Sachs International.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $2,193,746,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes. Realized losses of $11,524,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $2,889,792,000 to offset future net capital gains. Of this amount, $2,283,002,000 is subject to expiration dates; $19,516,000 may be used to offset future net capital gains through December 31, 2015, and $2,263,486,000 through December 31, 2016. Capital losses of $606,790,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $229,700,662,000. Net unrealized appreciation of investment securities for tax purposes was $118,436,057,000, consisting of unrealized gains of $124,274,842,000 on securities that had risen in value since their purchase and $5,838,785,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $29,802,077,000 of investment securities and sold $9,067,001,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,111,654,000 and $3,344,979,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	7,692,685	164,695	12,266,763	300,373
Issued in Lieu of Cash Distributions	871,713	18,063	1,721,975	41,022
Redeemed	(5,631,859)	(119,648)	(12,834,471)	(306,111)
Net Increase (Decrease)—Investor Shares	2,932,539	63,110	1,154,267	35,284
Admiral Shares
Issued	10,564,683	222,381	13,336,091	322,900
Issued in Lieu of Cash Distributions	702,204	14,539	1,287,181	30,594
Redeemed	(4,170,699)	(88,373)	(7,318,010)	(176,330)
Net Increase (Decrease)—Admiral Shares	7,096,188	148,547	7,305,262	177,164
Signal Shares
Issued	1,496,132	33,024	3,462,726	87,006
Issued in Lieu of Cash Distributions	76,898	1,656	172,682	4,261
Redeemed	(3,890,446)	(83,935)	(3,393,201)	(83,052)
Net Increase (Decrease)—Signal Shares	(2,317,416)	(49,255)	242,207	8,215
Institutional Shares
Issued	11,805,563	251,314	16,902,913	404,366
Issued in Lieu of Cash Distributions	609,814	12,623	965,838	22,878
Redeemed	(2,804,943)	(58,944)	(5,118,689)	(123,389)
Net Increase (Decrease)—Institutional Shares	9,610,434	204,993	12,750,062	303,855
ETF Shares
Issued	6,149,269	63,386	9,888,388	115,881
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,200,324)	(33,100)	(3,407,167)	(38,900)
Net Increase (Decrease)—ETF Shares	2,948,945	30,286	6,481,221	76,981

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Stock Market Index Fund	12/31/2013	6/30/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,069.27	$0.87
Admiral Shares	1,000.00	1,069.88	0.26
Signal Shares	1,000.00	1,069.85	0.26
Institutional Shares	1,000.00	1,069.90	0.21
ETF Shares	1,000.00	1,069.84	0.26
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$0.85
Admiral Shares	1,000.00	1,024.55	0.25
Signal Shares	1,000.00	1,024.55	0.25
Institutional Shares	1,000.00	1,024.60	0.20
ETF Shares	1,000.00	1,024.55	0.25
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.05% for Admiral Shares, 0.05% for Signal Shares, 0.04% for Institutional Shares, and 0.05% for ETF
Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent
12-month period.

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Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 22, 2005; MSCI US Broad Market Index through June 2, 2013; and CRSP US Total Market Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Trustee of
Colby-Sawyer College; Member of the Advisory Board	Founder
of the Norris Cotton Cancer Center and of the Advisory	John C. Bogle
Board of the Parthenon Group (strategy consulting).	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q852 082014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (4.3%)
	RPM International Inc.	2,302,119	106,312
	Rockwood Holdings Inc.	1,253,524	95,255
	Royal Gold Inc.	1,062,543	80,881
	Allegheny Technologies Inc.	1,782,015	80,369
	NewMarket Corp.	177,837	69,732
	PolyOne Corp.	1,626,181	68,527
	Steel Dynamics Inc.	3,666,348	65,811
	Cytec Industries Inc.	619,428	65,300
^	United States Steel Corp.	2,500,020	65,100
*	Platform Specialty Products Corp.	2,253,201	63,157
	Cabot Corp.	1,002,764	58,150
	Axiall Corp.	1,207,994	57,102
	Compass Minerals International Inc.	579,379	55,470
	Carpenter Technology Corp.	871,386	55,115
	US Silica Holdings Inc.	928,755	51,490
	Sensient Technologies Corp.	854,482	47,612
	Domtar Corp.	1,108,388	47,494
*	KapStone Paper and Packaging Corp.	1,407,884	46,643
*	Chemtura Corp.	1,659,665	43,367
	HB Fuller Co.	865,518	41,631
^	Cliffs Natural Resources Inc.	2,646,218	39,826
	Minerals Technologies Inc.	595,596	39,059
	Worthington Industries Inc.	899,200	38,702
^,*	Polypore International Inc.	778,749	37,170
	Olin Corp.	1,364,782	36,740
*	Stillwater Mining Co.	2,069,708	36,323
	Commercial Metals Co.	2,034,180	35,212
	Balchem Corp.	525,362	28,138
	Tronox Ltd. Class A	1,026,665	27,617
*	SunCoke Energy Inc.	1,145,139	24,620
	Globe Specialty Metals Inc.	1,083,877	22,523
	Innophos Holdings Inc.	378,865	21,811
	Kaiser Aluminum Corp.	295,839	21,558
*	Clearwater Paper Corp.	335,346	20,698
*	Calgon Carbon Corp.	920,911	20,564
	Hecla Mining Co.	5,926,195	20,445
	PH Glatfelter Co.	743,922	19,736
*	Cloud Peak Energy Inc.	1,052,344	19,384
*	Resolute Forest Products Inc.	1,143,365	19,186
*	Ferro Corp.	1,501,150	18,854
	A Schulman Inc.	479,037	18,539
	OM Group Inc.	554,386	17,979
^,*	AK Steel Holding Corp.	2,242,279	17,849
	Stepan Co.	328,165	17,347
	Innospec Inc.	399,918	17,264
	Quaker Chemical Corp.	216,875	16,654
^,*	Intrepid Potash Inc.	985,223	16,512
*	Coeur Mining Inc.	1,786,881	16,404
*	Horsehead Holding Corp.	875,391	15,985
^,*	Alpha Natural Resources Inc.	3,820,444	14,174
*	RTI International Metals Inc.	529,828	14,088
*	LSB Industries Inc.	330,505	13,772
^	Arch Coal Inc.	3,663,419	13,371
*	Century Aluminum Co.	842,723	13,214
	Koppers Holdings Inc.	335,178	12,821
*	Kraton Performance Polymers Inc.	565,748	12,667
	Haynes International Inc.	214,533	12,140
	Deltic Timber Corp.	197,880	11,956
	Tredegar Corp.	448,091	10,490
*	Rentech Inc.	3,742,836	9,694
^,*	Molycorp Inc.	2,957,402	7,601

1

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Kronos Worldwide Inc.	400,871	6,282
	FutureFuel Corp.	374,990	6,221
^	Walter Energy Inc.	1,139,003	6,208
^,*	Allied Nevada Gold Corp.	1,622,976	6,102
	American Vanguard Corp.	422,737	5,589
^	Gold Resource Corp.	490,412	2,481
	NL Industries Inc.	127,354	1,183
			2,147,271
Consumer Goods (7.6%)
	Hillshire Brands Co.	2,119,660	132,055
	Harman International Industries Inc.	1,176,526	126,394
	Snap-on Inc.	1,006,191	119,254
	Goodyear Tire & Rubber Co.	4,292,572	119,248
*	Toll Brothers Inc.	2,764,266	102,001
*	WhiteWave Foods Co. Class A	3,004,149	97,244
	Ingredion Inc.	1,288,570	96,694
	Hanesbrands Inc.	860,206	84,679
*	Kate Spade & Co.	2,186,387	83,389
	Leggett & Platt Inc.	2,395,688	82,124
*	Middleby Corp.	989,412	81,844
*	Visteon Corp.	836,497	81,149
*	Hain Celestial Group Inc.	822,534	72,992
	Gentex Corp.	2,394,871	69,667
*	Tenneco Inc.	1,051,798	69,103
	Brunswick Corp.	1,601,969	67,491
	Dana Holding Corp.	2,708,219	66,135
	Tupperware Brands Corp.	784,488	65,662
	Flowers Foods Inc.	3,072,867	64,776
*	Tempur Sealy International Inc.	1,050,345	62,706
	Carter's Inc.	881,250	60,745
*	Darling Ingredients Inc.	2,843,402	59,427
*	Deckers Outdoor Corp.	568,200	49,053
*	TreeHouse Foods Inc.	603,566	48,328
	Scotts Miracle-Gro Co. Class A	794,081	45,151
	Thor Industries Inc.	782,759	44,515
	Wolverine World Wide Inc.	1,664,548	43,378
	Pool Corp.	740,477	41,881
*	Zynga Inc. Class A	12,161,173	39,037
*	Post Holdings Inc.	721,435	36,728
*	Take-Two Interactive Software Inc.	1,624,252	36,123
*	Steven Madden Ltd.	1,029,818	35,323
	Sanderson Farms Inc.	358,645	34,860
*	Boston Beer Co. Inc. Class A	151,172	33,790
	Lancaster Colony Corp.	354,190	33,705
*	Iconix Brand Group Inc.	751,743	32,280
	Nu Skin Enterprises Inc. Class A	432,810	32,011
*	Skechers U.S.A. Inc. Class A	690,285	31,546
	Spectrum Brands Holdings Inc.	364,345	31,345
	Cooper Tire & Rubber Co.	1,041,785	31,254
	HNI Corp.	779,088	30,470
	Ryland Group Inc.	770,009	30,369
	Pinnacle Foods Inc.	911,851	30,000
	B&G Foods Inc.	901,429	29,468
	Herman Miller Inc.	972,230	29,400
	KB Home	1,566,668	29,265
*	Helen of Troy Ltd.	469,236	28,450
	Dean Foods Co.	1,534,009	26,983
*	G-III Apparel Group Ltd.	324,099	26,466
*	Dorman Products Inc.	535,869	26,429
*	Meritage Homes Corp.	608,065	25,666
	Vector Group Ltd.	1,206,443	24,949
*	Pilgrim's Pride Corp.	894,987	24,487
*	TiVo Inc.	1,884,871	24,334
	J&J Snack Foods Corp.	258,406	24,321

2

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Snyder's-Lance Inc.	908,232	24,032
	Andersons Inc.	462,745	23,868
*	Standard Pacific Corp.	2,651,044	22,799
*	Crocs Inc.	1,512,197	22,728
*	American Axle & Manufacturing Holdings Inc.	1,176,676	22,227
	Universal Corp.	401,090	22,200
	Schweitzer-Mauduit International Inc.	499,788	21,821
	Steelcase Inc. Class A	1,410,505	21,341
	La-Z-Boy Inc.	904,137	20,949
	Fresh Del Monte Produce Inc.	673,008	20,628
	Interface Inc. Class A	1,090,619	20,547
	MDC Holdings Inc.	674,525	20,431
	Columbia Sportswear Co.	240,876	19,908
	Drew Industries Inc.	387,442	19,376
^,*	iRobot Corp.	458,352	18,770
	WD-40 Co.	245,653	18,478
*	Select Comfort Corp.	890,368	18,395
	Cal-Maine Foods Inc.	244,423	18,166
	Oxford Industries Inc.	255,596	17,041
*	Tumi Holdings Inc.	820,239	16,511
	Briggs & Stratton Corp.	766,232	15,677
*	Cooper-Standard Holding Inc.	234,035	15,484
^,*	Seaboard Corp.	5,117	15,455
*	Boulder Brands Inc.	998,594	14,160
	Knoll Inc.	794,099	13,762
	Titan International Inc.	785,997	13,220
^,*	Eastman Kodak Co.	539,576	13,203
*	Modine Manufacturing Co.	822,268	12,942
*	Gentherm Inc.	289,876	12,885
	Movado Group Inc.	306,713	12,781
*	Taylor Morrison Home Corp. Class A	566,794	12,708
*	ACCO Brands Corp.	1,968,580	12,619
*	Blount International Inc.	855,806	12,075
	Ethan Allen Interiors Inc.	450,358	11,142
*	Diamond Foods Inc.	378,867	10,684
*	Hovnanian Enterprises Inc. Class A	2,039,781	10,505
*	Federal-Mogul Holdings Corp.	519,106	10,501
*	Vince Holding Corp.	285,593	10,458
*	Annie's Inc.	294,751	9,968
	Tootsie Roll Industries Inc.	327,446	9,640
*	USANA Health Sciences Inc.	120,382	9,407
*	Elizabeth Arden Inc.	436,813	9,357
*	RealD Inc.	728,321	9,293
	Inter Parfums Inc.	294,256	8,695
	Superior Industries International Inc.	399,067	8,229
*	Quiksilver Inc.	2,217,778	7,940
*	Chiquita Brands International Inc.	730,525	7,926
*	Vera Bradley Inc.	351,892	7,696
*	LeapFrog Enterprises Inc.	1,016,801	7,473
	National Presto Industries Inc.	89,546	6,523
*	Phibro Animal Health Corp. Class A	256,465	5,629
*	Revlon Inc. Class A	181,077	5,523
*	DTS Inc.	293,579	5,405
*	Central Garden and Pet Co. Class A	568,237	5,228
*	National Beverage Corp.	200,340	3,790
*	Central Garden and Pet Co.	149,126	1,357
			3,725,700
Consumer Services (13.2%)
	Foot Locker Inc.	2,519,363	127,782
	Gannett Co. Inc.	3,918,401	122,685
*	Rite Aid Corp.	16,852,982	120,836
	Omnicare Inc.	1,710,852	113,891
	Alaska Air Group Inc.	1,187,203	112,844
*	Avis Budget Group Inc.	1,820,927	108,691

3

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Pandora Media Inc.	3,194,661	94,243
	Dunkin' Brands Group Inc.	1,837,307	84,167
	GameStop Corp. Class A	1,979,796	80,122
*	Spirit Airlines Inc.	1,256,741	79,476
	Dick's Sporting Goods Inc.	1,688,751	78,628
	KAR Auction Services Inc.	2,415,328	76,977
*	Yelp Inc. Class A	1,002,154	76,845
	Lamar Advertising Co. Class A	1,391,281	73,738
	Service Corp. International	3,504,821	72,620
	Dun & Bradstreet Corp.	639,531	70,476
*	Copart Inc.	1,957,422	70,389
	Domino's Pizza Inc.	961,092	70,246
*	Sally Beauty Holdings Inc.	2,797,105	70,151
	International Game Technology	4,267,453	67,895
*	Panera Bread Co. Class A	450,725	67,532
*	Madison Square Garden Co. Class A	1,043,625	65,174
	Cinemark Holdings Inc.	1,794,162	63,442
	Cablevision Systems Corp. Class A	3,552,866	62,708
*	AMC Networks Inc. Class A	994,518	61,153
*	Live Nation Entertainment Inc.	2,424,115	59,851
^,*	SolarCity Corp.	795,579	56,168
	Brinker International Inc.	1,122,146	54,592
*	Groupon Inc. Class A	8,220,924	54,423
	Abercrombie & Fitch Co.	1,257,300	54,378
	Graham Holdings Co. Class B	75,422	54,161
*	Buffalo Wild Wings Inc.	326,527	54,109
*	Restoration Hardware Holdings Inc.	578,191	53,801
	GNC Holdings Inc. Class A	1,572,792	53,632
*	United Natural Foods Inc.	814,459	53,021
	Six Flags Entertainment Corp.	1,232,761	52,454
*	Apollo Education Group Inc.	1,627,372	50,855
*	Cabela's Inc.	797,522	49,765
	Vail Resorts Inc.	624,969	48,235
*	VCA Inc.	1,372,916	48,176
	Dillard's Inc. Class A	406,284	47,377
*	Office Depot Inc.	8,314,351	47,309
*	JetBlue Airways Corp.	4,358,246	47,287
	John Wiley & Sons Inc. Class A	774,153	46,906
	Casey's General Stores Inc.	664,778	46,727
*	Starz	1,543,600	45,984
*	Big Lots Inc.	1,004,663	45,913
	Sotheby's	1,071,909	45,009
*	Bally Technologies Inc.	678,502	44,591
	Men's Wearhouse Inc.	787,173	43,924
*	Time Inc.	1,809,547	43,827
^,*	JC Penney Co. Inc.	4,738,848	42,887
	Sinclair Broadcast Group Inc. Class A	1,232,879	42,843
	CST Brands Inc.	1,241,088	42,818
	Chico's FAS Inc.	2,515,024	42,655
	Aaron's Inc.	1,185,425	42,249
*	HomeAway Inc.	1,211,218	42,175
	Lions Gate Entertainment Corp.	1,464,995	41,870
	Jack in the Box Inc.	691,713	41,392
	Cracker Barrel Old Country Store Inc.	411,490	40,972
	Wendy's Co.	4,752,868	40,542
	DSW Inc. Class A	1,432,670	40,029
*	Ascena Retail Group Inc.	2,234,271	38,206
*	OpenTable Inc.	365,619	37,878
*	Murphy USA Inc.	767,410	37,519
	DeVry Education Group Inc.	877,509	37,154
*	Dolby Laboratories Inc. Class A	857,868	37,060
*	Grand Canyon Education Inc.	805,707	37,038
*	Asbury Automotive Group Inc.	529,535	36,400
	Lithia Motors Inc. Class A	386,565	36,364

4

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Cheesecake Factory Inc.	776,530	36,047
	New York Times Co. Class A	2,323,681	35,343
	Penske Automotive Group Inc.	704,001	34,848
*	Lumber Liquidators Holdings Inc.	450,021	34,179
	Rollins Inc.	1,135,161	34,055
*	Five Below Inc.	843,770	33,675
	Hillenbrand Inc.	1,030,741	33,623
	SeaWorld Entertainment Inc.	1,166,158	33,037
	HSN Inc.	551,421	32,666
*	Genesco Inc.	393,576	32,324
	American Eagle Outfitters Inc.	2,854,852	32,031
	Group 1 Automotive Inc.	376,314	31,727
*	Houghton Mifflin Harcourt Co.	1,654,850	31,707
*	Bloomin' Brands Inc.	1,410,908	31,647
*	Life Time Fitness Inc.	635,416	30,970
	Meredith Corp.	637,090	30,810
*	WebMD Health Corp.	635,755	30,707
*	ANN Inc.	728,051	29,952
*	SUPERVALU Inc.	3,599,329	29,587
	AMERCO	101,604	29,542
	Regal Entertainment Group Class A	1,373,101	28,972
*	Acxiom Corp.	1,329,476	28,836
*	Beacon Roofing Supply Inc.	851,879	28,214
	Texas Roadhouse Inc. Class A	1,083,862	28,180
*	Conversant Inc.	1,099,537	27,928
	Guess? Inc.	1,030,965	27,836
	Monro Muffler Brake Inc.	517,314	27,516
	Allegiant Travel Co. Class A	231,947	27,316
	PriceSmart Inc.	313,063	27,249
*	Shutterfly Inc.	632,208	27,223
^	Chemed Corp.	287,816	26,974
*	DreamWorks Animation SKG Inc. Class A	1,128,099	26,240
*	Marriott Vacations Worldwide Corp.	446,136	26,157
	Morningstar Inc.	347,656	24,965
	Rent-A-Center Inc.	866,448	24,850
	Finish Line Inc. Class A	833,609	24,792
*	Pinnacle Entertainment Inc.	978,068	24,628
*	Hibbett Sports Inc.	447,728	24,253
*	Susser Holdings Corp.	299,138	24,146
	Choice Hotels International Inc.	504,488	23,766
*	Express Inc.	1,382,724	23,548
*	Caesars Acquisition Co. Class A	1,876,480	23,212
*	Vitamin Shoppe Inc.	531,698	22,874
	Papa John's International Inc.	534,482	22,657
	Pier 1 Imports Inc.	1,469,834	22,650
^,*	Fresh Market Inc.	668,977	22,391
	DineEquity Inc.	281,022	22,338
^	Buckle Inc.	501,336	22,239
*	Orient-Express Hotels Ltd. Class A	1,522,890	22,143
*	Bright Horizons Family Solutions Inc.	510,102	21,904
^,*	Conn's Inc.	436,979	21,582
	Churchill Downs Inc.	231,280	20,841
	Brown Shoe Co. Inc.	716,390	20,496
	Bob Evans Farms Inc.	404,935	20,267
^,*	Media General Inc.	984,942	20,221
*	comScore Inc.	568,685	20,177
*	Sonic Corp.	891,809	19,691
*	Bankrate Inc.	1,085,328	19,037
	Matthews International Corp. Class A	448,466	18,643
*	Popeyes Louisiana Kitchen Inc.	412,078	18,012
^,*	Caesars Entertainment Corp.	995,817	18,004
*	Krispy Kreme Doughnuts Inc.	1,125,055	17,978
	Children's Place Inc.	358,231	17,779
	National CineMedia Inc.	997,958	17,474

5

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Constant Contact Inc.	541,960	17,402
*	Rush Enterprises Inc. Class A	494,261	17,136
*	Barnes & Noble Inc.	723,707	16,493
*	Burlington Stores Inc.	509,181	16,223
*	Boyd Gaming Corp.	1,309,569	15,885
	Sonic Automotive Inc. Class A	594,763	15,868
	Scholastic Corp.	448,098	15,276
	International Speedway Corp. Class A	458,088	15,245
*	La Quinta Holdings Inc.	783,312	14,993
*	Penn National Gaming Inc.	1,221,063	14,824
*	RetailMeNot Inc.	556,465	14,808
*	Ascent Capital Group Inc. Class A	221,152	14,598
*	BJ's Restaurants Inc.	417,283	14,567
	Interval Leisure Group Inc.	647,589	14,208
^,*	Lands' End Inc.	414,481	13,918
*	Sabre Corp.	684,649	13,727
*	Diamond Resorts International Inc.	586,048	13,637
^,*	Clean Energy Fuels Corp.	1,162,997	13,630
	Cato Corp. Class A	431,944	13,347
*	K12 Inc.	546,001	13,142
	Nexstar Broadcasting Group Inc. Class A	251,617	12,986
*	Mattress Firm Holding Corp.	264,633	12,636
	Regis Corp.	784,416	11,045
*	Francesca's Holdings Corp.	730,307	10,765
*	Biglari Holdings Inc.	25,291	10,697
*	Zumiez Inc.	376,799	10,396
*	FTD Cos. Inc.	327,006	10,396
	Capella Education Co.	190,811	10,378
	SkyWest Inc.	839,879	10,263
^	CBS Outdoor Americas Inc.	311,396	10,176
*	Pep Boys-Manny Moe & Jack	875,042	10,028
*	Steiner Leisure Ltd.	228,881	9,908
^	Weight Watchers International Inc.	490,108	9,886
*	Scientific Games Corp. Class A	874,829	9,728
	Stage Stores Inc.	519,970	9,718
*	Strayer Education Inc.	178,183	9,356
*	American Public Education Inc.	272,095	9,355
	ClubCorp Holdings Inc.	501,544	9,299
	Fred's Inc. Class A	605,749	9,262
^,*	Noodles & Co. Class A	268,029	9,218
*	Angie's List Inc.	759,256	9,066
	AMC Entertainment Holdings Inc.	354,366	8,813
	Weis Markets Inc.	186,077	8,509
^,*	Container Store Group Inc.	290,382	8,067
*	Cumulus Media Inc. Class A	1,220,623	8,044
*	New Media Investment Group Inc.	519,386	7,329
*	Ruby Tuesday Inc.	956,707	7,261
^,*	Coupons.com Inc.	268,236	7,057
*	Liquidity Services Inc.	443,892	6,996
^,*	Tile Shop Holdings Inc.	443,202	6,777
*	ITT Educational Services Inc.	404,317	6,748
	Harte-Hanks Inc.	923,307	6,639
	Clear Channel Outdoor Holdings Inc. Class A	728,475	5,959
*	Blue Nile Inc.	209,499	5,866
^,*	SFX Entertainment Inc.	694,805	5,628
*	Rush Enterprises Inc. Class B	147,211	4,630
^,*	Aeropostale Inc.	1,224,531	4,274
*	Sears Hometown and Outlet Stores Inc.	196,723	4,224
	Speedway Motorsports Inc.	214,987	3,924
*	Demand Media Inc.	786,076	3,789
*	Potbelly Corp.	227,758	3,635
*	Bridgepoint Education Inc.	273,066	3,626
^	World Wrestling Entertainment Inc. Class A	270,127	3,223
*	RealNetworks Inc.	403,507	3,079

6

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Travelzoo Inc.	114,773	2,221
^,*	Fairway Group Holdings Corp.	328,902	2,187
^,*	hhgregg Inc.	196,939	2,003
*	QuinStreet Inc.	246,331	1,357
^,*	RadioShack Corp.	952,034	943
*	ReachLocal Inc.	87,468	615
^,*	Education Management Corp.	178,123	301
*	Avid Technology Inc.	130	1
			6,485,127
Financials (23.6%)
	Arthur J Gallagher & Co.	2,714,177	126,481
	NorthStar Realty Finance Corp.	6,265,465	108,894
*	E*TRADE Financial Corp.	4,985,105	105,983
	Duke Realty Corp.	5,692,693	103,379
	Extra Space Storage Inc.	1,902,999	101,335
*	SVB Financial Group	862,722	100,611
	WP Carey Inc.	1,544,821	99,486
	Liberty Property Trust	2,551,770	96,789
*	Signature Bank	757,750	95,613
	Mid-America Apartment Communities Inc.	1,295,880	94,664
	Protective Life Corp.	1,362,375	94,453
	DDR Corp.	5,277,033	93,034
*	Howard Hughes Corp.	581,951	91,849
	Starwood Property Trust Inc.	3,824,981	90,920
	Regency Centers Corp.	1,595,344	88,829
	Kilroy Realty Corp.	1,424,583	88,723
	Waddell & Reed Financial Inc. Class A	1,398,811	87,552
	East West Bancorp Inc.	2,477,097	86,674
*	Liberty Ventures Class A	1,162,050	85,759
	Senior Housing Properties Trust	3,519,728	85,494
	HCC Insurance Holdings Inc.	1,725,985	84,470
	Apartment Investment & Management Co. Class A	2,524,210	81,456
	Omega Healthcare Investors Inc.	2,177,581	80,266
	National Retail Properties Inc.	2,128,389	79,155
	Taubman Centers Inc.	1,038,350	78,717
	Hospitality Properties Trust	2,587,061	78,647
	Cullen/Frost Bankers Inc.	947,074	75,217
	Eaton Vance Corp.	1,974,888	74,631
	Spirit Realty Capital Inc.	6,488,396	73,708
	CBOE Holdings Inc.	1,485,239	73,089
	BioMed Realty Trust Inc.	3,325,990	72,606
	PacWest Bancorp	1,673,338	72,238
	Prosperity Bancshares Inc.	1,144,534	71,648
	RenaissanceRe Holdings Ltd.	665,523	71,211
^,*	Zillow Inc. Class A	492,751	70,429
	American Campus Communities Inc.	1,812,458	69,308
	American Financial Group Inc.	1,160,200	69,102
	Assured Guaranty Ltd.	2,793,566	68,442
*	Investors Bancorp Inc.	6,188,765	68,386
	Umpqua Holdings Corp.	3,747,928	67,163
	Old Republic International Corp.	4,051,378	67,010
	CNO Financial Group Inc.	3,764,028	67,000
	Douglas Emmett Inc.	2,358,251	66,550
	Two Harbors Investment Corp.	6,324,427	66,280
	Corrections Corp. of America	2,010,487	66,044
	Brown & Brown Inc.	2,129,011	65,382
	Highwoods Properties Inc.	1,557,049	65,318
	Commerce Bancshares Inc.	1,397,808	64,998
	LaSalle Hotel Properties	1,797,876	63,447
	Home Properties Inc.	987,045	63,131
	Retail Properties of America Inc.	4,087,140	62,860
	Weingarten Realty Investors	1,899,533	62,381
	RLJ Lodging Trust	2,148,539	62,071
	Allied World Assurance Co. Holdings AG	1,617,541	61,499

7

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	City National Corp.	807,133	61,148
	Equity Lifestyle Properties Inc.	1,367,648	60,395
*	Alleghany Corp.	135,104	59,192
*	Forest City Enterprises Inc. Class A	2,966,900	58,952
*	Popular Inc.	1,698,361	58,050
	Validus Holdings Ltd.	1,490,047	56,979
	Chimera Investment Corp.	17,751,766	56,628
	FirstMerit Corp.	2,856,623	56,418
	Columbia Property Trust Inc.	2,159,025	56,156
	BankUnited Inc.	1,668,313	55,855
	Synovus Financial Corp.	2,281,062	55,612
	Tanger Factory Outlet Centers Inc.	1,573,009	55,008
*	MGIC Investment Corp.	5,848,316	54,038
	American Homes 4 Rent Class A	3,034,101	53,886
	CommonWealth REIT	2,046,204	53,856
	First Niagara Financial Group Inc.	6,141,056	53,673
	CBL & Associates Properties Inc.	2,794,492	53,095
	Gaming and Leisure Properties Inc.	1,549,703	52,643
	MFA Financial Inc.	6,334,138	52,003
	Sunstone Hotel Investors Inc.	3,478,428	51,933
	EPR Properties	923,696	51,607
*	Portfolio Recovery Associates Inc.	864,852	51,485
	Aspen Insurance Holdings Ltd.	1,130,311	51,339
*	Stifel Financial Corp.	1,074,629	50,884
	Federated Investors Inc. Class B	1,633,998	50,523
	Piedmont Office Realty Trust Inc. Class A	2,665,175	50,478
*	Washington Prime Group Inc.	2,683,493	50,289
	Hancock Holding Co.	1,421,628	50,212
	Post Properties Inc.	938,791	50,188
	Associated Banc-Corp	2,754,725	49,805
	Healthcare Trust of America Inc. Class A	4,099,641	49,360
	Webster Financial Corp.	1,560,304	49,212
	First American Financial Corp.	1,754,120	48,747
	First Horizon National Corp.	4,087,269	48,475
	StanCorp Financial Group Inc.	755,560	48,356
	Radian Group Inc.	3,259,347	48,271
	Hanover Insurance Group Inc.	761,185	48,069
	DCT Industrial Trust Inc.	5,662,039	46,485
*	Strategic Hotels & Resorts Inc.	3,969,308	46,481
	ProAssurance Corp.	1,025,683	45,540
	Primerica Inc.	943,657	45,154
	Bank of Hawaii Corp.	767,617	45,051
	Geo Group Inc.	1,254,008	44,806
	UMB Financial Corp.	706,528	44,787
	Sovran Self Storage Inc.	569,741	44,012
	CubeSmart	2,368,309	43,387
	DiamondRock Hospitality Co.	3,380,646	43,340
	TCF Financial Corp.	2,590,800	42,411
	Brandywine Realty Trust	2,712,919	42,322
	White Mountains Insurance Group Ltd.	69,328	42,182
	Healthcare Realty Trust Inc.	1,658,982	42,171
	Corporate Office Properties Trust	1,513,425	42,088
	Pebblebrook Hotel Trust	1,103,847	40,798
	Assurant Inc.	618,788	40,562
	Cousins Properties Inc.	3,256,639	40,545
	Fulton Financial Corp.	3,264,711	40,450
	Financial Engines Inc.	888,805	40,245
*	Texas Capital Bancshares Inc.	743,946	40,136
	American National Insurance Co.	349,139	39,872
	Washington Federal Inc.	1,750,551	39,265
	Bank of the Ozarks Inc.	1,169,582	39,123
	Endurance Specialty Holdings Ltd.	733,027	37,817
	Medical Properties Trust Inc.	2,830,098	37,470
	PrivateBancorp Inc.	1,280,888	37,223

8

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Colony Financial Inc.	1,595,600	37,050
	Wintrust Financial Corp.	804,052	36,986
	Invesco Mortgage Capital Inc.	2,126,489	36,916
	Iberiabank Corp.	533,305	36,899
	FNB Corp.	2,875,213	36,860
	BancorpSouth Inc.	1,493,123	36,686
	Symetra Financial Corp.	1,601,892	36,427
^	Ryman Hospitality Properties Inc.	745,956	35,918
^	Lexington Realty Trust	3,183,359	35,049
	United Bankshares Inc.	1,073,857	34,718
	Glacier Bancorp Inc.	1,222,146	34,684
	Susquehanna Bancshares Inc.	3,241,444	34,230
	EverBank Financial Corp.	1,697,335	34,218
*	Harbinger Group Inc.	2,689,755	34,160
	First Industrial Realty Trust Inc.	1,807,471	34,053
	Sun Communities Inc.	673,276	33,556
	MarketAxess Holdings Inc.	619,001	33,463
	Alexander & Baldwin Inc.	799,730	33,149
	Hatteras Financial Corp.	1,667,319	33,030
	EastGroup Properties Inc.	513,633	32,991
	First Financial Bankshares Inc.	1,050,988	32,969
	Chambers Street Properties	4,096,315	32,934
	Janus Capital Group Inc.	2,626,816	32,783
	Valley National Bancorp	3,290,252	32,606
*	American Realty Capital Healthcare Trust Inc.	2,925,581	31,860
	Kennedy-Wilson Holdings Inc.	1,187,901	31,860
*	Virtus Investment Partners Inc.	150,321	31,830
	Cathay General Bancorp	1,237,978	31,643
	Home BancShares Inc.	956,603	31,396
^,*	New York REIT Inc.	2,802,394	30,994
*	Altisource Portfolio Solutions SA	268,958	30,817
	DuPont Fabros Technology Inc.	1,137,120	30,657
*	Western Alliance Bancorp	1,287,065	30,632
	RLI Corp.	668,420	30,600
	National Health Investors Inc.	485,228	30,356
	SLM Corp.	3,652,488	30,352
	Erie Indemnity Co. Class A	401,538	30,220
	Platinum Underwriters Holdings Ltd.	465,179	30,167
	American Equity Investment Life Holding Co.	1,219,945	30,011
	Washington REIT	1,151,043	29,904
	Mack-Cali Realty Corp.	1,378,412	29,608
	New Residential Investment Corp.	4,627,715	29,155
	Newcastle Investment Corp.	6,071,785	29,084
	Potlatch Corp.	701,281	29,033
	Artisan Partners Asset Management Inc. Class A	508,217	28,806
*	MBIA Inc.	2,529,329	27,924
	Redwood Trust Inc.	1,433,364	27,908
	Home Loan Servicing Solutions Ltd.	1,226,892	27,887
	Acadia Realty Trust	991,259	27,844
	Evercore Partners Inc. Class A	481,560	27,757
*	First Cash Financial Services Inc.	475,303	27,373
	Trustmark Corp.	1,106,839	27,328
^,*	Trulia Inc.	574,129	27,202
	PS Business Parks Inc.	325,177	27,149
	Glimcher Realty Trust	2,505,705	27,137
	Capitol Federal Financial Inc.	2,225,337	27,060
	Equity One Inc.	1,135,607	26,789
	ARMOUR Residential REIT Inc.	6,169,567	26,714
*	Enstar Group Ltd.	177,024	26,683
	PennyMac Mortgage Investment Trust	1,214,268	26,641
	International Bancshares Corp.	983,312	26,549
	Kemper Corp.	717,002	26,429
	CVB Financial Corp.	1,646,550	26,394
	Chesapeake Lodging Trust	864,367	26,130

9

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Old National Bancorp	1,828,140	26,106
	Education Realty Trust Inc.	2,354,954	25,292
	CYS Investments Inc.	2,799,326	25,250
	Hudson Pacific Properties Inc.	984,307	24,942
*	Hilltop Holdings Inc.	1,168,427	24,841
	Parkway Properties Inc.	1,198,119	24,741
	MB Financial Inc.	904,918	24,478
	Altisource Residential Corp.	932,302	24,268
	Empire State Realty Trust Inc.	1,470,143	24,257
*	Blackhawk Network Holdings Inc. Class B	901,493	24,205
	Community Bank System Inc.	667,577	24,166
*	South State Corp.	395,838	24,146
	Retail Opportunity Investments Corp.	1,526,759	24,016
	Government Properties Income Trust	945,531	24,007
	Columbia Banking System Inc.	908,730	23,909
	BOK Financial Corp.	358,196	23,856
	LTC Properties Inc.	601,371	23,478
	Argo Group International Holdings Ltd.	452,017	23,103
	Pinnacle Financial Partners Inc.	583,534	23,038
	Sabra Health Care REIT Inc.	798,384	22,922
	Greenhill & Co. Inc.	463,835	22,844
	Selective Insurance Group Inc.	922,671	22,808
*	WisdomTree Investments Inc.	1,841,717	22,764
	Westamerica Bancorporation	431,651	22,567
	BGC Partners Inc. Class A	3,021,824	22,482
	Mercury General Corp.	474,733	22,331
*	St. Joe Co.	876,907	22,300
	STAG Industrial Inc.	928,285	22,288
	Hersha Hospitality Trust Class A	3,292,442	22,092
	Horace Mann Educators Corp.	703,520	21,999
	First Citizens BancShares Inc. Class A	89,016	21,809
^	AmTrust Financial Services Inc.	521,123	21,788
	Montpelier Re Holdings Ltd.	681,595	21,777
	Capstead Mortgage Corp.	1,654,350	21,755
	National Penn Bancshares Inc.	2,044,375	21,629
	Cash America International Inc.	485,752	21,582
	American Assets Trust Inc.	615,765	21,275
	Pennsylvania REIT	1,127,821	21,226
*	Ambac Financial Group Inc.	776,621	21,210
	First Midwest Bancorp Inc.	1,235,203	21,036
	Interactive Brokers Group Inc.	897,129	20,894
*	iStar Financial Inc.	1,392,447	20,859
	BBCN Bancorp Inc.	1,304,466	20,806
	HFF Inc. Class A	553,040	20,568
	FelCor Lodging Trust Inc.	1,931,277	20,298
^	NRG Yield Inc. Class A	388,715	20,233
	Northwest Bancshares Inc.	1,471,205	19,964
*	Altisource Asset Management Corp.	27,278	19,724
	Astoria Financial Corp.	1,459,537	19,631
	Ramco-Gershenson Properties Trust	1,180,800	19,625
	Franklin Street Properties Corp.	1,557,420	19,592
*	Encore Capital Group Inc.	421,687	19,153
*	TFS Financial Corp.	1,320,574	18,831
*	Walter Investment Management Corp.	617,513	18,390
	Select Income REIT	609,880	18,077
	American Capital Mortgage Investment Corp.	883,168	17,681
	Boston Private Financial Holdings Inc.	1,312,423	17,639
	NBT Bancorp Inc.	716,712	17,215
	Investors Real Estate Trust	1,852,037	17,057
	Associated Estates Realty Corp.	944,147	17,014
*	Starwood Waypoint Residential Trust	641,620	16,817
	Ashford Hospitality Trust Inc.	1,450,986	16,744
*	Greenlight Capital Re Ltd. Class A	508,230	16,741
	ViewPoint Financial Group Inc.	620,836	16,707

10

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	First Financial Bancorp	946,143	16,283
	Nelnet Inc. Class A	392,898	16,278
	Chemical Financial Corp.	559,169	15,701
	Inland Real Estate Corp.	1,464,210	15,565
*	Springleaf Holdings Inc.	595,565	15,455
*	KCG Holdings Inc. Class A	1,296,369	15,401
	Park National Corp.	199,194	15,378
	Provident Financial Services Inc.	884,546	15,320
	Independent Bank Corp.	391,825	15,038
	First Commonwealth Financial Corp.	1,623,709	14,971
	WesBanco Inc.	479,468	14,883
	OFG Bancorp	776,968	14,304
^,*	Nationstar Mortgage Holdings Inc.	391,606	14,215
*	Piper Jaffray Cos.	267,290	13,838
^	Cohen & Steers Inc.	309,774	13,438
	National Bank Holdings Corp. Class A	672,780	13,415
*	Navigators Group Inc.	197,234	13,225
	Alexander's Inc.	35,229	13,016
	Banner Corp.	321,679	12,748
	Infinity Property & Casualty Corp.	189,136	12,716
	First Potomac Realty Trust	963,097	12,636
	Safety Insurance Group Inc.	240,807	12,373
	Aviv REIT Inc.	435,998	12,282
	S&T Bancorp Inc.	488,163	12,131
	Resource Capital Corp.	2,123,619	11,956
*	Rayonier Advanced Materials Inc.	305,403	11,834
	City Holding Co.	257,983	11,640
	Blackstone Mortgage Trust Inc. Class A	398,312	11,551
	Anworth Mortgage Asset Corp.	2,213,559	11,422
	National General Holdings Corp.	645,408	11,230
	Rouse Properties Inc.	649,341	11,110
*	Forestar Group Inc.	573,858	10,955
	Employers Holdings Inc.	515,695	10,922
	Brookline Bancorp Inc.	1,160,568	10,875
	Maiden Holdings Ltd.	882,305	10,667
*	Capital Bank Financial Corp.	442,559	10,449
	Oritani Financial Corp.	672,856	10,355
	Silver Bay Realty Trust Corp.	632,126	10,316
	FXCM Inc. Class A	674,221	10,086
*	Investment Technology Group Inc.	591,654	9,987
*	First BanCorp	1,804,819	9,818
*	Green Dot Corp. Class A	515,087	9,776
*	Ezcorp Inc. Class A	845,021	9,760
	United Fire Group Inc.	329,667	9,666
	National Western Life Insurance Co. Class A	38,617	9,631
*	Credit Acceptance Corp.	77,865	9,585
	Berkshire Hills Bancorp Inc.	412,689	9,583
	Saul Centers Inc.	196,031	9,527
*	Ladder Capital Corp. Class A	525,269	9,492
*	World Acceptance Corp.	124,753	9,476
*	PICO Holdings Inc.	393,493	9,349
	AG Mortgage Investment Trust Inc.	491,000	9,295
	Tompkins Financial Corp.	192,704	9,284
	State Bank Financial Corp.	527,984	8,928
	Universal Health Realty Income Trust	201,083	8,743
	Central Pacific Financial Corp.	435,250	8,640
	Getty Realty Corp.	433,318	8,268
	Dime Community Bancshares Inc.	510,132	8,055
*	Tejon Ranch Co.	249,221	8,022
	FBL Financial Group Inc. Class A	170,550	7,845
*	MoneyGram International Inc.	519,406	7,651
*	CareTrust REIT Inc.	345,904	6,849
	Urstadt Biddle Properties Inc. Class A	327,548	6,839
	GAMCO Investors Inc.	79,968	6,641

11

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	BancFirst Corp.	106,370	6,584
	Ashford Hospitality Prime Inc.	373,193	6,404
*	Beneficial Mutual Bancorp Inc.	461,579	6,259
*	Flagstar Bancorp Inc.	340,378	6,161
	OneBeacon Insurance Group Ltd. Class A	386,855	6,012
	Meadowbrook Insurance Group Inc.	823,274	5,919
	State Auto Financial Corp.	247,375	5,796
*	NewStar Financial Inc.	381,639	5,366
*	TESARO Inc.	171,177	5,325
*	PennyMac Financial Services Inc. Class A	329,983	5,012
	Fidelity & Guaranty Life	202,134	4,839
*	Moelis & Co.	131,121	4,407
*	Walker & Dunlop Inc.	310,331	4,379
	GFI Group Inc.	1,309,098	4,346
*	Talmer Bancorp Inc. Class A	302,744	4,175
	Northfield Bancorp Inc.	277,043	3,632
*	Kearny Financial Corp.	229,049	3,468
	Urstadt Biddle Properties Inc.	60,433	1,083
*	Blackhawk Network Holdings Inc.	7,236	204
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	110
	Fidelity National Financial Inc. Class A	2	—
			11,584,155
Health Care (9.6%)
*	Salix Pharmaceuticals Ltd.	1,040,761	128,378
*	Alkermes plc	2,496,796	125,664
	Cooper Cos. Inc.	828,234	112,251
*	MEDNAX Inc.	1,717,148	99,852
*	Medivation Inc.	1,255,975	96,811
	Questcor Pharmaceuticals Inc.	1,000,796	92,564
*	Cubist Pharmaceuticals Inc.	1,300,988	90,835
*	Community Health Systems Inc.	1,891,918	85,836
*	Covance Inc.	991,890	84,886
*	Sirona Dental Systems Inc.	995,995	82,130
^,*	Mallinckrodt plc	1,010,297	80,844
*	Tenet Healthcare Corp.	1,687,114	79,193
	Teleflex Inc.	714,646	75,467
*	InterMune Inc.	1,708,403	75,426
*	Centene Corp.	946,711	71,581
*	Isis Pharmaceuticals Inc.	2,031,376	69,981
*	Brookdale Senior Living Inc.	2,048,629	68,301
*	Align Technology Inc.	1,198,864	67,184
*	United Therapeutics Corp.	745,957	66,010
*	Seattle Genetics Inc.	1,702,088	65,105
*	Alnylam Pharmaceuticals Inc.	978,938	61,839
*	Team Health Holdings Inc.	1,213,402	60,597
	Techne Corp.	639,169	59,168
*	Cepheid	1,204,536	57,745
*	WellCare Health Plans Inc.	757,921	56,586
*	Health Net Inc.	1,316,310	54,679
*	NPS Pharmaceuticals Inc.	1,653,208	54,638
	STERIS Corp.	1,020,791	54,592
*	Pacira Pharmaceuticals Inc.	585,228	53,759
*	PAREXEL International Corp.	982,551	51,918
	HealthSouth Corp.	1,445,874	51,863
*	Alere Inc.	1,355,545	50,724
^,*	Myriad Genetics Inc.	1,292,605	50,308
*	Idenix Pharmaceuticals Inc.	2,084,836	50,245
	West Pharmaceutical Services Inc.	1,159,856	48,923
*	DexCom Inc.	1,229,545	48,764
*	LifePoint Hospitals Inc.	729,968	45,331
*	Charles River Laboratories International Inc.	835,597	44,721
^,*	MannKind Corp.	4,027,171	44,259
*	Bruker Corp.	1,739,996	42,230
*	Akorn Inc.	1,256,713	41,786

12

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Bio-Rad Laboratories Inc. Class A	348,397	41,707
	Hill-Rom Holdings Inc.	988,542	41,034
^,*	Theravance Inc.	1,362,101	40,563
*	Synageva BioPharma Corp.	370,640	38,843
*	Insulet Corp.	957,378	37,979
	Owens & Minor Inc.	1,089,916	37,035
*	Acadia Healthcare Co. Inc.	758,763	34,524
*	Impax Laboratories Inc.	1,149,807	34,483
*	Thoratec Corp.	982,755	34,259
	Healthcare Services Group Inc.	1,153,245	33,952
*	Medicines Co.	1,123,232	32,641
*	Amsurg Corp.	709,171	32,317
*	Haemonetics Corp.	899,262	31,726
*	Ironwood Pharmaceuticals Inc. Class A	2,064,531	31,649
^,*	OPKO Health Inc.	3,572,348	31,580
*	Air Methods Corp.	608,587	31,433
*	HMS Holdings Corp.	1,514,470	30,910
*	ACADIA Pharmaceuticals Inc.	1,367,888	30,901
*	Prestige Brands Holdings Inc.	895,185	30,338
*	Magellan Health Inc.	476,017	29,627
*	Puma Biotechnology Inc.	442,232	29,187
*	NuVasive Inc.	805,085	28,637
*	Nektar Therapeutics	2,193,720	28,123
*	Globus Medical Inc.	1,160,767	27,766
*	Cyberonics Inc.	440,343	27,504
*	Wright Medical Group Inc.	862,113	27,070
^	PDL BioPharma Inc.	2,774,451	26,857
*	Celldex Therapeutics Inc.	1,543,681	25,193
	Select Medical Holdings Corp.	1,582,271	24,683
*	HeartWare International Inc.	278,669	24,662
^,*	Exact Sciences Corp.	1,429,988	24,353
*	Neogen Corp.	601,711	24,351
*	Acorda Therapeutics Inc.	719,508	24,255
	Kindred Healthcare Inc.	1,046,895	24,183
*	Molina Healthcare Inc.	519,445	23,183
*	Emeritus Corp.	719,853	22,783
^,*	Arena Pharmaceuticals Inc.	3,794,664	22,237
	Cantel Medical Corp.	571,308	20,921
*	Masimo Corp.	882,069	20,817
*	Integra LifeSciences Holdings Corp.	421,769	19,848
*	Lannett Co. Inc.	399,195	19,808
*	Sarepta Therapeutics Inc.	632,426	18,840
	CONMED Corp.	423,143	18,682
^,*	ARIAD Pharmaceuticals Inc.	2,903,563	18,496
*	Hanger Inc.	577,728	18,170
*	ImmunoGen Inc.	1,482,167	17,564
^,*	Auxilium Pharmaceuticals Inc.	867,925	17,411
*	Halozyme Therapeutics Inc.	1,720,130	16,995
	Analogic Corp.	213,605	16,712
	Abaxis Inc.	368,240	16,317
*	Endologix Inc.	1,050,891	15,984
*	Clovis Oncology Inc.	380,566	15,759
^,*	ABIOMED Inc.	620,344	15,595
*	Volcano Corp.	884,567	15,577
^,*	Intrexon Corp.	597,841	15,024
	Meridian Bioscience Inc.	717,357	14,806
*	Aegerion Pharmaceuticals Inc.	458,044	14,699
*	ICU Medical Inc.	236,770	14,398
*	Tornier NV	586,558	13,714
*	NxStage Medical Inc.	953,804	13,706
*	Portola Pharmaceuticals Inc.	461,092	13,455
^,*	Agios Pharmaceuticals Inc.	292,953	13,423
*	IPC The Hospitalist Co. Inc.	296,334	13,104
*	Bio-Reference Labs Inc.	431,533	13,041

13

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
^,*	Theravance Biopharma Inc.	389,171	12,407
*	Ophthotech Corp.	288,202	12,194
^,*	Keryx Biopharmaceuticals Inc.	788,905	12,133
*	Ligand Pharmaceuticals Inc.	193,518	12,054
^,*	Merrimack Pharmaceuticals Inc.	1,605,852	11,707
*	Emergent Biosolutions Inc.	516,391	11,598
*	Luminex Corp.	662,140	11,356
*	Quidel Corp.	503,195	11,126
^,*	Accuray Inc.	1,261,758	11,103
*	Orthofix International NV	302,539	10,967
*	Achillion Pharmaceuticals Inc.	1,421,505	10,761
	Ensign Group Inc.	345,887	10,750
*	Merit Medical Systems Inc.	706,280	10,665
^,*	Exelixis Inc.	3,031,771	10,278
*	Healthways Inc.	579,725	10,168
*	Infinity Pharmaceuticals Inc.	797,889	10,165
*	Momenta Pharmaceuticals Inc.	819,167	9,896
	Invacare Corp.	510,662	9,381
*	BioScrip Inc.	1,124,705	9,380
*	Sagent Pharmaceuticals Inc.	358,328	9,266
*	CorVel Corp.	199,021	8,992
*	HealthStream Inc.	357,641	8,691
	National Healthcare Corp.	147,570	8,307
*	Gentiva Health Services Inc.	540,715	8,143
^,*	VIVUS Inc.	1,519,397	8,083
*	Spectrum Pharmaceuticals Inc.	964,553	7,842
*	Sequenom Inc.	2,013,821	7,793
*	Amedisys Inc.	454,190	7,603
	Universal American Corp.	898,370	7,483
*	Surgical Care Affiliates Inc.	231,862	6,743
*	Genomic Health Inc.	242,909	6,656
*	Lexicon Pharmaceuticals Inc.	4,009,376	6,455
*	Epizyme Inc.	200,397	6,236
^,*	Dendreon Corp.	2,629,350	6,047
^,*	Synergy Pharmaceuticals Inc.	1,459,103	5,939
^,*	Acceleron Pharma Inc.	149,740	5,087
*	Relypsa Inc.	204,990	4,985
*	LHC Group Inc.	215,315	4,601
*	Ultragenyx Pharmaceutical Inc.	77,971	3,500
^,*	Insys Therapeutics Inc.	88,122	2,752
*	Rigel Pharmaceuticals Inc.	757,161	2,748
*	Cubist Pharmaceuticals Inc. Rights Exp. 12/31/2015	159,961	19
			4,720,428
Industrials (19.5%)
	Packaging Corp. of America	1,698,647	121,436
	Trinity Industries Inc.	2,676,475	117,015
	IDEX Corp.	1,392,804	112,455
*	Flextronics International Ltd.	10,115,233	111,976
*	Kirby Corp.	886,042	103,791
	Acuity Brands Inc.	746,535	103,208
	Valspar Corp.	1,298,430	98,927
	Waste Connections Inc.	2,034,414	98,771
	Lincoln Electric Holdings Inc.	1,389,514	97,099
	Carlisle Cos. Inc.	1,107,243	95,909
	Allegion plc	1,667,778	94,530
*	Genesee & Wyoming Inc. Class A	899,803	94,479
	Total System Services Inc.	2,934,796	92,182
	PerkinElmer Inc.	1,956,143	91,626
	Global Payments Inc.	1,240,758	90,389
	Jack Henry & Associates Inc.	1,460,874	86,820
	Broadridge Financial Solutions Inc.	2,084,842	86,813
*	Vantiv Inc. Class A	2,523,460	84,839
*	CoStar Group Inc.	521,196	82,438
	Graco Inc.	1,047,211	81,766

14

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Oshkosh Corp.	1,467,455	81,488
	Ryder System Inc.	918,876	80,944
	MSC Industrial Direct Co. Inc. Class A	839,765	80,315
	Huntington Ingalls Industries Inc.	848,370	80,247
	Sonoco Products Co.	1,763,180	77,457
	Manitowoc Co. Inc.	2,335,488	76,744
*	Spirit AeroSystems Holdings Inc. Class A	2,274,972	76,667
	ITT Corp.	1,584,298	76,205
*	Old Dominion Freight Line Inc.	1,190,908	75,837
	AptarGroup Inc.	1,130,816	75,776
	Nordson Corp.	934,908	74,970
	Terex Corp.	1,810,606	74,416
	Alliant Techsystems Inc.	550,412	73,711
*	Zebra Technologies Corp.	872,402	71,816
	Bemis Co. Inc.	1,742,446	70,848
*	WEX Inc.	669,569	70,285
	Eagle Materials Inc.	734,959	69,292
*	Hexcel Corp.	1,689,695	69,109
	Lennox International Inc.	764,144	68,444
	Valmont Industries Inc.	441,179	67,037
	AO Smith Corp.	1,337,891	66,333
*	WESCO International Inc.	767,906	66,332
	FEI Co.	729,947	66,228
*	Graphic Packaging Holding Co.	5,648,675	66,090
	Jabil Circuit Inc.	3,160,712	66,059
*	USG Corp.	2,143,541	64,585
	Air Lease Corp. Class A	1,672,821	64,537
	Triumph Group Inc.	901,130	62,917
	Kennametal Inc.	1,357,313	62,816
	Babcock & Wilcox Co.	1,905,408	61,850
	Toro Co.	961,816	61,172
	Crane Co.	813,307	60,478
	Belden Inc.	753,289	58,877
	Foster Wheeler AG	1,722,663	58,691
	RR Donnelley & Sons Co.	3,448,358	58,484
	Regal-Beloit Corp.	740,662	58,186
	World Fuel Services Corp.	1,181,355	58,158
*	Generac Holdings Inc.	1,189,096	57,957
*	Clean Harbors Inc.	892,345	57,333
	Fortune Brands Home & Security Inc.	1,434,420	57,276
*	Esterline Technologies Corp.	496,960	57,210
*	Teledyne Technologies Inc.	583,468	56,696
	National Instruments Corp.	1,743,308	56,466
	EnerSys	810,626	55,763
	Exelis Inc.	3,274,897	55,608
*	Cognex Corp.	1,425,207	54,728
	URS Corp.	1,191,483	54,629
	CLARCOR Inc.	871,067	53,875
	GATX Corp.	795,400	53,244
*	AECOM Technology Corp.	1,628,956	52,452
	Woodward Inc.	1,030,862	51,729
*	Moog Inc. Class A	705,004	51,388
	Deluxe Corp.	864,753	50,657
	Landstar System Inc.	776,659	49,706
	Con-way Inc.	985,619	49,685
*	Owens-Illinois Inc.	1,425,890	49,393
	EMCOR Group Inc.	1,104,242	49,172
	Curtiss-Wright Corp.	749,314	49,125
	Anixter International Inc.	479,670	48,001
	MAXIMUS Inc.	1,111,028	47,796
*	HD Supply Holdings Inc.	1,683,317	47,789
	Watsco Inc.	441,880	45,408
*	Knowles Corp.	1,468,909	45,154
*	Berry Plastics Group Inc.	1,720,977	44,401

15

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Armstrong World Industries Inc.	757,451	43,500
*	CoreLogic Inc.	1,427,885	43,351
*	Genpact Ltd.	2,426,487	42,536
*	Euronet Worldwide Inc.	836,337	40,345
	Actuant Corp. Class A	1,165,515	40,292
*	IPG Photonics Corp.	584,394	40,206
	Corporate Executive Board Co.	583,856	39,831
	Covanta Holding Corp.	1,921,922	39,611
	Silgan Holdings Inc.	768,512	39,056
	Harsco Corp.	1,394,876	37,146
*	Swift Transportation Co.	1,456,690	36,752
	Mobile Mini Inc.	766,668	36,716
*	Louisiana-Pacific Corp.	2,438,199	36,622
*	DigitalGlobe Inc.	1,303,311	36,232
	Vishay Intertechnology Inc.	2,337,762	36,212
	Littelfuse Inc.	388,782	36,137
*	Texas Industries Inc.	373,822	34,526
*	Navistar International Corp.	913,282	34,230
	Convergys Corp.	1,577,693	33,826
	Applied Industrial Technologies Inc.	649,433	32,946
*	Advisory Board Co.	632,216	32,749
	Barnes Group Inc.	842,804	32,482
	MSA Safety Inc.	548,333	31,518
*	MasTec Inc.	1,004,947	30,972
*	Orbital Sciences Corp.	1,046,355	30,920
	Tetra Tech Inc.	1,122,209	30,861
*	Proto Labs Inc.	375,975	30,800
*	Sanmina Corp.	1,351,018	30,776
*	Hub Group Inc. Class A	603,531	30,418
	KBR Inc.	1,271,568	30,327
*	On Assignment Inc.	844,738	30,047
*	MWI Veterinary Supply Inc.	210,953	29,953
*	Rexnord Corp.	1,049,115	29,533
	Watts Water Technologies Inc. Class A	470,679	29,055
*	Huron Consulting Group Inc.	406,804	28,810
	Mueller Industries Inc.	979,305	28,801
*	EnPro Industries Inc.	392,415	28,709
*	Coherent Inc.	430,718	28,501
*	Masonite International Corp.	505,954	28,465
*	TriMas Corp.	742,225	28,301
	Franklin Electric Co. Inc.	700,857	28,266
	United Stationers Inc.	680,395	28,216
	UniFirst Corp.	262,670	27,843
^,*	NeuStar Inc. Class A	1,040,644	27,078
*	FTI Consulting Inc.	705,749	26,691
	Booz Allen Hamilton Holding Corp. Class A	1,239,068	26,318
*	WageWorks Inc.	545,787	26,312
	EVERTEC Inc.	1,082,679	26,244
*	Cardtronics Inc.	768,481	26,190
	Simpson Manufacturing Co. Inc.	718,698	26,132
	TAL International Group Inc.	587,228	26,049
	Forward Air Corp.	539,050	25,794
	RBC Bearings Inc.	401,557	25,720
*	Plexus Corp.	585,901	25,364
*	Korn/Ferry International	859,143	25,233
	HEICO Corp.	479,754	24,918
	Knight Transportation Inc.	1,047,177	24,891
*	Itron Inc.	611,287	24,788
*	Greenbrier Cos. Inc.	428,834	24,701
*	Veeco Instruments Inc.	657,133	24,485
	Tennant Co.	318,135	24,280
	Heartland Payment Systems Inc.	588,108	24,236
*	Benchmark Electronics Inc.	931,365	23,731
	Brink's Co.	836,790	23,614

16

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	CIRCOR International Inc.	305,030	23,527
	ABM Industries Inc.	870,735	23,492
	Brady Corp. Class A	781,907	23,356
^,*	Universal Display Corp.	722,847	23,203
*	PHH Corp.	991,385	22,782
	Mueller Water Products Inc. Class A	2,613,505	22,581
*	Measurement Specialties Inc.	261,465	22,504
	Granite Construction Inc.	607,789	21,868
*	OSI Systems Inc.	327,113	21,835
*	Tutor Perini Corp.	670,578	21,284
*	Greatbatch Inc.	429,639	21,078
*	Meritor Inc.	1,606,165	20,944
*	Vistaprint NV	517,423	20,935
^,*	Outerwall Inc.	352,070	20,895
	Raven Industries Inc.	629,292	20,855
*	GrafTech International Ltd.	1,992,506	20,842
*	Rogers Corp.	312,916	20,762
	General Cable Corp.	798,263	20,483
	Kaman Corp.	472,962	20,210
*	ExamWorks Group Inc.	632,318	20,063
*	Wesco Aircraft Holdings Inc.	1,004,725	20,054
	Matson Inc.	742,006	19,915
*	H&E Equipment Services Inc.	547,266	19,888
	Werner Enterprises Inc.	748,255	19,836
^	Sturm Ruger & Co. Inc.	335,018	19,769
*	TrueBlue Inc.	714,028	19,686
	HEICO Corp. Class A	484,638	19,676
*	Boise Cascade Co.	680,781	19,498
	Heartland Express Inc.	908,845	19,395
	AZZ Inc.	419,591	19,335
	Otter Tail Corp.	629,849	19,078
	Greif Inc. Class A	349,669	19,078
	Albany International Corp.	493,799	18,745
	Aircastle Ltd.	1,049,250	18,645
	ArcBest Corp.	426,357	18,551
	Primoris Services Corp.	624,471	18,010
	AAR Corp.	649,177	17,891
	Lindsay Corp.	211,210	17,841
*	LifeLock Inc.	1,277,830	17,839
	MTS Systems Corp.	261,306	17,706
	G&K Services Inc. Class A	327,130	17,034
*	Wabash National Corp.	1,189,962	16,957
	Apogee Enterprises Inc.	477,306	16,639
	Standex International Corp.	220,517	16,424
*	ExlService Holdings Inc.	550,458	16,211
	Altra Industrial Motion Corp.	443,858	16,152
*	Atlas Air Worldwide Holdings Inc.	435,565	16,051
*	UTi Worldwide Inc.	1,546,432	15,990
	Exponent Inc.	214,903	15,926
*	Trex Co. Inc.	551,063	15,882
	Universal Forest Products Inc.	328,660	15,864
	Encore Wire Corp.	321,841	15,783
	Sun Hydraulics Corp.	387,975	15,752
	McGrath RentCorp	424,185	15,589
	Cubic Corp.	346,791	15,436
*	Aegion Corp. Class A	655,554	15,255
^	Textainer Group Holdings Ltd.	391,064	15,103
	ESCO Technologies Inc.	435,417	15,083
	AAON Inc.	442,431	14,830
*	Sykes Enterprises Inc.	682,239	14,825
	John Bean Technologies Corp.	477,766	14,806
*	Navigant Consulting Inc.	848,303	14,803
*	RPX Corp.	823,575	14,618
*	FARO Technologies Inc.	297,377	14,607

17

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
^	Acacia Research Corp.	820,886	14,571
*	II-VI Inc.	962,102	13,912
	Astec Industries Inc.	317,033	13,911
^,*	Smith & Wesson Holding Corp.	948,584	13,792
*	Thermon Group Holdings Inc.	523,574	13,780
*	Roadrunner Transportation Systems Inc.	489,935	13,767
*	Team Inc.	335,102	13,746
	Materion Corp.	360,884	13,349
*	DXP Enterprises Inc.	176,030	13,297
*	Nortek Inc.	147,971	13,282
	Insperity Inc.	397,553	13,119
*	XPO Logistics Inc.	453,020	12,965
	Hyster-Yale Materials Handling Inc.	144,369	12,782
	Badger Meter Inc.	237,275	12,493
	ManTech International Corp. Class A	415,667	12,270
*	Newport Corp.	654,209	12,103
*	Taminco Corp.	515,535	11,991
*	Rofin-Sinar Technologies Inc.	485,008	11,660
	Quanex Building Products Corp.	649,053	11,599
	Schnitzer Steel Industries Inc.	432,658	11,279
	American Railcar Industries Inc.	166,234	11,266
	Gorman-Rupp Co.	317,871	11,243
	Kforce Inc.	495,625	10,730
	Quad/Graphics Inc.	449,134	10,047
*	Aerovironment Inc.	315,083	10,020
*	Monster Worldwide Inc.	1,496,021	9,784
	Comfort Systems USA Inc.	618,887	9,778
	Park Electrochemical Corp.	343,147	9,680
	AVX Corp.	727,614	9,663
*	Checkpoint Systems Inc.	684,941	9,582
*	Imperva Inc.	364,046	9,531
	American Science & Engineering Inc.	136,359	9,489
	Griffon Corp.	754,496	9,356
*	TeleTech Holdings Inc.	299,310	8,677
	Resources Connection Inc.	636,927	8,350
	Kelly Services Inc. Class A	470,183	8,073
*	TTM Technologies Inc.	937,242	7,685
*	Air Transport Services Group Inc.	898,971	7,524
^,*	Bazaarvoice Inc.	931,244	7,348
*	TriNet Group Inc.	298,637	7,188
	Landauer Inc.	165,256	6,941
*	CAI International Inc.	307,804	6,775
*	Mistras Group Inc.	270,587	6,635
	Black Box Corp.	269,125	6,308
	Greif Inc. Class B	91,711	5,493
^,*	Nuverra Environmental Solutions Inc.	271,960	5,469
*	Dice Holdings Inc.	657,829	5,006
*	InnerWorkings Inc.	577,991	4,913
*	M/A-COM Technology Solutions Holdings Inc.	204,422	4,595
*	Layne Christensen Co.	325,920	4,335
*	Aeroflex Holding Corp.	368,602	3,870
*	Ply Gem Holdings Inc.	351,245	3,548
*	Continental Building Products Inc.	228,706	3,522
*	Paylocity Holding Corp.	128,647	2,783
	Electro Scientific Industries Inc.	231,999	1,580
*	Higher One Holdings Inc.	288,052	1,097
*	Multi-Fineline Electronix Inc.	72,996	806
*	Viasystems Group Inc.	44,275	482
			9,590,071
Oil & Gas (6.4%)
*	Newfield Exploration Co.	2,355,567	104,116
	Superior Energy Services Inc.	2,705,544	97,778
*	Gulfport Energy Corp.	1,475,902	92,687
*	First Solar Inc.	1,297,410	92,194

18

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Targa Resources Corp.	658,197	91,865
*	WPX Energy Inc.	3,492,645	83,509
*	Oasis Petroleum Inc.	1,485,747	83,038
	Patterson-UTI Energy Inc.	2,371,676	82,866
*	Ultra Petroleum Corp.	2,513,558	74,628
*	Dril-Quip Inc.	670,175	73,210
*	NOW Inc.	1,853,220	67,105
*	Kodiak Oil & Gas Corp.	4,604,713	66,999
*	Diamondback Energy Inc.	701,929	62,331
*	Unit Corp.	856,473	58,951
*	Oil States International Inc.	916,690	58,751
*	Rosetta Resources Inc.	1,061,361	58,216
	SemGroup Corp. Class A	736,231	58,052
^,*	SandRidge Energy Inc.	8,113,782	58,014
*	Atwood Oceanics Inc.	1,055,074	55,370
	CARBO Ceramics Inc.	339,189	52,276
*	Carrizo Oil & Gas Inc.	707,272	48,986
	Tidewater Inc.	859,179	48,243
*	MRC Global Inc.	1,673,154	47,333
	Bristow Group Inc.	584,011	47,083
	Exterran Holdings Inc.	1,036,504	46,632
*	Civeo Corp.	1,833,094	45,882
*	Athlon Energy Inc.	922,870	44,021
*	Chart Industries Inc.	526,294	43,546
*	Helix Energy Solutions Group Inc.	1,640,908	43,172
*	Stone Energy Corp.	909,354	42,549
*	Laredo Petroleum Inc.	1,365,247	42,295
^,*	GT Advanced Technologies Inc.	2,238,376	41,634
	PBF Energy Inc. Class A	1,514,474	40,361
*	PDC Energy Inc.	618,278	39,044
*	Forum Energy Technologies Inc.	1,046,241	38,115
^,*	SunPower Corp. Class A	903,002	37,005
	Energy XXI Bermuda Ltd.	1,530,265	36,160
	Rowan Cos. plc Class A	1,074,425	34,306
*	Sanchez Energy Corp.	903,717	33,971
	Western Refining Inc.	896,002	33,645
^,*	McDermott International Inc.	4,103,852	33,200
*	Matador Resources Co.	1,076,498	31,520
*	Bonanza Creek Energy Inc.	523,123	29,917
^,*	Halcon Resources Corp.	3,995,296	29,126
*	Flotek Industries Inc.	882,709	28,388
*	SEACOR Holdings Inc.	338,367	27,831
*	Rice Energy Inc.	886,005	26,979
*	Magnum Hunter Resources Corp.	3,262,003	26,748
	RPC Inc.	1,134,173	26,642
*	Hornbeck Offshore Services Inc.	563,581	26,443
	Delek US Holdings Inc.	922,821	26,051
*	C&J Energy Services Inc.	765,824	25,870
*	Basic Energy Services Inc.	806,904	23,578
	Pattern Energy Group Inc. Class A	683,027	22,615
*	Bill Barrett Corp.	815,631	21,843
	Comstock Resources Inc.	743,639	21,447
*	Key Energy Services Inc.	2,253,536	20,597
^	EXCO Resources Inc.	3,297,607	19,423
*	Penn Virginia Corp.	1,132,653	19,198
*	Pioneer Energy Services Corp.	1,083,559	19,006
	Gulfmark Offshore Inc.	418,667	18,915
*	Newpark Resources Inc.	1,392,886	17,355
^,*	Goodrich Petroleum Corp.	611,639	16,881
*	Northern Oil and Gas Inc.	1,002,472	16,330
*	TETRA Technologies Inc.	1,294,428	15,248
*	Rex Energy Corp.	840,545	14,886
*	EP Energy Corp. Class A	634,278	14,620
^	CVR Energy Inc.	300,665	14,489

19

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Clayton Williams Energy Inc.	105,169	14,447
^,*	Approach Resources Inc.	611,416	13,897
*	Parker Drilling Co.	1,986,291	12,951
*	RSP Permian Inc.	376,269	12,206
*	Geospace Technologies Corp.	215,891	11,891
	Tesco Corp.	555,098	11,846
*	Contango Oil & Gas Co.	268,022	11,340
^,*	Solazyme Inc.	920,198	10,840
*	Hercules Offshore Inc.	2,633,820	10,588
*	Resolute Energy Corp.	1,212,984	10,480
	W&T Offshore Inc.	588,876	9,640
*	ION Geophysical Corp.	2,270,804	9,583
^,*	Swift Energy Co.	720,076	9,347
*	Willbros Group Inc.	692,981	8,558
*	PetroQuest Energy Inc.	970,364	7,297
*	Vantage Drilling Co.	3,177,137	6,100
^,*	Quicksilver Resources Inc.	2,147,804	5,735
	Alon USA Energy Inc.	417,636	5,195
^,*	Midstates Petroleum Co. Inc.	608,009	4,396
*	Eclipse Resources Corp.	165,062	4,148
*	Jones Energy Inc.	194,972	3,997
*	Forest Oil Corp.	1,026,326	2,340
			3,137,907
Other (0.0%)
*	Leap Wireless International Inc CVR	938,827	2,366

Technology (11.5%)
*	NCR Corp.	2,900,832	101,790
	Pitney Bowes Inc.	3,501,112	96,701
*	SunEdison Inc.	4,159,587	94,007
	IAC/InterActiveCorp	1,334,620	92,396
*	Palo Alto Networks Inc.	1,065,329	89,328
*	Cadence Design Systems Inc.	5,001,979	87,485
*	athenahealth Inc.	653,778	81,807
	Solera Holdings Inc.	1,188,895	79,834
*	PTC Inc.	2,049,439	79,518
*	Ingram Micro Inc.	2,681,352	78,322
*	Aspen Technology Inc.	1,590,951	73,820
*	Concur Technologies Inc.	786,151	73,379
*	ARRIS Group Inc.	2,235,216	72,712
*	VeriFone Systems Inc.	1,930,241	70,936
*	ON Semiconductor Corp.	7,619,125	69,639
	Brocade Communications Systems Inc.	7,398,370	68,065
	Teradyne Inc.	3,356,162	65,781
*	Atmel Corp.	6,910,017	64,747
*	Ultimate Software Group Inc.	465,211	64,278
	DST Systems Inc.	618,522	57,009
*	Fortinet Inc.	2,253,774	56,637
*	Synaptics Inc.	622,332	56,408
*	Riverbed Technology Inc.	2,634,843	54,357
*	SS&C Technologies Holdings Inc.	1,217,558	53,840
*	AOL Inc.	1,311,966	52,203
	Lexmark International Inc. Class A	1,075,725	51,807
	CDW Corp.	1,615,435	51,500
*	TIBCO Software Inc.	2,530,128	51,033
*	JDS Uniphase Corp.	4,054,868	50,564
*	Verint Systems Inc.	1,020,314	50,046
*	Tableau Software Inc. Class A	694,579	49,544
	Leidos Holdings Inc.	1,291,698	49,524
*	Tyler Technologies Inc.	541,759	49,414
*	RF Micro Devices Inc.	4,943,483	47,408
*	Allscripts Healthcare Solutions Inc.	2,945,657	47,278

20

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	TriQuint Semiconductor Inc.	2,959,789	46,794
*	Guidewire Software Inc.	1,125,177	45,750
*	Cavium Inc.	912,722	45,326
*	Manhattan Associates Inc.	1,309,293	45,079
^,*	Advanced Micro Devices Inc.	10,532,089	44,129
*	Microsemi Corp.	1,640,455	43,899
*	MICROS Systems Inc.	646,221	43,878
*	Freescale Semiconductor Ltd.	1,828,891	42,979
*	SolarWinds Inc.	1,107,121	42,801
	Hittite Microwave Corp.	541,917	42,242
*	ViaSat Inc.	721,172	41,799
*	Tech Data Corp.	660,627	41,302
	Diebold Inc.	1,004,379	40,346
*	Dealertrack Technologies Inc.	879,294	39,867
	j2 Global Inc.	780,413	39,692
*	EchoStar Corp. Class A	747,094	39,551
*	Rovi Corp.	1,636,515	39,211
*	CommVault Systems Inc.	774,414	38,078
*	Medidata Solutions Inc.	887,793	38,006
*	Integrated Device Technology Inc.	2,450,279	37,881
	Fair Isaac Corp.	591,957	37,743
*	Ciena Corp.	1,732,688	37,530
*	ACI Worldwide Inc.	655,116	36,575
*	Demandware Inc.	526,915	36,552
*	Electronics For Imaging Inc.	804,760	36,375
	Mentor Graphics Corp.	1,673,084	36,088
	Compuware Corp.	3,605,467	36,019
	Plantronics Inc.	735,100	35,322
*	Qlik Technologies Inc.	1,548,579	35,029
*	SYNNEX Corp.	472,817	34,445
*	International Rectifier Corp.	1,231,284	34,353
*	Informatica Corp.	948,338	33,808
*	Cornerstone OnDemand Inc.	734,482	33,801
*	Fairchild Semiconductor International Inc. Class A	2,158,275	33,669
*	CommScope Holding Co. Inc.	1,447,816	33,488
	InterDigital Inc.	698,848	33,405
*	Silicon Laboratories Inc.	675,566	33,272
	Intersil Corp. Class A	2,224,694	33,259
*	Entegris Inc.	2,404,227	33,046
*	Finisar Corp.	1,671,699	33,016
*	Sapient Corp.	1,959,291	31,839
	Science Applications International Corp.	709,321	31,324
*	Aruba Networks Inc.	1,784,553	31,265
*	Semtech Corp.	1,162,277	30,394
*	Polycom Inc.	2,386,646	29,905
	MKS Instruments Inc.	924,845	28,892
	Power Integrations Inc.	499,170	28,722
	Blackbaud Inc.	797,442	28,501
*	CACI International Inc. Class A	405,877	28,497
^,*	InvenSense Inc.	1,218,751	27,653
	Monolithic Power Systems Inc.	633,599	26,833
	Cypress Semiconductor Corp.	2,452,385	26,756
*	NetScout Systems Inc.	602,870	26,731
*	Rambus Inc.	1,866,755	26,695
*	EPAM Systems Inc.	608,714	26,631
*	Envestnet Inc.	529,384	25,897
	Cogent Communications Holdings Inc.	726,081	25,086
*	Web.com Group Inc.	849,807	24,534
*	Cirrus Logic Inc.	1,072,136	24,380
^,*	Ubiquiti Networks Inc.	532,577	24,067
	Advent Software Inc.	711,295	23,167
*	MedAssets Inc.	1,000,892	22,860
*	MicroStrategy Inc. Class A	156,605	22,022
*	Spansion Inc. Class A	1,042,916	21,974

21

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	NETGEAR Inc.	630,659	21,928
*	Unisys Corp.	882,907	21,843
*	PMC-Sierra Inc.	2,861,884	21,779
*	Insight Enterprises Inc.	707,003	21,733
*	Syntel Inc.	252,348	21,692
*	Progress Software Corp.	887,366	21,332
*	OmniVision Technologies Inc.	968,824	21,295
	ADTRAN Inc.	925,838	20,887
*	Amkor Technology Inc.	1,839,207	20,562
*	Bottomline Technologies de Inc.	680,167	20,351
*	iGATE Corp.	558,644	20,329
*	Shutterstock Inc.	243,028	20,166
*	FleetMatics Group plc	612,716	19,815
*	Kulicke & Soffa Industries Inc.	1,322,779	18,863
*	ScanSource Inc.	492,387	18,750
*	Synchronoss Technologies Inc.	533,182	18,640
*	LogMeIn Inc.	398,203	18,564
*	Infinera Corp.	2,009,784	18,490
	Tessera Technologies Inc.	831,002	18,349
*	RealPage Inc.	816,184	18,348
	Monotype Imaging Holdings Inc.	648,346	18,264
*	Fusion-io Inc.	1,585,352	17,915
*	Cabot Microelectronics Corp.	395,571	17,662
*	Diodes Inc.	606,625	17,568
*	Dycom Industries Inc.	556,817	17,434
^,*	Gogo Inc.	881,017	17,233
^,*	Veeva Systems Inc. Class A	671,049	17,078
*	Lattice Semiconductor Corp.	2,032,092	16,765
*	Interactive Intelligence Group Inc.	287,523	16,139
	NIC Inc.	1,013,351	16,062
*	QLogic Corp.	1,505,464	15,190
*	Loral Space & Communications Inc.	203,265	14,775
*	Super Micro Computer Inc.	581,717	14,700
	CSG Systems International Inc.	559,043	14,597
*	Applied Micro Circuits Corp.	1,346,192	14,552
*	Ellie Mae Inc.	461,808	14,376
*	Sonus Networks Inc.	3,848,917	13,818
	West Corp.	507,024	13,588
*	Ruckus Wireless Inc.	1,132,817	13,492
*	ICG Group Inc.	639,309	13,349
*	BroadSoft Inc.	494,540	13,051
*	Advanced Energy Industries Inc.	673,878	12,972
*	Ixia	1,117,193	12,770
*	Blucora Inc.	675,353	12,744
^,*	VirnetX Holding Corp.	713,036	12,557
	Quality Systems Inc.	779,385	12,509
	Pegasystems Inc.	591,957	12,502
^,*	Marketo Inc.	420,019	12,214
*	Harmonic Inc.	1,628,029	12,145
	Brooks Automation Inc.	1,098,026	11,826
	Computer Programs & Systems Inc.	183,489	11,670
*	Infoblox Inc.	848,572	11,159
*	Ultratech Inc.	461,442	10,235
*	Proofpoint Inc.	272,028	10,190
	Comtech Telecommunications Corp.	263,624	9,841
*	Comverse Inc.	368,330	9,827
*	Tangoe Inc.	635,828	9,576
*	ChannelAdvisor Corp.	361,162	9,520
*	Cray Inc.	334,370	8,894
	Micrel Inc.	781,663	8,817
*	LivePerson Inc.	843,926	8,566
^,*	Endurance International Group Holdings Inc.	558,360	8,537
^,*	Rocket Fuel Inc.	273,575	8,505
*	Cvent Inc.	284,974	8,290

22

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
^	Ebix Inc.	564,460	8,077
*	FormFactor Inc.	961,064	7,996
*	Digital River Inc.	508,450	7,845
*	Emulex Corp.	1,303,251	7,429
*	RingCentral Inc. Class A	489,471	7,406
	Forrester Research Inc.	195,340	7,400
*	Intralinks Holdings Inc.	828,408	7,365
^,*	Textura Corp.	301,301	7,123
	Epiq Systems Inc.	493,925	6,940
*	Gigamon Inc.	358,834	6,868
*	Silicon Image Inc.	1,355,351	6,831
*	Mercury Systems Inc.	546,494	6,197
*	Inphi Corp.	405,833	5,958
*	Silicon Graphics International Corp.	595,133	5,725
*	Jive Software Inc.	669,603	5,698
*	CEVA Inc.	363,047	5,362
*	Calix Inc.	653,087	5,342
*	Entropic Communications Inc.	1,534,816	5,111
^,*	Millennial Media Inc.	1,018,170	5,081
^,*	Benefitfocus Inc.	108,620	5,020
*	Vocera Communications Inc.	369,990	4,884
*	Pendrell Corp.	2,571,046	4,525
*	Quantum Corp.	3,685,973	4,497
*	Barracuda Networks Inc.	105,101	3,260
*	Systemax Inc.	222,485	3,197
*	Castlight Health Inc. Class B	209,680	3,187
*	OPOWER Inc.	127,528	2,404
*	Piksel Inc.	241	—
			5,647,065
Telecommunications (0.5%)
*	tw telecom inc Class A	2,382,987	96,058
	Telephone & Data Systems Inc.	1,579,214	41,233
^,*	Globalstar Inc.	6,890,863	29,286
*	Cincinnati Bell Inc.	3,607,917	14,179
	Consolidated Communications Holdings Inc.	625,746	13,917
*	Vonage Holdings Corp.	3,112,537	11,672
^,*	Iridium Communications Inc.	1,272,199	10,763
	Atlantic Tele-Network Inc.	165,080	9,575
*	United States Cellular Corp.	221,272	9,028
*	Intelsat SA	367,769	6,929
	EarthLink Holdings Corp.	1,771,022	6,588
*	NII Holdings Inc.	340	—
			249,228
Utilities (3.7%)
	AGL Resources Inc.	2,060,403	113,384
	UGI Corp.	1,988,217	100,405
	ITC Holdings Corp.	2,723,420	99,350
	Atmos Energy Corp.	1,730,934	92,432
	Westar Energy Inc. Class A	2,226,999	85,049
	Aqua America Inc.	3,059,114	80,210
	Questar Corp.	3,026,070	75,046
	Great Plains Energy Inc.	2,661,235	71,507
	TECO Energy Inc.	3,763,079	69,542
	Cleco Corp.	1,042,857	61,476
	Vectren Corp.	1,424,752	60,552
*	Dynegy Inc. Class A	1,646,841	57,310
	Piedmont Natural Gas Co. Inc.	1,350,135	50,509
	IDACORP Inc.	869,109	50,261
	Black Hills Corp.	770,998	47,332
	Portland General Electric Co.	1,350,653	46,827
^	Hawaiian Electric Industries Inc.	1,753,111	44,389
	Southwest Gas Corp.	803,348	42,409
	New Jersey Resources Corp.	727,924	41,608
	UNS Energy Corp.	684,383	41,344

23

Vanguard® Small-Cap Index Fund
Schedule of Investments
June 30, 2014

					Market
					Value
				Shares	($000)
	PNM Resources Inc.			1,376,111	40,361
	WGL Holdings Inc.			896,691	38,647
	UIL Holdings Corp.			976,705	37,808
	ALLETE Inc.			731,840	37,580
	NorthWestern Corp.			670,571	34,997
	South Jersey Industries Inc.			569,691	34,415
	ONE Gas Inc.			897,895	33,896
	Laclede Group Inc.			685,773	33,294
	Avista Corp.			987,468	33,100
	El Paso Electric Co.			696,407	28,002
	MGE Energy Inc.			598,809	23,659
	American States Water Co.			669,847	22,259
	Northwest Natural Gas Co.			468,666	22,098
	Empire District Electric Co.			746,133	19,161
	California Water Service Group			784,284	18,980
	Ormat Technologies Inc.			314,672	9,072
	Atlantic Power Corp.			2,088,088	8,561
					1,806,832
Total Common Stocks (Cost $34,751,230)					49,096,150

		Coupon
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
2,3	Vanguard Market Liquidity Fund	0.111%		464,883,033	464,883

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Fannie Mae Discount Notes	0.085%	7/14/14	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.090%	7/16/14	3,800	3,800
5	Federal Home Loan Bank Discount Notes	0.080%	7/18/14	1,000	1,000
5,6	Federal Home Loan Bank Discount Notes	0.090%	8/6/14	19,000	18,997
					24,797
Total Temporary Cash Investments (Cost $489,681)					489,680
Total Investments (100.9%) (Cost $35,240,911)					49,585,830
Other Assets and Liabilities—Net (-0.9%)[3]					(435,120)
Net Assets (100%)					49,150,710
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $438,112,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $458,615,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

24

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.0%)
	Royal Gold Inc.	744,466	56,669
	NewMarket Corp.	124,585	48,851
*	Platform Specialty Products Corp.	1,579,679	44,278
	Carpenter Technology Corp.	610,512	38,615
	US Silica Holdings Inc.	650,638	36,071
*	KapStone Paper and Packaging Corp.	986,673	32,688
*,^	Polypore International Inc.	545,648	26,044
*	Stillwater Mining Co.	1,450,120	25,450
	Cytec Industries Inc.	217,193	22,897
	Balchem Corp.	368,163	19,719
	Globe Specialty Metals Inc.	761,911	15,833
*	Calgon Carbon Corp.	645,651	14,417
*	Coeur Mining Inc.	1,253,084	11,503
*	Horsehead Holding Corp.	613,764	11,207
*	RTI International Metals Inc.	371,517	9,879
	Haynes International Inc.	150,095	8,494
	Deltic Timber Corp.	138,454	8,365
	Hecla Mining Co.	2,077,799	7,168
*	Rentech Inc.	2,687,668	6,961
*	Ferro Corp.	526,278	6,610
*,^	Intrepid Potash Inc.	345,621	5,793
*,^	Molycorp Inc.	2,122,546	5,455
*,^	Allied Nevada Gold Corp.	1,170,149	4,400
	American Vanguard Corp.	306,208	4,048
^	Gold Resource Corp.	347,814	1,760
			473,175
Consumer Goods (8.1%)
	Harman International Industries Inc.	825,040	88,634
*	Toll Brothers Inc.	1,938,239	71,521
*	WhiteWave Foods Co. Class A	2,106,412	68,185
*	Kate Spade & Co.	1,531,805	58,423
*	Middleby Corp.	693,207	57,342
*	Hain Celestial Group Inc.	576,261	51,137
	Gentex Corp.	1,677,821	48,808
	Brunswick Corp.	1,122,357	47,285
	Flowers Foods Inc.	2,152,918	45,383
*	Tempur Sealy International Inc.	735,876	43,932
	Carter's Inc.	617,421	42,559
*	Darling Ingredients Inc.	1,992,146	41,636
*	Deckers Outdoor Corp.	398,126	34,370
	Wolverine World Wide Inc.	1,166,225	30,392
	Pool Corp.	518,697	29,337
*	Zynga Inc. Class A	8,520,969	27,352
*	Post Holdings Inc.	505,758	25,748
*	Steven Madden Ltd.	721,546	24,749
*	Boston Beer Co. Inc. Class A	105,896	23,670
	Lancaster Colony Corp.	248,114	23,611
	Nu Skin Enterprises Inc. Class A	303,225	22,426
	Ryland Group Inc.	539,467	21,277
	B&G Foods Inc.	637,764	20,848
*	G-III Apparel Group Ltd.	227,155	18,549
*	Dorman Products Inc.	375,528	18,521
*	Meritage Homes Corp.	426,047	17,983
^	Vector Group Ltd.	845,273	17,480
*	TiVo Inc.	1,320,589	17,049
	J&J Snack Foods Corp.	181,064	17,042
	Snyder's-Lance Inc.	636,354	16,838
*	Standard Pacific Corp.	1,857,505	15,975
	Interface Inc. Class A	764,368	14,401
	MDC Holdings Inc.	472,735	14,319
	Drew Industries Inc.	271,658	13,586

25

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	iRobot Corp.	321,069	13,148
	WD-40 Co.	172,215	12,954
*	Select Comfort Corp.	624,090	12,894
	Oxford Industries Inc.	179,191	11,947
*	Tumi Holdings Inc.	574,985	11,574
*	Boulder Brands Inc.	700,244	9,929
*	Gentherm Inc.	202,983	9,023
*	Blount International Inc.	598,652	8,447
*	Diamond Foods Inc.	266,082	7,503
*	Vince Holding Corp.	200,131	7,329
*	Annie's Inc.	206,285	6,977
*	USANA Health Sciences Inc.	85,382	6,672
*	RealD Inc.	519,219	6,625
*	Vera Bradley Inc.	251,650	5,504
*	LeapFrog Enterprises Inc.	734,554	5,399
*	Taylor Morrison Home Corp. Class A	207,353	4,649
*	Phibro Animal Health Corp. Class A	179,613	3,942
*	DTS Inc.	205,352	3,781
*	National Beverage Corp.	146,029	2,763
*	Revlon Inc. Class A	63,421	1,934
			1,283,362
Consumer Services (13.3%)
*	Pandora Media Inc.	2,238,465	66,035
	Dunkin' Brands Group Inc.	1,287,227	58,968
*	Spirit Airlines Inc.	880,453	55,680
	Dick's Sporting Goods Inc.	1,183,079	55,084
*	Yelp Inc. Class A	702,083	53,836
	Lamar Advertising Co. Class A	974,777	51,663
*	Copart Inc.	1,371,198	49,308
	Domino's Pizza Inc.	673,303	49,212
*	Sally Beauty Holdings Inc.	1,959,685	49,149
*	Panera Bread Co. Class A	315,732	47,306
*	Madison Square Garden Co. Class A	731,171	45,662
*	AMC Networks Inc. Class A	696,737	42,842
*	Live Nation Entertainment Inc.	1,698,405	41,934
*,^	SolarCity Corp.	557,597	39,366
*	Groupon Inc. Class A	5,762,478	38,148
*	Buffalo Wild Wings Inc.	228,694	37,897
*	Restoration Hardware Holdings Inc.	405,082	37,693
	GNC Holdings Inc. Class A	1,101,898	37,575
*	United Natural Foods Inc.	570,616	37,147
	Six Flags Entertainment Corp.	863,746	36,752
*	Cabela's Inc.	558,786	34,868
	Vail Resorts Inc.	437,905	33,798
	Sotheby's	750,894	31,530
*	Bally Technologies Inc.	475,330	31,239
	Chico's FAS Inc.	1,762,093	29,885
*	HomeAway Inc.	849,474	29,579
	Lions Gate Entertainment Corp.	1,026,809	29,346
	DSW Inc. Class A	1,003,802	28,046
*	Ascena Retail Group Inc.	1,565,438	26,769
*	OpenTable Inc.	256,194	26,542
*	Grand Canyon Education Inc.	564,435	25,947
	Cheesecake Factory Inc.	544,030	25,254
*	Lumber Liquidators Holdings Inc.	315,331	23,949
	Rollins Inc.	795,399	23,862
*	Five Below Inc.	591,099	23,591
	HSN Inc.	386,459	22,894
*	Genesco Inc.	275,792	22,651
*	Bloomin' Brands Inc.	988,563	22,173
*	Life Time Fitness Inc.	445,157	21,697
*	WebMD Health Corp.	445,452	21,515
*	ANN Inc.	510,073	20,984
	Texas Roadhouse Inc. Class A	759,336	19,743

26

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Monro Muffler Brake Inc.	362,662	19,290
	Allegiant Travel Co. Class A	162,455	19,132
	PriceSmart Inc.	219,279	19,086
*	Shutterfly Inc.	442,930	19,073
*	DreamWorks Animation SKG Inc. Class A	790,841	18,395
*	Marriott Vacations Worldwide Corp.	312,603	18,328
	Morningstar Inc.	243,646	17,496
	Finish Line Inc. Class A	584,028	17,369
*	Hibbett Sports Inc.	313,634	16,990
*	Caesars Acquisition Co. Class A	1,314,495	16,260
*	Vitamin Shoppe Inc.	372,556	16,027
	Papa John's International Inc.	374,610	15,880
	Pier 1 Imports Inc.	1,029,722	15,868
*,^	Fresh Market Inc.	468,713	15,688
*	Orient-Express Hotels Ltd. Class A	1,067,210	15,517
*	Bright Horizons Family Solutions Inc.	357,547	15,353
*,^	Conn's Inc.	306,257	15,126
	Churchill Downs Inc.	162,050	14,602
*	comScore Inc.	398,469	14,138
*	Bankrate Inc.	760,842	13,345
*	Popeyes Louisiana Kitchen Inc.	288,799	12,623
*	Krispy Kreme Doughnuts Inc.	788,548	12,601
*	Constant Contact Inc.	379,889	12,198
*	Burlington Stores Inc.	356,945	11,372
*	RetailMeNot Inc.	390,308	10,386
*	Ascent Capital Group Inc. Class A	155,118	10,239
*	BJ's Restaurants Inc.	292,735	10,219
	Interval Leisure Group Inc.	454,087	9,963
*	Diamond Resorts International Inc.	411,077	9,566
*,^	Clean Energy Fuels Corp.	815,779	9,561
*	K12 Inc.	382,933	9,217
	Nexstar Broadcasting Group Inc. Class A	176,055	9,086
*	Mattress Firm Holding Corp.	185,800	8,872
*	Pinnacle Entertainment Inc.	342,611	8,627
*	Francesca's Holdings Corp.	510,929	7,531
*	Zumiez Inc.	263,640	7,274
^	CBS Outdoor Americas Inc.	218,066	7,126
*,^	Media General Inc.	345,187	7,087
*	Sonic Corp.	312,742	6,905
*	Scientific Games Corp. Class A	611,957	6,805
*	American Public Education Inc.	190,338	6,544
*,^	Noodles & Co. Class A	187,457	6,447
	AMC Entertainment Holdings Inc.	257,599	6,407
*	Angie's List Inc.	531,739	6,349
*,^	Container Store Group Inc.	203,184	5,644
*	Cumulus Media Inc. Class A	854,187	5,629
*	La Quinta Holdings Inc.	274,995	5,263
*,^	Coupons.com Inc.	187,839	4,942
*	Tile Shop Holdings Inc.	322,174	4,926
*	Sabre Corp.	240,430	4,821
*	Blue Nile Inc.	146,617	4,105
*,^	SFX Entertainment Inc.	486,334	3,939
	ClubCorp Holdings Inc.	180,699	3,350
*	Potbelly Corp.	159,414	2,544
*	Liquidity Services Inc.	155,171	2,446
	World Wrestling Entertainment Inc. Class A	187,374	2,235
*	Travelzoo Inc.	85,944	1,663
*,^	Fairway Group Holdings Corp.	237,090	1,577
*	Demand Media Inc.	274,582	1,324
*,^	ReachLocal Inc.	61,095	430
			2,107,925
Financials (18.3%)
	Duke Realty Corp.	3,991,371	72,483
	Extra Space Storage Inc.	1,334,959	71,087

27

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	SVB Financial Group	604,933	70,547
	WP Carey Inc.	1,083,164	69,756
*	Signature Bank	531,415	67,054
	DDR Corp.	3,697,376	65,185
*	Howard Hughes Corp.	407,734	64,353
	Regency Centers Corp.	1,117,724	62,235
	Kilroy Realty Corp.	998,074	62,160
	Waddell & Reed Financial Inc. Class A	980,001	61,338
	Taubman Centers Inc.	727,419	55,146
	CBOE Holdings Inc.	1,041,279	51,241
	BioMed Realty Trust Inc.	2,330,234	50,869
*,^	Zillow Inc. Class A	345,408	49,369
	American Campus Communities Inc.	1,269,798	48,557
*	Investors Bancorp Inc.	4,337,366	47,928
	Douglas Emmett Inc.	1,652,218	46,626
	LaSalle Hotel Properties	1,259,582	44,451
	Home Properties Inc.	692,957	44,322
	Weingarten Realty Investors	1,330,857	43,705
	RLJ Lodging Trust	1,505,226	43,486
	Equity Lifestyle Properties Inc.	958,168	42,313
	Tanger Factory Outlet Centers Inc.	1,102,075	38,540
*	E*TRADE Financial Corp.	1,746,216	37,125
	Gaming and Leisure Properties Inc.	1,086,361	36,904
	Sunstone Hotel Investors Inc.	2,438,815	36,411
*	Portfolio Recovery Associates Inc.	605,893	36,069
*	Stifel Financial Corp.	752,862	35,648
*	Washington Prime Group Inc.	1,880,163	35,234
	Post Properties Inc.	657,733	35,162
	Healthcare Trust of America Inc. Class A	2,872,440	34,584
	DCT Industrial Trust Inc.	3,968,857	32,584
*	Strategic Hotels & Resorts Inc.	2,781,197	32,568
	Sovran Self Storage Inc.	399,296	30,846
	CubeSmart	1,659,456	30,401
*	Liberty Ventures Class A	407,419	30,067
	Healthcare Realty Trust Inc.	1,164,757	29,608
	Pebblebrook Hotel Trust	773,413	28,585
	Financial Engines Inc.	622,761	28,199
*	Texas Capital Bancshares Inc.	521,149	28,116
	Medical Properties Trust Inc.	1,982,899	26,254
	Colony Financial Inc.	1,117,947	25,959
	Spirit Realty Capital Inc.	2,272,855	25,820
	PacWest Bancorp	586,668	25,326
^	Ryman Hospitality Properties Inc.	522,648	25,165
^	Lexington Realty Trust	2,230,438	24,557
	Sun Communities Inc.	471,646	23,507
	MarketAxess Holdings Inc.	433,678	23,445
	Alexander & Baldwin Inc.	560,263	23,223
	Chambers Street Properties	2,872,354	23,094
	Kennedy-Wilson Holdings Inc.	832,299	22,322
*	Virtus Investment Partners Inc.	105,291	22,295
	Home BancShares Inc.	670,154	21,994
*	Altisource Portfolio Solutions SA	188,540	21,603
	DuPont Fabros Technology Inc.	796,759	21,481
*	Western Alliance Bancorp	901,731	21,461
	Artisan Partners Asset Management Inc. Class A	356,056	20,181
	Chimera Investment Corp.	6,218,812	19,838
	Evercore Partners Inc. Class A	337,361	19,445
*	First Cash Financial Services Inc.	333,207	19,189
*,^	Trulia Inc.	402,495	19,070
	Glimcher Realty Trust	1,760,585	19,067
	PS Business Parks Inc.	227,835	19,022
	Equity One Inc.	796,206	18,782
	Chesapeake Lodging Trust	605,600	18,307
	Education Realty Trust Inc.	1,651,080	17,733

28

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Hudson Pacific Properties Inc.	689,619	17,475
*	Hilltop Holdings Inc.	818,620	17,404
	Altisource Residential Corp.	653,539	17,012
*	Blackhawk Network Holdings Inc. Class B	630,767	16,936
	Radian Group Inc.	1,141,812	16,910
	Retail Opportunity Investments Corp.	1,069,742	16,827
	Sabra Health Care REIT Inc.	559,394	16,060
	Greenhill & Co. Inc.	325,045	16,008
*	WisdomTree Investments Inc.	1,290,416	15,950
*	St. Joe Co.	614,788	15,634
	STAG Industrial Inc.	650,487	15,618
	Hersha Hospitality Trust Class A	2,306,997	15,480
	HFF Inc. Class A	387,531	14,412
	FelCor Lodging Trust Inc.	1,354,211	14,233
	NRG Yield Inc. Class A	272,402	14,179
*	Altisource Asset Management Corp.	19,124	13,828
	Ramco-Gershenson Properties Trust	827,509	13,753
*	Encore Capital Group Inc.	295,619	13,427
*	TFS Financial Corp.	925,512	13,198
*	Walter Investment Management Corp.	432,843	12,890
	Investors Real Estate Trust	1,298,303	11,957
	ViewPoint Financial Group Inc.	435,138	11,710
*	Springleaf Holdings Inc.	415,923	10,793
	Washington REIT	402,890	10,467
*,^	Nationstar Mortgage Holdings Inc.	274,639	9,969
^	Cohen & Steers Inc.	222,276	9,642
	National Bank Holdings Corp. Class A	472,258	9,417
	Alexander's Inc.	24,710	9,130
	Aviv REIT Inc.	305,846	8,616
*	Rayonier Advanced Materials Inc.	214,045	8,294
*	Capital Bank Financial Corp.	309,563	7,309
	Silver Bay Realty Trust Corp.	442,219	7,217
*	Credit Acceptance Corp.	55,857	6,876
*	Ladder Capital Corp. Class A	367,374	6,638
*	PICO Holdings Inc.	276,432	6,568
	Universal Health Realty Income Trust	140,723	6,119
*	Tejon Ranch Co.	174,336	5,612
*	CareTrust REIT Inc.	252,342	4,996
	GAMCO Investors Inc.	57,576	4,782
*	Forestar Group Inc.	206,455	3,941
*	NewStar Financial Inc.	275,444	3,873
	Employers Holdings Inc.	180,385	3,821
*	PennyMac Financial Services Inc. Class A	230,901	3,507
*	Moelis & Co.	91,830	3,086
	Urstadt Biddle Properties Inc. Class A	141,539	2,955
*	Talmer Bancorp Inc. Class A	212,038	2,924
*	MoneyGram International Inc.	181,504	2,674
	Northfield Bancorp Inc.	195,800	2,567
*	Blackhawk Network Holdings Inc.	5,350	151
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	28,628	84
			2,891,931
Health Care (14.2%)
*	Salix Pharmaceuticals Ltd.	729,759	90,016
*	Alkermes plc	1,750,665	88,111
	Cooper Cos. Inc.	580,804	78,716
*	MEDNAX Inc.	1,204,022	70,014
*	Medivation Inc.	880,649	67,880
	Questcor Pharmaceuticals Inc.	701,829	64,912
*	Cubist Pharmaceuticals Inc.	911,526	63,643
*	Sirona Dental Systems Inc.	698,501	57,598
*	Centene Corp.	663,243	50,148
*	Isis Pharmaceuticals Inc.	1,423,208	49,029
*	Brookdale Senior Living Inc.	1,435,303	47,853
*	Align Technology Inc.	839,866	47,066

29

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	United Therapeutics Corp.	522,520	46,238
*	Seattle Genetics Inc.	1,192,492	45,613
	Techne Corp.	447,734	41,447
*	Cepheid	843,915	40,457
*	NPS Pharmaceuticals Inc.	1,158,340	38,283
*	Pacira Pharmaceuticals Inc.	410,046	37,667
*	PAREXEL International Corp.	688,379	36,374
*,^	Myriad Genetics Inc.	905,667	35,249
*	Idenix Pharmaceuticals Inc.	1,460,707	35,203
	West Pharmaceutical Services Inc.	812,607	34,276
*	DexCom Inc.	861,481	34,166
*,^	MannKind Corp.	2,822,438	31,019
*	Bruker Corp.	1,219,115	29,588
*	Akorn Inc.	880,508	29,277
*,^	Theravance Inc.	954,288	28,419
*	Insulet Corp.	670,718	26,607
*	InterMune Inc.	598,964	26,444
*	Acadia Healthcare Co. Inc.	531,600	24,188
*	Impax Laboratories Inc.	805,558	24,159
*	Thoratec Corp.	688,498	24,001
	Healthcare Services Group Inc.	808,028	23,788
*	Medicines Co.	787,039	22,871
*	Haemonetics Corp.	630,059	22,228
*,^	OPKO Health Inc.	2,508,778	22,178
*	Ironwood Pharmaceuticals Inc. Class A	1,446,529	22,175
*	Air Methods Corp.	426,502	22,029
*	HMS Holdings Corp.	1,061,146	21,658
*	ACADIA Pharmaceuticals Inc.	958,367	21,649
*	Puma Biotechnology Inc.	309,849	20,450
*	NuVasive Inc.	564,072	20,064
*	Nektar Therapeutics	1,536,998	19,704
*	Globus Medical Inc.	813,433	19,457
*	Cyberonics Inc.	308,518	19,270
*	HeartWare International Inc.	195,277	17,282
*,^	Exact Sciences Corp.	1,001,976	17,064
*	Neogen Corp.	421,634	17,064
*	Acorda Therapeutics Inc.	504,077	16,992
*	Emeritus Corp.	504,339	15,962
*	Arena Pharmaceuticals Inc.	2,658,781	15,580
	Cantel Medical Corp.	400,363	14,661
*	Masimo Corp.	618,075	14,587
*	Lannett Co. Inc.	279,992	13,893
*	Sarepta Therapeutics Inc.	443,057	13,199
*,^	ARIAD Pharmaceuticals Inc.	2,035,003	12,963
*	ImmunoGen Inc.	1,038,700	12,309
*,^	Auxilium Pharmaceuticals Inc.	608,288	12,202
*	Synageva BioPharma Corp.	114,523	12,002
*	Halozyme Therapeutics Inc.	1,205,626	11,912
	Analogic Corp.	149,777	11,719
	Abaxis Inc.	258,239	11,443
*	Endologix Inc.	737,976	11,225
*,^	ABIOMED Inc.	434,897	10,933
*	Volcano Corp.	620,066	10,919
*,^	Intrexon Corp.	420,956	10,579
	Meridian Bioscience Inc.	503,566	10,394
*	Aegerion Pharmaceuticals Inc.	321,090	10,304
*	ICU Medical Inc.	165,675	10,075
*	Tornier NV	411,440	9,619
*	NxStage Medical Inc.	668,990	9,613
*	IPC The Hospitalist Co. Inc.	207,347	9,169
*	Bio-Reference Labs Inc.	301,938	9,125
*,^	Theravance Biopharma Inc.	272,590	8,690
*,^	Keryx Biopharmaceuticals Inc.	562,828	8,656
*	Ligand Pharmaceuticals Inc.	135,794	8,459

30

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Emergent Biosolutions Inc.	369,528	8,300
*,^	Merrimack Pharmaceuticals Inc.	1,127,592	8,220
*	Luminex Corp.	471,615	8,088
*	Quidel Corp.	352,029	7,783
*	Accuray Inc.	882,651	7,767
	Ensign Group Inc.	242,042	7,523
*	Merit Medical Systems Inc.	494,365	7,465
*,^	Exelixis Inc.	2,120,967	7,190
*	Healthways Inc.	407,743	7,152
*	Momenta Pharmaceuticals Inc.	576,810	6,968
*	Sagent Pharmaceuticals Inc.	250,802	6,486
*	CorVel Corp.	139,350	6,296
*	HealthStream Inc.	254,257	6,178
*,^	VIVUS Inc.	1,104,698	5,877
*	Sequenom Inc.	1,459,074	5,647
*	Spectrum Pharmaceuticals Inc.	684,709	5,567
*	Genomic Health Inc.	173,469	4,753
*	Epizyme Inc.	144,655	4,502
*,^	Dendreon Corp.	1,907,233	4,387
*	Acceleron Pharma Inc.	104,748	3,558
*	Relypsa Inc.	143,435	3,488
*	BioScrip Inc.	409,089	3,412
*	Lexicon Pharmaceuticals Inc.	1,404,505	2,261
*,^	Insys Therapeutics Inc.	63,019	1,968
*	Wright Medical Group Inc. CVR	165,303	246
*	Cubist Pharmaceuticals Inc. Rights Exp. 12/31/2015	123,009	14
			2,240,872
Industrials (17.8%)
*	Kirby Corp.	621,290	72,778
	Acuity Brands Inc.	523,445	72,366
	Waste Connections Inc.	1,426,487	69,256
	Lincoln Electric Holdings Inc.	973,503	68,028
*	Genesee & Wyoming Inc. Class A	630,429	66,195
	Jack Henry & Associates Inc.	1,023,417	60,822
*	Vantiv Inc. Class A	1,768,124	59,444
*	CoStar Group Inc.	365,984	57,888
	Graco Inc.	733,722	57,289
	MSC Industrial Direct Co. Inc. Class A	588,359	56,271
	Manitowoc Co. Inc.	1,636,830	53,786
*	Old Dominion Freight Line Inc.	834,299	53,128
	Nordson Corp.	655,020	52,526
*	Zebra Technologies Corp.	611,141	50,309
*	WEX Inc.	469,036	49,235
	Eagle Materials Inc.	514,870	48,542
*	Hexcel Corp.	1,183,666	48,412
	Valmont Industries Inc.	309,048	46,960
	AO Smith Corp.	937,332	46,473
	FEI Co.	512,020	46,456
*	USG Corp.	1,502,510	45,271
	Air Lease Corp. Class A	1,171,975	45,215
	Toro Co.	673,776	42,852
	Packaging Corp. of America	594,984	42,535
*	Clean Harbors Inc.	625,205	40,169
	Fortune Brands Home & Security Inc.	1,004,922	40,127
	National Instruments Corp.	1,222,026	39,581
*	Cognex Corp.	998,526	38,343
	CLARCOR Inc.	610,225	37,742
	Woodward Inc.	722,255	36,243
	Landstar System Inc.	544,060	34,820
	MAXIMUS Inc.	778,375	33,486
*	HD Supply Holdings Inc.	1,179,445	33,484
	Watsco Inc.	309,614	31,816
*	Genpact Ltd.	1,699,873	29,799
*	IPG Photonics Corp.	409,537	28,176

31

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Corporate Executive Board Co.	409,067	27,907
*	DigitalGlobe Inc.	913,169	25,386
	Lennox International Inc.	267,918	23,997
*	Navistar International Corp.	639,798	23,980
*	Advisory Board Co.	443,035	22,949
*	MasTec Inc.	710,849	21,908
*	Proto Labs Inc.	263,589	21,593
*	Hub Group Inc. Class A	422,875	21,313
*	On Assignment Inc.	591,840	21,052
*	MWI Veterinary Supply Inc.	147,796	20,986
	Mueller Industries Inc.	686,571	20,192
*	Huron Consulting Group Inc.	285,018	20,185
*	EnPro Industries Inc.	275,145	20,130
*	TriMas Corp.	520,042	19,829
	Franklin Electric Co. Inc.	491,410	19,819
*,^	NeuStar Inc. Class A	729,051	18,970
*	WageWorks Inc.	382,426	18,437
	EVERTEC Inc.	760,556	18,436
*	Cardtronics Inc.	538,421	18,349
	Simpson Manufacturing Co. Inc.	503,437	18,305
	Forward Air Corp.	377,619	18,069
	RBC Bearings Inc.	281,400	18,024
*	Veeco Instruments Inc.	460,406	17,155
	Tennant Co.	222,945	17,015
	Heartland Payment Systems Inc.	412,096	16,983
*,^	Universal Display Corp.	506,591	16,262
*	Knowles Corp.	514,554	15,817
*	Measurement Specialties Inc.	183,255	15,773
	HEICO Corp. Class A	388,379	15,768
*	OSI Systems Inc.	229,307	15,306
*	Armstrong World Industries Inc.	265,592	15,253
	HEICO Corp.	287,262	14,920
*	Vistaprint NV	362,522	14,668
*,^	Outerwall Inc.	246,590	14,635
	Raven Industries Inc.	440,937	14,613
*	Rogers Corp.	219,313	14,551
*	ExamWorks Group Inc.	443,062	14,058
^	Sturm Ruger & Co. Inc.	234,727	13,851
	AZZ Inc.	294,076	13,551
*	Swift Transportation Co.	510,757	12,886
*	Louisiana-Pacific Corp.	854,094	12,829
	Primoris Services Corp.	437,633	12,621
^	Lindsay Corp.	147,765	12,482
*	LifeLock Inc.	892,153	12,454
*	Wabash National Corp.	834,124	11,886
*	ExlService Holdings Inc.	389,756	11,478
	Exponent Inc.	150,796	11,176
*	Trex Co. Inc.	386,272	11,132
	Sun Hydraulics Corp.	271,997	11,043
	AAON Inc.	310,246	10,399
*	RPX Corp.	577,512	10,251
*	FARO Technologies Inc.	208,545	10,244
*	Coherent Inc.	150,725	9,974
*	II-VI Inc.	674,710	9,756
*,^	Smith & Wesson Holding Corp.	665,114	9,671
*	Thermon Group Holdings Inc.	367,115	9,663
*	Roadrunner Transportation Systems Inc.	343,642	9,656
*	Team Inc.	235,051	9,642
*	DXP Enterprises Inc.	123,428	9,324
*	XPO Logistics Inc.	317,791	9,095
	Badger Meter Inc.	166,038	8,742
	Quanex Building Products Corp.	454,074	8,114
	Mueller Water Products Inc. Class A	918,556	7,936
	American Railcar Industries Inc.	116,269	7,880

32

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Gorman-Rupp Co.	222,437	7,868
*	GrafTech International Ltd.	698,023	7,301
*	Aerovironment Inc.	220,400	7,009
*	H&E Equipment Services Inc.	191,946	6,975
	Heartland Express Inc.	318,751	6,802
*	Imperva Inc.	254,660	6,667
	Albany International Corp.	173,241	6,576
	Apogee Enterprises Inc.	172,297	6,006
	Acacia Research Corp.	301,810	5,357
*	Bazaarvoice Inc.	651,867	5,143
	Landauer Inc.	120,343	5,054
*	TriNet Group Inc.	209,168	5,035
*	Mistras Group Inc.	196,518	4,819
*	Nortek Inc.	51,815	4,651
*,^	Nuverra Environmental Solutions Inc.	195,896	3,940
*	InnerWorkings Inc.	404,274	3,436
*	M/A-COM Technology Solutions Holdings Inc.	146,925	3,303
	Griffon Corp.	263,611	3,269
*	Ply Gem Holdings Inc.	126,576	1,278
*	Higher One Holdings Inc.	201,277	767
	Electro Scientific Industries Inc.	82,145	559
			2,817,967
Oil & Gas (7.9%)
*	Gulfport Energy Corp.	1,034,056	64,939
	Targa Resources Corp.	461,379	64,395
*	Oasis Petroleum Inc.	1,040,885	58,175
*	Dril-Quip Inc.	469,488	51,287
*	Kodiak Oil & Gas Corp.	3,226,055	46,939
*	Diamondback Energy Inc.	492,200	43,707
*	Rosetta Resources Inc.	743,618	40,787
	SemGroup Corp. Class A	515,778	40,669
*,^	SandRidge Energy Inc.	5,684,911	40,647
*	Atwood Oceanics Inc.	739,148	38,790
	CARBO Ceramics Inc.	237,663	36,629
*	Carrizo Oil & Gas Inc.	495,550	34,322
	Tidewater Inc.	601,933	33,799
*	Athlon Energy Inc.	646,703	30,848
*	Chart Industries Inc.	368,790	30,514
*	Laredo Petroleum Inc.	956,574	29,635
*	PDC Energy Inc.	433,193	27,356
*	Forum Energy Technologies Inc.	733,029	26,704
*,^	SunPower Corp. Class A	632,952	25,938
	Energy XXI Bermuda Ltd.	1,072,261	25,337
	Rowan Cos. plc Class A	753,306	24,053
*	Sanchez Energy Corp.	633,188	23,802
*	NOW Inc.	648,568	23,485
*	Matador Resources Co.	754,185	22,083
*	Bonanza Creek Energy Inc.	366,623	20,967
*,^	Halcon Resources Corp.	2,799,360	20,407
*	Flotek Industries Inc.	621,772	19,996
*	Rice Energy Inc.	620,744	18,902
*	Magnum Hunter Resources Corp.	2,286,046	18,746
	RPC Inc.	794,611	18,665
*	Hornbeck Offshore Services Inc.	394,875	18,527
*	C&J Energy Services Inc.	536,521	18,124
	Pattern Energy Group Inc. Class A	478,673	15,849
*	Bill Barrett Corp.	571,438	15,303
	Comstock Resources Inc.	521,096	15,028
*	GT Advanced Technologies Inc.	784,865	14,598
*	Penn Virginia Corp.	793,931	13,457
	Gulfmark Offshore Inc.	293,473	13,259
*	Goodrich Petroleum Corp.	428,745	11,833
*	Northern Oil and Gas Inc.	703,518	11,460
*	Rex Energy Corp.	589,368	10,438

33

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Approach Resources Inc.	428,847	9,748
*	RSP Permian Inc.	263,211	8,539
*	Geospace Technologies Corp.	151,029	8,319
*,^	Solazyme Inc.	654,565	7,711
*	Resolute Energy Corp.	870,956	7,525
*	Pioneer Energy Services Corp.	380,088	6,667
*	EP Energy Corp. Class A	229,769	5,296
*	PetroQuest Energy Inc.	700,732	5,269
*	Clayton Williams Energy Inc.	36,841	5,061
*,^	Quicksilver Resources Inc.	1,566,187	4,182
*	ION Geophysical Corp.	793,569	3,349
*,^	Midstates Petroleum Co. Inc.	422,619	3,055
*	Jones Energy Inc.	140,666	2,884
*	Vantage Drilling Co.	1,154,821	2,217
*	Eclipse Resources Corp.	67,250	1,690
*	Parsley Energy Inc. Class A	27,564	663
			1,242,574
Technology (16.1%)
*	SunEdison Inc.	2,914,095	65,859
	IAC/InterActiveCorp	935,026	64,732
*	Palo Alto Networks Inc.	746,497	62,594
*	Cadence Design Systems Inc.	3,504,375	61,291
*	athenahealth Inc.	458,047	57,315
	Solera Holdings Inc.	832,758	55,920
*	PTC Inc.	1,435,834	55,710
*	Aspen Technology Inc.	1,114,436	51,710
*	Concur Technologies Inc.	550,730	51,405
*	Atmel Corp.	4,840,745	45,358
*	Ultimate Software Group Inc.	325,984	45,041
*	Fortinet Inc.	1,579,039	39,681
*	Riverbed Technology Inc.	1,846,099	38,085
*	SS&C Technologies Holdings Inc.	853,024	37,721
*	TIBCO Software Inc.	1,773,574	35,773
*	JDS Uniphase Corp.	2,841,098	35,428
*	Tableau Software Inc. Class A	487,001	34,738
*	Tyler Technologies Inc.	379,513	34,615
*	Allscripts Healthcare Solutions Inc.	2,063,915	33,126
*	TriQuint Semiconductor Inc.	2,075,599	32,815
*	Guidewire Software Inc.	788,282	32,052
*	Cavium Inc.	639,672	31,766
*	Manhattan Associates Inc.	917,313	31,583
*,^	Advanced Micro Devices Inc.	7,382,487	30,933
*	MICROS Systems Inc.	452,802	30,745
*	Freescale Semiconductor Ltd.	1,281,875	30,124
*	SolarWinds Inc.	775,648	29,987
	Hittite Microwave Corp.	379,703	29,598
*	ViaSat Inc.	505,249	29,284
*	Dealertrack Technologies Inc.	616,228	27,940
*	EchoStar Corp. Class A	523,692	27,724
*	CommVault Systems Inc.	542,594	26,679
*	Medidata Solutions Inc.	621,978	26,627
*	Integrated Device Technology Inc.	1,716,640	26,539
	Fair Isaac Corp.	414,800	26,448
*	Ciena Corp.	1,214,093	26,297
*	ACI Worldwide Inc.	458,997	25,626
*	Demandware Inc.	369,168	25,609
*	Electronics For Imaging Inc.	563,870	25,487
	Plantronics Inc.	514,958	24,744
*	Qlik Technologies Inc.	1,085,127	24,546
*	International Rectifier Corp.	862,710	24,070
*	Informatica Corp.	664,438	23,687
*	Cornerstone OnDemand Inc.	514,576	23,681
	InterDigital Inc.	489,657	23,406
*	Silicon Laboratories Inc.	473,310	23,310

34

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Entegris Inc.	1,684,545	23,154
*	Finisar Corp.	1,171,338	23,134
*	Sapient Corp.	1,372,696	22,306
*	Aruba Networks Inc.	1,250,375	21,907
*	Semtech Corp.	814,322	21,295
	Power Integrations Inc.	349,737	20,124
	Blackbaud Inc.	558,731	19,969
*,^	InvenSense Inc.	853,956	19,376
	Monolithic Power Systems Inc.	444,022	18,804
*	NetScout Systems Inc.	422,430	18,731
*	Rambus Inc.	1,307,949	18,704
*	EPAM Systems Inc.	426,492	18,659
*	Envestnet Inc.	371,124	18,155
	Cogent Communications Holdings Inc.	508,717	17,576
*	Web.com Group Inc.	595,333	17,187
*,^	Ubiquiti Networks Inc.	373,189	16,864
	Advent Software Inc.	498,312	16,230
*	MedAssets Inc.	701,223	16,016
*	MicroStrategy Inc. Class A	109,742	15,432
*	Syntel Inc.	176,882	15,205
*	Bottomline Technologies de Inc.	477,049	14,273
*	iGATE Corp.	391,446	14,245
*	Shutterstock Inc.	170,366	14,137
*	FleetMatics Group plc	429,392	13,887
*	Synchronoss Technologies Inc.	373,686	13,064
*	LogMeIn Inc.	279,163	13,015
*	Infinera Corp.	1,408,503	12,958
*	RealPage Inc.	572,104	12,861
	Tessera Technologies Inc.	582,362	12,859
	Monotype Imaging Holdings Inc.	454,441	12,802
	Mentor Graphics Corp.	585,317	12,625
*	Fusion-io Inc.	1,111,078	12,555
*	Diodes Inc.	425,722	12,329
*,^	Gogo Inc.	617,600	12,080
*	Veeva Systems Inc. Class A	470,561	11,976
*	Lattice Semiconductor Corp.	1,424,546	11,752
*	Interactive Intelligence Group Inc.	203,706	11,434
	NIC Inc.	710,471	11,261
*	Super Micro Computer Inc.	414,233	10,468
*	Applied Micro Circuits Corp.	944,705	10,212
	MKS Instruments Inc.	323,648	10,111
*	Ellie Mae Inc.	323,422	10,068
*	Sonus Networks Inc.	2,699,165	9,690
*	ICG Group Inc.	453,720	9,474
*	Ruckus Wireless Inc.	794,698	9,465
*	BroadSoft Inc.	345,942	9,129
*	Ixia	783,516	8,956
*	Blucora Inc.	472,469	8,915
*,^	VirnetX Holding Corp.	498,802	8,784
	Pegasystems Inc.	415,245	8,770
*	Marketo Inc.	294,265	8,557
	Computer Programs & Systems Inc.	128,360	8,164
*	Infoblox Inc.	593,992	7,811
*	Ultratech Inc.	322,818	7,160
*	Proofpoint Inc.	190,366	7,131
*	Comverse Inc.	257,645	6,874
*	Tangoe Inc.	445,280	6,706
*	ChannelAdvisor Corp.	253,017	6,670
*	Cray Inc.	241,811	6,432
*	LivePerson Inc.	590,699	5,996
*	Cvent Inc.	205,360	5,974
*,^	Rocket Fuel Inc.	191,541	5,955
*	RingCentral Inc. Class A	342,954	5,189
*	Loral Space & Communications Inc.	71,332	5,185

35

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

					Market
					Value
				Shares	($000)
	Forrester Research Inc.			136,594	5,174
*,^	Textura Corp.			217,418	5,140
*	Silicon Image Inc.			978,273	4,930
*,^	Gigamon Inc.			253,161	4,845
*	Advanced Energy Industries Inc.			236,110	4,545
	Quality Systems Inc.			273,113	4,383
*	Inphi Corp.			291,528	4,280
*	Silicon Graphics International Corp.			430,614	4,142
	Brooks Automation Inc.			383,704	4,132
*	Jive Software Inc.			468,695	3,989
*	CEVA Inc.			253,970	3,751
*	Entropic Communications Inc.			1,084,568	3,612
*,^	Millennial Media Inc.			712,201	3,554
*	Vocera Communications Inc.			264,400	3,490
*	Quantum Corp.			2,637,884	3,218
*,^	Endurance International Group Holdings Inc.			195,472	2,989
^	Ebix Inc.			203,458	2,911
*,^	Barracuda Networks Inc.			84,630	2,625
*	Castlight Health Inc. Class B			147,040	2,235
*	Calix Inc.			233,609	1,911
*	OPOWER Inc.			89,280	1,683
					2,541,735
Telecommunications (0.6%)
*	tw telecom inc Class A			1,669,503	67,298
*,^	Globalstar Inc.			4,831,209	20,533
*	Cincinnati Bell Inc.			2,530,617	9,945
*	Intelsat SA			133,446	2,514
					100,290
Utilities (0.6%)
	ITC Holdings Corp.			1,909,597	69,662
*	Dynegy Inc. Class A			577,028	20,081
	Ormat Technologies Inc.			113,827	3,282
^	Atlantic Power Corp.			755,941	3,099
					96,124
Total Common Stocks (Cost $11,587,974)					15,795,955

		Coupon
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
2,3	Vanguard Market Liquidity Fund	0.111%		259,731,887	259,732

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Fannie Mae Discount Notes	0.060%	9/3/14	3,000	2,999
4,5	Fannie Mae Discount Notes	0.080%	10/6/14	5,000	4,998
4,5	Fannie Mae Discount Notes	0.075%	10/15/14	400	400
5,6	Federal Home Loan Bank Discount Notes	0.065%	8/29/14	1,500	1,500
					9,897
Total Temporary Cash Investments (Cost $269,630)					269,629
Total Investments (101.6%) (Cost $11,857,604)					16,065,584
Other Assets and Liabilities—Net (-1.6%)[3]					(246,586)
Net Assets (100%)					15,818,998
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $221,147,000.

36

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
June 30, 2014

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $232,466,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,500,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

37

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (5.5%)
	RPM International Inc.	1,209,364	55,848
	Rockwood Holdings Inc.	658,508	50,040
	Allegheny Technologies Inc.	936,183	42,222
	PolyOne Corp.	854,155	35,994
	Steel Dynamics Inc.	1,925,978	34,571
^	United States Steel Corp.	1,313,281	34,198
	Cabot Corp.	526,765	30,547
	Axiall Corp.	634,636	29,999
	Compass Minerals International Inc.	304,348	29,138
	Sensient Technologies Corp.	448,916	25,014
	Domtar Corp.	582,302	24,952
*	Chemtura Corp.	871,976	22,785
	HB Fuller Co.	454,589	21,866
^	Cliffs Natural Resources Inc.	1,390,366	20,925
	Minerals Technologies Inc.	313,024	20,528
	Worthington Industries Inc.	472,399	20,332
	Olin Corp.	717,072	19,304
	Commercial Metals Co.	1,068,680	18,499
	Cytec Industries Inc.	162,593	17,141
	Tronox Ltd. Class A	539,583	14,515
*	SunCoke Energy Inc.	601,947	12,942
	Innophos Holdings Inc.	199,276	11,472
	Kaiser Aluminum Corp.	155,596	11,338
*	Clearwater Paper Corp.	175,930	10,858
	PH Glatfelter Co.	391,327	10,382
*	Cloud Peak Energy Inc.	553,430	10,194
*	Resolute Forest Products Inc.	601,601	10,095
	A Schulman Inc.	252,076	9,755
	OM Group Inc.	291,796	9,463
^,*	AK Steel Holding Corp.	1,180,361	9,396
	Stepan Co.	172,777	9,133
	Innospec Inc.	210,553	9,090
	Quaker Chemical Corp.	113,866	8,744
*	Alpha Natural Resources Inc.	2,012,599	7,467
*	LSB Industries Inc.	174,207	7,259
	Arch Coal Inc.	1,923,939	7,022
*	Century Aluminum Co.	444,113	6,964
	Koppers Holdings Inc.	176,100	6,736
*	Kraton Performance Polymers Inc.	298,059	6,674
	Tredegar Corp.	234,648	5,493
	Hecla Mining Co.	1,554,850	5,364
*	Ferro Corp.	393,862	4,947
*	Intrepid Potash Inc.	258,676	4,335
	Kronos Worldwide Inc.	209,987	3,291
	FutureFuel Corp.	196,389	3,258
^	Walter Energy Inc.	596,582	3,251
	NL Industries Inc.	65,921	612
*	Platform Specialty Products Corp.	230	6
			773,959
Consumer Goods (7.1%)
	Hillshire Brands Co.	1,113,493	69,371
	Snap-on Inc.	528,604	62,650
	Goodyear Tire & Rubber Co.	2,255,051	62,645
	Ingredion Inc.	676,922	50,796
	Hanesbrands Inc.	451,886	44,484
	Leggett & Platt Inc.	1,258,523	43,142
*	Visteon Corp.	439,433	42,629
*	Tenneco Inc.	552,547	36,302
	Dana Holding Corp.	1,422,772	34,744
	Tupperware Brands Corp.	412,102	34,493
*	TreeHouse Foods Inc.	317,132	25,393

38

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Scotts Miracle-Gro Co. Class A	417,090	23,716
	Thor Industries Inc.	411,301	23,391
*	Take-Two Interactive Software Inc.	853,399	18,980
	Sanderson Farms Inc.	188,451	18,317
*	Iconix Brand Group Inc.	394,915	16,958
*	Skechers U.S.A. Inc. Class A	362,671	16,574
	Spectrum Brands Holdings Inc.	191,534	16,478
	Cooper Tire & Rubber Co.	547,429	16,423
	HNI Corp.	409,426	16,013
	Pinnacle Foods Inc.	479,095	15,762
	Herman Miller Inc.	510,844	15,448
	KB Home	823,347	15,380
*	Helen of Troy Ltd.	246,715	14,958
	Dean Foods Co.	806,291	14,183
*	Pilgrim's Pride Corp.	470,503	12,873
	Andersons Inc.	243,255	12,547
*	Crocs Inc.	794,751	11,945
*	American Axle & Manufacturing Holdings Inc.	618,644	11,686
	Universal Corp.	210,981	11,678
	Schweitzer-Mauduit International Inc.	262,845	11,476
	Steelcase Inc. Class A	741,410	11,218
	La-Z-Boy Inc.	475,445	11,016
	Fresh Del Monte Produce Inc.	353,963	10,849
	Columbia Sportswear Co.	126,730	10,474
	Cal-Maine Foods Inc.	128,304	9,536
	Briggs & Stratton Corp.	402,293	8,231
*	Cooper-Standard Holding Inc.	123,293	8,157
^,*	Seaboard Corp.	2,688	8,118
	Knoll Inc.	416,928	7,225
*	Eastman Kodak Co.	284,257	6,956
	Titan International Inc.	412,828	6,944
*	Modine Manufacturing Co.	431,862	6,797
	Movado Group Inc.	161,254	6,719
*	ACCO Brands Corp.	1,034,046	6,628
	Ethan Allen Interiors Inc.	235,886	5,836
*	Hovnanian Enterprises Inc. Class A	1,068,435	5,502
*	Federal-Mogul Holdings Corp.	271,901	5,501
	Tootsie Roll Industries Inc.	171,563	5,051
*	Elizabeth Arden Inc.	229,683	4,920
	Inter Parfums Inc.	154,132	4,555
	Superior Industries International Inc.	209,018	4,310
*	Quiksilver Inc.	1,161,706	4,159
*	Chiquita Brands International Inc.	382,627	4,151
	National Presto Industries Inc.	46,860	3,413
*	Taylor Morrison Home Corp. Class A	148,827	3,337
*	Central Garden and Pet Co. Class A	297,648	2,738
*	Revlon Inc. Class A	47,411	1,446
*	Central Garden and Pet Co.	77,441	705
*	Post Holdings Inc.	142	7
*	Diamond Foods Inc.	73	2
*	Vince Holding Corp.	38	1
			995,937
Consumer Services (13.1%)
	Foot Locker Inc.	1,323,455	67,126
	Gannett Co. Inc.	2,058,489	64,451
*	Rite Aid Corp.	8,853,620	63,480
	Omnicare Inc.	898,751	59,830
	Alaska Air Group Inc.	623,658	59,279
*	Avis Budget Group Inc.	956,590	57,099
	GameStop Corp. Class A	1,040,101	42,093
	KAR Auction Services Inc.	1,268,845	40,438
	Service Corp. International	1,841,141	38,148
	Dun & Bradstreet Corp.	335,920	37,018
	International Game Technology	2,241,781	35,667

39

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Cinemark Holdings Inc.	942,506	33,327
	Cablevision Systems Corp. Class A	1,866,397	32,942
	Brinker International Inc.	589,533	28,681
	Abercrombie & Fitch Co.	660,515	28,567
	Graham Holdings Co. Class B	39,616	28,449
*	Apollo Education Group Inc.	854,920	26,716
*	VCA Inc.	721,243	25,308
	Dillard's Inc. Class A	213,438	24,889
*	Office Depot Inc.	4,368,029	24,854
*	JetBlue Airways Corp.	2,289,655	24,843
	John Wiley & Sons Inc. Class A	406,700	24,642
	Casey's General Stores Inc.	349,256	24,549
*	Starz	811,033	24,161
*	Big Lots Inc.	527,808	24,121
	Men's Wearhouse Inc.	413,635	23,081
*	Time Inc.	950,691	23,026
^,*	JC Penney Co. Inc.	2,489,672	22,532
^	Sinclair Broadcast Group Inc. Class A	647,697	22,507
	CST Brands Inc.	652,002	22,494
	Aaron's Inc.	622,871	22,199
	Jack in the Box Inc.	363,456	21,749
	Cracker Barrel Old Country Store Inc.	216,278	21,535
	Wendy's Co.	2,496,848	21,298
*	Murphy USA Inc.	403,128	19,709
	DeVry Education Group Inc.	461,054	19,521
*	Dolby Laboratories Inc. Class A	450,753	19,473
*	Asbury Automotive Group Inc.	278,310	19,131
	Lithia Motors Inc. Class A	203,152	19,110
	New York Times Co. Class A	1,220,635	18,566
	Penske Automotive Group Inc.	369,900	18,310
	Hillenbrand Inc.	541,558	17,666
	SeaWorld Entertainment Inc.	612,673	17,357
	American Eagle Outfitters Inc.	1,499,804	16,828
	Group 1 Automotive Inc.	197,848	16,681
*	Houghton Mifflin Harcourt Co.	870,019	16,670
	Meredith Corp.	334,810	16,191
*	SUPERVALU Inc.	1,891,393	15,547
	AMERCO	53,394	15,525
	Regal Entertainment Group Class A	721,530	15,224
*	Acxiom Corp.	698,619	15,153
*	Beacon Roofing Supply Inc.	447,683	14,827
*	Conversant Inc.	577,938	14,680
	Guess? Inc.	541,810	14,629
^	Chemed Corp.	151,243	14,174
	Rent-A-Center Inc.	455,435	13,062
*	Susser Holdings Corp.	157,272	12,695
	Choice Hotels International Inc.	265,295	12,498
*	Express Inc.	726,996	12,381
	DineEquity Inc.	147,868	11,754
^	Buckle Inc.	263,651	11,696
	Brown Shoe Co. Inc.	376,801	10,780
	Bob Evans Farms Inc.	213,040	10,663
	Matthews International Corp. Class A	236,095	9,814
^,*	Caesars Entertainment Corp.	524,122	9,476
	Children's Place Inc.	188,440	9,352
*	Rush Enterprises Inc. Class A	267,279	9,267
	National CineMedia Inc.	525,275	9,198
*	Barnes & Noble Inc.	380,172	8,664
*	Boyd Gaming Corp.	689,398	8,362
	Sonic Automotive Inc. Class A	313,244	8,357
	International Speedway Corp. Class A	241,225	8,028
	Scholastic Corp.	235,250	8,020
*	Penn National Gaming Inc.	643,084	7,807
*	Lands' End Inc.	217,605	7,307

40

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Cato Corp. Class A	226,216	6,990
*	Pinnacle Entertainment Inc.	256,514	6,459
	Regis Corp.	410,855	5,785
*	Biglari Holdings Inc.	13,244	5,602
	Capella Education Co.	100,336	5,457
*	FTD Cos. Inc.	171,558	5,454
	SkyWest Inc.	439,923	5,376
^,*	Media General Inc.	258,462	5,306
*	Pep Boys-Manny Moe & Jack	458,346	5,253
*	Steiner Leisure Ltd.	119,861	5,189
^	Weight Watchers International Inc.	256,716	5,178
*	Sonic Corp.	234,100	5,169
	Stage Stores Inc.	273,694	5,115
*	Strayer Education Inc.	93,295	4,899
	Fred's Inc. Class A	317,304	4,852
	Weis Markets Inc.	97,473	4,457
*	La Quinta Holdings Inc.	205,607	3,935
*	New Media Investment Group Inc.	272,079	3,839
*	Ruby Tuesday Inc.	501,114	3,803
*	Sabre Corp.	179,753	3,604
^,*	ITT Educational Services Inc.	211,708	3,533
	Harte-Hanks Inc.	483,593	3,477
	Clear Channel Outdoor Holdings Inc. Class A	381,591	3,121
	ClubCorp Holdings Inc.	131,358	2,435
^,*	Aeropostale Inc.	641,416	2,239
*	Sears Hometown and Outlet Stores Inc.	103,095	2,213
*	Rush Enterprises Inc. Class B	69,531	2,187
	Speedway Motorsports Inc.	112,478	2,053
*	Bridgepoint Education Inc.	143,952	1,912
*	Liquidity Services Inc.	116,195	1,831
*	RealNetworks Inc.	211,331	1,612
^,*	hhgregg Inc.	103,103	1,049
*	Demand Media Inc.	209,473	1,010
*	QuinStreet Inc.	129,044	711
^,*	RadioShack Corp.	443,986	440
^,*	Education Management Corp.	80,389	136
			1,826,933
Financials (28.0%)
	Arthur J Gallagher & Co.	1,425,894	66,447
	NorthStar Realty Finance Corp.	3,291,478	57,206
	Liberty Property Trust	1,340,550	50,847
	Mid-America Apartment Communities Inc.	680,740	49,728
	Protective Life Corp.	715,694	49,619
	Starwood Property Trust Inc.	2,009,259	47,760
	East West Bancorp Inc.	1,301,463	45,538
	Senior Housing Properties Trust	1,848,982	44,912
	HCC Insurance Holdings Inc.	906,683	44,373
	Apartment Investment & Management Co. Class A	1,326,016	42,791
	Omega Healthcare Investors Inc.	1,143,930	42,165
	National Retail Properties Inc.	1,118,125	41,583
	Hospitality Properties Trust	1,359,044	41,315
	Cullen/Frost Bankers Inc.	497,519	39,513
	Eaton Vance Corp.	1,037,498	39,207
	Prosperity Bancshares Inc.	601,196	37,635
	RenaissanceRe Holdings Ltd.	349,617	37,409
	American Financial Group Inc.	609,187	36,283
	Assured Guaranty Ltd.	1,467,326	35,949
	Umpqua Holdings Corp.	1,969,028	35,285
	Old Republic International Corp.	2,128,148	35,200
	CNO Financial Group Inc.	1,977,305	35,196
	Two Harbors Investment Corp.	3,322,235	34,817
	Corrections Corp. of America	1,056,164	34,695
	Brown & Brown Inc.	1,118,404	34,346
	Highwoods Properties Inc.	817,907	34,311

41

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Commerce Bancshares Inc.	734,351	34,147
	Retail Properties of America Inc.	2,146,998	33,021
	Allied World Assurance Co. Holdings AG	849,731	32,307
	City National Corp.	423,954	32,119
*	Alleghany Corp.	70,972	31,094
*	Forest City Enterprises Inc. Class A	1,558,534	30,968
*	Popular Inc.	892,176	30,495
	Validus Holdings Ltd.	782,827	29,935
	FirstMerit Corp.	1,500,764	29,640
	Columbia Property Trust Inc.	1,134,069	29,497
	BankUnited Inc.	876,452	29,344
	Synovus Financial Corp.	1,198,363	29,216
*	MGIC Investment Corp.	3,072,234	28,387
	American Homes 4 Rent Class A	1,593,986	28,309
	CommonWealth REIT	1,074,914	28,292
	First Niagara Financial Group Inc.	3,226,186	28,197
	CBL & Associates Properties Inc.	1,468,063	27,893
*	E*TRADE Financial Corp.	1,309,352	27,837
	MFA Financial Inc.	3,327,553	27,319
	EPR Properties	484,888	27,091
	Aspen Insurance Holdings Ltd.	593,876	26,974
	Federated Investors Inc. Class B	858,489	26,544
	Piedmont Office Realty Trust Inc. Class A	1,400,194	26,520
	Hancock Holding Co.	746,812	26,377
	Associated Banc-Corp	1,447,177	26,165
	Webster Financial Corp.	819,755	25,855
	First American Financial Corp.	921,613	25,612
	First Horizon National Corp.	2,147,209	25,466
	StanCorp Financial Group Inc.	396,888	25,401
	Hanover Insurance Group Inc.	399,957	25,257
	ProAssurance Corp.	538,859	23,925
	Primerica Inc.	495,818	23,725
	Bank of Hawaii Corp.	403,262	23,667
	Geo Group Inc.	658,867	23,541
	UMB Financial Corp.	371,161	23,528
	DiamondRock Hospitality Co.	1,775,946	22,768
*	Liberty Ventures Class A	305,388	22,538
	TCF Financial Corp.	1,361,095	22,281
	Brandywine Realty Trust	1,425,297	22,235
	White Mountains Insurance Group Ltd.	36,428	22,164
	Corporate Office Properties Trust	795,072	22,111
	Assurant Inc.	325,154	21,314
	Cousins Properties Inc.	1,710,798	21,299
	Fulton Financial Corp.	1,715,086	21,250
	American National Insurance Co.	183,213	20,923
	Washington Federal Inc.	919,673	20,628
	Bank of the Ozarks Inc.	614,603	20,558
	Endurance Specialty Holdings Ltd.	385,161	19,870
	PrivateBancorp Inc.	673,056	19,559
	Wintrust Financial Corp.	422,493	19,435
	Invesco Mortgage Capital Inc.	1,117,176	19,394
	Iberiabank Corp.	280,293	19,393
	FNB Corp.	1,510,500	19,365
	Spirit Realty Capital Inc.	1,704,194	19,360
	BancorpSouth Inc.	784,465	19,274
	Symetra Financial Corp.	841,594	19,138
	PacWest Bancorp	439,775	18,985
	United Bankshares Inc.	564,252	18,242
	Glacier Bancorp Inc.	642,106	18,223
	Susquehanna Bancshares Inc.	1,702,853	17,982
	EverBank Financial Corp.	891,937	17,981
*	Harbinger Group Inc.	1,413,240	17,948
	First Industrial Realty Trust Inc.	949,590	17,890
	Hatteras Financial Corp.	876,006	17,354

42

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	EastGroup Properties Inc.	269,927	17,337
	First Financial Bankshares Inc.	552,226	17,323
	Janus Capital Group Inc.	1,380,145	17,224
	Valley National Bancorp	1,728,520	17,130
*	American Realty Capital Healthcare Trust Inc.	1,536,702	16,735
	Cathay General Bancorp	650,380	16,624
^,*	New York REIT Inc.	1,472,002	16,280
	RLI Corp.	351,241	16,080
	National Health Investors Inc.	255,056	15,956
	SLM Corp.	1,918,543	15,943
	Platinum Underwriters Holdings Ltd.	244,516	15,857
	Erie Indemnity Co. Class A	210,358	15,832
	American Equity Investment Life Holding Co.	641,134	15,772
	Mack-Cali Realty Corp.	724,299	15,558
	New Residential Investment Corp.	2,431,631	15,319
	Newcastle Investment Corp.	3,190,673	15,283
	Potlatch Corp.	368,552	15,258
	Chimera Investment Corp.	4,663,828	14,878
*	MBIA Inc.	1,328,837	14,670
	Redwood Trust Inc.	753,239	14,666
	Home Loan Servicing Solutions Ltd.	644,778	14,656
	Acadia Realty Trust	520,927	14,633
	Trustmark Corp.	581,702	14,362
	Capitol Federal Financial Inc.	1,169,499	14,221
	ARMOUR Residential REIT Inc.	3,242,472	14,040
*	Enstar Group Ltd.	92,951	14,011
	PennyMac Mortgage Investment Trust	638,247	14,003
	International Bancshares Corp.	516,873	13,956
	Kemper Corp.	376,788	13,888
	CVB Financial Corp.	865,358	13,872
	Old National Bancorp	960,867	13,721
	CYS Investments Inc.	1,471,454	13,273
	Parkway Properties Inc.	629,714	13,004
	MB Financial Inc.	475,725	12,868
	Empire State Realty Trust Inc.	772,488	12,746
	Community Bank System Inc.	350,952	12,704
*	South State Corp.	208,147	12,697
	Radian Group Inc.	856,625	12,687
	Government Properties Income Trust	496,981	12,618
	Columbia Banking System Inc.	477,769	12,570
	BOK Financial Corp.	188,305	12,541
	LTC Properties Inc.	316,194	12,344
	Argo Group International Holdings Ltd.	237,620	12,145
	Pinnacle Financial Partners Inc.	306,860	12,115
	Selective Insurance Group Inc.	485,035	11,990
	Westamerica Bancorporation	226,982	11,867
	BGC Partners Inc. Class A	1,588,631	11,819
	Mercury General Corp.	249,730	11,747
	Horace Mann Educators Corp.	369,862	11,566
	First Citizens BancShares Inc. Class A	46,779	11,461
^	AmTrust Financial Services Inc.	274,044	11,458
	Montpelier Re Holdings Ltd.	358,216	11,445
	Capstead Mortgage Corp.	869,849	11,439
	National Penn Bancshares Inc.	1,074,958	11,373
	Cash America International Inc.	255,504	11,352
	American Assets Trust Inc.	323,930	11,192
	Pennsylvania REIT	593,175	11,164
*	Ambac Financial Group Inc.	408,521	11,157
	First Midwest Bancorp Inc.	649,554	11,062
	Interactive Brokers Group Inc.	471,693	10,986
*	iStar Financial Inc.	732,446	10,972
	BBCN Bancorp Inc.	686,008	10,942
	Northwest Bancshares Inc.	773,856	10,501
	Astoria Financial Corp.	767,712	10,326

43

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Franklin Street Properties Corp.	819,140	10,305
	Select Income REIT	321,027	9,515
	American Capital Mortgage Investment Corp.	464,784	9,305
	Boston Private Financial Holdings Inc.	690,761	9,284
	NBT Bancorp Inc.	377,174	9,060
	Associated Estates Realty Corp.	497,114	8,958
*	Starwood Waypoint Residential Trust	337,726	8,852
	Ashford Hospitality Trust Inc.	764,030	8,817
*	Greenlight Capital Re Ltd. Class A	267,535	8,813
	First Financial Bancorp	497,585	8,563
	Nelnet Inc. Class A	206,283	8,546
	Chemical Financial Corp.	294,259	8,263
	Inland Real Estate Corp.	771,024	8,196
*	KCG Holdings Inc. Class A	682,681	8,110
	Park National Corp.	104,955	8,103
	Provident Financial Services Inc.	464,347	8,043
	Independent Bank Corp.	206,391	7,921
	Washington REIT	302,716	7,865
	First Commonwealth Financial Corp.	852,482	7,860
	WesBanco Inc.	251,462	7,805
	OFG Bancorp	409,263	7,535
*	Piper Jaffray Cos.	140,526	7,275
*	Navigators Group Inc.	103,704	6,953
	Infinity Property & Casualty Corp.	99,451	6,686
	Banner Corp.	168,509	6,678
	First Potomac Realty Trust	505,837	6,637
	Safety Insurance Group Inc.	126,570	6,503
	S&T Bancorp Inc.	255,800	6,357
	Resource Capital Corp.	1,112,346	6,263
	City Holding Co.	135,182	6,099
	Blackstone Mortgage Trust Inc. Class A	209,434	6,074
	Anworth Mortgage Asset Corp.	1,159,526	5,983
	National General Holdings Corp.	339,164	5,901
	Rouse Properties Inc.	340,151	5,820
	Brookline Bancorp Inc.	607,880	5,696
	Maiden Holdings Ltd.	462,116	5,587
	Oritani Financial Corp.	352,415	5,424
	FXCM Inc. Class A	353,138	5,283
*	Investment Technology Group Inc.	309,861	5,230
*	First BanCorp	948,786	5,161
*	Green Dot Corp. Class A	269,790	5,121
*	Ezcorp Inc. Class A	442,652	5,113
	United Fire Group Inc.	172,647	5,062
	National Western Life Insurance Co. Class A	20,221	5,043
	Berkshire Hills Bancorp Inc.	216,081	5,017
	Saul Centers Inc.	102,668	4,990
*	World Acceptance Corp.	65,347	4,964
	AG Mortgage Investment Trust Inc.	257,172	4,868
	Tompkins Financial Corp.	100,946	4,864
	State Bank Financial Corp.	276,512	4,676
	Central Pacific Financial Corp.	228,029	4,526
	Getty Realty Corp.	226,998	4,331
	Dime Community Bancshares Inc.	267,190	4,219
	FBL Financial Group Inc. Class A	89,309	4,108
	BancFirst Corp.	55,629	3,443
	Ashford Hospitality Prime Inc.	195,507	3,355
*	Beneficial Mutual Bancorp Inc.	241,801	3,279
*	Flagstar Bancorp Inc.	178,239	3,226
	OneBeacon Insurance Group Ltd. Class A	202,638	3,149
	Meadowbrook Insurance Group Inc.	431,239	3,101
	State Auto Financial Corp.	129,546	3,035
*	Forestar Group Inc.	150,297	2,869
	Employers Holdings Inc.	135,003	2,859
*	TESARO Inc.	89,675	2,790

44

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Fidelity & Guaranty Life	105,840	2,534
*	Walker & Dunlop Inc.	163,683	2,310
	GFI Group Inc.	686,735	2,280
*	MoneyGram International Inc.	135,938	2,002
*	Kearny Financial Corp.	119,384	1,807
	Urstadt Biddle Properties Inc. Class A	59,259	1,237
	Urstadt Biddle Properties Inc.	42,332	758
	Gaming and Leisure Properties Inc.	302	10
	DCT Industrial Trust Inc.	1,106	9
*	St. Joe Co.	173	4
*	Altisource Asset Management Corp.	6	4
			3,918,768
Health Care (5.7%)
*	Community Health Systems Inc.	993,832	45,090
*	Covance Inc.	521,069	44,593
^,*	Mallinckrodt plc	530,726	42,469
*	Tenet Healthcare Corp.	886,313	41,604
	Teleflex Inc.	375,437	39,646
*	Alnylam Pharmaceuticals Inc.	514,253	32,485
*	Team Health Holdings Inc.	637,394	31,831
*	WellCare Health Plans Inc.	398,195	29,729
*	Health Net Inc.	691,538	28,727
	STERIS Corp.	536,315	28,682
	HealthSouth Corp.	759,545	27,245
*	Alere Inc.	712,156	26,649
*	LifePoint Hospitals Inc.	383,575	23,820
*	Charles River Laboratories International Inc.	438,917	23,491
*	Bio-Rad Laboratories Inc. Class A	183,078	21,916
	Hill-Rom Holdings Inc.	519,414	21,561
*	InterMune Inc.	448,979	19,822
	Owens & Minor Inc.	572,669	19,459
*	Amsurg Corp.	372,661	16,982
*	Prestige Brands Holdings Inc.	470,322	15,939
*	Magellan Health Inc.	250,152	15,569
*	Wright Medical Group Inc.	453,045	14,226
^	PDL BioPharma Inc.	1,458,094	14,114
*	Celldex Therapeutics Inc.	811,281	13,240
	Select Medical Holdings Corp.	831,662	12,974
	Kindred Healthcare Inc.	550,269	12,711
*	Molina Healthcare Inc.	273,101	12,189
*	Integra LifeSciences Holdings Corp.	221,933	10,444
*	Synageva BioPharma Corp.	97,290	10,196
	CONMED Corp.	222,305	9,815
*	Hanger Inc.	303,950	9,559
*	Clovis Oncology Inc.	200,384	8,298
*	Portola Pharmaceuticals Inc.	243,091	7,093
*	Agios Pharmaceuticals Inc.	154,418	7,075
*	Ophthotech Corp.	151,506	6,410
*	Orthofix International NV	158,718	5,754
^,*	Achillion Pharmaceuticals Inc.	746,748	5,653
*	Infinity Pharmaceuticals Inc.	417,877	5,324
	Invacare Corp.	267,477	4,914
	National Healthcare Corp.	77,277	4,350
*	Gentiva Health Services Inc.	283,742	4,273
*	Amedisys Inc.	237,874	3,982
	Universal American Corp.	470,517	3,919
*	Surgical Care Affiliates Inc.	121,450	3,532
^,*	Synergy Pharmaceuticals Inc.	764,215	3,110
*	BioScrip Inc.	294,550	2,457
*	LHC Group Inc.	113,375	2,423
*	Ultragenyx Pharmaceutical Inc.	40,785	1,831
*	Lexicon Pharmaceuticals Inc.	1,050,862	1,692
*	Rigel Pharmaceuticals Inc.	394,359	1,432

45

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Wright Medical Group Inc. CVR	71,097	106
			800,405
Industrials (20.9%)
	Trinity Industries Inc.	1,406,047	61,472
	IDEX Corp.	731,745	59,081
*	Flextronics International Ltd.	5,313,973	58,826
	Valspar Corp.	682,146	51,973
	Carlisle Cos. Inc.	581,614	50,379
	Allegion plc	876,132	49,659
	Total System Services Inc.	1,541,725	48,426
	PerkinElmer Inc.	1,027,565	48,131
	Global Payments Inc.	651,821	47,485
	Broadridge Financial Solutions Inc.	1,095,199	45,604
	Oshkosh Corp.	770,912	42,809
	Ryder System Inc.	482,714	42,522
	Huntington Ingalls Industries Inc.	445,645	42,154
	Sonoco Products Co.	926,272	40,691
*	Spirit AeroSystems Holdings Inc. Class A	1,195,096	40,275
	ITT Corp.	832,242	40,031
	AptarGroup Inc.	594,036	39,806
	Terex Corp.	951,009	39,086
	Alliant Techsystems Inc.	289,077	38,713
	Bemis Co. Inc.	915,333	37,217
*	WESCO International Inc.	403,367	34,843
*	Graphic Packaging Holding Co.	2,967,277	34,717
	Jabil Circuit Inc.	1,660,414	34,703
	Triumph Group Inc.	473,299	33,046
	Kennametal Inc.	713,028	32,999
	Babcock & Wilcox Co.	1,000,998	32,492
	Packaging Corp. of America	446,128	31,894
	Crane Co.	427,216	31,768
	Belden Inc.	395,660	30,925
	Foster Wheeler AG	904,986	30,833
	RR Donnelley & Sons Co.	1,811,584	30,724
	Regal-Beloit Corp.	389,036	30,563
	World Fuel Services Corp.	620,649	30,555
*	Generac Holdings Inc.	624,665	30,446
*	Esterline Technologies Corp.	261,269	30,077
*	Teledyne Technologies Inc.	306,462	29,779
	EnerSys	425,831	29,293
	Exelis Inc.	1,720,448	29,213
	URS Corp.	625,957	28,700
	GATX Corp.	417,872	27,972
*	AECOM Technology Corp.	855,722	27,554
*	Moog Inc. Class A	370,468	27,003
	Deluxe Corp.	454,253	26,610
	Con-way Inc.	517,841	26,104
*	Owens-Illinois Inc.	749,085	25,948
	EMCOR Group Inc.	580,092	25,832
	Curtiss-Wright Corp.	393,621	25,806
	Anixter International Inc.	251,960	25,214
*	Berry Plastics Group Inc.	904,146	23,327
*	CoreLogic Inc.	750,220	22,777
*	Euronet Worldwide Inc.	439,459	21,200
	Actuant Corp. Class A	612,336	21,168
	Covanta Holding Corp.	1,009,705	20,810
	Silgan Holdings Inc.	403,809	20,522
	Harsco Corp.	732,893	19,517
	Mobile Mini Inc.	402,867	19,293
	Vishay Intertechnology Inc.	1,228,230	19,025
	Littelfuse Inc.	204,364	18,996
*	Texas Industries Inc.	196,513	18,150
	Lennox International Inc.	200,834	17,989
	Convergys Corp.	828,916	17,772

46

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Applied Industrial Technologies Inc.	341,279	17,313
	Barnes Group Inc.	442,772	17,064
	MSA Safety Inc.	288,160	16,563
*	Orbital Sciences Corp.	549,831	16,248
	Tetra Tech Inc.	589,634	16,215
*	Sanmina Corp.	709,917	16,172
	KBR Inc.	668,010	15,932
*	Rexnord Corp.	551,344	15,520
	Watts Water Technologies Inc. Class A	247,383	15,271
*	Masonite International Corp.	265,409	14,932
	United Stationers Inc.	357,644	14,832
	UniFirst Corp.	137,885	14,616
*	FTI Consulting Inc.	370,914	14,028
	Booz Allen Hamilton Holding Corp. Class A	651,222	13,832
	TAL International Group Inc.	308,697	13,694
*	Plexus Corp.	308,024	13,334
*	Korn/Ferry International	451,568	13,263
	Knight Transportation Inc.	550,412	13,083
*	Itron Inc.	321,393	13,032
*	Greenbrier Cos. Inc.	225,497	12,989
	Greif Inc. Class A	232,013	12,659
*	Benchmark Electronics Inc.	489,518	12,473
	Brink's Co.	439,857	12,413
	CIRCOR International Inc.	160,372	12,370
	ABM Industries Inc.	457,741	12,350
	Brady Corp. Class A	411,090	12,279
*	PHH Corp.	521,110	11,975
*	Knowles Corp.	386,104	11,869
	Granite Construction Inc.	319,560	11,498
*	Armstrong World Industries Inc.	198,806	11,417
*	Tutor Perini Corp.	352,708	11,195
*	Greatbatch Inc.	226,005	11,088
*	Meritor Inc.	844,416	11,011
	General Cable Corp.	419,836	10,773
	Kaman Corp.	248,344	10,612
*	Wesco Aircraft Holdings Inc.	528,356	10,546
	Matson Inc.	390,451	10,480
	Werner Enterprises Inc.	393,586	10,434
*	TrueBlue Inc.	375,478	10,352
*	Boise Cascade Co.	357,698	10,244
	Otter Tail Corp.	331,441	10,039
	Aircastle Ltd.	552,102	9,811
	ArcBest Corp.	224,346	9,761
*	Swift Transportation Co.	382,305	9,646
*	Louisiana-Pacific Corp.	641,281	9,632
	AAR Corp.	341,642	9,416
	MTS Systems Corp.	137,600	9,324
	G&K Services Inc. Class A	172,194	8,966
	Standex International Corp.	115,781	8,623
	Altra Industrial Motion Corp.	233,728	8,505
*	Atlas Air Worldwide Holdings Inc.	229,321	8,450
*	UTi Worldwide Inc.	814,290	8,420
	Universal Forest Products Inc.	173,133	8,357
	Encore Wire Corp.	169,389	8,307
	McGrath RentCorp	223,375	8,209
	Cubic Corp.	182,603	8,128
*	Aegion Corp. Class A	345,254	8,034
^	Textainer Group Holdings Ltd.	205,370	7,931
	ESCO Technologies Inc.	228,589	7,918
*	Navigant Consulting Inc.	446,911	7,799
*	Sykes Enterprises Inc.	358,279	7,785
	John Bean Technologies Corp.	250,834	7,773
*	Coherent Inc.	113,308	7,498
	Astec Industries Inc.	166,089	7,288

47

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Materion Corp.	189,572	7,012
	Insperity Inc.	209,015	6,898
	Hyster-Yale Materials Handling Inc.	75,910	6,721
	ManTech International Corp. Class A	217,716	6,427
*	Newport Corp.	343,740	6,359
*	Taminco Corp.	270,847	6,300
*	Rofin-Sinar Technologies Inc.	254,043	6,107
	Mueller Water Products Inc. Class A	686,810	5,934
	Schnitzer Steel Industries Inc.	226,615	5,908
	Kforce Inc.	259,687	5,622
*	GrafTech International Ltd.	522,579	5,466
	Quad/Graphics Inc.	235,548	5,269
*	H&E Equipment Services Inc.	143,625	5,219
*	Monster Worldwide Inc.	783,607	5,125
	Comfort Systems USA Inc.	324,134	5,121
	Heartland Express Inc.	238,585	5,091
	Park Electrochemical Corp.	179,757	5,071
	AVX Corp.	381,079	5,061
*	Checkpoint Systems Inc.	358,799	5,020
	American Science & Engineering Inc.	71,391	4,968
	Albany International Corp.	129,635	4,921
*	TeleTech Holdings Inc.	156,706	4,543
	Resources Connection Inc.	333,669	4,374
	Apogee Enterprises Inc.	125,254	4,366
	Kelly Services Inc. Class A	246,283	4,229
*	TTM Technologies Inc.	490,981	4,026
*	Air Transport Services Group Inc.	470,872	3,941
	Acacia Research Corp.	215,485	3,825
*	CAI International Inc.	161,231	3,549
*	Nortek Inc.	38,789	3,482
	Black Box Corp.	140,987	3,305
*	Dice Holdings Inc.	344,590	2,622
	Griffon Corp.	197,468	2,449
*	Layne Christensen Co.	170,735	2,271
*	Aeroflex Holding Corp.	193,048	2,027
*	Continental Building Products Inc.	119,721	1,844
*	Paylocity Holding Corp.	67,326	1,456
*	Ply Gem Holdings Inc.	92,981	939
*	Multi-Fineline Electronix Inc.	38,217	422
	Electro Scientific Industries Inc.	57,794	394
*	Viasystems Group Inc.	23,075	251
*	United Rentals Inc.	318	33
	Manitowoc Co. Inc.	458	15
*	USG Corp.	422	13
*	EnPro Industries Inc.	72	5
			2,926,091
Oil & Gas (5.1%)
*	Newfield Exploration Co.	1,237,430	54,694
	Superior Energy Services Inc.	1,421,360	51,368
*	First Solar Inc.	681,511	48,428
*	WPX Energy Inc.	1,834,746	43,869
	Patterson-UTI Energy Inc.	1,245,874	43,531
*	Ultra Petroleum Corp.	1,320,374	39,202
*	Unit Corp.	449,953	30,970
*	Oil States International Inc.	481,527	30,861
*	MRC Global Inc.	879,055	24,868
	Bristow Group Inc.	306,821	24,736
	Exterran Holdings Inc.	544,554	24,499
*	Civeo Corp.	963,068	24,106
*	Helix Energy Solutions Group Inc.	862,077	22,681
*	Stone Energy Corp.	477,722	22,353
	PBF Energy Inc. Class A	795,684	21,205
	Western Refining Inc.	470,748	17,677
*	NOW Inc.	486,807	17,627

48

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
^,*	McDermott International Inc.	2,155,974	17,442
*	SEACOR Holdings Inc.	177,843	14,628
	Delek US Holdings Inc.	484,873	13,688
*	Basic Energy Services Inc.	424,328	12,399
^,*	GT Advanced Technologies Inc.	587,589	10,929
*	Key Energy Services Inc.	1,185,251	10,833
^	EXCO Resources Inc.	1,734,544	10,216
*	Newpark Resources Inc.	731,107	9,110
*	TETRA Technologies Inc.	681,666	8,030
^	CVR Energy Inc.	157,990	7,614
*	Parker Drilling Co.	1,046,666	6,824
	Tesco Corp.	290,770	6,205
*	Contango Oil & Gas Co.	140,401	5,940
*	Hercules Offshore Inc.	1,383,142	5,560
	W&T Offshore Inc.	308,415	5,049
*	Pioneer Energy Services Corp.	284,498	4,990
^,*	Swift Energy Co.	377,170	4,896
*	Willbros Group Inc.	362,924	4,482
*	EP Energy Corp. Class A	166,501	3,838
*	Clayton Williams Energy Inc.	27,547	3,784
	Alon USA Energy Inc.	218,730	2,721
*	ION Geophysical Corp.	594,293	2,508
*	Vantage Drilling Co.	839,883	1,613
*	Forest Oil Corp.	539,315	1,230
	Targa Resources Corp.	130	18
			717,222
Other (0.0%)
*	Leap Wireless International Inc CVR	474,686	1,196

Technology (7.6%)
*	NCR Corp.	1,523,883	53,473
	Pitney Bowes Inc.	1,839,117	50,796
*	Ingram Micro Inc.	1,408,520	41,143
*	ARRIS Group Inc.	1,174,233	38,198
*	VeriFone Systems Inc.	1,013,981	37,264
*	ON Semiconductor Corp.	4,002,699	36,585
	Brocade Communications Systems Inc.	3,886,356	35,754
	Teradyne Inc.	1,762,993	34,555
	DST Systems Inc.	324,925	29,948
*	Synaptics Inc.	326,892	29,630
*	AOL Inc.	689,260	27,426
	Lexmark International Inc. Class A	565,110	27,216
	CDW Corp.	848,739	27,058
*	Verint Systems Inc.	535,995	26,291
	Leidos Holdings Inc.	678,565	26,016
*	RF Micro Devices Inc.	2,597,030	24,906
*	Microsemi Corp.	861,897	23,064
*	Tech Data Corp.	347,127	21,702
	Diebold Inc.	527,654	21,196
	j2 Global Inc.	410,093	20,857
*	Rovi Corp.	859,830	20,602
	Compuware Corp.	1,894,132	18,922
*	SYNNEX Corp.	248,441	18,099
*	Fairchild Semiconductor International Inc. Class A	1,133,863	17,688
*	CommScope Holding Co. Inc.	760,664	17,594
	Intersil Corp. Class A	1,168,802	17,474
	Science Applications International Corp.	372,704	16,459
*	Polycom Inc.	1,254,144	15,714
*	CACI International Inc. Class A	213,266	14,973
	Cypress Semiconductor Corp.	1,288,879	14,062
*	Cirrus Logic Inc.	563,370	12,811
*	Spansion Inc. Class A	548,412	11,555
*	NETGEAR Inc.	331,680	11,533

49

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Unisys Corp.	464,202	11,484
*	PMC-Sierra Inc.	1,504,734	11,451
*	Insight Enterprises Inc.	371,819	11,430
*	Progress Software Corp.	466,787	11,222
*	OmniVision Technologies Inc.	509,272	11,194
	ADTRAN Inc.	486,935	10,985
*	Amkor Technology Inc.	967,229	10,814
*	Kulicke & Soffa Industries Inc.	695,808	9,922
*	ScanSource Inc.	259,130	9,868
	Mentor Graphics Corp.	439,659	9,483
*	Cabot Microelectronics Corp.	208,219	9,297
*	Dycom Industries Inc.	293,156	9,179
*	QLogic Corp.	792,870	8,000
	CSG Systems International Inc.	294,501	7,689
	MKS Instruments Inc.	243,315	7,601
	West Corp.	266,210	7,134
*	Harmonic Inc.	855,241	6,380
	Comtech Telecommunications Corp.	138,124	5,156
	Micrel Inc.	409,435	4,618
*	FormFactor Inc.	503,393	4,188
*	Digital River Inc.	266,290	4,109
*	Emulex Corp.	686,476	3,913
*	Loral Space & Communications Inc.	53,393	3,881
*	Intralinks Holdings Inc.	433,897	3,857
	Epiq Systems Inc.	258,655	3,634
*	Advanced Energy Industries Inc.	176,837	3,404
	Quality Systems Inc.	204,531	3,283
*	Mercury Systems Inc.	286,231	3,246
	Brooks Automation Inc.	287,380	3,095
^,*	Benefitfocus Inc.	57,007	2,635
*	Pendrell Corp.	1,346,697	2,370
^,*	Endurance International Group Holdings Inc.	146,377	2,238
^	Ebix Inc.	147,772	2,115
*	Systemax Inc.	116,014	1,667
*	Calix Inc.	170,410	1,394
*	Advanced Micro Devices Inc.	2,105	9
*	EchoStar Corp. Class A	146	8
			1,062,517
Telecommunications (0.4%)
	Telephone & Data Systems Inc.	829,655	21,662
	Consolidated Communications Holdings Inc.	329,748	7,334
*	Vonage Holdings Corp.	1,630,349	6,114
*	Iridium Communications Inc.	666,381	5,638
	Atlantic Tele-Network Inc.	86,510	5,017
*	United States Cellular Corp.	115,861	4,727
	EarthLink Holdings Corp.	927,620	3,451
*	Intelsat SA	96,087	1,810
*	NII Holdings Inc.	558	—
			55,753
Utilities (6.3%)
	AGL Resources Inc.	1,082,384	59,564
	UGI Corp.	1,044,530	52,749
	Atmos Energy Corp.	909,323	48,558
	Westar Energy Inc. Class A	1,169,920	44,679
	Aqua America Inc.	1,607,052	42,137
	Questar Corp.	1,589,599	39,422
	Great Plains Energy Inc.	1,398,032	37,565
	TECO Energy Inc.	1,976,777	36,531
	Cleco Corp.	547,856	32,296
	Vectren Corp.	748,399	31,807
	Piedmont Natural Gas Co. Inc.	709,356	26,537
	IDACORP Inc.	456,514	26,400
	Black Hills Corp.	405,023	24,864
	Portland General Electric Co.	709,532	24,599

50

	Vanguard® Small-Cap Value Index Fund
	Schedule of Investments
	June 30, 2014

					Market
					Value
				Shares	($000)
^	Hawaiian Electric Industries Inc.			920,952	23,319
	Southwest Gas Corp.			422,051	22,280
	New Jersey Resources Corp.			382,467	21,862
	UNS Energy Corp.			359,573	21,722
	PNM Resources Inc.			722,988	21,205
	WGL Holdings Inc.			471,089	20,304
	UIL Holdings Corp.			513,132	19,863
	ALLETE Inc.			384,500	19,744
	NorthWestern Corp.			352,282	18,386
	South Jersey Industries Inc.			299,319	18,082
	ONE Gas Inc.			471,790	17,810
	Laclede Group Inc.			360,278	17,491
	Avista Corp.			518,801	17,390
*	Dynegy Inc. Class A			432,752	15,060
	El Paso Electric Co.			365,960	14,715
	MGE Energy Inc.			314,871	12,441
	American States Water Co.			352,216	11,704
	Northwest Natural Gas Co.			246,531	11,624
	Empire District Electric Co.			392,515	10,080
	California Water Service Group			412,689	9,987
	Ormat Technologies Inc.			82,414	2,376
	Atlantic Power Corp.			546,797	2,242
					877,395
	Total Common Stocks (Cost $10,468,340)				13,956,176

		Coupon
	Temporary Cash Investments (0.8%)[1]
	Money Market Fund (0.8%)
2,3	Vanguard Market Liquidity Fund	0.111%		107,284,288	107,284

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4,5	Freddie Mac Discount Notes	0.077%	10/20/14	3,000	2,999
	Total Temporary Cash Investments (Cost $110,284)				110,283
	Total Investments (100.5%) (Cost $10,578,624)				14,066,459
	Other Assets and Liabilities—Net (-0.5%)[3]				(65,923)
	Net Assets (100%)				14,000,536
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $74,241,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $77,075,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,799,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

51

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA482 082014

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (3.1%)
	Dow Chemical Co.	19,162,296	986,092
	EI du Pont de Nemours & Co.	14,603,358	955,644
	LyondellBasell Industries NV Class A	7,128,453	696,093
	Praxair Inc.	4,665,629	619,782
	Freeport-McMoRan Copper & Gold Inc.	16,530,937	603,379
	Ecolab Inc.	4,304,491	479,262
	PPG Industries Inc.	2,178,854	457,886
	Air Products & Chemicals Inc.	3,370,550	433,520
	International Paper Co.	6,842,125	345,322
	Alcoa Inc.	18,642,629	277,589
	Mosaic Co.	5,135,254	253,938
	Nucor Corp.	5,077,958	250,089
	Newmont Mining Corp.	7,945,344	202,130
	CF Industries Holdings Inc.	829,605	199,545
	Sigma-Aldrich Corp.	1,893,790	192,182
	Eastman Chemical Co.	2,170,717	189,612
	CONSOL Energy Inc.	3,643,619	167,862
	Celanese Corp. Class A	2,489,097	159,999
	FMC Corp.	2,112,484	150,388
	International Flavors & Fragrances Inc.	1,294,135	134,952
	Ashland Inc.	1,236,185	134,423
	Airgas Inc.	1,056,755	115,091
*	WR Grace & Co.	1,160,305	109,684
	RPM International Inc.	2,116,749	97,751
	Huntsman Corp.	3,267,306	91,811
	Albemarle Corp.	1,261,520	90,199
	Rockwood Holdings Inc.	1,165,126	88,538
	Reliance Steel & Aluminum Co.	1,169,961	86,238
	Avery Dennison Corp.	1,521,461	77,975
	Royal Gold Inc.	980,223	74,615
	Allegheny Technologies Inc.	1,630,857	73,552
	Peabody Energy Corp.	4,322,796	70,678
	NewMarket Corp.	165,725	64,982
	PolyOne Corp.	1,513,066	63,761
	Steel Dynamics Inc.	3,372,230	60,532
	Cytec Industries Inc.	573,370	60,445
^	United States Steel Corp.	2,319,477	60,399
*	Platform Specialty Products Corp.	1,967,521	55,150
	Cabot Corp.	940,997	54,568
	Westlake Chemical Corp.	638,411	53,473
	Axiall Corp.	1,112,089	52,568
	Carpenter Technology Corp.	807,241	51,058
	Compass Minerals International Inc.	532,778	51,008
	US Silica Holdings Inc.	846,234	46,915
	Sensient Technologies Corp.	810,878	45,182
	Domtar Corp.	1,015,556	43,517
*	KapStone Paper and Packaging Corp.	1,296,632	42,957
*	Chemtura Corp.	1,536,258	40,142
	HB Fuller Co.	802,519	38,601
^	Cliffs Natural Resources Inc.	2,447,309	36,832
	Worthington Industries Inc.	839,381	36,127
	Minerals Technologies Inc.	550,642	36,111
	Olin Corp.	1,267,493	34,121
*	Polypore International Inc.	713,494	34,055
*	Stillwater Mining Co.	1,899,149	33,330
	Commercial Metals Co.	1,870,379	32,376
	Balchem Corp.	485,436	26,000
	Tronox Ltd. Class A	942,452	25,352
*	SunCoke Energy Inc.	1,049,230	22,558
	Kaiser Aluminum Corp.	302,707	22,058
	Globe Specialty Metals Inc.	1,005,463	20,893

1

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Innophos Holdings Inc.	355,777	20,482
*	Clearwater Paper Corp.	322,455	19,902
*	Calgon Carbon Corp.	849,804	18,976
	Hecla Mining Co.	5,458,479	18,832
	PH Glatfelter Co.	702,554	18,639
*	Resolute Forest Products Inc.	1,092,117	18,326
*	Cloud Peak Energy Inc.	967,668	17,824
	A Schulman Inc.	442,270	17,116
*	Ferro Corp.	1,352,759	16,991
	OM Group Inc.	507,593	16,461
*,^	AK Steel Holding Corp.	2,040,272	16,241
	Stepan Co.	306,226	16,187
	Innospec Inc.	370,127	15,978
	Quaker Chemical Corp.	200,359	15,386
*	Coeur Mining Inc.	1,659,043	15,230
*,^	Intrepid Potash Inc.	906,973	15,201
*	Horsehead Holding Corp.	797,531	14,563
	Neenah Paper Inc.	265,605	14,117
*,^	Alpha Natural Resources Inc.	3,538,461	13,128
*	RTI International Metals Inc.	490,138	13,033
*	LSB Industries Inc.	303,322	12,639
^	Arch Coal Inc.	3,417,102	12,472
*	Century Aluminum Co.	779,963	12,230
	Koppers Holdings Inc.	308,808	11,812
*	Kraton Performance Polymers Inc.	521,272	11,671
	Haynes International Inc.	199,717	11,302
	Deltic Timber Corp.	181,933	10,992
	Tredegar Corp.	418,704	9,802
*	Cambrex Corp.	458,178	9,484
*	Rentech Inc.	3,436,117	8,900
	Wausau Paper Corp.	759,712	8,220
*	Westmoreland Coal Co.	218,794	7,938
	Aceto Corp.	388,015	7,039
*,^	Molycorp Inc.	2,705,317	6,953
	Kronos Worldwide Inc.	408,113	6,395
*	OMNOVA Solutions Inc.	695,482	6,322
	Zep Inc.	339,174	5,990
*,^	Allied Nevada Gold Corp.	1,545,716	5,812
*	Senomyx Inc.	668,531	5,783
^	Walter Energy Inc.	1,054,664	5,748
	FutureFuel Corp.	344,533	5,716
	American Vanguard Corp.	386,012	5,103
	Hawkins Inc.	136,297	5,062
^	Gold Resource Corp.	745,470	3,772
	Olympic Steel Inc.	140,347	3,474
*	Universal Stainless & Alloy Products Inc.	104,499	3,394
	Chase Corp.	99,106	3,383
	Ampco-Pittsburgh Corp.	123,647	2,836
*,^	Marrone Bio Innovations Inc.	235,244	2,734
	Noranda Aluminum Holding Corp.	721,663	2,547
*	Uranium Energy Corp.	1,458,689	2,276
	KMG Chemicals Inc.	121,060	2,177
*	Handy & Harman Ltd.	71,880	1,924
*,^	Paramount Gold and Silver Corp.	1,898,491	1,823
*	Penford Corp.	139,711	1,792
*	Comstock Mining Inc.	1,012,832	1,691
	Hallador Energy Co.	176,913	1,679
	Synalloy Corp.	99,477	1,633
*,^	Uranerz Energy Corp.	1,036,648	1,534
*,^	Midway Gold Corp.	1,661,576	1,495
*,^	Uni-Pixel Inc.	174,963	1,407
*	General Moly Inc.	1,030,187	1,185
*	Northern Technologies International Corp.	55,404	1,167
	NL Industries Inc.	92,843	862

2

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	Golden Minerals Co.	688,429	792
*,^	Nova Lifestyle Inc.	165,176	771
*	Solitario Exploration & Royalty Corp.	536,555	708
*	US Antimony Corp.	460,739	654
	Friedman Industries Inc.	75,387	637
*,^	Verso Paper Corp.	296,961	624
*	Uranium Resources Inc.	199,935	516
*	Codexis Inc.	324,305	473
	United-Guardian Inc.	13,904	398
*,^	Metabolix Inc.	444,498	387
*	RevettMining Co. Inc.	367,900	381
	Empire Resources Inc.	78,065	323
*	Dynasil Corp. of America	155,873	274
*	Mines Management Inc.	180,173	202
^	USEC Inc.	60,652	184
*	Ikonics Corp.	5,910	149
*	TOR Minerals International Inc.	2,580	26
			10,689,174
Consumer Goods (9.7%)
	Procter & Gamble Co.	43,014,993	3,380,548
	Coca-Cola Co.	62,925,256	2,665,514
	PepsiCo Inc.	24,123,983	2,155,237
	Philip Morris International Inc.	23,773,512	2,004,345
	Altria Group Inc.	31,591,849	1,324,962
	Ford Motor Co.	61,730,388	1,064,232
	Monsanto Co.	8,342,081	1,040,591
	Colgate-Palmolive Co.	14,559,543	992,670
	Mondelez International Inc. Class A	25,559,589	961,296
	NIKE Inc. Class B	11,147,671	864,502
	General Motors Co.	20,417,238	741,146
	Kimberly-Clark Corp.	6,001,043	667,436
	Kraft Foods Group Inc.	9,449,135	566,476
	Johnson Controls Inc.	10,574,828	528,001
	General Mills Inc.	9,761,484	512,868
	Archer-Daniels-Midland Co.	10,418,090	459,542
	Lorillard Inc.	5,773,614	352,017
	VF Corp.	5,479,048	345,180
	Delphi Automotive plc	4,823,993	331,601
	Reynolds American Inc.	5,129,277	309,552
*,^	Tesla Motors Inc.	1,284,317	308,313
	Kellogg Co.	4,570,430	300,277
	Mead Johnson Nutrition Co.	3,208,869	298,970
	Estee Lauder Cos. Inc. Class A	3,725,772	276,676
*	Michael Kors Holdings Ltd.	2,922,514	259,081
	Harley-Davidson Inc.	3,482,017	243,219
	Keurig Green Mountain Inc.	1,943,084	242,128
	BorgWarner Inc.	3,629,658	236,617
	Hershey Co.	2,318,298	225,733
*	Constellation Brands Inc. Class A	2,543,353	224,146
	Stanley Black & Decker Inc.	2,476,284	217,467
	Mattel Inc.	5,405,490	210,652
	Genuine Parts Co.	2,323,299	203,986
	ConAgra Foods Inc.	6,698,216	198,803
	Clorox Co.	2,042,479	186,683
	Dr Pepper Snapple Group Inc.	3,136,160	183,716
	Activision Blizzard Inc.	7,972,433	177,785
	Coca-Cola Enterprises Inc.	3,611,142	172,540
	Whirlpool Corp.	1,235,279	171,976
*	Electronic Arts Inc.	4,755,740	170,588
*	Monster Beverage Corp.	2,389,169	169,703
	Molson Coors Brewing Co. Class B	2,288,033	169,681
	Bunge Ltd.	2,231,185	168,767
	JM Smucker Co.	1,565,315	166,816
	Tyson Foods Inc. Class A	4,426,200	166,160

3

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Under Armour Inc. Class A	2,769,790	164,775
*	TRW Automotive Holdings Corp.	1,766,813	158,165
	Hanesbrands Inc.	1,581,146	155,648
	Ralph Lauren Corp. Class A	966,112	155,245
	Brown-Forman Corp. Class B	1,644,371	154,850
	Church & Dwight Co. Inc.	2,183,325	152,724
	PVH Corp.	1,302,808	151,907
	Coach Inc.	4,365,070	149,242
	Campbell Soup Co.	2,996,605	137,274
	Newell Rubbermaid Inc.	4,421,278	137,015
*	Mohawk Industries Inc.	984,279	136,165
	Polaris Industries Inc.	1,045,311	136,141
	Leucadia National Corp.	5,013,863	131,463
	McCormick & Co. Inc.	1,795,344	128,529
	Hillshire Brands Co.	1,947,769	121,346
	Energizer Holdings Inc.	979,844	119,570
*	Jarden Corp.	1,956,162	116,098
	Harman International Industries Inc.	1,078,740	115,889
*	LKQ Corp.	4,324,307	115,416
	Lear Corp.	1,284,074	114,693
	DR Horton Inc.	4,622,220	113,614
	Goodyear Tire & Rubber Co.	3,942,886	109,533
	Snap-on Inc.	923,969	109,509
	PulteGroup Inc.	5,431,362	109,496
	Lennar Corp. Class A	2,493,697	104,685
	Hormel Foods Corp.	2,104,990	103,881
*	WABCO Holdings Inc.	971,072	103,730
	Avon Products Inc.	6,903,449	100,859
	Hasbro Inc.	1,867,263	99,058
*	Toll Brothers Inc.	2,535,395	93,556
*	WhiteWave Foods Co. Class A	2,755,297	89,189
	Ingredion Inc.	1,185,699	88,975
*	Kate Spade & Co.	2,022,686	77,145
*	NVR Inc.	66,135	76,095
^	Herbalife Ltd.	1,172,051	75,644
*	Middleby Corp.	912,255	75,462
	Leggett & Platt Inc.	2,199,319	75,393
*	Visteon Corp.	768,321	74,535
*	Fossil Group Inc.	683,480	71,437
*	Hain Celestial Group Inc.	752,247	66,754
*,^	Lululemon Athletica Inc.	1,648,951	66,750
	Gentex Corp.	2,206,843	64,197
*	Tenneco Inc.	976,434	64,152
	Brunswick Corp.	1,478,843	62,304
	Flowers Foods Inc.	2,875,680	60,619
	Tupperware Brands Corp.	721,069	60,353
	Dana Holding Corp.	2,467,033	60,245
	Nu Skin Enterprises Inc. Class A	799,027	59,096
*	Tempur Sealy International Inc.	964,552	57,584
	Carter's Inc.	820,936	56,587
*	Darling Ingredients Inc.	2,631,545	54,999
*	Deckers Outdoor Corp.	524,324	45,265
*	TreeHouse Foods Inc.	555,384	44,470
	Scotts Miracle-Gro Co. Class A	760,527	43,244
	Thor Industries Inc.	722,898	41,111
	Wolverine World Wide Inc.	1,531,457	39,910
	Pool Corp.	691,803	39,128
*	Zynga Inc. Class A	11,133,036	35,737
*	Post Holdings Inc.	663,313	33,769
*	Steven Madden Ltd.	969,150	33,242
*	Take-Two Interactive Software Inc.	1,480,973	32,937
	Sanderson Farms Inc.	330,487	32,123
	Lancaster Colony Corp.	328,369	31,248
*	Boston Beer Co. Inc. Class A	139,632	31,211

4

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Iconix Brand Group Inc.	726,839	31,210
	Spectrum Brands Holdings Inc.	342,388	29,456
	Cooper Tire & Rubber Co.	976,561	29,297
	Ryland Group Inc.	732,680	28,897
*	Skechers U.S.A. Inc. Class A	631,278	28,849
	Pinnacle Foods Inc.	853,431	28,078
	KB Home	1,472,836	27,513
	HNI Corp.	696,187	27,228
	Herman Miller Inc.	894,844	27,060
	B&G Foods Inc.	817,547	26,726
*	Helen of Troy Ltd.	439,982	26,676
	Dean Foods Co.	1,427,529	25,110
*	Dorman Products Inc.	498,355	24,579
*	G-III Apparel Group Ltd.	298,600	24,384
*	Meritage Homes Corp.	563,947	23,804
*	Gentherm Inc.	527,358	23,441
*	TiVo Inc.	1,795,448	23,179
	Vector Group Ltd.	1,099,623	22,740
	J&J Snack Foods Corp.	239,441	22,536
*	Pilgrim's Pride Corp.	823,616	22,534
	Snyder's-Lance Inc.	840,646	22,243
	Andersons Inc.	424,422	21,892
*	Crocs Inc.	1,415,172	21,270
	Schweitzer-Mauduit International Inc.	483,237	21,098
*	Standard Pacific Corp.	2,438,661	20,972
	Universal Corp.	371,429	20,559
*	American Axle & Manufacturing Holdings Inc.	1,058,507	19,995
	Coty Inc. Class A	1,150,838	19,714
	Steelcase Inc. Class A	1,298,533	19,647
	Fresh Del Monte Produce Inc.	632,472	19,385
	MDC Holdings Inc.	633,705	19,195
	La-Z-Boy Inc.	823,365	19,077
	Interface Inc. Class A	1,000,773	18,855
	Columbia Sportswear Co.	225,304	18,621
	Drew Industries Inc.	359,459	17,977
	WD-40 Co.	231,625	17,423
*	Select Comfort Corp.	818,176	16,904
*,^	iRobot Corp.	410,208	16,798
	Cal-Maine Foods Inc.	222,932	16,568
	Oxford Industries Inc.	234,556	15,638
*	Tumi Holdings Inc.	756,845	15,235
*,^	Seaboard Corp.	5,044	15,234
	Briggs & Stratton Corp.	698,818	14,298
*	Cooper-Standard Holding Inc.	216,025	14,292
	Standard Motor Products Inc.	312,938	13,979
	Titan International Inc.	795,454	13,380
*	Boulder Brands Inc.	917,508	13,010
	Knoll Inc.	730,651	12,662
*,^	Eastman Kodak Co.	498,310	12,194
*	Modine Manufacturing Co.	764,413	12,032
	Movado Group Inc.	280,940	11,707
*	Universal Electronics Inc.	239,325	11,698
*	ACCO Brands Corp.	1,798,181	11,526
*	Taylor Morrison Home Corp. Class A	512,612	11,493
*	Cavco Industries Inc.	134,354	11,460
*	Tower International Inc.	305,279	11,246
*	Winnebago Industries Inc.	440,094	11,082
*	Blount International Inc.	780,279	11,010
*	Federal-Mogul Holdings Corp.	511,100	10,340
	Ethan Allen Interiors Inc.	414,845	10,263
	Callaway Golf Co.	1,205,950	10,034
*	Vince Holding Corp.	263,143	9,636
	Lennar Corp. Class B	270,198	9,600
*	Diamond Foods Inc.	339,040	9,561

5

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	M/I Homes Inc.	385,264	9,350
	Tootsie Roll Industries Inc.	316,395	9,315
*	Annie's Inc.	268,407	9,078
*	RealD Inc.	698,579	8,914
*	Hovnanian Enterprises Inc. Class A	1,721,499	8,866
*	USANA Health Sciences Inc.	112,825	8,816
*	Libbey Inc.	323,514	8,618
*	Elizabeth Arden Inc.	402,170	8,614
	Inter Parfums Inc.	284,634	8,411
*	Beazer Homes USA Inc.	395,003	8,287
	Superior Industries International Inc.	395,922	8,164
	Arctic Cat Inc.	204,301	8,054
*	William Lyon Homes Class A	260,502	7,930
*	Chiquita Brands International Inc.	696,741	7,560
	Nutrisystem Inc.	429,224	7,344
	Calavo Growers Inc.	213,699	7,229
*	Vera Bradley Inc.	328,941	7,194
*	Unifi Inc.	259,673	7,149
*	Glu Mobile Inc.	1,399,344	6,997
*	Quiksilver Inc.	1,901,713	6,808
*	LeapFrog Enterprises Inc.	911,706	6,701
	National Presto Industries Inc.	85,181	6,205
*	DTS Inc.	333,606	6,142
*	Phibro Animal Health Corp. Class A	279,720	6,140
*	Revlon Inc. Class A	200,468	6,114
*	Medifast Inc.	197,637	6,010
	Remy International Inc.	254,058	5,932
	Coca-Cola Bottling Co. Consolidated	79,768	5,877
*	Motorcar Parts of America Inc.	227,866	5,549
*	LGI Homes Inc.	283,214	5,169
*	Nautilus Inc.	443,126	4,914
*	WCI Communities Inc.	240,311	4,640
*	Omega Protein Corp.	315,597	4,317
*	Stoneridge Inc.	402,731	4,317
*	Sequential Brands Group Inc.	297,968	4,115
*	Black Diamond Inc.	365,663	4,103
*	Central Garden and Pet Co. Class A	440,583	4,053
	John B Sanfilippo & Son Inc.	149,908	3,968
*,^	TRI Pointe Homes Inc.	249,145	3,917
*	Fox Factory Holding Corp.	215,238	3,786
*	Perry Ellis International Inc.	208,575	3,638
*	Nutraceutical International Corp.	147,820	3,527
	Orchids Paper Products Co.	104,347	3,343
	Strattec Security Corp.	51,730	3,336
*	National Beverage Corp.	175,617	3,323
*	GoPro Inc. Class A	81,085	3,288
	Limoneira Co.	145,411	3,195
*	Inventure Foods Inc.	272,619	3,072
*	Seneca Foods Corp. Class A	99,386	3,041
	Flexsteel Industries Inc.	91,057	3,037
*	Alliance One International Inc.	1,201,901	3,005
*	Jamba Inc.	247,238	2,992
	Hooker Furniture Corp.	182,208	2,941
	Oil-Dri Corp. of America	93,252	2,851
	Nature's Sunshine Products Inc.	160,581	2,725
	Weyco Group Inc.	95,177	2,609
*	Dixie Group Inc.	238,274	2,523
	RG Barry Corp.	128,598	2,437
*	Fuel Systems Solutions Inc.	208,187	2,319
*,^	JAKKS Pacific Inc.	297,222	2,301
	Lifetime Brands Inc.	143,306	2,253
	Cherokee Inc.	147,628	2,242
*	New Home Co. Inc.	157,021	2,219
	Escalade Inc.	137,114	2,213

6

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	ZAGG Inc.	402,914	2,188
*	Shiloh Industries Inc.	116,112	2,143
	Female Health Co.	385,737	2,125
*	Central Garden and Pet Co.	225,766	2,054
	Culp Inc.	117,553	2,047
*	Farmer Bros Co.	94,199	2,036
	Bassett Furniture Industries Inc.	153,169	2,016
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	333,498	1,928
*	Malibu Boats Inc. Class A	95,163	1,913
*,^	Lifevantage Corp.	1,313,578	1,892
	Johnson Outdoors Inc. Class A	69,364	1,790
*	Skullcandy Inc.	245,181	1,778
	Alico Inc.	46,638	1,748
*,^	American Apparel Inc.	1,850,025	1,665
	Griffin Land & Nurseries Inc.	53,560	1,580
*	Craft Brew Alliance Inc.	140,908	1,558
*	LoJack Corp.	276,852	1,503
*,^	Rock Creek Pharmaceuticals Inc.	2,416,996	1,426
	Superior Uniform Group Inc.	85,934	1,393
	Marine Products Corp.	166,467	1,382
	Rocky Brands Inc.	95,177	1,354
*	Lifeway Foods Inc.	95,840	1,340
*	Delta Apparel Inc.	93,171	1,334
*	Core Molding Technologies Inc.	94,928	1,234
^	Blyth Inc.	141,026	1,097
*	Primo Water Corp.	228,031	1,088
	LS Starrett Co. Class A	67,388	1,036
	MGP Ingredients Inc.	121,375	966
*	Joe's Jeans Inc.	832,167	882
*	US Auto Parts Network Inc.	209,995	758
	Crown Crafts Inc.	93,679	730
*	S&W Seed Co.	107,757	699
	Rocky Mountain Chocolate Factory Inc.	50,079	661
*	Reed's Inc.	120,519	630
*	Stanley Furniture Co. Inc.	227,672	610
*	RiceBran Technologies	107,401	567
*	Tandy Leather Factory Inc.	61,866	563
*,^	Coffee Holding Co. Inc.	77,752	549
*	Charles & Colvard Ltd.	232,527	512
*	Summer Infant Inc.	163,615	471
*	Castle Brands Inc.	508,060	452
*	Emerson Radio Corp.	183,285	326
*	Mannatech Inc.	26,707	323
*	Skyline Corp.	72,591	298
*	Ceres Inc.	446,757	298
*,^	Clean Diesel Technologies Inc.	103,665	281
*,^	Comstock Holding Cos. Inc. Class A	227,285	270
	Kewaunee Scientific Corp.	13,832	243
	Acme United Corp.	13,123	220
	Reliv International Inc.	134,178	215
*	Lakeland Industries Inc.	26,834	192
*	Tofutti Brands Inc.	34,800	161
*	P&F Industries Inc. Class A	16,709	131
*	Majesco Entertainment Co.	54,353	123
*	Hovnanian Enterprises Inc. Class B	19,300	99
	CCA Industries Inc.	26,873	93
*	DS Healthcare Group Inc.	51,862	90
*	Cyanotech Corp.	19,386	90
*	A-Mark Precious Metals Inc.	6,338	71
*	Willamette Valley Vineyards Inc.	10,817	63
	Compx International Inc.	5,846	61
*	Truett-Hurst Inc.	11,900	61
*	CTI Industries Corp.	11,946	56
*	Natural Alternatives International Inc.	9,550	51

7

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Forward Industries Inc.	41,313	50
*	Crystal Rock Holdings Inc.	60,150	49
	Golden Enterprises Inc.	9,731	42
	Koss Corp.	12,072	38
	Ocean Bio-Chem Inc.	3,442	10
			33,924,085
Consumer Services (12.9%)
	Walt Disney Co.	24,792,686	2,125,725
	Comcast Corp. Class A	36,416,231	1,954,823
	Wal-Mart Stores Inc.	25,668,597	1,926,942
*	Amazon.com Inc.	5,859,436	1,903,028
	Home Depot Inc.	21,753,757	1,761,184
	McDonald's Corp.	15,713,611	1,582,989
	CVS Caremark Corp.	18,607,271	1,402,430
	Twenty-First Century Fox Inc. Class A	29,689,615	1,043,590
	Walgreen Co.	13,672,257	1,013,524
*	Priceline Group Inc.	834,431	1,003,821
	Time Warner Inc.	13,332,747	936,625
*	eBay Inc.	18,158,794	909,029
	Starbucks Corp.	11,384,613	880,941
	Costco Wholesale Corp.	6,976,502	803,414
	Lowe's Cos. Inc.	15,870,872	761,643
	McKesson Corp.	3,668,390	683,091
	Time Warner Cable Inc.	4,430,447	652,605
*	DIRECTV	7,596,611	645,788
	Target Corp.	10,086,558	584,516
	Yum! Brands Inc.	7,022,851	570,256
	TJX Cos. Inc.	10,586,896	562,694
	Viacom Inc. Class B	6,190,530	536,905
	CBS Corp. Class B	8,550,395	531,322
	Delta Air Lines Inc.	13,510,008	523,108
*	American Airlines Group Inc.	11,448,181	491,814
	Las Vegas Sands Corp.	6,435,677	490,527
*	Netflix Inc.	905,448	398,940
	Kroger Co.	7,694,472	380,338
	Cardinal Health Inc.	5,418,611	371,500
	Sysco Corp.	9,314,586	348,831
	Macy's Inc.	5,757,327	334,040
	Southwest Airlines Co.	11,002,581	295,529
*	Chipotle Mexican Grill Inc. Class A	494,100	292,759
	Omnicom Group Inc.	4,109,962	292,712
*	AutoZone Inc.	520,420	279,070
*	Dollar General Corp.	4,829,172	277,001
	Wynn Resorts Ltd.	1,289,698	267,690
	Carnival Corp.	7,074,261	266,346
	Comcast Corp.	4,795,423	255,740
	AmerisourceBergen Corp. Class A	3,411,734	247,897
	Starwood Hotels & Resorts Worldwide Inc.	3,049,782	246,483
*	United Continental Holdings Inc.	5,921,543	243,198
*	O'Reilly Automotive Inc.	1,602,889	241,395
	Nielsen NV	4,825,707	233,612
	L Brands Inc.	3,931,450	230,619
	Whole Foods Market Inc.	5,854,102	226,144
*	Liberty Interactive Corp. Class A	7,378,822	216,642
*	DISH Network Corp. Class A	3,326,543	216,491
	Ross Stores Inc.	3,200,104	211,623
*	Charter Communications Inc. Class A	1,293,364	204,843
*	Liberty Media Corp. Class A	1,493,949	204,193
*	Hertz Global Holdings Inc.	7,130,605	199,871
	Marriott International Inc. Class A	3,034,990	194,543
*	TripAdvisor Inc.	1,750,490	190,208
*	CarMax Inc.	3,505,720	182,333
*	Bed Bath & Beyond Inc.	3,058,865	175,518
	Tiffany & Co.	1,734,366	173,870

8

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Discovery Communications Inc. Class A	2,336,969	173,590
*	Dollar Tree Inc.	3,141,055	171,062
	Gap Inc.	3,903,949	162,287
	Kohl's Corp.	2,984,169	157,206
	Advance Auto Parts Inc.	1,158,819	156,348
*	MGM Resorts International	5,851,239	154,473
	Wyndham Worldwide Corp.	2,029,783	153,695
	Nordstrom Inc.	2,259,658	153,499
*,^	Sirius XM Holdings Inc.	43,355,539	150,010
	H&R Block Inc.	4,362,762	146,240
	Signet Jewelers Ltd.	1,277,036	141,227
*	IHS Inc. Class A	1,031,225	139,906
	Best Buy Co. Inc.	4,425,493	137,235
*	News Corp. Class A	7,458,063	133,798
	Tractor Supply Co.	2,206,903	133,297
	Interpublic Group of Cos. Inc.	6,737,903	131,456
	Safeway Inc.	3,631,579	124,708
	Expedia Inc.	1,573,915	123,962
	Foot Locker Inc.	2,325,435	117,946
	Royal Caribbean Cruises Ltd.	2,110,641	117,352
	Gannett Co. Inc.	3,612,822	113,117
	Staples Inc.	10,308,050	111,739
*	Rite Aid Corp.	15,562,734	111,585
	Omnicare Inc.	1,576,111	104,922
	Scripps Networks Interactive Inc. Class A	1,289,059	104,594
	Alaska Air Group Inc.	1,093,964	103,981
	Williams-Sonoma Inc.	1,422,745	102,125
	Family Dollar Stores Inc.	1,536,015	101,592
*	Avis Budget Group Inc.	1,684,126	100,525
	Darden Restaurants Inc.	2,087,096	96,570
	PetSmart Inc.	1,581,691	94,585
*	Hilton Worldwide Holdings Inc.	3,920,055	91,337
*	Ulta Salon Cosmetics & Fragrance Inc.	971,602	88,814
*	Pandora Media Inc.	2,957,565	87,248
*	Discovery Communications Inc.	1,156,057	83,918
	FactSet Research Systems Inc.	645,926	77,692
	Dunkin' Brands Group Inc.	1,686,473	77,257
	GameStop Corp. Class A	1,831,233	74,110
*	Spirit Airlines Inc.	1,156,749	73,153
	Dick's Sporting Goods Inc.	1,556,037	72,449
*	Yelp Inc. Class A	926,692	71,059
	KAR Auction Services Inc.	2,210,588	70,451
	Lamar Advertising Co. Class A	1,286,594	68,189
*	AutoNation Inc.	1,131,087	67,503
	Service Corp. International	3,227,787	66,880
	Dun & Bradstreet Corp.	596,552	65,740
*	Copart Inc.	1,808,072	65,018
*	Sally Beauty Holdings Inc.	2,585,095	64,834
	Domino's Pizza Inc.	883,242	64,556
*	Panera Bread Co. Class A	417,543	62,560
	International Game Technology	3,913,256	62,260
*	Madison Square Garden Co. Class A	962,544	60,111
	Cinemark Holdings Inc.	1,663,484	58,821
	Cablevision Systems Corp. Class A	3,236,505	57,124
*	AMC Networks Inc. Class A	917,714	56,430
*	Urban Outfitters Inc.	1,654,819	56,032
*	Live Nation Entertainment Inc.	2,223,701	54,903
*,^	SolarCity Corp.	737,931	52,098
	Abercrombie & Fitch Co.	1,165,051	50,388
	Brinker International Inc.	1,034,699	50,338
*	Groupon Inc. Class A	7,569,072	50,107
	Graham Holdings Co. Class B	69,526	49,927
*	Buffalo Wild Wings Inc.	298,931	49,536
	GNC Holdings Inc. Class A	1,439,785	49,097

9

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Restoration Hardware Holdings Inc.	527,629	49,096
	Six Flags Entertainment Corp.	1,149,220	48,899
*	United Natural Foods Inc.	749,134	48,769
*	Apollo Education Group Inc.	1,515,705	47,366
*	Norwegian Cruise Line Holdings Ltd.	1,462,732	46,369
	Burger King Worldwide Inc.	1,696,111	46,168
*	Cabela's Inc.	730,240	45,567
	Vail Resorts Inc.	578,384	44,640
*	VCA Inc.	1,262,999	44,319
	Dillard's Inc. Class A	377,905	44,068
*	JetBlue Airways Corp.	4,034,784	43,777
*	Office Depot Inc.	7,629,047	43,409
*	Sprouts Farmers Market Inc.	1,326,503	43,403
	Casey's General Stores Inc.	615,292	43,249
	John Wiley & Sons Inc. Class A	704,897	42,710
*	Starz	1,423,270	42,399
*	Big Lots Inc.	927,741	42,398
	Sotheby's	1,004,084	42,161
*	Bally Technologies Inc.	624,388	41,035
*	Time Inc.	1,685,717	40,828
	Men's Wearhouse Inc.	717,074	40,013
	Jack in the Box Inc.	665,221	39,807
	Sinclair Broadcast Group Inc. Class A	1,144,577	39,774
	Aaron's Inc.	1,109,571	39,545
*,^	JC Penney Co. Inc.	4,368,735	39,537
*	Hyatt Hotels Corp. Class A	645,243	39,347
	CST Brands Inc.	1,140,426	39,345
	Lions Gate Entertainment Corp.	1,360,012	38,869
	Chico's FAS Inc.	2,282,181	38,706
*	HomeAway Inc.	1,103,082	38,409
	Cracker Barrel Old Country Store Inc.	381,099	37,946
	Wendy's Co.	4,381,827	37,377
	DSW Inc. Class A	1,323,606	36,982
*	Ascena Retail Group Inc.	2,067,252	35,350
*	Murphy USA Inc.	706,732	34,552
	Extended Stay America Inc.	1,490,669	34,524
*	OpenTable Inc.	332,493	34,446
	Cheesecake Factory Inc.	736,568	34,191
	DeVry Education Group Inc.	804,902	34,080
*	Dolby Laboratories Inc. Class A	781,696	33,769
*	Asbury Automotive Group Inc.	488,458	33,577
*	Grand Canyon Education Inc.	725,569	33,354
	Penske Automotive Group Inc.	667,400	33,036
	Lithia Motors Inc. Class A	349,731	32,899
	Rollins Inc.	1,091,776	32,753
	New York Times Co. Class A	2,125,245	32,325
*	Lumber Liquidators Holdings Inc.	413,938	31,439
*	Five Below Inc.	775,217	30,939
	SeaWorld Entertainment Inc.	1,091,346	30,918
	Hillenbrand Inc.	941,434	30,710
	HSN Inc.	514,665	30,489
	American Eagle Outfitters Inc.	2,661,517	29,862
*	Genesco Inc.	363,025	29,815
*	WebMD Health Corp.	614,819	29,696
	Group 1 Automotive Inc.	346,351	29,201
*	Bloomin' Brands Inc.	1,288,153	28,893
*	Life Time Fitness Inc.	591,568	28,833
*	Houghton Mifflin Harcourt Co.	1,465,054	28,070
	Meredith Corp.	579,389	28,019
*	ANN Inc.	681,070	28,019
	AMERCO	93,837	27,284
	Regal Entertainment Group Class A	1,291,158	27,243
*	SUPERVALU Inc.	3,273,545	26,909
*	Acxiom Corp.	1,209,186	26,227

10

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Conversant Inc.	1,017,677	25,849
	Texas Roadhouse Inc. Class A	990,982	25,766
*	Beacon Roofing Supply Inc.	776,913	25,731
	Allegiant Travel Co. Class A	218,386	25,719
*	Marriott Vacations Worldwide Corp.	437,636	25,659
	Guess? Inc.	945,269	25,522
	PriceSmart Inc.	290,808	25,312
^	Chemed Corp.	268,765	25,189
	Monro Muffler Brake Inc.	472,898	25,153
*	Shutterfly Inc.	577,394	24,863
	Morningstar Inc.	335,279	24,076
*	DreamWorks Animation SKG Inc. Class A	1,033,347	24,036
	Nexstar Broadcasting Group Inc. Class A	463,623	23,928
	Aramark	916,454	23,718
	Rent-A-Center Inc.	803,817	23,053
	Finish Line Inc. Class A	770,307	22,909
	Choice Hotels International Inc.	480,111	22,618
	Papa John's International Inc.	529,582	22,449
*	Hibbett Sports Inc.	410,847	22,256
*	Pinnacle Entertainment Inc.	881,133	22,187
*	Caesars Acquisition Co. Class A	1,783,593	22,063
*	Susser Holdings Corp.	271,795	21,939
*	Express Inc.	1,261,563	21,484
	Pier 1 Imports Inc.	1,350,386	20,809
*	Vitamin Shoppe Inc.	482,410	20,753
	Orient-Express Hotels Ltd. Class A	1,419,600	20,641
^	Buckle Inc.	464,635	20,611
*,^	Fresh Market Inc.	611,104	20,454
	DineEquity Inc.	256,498	20,389
*	Rush Enterprises Inc. Class A	584,298	20,258
*,^	Media General Inc.	978,444	20,087
*	Bright Horizons Family Solutions Inc.	462,945	19,879
*	Conn's Inc.	399,372	19,725
	Churchill Downs Inc.	216,913	19,546
	Brown Shoe Co. Inc.	664,000	18,997
*	comScore Inc.	520,779	18,477
*	Sonic Corp.	835,284	18,443
	Bob Evans Farms Inc.	366,573	18,347
*	Bankrate Inc.	1,032,521	18,110
*	Fiesta Restaurant Group Inc.	377,574	17,523
	Children's Place Inc.	340,648	16,906
*,^	Sears Holdings Corp.	419,458	16,762
	Matthews International Corp. Class A	402,493	16,732
*,^	Caesars Entertainment Corp.	919,921	16,632
*	Krispy Kreme Doughnuts Inc.	1,039,136	16,605
	National CineMedia Inc.	936,385	16,396
*	Popeyes Louisiana Kitchen Inc.	373,376	16,320
	Core-Mark Holding Co. Inc.	347,000	15,834
*	Constant Contact Inc.	492,814	15,824
*	Barnes & Noble Inc.	676,042	15,407
*	Cumulus Media Inc. Class A	2,309,945	15,223
*	Burlington Stores Inc.	466,382	14,859
	Sonic Automotive Inc. Class A	553,072	14,756
*	Red Robin Gourmet Burgers Inc.	203,522	14,491
*	Boyd Gaming Corp.	1,181,710	14,334
*	RetailMeNot Inc.	525,728	13,990
*	La Quinta Holdings Inc.	728,588	13,945
	International Speedway Corp. Class A	418,713	13,935
	Scholastic Corp.	408,282	13,918
	MDC Partners Inc. Class A	642,770	13,813
	Cato Corp. Class A	438,542	13,551
*	Penn National Gaming Inc.	1,106,130	13,428
*	Sabre Corp.	666,550	13,364
*	Ascent Capital Group Inc. Class A	201,722	13,316

11

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	BJ's Restaurants Inc.	379,400	13,245
*	Multimedia Games Holding Co. Inc.	444,035	13,161
*	Lands' End Inc.	390,793	13,123
	Interval Leisure Group Inc.	590,566	12,957
*	K12 Inc.	514,754	12,390
*,^	Clean Energy Fuels Corp.	1,055,074	12,365
*	Diamond Resorts International Inc.	529,147	12,313
*	Carmike Cinemas Inc.	346,048	12,157
*	zulily Inc. Class A	288,660	11,821
	SpartanNash Co.	560,071	11,767
*	Tuesday Morning Corp.	653,702	11,649
*,^	Mattress Firm Holding Corp.	235,417	11,241
	Regis Corp.	768,762	10,824
*	Hawaiian Holdings Inc.	775,229	10,628
*	EW Scripps Co. Class A	493,876	10,450
*	Biglari Holdings Inc.	24,608	10,408
*	Zumiez Inc.	359,633	9,922
*	Francesca's Holdings Corp.	663,681	9,783
*	Del Frisco's Restaurant Group Inc.	353,401	9,740
*	Gray Television Inc.	740,489	9,723
	Capella Education Co.	176,245	9,586
^	CBS Outdoor Americas Inc.	292,575	9,561
	SkyWest Inc.	773,778	9,456
*	FTD Cos. Inc.	296,562	9,428
*	Denny's Corp.	1,409,095	9,187
*	Pep Boys-Manny Moe & Jack	800,879	9,178
^	Weight Watchers International Inc.	447,282	9,022
*	Steiner Leisure Ltd.	207,038	8,963
	Weis Markets Inc.	195,076	8,921
*	Scientific Games Corp. Class A	796,522	8,857
*,^	Noodles & Co. Class A	257,188	8,845
	Stage Stores Inc.	471,664	8,815
*	American Public Education Inc.	253,916	8,730
	Fred's Inc. Class A	567,682	8,680
	ClubCorp Holdings Inc.	460,983	8,547
*	Republic Airways Holdings Inc.	786,176	8,522
*	Orbitz Worldwide Inc.	951,811	8,471
*	Strayer Education Inc.	160,868	8,447
*	Chuy's Holdings Inc.	227,885	8,272
*	Angie's List Inc.	687,362	8,207
	AMC Entertainment Holdings Inc.	322,285	8,015
*,^	Container Store Group Inc.	282,928	7,860
*	Stamps.com Inc.	231,834	7,810
	Haverty Furniture Cos. Inc.	293,144	7,367
*,^	Coupons.com Inc.	255,196	6,714
*	Ruby Tuesday Inc.	882,600	6,699
*	Providence Service Corp.	181,112	6,627
	Ruth's Hospitality Group Inc.	525,808	6,494
	Stein Mart Inc.	465,359	6,464
*	Liquidity Services Inc.	404,992	6,383
*	Journal Communications Inc. Class A	712,283	6,318
	Marchex Inc. Class B	521,115	6,264
*,^	Tile Shop Holdings Inc.	405,734	6,204
	Harte-Hanks Inc.	862,749	6,203
*	MarineMax Inc.	366,154	6,129
*,^	ITT Educational Services Inc.	366,933	6,124
	Entravision Communications Corp. Class A	954,700	5,938
*	Chefs' Warehouse Inc.	300,357	5,938
*	Pantry Inc.	359,219	5,819
^	World Wrestling Entertainment Inc. Class A	478,837	5,713
*	Blue Nile Inc.	202,840	5,680
*	News Corp. Class B	322,102	5,621
	Ingles Markets Inc. Class A	213,151	5,617
*	SFX Entertainment Inc.	690,651	5,594

12

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	New Media Investment Group Inc.	394,797	5,571
	Clear Channel Outdoor Holdings Inc. Class A	660,359	5,402
*	SP Plus Corp.	251,677	5,383
	Carriage Services Inc. Class A	304,499	5,216
	Marcus Corp.	282,668	5,159
*	America's Car-Mart Inc.	126,449	5,001
*	Citi Trends Inc.	232,608	4,992
*	McClatchy Co. Class A	882,080	4,896
*	Christopher & Banks Corp.	552,263	4,838
	Shoe Carnival Inc.	232,697	4,805
*	XO Group Inc.	389,321	4,758
*,^	Titan Machinery Inc.	275,558	4,536
	Destination Maternity Corp.	197,133	4,489
*	Bravo Brio Restaurant Group Inc.	284,773	4,445
*	Career Education Corp.	946,900	4,432
*	Sears Hometown and Outlet Stores Inc.	196,545	4,220
^	PetMed Express Inc.	309,844	4,177
*,^	Aeropostale Inc.	1,189,480	4,151
*	Kirkland's Inc.	223,189	4,140
*	Zoe's Kitchen Inc.	118,065	4,059
*	Sizmek Inc.	414,473	3,950
*	Bridgepoint Education Inc.	291,956	3,877
*	Famous Dave's of America Inc.	133,645	3,836
	Big 5 Sporting Goods Corp.	309,761	3,801
*	Potbelly Corp.	235,171	3,753
*	Demand Media Inc.	761,298	3,669
*	Carrols Restaurant Group Inc.	509,585	3,628
	Speedway Motorsports Inc.	195,066	3,560
*	Destination XL Group Inc.	643,786	3,547
*	Entercom Communications Corp. Class A	328,982	3,530
*	Overstock.com Inc.	222,850	3,514
	AH Belo Corp. Class A	295,621	3,503
	Roundy's Inc.	635,407	3,501
	CSS Industries Inc.	131,994	3,481
*	Chegg Inc.	489,773	3,448
*	Lee Enterprises Inc.	760,908	3,386
*	Intrawest Resorts Holdings Inc.	294,079	3,370
*	ValueVision Media Inc. Class A	653,923	3,263
*	Natural Grocers by Vitamin Cottage Inc.	145,537	3,116
*	Daily Journal Corp.	14,695	3,037
	Saga Communications Inc. Class A	70,337	3,005
*	Morgans Hotel Group Co.	377,429	2,993
	Einstein Noah Restaurant Group Inc.	172,695	2,773
*	Build-A-Bear Workshop Inc.	204,595	2,733
*	West Marine Inc.	262,221	2,690
	Schawk Inc. Class A	132,045	2,688
*	Radio One Inc.	538,531	2,655
*	Everyday Health Inc.	142,969	2,642
*	Speed Commerce Inc.	696,144	2,604
	Winmark Corp.	36,999	2,576
*	Sportsman's Warehouse Holdings Inc.	318,419	2,547
*	Isle of Capri Casinos Inc.	297,452	2,546
*,^	Dex Media Inc.	223,903	2,494
*	Kona Grill Inc.	126,769	2,461
*	RealNetworks Inc.	320,582	2,446
*	Travelzoo Inc.	121,772	2,356
^	Bon-Ton Stores Inc.	228,279	2,354
	Town Sports International Holdings Inc.	351,323	2,336
*,^	hhgregg Inc.	229,551	2,335
*	Monarch Casino & Resort Inc.	153,221	2,320
*	JTH Holding Inc. Class A	69,036	2,300
*	Care.com Inc.	181,196	2,294
*	Nathan's Famous Inc.	42,147	2,284
*	QuinStreet Inc.	411,568	2,268

13

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Courier Corp.	151,484	2,260
*	1-800-Flowers.com Inc. Class A	385,356	2,235
*	Martha Stewart Living Omnimedia Inc. Class A	466,586	2,193
*	Rubicon Project Inc.	166,113	2,133
*	Autobytel Inc.	158,130	2,073
*	Reading International Inc. Class A	237,170	2,023
^	Collectors Universe Inc.	102,501	2,008
*,^	Spark Networks Inc.	351,457	1,993
*	Vitacost.com Inc.	316,113	1,979
	Village Super Market Inc. Class A	83,103	1,964
*	TechTarget Inc.	220,166	1,942
*	Gaiam Inc. Class A	252,728	1,941
*,^	Fairway Group Holdings Corp.	290,975	1,935
	Liberator Medical Holdings Inc.	513,040	1,924
*	PCM Inc.	177,713	1,894
*	Century Casinos Inc.	280,304	1,623
	bebe stores inc	529,414	1,615
*	Pacific Sunwear of California Inc.	670,903	1,597
*	Luby's Inc.	269,231	1,583
*	Ignite Restaurant Group Inc.	108,138	1,574
*	MTR Gaming Group Inc.	290,044	1,552
*	Empire Resorts Inc.	215,867	1,546
*	Mandalay Digital Group Inc.	391,281	1,546
*	New York & Co. Inc.	414,760	1,530
*,^	RadioShack Corp.	1,520,085	1,506
*,^	Profire Energy Inc.	300,512	1,355
*	Tilly's Inc. Class A	165,482	1,330
*	Lakes Entertainment Inc.	274,587	1,293
*	Emmis Communications Corp. Class A	429,217	1,283
	Salem Communications Corp. Class A	133,714	1,265
*,^	Wet Seal Inc. Class A	1,379,266	1,255
*	Geeknet Inc.	100,443	1,253
*	Red Lion Hotels Corp.	228,513	1,252
*,^	YuMe Inc.	195,441	1,153
*	Rick's Cabaret International Inc.	108,871	1,112
*,^	ReachLocal Inc.	156,541	1,100
	Frisch's Restaurants Inc.	41,790	986
	TheStreet Inc.	395,735	954
*	Ambassadors Group Inc.	199,965	922
	Trans World Entertainment Corp.	219,546	834
*	PDI Inc.	177,317	777
	Twenty-First Century Fox Inc.	22,470	769
*,^	dELiA*s Inc.	951,199	733
	Wayside Technology Group Inc.	46,894	720
*	Diversified Restaurant Holdings Inc.	147,300	703
	Dover Motorsports Inc.	236,518	684
*	Envivio Inc.	270,799	650
	National American University Holdings Inc.	175,287	540
	Gordmans Stores Inc.	116,460	501
*	Digital Cinema Destinations Corp. Class A	82,900	498
*,^	Education Management Corp.	292,160	494
*	Local Corp.	228,858	475
*	Dover Downs Gaming & Entertainment Inc.	339,612	465
*	CafePress Inc.	88,151	456
*	Perfumania Holdings Inc.	64,655	439
*,^	You On Demand Holdings Inc.	162,581	437
*	Cambium Learning Group Inc.	192,481	420
*,^	Cache Inc.	249,330	401
*,^	Corinthian Colleges Inc.	1,324,375	392
	Beasley Broadcasting Group Inc. Class A	59,000	375
*	RLJ Entertainment Inc.	92,687	354
*	Learning Tree International Inc.	136,659	350
*	Gaming Partners International Corp.	41,577	339
*,^	Pizza Inn Holdings Inc.	51,905	323

14

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Hastings Entertainment Inc.	105,219	310
*	Premier Exhibitions Inc.	363,244	294
*	Insignia Systems Inc.	87,037	284
*	Bacterin International Holdings Inc.	410,401	277
*	Spanish Broadcasting System Inc.	48,500	274
*	ALCO Stores Inc.	33,827	258
^	LiveDeal Inc.	57,400	251
*	Books-A-Million Inc.	105,377	230
*	Full House Resorts Inc.	147,684	208
*	Cosi Inc.	179,823	205
*,^	Body Central Corp.	209,867	186
*	NTN Buzztime Inc.	335,586	178
*	Remark Media Inc.	18,931	168
	Ark Restaurants Corp.	7,542	168
*	Good Times Restaurants Inc.	42,965	162
	Value Line Inc.	9,438	159
*	DGSE Cos. Inc.	61,321	89
*	Dover Saddlery Inc.	13,411	73
	Educational Development Corp.	15,277	60
*	Flanigan's Enterprises Inc.	4,012	59
*	Sport Chalet Inc. Class A	67,872	57
*	PokerTek Inc.	33,219	44
*	Nevada Gold & Casinos Inc.	41,913	42
*	SPAR Group Inc.	19,446	29
*,^	Net Element Inc.	4,905	9
	Haverty Furniture Cos. Inc. Class A	300	8
*	Universal Travel Group	42,843	7
*	Sport Chalet Inc. Class B	2,690	3
			44,826,463
Financials (18.3%)
	Wells Fargo & Co.	83,796,641	4,404,351
*	Berkshire Hathaway Inc. Class B	27,774,077	3,515,087
	JPMorgan Chase & Co.	60,217,228	3,469,717
	Bank of America Corp.	167,338,634	2,571,995
	Citigroup Inc.	45,916,428	2,162,664
	Visa Inc. Class A	7,946,930	1,674,498
	American Express Co.	16,846,163	1,598,195
	American International Group Inc.	23,003,859	1,255,551
	US Bancorp	28,870,732	1,250,680
	MasterCard Inc. Class A	16,096,437	1,182,605
	Goldman Sachs Group Inc.	6,400,372	1,071,678
	Simon Property Group Inc.	4,935,955	820,751
	MetLife Inc.	14,319,818	795,609
	Morgan Stanley	23,489,951	759,430
	PNC Financial Services Group Inc.	8,504,464	757,323
	Capital One Financial Corp.	9,090,010	750,835
	Bank of New York Mellon Corp.	18,109,295	678,736
	Prudential Financial Inc.	7,320,647	649,854
	American Tower Corporation	6,294,239	566,356
	BlackRock Inc.	1,726,331	551,735
	Travelers Cos. Inc.	5,497,803	517,178
	ACE Ltd.	4,822,305	500,073
	Charles Schwab Corp.	17,573,644	473,258
	Discover Financial Services	7,422,401	460,040
	Marsh & McLennan Cos. Inc.	8,727,124	452,240
	Aflac Inc.	7,227,272	449,898
	BB&T Corp.	11,390,092	449,111
	State Street Corp.	6,518,106	438,408
	Aon plc	4,707,793	424,125
	Allstate Corp.	6,869,357	403,369
	Public Storage	2,334,715	400,053
	Crown Castle International Corp.	5,312,632	394,516
	Franklin Resources Inc.	6,496,426	375,753
	Ameriprise Financial Inc.	3,027,045	363,245

15

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Equity Residential	5,755,080	362,570
	CME Group Inc.	5,079,665	360,402
	McGraw Hill Financial Inc.	4,334,319	359,879
	Chubb Corp.	3,869,923	356,691
	Intercontinental Exchange Inc.	1,832,445	346,149
	SunTrust Banks Inc.	8,502,055	340,592
	T. Rowe Price Group Inc.	3,967,262	334,877
	Prologis Inc.	7,954,539	326,852
^	Weyerhaeuser Co.	9,302,597	307,823
	Health Care REIT Inc.	4,846,663	303,740
	HCP Inc.	7,290,605	301,685
	Ventas Inc.	4,692,298	300,776
	Moody's Corp.	3,405,485	298,525
	AvalonBay Communities Inc.	2,045,478	290,847
	Fifth Third Bancorp	13,546,940	289,227
	Boston Properties Inc.	2,434,819	287,747
	Vornado Realty Trust	2,684,801	286,549
	Host Hotels & Resorts Inc.	12,047,338	265,162
	Invesco Ltd.	6,892,693	260,199
	Hartford Financial Services Group Inc.	7,104,802	254,423
	Principal Financial Group Inc.	4,703,121	237,414
	M&T Bank Corp.	1,883,080	233,596
	Regions Financial Corp.	21,964,516	233,263
	Northern Trust Corp.	3,559,890	228,581
	Loews Corp.	4,913,812	216,257
	Lincoln National Corp.	4,198,721	215,982
	Progressive Corp.	8,477,996	215,002
	General Growth Properties Inc.	9,074,099	213,786
	KeyCorp	14,132,923	202,525
	Essex Property Trust Inc.	991,245	183,291
*	Affiliated Managers Group Inc.	878,496	180,443
	American Realty Capital Properties Inc.	14,172,010	177,575
	Annaly Capital Management Inc.	15,105,527	172,656
	SL Green Realty Corp.	1,510,658	165,281
*	Berkshire Hathaway Inc. Class A	863	163,884
	Realty Income Corp.	3,498,300	155,395
	Macerich Co.	2,234,848	149,176
	Western Union Co.	8,591,111	148,970
	Comerica Inc.	2,896,135	145,270
*	CBRE Group Inc. Class A	4,480,291	143,549
	Unum Group	4,122,817	143,309
	Kimco Realty Corp.	6,195,417	142,371
	CIT Group Inc.	3,089,434	141,373
	Equifax Inc.	1,938,830	140,643
	XL Group plc Class A	4,296,817	140,635
*	Markel Corp.	211,613	138,742
*	Genworth Financial Inc. Class A	7,880,428	137,119
	Fidelity National Financial Inc. Class A	4,175,134	136,777
	American Capital Agency Corp.	5,621,381	131,597
	Federal Realty Investment Trust	1,062,119	128,431
	Plum Creek Timber Co. Inc.	2,815,179	126,965
	Huntington Bancshares Inc.	13,307,586	126,954
^	Digital Realty Trust Inc.	2,155,366	125,701
	TD Ameritrade Holding Corp.	3,940,274	123,528
	Navient Corp.	6,759,151	119,705
	Cincinnati Financial Corp.	2,477,111	119,000
*	Arch Capital Group Ltd.	2,027,343	116,451
	First Republic Bank	2,091,987	115,038
	Torchmark Corp.	1,399,096	114,614
	Arthur J Gallagher & Co.	2,458,554	114,569
	UDR Inc.	3,995,614	114,394
*	Alleghany Corp.	252,737	110,729
	Willis Group Holdings plc	2,556,727	110,706
	New York Community Bancorp Inc.	6,672,081	106,620

16

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Lazard Ltd. Class A	2,050,581	105,728
	Raymond James Financial Inc.	2,012,283	102,083
	NorthStar Realty Finance Corp.	5,757,717	100,069
*	Ally Financial Inc.	4,174,968	99,824
*	E*TRADE Financial Corp.	4,585,888	97,496
	WP Carey Inc.	1,482,415	95,468
	Duke Realty Corp.	5,196,381	94,366
	Everest Re Group Ltd.	583,570	93,657
	Extra Space Storage Inc.	1,744,084	92,872
*	SVB Financial Group	792,880	92,466
	Camden Property Trust	1,291,924	91,920
	Jones Lang LaSalle Inc.	704,546	89,048
	Liberty Property Trust	2,340,614	88,780
	Alexandria Real Estate Equities Inc.	1,137,582	88,322
*	Signature Bank	697,424	88,001
*	Realogy Holdings Corp.	2,323,654	87,625
	Protective Life Corp.	1,252,883	86,862
	Mid-America Apartment Communities Inc.	1,188,683	86,833
	Reinsurance Group of America Inc. Class A	1,099,208	86,728
	Legg Mason Inc.	1,685,931	86,505
	Zions Bancorporation	2,934,325	86,475
*	MSCI Inc. Class A	1,858,727	85,223
	DDR Corp.	4,814,373	84,877
*	Howard Hughes Corp.	535,306	84,487
	PartnerRe Ltd.	762,182	83,238
	Starwood Property Trust Inc.	3,470,179	82,486
	Regency Centers Corp.	1,467,801	81,727
	Voya Financial Inc.	2,229,077	81,005
	Kilroy Realty Corp.	1,299,422	80,928
	Waddell & Reed Financial Inc. Class A	1,283,891	80,359
	East West Bancorp Inc.	2,287,900	80,054
	SEI Investments Co.	2,428,753	79,590
*	Liberty Ventures Class A	1,063,135	78,459
	Senior Housing Properties Trust	3,198,538	77,693
	HCC Insurance Holdings Inc.	1,587,268	77,681
	WR Berkley Corp.	1,625,758	75,289
	People's United Financial Inc.	4,912,367	74,521
	Assurant Inc.	1,136,416	74,492
	Apartment Investment & Management Co. Class A	2,308,210	74,486
	Hudson City Bancorp Inc.	7,561,498	74,330
	NASDAQ OMX Group Inc.	1,891,342	73,044
	Omega Healthcare Investors Inc.	1,974,752	72,789
	Hospitality Properties Trust	2,393,318	72,757
	Taubman Centers Inc.	951,014	72,096
	National Retail Properties Inc.	1,931,227	71,822
	Rayonier Inc.	2,010,507	71,474
	Eaton Vance Corp.	1,840,021	69,534
	Cullen/Frost Bankers Inc.	873,395	69,365
	Axis Capital Holdings Ltd.	1,553,989	68,811
	BioMed Realty Trust Inc.	3,141,395	68,577
*	Ocwen Financial Corp.	1,824,313	67,682
	CBOE Holdings Inc.	1,373,452	67,588
	Spirit Realty Capital Inc.	5,945,727	67,543
	American Financial Group Inc.	1,133,523	67,513
	LPL Financial Holdings Inc.	1,347,605	67,030
	PacWest Bancorp	1,534,503	66,245
	RenaissanceRe Holdings Ltd.	612,034	65,488
*	Zillow Inc. Class A	455,755	65,141
	American Campus Communities Inc.	1,683,685	64,384
	Prosperity Bancshares Inc.	1,021,300	63,933
	Assured Guaranty Ltd.	2,587,556	63,395
	CNO Financial Group Inc.	3,510,503	62,487
	Commerce Bancshares Inc.	1,341,865	62,397
	Douglas Emmett Inc.	2,200,832	62,107

17

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Two Harbors Investment Corp.	5,883,154	61,655
	Umpqua Holdings Corp.	3,415,694	61,209
	Old Republic International Corp.	3,700,100	61,200
	Corrections Corp. of America	1,855,829	60,964
	Highwoods Properties Inc.	1,445,339	60,632
	Brown & Brown Inc.	1,949,023	59,855
	Weingarten Realty Investors	1,814,410	59,585
	Home Properties Inc.	918,730	58,762
	LaSalle Hotel Properties	1,649,146	58,198
	Retail Properties of America Inc.	3,772,047	58,014
*	Investors Bancorp Inc.	5,237,703	57,877
	Allied World Assurance Co. Holdings AG	1,508,947	57,370
	RLJ Lodging Trust	1,975,044	57,059
	City National Corp.	750,831	56,883
*	Forest City Enterprises Inc. Class A	2,850,519	56,640
	Equity Lifestyle Properties Inc.	1,281,592	56,595
*	Popular Inc.	1,563,507	53,441
	Validus Holdings Ltd.	1,385,968	52,999
	Chimera Investment Corp.	16,511,591	52,672
	Columbia Property Trust Inc.	1,999,980	52,019
	BankUnited Inc.	1,552,099	51,964
	FirstMerit Corp.	2,630,560	51,954
	Synovus Financial Corp.	2,129,456	51,916
	Tanger Factory Outlet Centers Inc.	1,477,917	51,683
	American Homes 4 Rent Class A	2,803,890	49,797
	CommonWealth REIT	1,885,677	49,631
*	MGIC Investment Corp.	5,350,781	49,441
	First Niagara Financial Group Inc.	5,638,513	49,281
	CBL & Associates Properties Inc.	2,570,923	48,848
	MFA Financial Inc.	5,878,572	48,263
	Hancock Holding Co.	1,363,372	48,154
	Gaming and Leisure Properties Inc.	1,410,827	47,926
	Sunstone Hotel Investors Inc.	3,206,344	47,871
	EPR Properties	853,887	47,707
	Piedmont Office Realty Trust Inc. Class A	2,511,620	47,570
*	Stifel Financial Corp.	1,002,981	47,491
*	Portfolio Recovery Associates Inc.	797,486	47,474
	Aspen Insurance Holdings Ltd.	1,042,152	47,335
	Federated Investors Inc. Class B	1,524,006	47,122
	Associated Banc-Corp	2,595,036	46,918
	Post Properties Inc.	871,626	46,597
*	Washington Prime Group Inc.	2,474,562	46,373
	Healthcare Trust of America Inc. Class A	3,835,970	46,185
	Webster Financial Corp.	1,447,897	45,667
	First American Financial Corp.	1,614,908	44,878
	First Horizon National Corp.	3,774,264	44,763
	Radian Group Inc.	3,010,403	44,584
	StanCorp Financial Group Inc.	696,606	44,583
	Hanover Insurance Group Inc.	694,578	43,863
*	Strategic Hotels & Resorts Inc.	3,652,936	42,776
	Bank of Hawaii Corp.	725,736	42,593
	DCT Industrial Trust Inc.	5,152,627	42,303
	Primerica Inc.	875,923	41,913
	Sovran Self Storage Inc.	542,532	41,911
	ProAssurance Corp.	942,523	41,848
	UMB Financial Corp.	649,804	41,191
	Geo Group Inc.	1,146,305	40,957
	White Mountains Insurance Group Ltd.	66,208	40,284
	DiamondRock Hospitality Co.	3,080,741	39,495
	Healthcare Realty Trust Inc.	1,547,654	39,341
	TCF Financial Corp.	2,396,099	39,224
	Brandywine Realty Trust	2,488,088	38,814
	CubeSmart	2,111,153	38,676
	Corporate Office Properties Trust	1,388,156	38,605

18

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Fulton Financial Corp.	3,068,875	38,023
	Pebblebrook Hotel Trust	1,014,843	37,509
	Cousins Properties Inc.	2,998,586	37,332
	Financial Engines Inc.	819,587	37,111
	American National Insurance Co.	322,162	36,791
	Washington Federal Inc.	1,639,786	36,780
*	Texas Capital Bancshares Inc.	679,334	36,650
	Invesco Mortgage Capital Inc.	2,091,730	36,312
	Medical Properties Trust Inc.	2,717,012	35,973
	Bank of the Ozarks Inc.	1,073,908	35,922
	Endurance Specialty Holdings Ltd.	684,015	35,288
	PrivateBancorp Inc.	1,196,808	34,779
	Symetra Financial Corp.	1,518,073	34,521
	Wintrust Financial Corp.	749,148	34,461
	Colony Financial Inc.	1,477,555	34,309
	BancorpSouth Inc.	1,389,620	34,143
	FNB Corp.	2,657,031	34,063
	Iberiabank Corp.	490,917	33,967
	United Bankshares Inc.	1,018,475	32,927
^	Ryman Hospitality Properties Inc.	679,402	32,713
*	Harbinger Group Inc.	2,573,471	32,683
	Glacier Bancorp Inc.	1,136,807	32,263
^	Lexington Realty Trust	2,929,175	32,250
	Susquehanna Bancshares Inc.	2,965,926	31,320
	MarketAxess Holdings Inc.	576,949	31,190
	First Financial Bankshares Inc.	986,798	30,956
*	Virtus Investment Partners Inc.	146,187	30,955
	First Industrial Realty Trust Inc.	1,642,380	30,942
	EverBank Financial Corp.	1,530,274	30,850
	Sun Communities Inc.	618,496	30,826
	Alexander & Baldwin Inc.	734,564	30,448
	Hatteras Financial Corp.	1,536,331	30,435
	Janus Capital Group Inc.	2,436,015	30,401
	Chambers Street Properties	3,751,007	30,158
	Cathay General Bancorp	1,178,177	30,114
	Valley National Bancorp	3,006,627	29,796
	EastGroup Properties Inc.	461,150	29,620
	Home BancShares Inc.	902,284	29,613
*	American Realty Capital Healthcare Trust Inc.	2,693,726	29,335
	Erie Indemnity Co. Class A	389,119	29,285
	Kennedy-Wilson Holdings Inc.	1,087,806	29,175
*	Western Alliance Bancorp	1,225,792	29,174
*	Altisource Portfolio Solutions SA	250,595	28,713
*,^	New York REIT Inc.	2,594,561	28,696
	Platinum Underwriters Holdings Ltd.	438,646	28,446
	RLI Corp.	617,009	28,247
	National Health Investors Inc.	450,439	28,179
	DuPont Fabros Technology Inc.	1,044,268	28,153
	Washington REIT	1,063,522	27,630
	New Residential Investment Corp.	4,367,428	27,515
	Mack-Cali Realty Corp.	1,261,956	27,107
	Santander Consumer USA Holdings Inc.	1,391,396	27,049
	Potlatch Corp.	648,738	26,858
	Capitol Federal Financial Inc.	2,201,836	26,774
	Brixmor Property Group Inc.	1,164,479	26,725
	Evercore Partners Inc. Class A	460,605	26,549
	Artisan Partners Asset Management Inc. Class A	467,824	26,516
	American Equity Investment Life Holding Co.	1,075,344	26,453
	Newcastle Investment Corp.	5,518,022	26,431
*	Rayonier Advanced Materials Inc.	670,146	25,968
	Kemper Corp.	702,738	25,903
	Home Loan Servicing Solutions Ltd.	1,136,569	25,834
	PS Business Parks Inc.	307,146	25,644
	Redwood Trust Inc.	1,310,815	25,522

19

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Trustmark Corp.	1,031,317	25,463
*	First Cash Financial Services Inc.	439,044	25,285
*	MBIA Inc.	2,283,192	25,206
	PennyMac Mortgage Investment Trust	1,147,036	25,166
	Equity One Inc.	1,065,837	25,143
	ARMOUR Residential REIT Inc.	5,771,568	24,991
	Acadia Realty Trust	884,547	24,847
*	Trulia Inc.	521,705	24,718
	Glimcher Realty Trust	2,277,407	24,664
	BOK Financial Corp.	366,476	24,407
	CVB Financial Corp.	1,521,288	24,386
	Chesapeake Lodging Trust	789,115	23,855
*	Enstar Group Ltd.	156,786	23,632
	MB Financial Inc.	872,891	23,612
	Empire State Realty Trust Inc.	1,426,692	23,540
	Old National Bancorp	1,644,648	23,486
	International Bancshares Corp.	863,537	23,316
	CYS Investments Inc.	2,584,745	23,314
	Education Realty Trust Inc.	2,170,438	23,311
	Parkway Properties Inc.	1,115,482	23,035
*	Hilltop Holdings Inc.	1,074,208	22,838
	Hudson Pacific Properties Inc.	900,230	22,812
*	South State Corp.	373,952	22,811
	Community Bank System Inc.	625,885	22,657
	Altisource Residential Corp.	851,786	22,172
	Retail Opportunity Investments Corp.	1,405,253	22,105
	Government Properties Income Trust	868,200	22,044
	LTC Properties Inc.	561,206	21,909
	Columbia Banking System Inc.	829,076	21,813
	Argo Group International Holdings Ltd.	424,899	21,717
	Mercury General Corp.	458,548	21,570
	First Citizens BancShares Inc. Class A	87,550	21,450
	STAG Industrial Inc.	893,003	21,441
	Montpelier Re Holdings Ltd.	667,810	21,337
	Westamerica Bancorporation	408,083	21,335
	Pinnacle Financial Partners Inc.	538,055	21,242
	Greenhill & Co. Inc.	428,233	21,090
*	WisdomTree Investments Inc.	1,697,296	20,979
	Selective Insurance Group Inc.	847,892	20,960
*	Blackhawk Network Holdings Inc. Class B	779,285	20,924
	Sabra Health Care REIT Inc.	728,106	20,904
*	St. Joe Co.	819,136	20,831
*	iStar Financial Inc.	1,390,515	20,830
	National Penn Bancshares Inc.	1,960,242	20,739
	BGC Partners Inc. Class A	2,782,200	20,700
	Capstead Mortgage Corp.	1,567,018	20,606
	Horace Mann Educators Corp.	649,160	20,299
	Hersha Hospitality Trust Class A	2,994,375	20,092
	First Midwest Bancorp Inc.	1,173,266	19,981
^	AmTrust Financial Services Inc.	476,012	19,902
	Cash America International Inc.	447,780	19,895
	HFF Inc. Class A	528,294	19,647
	Blackstone Mortgage Trust Inc. Class A	676,904	19,630
*	Ambac Financial Group Inc.	714,676	19,518
	BBCN Bancorp Inc.	1,205,273	19,224
	Interactive Brokers Group Inc.	819,248	19,080
	Pennsylvania REIT	1,012,431	19,054
	American Assets Trust Inc.	550,999	19,037
^	NRG Yield Inc. Class A	364,078	18,950
	Union Bankshares Corp.	736,150	18,882
	Northwest Bancshares Inc.	1,382,908	18,766
*	TFS Financial Corp.	1,314,632	18,747
	Franklin Street Properties Corp.	1,473,951	18,542
	FelCor Lodging Trust Inc.	1,741,164	18,300

20

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Select Income REIT	613,897	18,196
	Astoria Financial Corp.	1,334,022	17,943
*	Encore Capital Group Inc.	385,308	17,501
	American Capital Mortgage Investment Corp.	864,734	17,312
	Ramco-Gershenson Properties Trust	1,034,135	17,187
*	Altisource Asset Management Corp.	23,557	17,033
*	Walter Investment Management Corp.	563,505	16,781
	Boston Private Financial Holdings Inc.	1,197,198	16,090
*	Starwood Waypoint Residential Trust	612,762	16,061
	NBT Bancorp Inc.	664,172	15,953
	Investors Real Estate Trust	1,706,887	15,720
	ViewPoint Financial Group Inc.	583,420	15,700
	First Financial Bancorp	910,811	15,675
	Associated Estates Realty Corp.	868,232	15,646
*	Greenlight Capital Re Ltd. Class A	466,539	15,368
	Provident Financial Services Inc.	879,082	15,226
	Ashford Hospitality Trust Inc.	1,316,166	15,189
	Nelnet Inc. Class A	361,146	14,962
	Park National Corp.	192,969	14,897
*	KCG Holdings Inc. Class A	1,248,690	14,834
*	Springleaf Holdings Inc.	571,115	14,820
	Sterling Bancorp	1,230,177	14,762
	Inland Real Estate Corp.	1,367,240	14,534
	Chemical Financial Corp.	515,071	14,463
	First Commonwealth Financial Corp.	1,560,681	14,389
	Summit Hotel Properties Inc.	1,346,300	14,271
	Independent Bank Corp.	368,977	14,161
	Renasant Corp.	485,517	14,114
*	BofI Holding Inc.	189,831	13,947
	WesBanco Inc.	447,577	13,893
	United Community Banks Inc.	826,852	13,536
	OFG Bancorp	730,204	13,443
	Aviv REIT Inc.	474,506	13,367
	National Bank Holdings Corp. Class A	660,452	13,169
	CyrusOne Inc.	523,994	13,047
*,^	Nationstar Mortgage Holdings Inc.	357,956	12,994
*	Synergy Resources Corp.	977,447	12,951
	Kite Realty Group Trust	2,074,822	12,739
^	Cohen & Steers Inc.	293,094	12,714
*	Piper Jaffray Cos.	242,432	12,551
	Alexander's Inc.	33,686	12,446
	First Merchants Corp.	587,953	12,429
	Banner Corp.	311,948	12,363
*	Arrowhead Research Corp.	844,977	12,092
*	Eagle Bancorp Inc.	358,075	12,085
*	Navigators Group Inc.	179,725	12,051
	AMERISAFE Inc.	295,172	12,005
	First Potomac Realty Trust	914,544	11,999
	Apollo Commercial Real Estate Finance Inc.	724,117	11,941
	Infinity Property & Casualty Corp.	174,448	11,728
	Anworth Mortgage Asset Corp.	2,213,554	11,422
	Safety Insurance Group Inc.	221,827	11,397
	Excel Trust Inc.	851,695	11,353
	S&T Bancorp Inc.	452,832	11,253
	CoreSite Realty Corp.	335,934	11,109
	New York Mortgage Trust Inc.	1,417,439	11,070
	Wilshire Bancorp Inc.	1,075,165	11,042
*	Capital Bank Financial Corp.	463,679	10,947
	City Holding Co.	241,800	10,910
	Brookline Bancorp Inc.	1,139,903	10,681
*	Tejon Ranch Co.	330,059	10,625
*	eHealth Inc.	277,916	10,552
	United Financial Bancorp Inc.	777,802	10,539
	Employers Holdings Inc.	496,410	10,514

21

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Resource Capital Corp.	1,860,998	10,477
	Stewart Information Services Corp.	337,782	10,475
*	Xoom Corp.	394,514	10,399
	RAIT Financial Trust	1,243,384	10,283
	Hanmi Financial Corp.	482,069	10,162
	RCS Capital Corp. Class A	476,949	10,126
	National General Holdings Corp.	581,182	10,113
	Rouse Properties Inc.	590,537	10,104
	Central Pacific Financial Corp.	499,166	9,908
	Oritani Financial Corp.	639,465	9,841
*	NMI Holdings Inc. Class A	936,576	9,834
*	Forestar Group Inc.	514,936	9,830
	Maiden Holdings Ltd.	806,093	9,746
*	TESARO Inc.	313,152	9,742
*	Credit Acceptance Corp.	79,056	9,732
	FBL Financial Group Inc. Class A	211,213	9,716
	Lakeland Financial Corp.	253,229	9,663
	Sandy Spring Bancorp Inc.	387,657	9,657
	TrustCo Bank Corp. NY	1,437,880	9,605
^	Gramercy Property Trust Inc.	1,586,190	9,596
*	American Residential Properties Inc.	510,356	9,569
	WSFS Financial Corp.	128,126	9,439
	Silver Bay Realty Trust Corp.	577,005	9,417
	Simmons First National Corp. Class A	237,146	9,341
	Terreno Realty Corp.	481,980	9,317
*	Investment Technology Group Inc.	551,118	9,303
	Flushing Financial Corp.	447,371	9,193
*	Marcus & Millichap Inc.	356,460	9,093
	United Fire Group Inc.	306,481	8,986
	Saul Centers Inc.	184,548	8,969
*	First BanCorp	1,648,270	8,967
*	Ezcorp Inc. Class A	773,456	8,933
	FXCM Inc. Class A	596,477	8,923
	Berkshire Hills Bancorp Inc.	381,950	8,869
	Cardinal Financial Corp.	480,254	8,866
	Campus Crest Communities Inc.	1,018,028	8,816
*	PICO Holdings Inc.	369,424	8,778
*	Move Inc.	591,200	8,744
	Chatham Lodging Trust	395,306	8,657
	Tompkins Financial Corp.	177,168	8,536
*	Green Dot Corp. Class A	448,517	8,513
	National Western Life Insurance Co. Class A	34,077	8,499
*	Ladder Capital Corp. Class A	469,704	8,488
	State Bank Financial Corp.	498,426	8,428
	Rexford Industrial Realty Inc.	591,597	8,424
	AG Mortgage Investment Trust Inc.	443,588	8,397
	Apollo Residential Mortgage Inc.	501,475	8,385
	Western Asset Mortgage Capital Corp.	587,249	8,321
	Community Trust Bancorp Inc.	242,016	8,282
	First Interstate BancSystem Inc.	303,853	8,259
	Centerstate Banks Inc.	732,741	8,207
	Arlington Asset Investment Corp. Class A	297,611	8,134
*,^	World Acceptance Corp.	106,533	8,092
*	Ameris Bancorp	373,392	8,050
	Universal Health Realty Income Trust	184,713	8,031
	Getty Realty Corp.	417,160	7,959
*	Customers Bancorp Inc.	396,232	7,929
	Washington Trust Bancorp Inc.	215,251	7,915
	Winthrop Realty Trust	513,175	7,877
^	Southside Bancshares Inc.	270,909	7,846
	Monmouth Real Estate Investment Corp. Class A	777,841	7,810
*	Beneficial Mutual Bancorp Inc.	572,056	7,757
*	First NBC Bank Holding Co.	222,549	7,458
	Dime Community Bancshares Inc.	463,634	7,321

22

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Physicians Realty Trust	499,745	7,191
	Cedar Realty Trust Inc.	1,146,535	7,166
*	Safeguard Scientifics Inc.	343,471	7,141
*	MoneyGram International Inc.	478,019	7,041
	Heritage Financial Corp.	434,972	6,999
	Independent Bank Group Inc.	125,359	6,979
	Agree Realty Corp.	230,461	6,967
	Dynex Capital Inc.	781,496	6,916
	Westwood Holdings Group Inc.	114,919	6,900
*	Cowen Group Inc. Class A	1,590,625	6,712
	Urstadt Biddle Properties Inc. Class A	320,917	6,701
	First Busey Corp.	1,110,169	6,450
*	Bancorp Inc.	541,120	6,445
	BancFirst Corp.	103,329	6,396
	1st Source Corp.	207,302	6,348
*	CareTrust REIT Inc.	320,045	6,337
	TowneBank	399,270	6,273
	Ashford Hospitality Prime Inc.	365,130	6,266
^	Peoples Financial Services Corp.	120,969	6,217
	BNC Bancorp	363,485	6,205
	GAMCO Investors Inc.	74,130	6,157
	CoBiz Financial Inc.	570,275	6,142
	Universal Insurance Holdings Inc.	468,780	6,080
	Stock Yards Bancorp Inc.	197,826	5,915
	HCI Group Inc.	143,948	5,844
	Heartland Financial USA Inc.	233,018	5,763
*	Flagstar Bancorp Inc.	316,835	5,735
^	QTS Realty Trust Inc. Class A	195,228	5,589
	Meadowbrook Insurance Group Inc.	756,933	5,442
	Diamond Hill Investment Group Inc.	42,415	5,417
	OneBeacon Insurance Group Ltd. Class A	346,057	5,378
	Lakeland Bancorp Inc.	496,875	5,366
	AmREIT Inc.	293,073	5,363
*	NewStar Financial Inc.	376,921	5,300
	Bryn Mawr Bank Corp.	177,214	5,160
	Ares Commercial Real Estate Corp.	414,500	5,144
	First Bancorp	279,699	5,132
	SLM Corp.	617,249	5,129
	State Auto Financial Corp.	218,275	5,114
*	Performant Financial Corp.	504,164	5,092
	Mercantile Bank Corp.	221,158	5,060
	Whitestone REIT	338,076	5,041
	Financial Institutions Inc.	213,819	5,008
	Gladstone Commercial Corp.	280,175	5,007
	First Financial Corp.	154,033	4,958
*	Taylor Capital Group Inc.	231,287	4,945
*	FBR & Co.	182,240	4,944
*	Ladenburg Thalmann Financial Services Inc.	1,554,854	4,898
	Southwest Bancorp Inc.	286,845	4,894
	Northfield Bancorp Inc.	372,006	4,877
	Trico Bancshares	209,006	4,836
*	PennyMac Financial Services Inc. Class A	317,148	4,817
*	INTL. FCStone Inc.	239,682	4,774
	Arrow Financial Corp.	183,576	4,762
*	HomeTrust Bancshares Inc.	299,578	4,724
	Great Southern Bancorp Inc.	146,647	4,700
	Fidelity & Guaranty Life	196,258	4,698
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	327,111	4,691
*	Tristate Capital Holdings Inc.	329,469	4,655
	Enterprise Financial Services Corp.	257,381	4,648
	Univest Corp. of Pennsylvania	224,075	4,638
	MainSource Financial Group Inc.	268,476	4,631
	German American Bancorp Inc.	170,859	4,627
	RE/MAX Holdings Inc.	154,331	4,567

23

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	United Insurance Holdings Corp.	257,401	4,443
	Federated National Holding Co.	173,806	4,432
	Calamos Asset Management Inc. Class A	330,422	4,424
	West Bancorporation Inc.	288,703	4,397
	First of Long Island Corp.	112,452	4,395
*	Talmer Bancorp Inc. Class A	317,152	4,374
*	Citizens Inc. Class A	585,716	4,334
	1st United Bancorp Inc.	502,035	4,328
*	Tree.com Inc.	148,135	4,317
*	Phoenix Cos. Inc.	89,071	4,310
	Independent Bank Corp.	333,827	4,296
*	Preferred Bank	181,363	4,287
*	Moelis & Co.	127,300	4,279
*	Metro Bancorp Inc.	183,447	4,241
*	Walker & Dunlop Inc.	296,639	4,186
	Camden National Corp.	107,679	4,174
	ConnectOnc Bancorp Inc.	215,680	4,148
	GFI Group Inc.	1,234,034	4,097
	Baldwin & Lyons Inc.	156,996	4,072
	Federal Agricultural Mortgage Corp.	129,190	4,015
	Arbor Realty Trust Inc.	576,545	4,007
	Armada Hoffler Properties Inc.	407,736	3,947
	Park Sterling Corp.	594,168	3,916
	Hudson Valley Holding Corp.	216,107	3,901
	Banc of California Inc.	355,815	3,878
	Peoples Bancorp Inc.	146,243	3,868
	First Connecticut Bancorp Inc.	240,249	3,856
	Charter Financial Corp.	344,249	3,821
	Consolidated-Tomoka Land Co.	82,665	3,794
	OmniAmerican Bancorp Inc.	151,721	3,793
	First Defiance Financial Corp.	131,541	3,775
	Manning & Napier Inc.	218,614	3,773
	Bridge Bancorp Inc.	157,073	3,768
*	Meridian Interstate Bancorp Inc.	146,504	3,762
*	Yadkin Financial Corp.	198,668	3,743
*,^	Stonegate Mortgage Corp.	267,994	3,739
	Seacoast Banking Corp. of Florida	340,760	3,704
	Bank Mutual Corp.	625,218	3,626
*	Suffolk Bancorp	160,926	3,590
	One Liberty Properties Inc.	165,775	3,538
	Oppenheimer Holdings Inc. Class A	147,342	3,535
	First Community Bancshares Inc.	245,292	3,515
*	Pacific Premier Bancorp Inc.	248,353	3,499
	Bank of Marin Bancorp	76,407	3,483
	CatchMark Timber Trust Inc. Class A	252,080	3,446
*	NewBridge Bancorp	423,665	3,415
*	SWS Group Inc.	468,422	3,410
*	Franklin Financial Corp.	154,802	3,359
*	Bridge Capital Holdings	136,907	3,315
	OceanFirst Financial Corp.	198,894	3,294
*	Kearny Financial Corp.	216,985	3,285
	Republic Bancorp Inc. Class A	138,450	3,284
	Pacific Continental Corp.	237,114	3,256
	HomeStreet Inc.	175,409	3,222
	Fidelity Southern Corp.	247,380	3,213
*	ConnectOne Bancorp Inc.	64,291	3,207
	CNB Financial Corp.	189,417	3,182
*	Sun Bancorp Inc.	787,007	3,156
	Citizens & Northern Corp.	161,906	3,156
*	Global Indemnity plc	121,107	3,148
	National Interstate Corp.	110,738	3,103
	Guaranty Bancorp	223,224	3,103
	Donegal Group Inc. Class A	191,748	2,934
*	Cascade Bancorp	545,291	2,841

24

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Marlin Business Services Corp.	155,534	2,829
	National Bankshares Inc.	91,093	2,814
*	Actinium Pharmaceuticals Inc.	389,327	2,811
	Heritage Commerce Corp.	343,871	2,809
	BankFinancial Corp.	249,742	2,787
^	JAVELIN Mortgage Investment Corp.	197,337	2,782
*	Regional Management Corp.	177,317	2,743
	Simplicity Bancorp Inc.	156,666	2,734
	Kansas City Life Insurance Co.	59,723	2,716
	Penns Woods Bancorp Inc.	57,450	2,706
	Territorial Bancorp Inc.	128,669	2,687
*,^	Ohr Pharmaceutical Inc.	280,750	2,670
*	Republic First Bancorp Inc.	528,880	2,666
	Peapack Gladstone Financial Corp.	124,922	2,650
	EMC Insurance Group Inc.	85,344	2,627
	Ames National Corp.	112,988	2,615
	Bank of Kentucky Financial Corp.	75,015	2,610
	Sierra Bancorp	162,405	2,566
	Meta Financial Group Inc.	64,077	2,563
	Reis Inc.	116,004	2,445
	Macatawa Bank Corp.	476,968	2,418
	ESSA Bancorp Inc.	216,456	2,409
	Owens Realty Mortgage Inc.	123,646	2,405
*	United Community Financial Corp.	582,302	2,405
	UMH Properties Inc.	239,570	2,403
*	AV Homes Inc.	146,389	2,393
*	CU Bancorp	125,068	2,385
	Horizon Bancorp	108,982	2,380
	Westfield Financial Inc.	317,429	2,368
*	Farmers Capital Bank Corp.	104,232	2,355
	First Bancorp Inc.	131,912	2,303
	Preferred Apartment Communities Inc. Class A	257,999	2,288
	First Business Financial Services Inc.	48,098	2,262
	Heritage Financial Group Inc.	113,493	2,251
	American National Bankshares Inc.	103,500	2,249
	Fox Chase Bancorp Inc.	133,131	2,245
	Capital City Bank Group Inc.	153,843	2,235
	Trade Street Residential Inc.	297,492	2,228
*	Heritage Oaks Bancorp	288,131	2,198
*	JGWPT Holdings Inc. Class A	195,154	2,197
	MidWestOne Financial Group Inc.	91,437	2,194
	Merchants Bancshares Inc.	68,100	2,178
	First Financial Northwest Inc.	199,551	2,169
	Resource America Inc. Class A	230,302	2,153
	Waterstone Financial Inc.	188,448	2,150
^	LCNB Corp.	132,763	2,145
	ESB Financial Corp.	165,041	2,136
*	CommunityOne Bancorp	219,784	2,132
*	Consumer Portfolio Services Inc.	278,927	2,125
	Northrim BanCorp Inc.	82,417	2,107
*	BSB Bancorp Inc.	119,733	2,055
	Intervest Bancshares Corp. Class A	265,354	2,054
*,^	22nd Century Group Inc.	668,315	2,052
*	North Valley Bancorp	93,546	2,038
*	Old Second Bancorp Inc.	407,179	2,024
	Clifton Bancorp Inc.	157,962	2,001
*	Imperial Holdings Inc.	293,443	2,001
	MidSouth Bancorp Inc.	100,373	1,996
*	Hallmark Financial Services Inc.	181,402	1,950
	Bar Harbor Bankshares	69,408	1,935
*	Hemisphere Media Group Inc.	153,914	1,933
*	VantageSouth Bancshares Inc.	324,618	1,931
	Five Oaks Investment Corp.	169,365	1,912
*	Sorrento Therapeutics Inc.	279,264	1,885

25

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Pzena Investment Management Inc. Class A	164,487	1,836
*	Orrstown Financial Services Inc.	110,799	1,833
*	First Security Group Inc.	842,399	1,828
	Blue Capital Reinsurance Holdings Ltd.	91,927	1,811
	Enterprise Bancorp Inc.	85,660	1,767
*	BBX Capital Corp.	97,992	1,764
	Ellington Residential Mortgage REIT	103,550	1,763
*	Pacific Mercantile Bancorp	264,123	1,759
	Cherry Hill Mortgage Investment Corp.	87,365	1,752
	Tower Group International Ltd.	944,199	1,700
*	Home Bancorp Inc.	76,564	1,686
*	Hampton Roads Bankshares Inc.	969,550	1,677
	SI Financial Group Inc.	142,048	1,635
*	Atlas Financial Holdings Inc.	107,402	1,628
	JMP Group Inc.	214,446	1,623
	Provident Financial Holdings Inc.	107,579	1,564
	Orchid Island Capital Inc.	119,745	1,564
	Independence Realty Trust Inc.	165,240	1,563
^	C&F Financial Corp.	43,329	1,559
*	UCP Inc.	112,780	1,542
	Silvercrest Asset Management Group Inc. Class A	88,476	1,523
	Century Bancorp Inc. Class A	42,768	1,511
	Gain Capital Holdings Inc.	189,015	1,488
	MutualFirst Financial Inc.	77,565	1,480
	Independence Holding Co.	103,421	1,461
	Fifth Street Senior Floating Rate Corp.	102,572	1,439
	Farmers National Banc Corp.	183,175	1,427
	Old Line Bancshares Inc.	89,587	1,412
^	Chemung Financial Corp.	47,432	1,401
	ZAIS Financial Corp.	83,472	1,387
*	Hamilton Bancorp Inc.	105,571	1,368
	Middleburg Financial Corp.	67,282	1,346
	Cape Bancorp Inc.	124,087	1,331
	Monarch Financial Holdings Inc.	109,315	1,281
*	Maui Land & Pineapple Co. Inc.	183,834	1,261
	Investors Title Co.	18,455	1,244
	Pulaski Financial Corp.	108,562	1,238
	Access National Corp.	80,349	1,218
^	Hingham Institution for Savings	15,243	1,210
	First Internet Bancorp	57,539	1,185
	Urstadt Biddle Properties Inc.	63,312	1,134
	Premier Financial Bancorp Inc.	69,692	1,121
*	Asta Funding Inc.	129,928	1,072
*	Westbury Bancorp Inc.	68,678	1,038
	NASB Financial Inc.	43,751	1,035
	Ameriana Bancorp	68,169	1,006
	Cheviot Financial Corp.	78,989	984
	Federal Agricultural Mortgage Corp. Class A	38,986	973
*	Riverview Bancorp Inc.	249,239	967
	HopFed Bancorp Inc.	82,791	962
	Northeast Bancorp	99,071	948
	Alliance Bancorp Inc. of Pennsylvania	58,843	930
	QCR Holdings Inc.	53,494	923
	Bank of Commerce Holdings	144,269	913
*	Shore Bancshares Inc.	100,997	910
*	First Acceptance Corp.	371,196	909
	AmeriServ Financial Inc.	260,540	907
*	Opus Bank	30,200	878
*	MBT Financial Corp.	160,417	877
*	Palmetto Bancshares Inc.	60,800	875
*	American River Bankshares	97,757	854
	Peoples Federal Bancshares Inc.	45,951	848
*	OBA Financial Services Inc.	36,402	814
	MicroFinancial Inc.	104,293	806

26

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	US Global Investors Inc. Class A	227,235	800
*	Naugatuck Valley Financial Corp.	91,875	789
*,^	Health Insurance Innovations Inc. Class A	63,754	785
	Timberland Bancorp Inc.	73,350	773
*	Coastway Bancorp Inc.	68,646	751
*	Eastern Virginia Bankshares Inc.	116,674	747
*,^	Doral Financial Corp.	170,120	735
*	Gleacher & Co. Inc.	67,072	705
	FS Bancorp Inc.	40,502	698
*	Atlantic Coast Financial Corp.	171,014	694
*	Fortegra Financial Corp.	91,069	694
	Intersections Inc.	135,760	668
	LSB Financial Corp.	15,863	664
*	ASB Bancorp Inc.	32,588	657
	First Marblehead Corp.	120,617	633
	Gladstone Land Corp.	48,047	624
*	ZipRealty Inc.	205,665	623
*	Malvern Bancorp Inc.	58,990	621
	LNB Bancorp Inc.	50,543	616
	Baylake Corp.	48,407	607
	Life Partners Holdings Inc.	230,077	573
*	First United Corp.	65,286	573
*	Tiptree Financial Inc. Class A	64,774	564
	Bancorp of New Jersey Inc.	43,231	553
	Sotherly Hotels Inc.	70,645	553
	Hampden Bancorp Inc.	32,165	542
	First Bancshares Inc.	35,881	510
	Old Point Financial Corp.	33,438	508
*	Square 1 Financial Inc. Class A	26,257	499
*	First Bank	82,347	494
*	Guaranty Federal Bancshares Inc.	36,956	462
*	1347 Property Insurance Holdings Inc.	50,000	446
	CIFC Corp.	47,737	430
	Bank of South Carolina Corp.	28,084	422
*	Polonia Bancorp Inc.	41,525	416
	Wheeler REIT Inc.	87,100	415
*	Impac Mortgage Holdings Inc.	84,948	408
	California First National Bancorp	27,285	401
*	World Energy Solutions Inc.	98,000	393
*	Community West Bancshares	58,245	387
*	Investors Capital Holdings Ltd.	52,527	377
	United Bancorp Inc.	46,010	375
	FedFirst Financial Corp.	16,332	363
*	Bear State Financial Inc.	37,185	330
*	Security National Financial Corp. Class A	77,316	330
	Salisbury Bancorp Inc.	10,806	325
*	Carolina Trust Bank	61,215	306
*	Atlanticus Holdings Corp.	105,954	297
	SB Financial Group Inc.	33,052	277
	United Community Bancorp	22,954	270
	Eagle Bancorp Montana Inc.	24,838	261
	Institutional Financial Markets Inc.	124,173	250
*	HMN Financial Inc.	22,131	243
*	Transcontinental Realty Investors Inc.	16,524	235
*	CMS Bancorp Inc.	20,755	227
	QC Holdings Inc.	83,632	224
	IF Bancorp Inc.	13,247	219
*,^	ForceField Energy Inc.	36,188	192
*,^	Carver Bancorp Inc.	19,300	190
*	SP Bancorp Inc.	6,399	185
	Kingstone Cos. Inc.	26,745	178
	Sound Financial Bancorp Inc.	10,290	178
	First Savings Financial Group Inc.	7,188	174
	LaPorte Bancorp Inc.	15,458	170

27

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Southern First Bancshares Inc.	11,875	160
	Summit State Bank	12,101	160
*	American Realty Investors Inc.	21,174	143
	Madison County Financial Inc.	7,441	135
	Bluerock Residential Growth REIT Inc.	10,028	132
*	Carolina Bank Holdings Inc.	13,013	128
*	Parke Bancorp Inc.	10,812	127
*	Patriot National Bancorp Inc.	87,095	124
*	Royal Bancshares of Pennsylvania Inc.	69,609	122
	Community Financial Corp.	4,932	111
	Citizens Community Bancorp Inc.	12,166	103
	WVS Financial Corp.	9,511	103
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	33,339	98
*	First Capital Bancorp Inc.	21,437	96
	NB&T Financial Group Inc.	4,849	95
	Northeast Community Bancorp Inc.	11,916	84
*	City Office REIT Inc.	6,600	84
*	Income Opportunity Realty Investors Inc.	12,450	81
	Vestin Realty Mortgage II Inc.	18,880	79
*	Jacksonville Bancorp Inc.	7,410	78
^	Farmland Partners Inc.	5,400	71
*	Southcoast Financial Corp.	7,197	52
	Athens Bancshares Corp.	2,213	49
	Atlantic American Corp.	11,680	45
*	Citizens First Corp.	3,399	37
	CIM Commercial Trust Corp.	1,721	37
*	Power REIT	3,836	35
*	Porter Bancorp Inc.	29,819	31
*	Internet Patents Corp.	8,626	27
*	Cordia Bancorp Inc.	5,680	24
	Home Federal Bancorp Inc.	780	15
	River Valley Bancorp	629	14
	HMG Courtland Properties	945	14
*	InterGroup Corp.	301	6
*	Valley National Bancorp Warrants Exp. 06/30/2015	6,511	1
			63,535,509
Health Care (12.2%)
	Johnson & Johnson	45,019,345	4,709,924
	Pfizer Inc.	101,392,111	3,009,318
	Merck & Co. Inc.	46,514,192	2,690,846
*	Gilead Sciences Inc.	24,448,935	2,027,061
	AbbVie Inc.	25,313,601	1,428,700
	Amgen Inc.	12,065,849	1,428,235
	Bristol-Myers Squibb Co.	26,379,159	1,279,653
	UnitedHealth Group Inc.	15,590,947	1,274,560
*	Biogen Idec Inc.	3,782,087	1,192,530
*	Celgene Corp.	12,766,412	1,096,379
	Medtronic Inc.	15,894,485	1,013,432
	Eli Lilly & Co.	16,042,488	997,361
	Abbott Laboratories	23,901,245	977,561
*	Express Scripts Holding Co.	12,338,777	855,447
	Allergan Inc.	4,736,164	801,454
	Thermo Fisher Scientific Inc.	6,350,526	749,362
	Covidien plc	7,173,815	646,935
	Baxter International Inc.	8,603,569	622,038
*	Actavis plc	2,711,797	604,866
*	Alexion Pharmaceuticals Inc.	3,150,743	492,304
	WellPoint Inc.	4,451,755	479,053
	Aetna Inc.	5,691,551	461,471
	Cigna Corp.	4,276,172	393,280
*	Forest Laboratories Inc.	3,906,027	386,697
	Stryker Corp.	4,513,571	380,584
*	Illumina Inc.	2,041,010	364,402
	Becton Dickinson and Co.	3,077,718	364,094

28

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Vertex Pharmaceuticals Inc.	3,754,433	355,470
*	Regeneron Pharmaceuticals Inc.	1,185,184	334,779
	Humana Inc.	2,462,866	314,557
	St. Jude Medical Inc.	4,517,585	312,843
*	Mylan Inc.	5,957,230	307,155
	Perrigo Co. plc	2,022,954	294,866
*	HCA Holdings Inc.	5,125,148	288,956
	Zimmer Holdings Inc.	2,673,922	277,714
*	Boston Scientific Corp.	21,085,217	269,258
	Zoetis Inc.	7,960,037	256,870
*	Intuitive Surgical Inc.	611,749	251,918
*	DaVita HealthCare Partners Inc.	3,224,935	233,227
	CR Bard Inc.	1,215,141	173,777
*	Endo International plc	2,309,102	161,683
*	Henry Schein Inc.	1,356,356	160,959
*	CareFusion Corp.	3,308,307	146,723
*	Edwards Lifesciences Corp.	1,682,738	144,446
*	BioMarin Pharmaceutical Inc.	2,309,453	143,671
	Universal Health Services Inc. Class B	1,448,861	138,743
*	Laboratory Corp. of America Holdings	1,346,852	137,918
*	Varian Medical Systems Inc.	1,651,158	137,277
*	Incyte Corp. Ltd.	2,419,982	136,584
*	Hospira Inc.	2,652,708	136,270
	Quest Diagnostics Inc.	2,291,105	134,465
*	Waters Corp.	1,286,771	134,390
*	Jazz Pharmaceuticals plc	899,941	132,300
*	Salix Pharmaceuticals Ltd.	955,525	117,864
*	Alkermes plc	2,296,425	115,579
^	ResMed Inc.	2,248,612	113,847
*	IDEXX Laboratories Inc.	822,325	109,838
	DENTSPLY International Inc.	2,247,259	106,408
	Cooper Cos. Inc.	762,801	103,382
*	Hologic Inc.	3,713,451	94,136
*	MEDNAX Inc.	1,577,303	91,720
*	Medivation Inc.	1,169,196	90,122
*	Pharmacyclics Inc.	952,890	85,484
	Questcor Pharmaceuticals Inc.	919,792	85,072
*	Cubist Pharmaceuticals Inc.	1,189,967	83,084
*	Community Health Systems Inc.	1,751,839	79,481
*	Covance Inc.	901,527	77,153
*	Sirona Dental Systems Inc.	919,716	75,840
*,^	Mallinckrodt plc	928,324	74,284
*	Tenet Healthcare Corp.	1,543,411	72,448
*	InterMune Inc.	1,582,938	69,887
	Teleflex Inc.	658,016	69,486
*	Centene Corp.	872,317	65,956
*	Isis Pharmaceuticals Inc.	1,862,318	64,157
*	Brookdale Senior Living Inc.	1,898,192	63,286
*	Align Technology Inc.	1,102,045	61,759
*	United Therapeutics Corp.	697,126	61,689
*	Seattle Genetics Inc.	1,600,654	61,225
*	Alnylam Pharmaceuticals Inc.	913,698	57,718
*	Team Health Holdings Inc.	1,119,889	55,927
	Techne Corp.	594,021	54,989
*	Quintiles Transnational Holdings Inc.	1,031,209	54,953
*	Cepheid	1,106,256	53,034
	Patterson Cos. Inc.	1,332,044	52,629
*	WellCare Health Plans Inc.	696,704	52,016
*	NPS Pharmaceuticals Inc.	1,538,871	50,860
*	Health Net Inc.	1,220,010	50,679
	STERIS Corp.	946,221	50,604
*	Pacira Pharmaceuticals Inc.	544,271	49,997
	HealthSouth Corp.	1,340,552	48,086
*	PAREXEL International Corp.	905,892	47,867

29

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Alere Inc.	1,252,062	46,852
*,^	Myriad Genetics Inc.	1,201,896	46,778
*,^	Idenix Pharmaceuticals Inc.	1,933,042	46,586
*	Envision Healthcare Holdings Inc.	1,296,617	46,562
*	DexCom Inc.	1,150,706	45,637
	West Pharmaceutical Services Inc.	1,072,292	45,229
*	Intercept Pharmaceuticals Inc.	184,775	43,723
*	LifePoint Hospitals Inc.	679,572	42,201
*,^	MannKind Corp.	3,737,819	41,079
*	Charles River Laboratories International Inc.	766,788	41,038
*	Bio-Rad Laboratories Inc. Class A	335,643	40,180
*	Bruker Corp.	1,642,955	39,875
	Hill-Rom Holdings Inc.	925,655	38,424
*	Akorn Inc.	1,155,540	38,422
*,^	Theravance Inc.	1,263,947	37,640
*	Synageva BioPharma Corp.	340,939	35,730
*	Insulet Corp.	876,911	34,787
	Owens & Minor Inc.	995,439	33,825
*	Acadia Healthcare Co. Inc.	699,756	31,839
*	Thoratec Corp.	912,021	31,793
*	Impax Laboratories Inc.	1,051,669	31,540
	Healthcare Services Group Inc.	1,065,041	31,355
*	Medicines Co.	1,032,194	29,996
*	Amsurg Corp.	653,395	29,775
*	Haemonetics Corp.	827,144	29,182
*	Air Methods Corp.	563,515	29,106
*,^	OPKO Health Inc.	3,291,335	29,095
*	Ironwood Pharmaceuticals Inc. Class A	1,878,427	28,796
*	HMS Holdings Corp.	1,387,261	28,314
*	ACADIA Pharmaceuticals Inc.	1,247,441	28,180
*	Prestige Brands Holdings Inc.	824,234	27,933
*	Magellan Health Inc.	445,376	27,720
*	Puma Biotechnology Inc.	406,798	26,849
*	NuVasive Inc.	731,027	26,003
*	Globus Medical Inc.	1,085,910	25,975
*	Nektar Therapeutics	2,014,955	25,832
*	Cyberonics Inc.	408,318	25,504
^	PDL BioPharma Inc.	2,557,228	24,754
*	Wright Medical Group Inc.	782,565	24,573
*	Celldex Therapeutics Inc.	1,443,418	23,557
*	HeartWare International Inc.	256,220	22,675
	Select Medical Holdings Corp.	1,443,723	22,522
*	Neogen Corp.	556,113	22,506
	Kindred Healthcare Inc.	964,552	22,281
*	Acorda Therapeutics Inc.	655,781	22,106
*,^	Keryx Biopharmaceuticals Inc.	1,437,008	22,101
*,^	Exact Sciences Corp.	1,287,054	21,919
*	Molina Healthcare Inc.	475,967	21,242
*	Emeritus Corp.	655,003	20,731
*,^	Arena Pharmaceuticals Inc.	3,495,238	20,482
*	Dyax Corp.	2,022,262	19,414
	Cantel Medical Corp.	530,111	19,413
*	Masimo Corp.	813,819	19,206
*	Integra LifeSciences Holdings Corp.	391,966	18,446
*	Ligand Pharmaceuticals Inc.	286,786	17,864
*	Lannett Co. Inc.	357,609	17,745
*,^	ARIAD Pharmaceuticals Inc.	2,719,826	17,325
*	Sarepta Therapeutics Inc.	575,993	17,159
	CONMED Corp.	388,355	17,146
*	Neurocrine Biosciences Inc.	1,143,577	16,971
*	Hanger Inc.	519,864	16,350
*,^	Novavax Inc.	3,538,613	16,348
*	ImmunoGen Inc.	1,357,888	16,091
*,^	Auxilium Pharmaceuticals Inc.	782,567	15,698

30

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Sangamo BioSciences Inc.	1,015,533	15,507
	Analogic Corp.	197,956	15,488
*	Omnicell Inc.	537,746	15,439
*	Halozyme Therapeutics Inc.	1,561,981	15,432
	Abaxis Inc.	336,867	14,927
*	Volcano Corp.	846,569	14,908
*	Endologix Inc.	961,054	14,618
*	Clovis Oncology Inc.	350,999	14,535
*	Spectranetics Corp.	620,679	14,201
*	ABIOMED Inc.	564,378	14,188
*,^	Intrexon Corp.	545,789	13,716
*,^	Horizon Pharma Inc.	858,419	13,580
*	Aegerion Pharmaceuticals Inc.	420,310	13,488
*	ICU Medical Inc.	220,965	13,437
*	Cardiovascular Systems Inc.	426,485	13,289
	Meridian Bioscience Inc.	637,344	13,155
*	Fluidigm Corp.	438,508	12,892
*	NxStage Medical Inc.	890,699	12,799
*	Depomed Inc.	918,179	12,763
*	BioCryst Pharmaceuticals Inc.	1,000,322	12,754
*	PharMerica Corp.	445,441	12,735
*	Tornier NV	542,975	12,695
*	Furiex Pharmaceuticals Inc.	118,631	12,596
*	Portola Pharmaceuticals Inc.	425,189	12,407
*,^	Agios Pharmaceuticals Inc.	266,400	12,206
*	AVANIR Pharmaceuticals Inc.	2,118,156	11,946
*	Bio-Reference Labs Inc.	394,951	11,935
*	IPC The Hospitalist Co. Inc.	268,410	11,869
*	Receptos Inc.	275,199	11,723
*,^	Ophthotech Corp.	275,376	11,651
*	Natus Medical Inc.	459,759	11,558
*,^	Theravance Biopharma Inc.	361,300	11,518
*,^	Raptor Pharmaceutical Corp.	980,189	11,321
*	Repligen Corp.	477,716	10,887
*	Anika Therapeutics Inc.	228,531	10,588
*	Emergent Biosolutions Inc.	470,379	10,565
*	Insmed Inc.	528,491	10,559
*	Orthofix International NV	291,243	10,558
*,^	Merrimack Pharmaceuticals Inc.	1,435,509	10,465
*	Bluebird Bio Inc.	266,815	10,291
*	Capital Senior Living Corp.	430,130	10,254
*	Luminex Corp.	597,265	10,243
*	Achillion Pharmaceuticals Inc.	1,350,468	10,223
*,^	Accuray Inc.	1,159,809	10,206
*	Quidel Corp.	461,289	10,199
*,^	MiMedx Group Inc.	1,436,273	10,183
*	Affymetrix Inc.	1,141,324	10,169
	Ensign Group Inc.	320,045	9,947
*	Merit Medical Systems Inc.	649,542	9,808
*,^	Acceleron Pharma Inc.	287,166	9,755
*	Healthways Inc.	536,910	9,417
*,^	Exelixis Inc.	2,776,097	9,411
*	CorVel Corp.	207,000	9,352
*	Infinity Pharmaceuticals Inc.	724,843	9,235
*	STAAR Surgical Co.	545,592	9,166
*,^	Orexigen Therapeutics Inc.	1,468,205	9,074
*,^	Inovio Pharmaceuticals Inc.	839,338	9,073
*	Momenta Pharmaceuticals Inc.	745,043	9,000
*	Array BioPharma Inc.	1,965,336	8,962
*	Chimerix Inc.	406,884	8,927
*,^	Omeros Corp.	507,039	8,822
*	Sagent Pharmaceuticals Inc.	331,497	8,573
*	Vanda Pharmaceuticals Inc.	529,270	8,564
	Invacare Corp.	465,875	8,558

31

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	BioScrip Inc.	1,018,792	8,497
*	GenMark Diagnostics Inc.	625,214	8,459
*,^	Karyopharm Therapeutics Inc.	179,592	8,360
	Atrion Corp.	25,272	8,239
*	KYTHERA Biopharmaceuticals Inc.	214,521	8,231
*,^	Organovo Holdings Inc.	978,389	8,170
	Universal American Corp.	979,598	8,160
*	Amedisys Inc.	482,533	8,078
*,^	NewLink Genetics Corp.	302,212	8,024
*	Anacor Pharmaceuticals Inc.	450,239	7,983
*	HealthStream Inc.	327,531	7,959
*,^	Geron Corp.	2,424,944	7,784
*	Albany Molecular Research Inc.	384,881	7,744
*	BioDelivery Sciences International Inc.	634,157	7,654
*,^	Accelerate Diagnostics Inc.	289,519	7,528
*	PTC Therapeutics Inc.	285,807	7,471
*,^	VIVUS Inc.	1,399,254	7,444
*	Gentiva Health Services Inc.	490,143	7,382
	National Healthcare Corp.	129,758	7,304
*	Spectrum Pharmaceuticals Inc.	896,461	7,288
*,^	TherapeuticsMD Inc.	1,613,575	7,132
*	AMAG Pharmaceuticals Inc.	342,211	7,091
*	OraSure Technologies Inc.	820,044	7,061
*,^	Sequenom Inc.	1,809,775	7,004
*	Zeltiq Aesthetics Inc.	454,365	6,902
*	Triple-S Management Corp. Class B	382,191	6,853
*,^	Rockwell Medical Inc.	571,330	6,850
*	AtriCure Inc.	362,553	6,664
*	Dynavax Technologies Corp.	4,164,619	6,663
*	Cynosure Inc. Class A	313,367	6,659
*	LDR Holding Corp.	263,402	6,588
*	AngioDynamics Inc.	399,708	6,527
	US Physical Therapy Inc.	184,969	6,324
*,^	Genomic Health Inc.	224,216	6,144
*	Chindex International Inc.	255,068	6,043
*	Lexicon Pharmaceuticals Inc.	3,718,410	5,987
*	Repros Therapeutics Inc.	343,762	5,947
*,^	Foundation Medicine Inc.	213,366	5,752
*,^	Epizyme Inc.	181,689	5,654
*	Revance Therapeutics Inc.	163,879	5,572
*	Surgical Care Affiliates Inc.	191,422	5,567
*,^	Dendreon Corp.	2,419,451	5,565
*,^	Galena Biopharma Inc.	1,804,021	5,520
*,^	Ampio Pharmaceuticals Inc.	656,265	5,480
*	Vascular Solutions Inc.	244,866	5,434
*	Relypsa Inc.	221,488	5,387
*	XOMA Corp.	1,170,250	5,371
*,^	Synergy Pharmaceuticals Inc.	1,318,814	5,368
*	Pacific Biosciences of California Inc.	860,631	5,319
*	Sunesis Pharmaceuticals Inc.	813,334	5,303
*	Rigel Pharmaceuticals Inc.	1,447,589	5,255
*	MacroGenics Inc.	237,560	5,162
*	Hyperion Therapeutics Inc.	197,695	5,160
*,^	Neuralstem Inc.	1,218,833	5,143
*,^	ZIOPHARM Oncology Inc.	1,259,053	5,074
*	Symmetry Medical Inc.	572,479	5,072
*,^	Immunomedics Inc.	1,377,877	5,029
*,^	Insys Therapeutics Inc.	160,757	5,020
*	CTI BioPharma Corp.	1,774,074	4,985
*,^	Peregrine Pharmaceuticals Inc.	2,641,275	4,966
*	Antares Pharma Inc.	1,846,726	4,931
*	Supernus Pharmaceuticals Inc.	440,027	4,818
*,^	Cerus Corp.	1,134,297	4,707
*	Aratana Therapeutics Inc.	299,391	4,673

32

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	SurModics Inc.	216,998	4,648
*	LHC Group Inc.	213,823	4,569
*,^	AcelRx Pharmaceuticals Inc.	432,762	4,436
*	Progenics Pharmaceuticals Inc.	1,020,017	4,396
*,^	Unilife Corp.	1,479,746	4,380
*	XenoPort Inc.	893,056	4,313
*	Tetraphase Pharmaceuticals Inc.	312,295	4,213
*	Heron Therapeutics Inc.	339,209	4,179
*,^	Northwest Biotherapeutics Inc.	613,538	4,117
	CryoLife Inc.	451,205	4,038
*,^	Galectin Therapeutics Inc.	290,374	4,010
*	Derma Sciences Inc.	343,723	3,973
*	ANI Pharmaceuticals Inc.	115,261	3,970
*	RTI Surgical Inc.	887,197	3,859
*	Osiris Therapeutics Inc.	246,856	3,856
*	Alliance HealthCare Services Inc.	140,174	3,785
*	Zogenix Inc.	1,865,868	3,750
*	Enanta Pharmaceuticals Inc.	84,948	3,659
*	SciClone Pharmaceuticals Inc.	694,155	3,651
	Pozen Inc.	432,200	3,600
*,^	Versartis Inc.	127,266	3,569
*	Pain Therapeutics Inc.	617,807	3,552
*	Cempra Inc.	326,839	3,507
*	Ultragenyx Pharmaceutical Inc.	77,267	3,469
*,^	Bio-Path Holdings Inc.	1,117,914	3,410
*	Oncothyreon Inc.	1,046,413	3,390
*	Exactech Inc.	133,219	3,361
*	Akebia Therapeutics Inc.	119,087	3,309
*	RadNet Inc.	496,391	3,291
*,^	TG Therapeutics Inc.	348,681	3,274
*	Five Star Quality Care Inc.	651,249	3,263
*,^	Endocyte Inc.	491,506	3,239
*,^	CytRx Corp.	766,943	3,206
*	K2M Group Holdings Inc.	211,433	3,146
*	Idera Pharmaceuticals Inc.	1,084,754	3,146
*	Kindred Biosciences Inc.	166,897	3,111
*,^	Synta Pharmaceuticals Corp.	757,645	3,099
*	Threshold Pharmaceuticals Inc.	778,817	3,084
*	Aerie Pharmaceuticals Inc.	122,996	3,047
*	Enzo Biochem Inc.	578,091	3,035
*	Corcept Therapeutics Inc.	1,065,416	2,983
*	Retrophin Inc.	252,941	2,970
*	Verastem Inc.	325,077	2,945
*	Almost Family Inc.	132,823	2,933
*	BioTelemetry Inc.	406,569	2,915
*,^	Navidea Biopharmaceuticals Inc.	1,963,379	2,906
*	Durata Therapeutics Inc.	169,925	2,894
*	Medical Action Industries Inc.	208,424	2,862
*	Durect Corp.	1,550,620	2,822
*	Agenus Inc.	873,879	2,814
*	Mirati Therapeutics Inc.	137,870	2,757
*	Pernix Therapeutics Holdings Inc.	302,717	2,718
*,^	PhotoMedex Inc.	217,194	2,661
*	Curis Inc.	1,409,216	2,621
*,^	IsoRay Inc.	836,651	2,610
*,^	NeoStem Inc.	392,701	2,560
	Utah Medical Products Inc.	49,349	2,539
*	Xencor Inc.	216,547	2,516
*	Auspex Pharmaceuticals Inc.	112,944	2,515
*	Stemline Therapeutics Inc.	167,219	2,453
*	Targacept Inc.	541,121	2,440
*,^	NanoViricides Inc.	566,344	2,396
*	NanoString Technologies Inc.	159,357	2,382
*	Amicus Therapeutics Inc.	712,105	2,378

33

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Tandem Diabetes Care Inc.	145,874	2,372
*,^	ChemoCentryx Inc.	401,600	2,349
*	Regado Biosciences Inc.	343,528	2,333
*	Regulus Therapeutics Inc.	287,819	2,314
*	Cytokinetics Inc.	481,221	2,300
*	Cutera Inc.	218,364	2,269
*	Discovery Laboratories Inc.	1,261,399	2,245
*,^	TearLab Corp.	451,458	2,199
*,^	Cytori Therapeutics Inc.	913,252	2,183
*,^	OncoMed Pharmaceuticals Inc.	93,625	2,181
*	Five Prime Therapeutics Inc.	139,420	2,168
*	Catalyst Pharmaceutical Partners Inc.	835,820	2,115
*	Addus HomeCare Corp.	93,904	2,111
*	Achaogen Inc.	144,172	2,013
*,^	Rexahn Pharmaceuticals Inc.	2,312,059	2,011
*	IGI Laboratories Inc.	371,039	1,970
*	Tonix Pharmaceuticals Holding Corp.	133,765	1,920
*,^	Medgenics Inc.	242,522	1,884
*,^	OvaScience Inc.	204,494	1,875
*	Skilled Healthcare Group Inc.	293,613	1,847
*,^	Athersys Inc.	1,012,015	1,812
*	NeoGenomics Inc.	538,587	1,788
*	Cellular Dynamics International Inc.	118,985	1,734
*,^	Alimera Sciences Inc.	289,599	1,732
*	Sucampo Pharmaceuticals Inc. Class A	250,330	1,727
*	Harvard Bioscience Inc.	371,991	1,693
*	Alphatec Holdings Inc.	1,010,264	1,647
*,^	MEI Pharma Inc.	259,082	1,643
*	pSivida Corp.	377,824	1,640
	Psychemedics Corp.	111,607	1,580
*,^	Fibrocell Science Inc.	392,939	1,568
*,^	SIGA Technologies Inc.	554,400	1,563
*	Genocea Biosciences Inc.	81,793	1,534
*,^	BioTime Inc.	499,272	1,523
*,^	Nanosphere Inc.	954,499	1,508
*	Cara Therapeutics Inc.	87,751	1,494
*	Vical Inc.	1,209,256	1,475
*,^	Apricus Biosciences Inc.	654,162	1,472
*	BioSpecifics Technologies Corp.	54,107	1,459
	LeMaitre Vascular Inc.	176,020	1,456
*	ArQule Inc.	934,758	1,449
*	Celladon Corp.	90,315	1,447
*,^	StemCells Inc.	710,024	1,441
*,^	Ocera Therapeutics Inc.	179,414	1,371
*	Cancer Genetics Inc.	118,705	1,341
*	Alder Biopharmaceuticals Inc.	66,194	1,329
*	AVEO Pharmaceuticals Inc.	723,269	1,324
*	Harvard Apparatus Regenerative Technology Inc.	126,171	1,318
*,^	Hansen Medical Inc.	995,506	1,304
*,^	Synthetic Biologics Inc.	755,229	1,299
	Digirad Corp.	362,321	1,290
*,^	EnteroMedics Inc.	812,316	1,267
*,^	Dicerna Pharmaceuticals Inc.	55,964	1,263
*	Ambit Biosciences Corp.	182,730	1,263
*	Veracyte Inc.	73,486	1,258
*,^	Cel-Sci Corp.	1,005,111	1,246
*,^	Esperion Therapeutics Inc.	77,685	1,231
*,^	Sunshine Heart Inc.	217,895	1,220
*	Fonar Corp.	97,573	1,190
*,^	Biolase Inc.	525,611	1,156
*	Applied Genetic Technologies Corp.	50,013	1,155
*,^	BIND Therapeutics Inc.	84,165	1,109
*	Alexza Pharmaceuticals Inc.	230,382	1,053
*	Eleven Biotherapeutics Inc.	79,313	1,045

34

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Mast Therapeutics Inc.	1,644,974	1,035
*,^	Onconova Therapeutics Inc.	187,299	1,017
*,^	ImmunoCellular Therapeutics Ltd.	899,521	1,007
*	Venaxis Inc.	450,800	1,005
*,^	Vital Therapies Inc.	35,989	980
*	Cardica Inc.	834,571	951
*	GlycoMimetics Inc.	112,004	944
*	PharmAthene Inc.	667,294	941
*,^	Cyclacel Pharmaceuticals Inc.	304,155	934
*	Stereotaxis Inc.	258,680	918
*	Synergetics USA Inc.	289,440	897
*,^	Conatus Pharmaceuticals Inc.	98,140	894
*	Fate Therapeutics Inc.	139,506	880
*	OncoGenex Pharmaceutical Inc.	230,644	860
*	KaloBios Pharmaceuticals Inc.	376,992	860
*,^	TrovaGene Inc.	244,586	856
*	Argos Therapeutics Inc.	105,431	847
*	Inogen Inc.	37,370	843
*	Anthera Pharmaceuticals Inc. Class A	247,403	839
*,^	Coronado Biosciences Inc.	479,232	824
*,^	Hemispherx Biopharma Inc.	2,605,655	808
*	Iridex Corp.	96,700	804
*	Advaxis Inc.	251,120	791
*	Uroplasty Inc.	292,998	785
	Columbia Laboratories Inc.	113,777	779
*,^	Celsion Corp.	210,850	732
*	Bovie Medical Corp.	198,901	722
*	Hooper Holmes Inc.	936,391	700
*	Trevena Inc.	123,741	699
*	Cumberland Pharmaceuticals Inc.	154,970	697
*,^	Alliqua Inc.	122,634	674
*	TriVascular Technologies Inc.	43,000	670
*	Heska Corp.	60,777	653
*,^	Opexa Therapeutics Inc.	383,605	637
*	Celator Pharmaceuticals Inc.	214,967	636
*	Biodel Inc.	285,268	616
*	InfuSystems Holdings Inc.	229,594	608
*,^	GTx Inc.	423,568	585
*,^	Cesca Therapeutics Inc.	395,957	550
	Enzon Pharmaceuticals Inc.	517,601	538
*,^	Imprimis Pharmaceuticals Inc.	75,879	527
*,^	Palatin Technologies Inc.	527,548	522
*	AdCare Health Systems Inc.	121,964	522
*	Vermillion Inc.	191,149	493
*,^	ARCA Biopharma Inc.	320,124	467
*	Kite Pharma Inc.	16,049	464
*	OXiGENE Inc.	176,745	458
*,^	Atossa Genetics Inc.	271,917	457
*	Lpath Inc. Class A	114,840	456
*	Zalicus Inc.	370,464	452
*,^	Oculus Innovative Sciences Inc.	145,980	451
*,^	Cormedix Inc.	249,094	451
*	Oragenics Inc.	226,675	442
*	MediciNova Inc.	216,325	439
*	Wright Medical Group Inc. CVR	288,011	429
*	Ardelyx Inc.	26,729	427
*,^	Response Genetics Inc.	460,766	424
*	Ventrus Biosciences Inc.	321,097	421
*	CASI Pharmaceuticals Inc.	230,336	415
*	Chembio Diagnostics Inc.	120,789	414
*	LipoScience Inc.	120,633	413
*	Vision Sciences Inc.	358,120	412
*,^	Novabay Pharmaceuticals Inc.	517,342	409
*	Adeptus Health Inc. Class A	16,060	407

35

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	Echo Therapeutics Inc.	168,231	380
*	AxoGen Inc.	135,648	377
*,^	BG Medicine Inc.	353,365	371
	Span-America Medical Systems Inc.	17,095	363
*	Retractable Technologies Inc.	145,054	363
	Transcept Pharmaceuticals Inc.	175,540	349
*	Delcath Systems Inc.	131,189	344
*,^	BSD Medical Corp.	340,383	337
*,^	Aastrom Biosciences Inc.	81,465	334
*	CAS Medical Systems Inc.	164,150	330
*,^	Acura Pharmaceuticals Inc.	290,832	317
*	Misonix Inc.	46,818	316
*	Evoke Pharma Inc.	36,221	283
*,^	Cleveland Biolabs Inc.	559,793	269
	Daxor Corp.	37,740	260
*,^	Akers Biosciences Inc.	60,354	254
*	MGC Diagnostics Corp.	29,375	246
*	SCYNEXIS Inc.	30,300	243
*,^	Heat Biologics Inc.	42,176	234
*	CombiMatrix Corp.	105,590	226
*	Adamas Pharmaceuticals Inc.	11,700	214
*,^	Baxano Surgical Inc.	327,989	187
*	Flexion Therapeutics Inc.	13,500	182
*	ERBA Diagnostics Inc.	91,945	181
*	Escalon Medical Corp.	105,245	180
*	Biocept Inc.	29,465	177
*	Eagle Pharmaceuticals Inc.	12,252	176
*	Corium International Inc.	22,300	173
*	iBio Inc.	395,844	166
*,^	MELA Sciences Inc.	517,162	166
*	Bioanalytical Systems Inc.	65,447	166
*,^	RXi Pharmaceuticals Corp.	48,581	147
*	Concert Pharmaceuticals Inc.	13,050	132
*	MGT Capital Investments Inc.	113,426	119
*	ProPhase Labs Inc.	55,933	95
*	Amedica Corp.	19,100	86
*	Kips Bay Medical Inc.	166,570	77
*,^	USMD Holdings Inc.	5,047	60
*	Dipexium Pharmaceuticals Inc.	4,100	40
	Birner Dental Management Services Inc.	1,710	30
*	Ruthigen Inc.	4,274	26
	Diversicare Healthcare Services Inc.	3,350	25
*	ImmuCell Corp.	5,733	25
*	Cubist Pharmaceuticals Inc. Rights Exp. 12/31/2015	141,389	16
*	Semler Scientific Inc.	2,583	11
*	NephroGenex Inc.	1,070	6
*	Aldeyra Therapeutics Inc.	798	5
*	Cerulean Pharma Inc.	700	4
*	Recro Pharma Inc.	200	2
			42,361,121
Industrials (12.9%)
	General Electric Co.	159,516,602	4,192,096
	United Technologies Corp.	13,852,509	1,599,272
	3M Co.	10,401,996	1,489,982
	Union Pacific Corp.	14,419,719	1,438,367
	Boeing Co.	10,441,441	1,328,465
	United Parcel Service Inc. Class B	11,225,162	1,152,375
	Honeywell International Inc.	11,833,470	1,099,921
	Caterpillar Inc.	9,931,790	1,079,288
	Accenture plc Class A	10,072,520	814,263
	Danaher Corp.	9,458,546	744,671
	Emerson Electric Co.	11,168,353	741,132
	Lockheed Martin Corp.	4,317,918	694,019
	FedEx Corp.	4,469,909	676,655

36

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Automatic Data Processing Inc.	7,609,964	603,318
	Eaton Corp. plc	7,573,998	584,561
	Precision Castparts Corp.	2,306,227	582,092
	Illinois Tool Works Inc.	6,214,966	544,182
	General Dynamics Corp.	4,635,973	540,323
	Deere & Co.	5,769,321	522,412
	Norfolk Southern Corp.	4,928,897	507,824
	CSX Corp.	15,983,996	492,467
	Raytheon Co.	4,984,718	459,840
	Cummins Inc.	2,928,013	451,763
	TE Connectivity Ltd.	6,512,735	402,748
	Northrop Grumman Corp.	3,074,297	367,778
	PACCAR Inc.	5,642,475	354,517
	Tyco International Ltd.	7,328,314	334,171
	Waste Management Inc.	7,032,743	314,575
	Agilent Technologies Inc.	5,306,865	304,826
	Parker Hannifin Corp.	2,369,657	297,937
*	LinkedIn Corp. Class A	1,678,131	287,749
	Sherwin-Williams Co.	1,348,436	279,005
	Rockwell Automation Inc.	2,207,559	276,298
	Ingersoll-Rand plc	4,090,489	255,696
	WW Grainger Inc.	981,765	249,633
	Amphenol Corp. Class A	2,525,967	243,352
	Dover Corp.	2,650,901	241,099
*	Fiserv Inc.	3,982,799	240,242
	Roper Industries Inc.	1,586,495	231,644
*	Alliance Data Systems Corp.	817,932	230,043
	Fidelity National Information Services Inc.	4,139,432	226,593
*	Pentair plc	3,090,202	222,865
	Xerox Corp.	17,701,565	220,207
	Paychex Inc.	5,213,092	216,656
	Fastenal Co.	4,256,790	210,669
	AMETEK Inc.	3,906,837	204,249
	Fluor Corp.	2,545,519	195,750
	Kansas City Southern	1,754,180	188,592
	Rockwell Collins Inc.	2,150,984	168,078
	Republic Services Inc. Class A	4,303,665	163,410
	Flowserve Corp.	2,190,958	162,898
*	United Rentals Inc.	1,532,411	160,489
*	Stericycle Inc.	1,352,513	160,165
*	FleetCor Technologies Inc.	1,185,587	156,260
*	B/E Aerospace Inc.	1,672,967	154,733
*	Trimble Navigation Ltd.	4,139,102	152,940
	Textron Inc.	3,989,905	152,773
	CH Robinson Worldwide Inc.	2,362,803	150,723
	Pall Corp.	1,745,360	149,036
	L-3 Communications Holdings Inc.	1,228,804	148,378
*	Verisk Analytics Inc. Class A	2,390,294	143,465
	Ball Corp.	2,216,335	138,920
	Vulcan Materials Co.	2,077,910	132,467
	Expeditors International of Washington Inc.	2,999,088	132,440
	TransDigm Group Inc.	753,725	126,068
	Masco Corp.	5,668,293	125,836
	Rock-Tenn Co. Class A	1,135,946	119,945
	Wabtec Corp.	1,446,737	119,486
	MeadWestvaco Corp.	2,672,909	118,303
*	Mettler-Toledo International Inc.	466,377	118,077
*	Quanta Services Inc.	3,392,644	117,318
	Towers Watson & Co. Class A	1,119,803	116,717
	Chicago Bridge & Iron Co. NV	1,706,950	116,414
	Sealed Air Corp.	3,399,580	116,164
	Xylem Inc.	2,941,052	114,936
*	Sensata Technologies Holding NV	2,405,565	112,532
	Packaging Corp. of America	1,556,677	111,287

37

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	JB Hunt Transport Services Inc.	1,496,318	110,398
*	Crown Holdings Inc.	2,200,326	109,488
	Trinity Industries Inc.	2,461,890	107,634
	Manpowergroup Inc.	1,264,910	107,328
*	Jacobs Engineering Group Inc.	1,994,699	106,278
	Fortune Brands Home & Security Inc.	2,635,609	105,240
	IDEX Corp.	1,284,948	103,747
*	Flextronics International Ltd.	9,369,810	103,724
	Cintas Corp.	1,618,621	102,847
	Hubbell Inc. Class B	821,038	101,111
	MDU Resources Group Inc.	2,875,354	100,925
	Robert Half International Inc.	2,070,016	98,823
	Joy Global Inc.	1,592,681	98,077
	Avnet Inc.	2,200,211	97,491
	ADT Corp.	2,782,890	97,234
	Iron Mountain Inc.	2,738,044	97,064
	Martin Marietta Materials Inc.	733,452	96,852
	Donaldson Co. Inc.	2,278,347	96,420
*	Arrow Electronics Inc.	1,585,536	95,782
*	Kirby Corp.	813,823	95,331
*	Colfax Corp.	1,268,630	94,564
	Acuity Brands Inc.	683,942	94,555
	Valspar Corp.	1,204,183	91,747
	Waste Connections Inc.	1,866,856	90,636
*	Owens-Illinois Inc.	2,610,382	90,424
	Lincoln Electric Holdings Inc.	1,290,462	90,177
	Timken Co.	1,317,272	89,364
	Carlisle Cos. Inc.	1,015,721	87,982
*	Genesee & Wyoming Inc. Class A	825,465	86,674
	Allegion plc	1,524,334	86,399
	Total System Services Inc.	2,675,639	84,042
	PerkinElmer Inc.	1,792,555	83,963
	Global Payments Inc.	1,142,096	83,202
	Allison Transmission Holdings Inc.	2,662,338	82,799
	Jack Henry & Associates Inc.	1,359,707	80,807
	Broadridge Financial Solutions Inc.	1,893,399	78,841
*	Vantiv Inc. Class A	2,321,084	78,035
	FLIR Systems Inc.	2,243,598	77,920
*	CoStar Group Inc.	480,544	76,008
	AGCO Corp.	1,346,017	75,673
	Graco Inc.	965,637	75,397
	Ryder System Inc.	845,599	74,489
	Oshkosh Corp.	1,338,725	74,339
	MSC Industrial Direct Co. Inc. Class A	767,756	73,428
	Huntington Ingalls Industries Inc.	773,609	73,176
	Sonoco Products Co.	1,630,734	71,638
	AptarGroup Inc.	1,058,140	70,906
	ITT Corp.	1,466,322	70,530
*	Spirit AeroSystems Holdings Inc. Class A	2,092,147	70,505
	Manitowoc Co. Inc.	2,135,228	70,164
	Nordson Corp.	870,956	69,842
*	Old Dominion Freight Line Inc.	1,095,473	69,760
	SPX Corp.	638,342	69,075
	Terex Corp.	1,669,612	68,621
	Owens Corning	1,773,336	68,593
	Alliant Techsystems Inc.	507,461	67,959
*	Zebra Technologies Corp.	802,008	66,021
*	WEX Inc.	623,761	65,476
*	Hexcel Corp.	1,594,416	65,212
	Bemis Co. Inc.	1,601,545	65,119
	Eagle Materials Inc.	680,336	64,142
	Lennox International Inc.	702,217	62,898
	Valmont Industries Inc.	407,048	61,851
	Jabil Circuit Inc.	2,941,465	61,477

38

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	AO Smith Corp.	1,236,786	61,320
*	WESCO International Inc.	709,653	61,300
	FEI Co.	670,861	60,867
*	Graphic Packaging Holding Co.	5,100,063	59,671
	Air Lease Corp. Class A	1,542,327	59,503
*	USG Corp.	1,960,434	59,068
	Triumph Group Inc.	835,300	58,321
	Kennametal Inc.	1,254,954	58,079
	Babcock & Wilcox Co.	1,761,914	57,192
	Toro Co.	891,537	56,702
	KBR Inc.	2,355,290	56,174
	Crane Co.	741,102	55,108
*	Teledyne Technologies Inc.	561,964	54,606
	World Fuel Services Corp.	1,101,636	54,234
	Foster Wheeler AG	1,587,267	54,078
	Belden Inc.	690,065	53,935
	Regal-Beloit Corp.	685,410	53,846
*	Generac Holdings Inc.	1,096,112	53,425
	RR Donnelley & Sons Co.	3,133,707	53,148
*	Esterline Technologies Corp.	460,723	53,038
*	Clean Harbors Inc.	822,926	52,873
	National Instruments Corp.	1,613,880	52,274
	EnerSys	748,434	51,485
	Exelis Inc.	3,026,305	51,387
	URS Corp.	1,106,375	50,727
*	Cognex Corp.	1,310,847	50,337
	CLARCOR Inc.	809,857	50,090
	GATX Corp.	731,738	48,983
*	Moog Inc. Class A	665,589	48,515
*	AECOM Technology Corp.	1,502,241	48,372
	Woodward Inc.	960,666	48,206
	Landstar System Inc.	734,635	47,017
	Deluxe Corp.	798,491	46,776
	Con-way Inc.	907,071	45,725
	EMCOR Group Inc.	1,018,068	45,335
	Curtiss-Wright Corp.	688,287	45,124
	MAXIMUS Inc.	1,034,272	44,494
	Anixter International Inc.	441,781	44,209
*	HD Supply Holdings Inc.	1,546,822	43,914
	Watsco Inc.	406,638	41,786
*	Knowles Corp.	1,353,503	41,607
*	Berry Plastics Group Inc.	1,586,211	40,924
*	Genpact Ltd.	2,286,817	40,088
*	CoreLogic Inc.	1,318,570	40,032
*	Armstrong World Industries Inc.	692,957	39,797
	Actuant Corp. Class A	1,097,511	37,941
	Silgan Holdings Inc.	729,202	37,058
*	Euronet Worldwide Inc.	766,589	36,980
*	IPG Photonics Corp.	537,152	36,956
	Corporate Executive Board Co.	533,470	36,393
	Covanta Holding Corp.	1,759,686	36,267
	Mobile Mini Inc.	716,538	34,315
*	Louisiana-Pacific Corp.	2,278,549	34,224
	Harsco Corp.	1,284,810	34,214
*	DigitalGlobe Inc.	1,201,576	33,404
*	Swift Transportation Co.	1,322,399	33,364
	Littelfuse Inc.	358,735	33,344
	Vishay Intertechnology Inc.	2,136,308	33,091
*	Texas Industries Inc.	342,724	31,654
	Convergys Corp.	1,473,672	31,596
*	Navistar International Corp.	840,016	31,484
	Applied Industrial Technologies Inc.	602,072	30,543
	Barnes Group Inc.	786,028	30,294
*	Advisory Board Co.	576,552	29,865

39

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Sanmina Corp.	1,279,317	29,143
	MSA Safety Inc.	504,208	28,982
*	Proto Labs Inc.	352,605	28,885
*	MasTec Inc.	930,666	28,683
*	Orbital Sciences Corp.	960,960	28,396
	Tetra Tech Inc.	1,028,793	28,292
	HEICO Corp. Class A	695,583	28,241
*	Hub Group Inc. Class A	552,525	27,847
*	MWI Veterinary Supply Inc.	195,250	27,724
*	Rexnord Corp.	971,090	27,336
*	On Assignment Inc.	766,563	27,267
	UniFirst Corp.	254,748	27,003
	Watts Water Technologies Inc. Class A	432,673	26,709
	Franklin Electric Co. Inc.	661,359	26,673
*	EnPro Industries Inc.	363,487	26,593
*	Huron Consulting Group Inc.	371,600	26,317
*	Masonite International Corp.	463,576	26,081
*	Coherent Inc.	393,958	26,068
	United Stationers Inc.	625,547	25,941
*	TriMas Corp.	677,369	25,828
	Mueller Industries Inc.	861,205	25,328
*,^	NeuStar Inc. Class A	970,165	25,244
	Simpson Manufacturing Co. Inc.	673,418	24,485
	EVERTEC Inc.	1,007,500	24,422
*	WageWorks Inc.	503,434	24,271
*	FTI Consulting Inc.	640,053	24,207
	Booz Allen Hamilton Holding Corp. Class A	1,137,122	24,152
*	Cardtronics Inc.	703,761	23,984
	TAL International Group Inc.	538,137	23,872
	RBC Bearings Inc.	369,966	23,696
	Forward Air Corp.	493,862	23,631
*	XPO Logistics Inc.	822,750	23,547
*	Plexus Corp.	539,917	23,373
*	Itron Inc.	570,635	23,139
*	Korn/Ferry International	785,666	23,075
*	Greenbrier Cos. Inc.	398,195	22,936
	Heartland Payment Systems Inc.	555,408	22,888
	Knight Transportation Inc.	961,552	22,856
	Greif Inc. Class A	417,070	22,755
	Tennant Co.	296,317	22,615
*	Veeco Instruments Inc.	601,565	22,414
	ABM Industries Inc.	821,088	22,153
	Brady Corp. Class A	736,976	22,013
	Methode Electronics Inc.	571,570	21,840
*,^	Universal Display Corp.	678,441	21,778
*	Benchmark Electronics Inc.	853,360	21,744
	Brink's Co.	765,218	21,594
	CIRCOR International Inc.	279,579	21,564
*	PHH Corp.	914,928	21,025
	Mueller Water Products Inc. Class A	2,429,435	20,990
*	Measurement Specialties Inc.	241,777	20,810
*	OSI Systems Inc.	300,712	20,073
	Granite Construction Inc.	551,428	19,840
*	Tutor Perini Corp.	617,377	19,596
*,^	Outerwall Inc.	327,847	19,458
	Raven Industries Inc.	584,516	19,371
*	Meritor Inc.	1,485,229	19,367
*	Greatbatch Inc.	392,786	19,270
*	Vistaprint NV	474,221	19,187
*	GrafTech International Ltd.	1,827,645	19,117
	General Cable Corp.	738,385	18,947
*	Rogers Corp.	285,045	18,913
	Werner Enterprises Inc.	709,070	18,797
*	ExamWorks Group Inc.	584,855	18,557

40

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Matson Inc.	691,351	18,556
	Kaman Corp.	431,914	18,456
*	H&E Equipment Services Inc.	498,688	18,122
^	Sturm Ruger & Co. Inc.	306,182	18,068
	AZZ Inc.	388,076	17,883
*	TrueBlue Inc.	646,205	17,816
	Heartland Express Inc.	834,765	17,814
	Otter Tail Corp.	585,196	17,726
*	Wesco Aircraft Holdings Inc.	886,911	17,703
	Aircastle Ltd.	991,796	17,624
	Albany International Corp.	457,523	17,368
*	Saia Inc.	389,125	17,094
*	LifeLock Inc.	1,213,036	16,934
	ArcBest Corp.	386,305	16,808
	Primoris Services Corp.	571,889	16,493
^	Lindsay Corp.	194,605	16,438
	AAR Corp.	596,020	16,426
	MTS Systems Corp.	242,367	16,423
	US Ecology Inc.	327,696	16,041
	G&K Services Inc. Class A	303,271	15,791
*	Boise Cascade Co.	551,083	15,783
*,^	GenCorp Inc.	802,918	15,336
*	Headwaters Inc.	1,102,429	15,313
*	Wabash National Corp.	1,072,086	15,277
*	UTi Worldwide Inc.	1,470,783	15,208
	AAON Inc.	452,393	15,164
	Apogee Enterprises Inc.	434,003	15,129
	Standex International Corp.	202,605	15,090
	Exponent Inc.	200,311	14,845
	Altra Industrial Motion Corp.	403,628	14,688
*	Atlas Air Worldwide Holdings Inc.	397,338	14,642
	Universal Forest Products Inc.	303,241	14,637
*	Trex Co. Inc.	507,638	14,630
	Encore Wire Corp.	298,025	14,615
	Sun Hydraulics Corp.	358,760	14,566
	Cubic Corp.	325,999	14,510
	McGrath RentCorp	394,216	14,487
*	ExlService Holdings Inc.	491,379	14,471
^	Textainer Group Holdings Ltd.	365,936	14,132
*	Aegion Corp. Class A	602,775	14,027
	ESCO Technologies Inc.	403,679	13,983
*	Sykes Enterprises Inc.	639,457	13,895
	Federal Signal Corp.	935,479	13,705
*	Navigant Consulting Inc.	780,663	13,623
	John Bean Technologies Corp.	438,916	13,602
	Acacia Research Corp.	761,853	13,523
*	RPX Corp.	758,447	13,462
*	FARO Technologies Inc.	269,169	13,222
*	II-VI Inc.	904,043	13,072
*	Thermon Group Holdings Inc.	492,023	12,950
	Astec Industries Inc.	291,191	12,777
*	Team Inc.	309,151	12,681
*	DXP Enterprises Inc.	165,401	12,494
*	Roadrunner Transportation Systems Inc.	444,247	12,483
*	Nortek Inc.	138,988	12,476
	Materion Corp.	336,545	12,449
*	Smith & Wesson Holding Corp.	834,874	12,139
*,^	YRC Worldwide Inc.	430,176	12,092
	Insperity Inc.	364,810	12,039
	Hyster-Yale Materials Handling Inc.	134,313	11,892
*	Astronics Corp.	206,260	11,643
	Badger Meter Inc.	219,930	11,579
	ManTech International Corp. Class A	374,531	11,056
*	Newport Corp.	591,676	10,946

41

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Rofin-Sinar Technologies Inc.	455,077	10,940
*	Taser International Inc.	802,517	10,673
	Gorman-Rupp Co.	300,921	10,644
*	ICF International Inc.	300,152	10,613
	Quanex Building Products Corp.	592,532	10,589
*	Engility Holdings Inc.	275,260	10,531
^	American Railcar Industries Inc.	154,363	10,461
	Schnitzer Steel Industries Inc.	400,441	10,440
*	Fabrinet	505,481	10,413
*	Monster Worldwide Inc.	1,559,268	10,198
	AVX Corp.	764,101	10,147
*	Taminco Corp.	429,839	9,998
	CTS Corp.	514,310	9,618
	Powell Industries Inc.	144,881	9,472
	Kforce Inc.	432,470	9,363
*	Global Cash Access Holdings Inc.	1,030,892	9,175
*	NCI Building Systems Inc.	471,824	9,168
*	Checkpoint Systems Inc.	652,548	9,129
*	Aerovironment Inc.	286,412	9,108
	Griffon Corp.	734,052	9,102
	Comfort Systems USA Inc.	573,773	9,066
*	Imperva Inc.	346,180	9,063
	Park Electrochemical Corp.	319,581	9,015
*	AMN Healthcare Services Inc.	730,708	8,988
	Quad/Graphics Inc.	401,140	8,974
*	Era Group Inc.	310,963	8,918
*	Rentrak Corp.	169,889	8,911
	American Science & Engineering Inc.	127,548	8,876
	Cass Information Systems Inc.	175,218	8,670
*	TeleTech Holdings Inc.	297,223	8,617
	LB Foster Co. Class A	159,164	8,614
*	MYR Group Inc.	336,415	8,521
	Marten Transport Ltd.	372,890	8,334
*	GP Strategies Corp.	318,895	8,253
	Myers Industries Inc.	409,612	8,229
	Columbus McKinnon Corp.	302,756	8,190
	Park-Ohio Holdings Corp.	140,842	8,184
	Resources Connection Inc.	619,475	8,121
	Multi-Color Corp.	201,963	8,081
	Kelly Services Inc. Class A	464,434	7,974
	NN Inc.	310,052	7,931
*,^	Capstone Turbine Corp.	5,161,931	7,795
	Kimball International Inc. Class B	461,822	7,722
	Celadon Group Inc.	357,186	7,615
	HEICO Corp.	144,487	7,505
*	Advanced Emissions Solutions Inc.	324,662	7,445
	Viad Corp.	311,080	7,416
*	Gibraltar Industries Inc.	473,545	7,345
*	EnerNOC Inc.	383,826	7,274
*	Great Lakes Dredge & Dock Corp.	897,716	7,173
*	TriNet Group Inc.	293,457	7,064
*	Lydall Inc.	256,747	7,027
*	TTM Technologies Inc.	853,351	6,997
*	Air Transport Services Group Inc.	818,888	6,854
*	Bazaarvoice Inc.	864,111	6,818
*,^	ExOne Co.	169,132	6,701
	Daktronics Inc.	561,804	6,697
*	Maxwell Technologies Inc.	437,029	6,612
*	Furmanite Corp.	566,175	6,590
	Kadant Inc.	170,948	6,573
*	Builders FirstSource Inc.	862,500	6,452
	Landauer Inc.	152,794	6,417
*	American Woodmark Corp.	200,423	6,387
	Alamo Group Inc.	116,813	6,318

42

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	PGT Inc.	744,369	6,305
*	CAI International Inc.	285,565	6,285
	Douglas Dynamics Inc.	356,522	6,282
*	Mistras Group Inc.	254,761	6,247
*	Quality Distribution Inc.	409,198	6,081
	Ennis Inc.	397,198	6,061
*	GSI Group Inc.	470,081	5,984
	Argan Inc.	159,517	5,948
*	CBIZ Inc.	658,275	5,944
*	Northwest Pipe Co.	145,113	5,852
	Black Box Corp.	247,075	5,791
*	InnerWorkings Inc.	661,185	5,620
*	ServiceSource International Inc.	965,805	5,602
*	Kratos Defense & Security Solutions Inc.	716,800	5,591
*	Lionbridge Technologies Inc.	933,668	5,546
*	Patrick Industries Inc.	118,862	5,538
	Insteel Industries Inc.	276,269	5,429
	Global Brass & Copper Holdings Inc.	319,022	5,391
	Barrett Business Services Inc.	112,026	5,265
*	Landec Corp.	413,773	5,168
*	Echo Global Logistics Inc.	266,459	5,108
	Electro Rent Corp.	304,296	5,091
	Twin Disc Inc.	153,504	5,073
*	US Concrete Inc.	203,054	5,026
	Graham Corp.	143,318	4,989
	Ceco Environmental Corp.	319,401	4,979
*,^	Nuverra Environmental Solutions Inc.	246,327	4,954
*	Dice Holdings Inc.	647,439	4,927
*	Power Solutions International Inc.	67,701	4,872
	Dynamic Materials Corp.	217,127	4,805
	FreightCar America Inc.	191,431	4,793
*	Orion Marine Group Inc.	440,667	4,772
	Heidrick & Struggles International Inc.	256,765	4,750
*	Stock Building Supply Holdings Inc.	232,713	4,591
	VSE Corp.	64,433	4,531
*	M/A-COM Technology Solutions Holdings Inc.	193,851	4,358
*	Ducommun Inc.	162,081	4,235
*	Pike Corp.	465,820	4,174
*	AM Castle & Co.	363,619	4,014
*	Layne Christensen Co.	300,016	3,990
*	Commercial Vehicle Group Inc.	395,716	3,973
	Global Power Equipment Group Inc.	243,906	3,942
	Bel Fuse Inc. Class B	149,855	3,847
*	NVE Corp.	68,785	3,824
	Universal Truckload Services Inc.	150,141	3,808
*	Kemet Corp.	653,180	3,756
	Mesa Laboratories Inc.	44,727	3,755
	Universal Technical Institute Inc.	308,505	3,745
*	Franklin Covey Co.	185,605	3,736
*	Sparton Corp.	131,272	3,641
	NACCO Industries Inc. Class A	71,825	3,634
*	ARC Document Solutions Inc.	590,682	3,461
*	PowerSecure International Inc.	346,780	3,378
*	Ply Gem Holdings Inc.	330,846	3,342
*	Cenveo Inc.	890,175	3,303
*	Continental Building Products Inc.	214,086	3,297
*	CRA International Inc.	143,014	3,296
	Houston Wire & Cable Co.	262,955	3,263
*,^	Control4 Corp.	165,602	3,239
*	Manitex International Inc.	197,636	3,210
*	Rubicon Technology Inc.	364,833	3,192
*	Patriot Transportation Holding Inc.	90,221	3,155
*	Paylocity Holding Corp.	145,414	3,145
	CDI Corp.	215,285	3,102

43

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Miller Industries Inc.	149,815	3,083
*	Vishay Precision Group Inc.	186,591	3,071
*	Aeroflex Holding Corp.	291,012	3,056
*	Accuride Corp.	620,313	3,033
*,^	Energy Recovery Inc.	582,254	2,865
	Electro Scientific Industries Inc.	412,108	2,806
*	Heritage-Crystal Clean Inc.	142,796	2,803
*	Casella Waste Systems Inc. Class A	544,417	2,728
*	Cross Country Healthcare Inc.	412,005	2,686
*	Hill International Inc.	428,574	2,670
*	PRGX Global Inc.	414,807	2,651
*	Intevac Inc.	326,226	2,613
*	CUI Global Inc.	309,465	2,600
*	Willis Lease Finance Corp.	105,689	2,591
	LSI Industries Inc.	321,598	2,566
*	Xerium Technologies Inc.	176,654	2,466
*	Sterling Construction Co. Inc.	256,782	2,409
*	USA Truck Inc.	128,180	2,383
*	Covenant Transportation Group Inc. Class A	183,964	2,369
	Hurco Cos. Inc.	83,745	2,362
*,^	ModusLink Global Solutions Inc.	627,988	2,349
*	Installed Building Products Inc.	190,740	2,337
*	AEP Industries Inc.	65,019	2,267
*,^	Odyssey Marine Exploration Inc.	1,346,953	2,263
*	LMI Aerospace Inc.	169,718	2,220
	Crawford & Co. Class B	219,434	2,212
*	General Finance Corp.	220,467	2,094
*	Vicor Corp.	245,084	2,054
*	Ameresco Inc. Class A	288,977	2,032
	Richardson Electronics Ltd.	193,571	2,027
*,^	Erickson Inc.	123,800	2,012
*	Vertex Energy Inc.	204,469	1,985
	International Shipholding Corp.	85,811	1,967
	United States Lime & Minerals Inc.	30,170	1,955
	Spartan Motors Inc.	426,457	1,936
	Hardinge Inc.	152,003	1,923
*	Broadwind Energy Inc.	218,314	1,915
*	UFP Technologies Inc.	79,239	1,909
*	Hudson Global Inc.	474,677	1,865
*	Higher One Holdings Inc.	488,907	1,863
*	Information Services Group Inc.	374,711	1,802
*	Adept Technology Inc.	170,982	1,794
*	Innovative Solutions & Support Inc.	238,921	1,778
*	Turtle Beach Corp.	191,477	1,769
	Crawford & Co. Class A	214,622	1,738
*	PAM Transportation Services Inc.	61,693	1,725
	Perceptron Inc.	131,500	1,677
*	Synthesis Energy Systems Inc.	888,787	1,671
*	Multi-Fineline Electronix Inc.	147,819	1,632
*,^	Research Frontiers Inc.	267,894	1,623
*	Norcraft Cos. Inc.	112,574	1,611
*	National Research Corp. Class A	109,276	1,529
*	TRC Cos. Inc.	238,677	1,485
*	Arotech Corp.	330,640	1,475
*	American Superconductor Corp.	884,247	1,441
*	API Technologies Corp.	523,268	1,434
*	Orion Energy Systems Inc.	346,841	1,412
*	Planet Payment Inc.	495,390	1,407
*	Fuel Tech Inc.	249,091	1,405
*	CPI Aerostructures Inc.	109,472	1,387
*	StarTek Inc.	174,800	1,349
*,^	PMFG Inc.	255,932	1,349
*,^	UQM Technologies Inc.	571,958	1,298
	Lincoln Educational Services Corp.	287,925	1,293

44

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	MicroVision Inc.	626,825	1,260
*	Huttig Building Products Inc.	265,996	1,256
*	PFSweb Inc.	146,332	1,215
*	Rand Logistics Inc.	200,207	1,201
*,^	Revolution Lighting Technologies Inc.	522,267	1,201
*	Echelon Corp.	494,283	1,201
*	Supreme Industries Inc. Class A	184,123	1,197
*	Aspen Aerogels Inc.	107,000	1,182
*	Magnetek Inc.	49,099	1,171
*	Lawson Products Inc.	71,807	1,170
*	Tecumseh Products Co.	218,170	1,110
*	SL Industries Inc.	36,728	1,083
*	Newtek Business Services Inc.	391,173	1,072
	Eastern Co.	67,410	1,041
*	Frequency Electronics Inc.	79,528	979
*,^	Document Security Systems Inc.	708,006	970
*,^	ClearSign Combustion Corp.	105,492	968
	Hubbell Inc. Class A	7,600	955
*	NAPCO Security Technologies Inc.	172,926	939
*	Hudson Technologies Inc.	324,741	939
*	MFRI Inc.	78,341	894
	Omega Flex Inc.	44,518	873
*	BlueLinx Holdings Inc.	597,002	836
*	Key Technology Inc.	67,025	826
*	Metalico Inc.	651,835	808
*	CyberOptics Corp.	100,886	806
*,^	Eagle Bulk Shipping Inc.	256,863	794
*	Mattersight Corp.	147,353	782
	MOCON Inc.	48,551	768
*	Sharps Compliance Corp.	170,825	752
	Allied Motion Technologies Inc.	49,824	721
*	Swisher Hygiene Inc.	167,708	721
	Sypris Solutions Inc.	127,911	714
*	Iteris Inc.	416,553	708
	RF Industries Ltd.	115,248	690
*	Active Power Inc.	244,883	676
*	Viasystems Group Inc.	61,452	669
*	Perma-Fix Environmental Services	144,397	664
*,^	National Research Corp. Class B	16,870	659
*	Essex Rental Corp.	267,152	649
*	Radiant Logistics Inc.	209,074	646
*	Ballantyne Strong Inc.	154,532	646
*	ENGlobal Corp.	206,071	643
*	Astrotech Corp.	192,545	612
	Espey Manufacturing & Electronics Corp.	24,066	605
*	Planar Systems Inc.	242,072	593
	SIFCO Industries Inc.	18,813	587
	Air Industries Group	54,516	583
*,^	Lightbridge Corp.	199,245	552
*	American DG Energy Inc.	306,165	551
*	CTPartners Executive Search Inc.	58,402	546
*	Goldfield Corp.	304,041	523
*	Wireless Telecom Group Inc.	191,450	511
*	Ultralife Corp.	130,401	501
*	American Electric Technologies Inc.	72,650	494
*	Transcat Inc.	47,294	485
*	Breeze-Eastern Corp.	37,716	481
*	Elecsys Corp.	37,904	458
*	Gencor Industries Inc.	40,245	443
*	eMagin Corp.	178,864	399
*	Willdan Group Inc.	43,817	380
*	Standard Register Co.	63,708	359
*	Integrated Electrical Services Inc.	54,291	355
*	IEC Electronics Corp.	77,291	336

45

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	LiqTech International Inc.	167,745	332
*,^	Spherix Inc.	164,202	294
	Chicago Rivet & Machine Co.	7,646	283
*	Appliance Recycling Centers of America Inc.	68,659	274
*	Sigmatron International Inc.	22,072	266
	Bel Fuse Inc. Class A	10,580	260
*	AMREP Corp.	41,386	254
*	Video Display Corp.	75,730	251
*	Industrial Services of America Inc.	48,129	241
*	Pioneer Power Solutions Inc.	26,639	230
*	Asure Software Inc.	37,646	227
*	Altair Nanotechnologies Inc.	62,718	215
*	Onvia Inc.	37,538	173
*	BTU International Inc.	51,015	167
*	Lightpath Technologies Inc. Class A	114,699	156
*	Sevcon Inc.	18,133	149
*,^	Professional Diversity Network	36,596	145
*	Cartesian Inc.	32,194	139
*	Versar Inc.	42,623	139
	AMCON Distributing Co.	1,617	131
*	Pulse Electronics Corp.	52,172	130
	Ecology and Environment Inc.	11,580	121
	EnviroStar Inc.	47,600	119
*	Coast Distribution System Inc.	38,332	119
*	Continental Materials Corp.	7,139	115
*	Image Sensing Systems Inc.	30,341	100
*	Advanced Photonix Inc. Class A	162,688	99
*	Luna Innovations Inc.	65,907	90
*	Air T Inc.	6,902	90
*	DLH Holdings Corp.	47,352	90
*	Nortech Systems Inc.	17,942	88
*	Taylor Devices Inc.	9,515	85
*	Micronet Enertec Technologies Inc.	19,850	84
*	Vicon Industries Inc.	27,360	69
*	AeroCentury Corp.	3,772	60
	Art's-Way Manufacturing Co. Inc.	7,269	42
*	Servotronics Inc.	4,914	35
	WSI Industries Inc.	4,099	35
*	LGL Group Inc.	7,118	34
*	Lime Energy Co.	11,689	30
*	Wells-Gardner Electronics Corp.	21,000	29
*	Sutron Corp.	2,453	13
*	Avalon Holdings Corp. Class A	2,726	12
*	Command Security Corp.	5,927	11
*	Digital Ally Inc.	2,200	7
*	Methes Energies International Ltd.	3,315	6
*	Electro-Sensors Inc.	1,300	6
*	Orbit International Corp.	1,600	5
*	LGL Group Inc. Warrants Exp. 06/08/2018	3,000	—
			44,697,817
Oil & Gas (9.7%)
	Exxon Mobil Corp.	68,317,679	6,878,224
	Chevron Corp.	30,281,320	3,953,226
	Schlumberger Ltd.	20,688,912	2,440,257
	ConocoPhillips	19,525,891	1,673,955
	Occidental Petroleum Corp.	12,498,490	1,282,720
	EOG Resources Inc.	8,700,267	1,016,713
	Halliburton Co.	12,761,428	906,189
	Anadarko Petroleum Corp.	8,037,660	879,883
	Phillips 66	9,005,159	724,285
	Apache Corp.	6,135,589	617,363
	Williams Cos. Inc.	10,582,586	616,012
	National Oilwell Varco Inc.	6,825,556	562,085
	Pioneer Natural Resources Co.	2,277,454	523,382

46

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Baker Hughes Inc.	6,937,639	516,507
	Devon Energy Corp.	6,166,244	489,600
	Hess Corp.	4,493,634	444,375
	Noble Energy Inc.	5,731,031	443,926
	Marathon Oil Corp.	10,757,174	429,426
	Valero Energy Corp.	8,485,206	425,109
	Kinder Morgan Inc.	10,635,688	385,650
	Marathon Petroleum Corp.	4,134,541	322,784
	Chesapeake Energy Corp.	9,522,311	295,953
*	Concho Resources Inc.	1,778,268	256,960
*	Southwestern Energy Co.	5,618,242	255,574
*	Weatherford International plc	11,049,617	254,141
	EQT Corp.	2,296,546	245,501
*	Cheniere Energy Inc.	3,409,973	244,495
*	FMC Technologies Inc.	3,742,970	228,583
	Cabot Oil & Gas Corp.	6,648,869	226,992
*	Cameron International Corp.	3,247,489	219,887
	Range Resources Corp.	2,475,472	215,242
	Ensco plc Class A	3,712,206	206,287
	Cimarex Energy Co.	1,384,657	198,643
	Helmerich & Payne Inc.	1,623,127	188,461
	Murphy Oil Corp.	2,721,284	180,911
*	Whiting Petroleum Corp.	1,890,426	151,707
	HollyFrontier Corp.	3,166,690	138,353
	Noble Corp. plc	4,035,554	135,433
	Oceaneering International Inc.	1,716,779	134,132
	Nabors Industries Ltd.	4,479,516	131,563
	OGE Energy Corp.	3,163,576	123,633
	Tesoro Corp.	2,060,529	120,891
	Core Laboratories NV	714,669	119,393
*	Continental Resources Inc.	742,439	117,335
	Denbury Resources Inc.	5,641,913	104,150
	Energen Corp.	1,152,837	102,464
*	Newfield Exploration Co.	2,165,303	95,706
	Superior Energy Services Inc.	2,509,523	90,694
*	Cobalt International Energy Inc.	4,905,977	90,025
	SM Energy Co.	1,065,717	89,627
	QEP Resources Inc.	2,566,715	88,552
*	Gulfport Energy Corp.	1,355,762	85,142
*	First Solar Inc.	1,188,550	84,458
	Targa Resources Corp.	604,085	84,312
*	Dresser-Rand Group Inc.	1,210,041	77,116
*	WPX Energy Inc.	3,208,190	76,708
*	Oasis Petroleum Inc.	1,363,883	76,227
	Patterson-UTI Energy Inc.	2,176,081	76,032
*	Ultra Petroleum Corp.	2,314,103	68,706
*	Dril-Quip Inc.	616,707	67,369
	Rowan Cos. plc Class A	1,985,455	63,396
*	NOW Inc.	1,710,947	61,953
*	Kodiak Oil & Gas Corp.	4,242,849	61,733
*	Diamondback Energy Inc.	647,074	57,460
*	Antero Resources Corp.	835,052	54,804
^	Diamond Offshore Drilling Inc.	1,101,574	54,671
*	Unit Corp.	788,524	54,274
*	Oil States International Inc.	844,008	54,092
	SemGroup Corp. Class A	681,655	53,748
*	Rosetta Resources Inc.	974,604	53,457
*,^	SandRidge Energy Inc.	7,467,538	53,393
*	Atwood Oceanics Inc.	978,861	51,371
	CARBO Ceramics Inc.	313,334	48,291
*	Carrizo Oil & Gas Inc.	648,731	44,931
	Tidewater Inc.	796,912	44,747
	Bristow Group Inc.	541,715	43,673
*	MRC Global Inc.	1,543,686	43,671

47

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Exterran Holdings Inc.	946,871	42,600
*	Civeo Corp.	1,688,507	42,263
*	Athlon Energy Inc.	860,133	41,028
*	Helix Energy Solutions Group Inc.	1,538,120	40,468
*	Chart Industries Inc.	482,868	39,952
*	Laredo Petroleum Inc.	1,265,394	39,202
*	Stone Energy Corp.	835,147	39,077
*,^	GT Advanced Technologies Inc.	2,042,829	37,997
	PBF Energy Inc. Class A	1,397,414	37,241
*	PDC Energy Inc.	567,045	35,809
*	Forum Energy Technologies Inc.	972,215	35,418
*,^	SunPower Corp. Class A	834,095	34,181
	Energy XXI Bermuda Ltd.	1,409,789	33,313
*	Sanchez Energy Corp.	833,284	31,323
	Western Refining Inc.	829,426	31,145
*,^	McDermott International Inc.	3,774,859	30,539
*	Matador Resources Co.	986,574	28,887
*	Bonanza Creek Energy Inc.	476,651	27,260
*,^	Halcon Resources Corp.	3,697,780	26,957
*	Flotek Industries Inc.	795,569	25,586
*	SEACOR Holdings Inc.	310,847	25,567
	RPC Inc.	1,070,696	25,151
*	Magnum Hunter Resources Corp.	3,050,889	25,017
*	Rice Energy Inc.	808,066	24,606
*	Hornbeck Offshore Services Inc.	515,177	24,172
	Delek US Holdings Inc.	843,235	23,805
*	C&J Energy Services Inc.	700,177	23,652
*	Basic Energy Services Inc.	742,681	21,701
	Pattern Energy Group Inc. Class A	655,289	21,697
*	Bill Barrett Corp.	734,392	19,667
	Comstock Resources Inc.	676,392	19,507
*	Key Energy Services Inc.	2,062,336	18,850
^	EXCO Resources Inc.	3,133,389	18,456
*	Penn Virginia Corp.	1,039,484	17,619
	Gulfmark Offshore Inc.	382,357	17,275
*	Pioneer Energy Services Corp.	978,470	17,162
*	Newpark Resources Inc.	1,304,529	16,254
	Green Plains Inc.	487,675	16,030
*,^	Goodrich Petroleum Corp.	561,782	15,505
*	Northern Oil and Gas Inc.	932,132	15,184
*	Triangle Petroleum Corp.	1,221,017	14,347
*	EP Energy Corp. Class A	609,888	14,058
*	TETRA Technologies Inc.	1,179,435	13,894
*	Rex Energy Corp.	772,858	13,687
*	Clayton Williams Energy Inc.	98,854	13,580
^	CVR Energy Inc.	281,157	13,549
*	Matrix Service Co.	397,917	13,048
*	Approach Resources Inc.	565,179	12,847
*	Parker Drilling Co.	1,830,096	11,932
*	RSP Permian Inc.	349,411	11,335
*,^	Plug Power Inc.	2,369,081	11,087
	Tesco Corp.	513,048	10,948
*	Geospace Technologies Corp.	195,621	10,775
*	Contango Oil & Gas Co.	250,631	10,604
*	Abraxas Petroleum Corp.	1,569,545	9,825
*,^	Solazyme Inc.	825,209	9,721
*	Hercules Offshore Inc.	2,385,978	9,592
*	Resolute Energy Corp.	1,085,397	9,378
*,^	CAMAC Energy Inc.	13,173,658	9,222
	W&T Offshore Inc.	541,347	8,862
*	ION Geophysical Corp.	2,064,380	8,712
*,^	Swift Energy Co.	644,113	8,361
*	PHI Inc.	186,728	8,322
*,^	FuelCell Energy Inc.	3,434,107	8,242

48

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Gastar Exploration Inc.	913,594	7,957
*	Willbros Group Inc.	626,202	7,734
*	REX American Resources Corp.	100,036	7,334
*	Warren Resources Inc.	1,179,772	7,315
*	Callon Petroleum Co.	625,288	7,285
*	PetroQuest Energy Inc.	875,749	6,586
*,^	Emerald Oil Inc.	832,546	6,369
*	VAALCO Energy Inc.	863,828	6,245
*	Natural Gas Services Group Inc.	188,122	6,219
	Panhandle Oil and Gas Inc. Class A	109,024	6,109
*	Vantage Drilling Co.	2,854,299	5,480
*,^	Quicksilver Resources Inc.	2,027,666	5,414
*	Ring Energy Inc.	305,400	5,329
*	Renewable Energy Group Inc.	452,028	5,185
*,^	BPZ Resources Inc.	1,578,148	4,861
	Alon USA Energy Inc.	382,434	4,757
*,^	Pacific Ethanol Inc.	298,301	4,561
*	Forest Oil Corp.	1,852,114	4,223
	Gulf Island Fabrication Inc.	190,669	4,103
*	Jones Energy Inc.	189,861	3,892
	Equal Energy Ltd.	685,651	3,716
*	Eclipse Resources Corp.	147,594	3,709
*,^	Midstates Petroleum Co. Inc.	500,048	3,615
	Dawson Geophysical Co.	123,861	3,549
*	American Eagle Energy Corp.	556,864	3,336
*,^	Miller Energy Resources Inc.	518,686	3,320
*	Harvest Natural Resources Inc.	663,569	3,311
*	Trecora Resources	265,619	3,145
	Bolt Technology Corp.	161,907	2,971
*	FX Energy Inc.	799,906	2,888
	Evolution Petroleum Corp.	250,874	2,747
*	Ignyta Inc.	290,253	2,638
	Adams Resources & Energy Inc.	32,683	2,554
*	Mitcham Industries Inc.	171,736	2,401
*,^	Enphase Energy Inc.	269,648	2,305
*	Memorial Resource Development Corp.	85,875	2,092
*,^	Cal Dive International Inc.	1,513,953	1,998
*,^	Amyris Inc.	471,488	1,759
*	US Energy Corp. Wyoming	397,927	1,723
*	Isramco Inc.	13,155	1,672
*,^	Real Goods Solar Inc. Class A	485,238	1,446
*	Magellan Petroleum Corp.	634,533	1,396
*,^	Hyperdynamics Corp.	374,527	1,217
*	TGC Industries Inc.	211,525	1,153
*,^	Endeavour International Corp.	739,615	1,013
*	Forbes Energy Services Ltd.	187,390	856
*,^	PEDEVCO Corp.	380,260	772
*	Zion Oil & Gas Inc.	363,936	753
*,^	Gevo Inc.	728,825	627
*	Escalera Resources Co.	215,701	568
*	SAExploration Holdings Inc.	63,685	539
*,^	Royale Energy Inc.	153,535	536
*,^	Torchlight Energy Resources Inc.	124,868	514
*	Ideal Power Inc.	53,618	495
*	Saratoga Resources Inc.	279,423	492
*,^	ZaZa Energy Corp.	496,916	437
*,^	Ocean Power Technologies Inc.	258,739	424
*	Syntroleum Corp.	125,828	422
*	BioFuel Energy Corp.	57,770	397
*	GreenHunter Resources Inc.	156,169	309
*	PostRock Energy Corp.	196,388	295
*	PrimeEnergy Corp.	4,540	291
*	Earthstone Energy Inc.	8,239	278
*	STR Holdings Inc.	204,482	276

49

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	MagneGas Corp.	132,000	197
*	Ascent Solar Technologies Inc.	463,367	195
*	Houston American Energy Corp.	411,523	189
*,^	KiOR Inc.	408,208	147
*	FieldPoint Petroleum Corp.	26,309	145
*	Enservco Corp.	48,335	125
*	Lilis Energy Inc.	47,957	84
*	Lucas Energy Inc.	143,718	83
*	Tengasco Inc.	170,940	75
*	Mexco Energy Corp.	6,750	56
*	PHI Inc.	1,400	56
*	Pyramid Oil Co.	5,300	31
			33,741,041
Other (0.0%)
*	Leap Wireless International Inc CVR	872,848	2,200
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Chelsea Therapeutics International Ltd. CVR	1,157,305	127
*	NuPathe Inc. CVR	158,681	95
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,^	Cubist Pharmaceuticals, Inc. CVR	511,822	67
*	Southern Community Financial Corp	197,337	43
			2,913
Technology (15.3%)
	Apple Inc.	95,942,967	8,915,980
	Microsoft Corp.	118,295,378	4,932,917
	International Business Machines Corp.	16,103,134	2,919,015
*	Google Inc. Class A	4,496,043	2,628,701
*	Google Inc. Class C	4,547,977	2,616,360
	Intel Corp.	79,204,462	2,447,418
	Oracle Corp.	53,214,959	2,156,802
*	Facebook Inc. Class A	31,727,330	2,134,932
	QUALCOMM Inc.	26,846,485	2,126,242
	Cisco Systems Inc.	81,507,324	2,025,457
	Hewlett-Packard Co.	30,168,414	1,016,072
	EMC Corp.	32,545,951	857,260
	Texas Instruments Inc.	17,190,697	821,543
*	Micron Technology Inc.	17,032,134	561,209
*	Adobe Systems Inc.	7,530,129	544,880
*	salesforce.com inc	9,291,028	539,623
*	Yahoo! Inc.	14,415,777	506,426
*	Cognizant Technology Solutions Corp. Class A	9,675,993	473,253
	Corning Inc.	20,810,237	456,785
	Applied Materials Inc.	19,382,025	437,065
	SanDisk Corp.	3,592,915	375,208
	Intuit Inc.	4,283,828	344,977
	Western Digital Corp.	3,560,856	328,667
	Broadcom Corp. Class A	8,506,585	315,764
*	Twitter Inc.	7,042,297	288,523
	Seagate Technology plc	4,935,791	280,452
	Analog Devices Inc.	4,982,512	269,404
	Avago Technologies Ltd. Class A	3,578,598	257,910
*	Cerner Corp.	4,929,916	254,285
	Symantec Corp.	11,008,664	252,098
	Motorola Solutions Inc.	3,638,014	242,183
*	Autodesk Inc.	3,607,005	203,363
	Xilinx Inc.	4,254,968	201,303
	NetApp Inc.	5,272,022	192,534
	KLA-Tencor Corp.	2,650,252	192,514
	Linear Technology Corp.	3,752,652	176,637
*	Juniper Networks Inc.	7,171,992	176,001
	Lam Research Corp.	2,580,792	174,410
	Altera Corp.	4,994,916	173,623
*	Red Hat Inc.	3,016,213	166,706
*	Equinix Inc.	785,908	165,111

50

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Akamai Technologies Inc.	2,696,631	164,656
*	Citrix Systems Inc.	2,611,080	163,323
	NVIDIA Corp.	8,457,286	156,798
	Maxim Integrated Products Inc.	4,485,130	151,642
	Microchip Technology Inc.	3,012,024	147,017
	Computer Sciences Corp.	2,308,930	145,924
*	Catamaran Corp.	3,290,983	145,330
	CA Inc.	4,969,262	142,817
	Skyworks Solutions Inc.	3,004,868	141,109
*	Workday Inc. Class A	1,501,801	134,952
*	F5 Networks Inc.	1,200,841	133,822
*	VMware Inc. Class A	1,352,496	130,935
	Harris Corp.	1,695,685	128,448
*	ServiceNow Inc.	1,958,405	121,343
^	Garmin Ltd.	1,863,263	113,473
*	ANSYS Inc.	1,474,786	111,818
*	VeriSign Inc.	2,109,633	102,971
*	Teradata Corp.	2,517,550	101,205
*,^	3D Systems Corp.	1,653,991	98,909
*	Gartner Inc.	1,387,353	97,836
*	Cree Inc.	1,937,342	96,770
*	Synopsys Inc.	2,451,536	95,169
*	NCR Corp.	2,656,719	93,224
	Marvell Technology Group Ltd.	6,454,309	92,490
	Pitney Bowes Inc.	3,216,013	88,826
*	Splunk Inc.	1,588,909	87,914
*	SunEdison Inc.	3,842,437	86,839
	IAC/InterActiveCorp	1,216,261	84,202
*	Palo Alto Networks Inc.	985,364	82,623
*	MICROS Systems Inc.	1,188,426	80,694
*	Cadence Design Systems Inc.	4,572,651	79,976
*	athenahealth Inc.	605,120	75,719
*	Nuance Communications Inc.	4,027,017	75,587
	Solera Holdings Inc.	1,100,804	73,919
*	PTC Inc.	1,890,486	73,351
*	Ingram Micro Inc.	2,456,113	71,743
*	Aspen Technology Inc.	1,472,617	68,329
*	ARRIS Group Inc.	2,062,292	67,086
*	Concur Technologies Inc.	717,423	66,964
*	VeriFone Systems Inc.	1,766,304	64,912
*	ON Semiconductor Corp.	7,025,709	64,215
	Brocade Communications Systems Inc.	6,886,408	63,355
*	Informatica Corp.	1,737,298	61,935
	Teradyne Inc.	3,109,171	60,940
*	Rackspace Hosting Inc.	1,803,716	60,713
*	Atmel Corp.	6,426,005	60,212
*	Ultimate Software Group Inc.	426,066	58,870
*	Fortinet Inc.	2,067,565	51,958
*	Synaptics Inc.	569,174	51,590
	DST Systems Inc.	554,698	51,127
*	Riverbed Technology Inc.	2,443,666	50,413
*	SS&C Technologies Holdings Inc.	1,118,948	49,480
*	AOL Inc.	1,205,740	47,976
	Lexmark International Inc. Class A	986,233	47,497
*	TIBCO Software Inc.	2,351,743	47,435
	CDW Corp.	1,468,402	46,813
*	NetSuite Inc.	535,888	46,558
*	Verint Systems Inc.	940,643	46,139
*,^	FireEye Inc.	1,137,268	46,116
*	JDS Uniphase Corp.	3,683,126	45,929
	Leidos Holdings Inc.	1,197,145	45,899
*	Tableau Software Inc. Class A	638,916	45,574
*	Tyler Technologies Inc.	497,838	45,408
*	RF Micro Devices Inc.	4,562,189	43,751

51

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Allscripts Healthcare Solutions Inc.	2,709,307	43,484
*	TriQuint Semiconductor Inc.	2,734,578	43,234
*	Cavium Inc.	850,276	42,225
*	Manhattan Associates Inc.	1,212,776	41,756
*	Guidewire Software Inc.	1,018,054	41,394
*,^	Advanced Micro Devices Inc.	9,767,588	40,926
*	Microsemi Corp.	1,511,994	40,461
*	Freescale Semiconductor Ltd.	1,701,860	39,994
*	SolarWinds Inc.	1,011,747	39,114
	Hittite Microwave Corp.	499,659	38,948
*	ViaSat Inc.	662,821	38,417
*	Dealertrack Technologies Inc.	823,262	37,327
	Diebold Inc.	921,941	37,034
*	Tech Data Corp.	588,088	36,767
*	EchoStar Corp. Class A	689,688	36,512
	j2 Global Inc.	712,091	36,217
*	Rovi Corp.	1,499,675	35,932
	Mentor Graphics Corp.	1,656,857	35,738
	Fair Isaac Corp.	553,904	35,317
*	CommVault Systems Inc.	717,314	35,270
*	Medidata Solutions Inc.	813,255	34,815
*	Integrated Device Technology Inc.	2,244,087	34,694
*	Ciena Corp.	1,593,859	34,523
*	IMS Health Holdings Inc.	1,339,416	34,396
*	ACI Worldwide Inc.	609,728	34,041
*	Electronics For Imaging Inc.	747,088	33,768
	Compuware Corp.	3,353,816	33,505
*	Qlik Technologies Inc.	1,467,468	33,194
*	Demandware Inc.	477,506	33,125
	Plantronics Inc.	687,320	33,026
*	International Rectifier Corp.	1,142,150	31,866
*	SYNNEX Corp.	436,200	31,777
*	Fairchild Semiconductor International Inc. Class A	1,983,816	30,948
*	Sapient Corp.	1,904,194	30,943
*	CommScope Holding Co. Inc.	1,334,895	30,876
*	Cornerstone OnDemand Inc.	669,984	30,833
	InterDigital Inc.	643,062	30,738
*	Entegris Inc.	2,228,106	30,625
*	Silicon Laboratories Inc.	619,749	30,523
*	Finisar Corp.	1,535,730	30,331
	Intersil Corp. Class A	2,023,676	30,254
	Science Applications International Corp.	676,373	29,869
*	Semtech Corp.	1,093,713	28,601
*	Aruba Networks Inc.	1,623,904	28,451
*	Polycom Inc.	2,184,513	27,372
	MKS Instruments Inc.	867,649	27,105
*	CACI International Inc. Class A	377,171	26,481
	Blackbaud Inc.	740,353	26,460
	Power Integrations Inc.	454,483	26,151
	Monolithic Power Systems Inc.	598,054	25,328
*,^	InvenSense Inc.	1,112,491	25,242
*	Envestnet Inc.	503,876	24,650
*	NetScout Systems Inc.	555,738	24,641
*	EPAM Systems Inc.	560,775	24,534
*	Rambus Inc.	1,715,549	24,532
	Cypress Semiconductor Corp.	2,200,094	24,003
	Cogent Communications Holdings Inc.	676,726	23,381
*	Cirrus Logic Inc.	992,466	22,569
	Advent Software Inc.	683,264	22,254
*	Web.com Group Inc.	770,344	22,240
*,^	Ubiquiti Networks Inc.	485,199	21,926
*	PMC-Sierra Inc.	2,879,035	21,909
*	MedAssets Inc.	925,389	21,136
*	Syntel Inc.	243,708	20,949

52

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	NETGEAR Inc.	597,874	20,788
*	Unisys Corp.	837,931	20,730
*	Spansion Inc. Class A	983,038	20,713
*	Insight Enterprises Inc.	673,552	20,705
*	MicroStrategy Inc. Class A	143,465	20,174
*	OmniVision Technologies Inc.	889,750	19,557
	ADTRAN Inc.	860,183	19,406
*	Amkor Technology Inc.	1,724,687	19,282
*	Proofpoint Inc.	513,899	19,251
*	Progress Software Corp.	785,362	18,880
*	Shutterstock Inc.	226,874	18,826
*	iGATE Corp.	514,268	18,714
*	Bottomline Technologies de Inc.	621,872	18,606
*	FleetMatics Group plc	560,493	18,126
*	RealPage Inc.	804,696	18,090
*	Kulicke & Soffa Industries Inc.	1,214,224	17,315
	Monotype Imaging Holdings Inc.	614,541	17,312
*	ScanSource Inc.	453,231	17,259
*	LogMeIn Inc.	362,692	16,909
*	Infinera Corp.	1,835,371	16,885
*	Synchronoss Technologies Inc.	482,725	16,876
	Tessera Technologies Inc.	763,688	16,862
*	Cabot Microelectronics Corp.	368,751	16,465
*	Fusion-io Inc.	1,453,749	16,427
*	Cray Inc.	609,296	16,207
*	Diodes Inc.	559,628	16,207
*	SPS Commerce Inc.	256,085	16,182
*,^	Veeva Systems Inc. Class A	630,156	16,037
*	Dycom Industries Inc.	509,490	15,952
*,^	Gogo Inc.	798,395	15,617
*	Lattice Semiconductor Corp.	1,854,591	15,300
*	Premier Inc. Class A	526,652	15,273
*	Virtusa Corp.	419,665	15,024
	NIC Inc.	935,311	14,825
*	Interactive Intelligence Group Inc.	259,487	14,565
*	Loral Space & Communications Inc.	200,279	14,558
*	RigNet Inc.	263,799	14,198
*	QLogic Corp.	1,378,979	13,914
	CSG Systems International Inc.	515,592	13,462
*	Super Micro Computer Inc.	531,489	13,431
*	Sonus Networks Inc.	3,711,713	13,325
*	Ruckus Wireless Inc.	1,094,019	13,030
*	Ellie Mae Inc.	418,534	13,029
*	Applied Micro Circuits Corp.	1,203,971	13,015
	West Corp.	480,794	12,885
*	ICG Group Inc.	598,635	12,499
	Pegasystems Inc.	573,778	12,118
*	Harmonic Inc.	1,599,675	11,934
*	Blucora Inc.	631,736	11,921
*	Advanced Energy Industries Inc.	616,693	11,871
*	Ixia	1,035,500	11,836
*	BroadSoft Inc.	444,038	11,718
	Quality Systems Inc.	722,175	11,591
*,^	VirnetX Holding Corp.	649,328	11,435
*	Marketo Inc.	387,135	11,258
	Brooks Automation Inc.	1,029,949	11,093
*	CalAmp Corp.	500,089	10,832
	Computer Programs & Systems Inc.	166,634	10,598
*	PROS Holdings Inc.	396,165	10,475
*	Infoblox Inc.	771,528	10,146
*	Perficient Inc.	519,426	10,113
	Comtech Telecommunications Corp.	255,720	9,546
*	Comverse Inc.	352,586	9,407
*	Ultratech Inc.	421,675	9,353

53

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Premiere Global Services Inc.	699,405	9,337
*	ChannelAdvisor Corp.	333,131	8,781
*	Exar Corp.	770,558	8,707
*	Photronics Inc.	1,004,410	8,638
	Micrel Inc.	756,828	8,537
*	Tangoe Inc.	546,254	8,227
*,^	Rocket Fuel Inc.	257,929	8,019
*	Mitel Networks Corp.	750,151	7,907
*	LivePerson Inc.	769,388	7,809
*	Callidus Software Inc.	651,932	7,784
*,^	Endurance International Group Holdings Inc.	507,755	7,764
*	PDF Solutions Inc.	363,789	7,720
	Forrester Research Inc.	203,731	7,717
*	Digital River Inc.	496,473	7,661
*	Cvent Inc.	262,390	7,633
*	RingCentral Inc. Class A	502,130	7,597
*,^	E2open Inc.	366,138	7,568
^	Ebix Inc.	528,548	7,564
*	FormFactor Inc.	903,082	7,514
*	Intralinks Holdings Inc.	819,847	7,288
*	Emulex Corp.	1,276,706	7,277
*	Qualys Inc.	282,851	7,261
*	SciQuest Inc.	408,273	7,222
*	Integrated Silicon Solution Inc.	480,485	7,097
	Inteliquent Inc.	488,858	6,780
*	Xcerra Corp.	732,667	6,667
	Epiq Systems Inc.	470,149	6,606
*,^	Textura Corp.	279,145	6,599
*	Nanometrics Inc.	360,577	6,581
*	Gigamon Inc.	328,555	6,289
*	Silicon Image Inc.	1,234,557	6,222
*	ShoreTel Inc.	951,697	6,205
*	Extreme Networks Inc.	1,354,260	6,013
*	Mercury Systems Inc.	518,445	5,879
*	Internap Network Services Corp.	833,687	5,877
	PC Connection Inc.	274,638	5,679
*	VASCO Data Security International Inc.	478,141	5,546
*	ePlus Inc.	95,051	5,532
*,^	Millennial Media Inc.	1,106,722	5,523
*	Inphi Corp.	369,731	5,428
*	Immersion Corp.	422,897	5,379
*	CEVA Inc.	358,151	5,290
*	Silicon Graphics International Corp.	547,755	5,269
*,^	KEYW Holding Corp.	415,008	5,217
*	CIBER Inc.	1,038,401	5,130
	IXYS Corp.	411,662	5,072
*	Entropic Communications Inc.	1,490,404	4,963
*	Calix Inc.	606,442	4,961
*	Oplink Communications Inc.	290,794	4,935
*	Rudolph Technologies Inc.	498,697	4,927
*	Jive Software Inc.	555,757	4,729
*	Violin Memory Inc.	1,058,389	4,689
*	Dot Hill Systems Corp.	991,166	4,658
*	Brightcove Inc.	434,218	4,577
*,^	Benefitfocus Inc.	98,314	4,544
*	MaxLinear Inc.	451,164	4,543
*	Vocera Communications Inc.	338,826	4,472
*,^	QuickLogic Corp.	854,381	4,417
*	Applied Optoelectronics Inc.	186,117	4,318
*	PLX Technology Inc.	664,056	4,296
*	Quantum Corp.	3,470,560	4,234
*	Agilysys Inc.	290,966	4,097
*,^	Vringo Inc.	1,194,879	4,086
*	Seachange International Inc.	497,340	3,984

54

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Pendrell Corp.	2,228,562	3,922
	Cohu Inc.	354,561	3,794
	Computer Task Group Inc.	223,712	3,682
	Alliance Fiber Optic Products Inc.	202,793	3,671
*,^	Marin Software Inc.	309,643	3,644
*	Axcelis Technologies Inc.	1,805,028	3,610
*	Digi International Inc.	380,442	3,584
*	Ultra Clean Holdings Inc.	395,229	3,577
	Digimarc Corp.	109,390	3,566
*	Unwired Planet Inc.	1,582,591	3,529
*	Intra-Cellular Therapies Inc.	208,838	3,521
	American Software Inc. Class A	349,984	3,458
*	Vitesse Semiconductor Corp.	999,714	3,449
*	Actuate Corp.	695,714	3,319
*	Datalink Corp.	328,080	3,281
*	Barracuda Networks Inc.	105,579	3,275
*	Procera Networks Inc.	320,522	3,234
*	OPOWER Inc.	170,332	3,211
*	Zix Corp.	917,018	3,136
*	KVH Industries Inc.	238,592	3,109
*	Oclaro Inc.	1,404,690	3,090
*	Kopin Corp.	901,309	2,938
*	Q2 Holdings Inc.	205,155	2,925
*	VOXX International Corp. Class A	307,606	2,895
*	Carbonite Inc.	237,606	2,844
*,^	Castlight Health Inc. Class B	186,589	2,836
*	Systemax Inc.	193,430	2,780
*	Rosetta Stone Inc.	284,248	2,763
*	Pericom Semiconductor Corp.	303,719	2,746
*	DSP Group Inc.	322,199	2,735
	Tessco Technologies Inc.	85,591	2,716
*	Clearfield Inc.	161,548	2,712
*	Alpha & Omega Semiconductor Ltd.	287,272	2,663
*	Limelight Networks Inc.	869,610	2,661
*	A10 Networks Inc.	198,616	2,642
*	Audience Inc.	220,809	2,641
*	Model N Inc.	233,238	2,577
*	TeleCommunication Systems Inc. Class A	772,992	2,543
*	Rally Software Development Corp.	233,286	2,540
*	Boingo Wireless Inc.	371,337	2,536
*	Support.com Inc.	931,901	2,525
*	Mattson Technology Inc.	1,133,848	2,483
*	Cinedigm Corp. Class A	994,149	2,475
*	Peregrine Semiconductor Corp.	351,417	2,411
*	MRV Communications Inc.	171,205	2,380
*	Guidance Software Inc.	258,965	2,362
*	2U Inc.	139,896	2,352
	Preformed Line Products Co.	43,037	2,317
*	Amber Road Inc.	141,072	2,275
*	Sigma Designs Inc.	492,027	2,253
*	Borderfree Inc.	134,839	2,234
	Hackett Group Inc.	371,640	2,219
*	Merge Healthcare Inc.	966,577	2,194
	United Online Inc.	208,024	2,163
*	Pixelworks Inc.	284,977	2,157
*	Qumu Corp.	152,829	2,138
*	TransEnterix Inc.	422,459	2,129
	PC-Tel Inc.	259,434	2,099
*,^	ParkerVision Inc.	1,405,972	2,081
*	Varonis Systems Inc.	70,972	2,059
*	MoSys Inc.	620,319	1,948
*	Numerex Corp. Class A	169,515	1,948
	Transact Technologies Inc.	187,361	1,941
*	Datawatch Corp.	124,185	1,858

55

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Radisys Corp.	528,918	1,846
*	Imation Corp.	533,546	1,835
*	Telenav Inc.	318,282	1,811
*	Tremor Video Inc.	374,099	1,766
	Concurrent Computer Corp.	231,686	1,728
*	WidePoint Corp.	969,014	1,705
*,^	Park City Group Inc.	151,399	1,649
*	Exa Corp.	145,798	1,642
*	Westell Technologies Inc. Class A	668,143	1,637
*	Emcore Corp.	392,314	1,616
*	Cascade Microtech Inc.	115,448	1,577
	QAD Inc. Class A	72,664	1,549
*	eGain Corp.	227,199	1,538
*	Amtech Systems Inc.	122,531	1,499
*	Key Tronic Corp.	142,810	1,497
*	GSI Technology Inc.	248,745	1,483
*	Aware Inc.	224,568	1,473
*	Mavenir Systems Inc.	93,769	1,421
*,^	Mitek Systems Inc.	410,688	1,368
*,^	Neonode Inc.	418,846	1,311
*	MeetMe Inc.	472,974	1,286
*,^	Cyan Inc.	305,977	1,233
*	Zhone Technologies Inc.	397,721	1,233
*	Edgewater Technology Inc.	156,976	1,168
*	Aviat Networks Inc.	909,202	1,164
*	NeoPhotonics Corp.	263,780	1,097
	Evolving Systems Inc.	127,521	1,092
*	ID Systems Inc.	199,990	1,088
*	Icad Inc.	164,930	1,057
*	ANADIGICS Inc.	1,259,049	1,019
*	Meru Networks Inc.	265,902	979
*	Innodata Inc.	301,490	971
*	iPass Inc.	799,631	960
*	Hutchinson Technology Inc.	375,914	940
*	AXT Inc.	429,847	920
*	NCI Inc. Class A	102,689	912
*	Identiv Inc.	82,309	911
	Communications Systems Inc.	69,204	860
*,^	CVD Equipment Corp.	69,465	841
*	Streamline Health Solutions Inc.	175,220	841
*	LRAD Corp.	407,923	840
*	Novatel Wireless Inc.	421,432	805
*	ClearOne Inc.	81,313	799
*,^	FAB Universal Corp.	259,532	797
*	USA Technologies Inc.	368,387	777
*	FalconStor Software Inc.	454,255	772
*,^	Wave Systems Corp. Class A	534,454	754
*	BSQUARE Corp.	230,553	738
*,^	InterCloud Systems Inc.	110,888	731
*	PAR Technology Corp.	170,216	715
*	Acorn Energy Inc.	283,797	670
*	Five9 Inc.	89,235	642
*	Netlist Inc.	491,666	634
*	Intermolecular Inc.	268,309	625
*,^	Superconductor Technologies Inc.	212,929	615
*,^	Covisint Corp.	120,499	586
*	Nimble Storage Inc.	18,138	557
*	Aerohive Networks Inc.	65,692	540
*	GigOptix Inc.	381,777	523
*	Crexendo Inc.	151,996	486
*	Smith Micro Software Inc.	442,123	460
*	GSE Systems Inc.	274,729	456
*	Ikanos Communications Inc.	1,072,149	456
*,^	xG Technology Inc.	225,377	453

56

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	Crossroads Systems Inc.	132,594	444
*	Synacor Inc.	173,121	443
*	Imprivata Inc.	26,767	438
*	NetSol Technologies Inc.	109,807	426
	Astro-Med Inc.	30,068	409
*	ChyronHego Corp.	194,721	399
*	RELM Wireless Corp.	101,122	390
*,^	MobileIron Inc.	40,150	382
*	BroadVision Inc.	38,059	365
*	RCM Technologies Inc.	55,318	352
	Globalscape Inc.	135,777	333
*	Xplore Technologies Corp.	55,750	322
*	Authentidate Holding Corp.	482,709	319
*	ARI Network Services Inc.	103,014	312
	QAD Inc. Class B	16,312	296
*	Lantronix Inc.	138,633	273
*,^	Intellicheck Mobilisa Inc.	373,963	273
*	Inuvo Inc.	283,917	253
*	Arista Networks Inc.	3,985	249
*	XRS Corp.	95,432	245
*	Sysorex Global Holdings Corp.	60,639	235
*,^	Overland Storage Inc.	39,250	190
*	Aehr Test Systems	87,712	189
*	Interphase Corp.	42,595	184
*	Sonic Foundry Inc.	17,026	183
*	inTEST Corp.	46,109	179
	SMTP Inc.	29,145	176
	Mastech Holdings Inc.	10,990	170
*	Data I/O Corp.	48,432	146
*	Selectica Inc.	21,169	134
*	Bridgeline Digital Inc.	144,903	128
*	Cover-All Technologies Inc.	90,520	110
	Optical Cable Corp.	26,826	107
	Simulations Plus Inc.	17,660	99
*	Cobra Electronics Corp.	24,303	90
*	Daegis Inc.	62,544	74
*	ADDvantage Technologies Group Inc.	24,819	68
*	Trio Tech International	20,120	67
	CSP Inc.	8,002	55
*	Qualstar Corp.	34,975	46
*,^	Voltari Corp.	22,783	45
*	UniTek Global Services Inc.	93,385	38
	Helios & Matheson Analytics Inc.	8,654	33
*	Glowpoint Inc.	10,565	16
*	Looksmart Ltd.	5,428	10
			53,268,618
Telecommunications (2.2%)
	Verizon Communications Inc.	65,893,556	3,224,172
	AT&T Inc.	82,582,310	2,920,111
	CenturyLink Inc.	9,132,055	330,580
*	SBA Communications Corp. Class A	2,045,072	209,211
*	T-Mobile US Inc.	4,467,977	150,213
*	Level 3 Communications Inc.	2,826,205	124,099
*	Sprint Corp.	12,556,956	107,111
	Windstream Holdings Inc.	9,499,622	94,616
	Frontier Communications Corp.	15,919,210	92,968
*	tw telecom inc Class A	2,184,835	88,071
	Telephone & Data Systems Inc.	1,461,483	38,159
*,^	Globalstar Inc.	6,307,076	26,805
	Consolidated Communications Holdings Inc.	606,126	13,480
*	Cincinnati Bell Inc.	3,345,386	13,147
	Shenandoah Telecommunications Co.	366,390	11,160
*	8x8 Inc.	1,339,813	10,826
*	Vonage Holdings Corp.	2,843,980	10,665

57

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Iridium Communications Inc.	1,136,161	9,612
	Atlantic Tele-Network Inc.	156,039	9,050
*	United States Cellular Corp.	216,151	8,819
*	inContact Inc.	845,043	7,766
*	Intelsat SA	353,259	6,655
	EarthLink Holdings Corp.	1,615,197	6,009
*,^	FairPoint Communications Inc.	377,303	5,271
	USA Mobility Inc.	326,060	5,021
	IDT Corp. Class B	281,297	4,900
*	Cbeyond Inc.	457,357	4,551
	Enventis Corp.	285,822	4,527
*	ORBCOMM Inc.	668,866	4,408
	Lumos Networks Corp.	301,702	4,366
*	General Communication Inc. Class A	389,967	4,321
	NTELOS Holdings Corp.	268,686	3,348
*	Hawaiian Telcom Holdco Inc.	105,906	3,030
*	GTT Communications Inc.	275,130	2,809
*,^	Towerstream Corp.	1,007,316	1,954
*,^	NII Holdings Inc.	2,684,746	1,477
*	Straight Path Communications Inc. Class B	139,844	1,426
*	Alaska Communications Systems Group Inc.	759,631	1,367
*,^	Elephant Talk Communications Corp.	1,031,093	980
*	Alteva	91,123	629
*	Otelco Inc. Class A	2,454	12
			7,567,702
Utilities (3.3%)
	Duke Energy Corp.	11,257,751	835,213
	NextEra Energy Inc.	6,938,620	711,070
	Dominion Resources Inc.	9,255,430	661,948
	Southern Co.	14,168,751	642,978
	Exelon Corp.	13,661,830	498,384
	Spectra Energy Corp.	10,669,215	453,228
	American Electric Power Co. Inc.	7,766,557	433,141
	Sempra Energy	3,702,743	387,714
	PPL Corp.	10,040,528	356,740
	PG&E Corp.	7,396,131	355,162
	Public Service Enterprise Group Inc.	8,060,743	328,798
	Edison International	5,186,463	301,385
	Consolidated Edison Inc.	4,655,625	268,816
	Xcel Energy Inc.	7,938,797	255,867
	Northeast Utilities	5,040,271	238,254
	Entergy Corp.	2,838,506	233,013
	FirstEnergy Corp.	6,668,180	231,519
	ONEOK Inc.	3,306,217	225,087
	DTE Energy Co.	2,824,171	219,918
	NRG Energy Inc.	5,339,464	198,628
	NiSource Inc.	4,992,188	196,393
	CenterPoint Energy Inc.	6,814,578	174,044
	Wisconsin Energy Corp.	3,597,744	168,806
	AES Corp.	10,351,593	160,967
	Ameren Corp.	3,859,197	157,764
*	Calpine Corp.	6,392,791	152,212
	American Water Works Co. Inc.	2,854,477	141,154
	CMS Energy Corp.	4,164,704	129,731
	Pepco Holdings Inc.	3,988,470	109,603
	SCANA Corp.	2,015,805	108,470
	Alliant Energy Corp.	1,758,179	107,003
	AGL Resources Inc.	1,890,263	104,021
	Pinnacle West Capital Corp.	1,745,530	100,961
	National Fuel Gas Co.	1,267,927	99,279
	ITC Holdings Corp.	2,508,462	91,509
	UGI Corp.	1,805,954	91,201
	Integrys Energy Group Inc.	1,265,852	90,040
	Atmos Energy Corp.	1,581,596	84,457

58

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

					Market
					Value
				Shares	($000)
	Westar Energy Inc. Class A			2,043,169	78,029
	Aqua America Inc.			2,860,409	75,000
	Questar Corp.			2,800,991	69,465
	Great Plains Energy Inc.			2,493,894	67,011
	TECO Energy Inc.			3,533,134	65,292
	Cleco Corp.			1,002,477	59,096
	Vectren Corp.			1,360,768	57,833
*	Dynegy Inc. Class A			1,523,338	53,012
	IDACORP Inc.			811,954	46,955
	Piedmont Natural Gas Co. Inc.			1,250,660	46,787
	Black Hills Corp.			727,662	44,671
	Portland General Electric Co.			1,258,584	43,635
^	Hawaiian Electric Industries Inc.			1,644,543	41,640
	Southwest Gas Corp.			752,316	39,715
	New Jersey Resources Corp.			672,151	38,420
	UNS Energy Corp.			629,025	37,999
	PNM Resources Inc.			1,267,827	37,185
	ALLETE Inc.			719,708	36,957
	WGL Holdings Inc.			828,529	35,710
	UIL Holdings Corp.			896,145	34,690
	NorthWestern Corp.			626,618	32,703
	Avista Corp.			954,683	32,001
	South Jersey Industries Inc.			526,948	31,833
	ONE Gas Inc.			826,603	31,204
	Laclede Group Inc.			625,315	30,359
	El Paso Electric Co.			657,844	26,452
	MGE Energy Inc.			563,017	22,245
	American States Water Co.			626,362	20,814
	Northwest Natural Gas Co.			439,550	20,725
	Empire District Electric Co.			719,535	18,478
	California Water Service Group			744,911	18,027
	Chesapeake Utilities Corp.			146,950	10,482
	Ormat Technologies Inc.			290,664	8,380
	Atlantic Power Corp.			1,978,070	8,110
	SJW Corp.			261,257	7,106
	Unitil Corp.			203,223	6,875
	Connecticut Water Service Inc.			168,549	5,709
	Middlesex Water Co.			236,947	5,019
	York Water Co.			179,777	3,743
	Delta Natural Gas Co. Inc.			132,421	2,908
	Artesian Resources Corp. Class A			102,984	2,315
	Gas Natural Inc.			191,177	2,015
*	Genie Energy Ltd. Class B			240,589	1,893
*,^	Cadiz Inc.			206,235	1,718
*,^	Pure Cycle Corp.			204,594	1,385
*	US Geothermal Inc.			1,342,566	806
					11,466,885
Total Common Stocks (Cost $227,635,354)					346,081,328

		Coupon
Temporary Cash Investments (0.6%) [1]
Money Market Fund (0.6%)
2,3	Vanguard Market Liquidity Fund	0.111%		1,975,798,863	1,975,799

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.060%	7/2/14	1,500	1,500

59

Vanguard® Total Stock Market Index Fund
Schedule of Investments
June 30, 2014

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Fannie Mae Discount Notes	0.060%	9/3/14	1,000	1,000
6	Federal Home Loan Bank Discount Notes	0.068%	7/2/14	3,000	3,000
5,6	Federal Home Loan Bank Discount Notes	0.060%	7/7/14	6,500	6,500
5,6	Federal Home Loan Bank Discount Notes	0.060%	7/9/14	6,500	6,500
5,6	Federal Home Loan Bank Discount Notes	0.080%	7/11/14	4,800	4,800
5,6	Federal Home Loan Bank Discount Notes	0.075%-0.090%	8/6/14	5,600	5,599
5,6	Federal Home Loan Bank Discount Notes	0.060%	8/13/14	24,600	24,598
5,6	Federal Home Loan Bank Discount Notes	0.065%	8/29/14	17,500	17,498
5,6	Federal Home Loan Bank Discount Notes	0.080%	9/5/14	3,100	3,099
5,6	Federal Home Loan Bank Discount Notes	0.081%	9/12/14	4,000	3,999
4,5	Freddie Mac Discount Notes	0.077%	10/20/14	1,500	1,499
					79,592
Total Temporary Cash Investments (Cost $2,055,393)					2,055,391
Total Investments (100.2%) (Cost $229,690,747)					348,136,719
Other Assets and Liabilities—Net (-0.2%)[3]					(758,213)
Net Assets (100%)					347,378,506

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $759,226,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and equity swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0%
and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $809,422,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $60,293,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

60

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61

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA852 082014

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (15.0%)
	Las Vegas Sands Corp.	3,482,672	265,449
*	Liberty Global plc	5,030,323	212,833
*,^	Tesla Motors Inc.	762,558	183,060
*	Liberty Media Corp. Class A	922,187	126,045
*	DISH Network Corp. Class A	1,932,610	125,774
*	Charter Communications Inc. Class A	645,074	102,167
*,^	Sirius XM Holdings Inc.	27,117,467	93,826
	Autoliv Inc.	859,499	91,605
*	TRW Automotive Holdings Corp.	1,015,174	90,878
	Advance Auto Parts Inc.	669,223	90,292
	Hanesbrands Inc.	913,540	89,929
	Royal Caribbean Cruises Ltd.	1,507,770	83,832
*	Liberty Global plc Class A	1,875,632	82,940
	Signet Jewelers Ltd.	735,701	81,361
*	MGM Resorts International	3,060,513	80,798
	Polaris Industries Inc.	604,512	78,732
*	LKQ Corp.	2,769,397	73,915
	Foot Locker Inc.	1,337,526	67,839
	Lear Corp.	747,581	66,774
*	Jarden Corp.	1,100,799	65,332
	Williams-Sonoma Inc.	802,954	57,636
*	Toll Brothers Inc.	1,467,763	54,160
*	Ulta Salon Cosmetics & Fragrance Inc.	590,160	53,947
	Dunkin' Brands Group Inc.	975,730	44,698
*	Kate Spade & Co.	1,160,936	44,278
*	Visteon Corp.	444,272	43,099
*	NVR Inc.	37,303	42,921
	Dick's Sporting Goods Inc.	907,156	42,237
	Service Corp. International	1,967,656	40,770
*	Lululemon Athletica Inc.	985,940	39,911
	Gentex Corp.	1,337,333	38,903
	Tupperware Brands Corp.	462,417	38,704
	Domino's Pizza Inc.	507,915	37,124
	Six Flags Entertainment Corp.	872,059	37,106
*	Tenneco Inc.	555,816	36,517
	Brunswick Corp.	849,873	35,805
	International Game Technology	2,246,773	35,746
*	Panera Bread Co. Class A	238,325	35,708
*	Madison Square Garden Co. Class A	564,085	35,227
	Dana Holding Corp.	1,431,023	34,946
*	Hilton Worldwide Holdings Inc.	1,475,794	34,386
	Cinemark Holdings Inc.	962,336	34,028
	Carter's Inc.	492,104	33,921
*	Tempur Sealy International Inc.	561,950	33,548
*	AMC Networks Inc. Class A	539,611	33,181
*	Live Nation Entertainment Inc.	1,314,842	32,463
*	Hyatt Hotels Corp. Class A	530,959	32,378
	Lamar Advertising Co. Class A	606,522	32,146
*	Sally Beauty Holdings Inc.	1,256,549	31,514
	GNC Holdings Inc. Class A	879,511	29,991
	Brinker International Inc.	595,495	28,971
	Abercrombie & Fitch Co.	667,421	28,866
*	Buffalo Wild Wings Inc.	174,111	28,852
*	Apollo Education Group Inc.	908,880	28,403
*	Deckers Outdoor Corp.	320,628	27,680
*	Norwegian Cruise Line Holdings Ltd.	853,230	27,047
*	Cabela's Inc.	431,663	26,936
	Sotheby's	631,873	26,532
	John Wiley & Sons Inc. Class A	431,361	26,136
	Vail Resorts Inc.	334,445	25,812
	Dillard's Inc. Class A	220,602	25,724

1

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Starz	858,433	25,573
*,^	JC Penney Co. Inc.	2,821,825	25,538
*	Office Depot Inc.	4,486,235	25,527
*	Time Inc.	1,032,588	25,009
	Wolverine World Wide Inc.	933,640	24,331
	CST Brands Inc.	700,249	24,159
*	Bally Technologies Inc.	362,007	23,791
	Chico's FAS Inc.	1,399,960	23,743
	Aaron's Inc.	666,077	23,739
	Thor Industries Inc.	414,630	23,580
	Pool Corp.	416,799	23,574
^	Sinclair Broadcast Group Inc. Class A	678,111	23,564
*	Restoration Hardware Holdings Inc.	252,759	23,519
	Men's Wearhouse Inc.	417,789	23,313
*	Big Lots Inc.	508,848	23,254
*	Groupon Inc. Class A	3,489,224	23,099
	DeVry Education Group Inc.	527,927	22,352
	Jack in the Box Inc.	367,377	21,984
	Cracker Barrel Old Country Store Inc.	220,690	21,974
	Wendy's Co.	2,444,622	20,853
*	HomeAway Inc.	589,501	20,526
*	Ascena Retail Group Inc.	1,194,965	20,434
*	Murphy USA Inc.	412,063	20,146
	Lithia Motors Inc. Class A	209,075	19,668
*	Grand Canyon Education Inc.	427,262	19,641
	Cheesecake Factory Inc.	419,795	19,487
	Penske Automotive Group Inc.	393,354	19,471
*	Iconix Brand Group Inc.	450,690	19,353
*	Lumber Liquidators Holdings Inc.	254,427	19,324
*	Asbury Automotive Group Inc.	280,946	19,312
	DSW Inc. Class A	678,674	18,962
	HSN Inc.	310,762	18,410
*	Genesco Inc.	221,269	18,173
*	Steven Madden Ltd.	528,179	18,117
	New York Times Co. Class A	1,168,326	17,770
	SeaWorld Entertainment Inc.	624,172	17,683
	American Eagle Outfitters Inc.	1,574,242	17,663
*	ANN Inc.	425,853	17,520
*	Five Below Inc.	436,900	17,437
	Ryland Group Inc.	431,878	17,033
*	Skechers U.S.A. Inc. Class A	367,564	16,798
*	Life Time Fitness Inc.	343,434	16,739
	Meredith Corp.	344,287	16,650
	Group 1 Automotive Inc.	195,506	16,483
	Cooper Tire & Rubber Co.	539,338	16,180
*,^	Sears Holdings Corp.	404,038	16,145
	Aramark	616,153	15,946
*	Marriott Vacations Worldwide Corp.	271,480	15,917
^	Regal Entertainment Group Class A	737,502	15,561
*	DreamWorks Animation SKG Inc. Class A	666,950	15,513
*	Bloomin' Brands Inc.	690,906	15,497
	KB Home	826,217	15,434
	Choice Hotels International Inc.	326,075	15,361
*	Shutterfly Inc.	354,955	15,284
	Burger King Worldwide Inc.	555,324	15,116
*	Helen of Troy Ltd.	247,154	14,985
	Guess? Inc.	551,762	14,898
	Monro Muffler Brake Inc.	277,459	14,758
*	Meritage Homes Corp.	340,316	14,365
	Texas Roadhouse Inc. Class A	551,974	14,351
*	Gentherm Inc.	321,258	14,280
	Rent-A-Center Inc.	489,315	14,034
*	Dorman Products Inc.	281,466	13,882
	Nexstar Broadcasting Group Inc. Class A	267,786	13,820

2

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Pinnacle Entertainment Inc.	548,465	13,810
	Pier 1 Imports Inc.	878,353	13,535
	Morningstar Inc.	188,089	13,507
*	G-III Apparel Group Ltd.	163,803	13,376
*	Express Inc.	779,062	13,267
	Finish Line Inc. Class A	442,292	13,154
*	Hibbett Sports Inc.	239,695	12,984
*	Crocs Inc.	823,755	12,381
*	Vitamin Shoppe Inc.	283,047	12,177
*	Belmond Ltd. Class A	825,015	11,996
*	Standard Pacific Corp.	1,392,471	11,975
*	American Axle & Manufacturing Holdings Inc.	631,968	11,938
	DineEquity Inc.	150,099	11,931
	Papa John's International Inc.	279,862	11,863
^	Buckle Inc.	260,771	11,568
	Bob Evans Farms Inc.	229,331	11,478
*	Bright Horizons Family Solutions Inc.	265,355	11,394
*	Conn's Inc.	230,667	11,393
	La-Z-Boy Inc.	486,831	11,280
*,^	Outerwall Inc.	186,404	11,063
*,^	iRobot Corp.	268,814	11,008
	MDC Holdings Inc.	362,418	10,978
	Brown Shoe Co. Inc.	380,946	10,899
*	Fiesta Restaurant Group Inc.	229,178	10,636
^	Sturm Ruger & Co. Inc.	179,482	10,591
	Matthews International Corp. Class A	253,953	10,557
	Churchill Downs Inc.	116,636	10,510
*	Select Comfort Corp.	508,464	10,505
	Drew Industries Inc.	205,398	10,272
*	Sonic Corp.	462,092	10,203
	National CineMedia Inc.	569,543	9,973
	Children's Place Inc.	200,172	9,935
	Columbia Sportswear Co.	118,815	9,820
*	Krispy Kreme Doughnuts Inc.	612,471	9,787
	Core-Mark Holding Co. Inc.	213,564	9,745
*	Popeyes Louisiana Kitchen Inc.	222,035	9,705
*	Tumi Holdings Inc.	446,791	8,994
	Oxford Industries Inc.	134,487	8,966
*	Loral Space & Communications Inc.	123,236	8,958
*	LifeLock Inc.	638,149	8,909
*	Cooper-Standard Holding Inc.	132,925	8,794
*	Barnes & Noble Inc.	380,233	8,666
*	Red Robin Gourmet Burgers Inc.	121,633	8,660
	International Speedway Corp. Class A	259,796	8,646
*	BJ's Restaurants Inc.	246,461	8,604
	Standard Motor Products Inc.	192,120	8,582
*	Boyd Gaming Corp.	698,835	8,477
	Sonic Automotive Inc. Class A	316,472	8,443
	Scholastic Corp.	246,113	8,390
*	Burlington Stores Inc.	262,441	8,361
	Cato Corp. Class A	265,914	8,217
*	Multimedia Games Holding Co. Inc.	275,641	8,170
	Interval Leisure Group Inc.	371,327	8,147
*	Ascent Capital Group Inc. Class A	120,635	7,963
*	Penn National Gaming Inc.	628,962	7,636
*,^	Smith & Wesson Holding Corp.	520,433	7,567
	Movado Group Inc.	179,620	7,485
*	Universal Electronics Inc.	151,662	7,413
*	Modine Manufacturing Co.	457,242	7,197
	Regis Corp.	509,257	7,170
*	Biglari Holdings Inc.	16,836	7,121
*,^	Caesars Entertainment Corp.	386,493	6,988
*	EW Scripps Co. Class A	329,280	6,968
*	Winnebago Industries Inc.	275,894	6,947

3

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Federal-Mogul Holdings Corp.	341,524	6,909
	Capella Education Co.	126,971	6,906
*	Rentrak Corp.	126,232	6,621
	Ethan Allen Interiors Inc.	261,320	6,465
*	Francesca's Holdings Corp.	435,513	6,419
*	Carmike Cinemas Inc.	182,273	6,403
*	Denny's Corp.	972,393	6,340
*	Strayer Education Inc.	118,109	6,202
*	Beazer Homes USA Inc.	295,130	6,192
*	K12 Inc.	256,221	6,167
*	Zumiez Inc.	220,892	6,094
*	American Public Education Inc.	176,867	6,081
	Stage Stores Inc.	325,172	6,077
*	Pep Boys-Manny Moe & Jack	528,014	6,051
	Fred's Inc. Class A	390,650	5,973
*	Steiner Leisure Ltd.	135,955	5,885
*	Tuesday Morning Corp.	327,140	5,830
*	FTD Cos. Inc.	182,972	5,817
*,^	Mattress Firm Holding Corp.	119,964	5,728
*	Taylor Morrison Home Corp. Class A	249,183	5,587
*	Libbey Inc.	208,232	5,547
	Nutrisystem Inc.	315,019	5,390
*	La Quinta Holdings Inc.	280,325	5,365
	Arctic Cat Inc.	136,020	5,362
^	Weight Watchers International Inc.	264,579	5,337
*	Scientific Games Corp. Class A	475,553	5,288
*	Unifi Inc.	189,640	5,221
*	M/I Homes Inc.	215,099	5,220
*	Cumulus Media Inc. Class A	791,379	5,215
*	Gray Television Inc.	394,091	5,174
*	Del Frisco's Restaurant Group Inc.	186,438	5,138
	Callaway Golf Co.	604,195	5,027
	Haverty Furniture Cos. Inc.	196,177	4,930
	Superior Industries International Inc.	232,881	4,802
*	Cavco Industries Inc.	56,134	4,788
*	Vera Bradley Inc.	217,116	4,748
*	Hovnanian Enterprises Inc. Class A	912,657	4,700
	Ruth's Hospitality Group Inc.	375,716	4,640
*	Ruby Tuesday Inc.	610,781	4,636
^	CBS Outdoor Americas Inc.	138,057	4,512
*	Tower International Inc.	120,471	4,438
*	Quiksilver Inc.	1,226,278	4,390
	Extended Stay America Inc.	186,990	4,331
*	Lands' End Inc.	124,099	4,167
*	Chuy's Holdings Inc.	114,328	4,150
*,^	Tile Shop Holdings Inc.	253,655	3,878
^	World Wrestling Entertainment Inc. Class A	324,225	3,868
*,^	Media General Inc.	183,136	3,760
*	Blue Nile Inc.	132,653	3,714
^	PetMed Express Inc.	271,639	3,662
*	Journal Communications Inc. Class A	410,321	3,640
	Stein Mart Inc.	261,693	3,635
	Entravision Communications Corp. Class A	581,230	3,615
	Marcus Corp.	194,268	3,545
	Harte-Hanks Inc.	489,066	3,516
	Clear Channel Outdoor Holdings Inc. Class A	415,906	3,402
*	MarineMax Inc.	202,834	3,395
	Speedway Motorsports Inc.	182,222	3,326
	NACCO Industries Inc. Class A	65,349	3,307
	Strattec Security Corp.	50,676	3,268
	AH Belo Corp. Class A	272,851	3,233
	Destination Maternity Corp.	141,777	3,228
*	RetailMeNot Inc.	118,842	3,162
*	LeapFrog Enterprises Inc.	428,000	3,146

4

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Overstock.com Inc.	199,131	3,140
*	William Lyon Homes Class A	100,200	3,050
*	McClatchy Co. Class A	544,895	3,024
*	Citi Trends Inc.	140,821	3,022
*	Famous Dave's of America Inc.	105,294	3,022
*	Nautilus Inc.	262,423	2,910
	ClubCorp Holdings Inc.	156,436	2,900
*	Kirkland's Inc.	155,873	2,891
*	America's Car-Mart Inc.	72,750	2,877
*,^	Noodles & Co. Class A	83,550	2,873
*	Career Education Corp.	601,663	2,816
*	Motorcar Parts of America Inc.	114,571	2,790
	Big 5 Sporting Goods Corp.	224,697	2,757
*,^	Container Store Group Inc.	98,938	2,749
*	Christopher & Banks Corp.	309,051	2,707
*	Morgans Hotel Group Co.	339,872	2,695
	AMC Entertainment Holdings Inc.	107,000	2,661
*	ITT Educational Services Inc.	156,878	2,618
*,^	Aeropostale Inc.	747,284	2,608
*	Sizmek Inc.	269,154	2,565
	Universal Technical Institute Inc.	211,109	2,563
*	Stoneridge Inc.	231,241	2,479
	Shoe Carnival Inc.	119,753	2,473
*	VOXX International Corp. Class A	259,811	2,445
	Collectors Universe Inc.	124,595	2,441
	Saga Communications Inc. Class A	55,722	2,380
*	Orbitz Worldwide Inc.	265,455	2,363
*	Diamond Resorts International Inc.	99,153	2,307
	Marine Products Corp.	259,660	2,155
*	New Media Investment Group Inc.	151,873	2,143
*	Jamba Inc.	176,103	2,131
	Flexsteel Industries Inc.	59,627	1,989
*	Sears Hometown and Outlet Stores Inc.	91,123	1,956
*	Fuel Systems Solutions Inc.	172,303	1,919
	Carriage Services Inc. Class A	112,028	1,919
*	GoPro Inc. Class A	46,657	1,892
*	Bridgepoint Education Inc.	141,997	1,886
*,^	JAKKS Pacific Inc.	233,119	1,804
*	Vince Holding Corp.	49,098	1,798
*	Houghton Mifflin Harcourt Co.	93,100	1,784
	Escalade Inc.	110,334	1,781
	Spartan Motors Inc.	383,002	1,739
*	Bravo Brio Restaurant Group Inc.	111,142	1,735
	Lifetime Brands Inc.	108,496	1,706
	Cherokee Inc.	108,760	1,652
	CSS Industries Inc.	61,983	1,634
	Remy International Inc.	69,936	1,633
*	hhgregg Inc.	159,657	1,624
*	ValueVision Media Inc. Class A	324,464	1,619
*	Tandy Leather Factory Inc.	173,075	1,575
*	Perry Ellis International Inc.	88,222	1,539
*	Isle of Capri Casinos Inc.	179,195	1,534
*	Gaiam Inc. Class A	198,738	1,526
*	Lee Enterprises Inc.	340,043	1,513
*,^	TRI Pointe Homes Inc.	95,665	1,504
*	Destination XL Group Inc.	269,687	1,486
	Culp Inc.	84,945	1,479
*	Entercom Communications Corp. Class A	135,021	1,449
*,^	Central European Media Enterprises Ltd. Class A	512,307	1,445
	RG Barry Corp.	76,093	1,442
*	MTR Gaming Group Inc.	266,954	1,428
	Bassett Furniture Industries Inc.	107,354	1,413
*	Black Diamond Inc.	124,661	1,399
*	Dixie Group Inc.	132,074	1,399

5

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	SFX Entertainment Inc.	172,502	1,397
	Weyco Group Inc.	50,898	1,395
	Hooker Furniture Corp.	84,650	1,366
*	Crown Media Holdings Inc. Class A	374,835	1,361
*	Nathan's Famous Inc.	24,865	1,347
*	1-800-Flowers.com Inc. Class A	225,149	1,306
	Rocky Brands Inc.	89,284	1,271
*	Ambassadors Group Inc.	269,686	1,243
*	ZAGG Inc.	227,679	1,236
	Town Sports International Holdings Inc.	177,178	1,178
*	Carrols Restaurant Group Inc.	164,097	1,168
*	Systemax Inc.	80,871	1,162
*	Monarch Casino & Resort Inc.	75,503	1,143
*	West Marine Inc.	110,584	1,135
*	Radio One Inc.	225,471	1,112
*	Shiloh Industries Inc.	59,757	1,103
*	Kona Grill Inc.	56,567	1,098
*,^	Coupons.com Inc.	41,367	1,088
	Winmark Corp.	15,018	1,046
*	Emmis Communications Corp. Class A	348,385	1,042
	Ark Restaurants Corp.	46,300	1,030
	bebe stores inc	332,034	1,013
*	Martha Stewart Living Omnimedia Inc. Class A	213,803	1,005
*	Luby's Inc.	169,682	998
*	Rick's Cabaret International Inc.	93,202	952
*	Insignia Systems Inc.	291,212	949
^	Blyth Inc.	121,809	948
*	Century Casinos Inc.	158,058	915
*,^	RadioShack Corp.	922,324	914
*,^	Wet Seal Inc. Class A	998,556	909
	Einstein Noah Restaurant Group Inc.	55,326	889
^	Bon-Ton Stores Inc.	85,107	877
	Lincoln Educational Services Corp.	186,818	839
	Beasley Broadcasting Group Inc. Class A	131,564	835
*,^	Dex Media Inc.	71,574	797
*,^	UQM Technologies Inc.	349,913	794
*	Ballantyne Strong Inc.	188,977	790
	Frisch's Restaurants Inc.	32,865	776
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	129,056	746
	Trans World Entertainment Corp.	195,751	744
*	Delta Apparel Inc.	50,959	730
*	Potbelly Corp.	44,581	712
	Dover Motorsports Inc.	244,223	706
*	Red Lion Hotels Corp.	123,596	677
*	Lakes Entertainment Inc.	138,612	653
*	Joe's Jeans Inc.	612,767	650
*	Gaming Partners International Corp.	74,766	610
	Johnson Outdoors Inc. Class A	22,680	585
*	Vitacost.com Inc.	88,649	555
*	Tilly's Inc. Class A	68,928	554
*	Reading International Inc. Class A	60,697	518
*	Turtle Beach Corp.	53,974	499
*	Geeknet Inc.	39,271	490
*	Skullcandy Inc.	67,534	490
*	New York & Co. Inc.	121,354	448
	Sypris Solutions Inc.	79,234	442
*	Perfumania Holdings Inc.	64,749	440
*	Emerson Radio Corp.	246,030	438
*	Installed Building Products Inc.	33,900	415
*	Spanish Broadcasting System Inc.	73,134	412
*	Intrawest Resorts Holdings Inc.	35,500	407
*	Charles & Colvard Ltd.	182,786	402
*	Summer Infant Inc.	135,595	391
*	Pacific Sunwear of California Inc.	162,419	387

6

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	ReachLocal Inc.	51,783	364
*,^	Pizza Inn Holdings Inc.	57,776	360
*	Dover Downs Gaming & Entertainment Inc.	247,196	339
*,^	Education Management Corp.	193,883	328
*,^	dELiA*s Inc.	423,285	326
*	Malibu Boats Inc. Class A	16,175	325
*,^	Zoe's Kitchen Inc.	9,411	324
*	Full House Resorts Inc.	227,501	321
	Superior Uniform Group Inc.	18,311	297
*	Learning Tree International Inc.	113,615	291
	Gordmans Stores Inc.	66,947	288
*	2U Inc.	15,685	264
*	Cambium Learning Group Inc.	117,787	257
*,^	Corinthian Colleges Inc.	857,672	254
*,^	American Apparel Inc.	277,753	250
*,^	Cache Inc.	155,257	250
*	Skyline Corp.	56,914	234
*	Forward Industries Inc.	190,865	233
*	Cobra Electronics Corp.	62,713	232
*	Ignite Restaurant Group Inc.	15,498	226
*	Books-A-Million Inc.	101,558	221
*	Build-A-Bear Workshop Inc.	15,500	207
*	Stanley Furniture Co. Inc.	76,292	204
*	WCI Communities Inc.	10,500	203
*	Sequential Brands Group Inc.	13,854	191
*	Fox Factory Holding Corp.	10,180	179
*	CafePress Inc.	33,950	176
*,^	You On Demand Holdings Inc.	65,243	176
*	NTN Buzztime Inc.	287,989	153
*	Premier Exhibitions Inc.	185,197	150
*,^	Comstock Holding Cos. Inc. Class A	122,728	146
*	UCP Inc.	9,825	134
*	Empire Resorts Inc.	18,180	130
*	Lakeland Industries Inc.	17,187	123
*	US Auto Parts Network Inc.	30,115	109
*	Daily Journal Corp.	500	103
*	Chegg Inc.	13,900	98
*	Appliance Recycling Centers of America Inc.	24,098	96
*	Cosi Inc.	48,560	55
*	SPAR Group Inc.	33,227	50
	Salem Communications Corp. Class A	5,200	49
*	Wells-Gardner Electronics Corp.	29,185	40
*	Hemisphere Media Group Inc.	3,097	39
*	LGI Homes Inc.	2,000	37
*	JTH Holding Inc. Class A	1,000	33
*	Diversified Restaurant Holdings Inc.	6,700	32
*	Nevada Gold & Casinos Inc.	30,913	31
*	Sport Chalet Inc. Class A	27,740	23
*,^	Body Central Corp.	26,200	23
*	Entertainment Gaming Asia Inc.	22,710	17
*,^	EveryWare Global Inc.	8,408	11
*	Nova Lifestyle Inc.	1,600	7
*	Digital Cinema Destinations Corp. Class A	400	2
*	Good Times Restaurants Inc.	600	2
*	Hastings Entertainment Inc.	603	2
*	Here Media Inc.	12,670	—
			5,978,437
Consumer Staples (3.1%)
	Bunge Ltd.	1,349,560	102,081
	Church & Dwight Co. Inc.	1,246,881	87,219
	Hillshire Brands Co.	1,125,389	70,112
	Energizer Holdings Inc.	565,663	69,028
*	Rite Aid Corp.	8,231,931	59,023
*	WhiteWave Foods Co. Class A	1,595,337	51,641

7

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Ingredion Inc.	684,255	51,347
^	Herbalife Ltd.	737,872	47,622
*	Hain Celestial Group Inc.	461,868	40,986
	Nu Skin Enterprises Inc. Class A	540,949	40,009
	Flowers Foods Inc.	1,623,669	34,227
*	Darling Ingredients Inc.	1,523,043	31,832
*	United Natural Foods Inc.	454,774	29,606
*	Sprouts Farmers Market Inc.	834,230	27,296
*	TreeHouse Foods Inc.	338,285	27,086
	Casey's General Stores Inc.	356,348	25,048
*	Post Holdings Inc.	400,112	20,370
*	Boston Beer Co. Inc. Class A	82,187	18,370
	Sanderson Farms Inc.	188,555	18,328
	Spectrum Brands Holdings Inc.	200,734	17,269
	Lancaster Colony Corp.	179,897	17,119
	Pinnacle Foods Inc.	500,208	16,457
	B&G Foods Inc.	497,803	16,273
*	Pilgrim's Pride Corp.	553,347	15,140
	Dean Foods Co.	856,723	15,070
*	SUPERVALU Inc.	1,833,057	15,068
	PriceSmart Inc.	159,299	13,865
*,^	Susser Holdings Corp.	167,231	13,499
	J&J Snack Foods Corp.	135,595	12,762
	Andersons Inc.	246,066	12,692
*,^	Fresh Market Inc.	372,764	12,476
	Vector Group Ltd.	591,895	12,240
	Snyder's-Lance Inc.	453,716	12,005
	Universal Corp.	215,047	11,903
	Fresh Del Monte Produce Inc.	338,955	10,389
	Cal-Maine Foods Inc.	138,359	10,283
	WD-40 Co.	131,245	9,872
	Coty Inc. Class A	534,088	9,149
*,^	Seaboard Corp.	2,912	8,795
*	Boulder Brands Inc.	536,736	7,611
	SpartanNash Co.	350,659	7,367
	Tootsie Roll Industries Inc.	225,438	6,637
*	Diamond Foods Inc.	225,237	6,352
	Weis Markets Inc.	119,761	5,477
*	Annie's Inc.	160,360	5,423
*	Elizabeth Arden Inc.	241,147	5,165
*	Medifast Inc.	155,886	4,740
*	USANA Health Sciences Inc.	60,421	4,721
*	Chiquita Brands International Inc.	434,447	4,714
*	Revlon Inc. Class A	151,462	4,620
*	Central Garden and Pet Co. Class A	493,828	4,543
	Inter Parfums Inc.	148,476	4,387
	Calavo Growers Inc.	126,231	4,270
	Coca-Cola Bottling Co. Consolidated	48,459	3,570
*	National Beverage Corp.	186,972	3,538
*	Pantry Inc.	218,109	3,533
	Ingles Markets Inc. Class A	125,510	3,307
*	Harbinger Group Inc.	238,311	3,027
*	Chefs' Warehouse Inc.	152,339	3,012
*	Omega Protein Corp.	180,582	2,470
	John B Sanfilippo & Son Inc.	92,466	2,448
*	Alliance One International Inc.	897,930	2,245
*	Nutraceutical International Corp.	91,360	2,180
*	Seneca Foods Corp. Class A	68,986	2,111
*	Farmer Bros Co.	79,219	1,712
	Oil-Dri Corp. of America	52,994	1,620
	United-Guardian Inc.	56,614	1,619
	Limoneira Co.	71,646	1,574
*	Natural Grocers by Vitamin Cottage Inc.	71,281	1,526
	Rocky Mountain Chocolate Factory Inc.	111,705	1,473

8

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Roundy's Inc.	264,172	1,456
	Orchids Paper Products Co.	44,735	1,433
	Alico Inc.	37,251	1,397
	MGP Ingredients Inc.	153,808	1,224
*	Lifeway Foods Inc.	86,865	1,214
	Village Super Market Inc. Class A	48,908	1,156
*	Inventure Foods Inc.	95,837	1,080
*	Lifevantage Corp.	738,611	1,064
	Female Health Co.	186,653	1,028
*	S&W Seed Co.	155,550	1,010
	Nature's Sunshine Products Inc.	53,862	914
*	IGI Laboratories Inc.	155,348	825
*	Craft Brew Alliance Inc.	74,177	820
*	Synutra International Inc.	120,640	810
*,^	Rock Creek Pharmaceuticals Inc.	1,359,647	802
*	Fairway Group Holdings Corp.	97,327	647
*	Natural Alternatives International Inc.	112,367	606
^	Liberator Medical Holdings Inc.	146,531	549
*	Primo Water Corp.	60,142	287
*	Reed's Inc.	23,806	125
*	Castle Brands Inc.	132,889	118
*	Mannatech Inc.	7,432	90
	Reliv International Inc.	44,259	71
*	Coffee Holding Co. Inc.	8,800	62
*	Crystal Rock Holdings Inc.	42,584	34
			1,249,371
Energy (6.6%)
*	Weatherford International plc	7,057,676	162,327
*	Concho Resources Inc.	1,024,766	148,079
*	Cheniere Energy Inc.	2,007,722	143,954
*	Whiting Petroleum Corp.	1,091,179	87,567
	HollyFrontier Corp.	1,822,340	79,618
	Oceaneering International Inc.	990,635	77,398
	Core Laboratories NV	411,684	68,776
*	Continental Resources Inc.	392,753	62,071
	Energen Corp.	667,785	59,353
	Superior Energy Services Inc.	1,436,843	51,928
	SM Energy Co.	615,276	51,745
*	Cobalt International Energy Inc.	2,724,261	49,990
*	Oasis Petroleum Inc.	885,440	49,487
*	Gulfport Energy Corp.	783,803	49,223
	Patterson-UTI Energy Inc.	1,325,444	46,311
*	Dresser-Rand Group Inc.	701,688	44,719
*	WPX Energy Inc.	1,854,036	44,330
*	Ultra Petroleum Corp.	1,405,308	41,724
*	Dril-Quip Inc.	373,287	40,778
	Targa Resources Corp.	261,714	36,527
*	Kodiak Oil & Gas Corp.	2,464,955	35,865
	World Fuel Services Corp.	666,290	32,801
*	Rosetta Resources Inc.	567,922	31,151
*	Oil States International Inc.	484,529	31,053
	SemGroup Corp. Class A	393,820	31,053
*	Diamondback Energy Inc.	333,757	29,638
	CARBO Ceramics Inc.	183,881	28,340
*	Atwood Oceanics Inc.	535,118	28,083
*	Unit Corp.	405,805	27,932
*	Carrizo Oil & Gas Inc.	383,520	26,563
	Bristow Group Inc.	325,381	26,232
	Tidewater Inc.	458,224	25,729
	Exterran Holdings Inc.	542,874	24,424
*	Helix Energy Solutions Group Inc.	911,407	23,979
*,^	SandRidge Energy Inc.	3,345,898	23,923
*	Stone Energy Corp.	506,463	23,697
*	Antero Resources Corp.	339,832	22,303

9

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Athlon Energy Inc.	463,270	22,098
*	Forum Energy Technologies Inc.	591,339	21,542
	PBF Energy Inc. Class A	800,153	21,324
*	PDC Energy Inc.	330,643	20,880
	Energy XXI Bermuda Ltd.	861,161	20,349
	Western Refining Inc.	495,036	18,589
*	Matador Resources Co.	625,484	18,314
*,^	McDermott International Inc.	2,196,281	17,768
*	Sanchez Energy Corp.	466,802	17,547
*,^	Halcon Resources Corp.	2,345,694	17,100
*	Laredo Petroleum Inc.	543,010	16,822
*	Bonanza Creek Energy Inc.	265,752	15,198
*	SEACOR Holdings Inc.	175,626	14,445
*	C&J Energy Services Inc.	426,531	14,408
*	Hornbeck Offshore Services Inc.	301,806	14,161
	Delek US Holdings Inc.	484,049	13,665
	RPC Inc.	549,545	12,909
*	Magnum Hunter Resources Corp.	1,546,742	12,683
*	Rice Energy Inc.	413,369	12,587
*	Bill Barrett Corp.	456,639	12,229
	Comstock Resources Inc.	411,972	11,881
*	Key Energy Services Inc.	1,208,478	11,045
*	Kosmos Energy Ltd.	938,055	10,534
*	Cloud Peak Energy Inc.	565,014	10,408
	Gulfmark Offshore Inc.	228,608	10,329
*	Pioneer Energy Services Corp.	582,701	10,221
*	Newpark Resources Inc.	801,648	9,989
	Green Plains Inc.	291,707	9,588
*	Basic Energy Services Inc.	318,783	9,315
^	EXCO Resources Inc.	1,566,179	9,225
*,^	Goodrich Petroleum Corp.	316,566	8,737
*	Northern Oil and Gas Inc.	532,292	8,671
*	Clayton Williams Energy Inc.	62,933	8,645
*	TETRA Technologies Inc.	733,769	8,644
*	Penn Virginia Corp.	488,591	8,282
*	Matrix Service Co.	244,236	8,009
*	Parker Drilling Co.	1,177,712	7,679
*,^	Clean Energy Fuels Corp.	654,743	7,674
*	Alpha Natural Resources Inc.	2,066,856	7,668
*	Approach Resources Inc.	333,228	7,574
	Arch Coal Inc.	1,988,903	7,259
*	Rex Energy Corp.	405,377	7,179
	CVR Energy Inc.	147,794	7,122
*	Geospace Technologies Corp.	123,769	6,817
*	Synergy Resources Corp.	513,995	6,810
*	Abraxas Petroleum Corp.	1,067,978	6,686
*	Triangle Petroleum Corp.	562,130	6,605
	Frank's International NV	256,371	6,307
	Seventy Seven Energy Inc.	264,700	6,234
*	Contango Oil & Gas Co.	146,047	6,179
*	Hercules Offshore Inc.	1,528,493	6,145
*	Willbros Group Inc.	475,624	5,874
	W&T Offshore Inc.	348,190	5,700
*,^	Swift Energy Co.	432,886	5,619
*	EP Energy Corp. Class A	241,365	5,563
	Tesco Corp.	242,682	5,179
*	ION Geophysical Corp.	1,205,828	5,089
*,^	Solazyme Inc.	428,755	5,051
*	Era Group Inc.	168,484	4,832
*,^	Quicksilver Resources Inc.	1,675,728	4,474
*	RSP Permian Inc.	134,800	4,373
*	Westmoreland Coal Co.	119,899	4,350
*	Warren Resources Inc.	689,176	4,273
*	PetroQuest Energy Inc.	559,975	4,211

10

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	BPZ Resources Inc.	1,356,743	4,179
*	Gastar Exploration Inc.	472,601	4,116
*	VAALCO Energy Inc.	562,715	4,068
*	Resolute Energy Corp.	452,753	3,912
*	RigNet Inc.	71,293	3,837
*	Callon Petroleum Co.	328,473	3,827
*	REX American Resources Corp.	49,305	3,615
	Gulf Island Fabrication Inc.	158,038	3,401
*	Vantage Drilling Co.	1,751,261	3,362
*,^	Emerald Oil Inc.	425,141	3,252
*	PHI Inc.	75,566	3,021
*	Natural Gas Services Group Inc.	88,583	2,929
*,^	Nuverra Environmental Solutions Inc.	138,548	2,786
*	Forest Oil Corp.	1,179,447	2,689
	Panhandle Oil and Gas Inc. Class A	47,137	2,641
*,^	Miller Energy Resources Inc.	407,403	2,607
	Alon USA Energy Inc.	190,624	2,371
	Dawson Geophysical Co.	77,633	2,224
*	Eclipse Resources Corp.	84,250	2,117
*	Harvest Natural Resources Inc.	405,308	2,022
	Evolution Petroleum Corp.	176,465	1,932
*	Mitcham Industries Inc.	137,895	1,928
*	Renewable Energy Group Inc.	161,207	1,849
	Bolt Technology Corp.	93,804	1,721
*,^	Glori Energy Inc.	157,500	1,710
*	FX Energy Inc.	469,419	1,695
*	Pacific Ethanol Inc.	108,592	1,660
*	Midstates Petroleum Co. Inc.	215,281	1,556
*	Ring Energy Inc.	87,800	1,532
*	Jones Energy Inc.	73,871	1,514
*,^	Cal Dive International Inc.	1,099,177	1,451
*,^	Hyperdynamics Corp.	418,125	1,359
	Adams Resources & Energy Inc.	17,253	1,348
*	PHI Inc. NV	28,350	1,264
*,^	CAMAC Energy Inc.	1,747,361	1,223
*	US Energy Corp. Wyoming	269,858	1,168
*	Apco Oil and Gas International Inc.	80,609	1,163
*,^	Uranium Energy Corp.	728,904	1,137
*,^	ZaZa Energy Corp.	1,264,013	1,112
*,^	Royale Energy Inc.	291,305	1,017
*,^	Amyris Inc.	240,484	897
*	Isramco Inc.	7,045	896
*	Saratoga Resources Inc.	501,406	882
*	CHC Group Ltd.	91,300	771
*	Magellan Petroleum Corp.	344,949	759
*,^	Endeavour International Corp.	533,144	730
*	TransAtlantic Petroleum Ltd.	62,000	706
	Hallador Energy Co.	69,852	663
*	Forbes Energy Services Ltd.	130,816	598
*,^	Uranerz Energy Corp.	386,967	573
*	Synthesis Energy Systems Inc.	280,760	528
*	TGC Industries Inc.	95,718	522
*,^	Zion Oil & Gas Inc.	234,790	486
*	Uranium Resources Inc.	183,701	474
*	Syntroleum Corp.	111,323	373
*	BioFuel Energy Corp.	51,681	355
*,^	Gevo Inc.	402,933	347
*	American Eagle Energy Corp.	56,877	341
*	Pyramid Oil Co.	56,343	327
*	Escalera Resources Co.	116,717	308
*,^	GreenHunter Resources Inc.	142,231	282
*	Tengasco Inc.	558,194	246
*	FieldPoint Petroleum Corp.	35,776	197
*	PrimeEnergy Corp.	2,726	175

11

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Barnwell Industries Inc.	46,909	151
*	Lucas Energy Inc.	233,203	135
*,^	Ceres Inc.	161,449	108
*	Lilis Energy Inc.	44,772	78
*	PostRock Energy Corp.	45,606	68
*	Vertex Energy Inc.	6,600	64
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	54
*	PEDEVCO Corp.	16,800	34
*,^	KiOR Inc.	64,371	23
*	SAExploration Holdings Inc.	100	1
*	James River Coal Co.	253	—
			2,630,805
Financials (22.1%)
	American Realty Capital Properties Inc.	8,271,848	103,646
	Annaly Capital Management Inc.	8,691,438	99,343
	SL Green Realty Corp.	875,626	95,802
	Realty Income Corp.	2,031,303	90,230
*	Markel Corp.	128,153	84,022
	CIT Group Inc.	1,811,034	82,873
	American Capital Agency Corp.	3,236,009	75,755
	Federal Realty Investment Trust	617,064	74,615
^	Digital Realty Trust Inc.	1,241,429	72,400
	Willis Group Holdings plc	1,640,787	71,046
	TD Ameritrade Holding Corp.	2,175,408	68,199
	Everest Re Group Ltd.	422,918	67,874
	Arthur J Gallagher & Co.	1,441,054	67,153
*	Alleghany Corp.	151,034	66,171
	UDR Inc.	2,306,441	66,033
	New York Community Bancorp Inc.	4,060,068	64,880
	First Republic Bank	1,137,273	62,539
*	Arch Capital Group Ltd.	1,082,565	62,183
	Lazard Ltd. Class A	1,190,151	61,364
*	Signature Bank	458,573	57,863
	NorthStar Realty Finance Corp.	3,325,561	57,798
	Raymond James Financial Inc.	1,139,050	57,784
	Camden Property Trust	785,060	55,857
	Duke Realty Corp.	3,027,347	54,977
	Extra Space Storage Inc.	1,010,958	53,834
*	SVB Financial Group	457,045	53,301
	Jones Lang LaSalle Inc.	408,974	51,690
	Liberty Property Trust	1,357,011	51,471
	Alexandria Real Estate Equities Inc.	657,324	51,035
*	Realogy Holdings Corp.	1,340,600	50,554
	Mid-America Apartment Communities Inc.	688,213	50,274
	Protective Life Corp.	723,364	50,151
	Reinsurance Group of America Inc. Class A	633,838	50,010
	Waddell & Reed Financial Inc. Class A	785,332	49,154
*	MSCI Inc. Class A	1,070,918	49,102
	Starwood Property Trust Inc.	2,029,782	48,248
	Regency Centers Corp.	847,280	47,177
	DDR Corp.	2,670,732	47,085
	Kilroy Realty Corp.	754,348	46,981
	East West Bancorp Inc.	1,315,785	46,039
*	Howard Hughes Corp.	287,190	45,327
	Senior Housing Properties Trust	1,865,504	45,313
	Voya Financial Inc.	1,237,989	44,989
	HCC Insurance Holdings Inc.	916,697	44,863
	PartnerRe Ltd.	407,767	44,532
	Taubman Centers Inc.	580,513	44,009
	WR Berkley Corp.	948,661	43,933
	SEI Investments Co.	1,303,968	42,731
	Omega Healthcare Investors Inc.	1,151,404	42,441
	National Retail Properties Inc.	1,129,438	42,004
	Eaton Vance Corp.	1,107,619	41,857

12

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Hospitality Properties Trust	1,373,826	41,764
	Rayonier Inc.	1,154,472	41,041
	Axis Capital Holdings Ltd.	919,745	40,726
	RenaissanceRe Holdings Ltd.	371,644	39,766
*	Ocwen Financial Corp.	1,059,278	39,299
	Spirit Realty Capital Inc.	3,428,075	38,943
	American Financial Group Inc.	653,842	38,943
	CBOE Holdings Inc.	785,213	38,640
	Cullen/Frost Bankers Inc.	485,691	38,574
	BioMed Realty Trust Inc.	1,757,697	38,371
	PacWest Bancorp	884,039	38,164
	American Campus Communities Inc.	961,525	36,769
	Old Republic International Corp.	2,212,389	36,593
	Assured Guaranty Ltd.	1,459,276	35,752
	Two Harbors Investment Corp.	3,381,820	35,441
	CNO Financial Group Inc.	1,989,627	35,415
	Corrections Corp. of America	1,074,828	35,308
	Highwoods Properties Inc.	833,462	34,964
	LPL Financial Holdings Inc.	700,477	34,842
	WP Carey Inc.	540,941	34,837
	RLJ Lodging Trust	1,195,223	34,530
*	Investors Bancorp Inc.	3,121,015	34,487
	Prosperity Bancshares Inc.	549,632	34,407
	Commerce Bancshares Inc.	738,786	34,354
	Allied World Assurance Co. Holdings AG	900,066	34,221
	Douglas Emmett Inc.	1,203,105	33,952
	Weingarten Realty Investors	1,030,115	33,829
	LaSalle Hotel Properties	953,736	33,657
	Home Properties Inc.	523,561	33,487
	City National Corp.	440,911	33,403
	Brown & Brown Inc.	1,085,399	33,333
*	Popular Inc.	948,400	32,416
	SLM Corp.	3,859,776	32,075
	Equity Lifestyle Properties Inc.	725,576	32,041
	Validus Holdings Ltd.	828,844	31,695
	BankUnited Inc.	934,333	31,281
	Synovus Financial Corp.	1,273,862	31,057
	White Mountains Insurance Group Ltd.	50,932	30,989
	Tanger Factory Outlet Centers Inc.	884,457	30,929
	Chimera Investment Corp.	9,516,370	30,357
	FirstMerit Corp.	1,530,483	30,227
	Columbia Property Trust Inc.	1,154,574	30,030
	CBL & Associates Properties Inc.	1,576,241	29,949
*	Forest City Enterprises Inc. Class A	1,463,022	29,070
*	MGIC Investment Corp.	3,131,295	28,933
	First Niagara Financial Group Inc.	3,277,235	28,643
	Umpqua Holdings Corp.	1,580,607	28,324
	Gaming and Leisure Properties Inc.	821,996	27,923
	MFA Financial Inc.	3,397,445	27,893
*	Portfolio Recovery Associates Inc.	462,165	27,513
	EPR Properties	490,142	27,384
	Aspen Insurance Holdings Ltd.	602,736	27,376
	First American Financial Corp.	983,802	27,340
	CommonWealth REIT	1,030,701	27,128
	Piedmont Office Realty Trust Inc. Class A	1,429,481	27,074
	Federated Investors Inc. Class B	873,160	26,998
	Hancock Holding Co.	761,635	26,901
	Post Properties Inc.	502,995	26,890
	Retail Properties of America Inc.	1,728,709	26,588
*	Stifel Financial Corp.	561,415	26,583
*	Washington Prime Group Inc.	1,418,046	26,574
	Webster Financial Corp.	836,571	26,385
	Sunstone Hotel Investors Inc.	1,764,971	26,351
	Associated Banc-Corp	1,456,578	26,335

13

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Strategic Hotels & Resorts Inc.	2,235,484	26,178
	First Horizon National Corp.	2,189,432	25,967
	StanCorp Financial Group Inc.	404,846	25,910
	Radian Group Inc.	1,745,521	25,851
	Hanover Insurance Group Inc.	406,387	25,663
	TCF Financial Corp.	1,532,164	25,082
	DCT Industrial Trust Inc.	3,006,895	24,687
	Bank of Hawaii Corp.	412,574	24,214
	ProAssurance Corp.	542,364	24,081
	Geo Group Inc.	667,379	23,845
	Primerica Inc.	497,010	23,782
	Sovran Self Storage Inc.	301,181	23,266
	DiamondRock Hospitality Co.	1,810,236	23,207
	Brandywine Realty Trust	1,451,109	22,637
	Healthcare Realty Trust Inc.	888,857	22,595
	Ryman Hospitality Properties Inc.	468,907	22,578
	CubeSmart	1,231,140	22,555
	Corporate Office Properties Trust	809,206	22,504
	UMB Financial Corp.	348,384	22,084
	Pebblebrook Hotel Trust	591,064	21,846
*	St. Joe Co.	855,478	21,755
	Financial Engines Inc.	472,603	21,399
	Fulton Financial Corp.	1,725,647	21,381
*	Texas Capital Bancshares Inc.	395,783	21,353
	Endurance Specialty Holdings Ltd.	411,092	21,208
	Cousins Properties Inc.	1,689,822	21,038
*	Ally Financial Inc.	878,584	21,007
	Medical Properties Trust Inc.	1,576,056	20,867
^	Lexington Realty Trust	1,892,175	20,833
	Washington Federal Inc.	925,366	20,756
	Iberiabank Corp.	298,011	20,619
	Bank of the Ozarks Inc.	598,158	20,008
	Healthcare Trust of America Inc. Class A	1,649,859	19,864
	Invesco Mortgage Capital Inc.	1,139,961	19,790
	Symetra Financial Corp.	868,369	19,747
	FNB Corp.	1,538,001	19,717
	Wintrust Financial Corp.	428,627	19,717
	Glacier Bancorp Inc.	690,886	19,607
	Colony Financial Inc.	839,007	19,482
	BancorpSouth Inc.	780,565	19,179
	MarketAxess Holdings Inc.	350,676	18,958
	United Bankshares Inc.	580,503	18,768
	Evercore Partners Inc. Class A	321,737	18,545
	Valley National Bancorp	1,859,244	18,425
	Susquehanna Bancshares Inc.	1,740,188	18,376
	EastGroup Properties Inc.	286,046	18,373
	PrivateBancorp Inc.	614,053	17,844
	Hatteras Financial Corp.	895,624	17,742
	First Financial Bankshares Inc.	564,708	17,715
	Mack-Cali Realty Corp.	821,067	17,637
	Chambers Street Properties	2,190,951	17,615
	Cathay General Bancorp	687,042	17,561
	First Industrial Realty Trust Inc.	929,763	17,517
	Kemper Corp.	473,979	17,471
	Janus Capital Group Inc.	1,399,497	17,466
	Sun Communities Inc.	347,546	17,322
	Erie Indemnity Co. Class A	229,841	17,298
*	Altisource Portfolio Solutions SA	150,385	17,231
	Artisan Partners Asset Management Inc. Class A	301,241	17,074
	Kennedy-Wilson Holdings Inc.	630,274	16,904
	National Health Investors Inc.	270,075	16,896
	American Equity Investment Life Holding Co.	681,746	16,771
*	Western Alliance Bancorp	704,178	16,759
	Alexander & Baldwin Inc.	397,771	16,488

14

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	New York REIT Inc.	1,479,772	16,366
	DuPont Fabros Technology Inc.	604,798	16,305
	New Residential Investment Corp.	2,580,444	16,257
	Washington REIT	616,227	16,010
	Platinum Underwriters Holdings Ltd.	246,000	15,953
	EverBank Financial Corp.	786,022	15,846
	Mercury General Corp.	336,715	15,839
	Newcastle Investment Corp.	3,255,344	15,593
	PS Business Parks Inc.	186,756	15,592
	Potlatch Corp.	376,093	15,570
	First Citizens BancShares Inc. Class A	63,453	15,546
	Trustmark Corp.	625,647	15,447
*	First Cash Financial Services Inc.	268,004	15,434
*	Enstar Group Ltd.	100,894	15,208
	PennyMac Mortgage Investment Trust	686,576	15,063
	Redwood Trust Inc.	766,290	14,920
	Acadia Realty Trust	526,525	14,790
	Capitol Federal Financial Inc.	1,202,685	14,625
	RLI Corp.	318,682	14,589
*	MBIA Inc.	1,321,069	14,585
	Glimcher Realty Trust	1,344,552	14,562
	Home BancShares Inc.	441,238	14,481
	International Bancshares Corp.	530,937	14,335
	ARMOUR Residential REIT Inc.	3,262,610	14,127
	Chesapeake Lodging Trust	463,821	14,021
	CVB Financial Corp.	872,868	13,992
	Old National Bancorp	978,029	13,966
	Equity One Inc.	586,665	13,839
	Parkway Properties Inc.	669,732	13,830
	MB Financial Inc.	510,427	13,807
*	Virtus Investment Partners Inc.	65,112	13,787
	Santander Consumer USA Holdings Inc.	707,928	13,762
	Altisource Residential Corp.	524,880	13,663
	Home Loan Servicing Solutions Ltd.	600,460	13,648
*	South State Corp.	223,622	13,641
	Community Bank System Inc.	376,180	13,618
	CYS Investments Inc.	1,498,686	13,518
	Education Realty Trust Inc.	1,248,975	13,414
*	Hilltop Holdings Inc.	629,023	13,373
	Hudson Pacific Properties Inc.	509,510	12,911
	Government Properties Income Trust	507,993	12,898
	Selective Insurance Group Inc.	521,320	12,887
	Westamerica Bancorporation	244,688	12,792
	BOK Financial Corp.	191,315	12,742
	Columbia Banking System Inc.	482,678	12,699
	Blackstone Mortgage Trust Inc. Class A	437,637	12,691
	LTC Properties Inc.	323,373	12,625
	Retail Opportunity Investments Corp.	800,841	12,597
	Sabra Health Care REIT Inc.	433,476	12,445
	Argo Group International Holdings Ltd.	239,781	12,255
	Pinnacle Financial Partners Inc.	308,414	12,176
	Greenhill & Co. Inc.	246,583	12,144
	Hersha Hospitality Trust Class A	1,787,023	11,991
	Pennsylvania REIT	635,367	11,958
	STAG Industrial Inc.	497,316	11,941
	First Midwest Bancorp Inc.	699,003	11,904
	Northwest Bancshares Inc.	877,163	11,903
^	AmTrust Financial Services Inc.	284,297	11,886
	Montpelier Re Holdings Ltd.	370,290	11,831
*	WisdomTree Investments Inc.	955,177	11,806
	Horace Mann Educators Corp.	377,233	11,796
	BBCN Bancorp Inc.	736,956	11,754
	Capstead Mortgage Corp.	890,102	11,705
	BGC Partners Inc. Class A	1,569,711	11,679

15

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Cash America International Inc.	260,693	11,583
*	PHH Corp.	499,047	11,468
	Empire State Realty Trust Inc.	693,544	11,443
	HFF Inc. Class A	307,489	11,436
*	Ambac Financial Group Inc.	414,964	11,333
	American Assets Trust Inc.	327,070	11,300
	Union Bankshares Corp.	430,831	11,051
	National Penn Bancshares Inc.	1,034,140	10,941
*	iStar Financial Inc.	729,738	10,931
*	Credit Acceptance Corp.	87,824	10,811
	FelCor Lodging Trust Inc.	1,027,754	10,802
	Brixmor Property Group Inc.	464,177	10,653
*	TFS Financial Corp.	746,545	10,646
	Astoria Financial Corp.	780,317	10,495
	Interactive Brokers Group Inc.	446,622	10,402
*	Capital Bank Financial Corp.	439,939	10,387
	Ramco-Gershenson Properties Trust	619,776	10,301
*,^	Walter Investment Management Corp.	343,866	10,240
	Franklin Street Properties Corp.	808,264	10,168
	CNA Financial Corp.	250,671	10,132
	Boston Private Financial Holdings Inc.	743,635	9,994
*	Encore Capital Group Inc.	217,713	9,889
*	KCG Holdings Inc. Class A	828,482	9,842
	Select Income REIT	331,652	9,830
	NBT Bancorp Inc.	406,989	9,776
	Associated Estates Realty Corp.	534,088	9,624
*	Starwood Waypoint Residential Trust	362,270	9,495
	American Capital Mortgage Investment Corp.	468,795	9,385
	Park National Corp.	120,173	9,277
	First Financial Bancorp	534,077	9,191
	Investors Real Estate Trust	993,752	9,152
	National General Holdings Corp.	518,502	9,022
	ViewPoint Financial Group Inc.	334,166	8,992
*	Greenlight Capital Re Ltd. Class A	272,898	8,989
	First Commonwealth Financial Corp.	963,209	8,881
	Sterling Bancorp	729,950	8,759
	Alexander's Inc.	23,328	8,619
	Provident Financial Services Inc.	497,302	8,613
*	Eagle Bancorp Inc.	252,938	8,537
	Independent Bank Corp.	222,063	8,523
	WesBanco Inc.	272,267	8,451
	Renasant Corp.	290,566	8,447
	Nelnet Inc. Class A	203,686	8,439
*	Piper Jaffray Cos.	162,100	8,392
*	BofI Holding Inc.	113,940	8,371
	American Homes 4 Rent Class A	471,337	8,371
	National Bank Holdings Corp. Class A	419,094	8,357
	OFG Bancorp	453,401	8,347
	Chemical Financial Corp.	296,968	8,339
	Inland Real Estate Corp.	780,813	8,300
	Summit Hotel Properties Inc.	770,006	8,162
*	ICG Group Inc.	390,871	8,161
	First Potomac Realty Trust	611,226	8,019
*,^	World Acceptance Corp.	105,192	7,990
	Infinity Property & Casualty Corp.	117,561	7,904
	Wilshire Bancorp Inc.	765,082	7,857
	Ashford Hospitality Trust Inc.	674,121	7,779
	City Holding Co.	172,240	7,771
	Cohen & Steers Inc.	177,877	7,716
	AMERISAFE Inc.	187,028	7,606
	S&T Bancorp Inc.	302,588	7,519
	Hanmi Financial Corp.	354,785	7,479
	Banner Corp.	186,788	7,402
	Anworth Mortgage Asset Corp.	1,419,242	7,323

16

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Kite Realty Group Trust	1,180,788	7,250
*,^	Nationstar Mortgage Holdings Inc.	199,258	7,233
*	Navigators Group Inc.	107,177	7,186
	Resource Capital Corp.	1,260,885	7,099
	CoreSite Realty Corp.	214,129	7,081
	Saul Centers Inc.	143,340	6,966
	Simmons First National Corp. Class A	175,575	6,916
	Safety Insurance Group Inc.	131,915	6,778
*	Investment Technology Group Inc.	399,460	6,743
*	eHealth Inc.	176,355	6,696
	Flushing Financial Corp.	325,186	6,683
*	Forestar Group Inc.	347,867	6,641
	Maiden Holdings Ltd.	548,022	6,626
	United Fire Group Inc.	224,349	6,578
	Brookline Bancorp Inc.	697,305	6,534
	First Merchants Corp.	306,599	6,482
	Employers Holdings Inc.	301,047	6,376
	American National Insurance Co.	55,515	6,340
	TrustCo Bank Corp. NY	948,386	6,335
	Excel Trust Inc.	474,231	6,322
	United Community Banks Inc.	384,089	6,288
*	Ameris Bancorp	288,798	6,227
	Oritani Financial Corp.	401,794	6,184
	United Financial Bancorp Inc.	455,513	6,172
^	Southside Bancshares Inc.	211,911	6,137
	Northfield Bancorp Inc.	466,629	6,118
	Community Trust Bancorp Inc.	176,694	6,046
	Apollo Residential Mortgage Inc.	359,194	6,006
	CyrusOne Inc.	240,286	5,983
	FBL Financial Group Inc. Class A	129,783	5,970
*	Customers Bancorp Inc.	298,337	5,970
*	Ezcorp Inc. Class A	515,251	5,951
	Getty Realty Corp.	310,958	5,933
	Stewart Information Services Corp.	189,099	5,864
	Sandy Spring Bancorp Inc.	235,072	5,856
	Universal Health Realty Income Trust	134,137	5,832
	State Bank Financial Corp.	343,126	5,802
	Lakeland Financial Corp.	150,485	5,743
	Berkshire Hills Bancorp Inc.	247,163	5,739
	AG Mortgage Investment Trust Inc.	297,710	5,636
	National Western Life Insurance Co. Class A	22,564	5,628
	Urstadt Biddle Properties Inc. Class A	269,241	5,622
	Central Pacific Financial Corp.	280,648	5,571
	Campus Crest Communities Inc.	640,466	5,546
	Apollo Commercial Real Estate Finance Inc.	334,374	5,514
*	PICO Holdings Inc.	226,827	5,389
*	Safeguard Scientifics Inc.	254,772	5,297
	Silver Bay Realty Trust Corp.	317,036	5,174
	BancFirst Corp.	82,061	5,080
	Aviv REIT Inc.	178,310	5,023
	Tompkins Financial Corp.	103,376	4,981
	Winthrop Realty Trust	321,989	4,943
	Washington Trust Bancorp Inc.	134,391	4,942
*	Beneficial Mutual Bancorp Inc.	363,360	4,927
	New York Mortgage Trust Inc.	630,736	4,926
	RAIT Financial Trust	590,570	4,884
	WSFS Financial Corp.	66,032	4,865
	Cardinal Financial Corp.	261,547	4,828
	Rouse Properties Inc.	277,413	4,747
	Dime Community Bancshares Inc.	300,362	4,743
*	Bancorp Inc.	385,400	4,590
*	Tejon Ranch Co.	141,962	4,570
*	Springleaf Holdings Inc.	175,605	4,557
*	First BanCorp	830,734	4,519

17

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Agree Realty Corp.	148,014	4,474
	Southwest Bancorp Inc.	261,036	4,453
	GAMCO Investors Inc.	53,557	4,448
	Great Southern Bancorp Inc.	138,629	4,443
	First Interstate BancSystem Inc.	162,407	4,414
	FXCM Inc. Class A	292,517	4,376
	National Interstate Corp.	155,630	4,361
	Terreno Realty Corp.	221,443	4,281
*	Ladenburg Thalmann Financial Services Inc.	1,345,232	4,238
	Chatham Lodging Trust	193,061	4,228
	Monmouth Real Estate Investment Corp. Class A	420,292	4,220
	Heritage Financial Corp.	258,734	4,163
^	Gramercy Property Trust Inc.	687,337	4,158
*	Green Dot Corp. Class A	216,854	4,116
*	Taylor Capital Group Inc.	189,794	4,058
	Stock Yards Bancorp Inc.	134,059	4,008
*	Metro Bancorp Inc.	173,314	4,007
	TowneBank	252,409	3,965
*	Phoenix Cos. Inc.	81,521	3,945
*	Suffolk Bancorp	176,166	3,930
	Univest Corp. of Pennsylvania	188,943	3,911
	Western Asset Mortgage Capital Corp.	271,922	3,853
	First Financial Corp.	119,308	3,841
	Mercantile Bank Corp.	163,529	3,742
	First Bancorp	203,059	3,726
	MainSource Financial Group Inc.	213,095	3,676
	German American Bancorp Inc.	135,634	3,673
*	NewStar Financial Inc.	260,473	3,662
*	CareTrust REIT Inc.	183,084	3,625
	Meadowbrook Insurance Group Inc.	503,900	3,623
*	Yadkin Financial Corp.	192,016	3,618
*	Kearny Financial Corp.	238,931	3,617
*	Preferred Bank	152,545	3,606
	Arlington Asset Investment Corp. Class A	131,939	3,606
	OmniAmerican Bancorp Inc.	143,439	3,586
	Park Sterling Corp.	537,437	3,542
	State Auto Financial Corp.	150,977	3,537
	Federated National Holding Co.	137,066	3,495
	Arrow Financial Corp.	134,709	3,494
*	Essent Group Ltd.	168,552	3,386
	HCI Group Inc.	82,536	3,351
	Guaranty Bancorp	239,815	3,333
	1st Source Corp.	108,289	3,316
	Cedar Realty Trust Inc.	528,994	3,306
	First Busey Corp.	568,010	3,300
	OneBeacon Insurance Group Ltd. Class A	211,496	3,287
	1st United Bancorp Inc.	377,442	3,254
*	Cowen Group Inc. Class A	765,117	3,229
	Bank Mutual Corp.	551,015	3,196
	Republic Bancorp Inc. Class A	133,430	3,165
	Bryn Mawr Bank Corp.	107,822	3,140
	CoBiz Financial Inc.	291,032	3,134
	Financial Institutions Inc.	133,223	3,120
	Westwood Holdings Group Inc.	51,913	3,117
*	HomeTrust Bancshares Inc.	194,819	3,072
	West Bancorporation Inc.	200,212	3,049
	Federal Agricultural Mortgage Corp.	97,853	3,041
	First Connecticut Bancorp Inc.	189,216	3,037
	OceanFirst Financial Corp.	182,679	3,025
*	Franklin Financial Corp.	138,895	3,014
	Oppenheimer Holdings Inc. Class A	123,568	2,964
*	Citizens Inc. Class A	400,349	2,963
*	Flagstar Bancorp Inc.	162,781	2,946
	Diamond Hill Investment Group Inc.	22,864	2,920

18

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Sun Bancorp Inc.	723,995	2,903
*	INTL. FCStone Inc.	145,197	2,892
	Heartland Financial USA Inc.	116,199	2,874
	One Liberty Properties Inc.	133,010	2,838
*	Tree.com Inc.	95,674	2,788
	Gladstone Commercial Corp.	155,801	2,784
	Heritage Commerce Corp.	338,959	2,769
	Seacoast Banking Corp. of Florida	253,048	2,751
	Ares Commercial Real Estate Corp.	220,774	2,740
	Baldwin & Lyons Inc.	105,093	2,726
*	Walker & Dunlop Inc.	192,348	2,714
	Calamos Asset Management Inc. Class A	202,391	2,710
	Whitestone REIT	180,948	2,698
	Physicians Realty Trust	187,362	2,696
	Universal Insurance Holdings Inc.	207,595	2,693
	Dynex Capital Inc.	303,200	2,683
	Camden National Corp.	68,642	2,661
	First Financial Northwest Inc.	241,916	2,630
*	Meridian Interstate Bancorp Inc.	102,316	2,627
*	NewBridge Bancorp	325,587	2,624
	BNC Bancorp	153,507	2,620
	Ashford Hospitality Prime Inc.	152,692	2,620
	Intervest Bancshares Corp. Class A	337,825	2,615
*	Global Indemnity plc	100,176	2,604
*	Third Point Reinsurance Ltd.	170,513	2,602
	Lakeland Bancorp Inc.	239,169	2,583
	QTS Realty Trust Inc. Class A	89,740	2,569
*	Heritage Oaks Bancorp	332,215	2,535
	Peoples Bancorp Inc.	95,829	2,535
*	Bridge Capital Holdings	104,337	2,526
	Fidelity Southern Corp.	192,465	2,500
*	BBX Capital Corp.	137,883	2,482
*	North Valley Bancorp	113,058	2,464
	ConnectOnc Bancorp Inc.	126,957	2,441
	Hudson Valley Holding Corp.	135,223	2,441
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	166,831	2,392
	RCS Capital Corp. Class A	112,400	2,386
	Pzena Investment Management Inc. Class A	209,705	2,340
	Westfield Financial Inc.	313,310	2,337
*	Orrstown Financial Services Inc.	140,635	2,326
	Capital City Bank Group Inc.	159,936	2,324
^	JAVELIN Mortgage Investment Corp.	164,346	2,317
	RE/MAX Holdings Inc.	77,533	2,294
	Consolidated-Tomoka Land Co.	49,601	2,277
	Crawford & Co. Class B	225,436	2,272
	Centerstate Banks Inc.	198,028	2,218
*	MBT Financial Corp.	400,225	2,189
	Macatawa Bank Corp.	430,909	2,185
	Trico Bancshares	93,268	2,158
	GFI Group Inc.	637,577	2,117
*	CommunityOne Bancorp	217,063	2,106
*	FBR & Co.	76,910	2,087
	BankFinancial Corp.	186,209	2,078
	Territorial Bancorp Inc.	99,477	2,077
*	BSB Bancorp Inc.	119,629	2,053
	Citizens & Northern Corp.	105,013	2,047
	First of Long Island Corp.	52,217	2,041
*	Pacific Mercantile Bancorp	303,388	2,021
*	Pacific Premier Bancorp Inc.	141,697	1,997
	Waterstone Financial Inc.	174,099	1,986
*	Hampton Roads Bankshares Inc.	1,143,522	1,978
*	Riverview Bancorp Inc.	508,380	1,973
	Northrim BanCorp Inc.	76,641	1,960
	EMC Insurance Group Inc.	62,845	1,934

19

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	United Community Financial Corp.	466,935	1,928
*	Republic First Bancorp Inc.	380,930	1,920
*	American Residential Properties Inc.	100,688	1,888
	Independent Bank Corp.	144,903	1,865
	CorEnergy Infrastructure Trust Inc.	250,349	1,855
	National Bankshares Inc.	59,487	1,838
	Enterprise Financial Services Corp.	99,782	1,802
	Simplicity Bancorp Inc.	103,002	1,797
	Kansas City Life Insurance Co.	39,413	1,793
	Meta Financial Group Inc.	44,385	1,775
	First Community Bancshares Inc.	122,926	1,762
	HomeStreet Inc.	94,657	1,739
	AmREIT Inc.	94,648	1,732
*	PennyMac Financial Services Inc. Class A	112,968	1,716
	Arbor Realty Trust Inc.	244,944	1,702
	First Bancorp Inc.	96,706	1,689
*	SWS Group Inc.	229,783	1,673
	Marlin Business Services Corp.	90,968	1,655
	Unity Bancorp Inc.	174,680	1,621
	Cape Bancorp Inc.	150,272	1,612
	Penns Woods Bancorp Inc.	34,122	1,607
	Merchants Bancshares Inc.	48,577	1,554
	MutualFirst Financial Inc.	80,909	1,544
	CNB Financial Corp.	91,654	1,540
	First South Bancorp Inc.	192,141	1,535
	Century Bancorp Inc. Class A	42,768	1,511
*	AV Homes Inc.	90,226	1,475
	American National Bankshares Inc.	67,853	1,474
	Timberland Bancorp Inc.	138,776	1,463
	Pulaski Financial Corp.	125,562	1,431
	JMP Group Inc.	188,890	1,430
	UMH Properties Inc.	141,711	1,421
	Manning & Napier Inc.	82,108	1,417
*	Imperial Holdings Inc.	207,013	1,412
	Peoples Federal Bancshares Inc.	74,276	1,371
*	Farmers Capital Bank Corp.	60,183	1,360
	TF Financial Corp.	31,291	1,329
	Donegal Group Inc. Class B	63,194	1,329
	AmeriServ Financial Inc.	380,876	1,325
*	Cascade Bancorp	253,953	1,323
	Peapack Gladstone Financial Corp.	62,254	1,320
	MicroFinancial Inc.	168,498	1,303
	Donegal Group Inc. Class A	83,869	1,283
	Clifton Bancorp Inc.	101,187	1,282
*	Asta Funding Inc.	154,316	1,273
	ESB Financial Corp.	97,162	1,257
	Heritage Financial Group Inc.	63,161	1,253
	First Defiance Financial Corp.	43,432	1,247
	ESSA Bancorp Inc.	111,835	1,245
	Bank of Commerce Holdings	193,871	1,227
	Provident Financial Holdings Inc.	84,241	1,225
*	Southcoast Financial Corp.	167,773	1,220
	Gain Capital Holdings Inc.	150,633	1,186
*	First United Corp.	132,833	1,165
	Fox Chase Bancorp Inc.	67,211	1,133
	Pacific Continental Corp.	81,617	1,121
	Peoples Bancorp of North Carolina Inc.	68,148	1,105
	Nicholas Financial Inc.	76,810	1,103
	United Insurance Holdings Corp.	63,653	1,099
	Old Line Bancshares Inc.	67,157	1,058
*	United Security Bancshares	187,524	1,043
	Chicopee Bancorp Inc.	61,671	1,042
*	Security National Financial Corp. Class A	243,823	1,041
*	Community Bankers Trust Corp.	236,942	1,038

20

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Bridge Bancorp Inc.	42,746	1,025
	New Hampshire Thrift Bancshares Inc.	67,166	1,022
	Independent Bank Group Inc.	18,253	1,016
	Bank of Marin Bancorp	21,619	986
*	Regional Management Corp.	62,457	966
	Rexford Industrial Realty Inc.	67,412	960
*	Consumer Portfolio Services Inc.	117,078	892
*	ZipRealty Inc.	293,133	888
*	Carolina Bank Holdings Inc.	86,992	856
	Stonegate Bank	33,100	834
	NASB Financial Inc.	34,883	825
*	Ladder Capital Corp. Class A	45,600	824
	Ames National Corp.	34,463	797
	Sierra Bancorp	50,320	795
	Ohio Valley Banc Corp.	34,561	791
	Independence Holding Co.	55,494	784
	BCB Bancorp Inc.	57,260	774
*	VantageSouth Bancshares Inc.	129,099	768
	Banc of California Inc.	68,883	751
	Middleburg Financial Corp.	37,197	744
*	Home Bancorp Inc.	33,732	743
	US Global Investors Inc. Class A	208,904	735
*	Summit Financial Group Inc.	68,467	729
	Ocean Shore Holding Co.	49,411	724
*	Hallmark Financial Services Inc.	67,286	723
*	Maui Land & Pineapple Co. Inc.	105,022	720
	Bank of Kentucky Financial Corp.	20,344	708
	Citizens Community Bancorp Inc.	83,110	706
	Tower Group International Ltd.	391,728	705
	Urstadt Biddle Properties Inc.	38,700	693
	Hawthorn Bancshares Inc.	55,060	689
	Fidelity & Guaranty Life	28,600	685
	Louisiana Bancorp Inc.	34,271	681
	Oak Valley Bancorp	66,347	659
*	American River Bankshares	73,281	640
	Armada Hoffler Properties Inc.	64,992	629
*	ASB Bancorp Inc.	29,456	594
	C&F Financial Corp.	16,060	578
*	Old Second Bancorp Inc.	114,695	570
*	Shore Bancshares Inc.	62,823	566
	Preferred Apartment Communities Inc. Class A	61,877	549
	Investors Title Co.	8,027	541
*	OBA Financial Services Inc.	23,817	533
	Sotherly Hotels Inc.	67,221	526
*	HMN Financial Inc.	46,647	513
*	Parke Bancorp Inc.	43,170	508
*	Colony Bankcorp Inc.	80,138	506
*,^	Doral Financial Corp.	111,274	481
*	Moelis & Co.	14,200	477
	Bar Harbor Bankshares	16,957	473
	Prudential Bancorp Inc.	40,539	467
	Norwood Financial Corp.	16,139	460
*	Eastern Virginia Bankshares Inc.	71,522	458
*	Guaranty Federal Bancshares Inc.	36,149	452
*	Stratus Properties Inc.	27,859	447
*	1st Constitution Bancorp	43,079	437
	Citizens Holding Co.	22,634	431
	QC Holdings Inc.	158,879	426
*	Talmer Bancorp Inc. Class A	30,200	416
	Southern National Bancorp of Virginia Inc.	36,675	409
	MidWestOne Financial Group Inc.	16,328	392
	Central Valley Community Bancorp	29,772	390
*	CU Bancorp	20,330	388
*	First Acceptance Corp.	154,508	379

21

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	First NBC Bank Holding Co.	11,289	378
	HF Financial Corp.	26,106	362
	Hampden Bancorp Inc.	21,407	361
	CIM Commercial Trust Corp.	16,234	352
	FedFirst Financial Corp.	15,441	343
	Premier Financial Bancorp Inc.	20,938	337
*	Investors Capital Holdings Ltd.	46,740	336
*	Marcus & Millichap Inc.	13,019	332
*	Bear State Financial Inc.	36,314	322
*	Tristate Capital Holdings Inc.	22,700	321
	Federal Agricultural Mortgage Corp. Class A	12,788	319
*	Square 1 Financial Inc. Class A	15,686	298
*	BRT Realty Trust	39,982	295
	Monarch Financial Holdings Inc.	24,717	290
	CIFC Corp.	32,062	289
	Codorus Valley Bancorp Inc.	13,006	275
	Horizon Bancorp	12,471	272
	First Marblehead Corp.	51,064	268
	First Citizens Banc Corp.	29,098	262
	SB Financial Group Inc.	31,319	262
	MidSouth Bancorp Inc.	13,005	259
*	Atlanticus Holdings Corp.	91,683	257
*	Xenith Bankshares Inc.	40,283	255
	Ellington Residential Mortgage REIT	14,621	249
	First Savings Financial Group Inc.	9,746	236
	First Bancshares Inc.	16,469	234
	Cheviot Financial Corp.	17,998	224
	Two River Bancorp	26,479	224
	Union Bankshares Inc.	8,739	217
	First Clover Leaf Financial Corp.	21,799	216
	Georgetown Bancorp Inc.	12,400	205
	Five Oaks Investment Corp.	18,020	203
*	Anchor Bancorp Inc.	10,700	203
	Farmers National Banc Corp.	25,317	197
	Old Point Financial Corp.	12,862	196
*	Stonegate Mortgage Corp.	13,783	192
	NB&T Financial Group Inc.	9,807	192
	Valley Financial Corp.	13,798	179
	SI Financial Group Inc.	15,247	176
*	Gleacher & Co. Inc.	16,187	170
*	First Security Group Inc.	77,638	168
	Enterprise Bancorp Inc.	7,746	160
	United Bancshares Inc.	11,489	154
	Life Partners Holdings Inc.	59,239	148
*	New Century Bancorp Inc.	21,884	145
*	Southern First Bancshares Inc.	10,419	140
*	JGWPT Holdings Inc. Class A	12,403	140
	Resource America Inc. Class A	14,811	139
	Wolverine Bancorp Inc.	5,954	135
	IF Bancorp Inc.	7,557	125
	Charter Financial Corp.	11,000	122
*	InterGroup Corp.	6,300	120
*	Impac Mortgage Holdings Inc.	24,416	117
	ZAIS Financial Corp.	7,047	117
	Glen Burnie Bancorp	9,147	113
	Cherry Hill Mortgage Investment Corp.	4,800	96
	Orchid Island Capital Inc.	7,300	95
*	Health Insurance Innovations Inc. Class A	7,600	94
	Greene County Bancorp Inc.	3,483	92
*	Atlantic Coast Financial Corp.	22,663	92
	FS Bancorp Inc.	5,340	92
	LaPorte Bancorp Inc.	8,278	91
*	Severn Bancorp Inc.	19,055	88
*	Hamilton Bancorp Inc.	6,700	87

22

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Naugatuck Valley Financial Corp.	10,037	86
	United Community Bancorp	7,174	84
	Peoples Financial Corp.	6,186	84
	Independence Realty Trust Inc.	8,634	82
*	First Financial Service Corp.	22,276	82
*	Magyar Bancorp Inc.	10,365	81
	CatchMark Timber Trust Inc. Class A	5,700	78
	Sussex Bancorp	8,387	77
	Southwest Georgia Financial Corp.	5,535	77
	United Bancorp Inc.	9,360	76
	Access National Corp.	4,896	74
*	Atlas Financial Holdings Inc.	4,700	71
*	Royal Bancshares of Pennsylvania Inc.	40,173	70
	Kentucky First Federal Bancorp	7,514	66
	Bank of South Carolina Corp.	4,282	64
	Owens Realty Mortgage Inc.	3,200	62
*	1st Century Bancshares Inc.	8,013	61
*	ConnectOne Bancorp Inc.	1,200	60
	Eagle Bancorp Montana Inc.	5,462	57
	Northeast Community Bancorp Inc.	8,054	57
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	53
	First Business Financial Services Inc.	1,032	49
	Oconee Federal Financial Corp.	2,383	43
	Supertel Hospitality Inc.	26,365	41
*	Fortegra Financial Corp.	5,379	41
	Salisbury Bancorp Inc.	1,341	40
	Madison County Financial Inc.	2,107	38
	QCR Holdings Inc.	2,200	38
*	First Capital Bancorp Inc.	8,224	37
*	Malvern Bancorp Inc.	3,103	33
	First Internet Bancorp	1,543	32
	Fauquier Bankshares Inc.	1,931	31
*	Community West Bancshares	4,500	30
*	Porter Bancorp Inc.	26,941	28
*	Jacksonville Bancorp Inc.	2,692	28
	Mackinac Financial Corp.	2,200	27
	Gladstone Land Corp.	2,100	27
	Chemung Financial Corp.	800	24
	LCNB Corp.	1,404	23
	Mid Penn Bancorp Inc.	1,384	21
	Silvercrest Asset Management Group Inc. Class A	1,200	21
	Trade Street Residential Inc.	2,557	19
	ACNB Corp.	948	18
	First West Virginia Bancorp	916	18
	Blue Capital Reinsurance Holdings Ltd.	900	18
*	State Investors Bancorp Inc.	1,013	17
	River Valley Bancorp	669	15
*	Polonia Bancorp Inc.	1,200	12
	First Capital Inc.	511	11
	Elmira Savings Bank	431	11
*	Presidential Realty Corp. Class B	46,000	10
*	Central Federal Corp.	6,416	10
	Griffin Land & Nurseries Inc.	300	9
*	SP Bancorp Inc.	300	9
	Auburn National Bancorporation Inc.	359	9
	Baylake Corp.	655	8
	Hingham Institution for Savings	100	8
	CKX Lands Inc.	399	7
*	Transcontinental Realty Investors Inc.	400	6
	Summit State Bank	400	5
*	Siebert Financial Corp.	1,836	5
*	Patriot National Bancorp Inc.	3,120	4
*	Village Bank and Trust Financial Corp.	2,400	3
	LNB Bancorp Inc.	200	2

23

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Oneida Financial Corp.	194	2
	Stewardship Financial Corp.	400	2
	WashingtonFirst Bankshares Inc.	100	2
*	American Spectrum Realty Inc.	100	—
			8,769,662
Health Care (11.6%)
*	Illumina Inc.	1,177,733	210,272
*	HCA Holdings Inc.	2,875,716	162,133
*	Henry Schein Inc.	782,955	92,913
*	Endo International plc	1,284,990	89,975
*	BioMarin Pharmaceutical Inc.	1,338,608	83,275
	Universal Health Services Inc. Class B	824,677	78,971
*	Incyte Corp. Ltd.	1,383,885	78,106
*	Jazz Pharmaceuticals plc	496,125	72,935
*	Salix Pharmaceuticals Ltd.	581,594	71,740
*	Mettler-Toledo International Inc.	268,000	67,852
*	Alkermes plc	1,325,774	66,726
^	ResMed Inc.	1,287,419	65,182
*	Hologic Inc.	2,540,197	64,394
*	IDEXX Laboratories Inc.	470,798	62,884
	Omnicare Inc.	909,078	60,517
	Cooper Cos. Inc.	439,742	59,598
*	Pharmacyclics Inc.	626,424	56,196
*	Medivation Inc.	702,121	54,119
*	MEDNAX Inc.	911,866	53,025
*	Cubist Pharmaceuticals Inc.	693,080	48,391
*	Community Health Systems Inc.	1,057,522	47,980
	Questcor Pharmaceuticals Inc.	515,766	47,703
*	Covance Inc.	524,693	44,903
*	athenahealth Inc.	346,232	43,324
*,^	Mallinckrodt plc	538,750	43,111
*	Sirona Dental Systems Inc.	507,804	41,874
	Teleflex Inc.	381,965	40,335
*	InterMune Inc.	906,844	40,037
*	Centene Corp.	527,486	39,883
*	Seattle Genetics Inc.	1,032,918	39,509
*	Brookdale Senior Living Inc.	1,149,407	38,321
*	Isis Pharmaceuticals Inc.	1,075,527	37,052
*	Align Technology Inc.	658,473	36,901
*	Alnylam Pharmaceuticals Inc.	581,782	36,751
*	United Therapeutics Corp.	402,791	35,643
*	Team Health Holdings Inc.	648,503	32,386
*	Health Net Inc.	741,301	30,794
*	Cepheid	639,721	30,668
*	Pacira Pharmaceuticals Inc.	330,107	30,324
*	WellCare Health Plans Inc.	405,674	30,288
*	NPS Pharmaceuticals Inc.	892,870	29,509
	HealthSouth Corp.	814,301	29,209
	STERIS Corp.	546,070	29,204
*	VCA Inc.	817,147	28,674
	Techne Corp.	307,573	28,472
*	PAREXEL International Corp.	524,570	27,718
	West Pharmaceutical Services Inc.	652,009	27,502
*,^	Myriad Genetics Inc.	686,350	26,713
*	Alere Inc.	712,444	26,660
*	Intercept Pharmaceuticals Inc.	109,645	25,945
*	Quintiles Transnational Holdings Inc.	480,343	25,597
*	LifePoint Hospitals Inc.	411,992	25,585
*	DexCom Inc.	639,352	25,357
*	Idenix Pharmaceuticals Inc.	1,037,715	25,009
*	Bruker Corp.	1,009,878	24,510
*	Allscripts Healthcare Solutions Inc.	1,476,390	23,696
*	Charles River Laboratories International Inc.	441,506	23,629
*	Envision Healthcare Holdings Inc.	637,059	22,877

24

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	MannKind Corp.	2,051,777	22,549
*	Bio-Rad Laboratories Inc. Class A	186,340	22,307
*	Akorn Inc.	663,822	22,072
	Hill-Rom Holdings Inc.	524,466	21,771
*,^	Theravance Inc.	717,486	21,367
*	Medidata Solutions Inc.	471,938	20,204
*	Insulet Corp.	505,876	20,068
	Owens & Minor Inc.	584,496	19,861
*	Synageva BioPharma Corp.	188,302	19,734
*	Acadia Healthcare Co. Inc.	405,924	18,470
*	Thoratec Corp.	526,997	18,371
*	Impax Laboratories Inc.	601,841	18,049
*,^	OPKO Health Inc.	2,002,528	17,702
*	Medicines Co.	599,297	17,416
*	ACADIA Pharmaceuticals Inc.	766,443	17,314
*	Amsurg Corp.	376,345	17,150
*	Haemonetics Corp.	481,479	16,987
*	MWI Veterinary Supply Inc.	119,292	16,938
*	Air Methods Corp.	326,236	16,850
*	Ironwood Pharmaceuticals Inc. Class A	1,096,689	16,812
*	HMS Holdings Corp.	811,869	16,570
*	Prestige Brands Holdings Inc.	480,797	16,294
*	Magellan Health Inc.	255,150	15,881
*	IMS Health Holdings Inc.	605,600	15,552
*	NuVasive Inc.	425,689	15,142
^	Chemed Corp.	160,737	15,064
*	Nektar Therapeutics	1,158,692	14,854
*	Wright Medical Group Inc.	459,780	14,437
*	Cyberonics Inc.	224,015	13,992
*	Neogen Corp.	338,973	13,718
	Kindred Healthcare Inc.	585,024	13,514
*,^	Celldex Therapeutics Inc.	826,747	13,492
*,^	Exact Sciences Corp.	759,515	12,935
*	Acorda Therapeutics Inc.	383,344	12,923
*	Lannett Co. Inc.	257,836	12,794
*	MedAssets Inc.	558,934	12,766
*,^	Keryx Biopharmaceuticals Inc.	828,166	12,737
*	HeartWare International Inc.	141,352	12,510
*	Globus Medical Inc.	511,423	12,233
*	Puma Biotechnology Inc.	183,608	12,118
*	Emeritus Corp.	378,644	11,984
*	Ligand Pharmaceuticals Inc.	191,512	11,929
*	Dyax Corp.	1,237,636	11,881
*,^	Arena Pharmaceuticals Inc.	2,025,953	11,872
*	Molina Healthcare Inc.	264,542	11,806
	Cantel Medical Corp.	310,967	11,388
*	Masimo Corp.	479,194	11,309
*	Greatbatch Inc.	228,967	11,233
	CONMED Corp.	252,114	11,131
*	Clovis Oncology Inc.	266,915	11,053
*,^	ARIAD Pharmaceuticals Inc.	1,723,031	10,976
*	Sarepta Therapeutics Inc.	347,076	10,339
*	Integra LifeSciences Holdings Corp.	219,543	10,332
*	Hanger Inc.	322,319	10,137
*	ExamWorks Group Inc.	306,015	9,710
*	Novavax Inc.	2,097,102	9,689
*	Neurocrine Biosciences Inc.	650,053	9,647
*	Omnicell Inc.	331,518	9,518
*	Sangamo BioSciences Inc.	621,592	9,492
*,^	ImmunoGen Inc.	794,011	9,409
*	Halozyme Therapeutics Inc.	925,121	9,140
	Analogic Corp.	115,147	9,009
*	Endologix Inc.	588,928	8,958
*	Depomed Inc.	641,418	8,916

25

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Spectranetics Corp.	381,174	8,721
*	Auxilium Pharmaceuticals Inc.	432,399	8,674
	Abaxis Inc.	194,042	8,598
*	Volcano Corp.	482,433	8,496
*,^	Horizon Pharma Inc.	535,379	8,470
*	ABIOMED Inc.	334,130	8,400
*	BioCryst Pharmaceuticals Inc.	654,745	8,348
*	Cardiovascular Systems Inc.	265,796	8,282
*	Furiex Pharmaceuticals Inc.	77,743	8,255
*	AVANIR Pharmaceuticals Inc.	1,459,489	8,232
	Meridian Bioscience Inc.	389,217	8,033
*	Natus Medical Inc.	317,214	7,975
*	PharMerica Corp.	278,166	7,953
*	Premier Inc. Class A	270,088	7,833
	Select Medical Holdings Corp.	500,914	7,814
*	ICU Medical Inc.	127,504	7,754
*	Fluidigm Corp.	261,083	7,676
*	NxStage Medical Inc.	526,447	7,565
*	Affymetrix Inc.	841,845	7,501
*	Aegerion Pharmaceuticals Inc.	230,892	7,409
*	IPC The Hospitalist Co. Inc.	162,624	7,191
*	Bio-Reference Labs Inc.	236,192	7,138
	Computer Programs & Systems Inc.	111,199	7,072
*	Orthofix International NV	192,381	6,974
*,^	Raptor Pharmaceutical Corp.	590,158	6,816
	Quality Systems Inc.	419,170	6,728
*	Repligen Corp.	293,921	6,698
*,^	Theravance Biopharma Inc.	205,899	6,564
*	Luminex Corp.	378,795	6,496
*	Capital Senior Living Corp.	268,182	6,393
*	Quidel Corp.	283,705	6,273
*	Insmed Inc.	312,894	6,252
*	CorVel Corp.	137,135	6,196
*	Merit Medical Systems Inc.	407,074	6,147
*,^	Accuray Inc.	687,846	6,053
*	Cambrex Corp.	288,636	5,975
*,^	Orexigen Therapeutics Inc.	965,611	5,967
*	Tornier NV	254,890	5,959
*	Vanda Pharmaceuticals Inc.	366,297	5,927
*	Achillion Pharmaceuticals Inc.	765,341	5,794
*	Receptos Inc.	135,747	5,783
*	Emergent Biosolutions Inc.	255,198	5,732
	National Healthcare Corp.	101,824	5,732
*	Healthways Inc.	324,480	5,691
	Ensign Group Inc.	183,084	5,690
	Invacare Corp.	308,958	5,676
*,^	Exelixis Inc.	1,662,107	5,635
*,^	Merrimack Pharmaceuticals Inc.	765,047	5,577
*	AMN Healthcare Services Inc.	452,498	5,566
*,^	Inovio Pharmaceuticals Inc.	512,070	5,535
*	Infinity Pharmaceuticals Inc.	432,420	5,509
*	STAAR Surgical Co.	327,901	5,509
*	Momenta Pharmaceuticals Inc.	452,332	5,464
	US Physical Therapy Inc.	157,636	5,390
*	AngioDynamics Inc.	328,655	5,367
*	Array BioPharma Inc.	1,174,536	5,356
*	OraSure Technologies Inc.	614,538	5,291
*	Dynavax Technologies Corp.	3,219,277	5,151
*,^	VIVUS Inc.	965,231	5,135
*	Genomic Health Inc.	187,224	5,130
*	BioScrip Inc.	610,839	5,094
*	Anika Therapeutics Inc.	109,617	5,079
*	Albany Molecular Research Inc.	252,356	5,077
*	Anacor Pharmaceuticals Inc.	285,742	5,066

26

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	MiMedx Group Inc.	697,649	4,946
*	TESARO Inc.	157,283	4,893
*,^	Accelerate Diagnostics Inc.	187,642	4,879
*	Arrowhead Research Corp.	340,791	4,877
*	Amedisys Inc.	290,431	4,862
*	HealthStream Inc.	199,556	4,849
*,^	Geron Corp.	1,507,882	4,840
*,^	Omeros Corp.	278,137	4,840
*	Lexicon Pharmaceuticals Inc.	2,886,600	4,647
*,^	Neuralstem Inc.	1,075,363	4,538
*	KYTHERA Biopharmaceuticals Inc.	116,555	4,472
*	Chimerix Inc.	202,187	4,436
*	AMAG Pharmaceuticals Inc.	212,887	4,411
*	Veeva Systems Inc. Class A	173,192	4,408
*,^	Organovo Holdings Inc.	527,743	4,407
*	Providence Service Corp.	119,198	4,361
*	Prothena Corp. plc	192,566	4,342
*	PTC Therapeutics Inc.	164,915	4,311
*	Gentiva Health Services Inc.	284,277	4,281
*	Sequenom Inc.	1,106,167	4,281
*	Spectrum Pharmaceuticals Inc.	516,945	4,203
*	BioDelivery Sciences International Inc.	344,033	4,152
*	Sagent Pharmaceuticals Inc.	159,825	4,133
*	Ophthotech Corp.	95,859	4,056
*,^	ZIOPHARM Oncology Inc.	1,002,253	4,039
*	GenMark Diagnostics Inc.	293,931	3,977
	Landauer Inc.	94,252	3,959
*	Rigel Pharmaceuticals Inc.	1,079,408	3,918
*	Osiris Therapeutics Inc.	243,543	3,804
	Atrion Corp.	11,655	3,800
*	XOMA Corp.	814,071	3,737
*	Immunomedics Inc.	979,254	3,574
*,^	Dendreon Corp.	1,547,333	3,559
*	LHC Group Inc.	166,162	3,551
*,^	CTI BioPharma Corp.	1,250,457	3,514
*,^	NewLink Genetics Corp.	130,755	3,472
*,^	Rockwell Medical Inc.	288,646	3,461
*,^	TG Therapeutics Inc.	364,570	3,423
*,^	Antares Pharma Inc.	1,278,216	3,413
	Universal American Corp.	405,609	3,379
*,^	TherapeuticsMD Inc.	745,746	3,296
*	Symmetry Medical Inc.	361,402	3,202
*	Repros Therapeutics Inc.	184,509	3,192
*	Triple-S Management Corp. Class B	176,541	3,165
*	AtriCure Inc.	171,828	3,158
	CryoLife Inc.	347,099	3,107
*	Peregrine Pharmaceuticals Inc.	1,640,793	3,085
*,^	Karyopharm Therapeutics Inc.	65,669	3,057
*	Cynosure Inc. Class A	143,145	3,042
*	Cerus Corp.	726,265	3,014
*,^	Ampio Pharmaceuticals Inc.	353,851	2,955
*,^	Galena Biopharma Inc.	965,419	2,954
*	SurModics Inc.	136,983	2,934
*	Zeltiq Aesthetics Inc.	192,516	2,924
*	Epizyme Inc.	93,562	2,912
*	Vascular Solutions Inc.	128,899	2,860
*	Alliance HealthCare Services Inc.	102,661	2,772
*,^	Synergy Pharmaceuticals Inc.	668,524	2,721
*	Progenics Pharmaceuticals Inc.	625,978	2,698
*	Chindex International Inc.	112,790	2,672
*	Aratana Therapeutics Inc.	168,874	2,636
*	Pacific Biosciences of California Inc.	424,239	2,622
*,^	Agios Pharmaceuticals Inc.	57,093	2,616
*	Pain Therapeutics Inc.	442,624	2,545

27

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	Cytori Therapeutics Inc.	1,061,609	2,537
*	Acceleron Pharma Inc.	74,347	2,526
*,^	Unilife Corp.	849,471	2,514
*	RadNet Inc.	373,069	2,473
*	Ultragenyx Pharmaceutical Inc.	53,414	2,398
*	Zogenix Inc.	1,156,328	2,324
*	SciClone Pharmaceuticals Inc.	439,919	2,314
*,^	Synta Pharmaceuticals Corp.	560,441	2,292
*,^	Navidea Biopharmaceuticals Inc.	1,544,497	2,286
*	XenoPort Inc.	471,398	2,277
*,^	Endocyte Inc.	340,142	2,242
*	Sunesis Pharmaceuticals Inc.	342,049	2,230
*,^	Intrexon Corp.	87,857	2,208
*	Durect Corp.	1,205,810	2,195
*	Sucampo Pharmaceuticals Inc. Class A	316,781	2,186
*	Galectin Therapeutics Inc.	157,824	2,180
*,^	IsoRay Inc.	684,009	2,134
*	Corcept Therapeutics Inc.	752,584	2,107
*	Portola Pharmaceuticals Inc.	70,085	2,045
*	RTI Surgical Inc.	468,383	2,037
*	Intra-Cellular Therapies Inc.	119,605	2,017
*	Oncothyreon Inc.	618,850	2,005
*,^	AcelRx Pharmaceuticals Inc.	189,754	1,945
*	Amicus Therapeutics Inc.	580,796	1,940
*	Cempra Inc.	178,916	1,920
*	Harvard Bioscience Inc.	419,921	1,911
*	Curis Inc.	985,157	1,832
*	Durata Therapeutics Inc.	107,120	1,824
*,^	Idera Pharmaceuticals Inc.	626,023	1,815
*	Five Star Quality Care Inc.	362,338	1,815
*	Almost Family Inc.	82,058	1,812
*,^	Northwest Biotherapeutics Inc.	269,127	1,806
*	Surgical Care Affiliates Inc.	62,076	1,805
*	Vocera Communications Inc.	135,061	1,783
*	Threshold Pharmaceuticals Inc.	447,947	1,774
	Pozen Inc.	212,534	1,770
*	Cytokinetics Inc.	360,121	1,721
*	Tetraphase Pharmaceuticals Inc.	127,475	1,720
*	Targacept Inc.	374,550	1,689
*	Cutera Inc.	160,876	1,671
*,^	Insys Therapeutics Inc.	53,292	1,664
	Psychemedics Corp.	116,094	1,644
*	Enzo Biochem Inc.	312,437	1,640
*,^	Ohr Pharmaceutical Inc.	170,334	1,620
*	Revance Therapeutics Inc.	46,900	1,595
*	Enanta Pharmaceuticals Inc.	36,627	1,578
*	Catalyst Pharmaceutical Partners Inc.	622,013	1,574
*,^	CytRx Corp.	374,868	1,567
*	BioTelemetry Inc.	218,186	1,564
	Simulations Plus Inc.	275,993	1,551
*	Bluebird Bio Inc.	39,788	1,535
*,^	TearLab Corp.	312,204	1,520
*	MacroGenics Inc.	69,391	1,508
*	Supernus Pharmaceuticals Inc.	136,309	1,493
*	ANI Pharmaceuticals Inc.	43,193	1,488
*	LDR Holding Corp.	59,003	1,476
*	ArQule Inc.	931,466	1,444
*	Xencor Inc.	123,538	1,435
*	Cross Country Healthcare Inc.	212,092	1,383
*	Foundation Medicine Inc.	51,104	1,378
*	Hyperion Therapeutics Inc.	52,107	1,360
*	Medical Action Industries Inc.	96,383	1,323
*	Heron Therapeutics Inc.	106,236	1,309
	Digirad Corp.	362,665	1,291

28

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	MEI Pharma Inc.	194,664	1,234
*	Relypsa Inc.	50,300	1,223
*	Discovery Laboratories Inc.	676,232	1,204
*,^	NeoStem Inc.	181,788	1,185
*	Alphatec Holdings Inc.	726,219	1,184
*,^	NanoViricides Inc.	279,538	1,182
*	Agenus Inc.	367,000	1,182
*,^	Esperion Therapeutics Inc.	73,609	1,166
*	Five Prime Therapeutics Inc.	74,939	1,165
*	Merge Healthcare Inc.	511,980	1,162
*	Exactech Inc.	45,953	1,159
*	Mirati Therapeutics Inc.	57,680	1,154
*,^	SIGA Technologies Inc.	406,287	1,146
*	Derma Sciences Inc.	97,615	1,128
	LeMaitre Vascular Inc.	133,480	1,104
*	Harvard Apparatus Regenerative Technology Inc.	104,942	1,097
*,^	Athersys Inc.	611,185	1,094
*	Pernix Therapeutics Holdings Inc.	118,747	1,066
*	Stemline Therapeutics Inc.	71,550	1,050
*	Iridex Corp.	124,615	1,036
*	Fonar Corp.	84,467	1,030
*,^	Biolase Inc.	466,211	1,026
*	National Research Corp. Class A	71,848	1,005
*,^	PhotoMedex Inc.	81,196	995
	Utah Medical Products Inc.	19,174	986
*,^	BioTime Inc.	321,572	981
*,^	Rexahn Pharmaceuticals Inc.	1,122,221	976
*	BioSpecifics Technologies Corp.	36,098	973
*,^	Cyclacel Pharmaceuticals Inc.	311,112	955
*,^	Celsion Corp.	269,349	935
*	Phibro Animal Health Corp. Class A	42,300	928
*,^	Dicerna Pharmaceuticals Inc.	41,128	928
*,^	OncoMed Pharmaceuticals Inc.	39,478	920
*	pSivida Corp.	208,743	906
*	Heska Corp.	83,086	893
*	Aerie Pharmaceuticals Inc.	35,813	887
*,^	Palatin Technologies Inc.	890,020	881
*	Nanosphere Inc.	555,902	878
*	Tonix Pharmaceuticals Holding Corp.	60,848	873
*	Verastem Inc.	93,291	845
*	Medgenics Inc.	107,863	838
*	Regulus Therapeutics Inc.	102,446	824
*,^	ImmunoCellular Therapeutics Ltd.	704,322	789
*	PharmAthene Inc.	556,683	785
*	Kindred Biosciences Inc.	42,031	783
*	Regado Biosciences Inc.	113,356	770
*,^	ChemoCentryx Inc.	129,787	759
	Columbia Laboratories Inc.	106,824	732
*,^	Synthetic Biologics Inc.	414,507	713
*	Apricus Biosciences Inc.	314,675	708
*	Icad Inc.	110,160	706
*	Synergetics USA Inc.	223,590	693
*	Addus HomeCare Corp.	30,520	686
*	Alimera Sciences Inc.	109,937	657
*	Vical Inc.	518,951	633
*	Cancer Genetics Inc.	55,907	632
*,^	Hansen Medical Inc.	476,361	624
*	Sunshine Heart Inc.	108,853	610
*	Cardica Inc.	530,862	605
*	Bio-Path Holdings Inc.	197,097	601
*	Sorrento Therapeutics Inc.	89,037	601
*	NanoString Technologies Inc.	39,158	585
	Enzon Pharmaceuticals Inc.	560,380	583
*	AdCare Health Systems Inc.	135,530	580

29

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Hemispherx Biopharma Inc.	1,831,769	568
*,^	BIND Therapeutics Inc.	42,989	567
*,^	Cellular Dynamics International Inc.	38,800	565
*	NeoGenomics Inc.	168,437	559
*,^	EnteroMedics Inc.	357,925	558
*	Inogen Inc.	24,180	545
*	Fibrocell Science Inc.	131,566	525
*,^	StemCells Inc.	256,788	521
*	Skilled Healthcare Group Inc.	81,967	516
*	Biota Pharmaceuticals Inc.	173,040	493
*	Uroplasty Inc.	178,852	479
*	Mast Therapeutics Inc.	761,878	479
*,^	Cel-Sci Corp.	385,953	479
*	Bovie Medical Corp.	128,896	468
*,^	Coronado Biosciences Inc.	271,409	467
*,^	Acura Pharmaceuticals Inc.	408,034	445
*	Achaogen Inc.	31,667	442
*	Stereotaxis Inc.	122,126	434
*	Tandem Diabetes Care Inc.	26,215	426
*	AVEO Pharmaceuticals Inc.	230,301	421
*	PDI Inc.	94,976	416
*	Veracyte Inc.	23,818	408
*,^	Oxygen Biotherapeutics Inc.	98,943	404
*,^	Opexa Therapeutics Inc.	240,435	399
*,^	TrovaGene Inc.	108,585	380
*	Anthera Pharmaceuticals Inc. Class A	111,589	378
*	OncoGenex Pharmaceutical Inc.	98,953	369
*	Cleveland Biolabs Inc.	760,155	365
*	Alexza Pharmaceuticals Inc.	78,012	356
*	Vision Sciences Inc.	307,620	354
*	Cara Therapeutics Inc.	20,551	350
*	Hooper Holmes Inc.	466,668	349
*	Sharps Compliance Corp.	78,969	347
*	OvaScience Inc.	37,608	345
*,^	Bacterin International Holdings Inc.	506,800	342
*	Cumberland Pharmaceuticals Inc.	74,721	336
*	LipoScience Inc.	96,600	330
*	Celladon Corp.	20,253	324
*	MediciNova Inc.	156,717	318
*	ERBA Diagnostics Inc.	158,772	313
*	Actinium Pharmaceuticals Inc.	40,400	292
*	BSD Medical Corp.	293,101	290
*	Retrophin Inc.	24,200	284
*	Kite Pharma Inc.	9,267	268
*	Ambit Biosciences Corp.	38,487	266
	Transcept Pharmaceuticals Inc.	133,039	265
*	Akebia Therapeutics Inc.	9,460	263
*,^	GTx Inc.	189,766	262
*,^	Onconova Therapeutics Inc.	47,789	259
*	Imprivata Inc.	15,433	253
*	MGC Diagnostics Corp.	29,709	249
*	Ardelyx Inc.	15,421	246
*	Retractable Technologies Inc.	97,255	243
*,^	Conatus Pharmaceuticals Inc.	26,664	243
*,^	Oculus Innovative Sciences Inc.	76,561	237
*	Adeptus Health Inc. Class A	9,260	235
*	Bioanalytical Systems Inc.	91,696	232
*	Advaxis Inc.	72,451	228
*	GenVec Inc.	88,782	228
*	Versartis Inc.	8,058	226
*	GlycoMimetics Inc.	25,831	218
*	CASI Pharmaceuticals Inc.	119,606	215
*,^	BG Medicine Inc.	197,874	208
*	Novabay Pharmaceuticals Inc.	261,141	206

30

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	Castlight Health Inc. Class B	13,472	205
*	Venaxis Inc.	90,198	201
*	iBio Inc.	463,895	195
*	Ventrus Biosciences Inc.	145,631	191
*	KaloBios Pharmaceuticals Inc.	82,998	189
*	Zalicus Inc.	154,319	188
*	Authentidate Holding Corp.	279,777	185
*	InspireMD Inc.	62,230	184
*	American CareSource Holdings Inc.	51,566	174
*,^	Ocera Therapeutics Inc.	20,370	156
*	Biodel Inc.	69,206	149
*,^	Cormedix Inc.	74,903	136
*,^	Response Genetics Inc.	145,825	134
*	CAS Medical Systems Inc.	66,116	133
*,^	Baxano Surgical Inc.	218,727	125
*	ProPhase Labs Inc.	72,896	123
*,^	Atossa Genetics Inc.	72,107	121
*	Vermillion Inc.	43,524	112
*	Delcath Systems Inc.	41,806	110
*	Misonix Inc.	15,828	107
*,^	Aastrom Biosciences Inc.	25,905	106
*	Escalon Medical Corp.	59,011	101
*	Evoke Pharma Inc.	12,173	95
*,^	Echo Therapeutics Inc.	40,774	92
*	Lpath Inc. Class A	21,008	83
*	Concert Pharmaceuticals Inc.	7,950	80
*,^	Wright Medical Group Inc. CVR Exp. 12/31/2049	52,493	78
*	SunLink Health Systems Inc.	59,900	73
*	VirtualScopics Inc.	16,180	73
*,^	Imprimis Pharmaceuticals Inc.	10,494	73
*	Chembio Diagnostics Inc.	19,255	66
*	Cesca Therapeutics Inc.	47,483	66
*	Egalet Corp.	4,845	64
*	OXiGENE Inc.	23,791	62
*	Streamline Health Solutions Inc.	12,340	59
*	Fate Therapeutics Inc.	9,100	57
*	Ligand Pharmaceuticals Inc. Rights	395,811	46
*	DARA Biosciences Inc.	31,070	38
*	Auspex Pharmaceuticals Inc.	1,583	35
*	InfuSystems Holdings Inc.	12,615	33
*	MELA Sciences Inc.	102,112	33
*	TetraLogic Pharmaceuticals Corp.	5,418	32
*	Ligand Pharmaceuticals Inc. Rights	395,811	32
*	Celator Pharmaceuticals Inc.	9,400	28
*	AxoGen Inc.	10,000	28
*,^	CombiMatrix Corp.	12,624	27
*	NeuroMetrix Inc.	13,183	26
*	Urologix Inc.	160,918	25
*	Allied Healthcare Products Inc.	10,415	25
*	Telik Inc.	14,700	22
*	ARCA Biopharma Inc.	10,322	15
*	RXi Pharmaceuticals Corp.	3,900	12
*	Cubist Pharmaceuticals Inc. Rights	95,486	11
*	Kips Bay Medical Inc.	14,900	7
*	Ligand Pharmaceuticals Inc. Rights	395,811	6
*	Ligand Pharmaceuticals Inc. Rights	395,811	6
*	Oragenics Inc.	2,006	4
*	Electromed Inc.	2,500	4
*	Alliqua Inc.	600	3
*	Trevena Inc.	100	1
	Maxygen Inc.	143	—
			4,617,354
Industrials (15.7%)
*	American Airlines Group Inc.	6,606,009	283,794

31

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	United Continental Holdings Inc.	3,425,951	140,704
*	Hertz Global Holdings Inc.	4,211,305	118,043
*	United Rentals Inc.	892,256	93,446
*	B/E Aerospace Inc.	907,569	83,941
*	Verisk Analytics Inc. Class A	1,358,460	81,535
*	IHS Inc. Class A	574,453	77,936
	TransDigm Group Inc.	456,445	76,345
	Wabtec Corp.	884,940	73,087
	Chicago Bridge & Iron Co. NV	991,876	67,646
*	Sensata Technologies Holding NV	1,437,666	67,254
*	Colfax Corp.	872,850	65,062
	Trinity Industries Inc.	1,421,342	62,141
	Manpowergroup Inc.	730,530	61,985
	JB Hunt Transport Services Inc.	839,012	61,902
*	Kirby Corp.	522,879	61,250
	Towers Watson & Co. Class A	586,880	61,171
	Fortune Brands Home & Security Inc.	1,523,219	60,822
	Hubbell Inc. Class B	493,572	60,783
	Alaska Air Group Inc.	630,540	59,933
	IDEX Corp.	739,648	59,719
*	WABCO Holdings Inc.	557,072	59,506
*	Avis Budget Group Inc.	966,028	57,662
	Waste Connections Inc.	1,137,232	55,213
	Acuity Brands Inc.	396,449	54,809
	Lincoln Electric Holdings Inc.	737,934	51,567
	Carlisle Cos. Inc.	589,713	51,081
	Donaldson Co. Inc.	1,206,286	51,050
*	Genesee & Wyoming Inc. Class A	468,024	49,143
	Timken Co.	703,054	47,695
	Allison Transmission Holdings Inc.	1,511,664	47,013
	AGCO Corp.	800,580	45,009
	Nordson Corp.	549,041	44,028
	SPX Corp.	402,113	43,513
*	Middleby Corp.	525,522	43,471
	Graco Inc.	556,256	43,432
	Oshkosh Corp.	778,405	43,225
	Huntington Ingalls Industries Inc.	451,448	42,702
*	Spirit Airlines Inc.	667,318	42,201
	Terex Corp.	1,011,955	41,591
	MSC Industrial Direct Co. Inc. Class A	434,116	41,519
	KAR Auction Services Inc.	1,286,656	41,006
	Manitowoc Co. Inc.	1,242,200	40,819
*	Old Dominion Freight Line Inc.	640,329	40,776
	ITT Corp.	846,863	40,734
	Alliant Techsystems Inc.	292,325	39,148
	Owens Corning	999,836	38,674
	Valmont Industries Inc.	248,358	37,738
	Lennox International Inc.	417,213	37,370
*	Copart Inc.	1,028,180	36,973
*	Hexcel Corp.	892,615	36,508
*	NOW Inc.	983,336	35,607
*	WESCO International Inc.	407,332	35,185
	AO Smith Corp.	694,937	34,455
*	Esterline Technologies Corp.	294,524	33,906
*	Spirit AeroSystems Holdings Inc. Class A	1,001,456	33,749
	Crane Co.	453,669	33,735
*	Teledyne Technologies Inc.	342,689	33,299
	Triumph Group Inc.	476,207	33,249
	Kennametal Inc.	717,290	33,196
	Regal-Beloit Corp.	417,298	32,783
	Babcock & Wilcox Co.	1,007,184	32,693
*	Clean Harbors Inc.	506,830	32,564
	Toro Co.	508,267	32,326
	KBR Inc.	1,343,986	32,054

32

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Air Lease Corp. Class A	820,438	31,652
*,^	SolarCity Corp.	446,293	31,508
	Foster Wheeler AG	912,223	31,079
	RR Donnelley & Sons Co.	1,832,277	31,075
*	Generac Holdings Inc.	635,320	30,965
*	Moog Inc. Class A	406,241	29,611
*	AECOM Technology Corp.	917,980	29,559
	EnerSys	428,922	29,506
	Exelis Inc.	1,737,485	29,502
	Curtiss-Wright Corp.	444,545	29,144
	CLARCOR Inc.	466,888	28,877
	URS Corp.	629,523	28,864
	GATX Corp.	425,981	28,515
	EMCOR Group Inc.	620,521	27,632
	Woodward Inc.	538,757	27,035
	Deluxe Corp.	457,548	26,803
*	MRC Global Inc.	943,867	26,702
	Con-way Inc.	527,128	26,573
	Landstar System Inc.	410,455	26,269
*	USG Corp.	863,744	26,025
	Watsco Inc.	251,422	25,836
*	Swift Transportation Co.	1,016,098	25,636
*	HD Supply Holdings Inc.	895,667	25,428
	Covanta Holding Corp.	1,208,848	24,914
*	Civeo Corp.	968,678	24,246
*	Armstrong World Industries Inc.	415,203	23,845
*	Navistar International Corp.	631,950	23,685
*	Chart Industries Inc.	281,402	23,283
*	JetBlue Airways Corp.	2,106,649	22,857
	Actuant Corp. Class A	648,657	22,424
	HEICO Corp.	421,421	21,889
	Corporate Executive Board Co.	311,662	21,262
	Harsco Corp.	748,720	19,938
*	Polypore International Inc.	416,746	19,891
	Applied Industrial Technologies Inc.	382,802	19,420
	Healthcare Services Group Inc.	649,079	19,109
	Hillenbrand Inc.	585,235	19,090
*	Rexnord Corp.	663,634	18,681
	Mobile Mini Inc.	380,045	18,200
	Rollins Inc.	595,330	17,860
*	DigitalGlobe Inc.	633,828	17,620
*	Advisory Board Co.	335,131	17,360
*	MasTec Inc.	558,714	17,220
	Barnes Group Inc.	437,937	16,878
	MSA Safety Inc.	292,893	16,835
*	Orbital Sciences Corp.	562,111	16,610
	Tetra Tech Inc.	602,948	16,581
	Herman Miller Inc.	548,297	16,580
	Watts Water Technologies Inc. Class A	265,586	16,395
	HNI Corp.	417,508	16,329
*	Hub Group Inc. Class A	323,733	16,316
	AMERCO	54,543	15,859
*	Proto Labs Inc.	189,198	15,499
	Mueller Industries Inc.	525,702	15,461
*	EnPro Industries Inc.	210,731	15,417
*	On Assignment Inc.	431,247	15,339
*	Huron Consulting Group Inc.	216,117	15,305
	United Stationers Inc.	367,738	15,250
	Allegiant Travel Co. Class A	129,203	15,216
*	Beacon Roofing Supply Inc.	457,209	15,143
*	TriMas Corp.	392,932	14,982
	UniFirst Corp.	141,292	14,977
	Franklin Electric Co. Inc.	363,370	14,655
*	FTI Consulting Inc.	376,858	14,253

33

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	TAL International Group Inc.	313,871	13,923
	Simpson Manufacturing Co. Inc.	381,738	13,880
	RBC Bearings Inc.	214,885	13,763
*	XPO Logistics Inc.	478,704	13,701
	Forward Air Corp.	284,370	13,607
*	Korn/Ferry International	460,317	13,520
*	WageWorks Inc.	277,838	13,395
	Knight Transportation Inc.	561,431	13,345
	Tennant Co.	171,798	13,112
	ABM Industries Inc.	482,404	13,015
*	Nortek Inc.	143,125	12,847
	Mueller Water Products Inc. Class A	1,473,503	12,731
	Brink's Co.	447,661	12,633
	Brady Corp. Class A	422,200	12,611
	CIRCOR International Inc.	163,141	12,583
*	Greenbrier Cos. Inc.	218,413	12,581
	Granite Construction Inc.	335,647	12,077
*	Meritor Inc.	907,128	11,829
	General Cable Corp.	456,428	11,712
*	GrafTech International Ltd.	1,091,241	11,414
	Werner Enterprises Inc.	425,238	11,273
*	Tutor Perini Corp.	355,146	11,272
	Raven Industries Inc.	337,643	11,189
*	Rush Enterprises Inc. Class A	322,526	11,182
	AZZ Inc.	237,279	10,934
	Matson Inc.	398,772	10,703
	Kaman Corp.	249,710	10,670
	Aircastle Ltd.	599,942	10,661
*	TrueBlue Inc.	381,744	10,525
*,^	GenCorp Inc.	542,421	10,360
	Interface Inc. Class A	545,718	10,281
*	Wesco Aircraft Holdings Inc.	512,804	10,236
	AAR Corp.	367,701	10,134
	Lindsay Corp.	119,860	10,125
*	H&E Equipment Services Inc.	277,829	10,096
*	Saia Inc.	226,522	9,951
	Albany International Corp.	261,842	9,940
	Heartland Express Inc.	464,954	9,922
	ArcBest Corp.	225,790	9,824
*	Dycom Industries Inc.	313,702	9,822
	G&K Services Inc. Class A	185,785	9,674
	Sun Hydraulics Corp.	232,344	9,433
	Hyster-Yale Materials Handling Inc.	106,125	9,396
	Primoris Services Corp.	325,339	9,383
	Apogee Enterprises Inc.	268,540	9,361
	US Ecology Inc.	187,916	9,198
	Astec Industries Inc.	208,599	9,153
	Altra Industrial Motion Corp.	250,662	9,122
*	Wabash National Corp.	634,889	9,047
	Exponent Inc.	121,764	9,024
	Briggs & Stratton Corp.	437,090	8,943
	Universal Forest Products Inc.	185,100	8,935
	Standex International Corp.	118,901	8,856
*	UTi Worldwide Inc.	844,874	8,736
	Steelcase Inc. Class A	574,902	8,698
	AAON Inc.	259,173	8,687
	McGrath RentCorp	236,103	8,677
*	Masonite International Corp.	153,532	8,638
	Cubic Corp.	193,924	8,632
	Acacia Research Corp.	485,663	8,621
*	Atlas Air Worldwide Holdings Inc.	232,460	8,566
	Federal Signal Corp.	581,569	8,520
	ESCO Technologies Inc.	245,553	8,506
	Encore Wire Corp.	172,983	8,483

34

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
^	Titan International Inc.	496,640	8,353
	John Bean Technologies Corp.	269,002	8,336
*	Aegion Corp. Class A	353,103	8,217
*	Navigant Consulting Inc.	460,175	8,030
*	Trex Co. Inc.	278,226	8,018
*	Astronics Corp.	141,088	7,964
*	Team Inc.	193,231	7,926
	Knoll Inc.	448,455	7,772
*	Thermon Group Holdings Inc.	288,263	7,587
*	DXP Enterprises Inc.	98,935	7,474
*	ACCO Brands Corp.	1,130,343	7,245
	Insperity Inc.	218,787	7,220
	Gorman-Rupp Co.	195,948	6,931
*	Blount International Inc.	486,661	6,867
	Comfort Systems USA Inc.	428,596	6,772
	Kforce Inc.	309,359	6,698
	Quanex Building Products Corp.	371,385	6,637
*	ICF International Inc.	185,347	6,554
*,^	Plug Power Inc.	1,397,516	6,540
*	Taser International Inc.	485,743	6,460
	American Science & Engineering Inc.	92,452	6,434
*	Hawaiian Holdings Inc.	465,739	6,385
	Resources Connection Inc.	470,733	6,171
	SkyWest Inc.	499,532	6,104
	Griffon Corp.	487,206	6,041
	American Railcar Industries Inc.	86,626	5,871
*	Lydall Inc.	212,335	5,812
	Marten Transport Ltd.	259,524	5,800
	Columbus McKinnon Corp.	209,913	5,678
	Quad/Graphics Inc.	244,747	5,475
*	Aerovironment Inc.	170,565	5,424
*	MYR Group Inc.	212,888	5,392
	Kadant Inc.	139,554	5,366
	Powell Industries Inc.	81,513	5,329
*	Roadrunner Transportation Systems Inc.	186,906	5,252
	Celadon Group Inc.	245,591	5,236
	LB Foster Co. Class A	95,009	5,142
	Viad Corp.	214,595	5,116
	Park-Ohio Holdings Corp.	86,852	5,047
*	Engility Holdings Inc.	128,757	4,926
*,^	YRC Worldwide Inc.	175,233	4,926
*	RPX Corp.	277,351	4,923
	Aceto Corp.	264,648	4,801
	Kimball International Inc. Class B	286,133	4,784
	Multi-Color Corp.	116,482	4,660
*	Gibraltar Industries Inc.	299,528	4,646
	Kelly Services Inc. Class A	268,620	4,612
*	CBIZ Inc.	506,510	4,574
*,^	Capstone Turbine Corp.	3,006,089	4,539
*	NCI Building Systems Inc.	232,911	4,525
	West Corp.	167,414	4,487
*	Kratos Defense & Security Solutions Inc.	573,145	4,471
*	Northwest Pipe Co.	110,063	4,439
*	Republic Airways Holdings Inc.	408,801	4,431
*	Air Transport Services Group Inc.	519,076	4,345
*	Great Lakes Dredge & Dock Corp.	533,180	4,260
	Alamo Group Inc.	78,664	4,255
	NN Inc.	164,562	4,209
*	American Woodmark Corp.	129,964	4,142
	HEICO Corp. Class A	101,171	4,108
	National Presto Industries Inc.	55,979	4,078
	Heidrick & Struggles International Inc.	208,278	3,853
	VSE Corp.	53,516	3,763
	Ennis Inc.	245,498	3,746

35

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Barrett Business Services Inc.	75,880	3,566
*	GP Strategies Corp.	136,892	3,543
*,^	FuelCell Energy Inc.	1,471,776	3,532
	Douglas Dynamics Inc.	198,522	3,498
	Ceco Environmental Corp.	224,140	3,494
*	Mistras Group Inc.	140,870	3,454
*	SP Plus Corp.	158,574	3,392
*	Furmanite Corp.	287,605	3,348
	FreightCar America Inc.	133,399	3,340
*	Patrick Industries Inc.	70,462	3,283
*,^	ExOne Co.	82,300	3,261
	Argan Inc.	82,358	3,071
*	Accuride Corp.	610,814	2,987
*	Ducommun Inc.	112,690	2,945
	Insteel Industries Inc.	149,567	2,939
*	Orion Marine Group Inc.	266,932	2,891
*	USA Truck Inc.	153,269	2,849
	Graham Corp.	81,273	2,829
*,^	Titan Machinery Inc.	171,552	2,824
	Dynamic Materials Corp.	126,828	2,807
*	Builders FirstSource Inc.	371,894	2,782
	Global Power Equipment Group Inc.	163,954	2,649
*	InnerWorkings Inc.	310,649	2,641
*	Quality Distribution Inc.	177,625	2,640
*,^	KEYW Holding Corp.	209,190	2,630
*	PAM Transportation Services Inc.	91,527	2,559
*	Commercial Vehicle Group Inc.	251,858	2,529
	Houston Wire & Cable Co.	202,278	2,510
*	Franklin Covey Co.	123,097	2,478
	CDI Corp.	167,521	2,414
	Schawk Inc. Class A	117,322	2,389
*	Pendrell Corp.	1,357,120	2,389
*	Layne Christensen Co.	179,292	2,385
	Twin Disc Inc.	71,064	2,349
*	CAI International Inc.	106,177	2,337
*	Echo Global Logistics Inc.	120,100	2,302
*	CRA International Inc.	99,792	2,300
*	Cenveo Inc.	597,393	2,216
*	Power Solutions International Inc.	30,368	2,186
*	Vicor Corp.	256,827	2,152
*	Performant Financial Corp.	203,666	2,057
*	Xerium Technologies Inc.	141,272	1,972
*	PGT Inc.	227,981	1,931
*	ARC Document Solutions Inc.	327,392	1,919
	Global Brass & Copper Holdings Inc.	112,048	1,894
*	TriNet Group Inc.	78,383	1,887
	Allied Motion Technologies Inc.	128,498	1,861
	Miller Industries Inc.	88,278	1,817
*,^	Energy Recovery Inc.	352,703	1,735
*	Willis Lease Finance Corp.	70,607	1,731
*	Pike Corp.	190,166	1,704
	LSI Industries Inc.	203,470	1,624
*	Sterling Construction Co. Inc.	160,062	1,501
	SIFCO Industries Inc.	46,892	1,463
	Universal Truckload Services Inc.	57,602	1,461
*	PowerSecure International Inc.	147,788	1,439
	NL Industries Inc.	154,242	1,433
*,^	Odyssey Marine Exploration Inc.	796,040	1,337
*	Patriot Transportation Holding Inc.	38,020	1,330
*,^	Real Goods Solar Inc. Class A	438,860	1,308
	International Shipholding Corp.	56,822	1,302
	Preformed Line Products Co.	23,921	1,288
	Courier Corp.	84,908	1,267
	Baltic Trading Ltd.	210,827	1,261

36

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	CPI Aerostructures Inc.	98,215	1,244
*	Ply Gem Holdings Inc.	122,163	1,234
*	Magnetek Inc.	50,100	1,195
	Hurco Cos. Inc.	42,218	1,191
*	Hill International Inc.	190,468	1,187
*	LMI Aerospace Inc.	89,595	1,172
*	Stock Building Supply Holdings Inc.	59,362	1,171
*	Rand Logistics Inc.	193,713	1,162
*	Lawson Products Inc.	68,997	1,124
	Intersections Inc.	220,204	1,083
*,^	Astrotech Corp.	304,120	967
*	Sparton Corp.	34,719	963
*	Active Power Inc.	347,411	959
*	Manitex International Inc.	58,246	946
*	Adept Technology Inc.	89,284	937
*	Supreme Industries Inc. Class A	141,174	918
*	Ameresco Inc. Class A	130,322	916
	Hardinge Inc.	70,464	891
*	Innovative Solutions & Support Inc.	117,174	872
*	Broadwind Energy Inc.	96,837	849
*	API Technologies Corp.	305,127	836
*	TRC Cos. Inc.	133,600	831
*	American Superconductor Corp.	497,421	811
*,^	Arotech Corp.	169,743	757
*	MFRI Inc.	61,557	702
*	Fuel Tech Inc.	118,950	671
*	Hudson Technologies Inc.	229,082	662
*	BlueLinx Holdings Inc.	460,825	645
*,^	PMFG Inc.	119,547	630
*,^	Revolution Lighting Technologies Inc.	269,128	619
*	Casella Waste Systems Inc. Class A	122,523	614
	LS Starrett Co. Class A	39,695	611
*	Heritage-Crystal Clean Inc.	31,089	610
*,^	Swisher Hygiene Inc.	141,813	610
	Providence and Worcester Railroad Co.	31,838	581
*	Hudson Global Inc.	147,778	581
*,^	Enphase Energy Inc.	66,643	570
	Omega Flex Inc.	28,118	552
*	Covenant Transportation Group Inc. Class A	41,944	540
*,^	ARC Group Worldwide Inc.	33,535	510
	Eastern Co.	31,545	487
*,^	Lightbridge Corp.	174,425	483
*	Orion Energy Systems Inc.	118,295	481
*	Gencor Industries Inc.	43,110	475
*	Key Technology Inc.	38,521	475
	Ecology and Environment Inc.	45,100	472
*	Virco Manufacturing Corp.	188,287	437
*	Tecumseh Products Co.	85,613	436
*	Eagle Bulk Shipping Inc.	134,748	416
	Mastech Holdings Inc.	24,567	381
*	Ultralife Corp.	98,312	378
*	RCM Technologies Inc.	47,961	305
*	Integrated Electrical Services Inc.	45,122	295
*	Perma-Fix Environmental Services	61,835	284
*	Metalico Inc.	217,133	269
*	Transcat Inc.	25,670	263
*	American Electric Technologies Inc.	38,260	260
*	Taylor Devices Inc.	27,295	243
*	Jewett-Cameron Trading Co. Ltd.	23,964	241
*	Breeze-Eastern Corp.	15,615	199
*	Rush Enterprises Inc. Class B	5,550	175
*,^	MagneGas Corp.	95,555	142
*	Servotronics Inc.	19,902	142
*	Versar Inc.	42,809	139

37

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Paylocity Holding Corp.	6,330	137
*	AMREP Corp.	21,768	133
*,^	ZBB Energy Corp.	77,856	126
*,^	Erickson Inc.	7,625	124
*	Luna Innovations Inc.	86,079	118
*	Continental Building Products Inc.	6,500	100
*,^	Corporate Resource Services Inc.	25,634	76
*	Essex Rental Corp.	30,245	73
*	Industrial Services of America Inc.	13,228	66
	Hubbell Inc. Class A	500	63
*	Altair Nanotechnologies Inc.	14,262	49
*	Goldfield Corp.	24,541	42
*	UniTek Global Services Inc.	94,665	39
*	DLH Holdings Corp.	19,113	36
*,^	Lime Energy Co.	12,704	33
*	CTPartners Executive Search Inc.	3,173	30
*	Willdan Group Inc.	3,100	27
*	Ocean Power Technologies Inc.	16,031	26
*	Radiant Logistics Inc.	6,300	19
*	Tel-Instrument Electronics Corp.	3,304	17
*	General Finance Corp.	1,811	17
*	Norcraft Cos. Inc.	600	9
	EnviroStar Inc.	2,900	7
*,^	Spherix Inc.	3,156	6
*	Standard Register Co.	900	5
	Chicago Rivet & Machine Co.	100	4
	Espey Manufacturing & Electronics Corp.	100	3
*	Micronet Enertec Technologies Inc.	400	2
*	Innovaro Inc.	36,380	1
			6,230,195
Information Technology (15.4%)
*	LinkedIn Corp. Class A	904,716	155,132
	Activision Blizzard Inc.	4,528,923	100,995
*	Equinix Inc.	457,180	96,049
*	FleetCor Technologies Inc.	676,985	89,227
*	Trimble Navigation Ltd.	2,393,369	88,435
	Maxim Integrated Products Inc.	2,593,419	87,683
	Skyworks Solutions Inc.	1,739,409	81,683
*	VMware Inc. Class A	789,584	76,440
*	ANSYS Inc.	850,197	64,462
*	ServiceNow Inc.	964,792	59,779
*	Gartner Inc.	827,545	58,358
	Avnet Inc.	1,269,394	56,247
*,^	3D Systems Corp.	939,107	56,159
*	Cree Inc.	1,118,820	55,885
	Marvell Technology Group Ltd.	3,865,900	55,398
*	Arrow Electronics Inc.	914,221	55,228
*	Synopsys Inc.	1,419,600	55,109
*	NCR Corp.	1,543,170	54,150
*	SunEdison Inc.	2,258,186	51,035
	IAC/InterActiveCorp	703,074	48,674
	Global Payments Inc.	658,738	47,989
*	Pandora Media Inc.	1,582,831	46,694
*	MICROS Systems Inc.	686,562	46,618
*	Cadence Design Systems Inc.	2,656,153	46,456
	Jack Henry & Associates Inc.	775,823	46,107
	Broadridge Financial Solutions Inc.	1,106,671	46,082
*	Splunk Inc.	832,836	46,081
*	CoStar Group Inc.	291,304	46,076
*	Nuance Communications Inc.	2,415,045	45,330
*	Vantiv Inc. Class A	1,299,112	43,676
	FactSet Research Systems Inc.	361,379	43,467
	Solera Holdings Inc.	631,264	42,389
*	PTC Inc.	1,088,110	42,219

38

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Ingram Micro Inc.	1,431,054	41,801
*	Yelp Inc. Class A	539,219	41,347
*	Concur Technologies Inc.	440,643	41,130
*	Aspen Technology Inc.	840,397	38,994
*	Zebra Technologies Corp.	466,604	38,411
*	VeriFone Systems Inc.	1,029,408	37,831
*	WEX Inc.	353,804	37,139
*	ON Semiconductor Corp.	4,029,939	36,834
	Brocade Communications Systems Inc.	3,976,235	36,581
*	Informatica Corp.	1,012,010	36,078
*	Atmel Corp.	3,842,383	36,003
*	Ultimate Software Group Inc.	260,110	35,939
*	Rackspace Hosting Inc.	1,063,627	35,802
*	Palo Alto Networks Inc.	426,079	35,727
*	ARRIS Group Inc.	1,095,310	35,630
	FEI Co.	387,244	35,135
	Teradyne Inc.	1,780,400	34,896
*	Fortinet Inc.	1,268,118	31,868
	Belden Inc.	402,779	31,481
*	Zillow Inc. Class A	218,121	31,176
*	Riverbed Technology Inc.	1,482,982	30,594
*	Synaptics Inc.	329,180	29,837
	DST Systems Inc.	320,308	29,523
	National Instruments Corp.	909,943	29,473
*	AOL Inc.	735,490	29,265
*	Cognex Corp.	756,194	29,038
*	Twitter Inc.	707,827	29,000
*	TIBCO Software Inc.	1,412,760	28,495
*	Workday Inc. Class A	306,516	27,544
	Lexmark International Inc. Class A	570,222	27,462
*	JDS Uniphase Corp.	2,161,861	26,958
	MAXIMUS Inc.	620,474	26,693
*	Verint Systems Inc.	541,526	26,562
	CDW Corp.	806,732	25,719
*	CoreLogic Inc.	845,315	25,664
*	SS&C Technologies Holdings Inc.	578,757	25,593
*	Genpact Ltd.	1,445,254	25,335
*	Guidewire Software Inc.	620,155	25,215
*	RF Micro Devices Inc.	2,614,775	25,076
*,^	Advanced Micro Devices Inc.	5,914,226	24,781
	Anixter International Inc.	247,230	24,740
*	TriQuint Semiconductor Inc.	1,563,547	24,720
*	NetSuite Inc.	283,583	24,638
*	Tyler Technologies Inc.	268,561	24,495
*	Knowles Corp.	787,584	24,210
*	Cavium Inc.	486,897	24,179
	Diebold Inc.	595,090	23,905
*	Manhattan Associates Inc.	692,129	23,830
*	Microsemi Corp.	877,187	23,474
*	SolarWinds Inc.	605,244	23,399
*,^	GT Advanced Technologies Inc.	1,252,545	23,297
*	ViaSat Inc.	392,306	22,738
*	Tableau Software Inc. Class A	317,817	22,670
	Hittite Microwave Corp.	290,444	22,640
*	OpenTable Inc.	217,397	22,522
	Leidos Holdings Inc.	580,580	22,259
*	IPG Photonics Corp.	322,066	22,158
*	Tech Data Corp.	352,991	22,069
*	Freescale Semiconductor Ltd.	916,008	21,526
*	Euronet Worldwide Inc.	438,086	21,133
*	Ciena Corp.	972,311	21,060
	j2 Global Inc.	412,049	20,957
*	Rovi Corp.	864,675	20,718
*	Zynga Inc. Class A	6,340,768	20,354

39

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Compuware Corp.	2,020,485	20,185
	Convergys Corp.	933,910	20,023
*	EchoStar Corp. Class A	377,719	19,996
*	CommVault Systems Inc.	406,550	19,990
	Fair Isaac Corp.	313,019	19,958
*	Dolby Laboratories Inc. Class A	452,922	19,566
*	Integrated Device Technology Inc.	1,263,722	19,537
	Vishay Intertechnology Inc.	1,259,644	19,512
	Littelfuse Inc.	208,493	19,379
*	Cornerstone OnDemand Inc.	420,230	19,339
*	ACI Worldwide Inc.	346,374	19,338
*	Electronics For Imaging Inc.	426,944	19,298
*	Take-Two Interactive Software Inc.	864,068	19,217
	Mentor Graphics Corp.	887,452	19,142
	Plantronics Inc.	390,004	18,740
*	Qlik Technologies Inc.	823,970	18,638
*	International Rectifier Corp.	661,203	18,448
*	SYNNEX Corp.	251,209	18,301
*	Dealertrack Technologies Inc.	401,948	18,224
*	Fairchild Semiconductor International Inc. Class A	1,156,869	18,047
*	Silicon Laboratories Inc.	365,780	18,015
	InterDigital Inc.	375,046	17,927
*	Demandware Inc.	257,021	17,830
	Intersil Corp. Class A	1,186,473	17,738
*	Entegris Inc.	1,287,894	17,702
*	Finisar Corp.	890,341	17,584
*	CommScope Holding Co. Inc.	747,796	17,297
*	Sanmina Corp.	754,458	17,187
*	Aruba Networks Inc.	975,195	17,085
*	Sapient Corp.	1,028,079	16,706
	Science Applications International Corp.	372,324	16,442
*,^	SunPower Corp. Class A	399,776	16,383
*	WebMD Health Corp.	336,237	16,240
	Power Integrations Inc.	280,713	16,152
*	Semtech Corp.	614,467	16,068
*	Polycom Inc.	1,269,369	15,905
	MKS Instruments Inc.	494,516	15,449
*	Acxiom Corp.	708,689	15,371
*	CACI International Inc. Class A	217,911	15,300
	Blackbaud Inc.	427,362	15,274
*	NetScout Systems Inc.	344,344	15,268
*	Coherent Inc.	230,382	15,244
*	Rambus Inc.	1,051,853	15,041
*	Conversant Inc.	587,311	14,918
*	Itron Inc.	363,714	14,749
	EVERTEC Inc.	602,870	14,614
	Booz Allen Hamilton Holding Corp. Class A	682,524	14,497
*,^	Trulia Inc.	303,756	14,392
	Cypress Semiconductor Corp.	1,317,768	14,377
*,^	NeuStar Inc. Class A	552,144	14,367
*	Cardtronics Inc.	412,336	14,052
*	Amkor Technology Inc.	1,249,500	13,969
	Monolithic Power Systems Inc.	326,759	13,838
*	Veeco Instruments Inc.	369,759	13,777
*	Plexus Corp.	314,464	13,613
*	TiVo Inc.	1,049,472	13,549
*	PMC-Sierra Inc.	1,779,233	13,540
	Heartland Payment Systems Inc.	327,478	13,495
*	Cirrus Logic Inc.	578,752	13,161
*	Envestnet Inc.	267,086	13,066
*	Benchmark Electronics Inc.	499,211	12,720
	Methode Electronics Inc.	330,011	12,610
*	Blackhawk Network Holdings Inc. Class B	462,133	12,408
*	Syntel Inc.	143,733	12,355

40

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Universal Display Corp.	381,716	12,253
	Advent Software Inc.	375,739	12,238
*	Measurement Specialties Inc.	141,035	12,139
*	Web.com Group Inc.	417,877	12,064
	ADTRAN Inc.	525,550	11,856
*	Insight Enterprises Inc.	385,492	11,850
*	MicroStrategy Inc. Class A	83,966	11,807
*	NETGEAR Inc.	338,498	11,770
*	Unisys Corp.	473,874	11,724
*	OSI Systems Inc.	173,849	11,604
*	Progress Software Corp.	478,541	11,504
*	OmniVision Technologies Inc.	519,608	11,421
*,^	FireEye Inc.	279,419	11,330
*,^	InvenSense Inc.	489,988	11,118
*	Rogers Corp.	166,029	11,016
*	comScore Inc.	298,629	10,595
*	RealPage Inc.	466,631	10,490
*	Infinera Corp.	1,136,881	10,459
*	Bottomline Technologies de Inc.	345,364	10,333
	Monotype Imaging Holdings Inc.	363,386	10,237
*	Fusion-io Inc.	905,651	10,234
*	Cabot Microelectronics Corp.	226,937	10,133
*	Kulicke & Soffa Industries Inc.	709,385	10,116
*	ScanSource Inc.	263,884	10,049
*	Cray Inc.	374,911	9,973
*	iGATE Corp.	273,213	9,942
*	Spansion Inc. Class A	469,035	9,883
*	LogMeIn Inc.	211,869	9,877
*	Synchronoss Technologies Inc.	282,358	9,871
*	EPAM Systems Inc.	225,143	9,850
*	Diodes Inc.	338,688	9,808
	Tessera Technologies Inc.	443,347	9,789
	MTS Systems Corp.	141,996	9,622
*	SPS Commerce Inc.	150,087	9,484
*	Constant Contact Inc.	284,165	9,125
*	Bankrate Inc.	508,116	8,912
*	Lattice Semiconductor Corp.	1,080,002	8,910
	NIC Inc.	555,209	8,800
*	Virtusa Corp.	241,554	8,648
*	Sykes Enterprises Inc.	387,575	8,422
*	ExlService Holdings Inc.	284,908	8,391
*,^	Eastman Kodak Co.	342,833	8,389
*	Sonus Networks Inc.	2,316,697	8,317
	CSG Systems International Inc.	317,990	8,303
*	Interactive Intelligence Group Inc.	147,548	8,282
*	QLogic Corp.	808,265	8,155
*	FARO Technologies Inc.	163,436	8,028
*	Shutterstock Inc.	95,869	7,955
*	Proofpoint Inc.	209,015	7,830
*	Applied Micro Circuits Corp.	720,850	7,792
*	II-VI Inc.	537,762	7,776
*	Harmonic Inc.	1,017,111	7,588
*	Blucora Inc.	401,867	7,583
	Badger Meter Inc.	143,373	7,549
*	BroadSoft Inc.	276,534	7,298
*,^	VirnetX Holding Corp.	412,673	7,267
	Brooks Automation Inc.	663,801	7,149
*	Newport Corp.	383,747	7,099
	ManTech International Corp. Class A	240,396	7,096
*	Monster Worldwide Inc.	1,085,030	7,096
	CTS Corp.	377,918	7,067
	Pegasystems Inc.	333,342	7,040
	Comtech Telecommunications Corp.	186,699	6,969
*	Super Micro Computer Inc.	275,616	6,965

41

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Move Inc.	465,705	6,888
*	CalAmp Corp.	315,274	6,829
*	Advanced Energy Industries Inc.	353,661	6,808
*	Rofin-Sinar Technologies Inc.	280,564	6,745
*	Ellie Mae Inc.	213,303	6,640
*	TeleTech Holdings Inc.	228,795	6,633
	AVX Corp.	494,861	6,572
*	PROS Holdings Inc.	236,551	6,254
*	Checkpoint Systems Inc.	444,039	6,212
*	Exar Corp.	546,906	6,180
*	Ixia	537,030	6,138
	Micrel Inc.	541,990	6,114
*	Ultratech Inc.	275,187	6,104
*	Perficient Inc.	312,725	6,089
*	Global Eagle Entertainment Inc.	483,917	6,001
	Park Electrochemical Corp.	211,201	5,958
*	Ubiquiti Networks Inc.	129,340	5,845
*	Ruckus Wireless Inc.	488,780	5,821
*	Infoblox Inc.	442,314	5,816
*	Stamps.com Inc.	172,085	5,798
*	Comverse Inc.	216,942	5,788
*	Global Cash Access Holdings Inc.	649,243	5,778
*	Sabre Corp.	279,700	5,608
*	Digital River Inc.	351,520	5,424
*	Callidus Software Inc.	451,039	5,385
*	RealD Inc.	421,334	5,376
	Forrester Research Inc.	136,267	5,162
*	Emulex Corp.	904,259	5,154
	Epiq Systems Inc.	364,634	5,123
*	Imperva Inc.	195,261	5,112
*	LivePerson Inc.	499,606	5,071
	Daktronics Inc.	399,612	4,763
*	FormFactor Inc.	569,218	4,736
^	Ebix Inc.	329,473	4,715
*	Silicon Image Inc.	919,442	4,634
*	Marketo Inc.	157,104	4,569
*	Angie's List Inc.	381,913	4,560
	Cass Information Systems Inc.	90,332	4,470
*	Tangoe Inc.	292,993	4,412
*	Photronics Inc.	508,163	4,370
*	Xcerra Corp.	477,568	4,346
*	EnerNOC Inc.	228,421	4,329
	IXYS Corp.	350,146	4,314
*	TTM Technologies Inc.	521,020	4,272
*	Dice Holdings Inc.	552,878	4,207
*	Maxwell Technologies Inc.	275,869	4,174
*	Fabrinet	199,511	4,110
*	PDF Solutions Inc.	192,615	4,087
*	XO Group Inc.	333,931	4,081
	Black Box Corp.	170,479	3,996
*	VASCO Data Security International Inc.	343,028	3,979
*	Internap Network Services Corp.	561,969	3,962
*	Liquidity Services Inc.	245,435	3,868
	EarthLink Holdings Corp.	1,035,805	3,853
*,^	Textura Corp.	156,910	3,709
*	CEVA Inc.	239,639	3,539
*	Integrated Silicon Solution Inc.	239,583	3,539
*	SciQuest Inc.	198,935	3,519
*	Glu Mobile Inc.	698,340	3,492
*	Extreme Networks Inc.	782,501	3,474
*	DTS Inc.	187,987	3,461
*	Oplink Communications Inc.	198,802	3,374
*	Agilysys Inc.	239,209	3,368
*	Immersion Corp.	261,908	3,331

42

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Rudolph Technologies Inc.	336,730	3,327
*	Mercury Systems Inc.	292,882	3,321
*	Nanometrics Inc.	181,542	3,313
*	Silicon Graphics International Corp.	332,513	3,199
*	Xoom Corp.	120,718	3,182
*	MoneyGram International Inc.	216,016	3,182
*	CIBER Inc.	610,490	3,016
*	ShoreTel Inc.	458,433	2,989
*	Qualys Inc.	115,524	2,965
*	Unwired Planet Inc.	1,326,879	2,959
*	Lionbridge Technologies Inc.	497,644	2,956
*	Entropic Communications Inc.	884,416	2,945
	Electro Rent Corp.	175,418	2,935
*	Quantum Corp.	2,276,100	2,777
*	Bazaarvoice Inc.	348,263	2,748
	Marchex Inc. Class B	225,315	2,708
	Cohu Inc.	249,951	2,674
*	ServiceSource International Inc.	460,657	2,672
*	Oclaro Inc.	1,212,363	2,667
*	Procera Networks Inc.	260,069	2,624
*	Dot Hill Systems Corp.	552,939	2,599
*	Actuate Corp.	535,418	2,554
*	DSP Group Inc.	300,512	2,551
*,^	Endurance International Group Holdings Inc.	165,944	2,537
*	Calix Inc.	309,226	2,529
*	NVE Corp.	45,142	2,509
*	Pericom Semiconductor Corp.	275,578	2,491
*	Kemet Corp.	426,584	2,453
*	ChannelAdvisor Corp.	92,300	2,433
*	Limelight Networks Inc.	791,186	2,421
*	Aeroflex Holding Corp.	226,293	2,376
*	PLX Technology Inc.	367,064	2,375
*	GSI Group Inc.	184,883	2,354
	Computer Task Group Inc.	142,649	2,348
	PC Connection Inc.	112,452	2,325
*	Intralinks Holdings Inc.	259,996	2,311
*	Cvent Inc.	79,063	2,300
	American Software Inc. Class A	228,096	2,254
*	Digi International Inc.	238,132	2,243
*,^	Rocket Fuel Inc.	71,841	2,234
*	Inphi Corp.	151,553	2,225
*	E2open Inc.	106,516	2,202
*	Seachange International Inc.	271,274	2,173
	Electro Scientific Industries Inc.	316,914	2,158
*,^	QuickLogic Corp.	416,432	2,153
*,^	ModusLink Global Solutions Inc.	574,095	2,147
*	Vishay Precision Group Inc.	124,225	2,045
*	PRGX Global Inc.	319,949	2,044
*	Ultra Clean Holdings Inc.	225,330	2,039
*	Kopin Corp.	623,388	2,032
*	Jive Software Inc.	234,201	1,993
*	Brightcove Inc.	184,083	1,940
	Reis Inc.	91,517	1,929
*	Gigamon Inc.	100,432	1,922
*	Zix Corp.	559,817	1,915
*	Rubicon Technology Inc.	218,558	1,912
*,^	Benefitfocus Inc.	40,527	1,873
*	Intevac Inc.	230,818	1,849
	Mesa Laboratories Inc.	21,970	1,845
	Bel Fuse Inc. Class B	70,931	1,821
*,^	Vringo Inc.	516,381	1,766
*	KVH Industries Inc.	135,373	1,764
*	Datalink Corp.	175,505	1,755
*	Demand Media Inc.	357,188	1,722

43

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	TeleCommunication Systems Inc. Class A	520,861	1,714
*	RealNetworks Inc.	223,844	1,708
*	Guidance Software Inc.	186,492	1,701
*	Support.com Inc.	625,666	1,696
*,^	Gogo Inc.	86,117	1,684
*	ePlus Inc.	28,596	1,664
*	NAPCO Security Technologies Inc.	305,202	1,657
*	Carbonite Inc.	137,527	1,646
*	QuinStreet Inc.	297,722	1,640
*	Axcelis Technologies Inc.	812,818	1,626
*	Key Tronic Corp.	150,358	1,576
*	MaxLinear Inc.	156,479	1,576
	Digimarc Corp.	47,205	1,539
*	Autobytel Inc.	116,348	1,525
*	Aware Inc.	231,356	1,518
	QAD Inc. Class A	69,592	1,484
*	Sigma Designs Inc.	322,809	1,478
	Tessco Technologies Inc.	46,556	1,477
*	Travelzoo Inc.	75,878	1,468
*,^	Research Frontiers Inc.	237,493	1,439
*	Cinedigm Corp. Class A	562,220	1,400
*	Amtech Systems Inc.	113,179	1,384
*	Multi-Fineline Electronix Inc.	124,513	1,375
*	PCM Inc.	128,872	1,374
	United Online Inc.	130,651	1,359
	Transact Technologies Inc.	130,847	1,356
*	PFSweb Inc.	159,225	1,322
	Alliance Fiber Optic Products Inc.	71,132	1,287
	Hackett Group Inc.	212,250	1,267
*,^	ParkerVision Inc.	854,549	1,265
*,^	MoSys Inc.	398,283	1,251
*	M/A-COM Technology Solutions Holdings Inc.	54,348	1,222
*	Nimble Storage Inc.	39,673	1,219
	MOCON Inc.	75,913	1,200
*	Higher One Holdings Inc.	312,722	1,191
*	Qumu Corp.	84,335	1,180
*	Speed Commerce Inc.	314,929	1,178
	Communications Systems Inc.	94,152	1,170
*	Information Services Group Inc.	242,329	1,166
*	Clearfield Inc.	69,196	1,162
*	Rally Software Development Corp.	106,332	1,158
*	Peregrine Semiconductor Corp.	167,540	1,149
	Richardson Electronics Ltd.	109,640	1,148
*,^	Neonode Inc.	365,294	1,143
*	Pixelworks Inc.	148,862	1,127
*	Millennial Media Inc.	224,015	1,118
*,^	Park City Group Inc.	98,638	1,074
*	Numerex Corp. Class A	93,082	1,069
*,^	Mitek Systems Inc.	319,044	1,062
*	Frequency Electronics Inc.	86,235	1,062
*	Rosetta Stone Inc.	108,116	1,051
	Evolving Systems Inc.	115,992	993
*	Aviat Networks Inc.	748,642	958
	PC-Tel Inc.	117,953	954
*	Westell Technologies Inc. Class A	385,541	945
*	Mattson Technology Inc.	423,367	927
*	Radisys Corp.	261,976	914
*	iPass Inc.	758,383	910
*	Telenav Inc.	158,677	903
*	Datawatch Corp.	60,329	903
*	AXT Inc.	416,049	890
	Astro-Med Inc.	65,498	890
*	FalconStor Software Inc.	479,441	815
*	Local Corp.	378,331	785

44

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Innodata Inc.	241,360	777
*,^	MeetMe Inc.	281,417	765
*	Echelon Corp.	311,964	758
*,^	CVD Equipment Corp.	61,399	744
*	eGain Corp.	109,310	740
*	Cascade Microtech Inc.	52,902	723
*	Zhone Technologies Inc.	232,450	721
*,^	Uni-Pixel Inc.	89,398	719
*	Emcore Corp.	170,640	703
*	ANADIGICS Inc.	842,326	682
*	Vitesse Semiconductor Corp.	196,577	678
*	WidePoint Corp.	383,604	675
*	ID Systems Inc.	121,224	659
	Perceptron Inc.	51,154	652
*	Marin Software Inc.	55,357	652
*	LoJack Corp.	117,277	637
*	Meru Networks Inc.	167,979	618
*	Wireless Telecom Group Inc.	231,511	618
*	Mattersight Corp.	116,238	617
*	BSQUARE Corp.	190,233	609
*	GSI Technology Inc.	100,859	601
*	LRAD Corp.	290,661	599
*	Violin Memory Inc.	129,881	575
	TheStreet Inc.	234,379	565
*	CyberOptics Corp.	70,691	565
*,^	Crossroads Systems Inc.	165,788	555
*	Data I/O Corp.	180,066	542
*	Onvia Inc.	108,483	501
*,^	ClearSign Combustion Corp.	53,627	492
*	Model N Inc.	44,488	492
*	NCI Inc. Class A	53,078	471
*,^	Document Security Systems Inc.	331,632	454
	Optical Cable Corp.	112,873	451
*	PAR Technology Corp.	106,779	448
*,^	Spark Networks Inc.	78,731	446
*,^	Infosonics Corp.	187,832	445
	CSP Inc.	63,018	436
*	Tremor Video Inc.	91,790	433
*	Netlist Inc.	329,552	425
*	A10 Networks Inc.	31,680	421
*	Silver Spring Networks Inc.	31,074	414
*,^	Wave Systems Corp. Class A	293,136	413
	Concurrent Computer Corp.	55,268	412
*	Newtek Business Services Inc.	147,777	405
*	Planet Payment Inc.	142,025	403
*	IEC Electronics Corp.	91,854	400
*	Edgewater Technology Inc.	53,596	399
*	ClearOne Inc.	39,581	389
*	USA Technologies Inc.	184,289	389
*	Acorn Energy Inc.	161,560	381
*	BTU International Inc.	113,437	371
*	BroadVision Inc.	37,841	363
*	Imation Corp.	105,514	363
*	StarTek Inc.	46,382	358
*	Hutchinson Technology Inc.	137,976	345
*	Audience Inc.	28,161	337
*	GSE Systems Inc.	200,594	333
*	Applied Optoelectronics Inc.	14,207	330
*,^	Cyan Inc.	81,495	328
*	Aerohive Networks Inc.	39,178	322
*	Sonic Foundry Inc.	29,544	317
*	Internet Patents Corp.	100,800	312
*	Novatel Wireless Inc.	161,366	308
*,^	MicroVision Inc.	150,409	302

45

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Mandalay Digital Group Inc.	73,780	291
*	Everyday Health Inc.	15,667	290
*	Ikanos Communications Inc.	672,829	286
*	Lantronix Inc.	140,011	276
*	STR Holdings Inc.	199,017	269
*	CUI Global Inc.	31,502	265
	QAD Inc. Class B	14,091	256
*	NeoPhotonics Corp.	60,156	250
*	Planar Systems Inc.	99,747	244
	Globalscape Inc.	99,732	244
*	GTT Communications Inc.	23,913	244
*	Envivio Inc.	101,037	242
*	Video Display Corp.	71,008	235
*	LGL Group Inc.	47,780	231
*	Varonis Systems Inc.	7,884	229
^	LiveDeal Inc.	49,683	217
*	Crexendo Inc.	65,793	211
*	Amber Road Inc.	12,700	205
*	Identiv Inc.	18,334	203
*	Remark Media Inc.	22,453	200
*	eMagin Corp.	85,535	191
*	Intellicheck Mobilisa Inc.	258,695	189
*	Q2 Holdings Inc.	12,676	181
*	NetSol Technologies Inc.	45,112	175
*	InterCloud Systems Inc.	26,038	172
*	Covisint Corp.	35,284	171
*,^	Ascent Solar Technologies Inc.	398,486	167
*	Asure Software Inc.	27,280	165
*	Selectica Inc.	25,943	164
*	Viasystems Group Inc.	14,776	161
*	Inuvo Inc.	169,475	151
*	Interphase Corp.	34,145	148
*	Synacor Inc.	57,301	147
	Bel Fuse Inc. Class A	5,719	141
*	TechTarget Inc.	14,519	128
*	Bridgeline Digital Inc.	144,377	127
	RF Industries Ltd.	20,988	126
*	Looksmart Ltd.	69,526	125
*	Care.com Inc.	9,865	125
*	Intermolecular Inc.	52,499	122
*,^	Overland Storage Inc.	25,049	121
*	Aetrium Inc.	21,572	117
*,^	Superconductor Technologies Inc.	38,507	111
*	GigOptix Inc.	77,419	106
*,^	xG Technology Inc.	52,552	106
*	RELM Wireless Corp.	27,322	105
*	Alpha & Omega Semiconductor Ltd.	11,340	105
*	YuMe Inc.	17,794	105
*	Smith Micro Software Inc.	96,461	100
*	Majesco Entertainment Co.	43,648	99
*	OPOWER Inc.	4,689	88
*	Lightpath Technologies Inc. Class A	63,678	87
*	TSR Inc.	27,043	81
*	World Energy Solutions Inc.	19,534	78
*	Exa Corp.	6,923	78
*	Blackhawk Network Holdings Inc.	2,465	70
*,^	Digital Ally Inc.	21,121	66
*	Advanced Photonix Inc. Class A	99,780	61
*	Borderfree Inc.	3,167	52
*	Iteris Inc.	28,038	48
*	TigerLogic Corp.	31,880	43
*	Ambient Corp.	43,817	40
*	Xplore Technologies Corp.	6,900	40
*	Elecsys Corp.	3,200	39

46

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Daegis Inc.	31,670	37
*	ADDvantage Technologies Group Inc.	10,200	28
*	Sevcon Inc.	3,344	28
	Wayside Technology Group Inc.	1,600	25
*	Sigmatron International Inc.	2,000	24
*,^	Net Element Inc.	12,508	24
*	Sutron Corp.	3,900	20
*	Voltari Corp.	8,435	17
*	Dataram Corp.	4,800	14
*	Qualstar Corp.	9,220	12
*	LGL GROUP Inc. Warrants Exp. 06/8/2018	238,900	12
*	WPCS International Inc.	22,640	12
*	Cover-All Technologies Inc.	9,331	11
*	RMG Networks Holding Corp.	2,700	6
*	Liquid Holdings Group Inc.	2,100	4
*	IntriCon Corp.	400	3
*	Mavenir Systems Inc.	100	2
*,^	Inventergy Global Inc.	467	1
*	Avid Technology Inc.	149	1
*	MAM Software Group Inc.	200	1
*	Saba Software Inc.	74	1
			6,111,288
Materials (5.5%)
	Celanese Corp. Class A	1,430,241	91,936
	Ashland Inc.	664,892	72,300
	Rock-Tenn Co. Class A	658,373	69,518
*	WR Grace & Co.	699,836	66,155
	Packaging Corp. of America	902,019	64,485
*	Crown Holdings Inc.	1,271,689	63,279
	RPM International Inc.	1,222,499	56,455
	Martin Marietta Materials Inc.	424,122	56,005
	Valspar Corp.	712,512	54,286
	Reliance Steel & Aluminum Co.	713,115	52,564
	Albemarle Corp.	729,749	52,177
	Huntsman Corp.	1,812,931	50,943
	Rockwood Holdings Inc.	665,599	50,579
	Royal Gold Inc.	596,166	45,380
	Eagle Materials Inc.	459,078	43,282
	Sonoco Products Co.	936,354	41,134
	AptarGroup Inc.	597,661	40,049
	NewMarket Corp.	101,003	39,604
	Steel Dynamics Inc.	2,047,425	36,751
	PolyOne Corp.	859,490	36,219
*	Graphic Packaging Holding Co.	2,996,480	35,059
	Cytec Industries Inc.	330,532	34,845
	Cabot Corp.	554,903	32,179
	Carpenter Technology Corp.	491,391	31,080
	Westlake Chemical Corp.	366,856	30,728
	Axiall Corp.	646,964	30,582
	Compass Minerals International Inc.	310,080	29,687
	US Silica Holdings Inc.	495,682	27,481
	Domtar Corp.	602,202	25,804
	Sensient Technologies Corp.	451,753	25,172
*	KapStone Paper and Packaging Corp.	744,448	24,664
*	Berry Plastics Group Inc.	924,057	23,841
*	Chemtura Corp.	880,498	23,007
	Scotts Miracle-Gro Co. Class A	397,283	22,589
	HB Fuller Co.	463,468	22,293
^	Cliffs Natural Resources Inc.	1,416,411	21,317
	Minerals Technologies Inc.	319,300	20,940
	Silgan Holdings Inc.	406,120	20,639
	Worthington Industries Inc.	475,345	20,459
*	Louisiana-Pacific Corp.	1,309,549	19,669
*	Platform Specialty Products Corp.	699,227	19,599

47

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Olin Corp.	724,137	19,494
*	Stillwater Mining Co.	1,110,281	19,485
	Commercial Metals Co.	1,086,291	18,804
*	Texas Industries Inc.	199,261	18,404
	Greif Inc. Class A	282,642	15,421
	Tronox Ltd. Class A	569,437	15,318
	Balchem Corp.	281,652	15,085
*	Rayonier Advanced Materials Inc.	384,823	14,912
*	Resolute Forest Products Inc.	879,173	14,753
*	Flotek Industries Inc.	434,403	13,970
*	SunCoke Energy Inc.	647,611	13,924
	Globe Specialty Metals Inc.	593,608	12,335
	Schweitzer-Mauduit International Inc.	282,455	12,332
	Kaiser Aluminum Corp.	167,039	12,172
*	Clearwater Paper Corp.	190,758	11,774
	Innophos Holdings Inc.	201,066	11,575
*	Calgon Carbon Corp.	499,145	11,146
	Hecla Mining Co.	3,172,361	10,945
	PH Glatfelter Co.	400,943	10,637
	A Schulman Inc.	271,047	10,489
*	Ferro Corp.	805,776	10,121
*,^	AK Steel Holding Corp.	1,269,772	10,107
	Innospec Inc.	225,976	9,755
	OM Group Inc.	296,410	9,613
*	Headwaters Inc.	679,461	9,438
	Quaker Chemical Corp.	122,679	9,421
	Stepan Co.	176,446	9,327
	Neenah Paper Inc.	170,370	9,055
*	Coeur Mining Inc.	968,560	8,891
*,^	Intrepid Potash Inc.	512,855	8,595
*	Boise Cascade Co.	297,802	8,529
*	Century Aluminum Co.	538,267	8,440
	Materion Corp.	227,410	8,412
*	LSB Industries Inc.	189,496	7,896
*	RTI International Metals Inc.	288,851	7,681
	Koppers Holdings Inc.	195,524	7,479
*	McEwen Mining Inc.	2,579,326	7,428
*	Horsehead Holding Corp.	405,587	7,406
	Haynes International Inc.	123,620	6,996
*	Kraton Performance Polymers Inc.	304,184	6,811
	Deltic Timber Corp.	108,017	6,526
	Myers Industries Inc.	317,086	6,370
	Schnitzer Steel Industries Inc.	244,059	6,363
*	Rentech Inc.	2,240,823	5,804
	Wausau Paper Corp.	517,286	5,597
	Tredegar Corp.	237,507	5,560
*	Advanced Emissions Solutions Inc.	214,344	4,915
*	Senomyx Inc.	549,840	4,756
*,^	Molycorp Inc.	1,758,238	4,519
	Zep Inc.	255,402	4,510
*	OMNOVA Solutions Inc.	472,392	4,294
*	Taminco Corp.	181,313	4,217
	Kronos Worldwide Inc.	230,536	3,612
*,^	Allied Nevada Gold Corp.	929,260	3,494
	Hawkins Inc.	92,106	3,421
	Olympic Steel Inc.	133,195	3,297
^	Walter Energy Inc.	597,793	3,258
	American Vanguard Corp.	242,032	3,200
*	Mercer International Inc.	283,820	2,980
	FutureFuel Corp.	163,368	2,710
*	Landec Corp.	194,312	2,427
	Noranda Aluminum Holding Corp.	678,982	2,397
	Ampco-Pittsburgh Corp.	100,187	2,298
*	US Concrete Inc.	82,300	2,037

48

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Universal Stainless & Alloy Products Inc.	59,961	1,948
*	Handy & Harman Ltd.	67,082	1,796
*	AM Castle & Co.	154,963	1,711
*	AEP Industries Inc.	43,386	1,513
	Synalloy Corp.	79,907	1,312
^	Gold Resource Corp.	256,782	1,299
*	Penford Corp.	92,919	1,192
	Chase Corp.	34,898	1,191
	United States Lime & Minerals Inc.	18,100	1,173
*,^	Paramount Gold and Silver Corp.	1,038,370	997
	KMG Chemicals Inc.	45,873	825
*,^	General Moly Inc.	710,136	817
*	Core Molding Technologies Inc.	58,763	764
*	Trecora Resources	62,697	742
*	Comstock Mining Inc.	351,346	587
*,^	Midway Gold Corp.	642,817	579
*	TOR Minerals International Inc.	56,356	563
*	Solitario Exploration & Royalty Corp.	381,460	504
*	UFP Technologies Inc.	15,357	370
*	Codexis Inc.	230,405	336
*,^	Verso Paper Corp.	127,089	267
*	US Antimony Corp.	181,971	258
*	Mines Management Inc.	200,193	224
*	Marrone Bio Innovations Inc.	15,671	182
*,^	Clean Diesel Technologies Inc.	54,375	147
*,^	Silver Bull Resources Inc.	463,119	141
*,^	Golden Minerals Co.	102,533	118
*	BioAmber Inc.	8,800	88
*	Timberline Resources Corp.	366,815	49
*	Metabolix Inc.	32,461	28
*	Continental Materials Corp.	600	10
			2,199,404
Other (0.0%)
*	Leap Wireless International Inc CVR	524,960	1,323
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	311
*	Camco Financial Corp. Warrants Expi. 11/06/2017	32,905	219
*	Unity Bancorp Inc. Rights Exp. 08/08/2014	174,680	159
*	Chelsea Therapeutics International Ltd. CVR	912,063	100
*	Southern Community Financial Corp	182,721	40
*	Cubist Pharmaceuticals, Inc. CVR	178,549	23
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	—
*	Gerber Scientific Inc. CVR	161,151	—
*	Trubion Pharmaceuticals Inc. CVR	49,686	—
			2,175
Telecommunication Services (1.4%)
*	SBA Communications Corp. Class A	1,181,456	120,863
*	T-Mobile US Inc.	2,357,177	79,248
*	Level 3 Communications Inc.	1,567,050	68,809
*	Sprint Corp.	7,959,369	67,893
*	tw telecom inc Class A	1,265,140	50,998
	Telephone & Data Systems Inc.	916,409	23,927
	Cogent Communications Holdings Inc.	393,795	13,606
*,^	Globalstar Inc.	2,092,007	8,891
	Consolidated Communications Holdings Inc.	371,205	8,256
*	Cincinnati Bell Inc.	2,024,373	7,956
*	Premiere Global Services Inc.	521,023	6,956
	Shenandoah Telecommunications Co.	227,831	6,940
*	8x8 Inc.	761,980	6,157
*	United States Cellular Corp.	144,830	5,909
	Atlantic Tele-Network Inc.	101,021	5,859
*	Vonage Holdings Corp.	1,549,316	5,810
*	Iridium Communications Inc.	584,298	4,943
	Inteliquent Inc.	329,495	4,570
*	General Communication Inc. Class A	405,345	4,491

49

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*,^	FairPoint Communications Inc.	296,162	4,137
	USA Mobility Inc.	268,515	4,135
*	inContact Inc.	423,751	3,894
	IDT Corp. Class B	184,062	3,206
*	Cbeyond Inc.	316,734	3,152
*	Intelsat SA	163,101	3,073
	Lumos Networks Corp.	185,289	2,681
*	ORBCOMM Inc.	398,999	2,629
	Enventis Corp.	138,857	2,199
	NTELOS Holdings Corp.	143,974	1,794
*	Hawaiian Telcom Holdco Inc.	50,084	1,433
*,^	Towerstream Corp.	538,096	1,044
*,^	NII Holdings Inc.	1,699,244	935
*	Straight Path Communications Inc. Class B	88,206	900
*	Alaska Communications Systems Group Inc.	489,323	881
*	RingCentral Inc. Class A	46,749	707
*,^	Elephant Talk Communications Corp.	615,563	585
*	Boingo Wireless Inc.	69,949	478
*	Alteva	66,323	458
			540,403
Utilities (3.4%)
	American Water Works Co. Inc.	1,642,195	81,207
*	Calpine Corp.	3,104,555	73,920
	OGE Energy Corp.	1,826,751	71,389
	Alliant Energy Corp.	1,017,849	61,946
	MDU Resources Group Inc.	1,752,094	61,499
	National Fuel Gas Co.	770,717	60,347
	UGI Corp.	1,055,706	53,313
	ITC Holdings Corp.	1,446,166	52,756
	Atmos Energy Corp.	919,193	49,085
	Westar Energy Inc. Class A	1,182,465	45,158
	Aqua America Inc.	1,624,565	42,596
	Questar Corp.	1,599,233	39,661
	Great Plains Energy Inc.	1,403,946	37,724
	Cleco Corp.	553,186	32,610
	Vectren Corp.	763,262	32,439
*	Dynegy Inc. Class A	900,698	31,344
	Piedmont Natural Gas Co. Inc.	722,711	27,037
	IDACORP Inc.	465,012	26,892
	Black Hills Corp.	411,906	25,287
	Portland General Electric Co.	723,118	25,071
^	Hawaiian Electric Industries Inc.	938,682	23,767
	UNS Energy Corp.	385,500	23,288
	Southwest Gas Corp.	430,572	22,730
	New Jersey Resources Corp.	390,438	22,317
	PNM Resources Inc.	738,398	21,657
	WGL Holdings Inc.	481,397	20,748
	UIL Holdings Corp.	523,128	20,250
	NorthWestern Corp.	359,639	18,770
	Laclede Group Inc.	386,528	18,766
	Avista Corp.	556,960	18,669
	South Jersey Industries Inc.	303,795	18,352
	ONE Gas Inc.	481,814	18,189
	ALLETE Inc.	352,461	18,099
	El Paso Electric Co.	374,087	15,042
	MGE Energy Inc.	322,013	12,723
	American States Water Co.	360,498	11,979
	Northwest Natural Gas Co.	251,430	11,855
	Pattern Energy Group Inc. Class A	338,053	11,193
	California Water Service Group	442,311	10,704
	Empire District Electric Co.	399,932	10,270
	Otter Tail Corp.	336,694	10,199
	NRG Yield Inc. Class A	178,527	9,292
	Chesapeake Utilities Corp.	104,626	7,463

50

Vanguard® Extended Market Index Fund
Schedule of Investments
June 30, 2014

					Market
					Value
				Shares	($000)
	Ormat Technologies Inc.			212,290	6,120
	Unitil Corp.			126,669	4,285
	SJW Corp.			142,788	3,884
	Middlesex Water Co.			165,897	3,514
	Connecticut Water Service Inc.			82,841	2,806
	York Water Co.			106,592	2,219
	Artesian Resources Corp. Class A			79,449	1,786
^	Delta Natural Gas Co. Inc.			74,412	1,634
*	Genie Energy Ltd. Class B			150,487	1,184
*,^	Pure Cycle Corp.			158,736	1,075
*	Cadiz Inc.			97,558	813
*	US Geothermal Inc.			523,384	314
	Gas Natural Inc.			12,529	132
*	American DG Energy Inc.			49,512	89
					1,337,458
Total Common Stocks (Cost $27,095,520)					39,666,552

		Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
2,3	Vanguard Market Liquidity Fund	0.111%		456,969,572	456,970
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.068%	7/2/14	4,000	4,000
4,5	Federal Home Loan Bank Discount Notes	0.081%	9/12/14	1,500	1,500
5,6	Freddie Mac Discount Notes	0.077%	10/20/14	1,600	1,599
					7,099
Total Temporary Cash Investments (Cost $464,069)					464,069
Total Investments (101.0%) (Cost $27,559,589)					40,130,621
Other Assets and Liabilities—Net (-1.0%)[3]					(402,892)
Net Assets (100%)					39,727,729

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $402,198,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $431,827,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,099,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal
Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA982 082014

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2014
VANGUARD INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.